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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7762

First Eagle Funds (Exact name of registrant as specified in charter)

1345 Avenue of the Americas

New York, NY 10105-4300

(Address of principal executive offices)	(Zip code)

Sheelyn Michael

First Eagle Funds

1345 Avenue of the Americas

New York, NY 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-632-2700

Date of fiscal year end: October 31

Date of reporting period: October 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N- CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549- 1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

TABLE OF CONTENTS

First Eagle Global Fund Class A - SGENX

First Eagle Global Fund Class C - FESGX

First Eagle Global Fund Class I - SGIIX

First Eagle Global Fund Class R6 - FEGRX

First Eagle Overseas Fund Class A - SGOVX

First Eagle Overseas Fund Class C - FESOX

First Eagle Overseas Fund Class I - SGOIX

First Eagle Overseas Fund Class R6 - FEORX

First Eagle U.S. Value Fund Class A - FEVAX

First Eagle U.S. Value Fund Class C - FEVCX

First Eagle U.S. Value Fund Class I - FEVIX

First Eagle U.S. Value Fund Class R6 - FEVRX

First Eagle Gold Fund Class A - SGGDX

First Eagle Gold Fund Class C - FEGOX

First Eagle Gold Fund Class I - FEGIX

First Eagle Gold Fund Class R6 - FEURX

First Eagle Global Income Builder Fund Class A - FEBAX

First Eagle Global Income Builder Fund Class C - FEBCX

First Eagle Global Income Builder Fund Class I - FEBIX

First Eagle Global Income Builder Fund Class R6 - FEBRX

First Eagle Rising Dividend Fund Class A - FEFAX

First Eagle Rising Dividend Fund Class C - FEAMX

First Eagle Rising Dividend Fund Class I - FEAIX

First Eagle Rising Dividend Fund Class R6 - FEFRX

First Eagle Small Cap Opportunity Fund Class A - FESAX

First Eagle Small Cap Opportunity Fund Class I - FESCX

First Eagle Small Cap Opportunity Fund Class R6 - FESRX

First Eagle U.S. Smid Cap Opportunity Fund Class A - FEMAX

First Eagle U.S. Smid Cap Opportunity Fund Class I - FESMX

First Eagle U.S. Smid Cap Opportunity Fund Class R6 - FEXRX

First Eagle Global Real Assets Fund Class A - FERAX

First Eagle Global Real Assets Fund Class I - FEREX

First Eagle Global Real Assets Fund Class R6 - FERRX

First Eagle High Yield Municipal Fund Class A - FEHAX

First Eagle High Yield Municipal Fund Class C - FEHCX

First Eagle High Yield Municipal Fund Class I - FEHIX

First Eagle High Yield Municipal Fund Class R6 - FEHRX

First Eagle Short Duration High Yield Municipal Fund Class A - FDUAX

First Eagle Short Duration High Yield Municipal Fund Class I - FDUIX

First Eagle Short Duration High Yield Municipal Fund Class R6 - FDURX

October 31, 2024

Annual Shareholder Report

Class A | SGENX

This Annual Shareholder Report contains important information about the Class A shares of the Fund for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Global Fund

What Were the Fund's Costs for the Year?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class A	$124	1.10%

How Did the Fund Perform Last Year?

The NAV of First Eagle Global Fund Class A Shares1 increased 26.43% in the 12-month period ended October 31, 2024. The MSCI World Index increased 33.68% for the same period.

• Our equity holdings contributed to performance, while gold and gold-related equities also were a contributor.

• All geographic regions contributed to performance. North America and developed Europe were the leading contributors by region, while developed Asia excluding Japan and emerging markets were the worst performing regions.

• Materials, financials and information technology were the largest contributors among equity sectors. Energy was the only detractor, while utilities and real estate were the next worst performing sectors.

• Gold bullion was the leading contributor to performance. Schlumberger NV was the largest detractor.

1 Reflects performance for Class A shares without the effect of sales charges and assumes all distributions have been reinvested; if sales charges were included, values would be lower.

Total Return Based on a $10,000 Investment

First Eagle Global Fund (Class A) | $19,410
MSCI World Index | $25,431
$30,000
$20,000
$10,000
$0
Oct-2014
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024

	First Eagle Global Fund (Class A) | $19,410	MSCI World Index | $25,431
Oct-2014	10,000	10,000
Nov-2014	9,662.450000	10,200.410000
Dec-2014	9,548.430000	10,035.930000
Jan-2015	9,570.390000	9,854.080000
Feb-2015	9,896.750000	10,431.420000
Mar-2015	9,764.130000	10,268.130000
Apr-2015	9,949.650000	10,508.940000
May-2015	9,936.710000	10,545.140000
Jun-2015	9,718.110000	10,299.940000
Jul-2015	9,612.180000	10,484.830000
Aug-2015	9,327.660000	9,791
Sep-2015	9,050.630000	9,429.860000
Oct-2015	9,667.880000	10,177.120000
Nov-2015	9,631.140000	10,126.490000
Dec-2015	9,458.740000	9,948.490000
Jan-2016	9,136.200000	9,353.330000
Feb-2016	9,313.440000	9,283.720000
Mar-2016	9,788.430000	9,913.700000
Apr-2016	10,122.210000	10,070.570000
May-2016	10,026.050000	10,127.130000
Jun-2016	10,101.250000	10,013.650000
Jul-2016	10,460.850000	10,436.720000
Aug-2016	10,455.620000	10,445.390000
Sep-2016	10,497.440000	10,500.870000
Oct-2016	10,380.920000	10,297.650000
Nov-2016	10,393.380000	10,445.720000
Dec-2016	10,465.090000	10,695.670000
Jan-2017	10,748.700000	10,953.810000
Feb-2017	11,032.120000	11,377.630000
Mar-2017	11,053.080000	11,546.090000
Apr-2017	11,197.870000	11,790.340000
May-2017	11,201.230000	11,835.710000
Jun-2017	11,336.770000	12,118.960000
Jul-2017	11,353.770000	12,136.030000
Aug-2017	11,505.910000	12,408.410000
Oct-2017	11,662.390000	12,642.910000
Nov-2017	11,798.840000	12,916.860000
Dec-2017	11,875.530000	13,091.540000
Jan-2018	12,319.680000	13,782.770000
Feb-2018	11,808.410000	13,211.790000
Mar-2018	11,737.560000	12,923.820000
Apr-2018	11,796.250000	13,072.330000
May-2018	11,836.360000	13,154.240000
Jun-2018	11,719.180000	13,147.970000
Jul-2018	11,907.860000	13,558.630000
Aug-2018	11,829.260000	13,726.380000
Sep-2018	11,871.850000	13,802.820000
Oct-2018	11,330.490000	12,789.300000
Nov-2018	11,408.670000	12,934.590000
Dec-2018	10,863.340000	11,951.070000
Jan-2019	11,644.410000	12,880.930000
Feb-2019	11,885.450000	13,268.260000
Mar-2019	11,936.560000	13,442.530000
Apr-2019	12,180.070000	13,919.190000
May-2019	11,633.180000	13,116.040000
Jun-2019	12,369.560000	13,980.320000
Jul-2019	12,354.720000	14,049.570000
Aug-2019	12,248.470000	13,762.200000
Sep-2019	12,481.190000	14,055.070000
Oct-2019	12,625.970000	14,412.730000
Nov-2019	12,694.150000	14,814.130000
Dec-2019	13,053.390000	15,257.940000
Jan-2020	12,693.120000	15,165.070000
Feb-2020	11,895.990000	13,883.240000
Mar-2020	10,508.920000	12,045.890000
Apr-2020	11,543	13,361.830000
May-2020	11,874.280000	14,007.320000
Jun-2020	12,057.150000	14,377.830000
Jul-2020	12,620.210000	15,065.680000
Aug-2020	13,053.090000	16,072.290000
Sep-2020	12,737.200000	15,517.810000
Oct-2020	12,485.010000	15,041.800000
Nov-2020	13,591.180000	16,965.070000
Dec-2020	14,137.540000	17,684.330000
Jan-2021	13,897.200000	17,508.570000
Feb-2021	14,183.490000	17,957.220000
Mar-2021	14,709.690000	18,554.690000
Apr-2021	15,264.250000	19,418.230000
May-2021	15,876.350000	19,697.960000
Jun-2021	15,585.810000	19,991.550000
Jul-2021	15,685.560000	20,349.660000
Aug-2021	15,759.280000	20,856.130000
Sep-2021	15,286.500000	19,990.170000
Oct-2021	15,794.010000	21,122.420000
Nov-2021	15,228.590000	20,659.570000
Dec-2021	15,869.710000	21,542.560000
Jan-2022	15,803.060000	20,402.720000
Feb-2022	15,684.540000	19,886.710000
Mar-2022	15,913.530000	20,432.470000
Apr-2022	15,066.930000	18,735.080000
May-2022	15,285.400000	18,749.270000
Jun-2022	14,242.940000	17,125.170000
Jul-2022	14,749.990000	18,484.840000
Aug-2022	14,179.160000	17,712.030000
Sep-2022	13,097.290000	16,065.520000
Oct-2022	13,913.250000	17,219.240000
Nov-2022	15,047.180000	18,416.500000
Dec-2022	14,841.040000	17,634.400000
Jan-2023	15,875.460000	18,882.140000
Feb-2023	15,303.940000	18,428.240000
Mar-2023	15,723.270000	18,997.670000
Apr-2023	16,017.290000	19,330.690000
May-2023	15,495.130000	19,137.700000
Jun-2023	16,206.360000	20,295.110000
Jul-2023	16,585.580000	20,976.880000
Aug-2023	16,185.870000	20,475.830000
Sep-2023	15,590.230000	19,592.540000
Oct-2023	15,354.820000	19,024.040000
Nov-2023	16,205.480000	20,807.590000
Dec-2023	16,740.260000	21,829.120000
Jan-2024	16,782.110000	22,091.080000
Feb-2024	17,055.660000	23,027.690000
Mar-2024	17,824.870000	23,767.680000
Apr-2024	17,482.630000	22,884.840000
May-2024	18,071.790000	23,906.690000
Jun-2024	18,019.380000	24,393.140000
Jul-2024	18,756.380000	24,823.010000
Aug-2024	19,324.700000	25,479.090000
Sep-2024	19,800.080000	25,945.710000
Oct-2024	19,410	25,431

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years. The results of this chart do not predict the results of future time periods and does not guarantee the same results.

Average Annual Returns

Class/Index Name	1 Year	5 Years	10 Years
Class A - without sales charge	26.43%	8.98%	7.41%
Class A - with sales charge	20.08%	7.87%	6.86%
MSCI World Index	33.68%	12.03%	9.78%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.334.2143 or visit https://www.firsteagle.com if you have questions about current performance.

Key Fund Statistics

  Net Assets$56,336,120,291
  Number of Portfolio Holdings197
  Portfolio Turnover Rate9.51%
  Net Investment Advisory Fees (net of waivers and reimbursements)$393,022,590

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	81.8%
Commodities	11.8%
Corporate Bonds	0.0%Footnote Reference1
Short-Term Investments	6.4%Footnote Reference2

Top 10 HoldingsFootnote Reference3

Based on total net assets of the portfolio

Gold bullion (Precious Metal)Footnote Reference4	11.8%
Oracle Corp. (Software, United States)	2.9%
Meta Platforms, Inc., Class A (Interactive Media & Services, United States)	2.6%
HCA Healthcare, Inc. (Health Care Providers & Services, United States)	2.0%
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels, United States)	2.0%
Philip Morris International, Inc. (Tobacco, United States)	1.9%
Comcast Corp., Class A (Media, United States)	1.7%
Willis Towers Watson plc (Insurance, United States)	1.5%
Bank of New York Mellon Corp. (The) (Capital Markets, United States)	1.5%
CH Robinson Worldwide, Inc. (Air Freight & Logistics, United States)	1.5%
Total	29.4%

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	6.4%
OthersFootnote Reference5	3.2%
Materials	4.9%
Consumer Discretionary	6.1%
Energy	6.5%
Communication Services	7.4%
Health Care	8.6%
Information Technology	9.1%
Industrials	10.3%
Commodities	11.8%
Financials	11.9%
Consumer Staples	13.8%

Asset Allocation by CountryFootnote Reference6

Based on total investments in the portfolio

United States	55.9%
United Kingdom	7.2%
Japan	6.3%
Canada	5.0%
France	3.2%
Switzerland	2.9%
South Korea	2.5%
China	2.2%
Mexico	1.4%
Hong Kong	1.2%
OthersFootnote Reference7	5.8%
Short-Term Investments	6.4%
Footnote	Description
Footnote[1]	Less than 0.05%
Footnote[2]	Includes short-term commercial paper (1.7% of total investments) that settles in 90 days or less; long-term commercial paper (4.6% of total investments) that settles in 91 days or more; and other short-term investments (0.1% of total investments), such as U.S. treasury bills or money market funds.
Footnote[3]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.
Footnote[4]	The Fund invests in gold and precious metals through investment in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Gold bullion and commodities include the Fund’s investment in the Subsidiary.
Footnote[5]	Includes additional sectors outside the top 10 listed above.
Footnote[6]	Country allocations reflect country of risk not currency of issue. Bonds of non-U.S. issuers may be U.S. dollar denominated.
Footnote[7]	Includes additional countries outside the top 10 listed above.

First Eagle Global Fund

October 31, 2024

Annual Shareholder Report

Class A | SGENX

First Eagle Investments

For more information, please scan the QR code to navigate to tailored shareholder reports and financial statements and other Information. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

October 31, 2024

Annual Shareholder Report

Class C | FESGX

This Annual Shareholder Report contains important information about the Class C shares of the Fund for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Global Fund

What Were the Fund's Costs for the Year?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class C	$209	1.86%

How Did the Fund Perform Last Year?

The NAV of First Eagle Global Fund Class C Shares1 increased 25.47% in the 12-month period ended October 31, 2024. The MSCI World Index increased 33.68% for the same period.

• Our equity holdings contributed to performance, while gold and gold-related equities also were a contributor.

• All geographic regions contributed to performance. North America and developed Europe were the leading contributors by region, while developed Asia excluding Japan and emerging markets were the worst performing regions.

• Materials, financials and information technology were the largest contributors among equity sectors. Energy was the only detractor, while utilities and real estate were the next worst performing sectors.

• Gold bullion was the leading contributor to performance. Schlumberger NV was the largest detractor.

1 Reflects performance for Class C shares without the effect of sales charges and assumes all distributions have been reinvested; if sales charges were included, values would be lower.

Total Return Based on a $10,000 Investment

First Eagle Global Fund (Class C) | $18,962
MSCI World Index | $25,431
$30,000
$20,000
$10,000
$0
Oct-2014
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024

	First Eagle Global Fund (Class C) | $18,962	MSCI World Index | $25,431
Oct-2014	10,000	10,000
Nov-2014	10,164	10,200.410000
Dec-2014	10,038.980000	10,035.930000
Jan-2015	10,057.050000	9,854.080000
Feb-2015	10,391.950000	10,431.420000
Mar-2015	10,247.500000	10,268.130000
Apr-2015	10,435.030000	10,508.940000
May-2015	10,415.210000	10,545.140000
Jun-2015	10,180.870000	10,299.940000
Jul-2015	10,063.790000	10,484.830000
Aug-2015	9,758.850000	9,791
Sep-2015	9,465.110000	9,429.860000
Oct-2015	10,102.110000	10,177.120000
Nov-2015	10,056.650000	10,126.490000
Dec-2015	9,869.600000	9,948.490000
Jan-2016	9,528.110000	9,353.330000
Feb-2016	9,706.290000	9,283.720000
Mar-2016	10,196.450000	9,913.700000
Apr-2016	10,537.020000	10,070.570000
May-2016	10,431.650000	10,127.130000
Jun-2016	10,502.580000	10,013.650000
Jul-2016	10,870.170000	10,436.720000
Aug-2016	10,856.040000	10,445.390000
Sep-2016	10,894.040000	10,500.870000
Oct-2016	10,765.490000	10,297.650000
Nov-2016	10,771.950000	10,445.720000
Dec-2016	10,841.960000	10,695.670000
Jan-2017	11,127.110000	10,953.810000
Feb-2017	11,408.110000	11,377.630000
Mar-2017	11,422.940000	11,546.090000
Apr-2017	11,563.440000	11,790.340000
May-2017	11,561.130000	11,835.710000
Jun-2017	11,694.080000	12,118.960000
Jul-2017	11,704.610000	12,136.030000
Aug-2017	11,853.250000	12,408.410000
Oct-2017	12,008.530000	12,642.910000
Nov-2017	12,140.630000	12,916.860000
Dec-2017	12,213.470000	13,091.540000
Jan-2018	12,662.930000	13,782.770000
Feb-2018	12,132.350000	13,211.790000
Mar-2018	12,051.060000	12,923.820000
Apr-2018	12,104.090000	13,072.330000
May-2018	12,136.770000	13,154.240000
Jun-2018	12,010.550000	13,147.970000
Jul-2018	12,196.710000	13,558.630000
Aug-2018	12,108.890000	13,726.380000
Sep-2018	12,145.220000	13,802.820000
Oct-2018	11,584.110000	12,789.300000
Nov-2018	11,657.090000	12,934.590000
Dec-2018	11,092.890000	11,951.070000
Jan-2019	11,883.810000	12,880.930000
Feb-2019	12,121.490000	13,268.260000
Mar-2019	12,165.120000	13,442.530000
Apr-2019	12,407.210000	13,919.190000
May-2019	11,842.680000	13,116.040000
Jun-2019	12,584.030000	13,980.320000
Jul-2019	12,561.380000	14,049.570000
Aug-2019	12,443.300000	13,762.200000
Sep-2019	12,673.510000	14,055.070000
Oct-2019	12,811.650000	14,412.730000
Nov-2019	12,874.420000	14,814.130000
Dec-2019	13,231.050000	15,257.940000
Jan-2020	12,856.610000	15,165.070000
Feb-2020	12,042.780000	13,883.240000
Mar-2020	10,632.570000	12,045.890000
Apr-2020	11,669.250000	13,361.830000
May-2020	11,995.990000	14,007.320000
Jun-2020	12,173.530000	14,377.830000
Jul-2020	12,734.730000	15,065.680000
Aug-2020	13,162.620000	16,072.290000
Sep-2020	12,836.180000	15,517.810000
Oct-2020	12,573.040000	15,041.800000
Nov-2020	13,678.210000	16,965.070000
Dec-2020	14,218.500000	17,684.330000
Jan-2021	13,968.260000	17,508.570000
Feb-2021	14,247.620000	17,957.220000
Mar-2021	14,767.660000	18,554.690000
Apr-2021	15,314.060000	19,418.230000
May-2021	15,917.440000	19,697.960000
Jun-2021	15,616.600000	19,991.550000
Jul-2021	15,705.610000	20,349.660000
Aug-2021	15,768.430000	20,856.130000
Sep-2021	15,287.500000	19,990.170000
Oct-2021	15,782.810000	21,122.420000
Nov-2021	15,209.900000	20,659.570000
Dec-2021	15,838.060000	21,542.560000
Jan-2022	15,762.040000	20,402.720000
Feb-2022	15,634.370000	19,886.710000
Mar-2022	15,853.250000	20,432.470000
Apr-2022	15,001.930000	18,735.080000
May-2022	15,210.460000	18,749.270000
Jun-2022	14,162.460000	17,125.170000
Jul-2022	14,655.310000	18,484.840000
Aug-2022	14,080.820000	17,712.030000
Sep-2022	12,998.010000	16,065.520000
Oct-2022	13,798.680000	17,219.240000
Nov-2022	14,915	18,416.500000
Dec-2022	14,700.220000	17,634.400000
Jan-2023	15,714.540000	18,882.140000
Feb-2023	15,142.530000	18,428.240000
Mar-2023	15,545.320000	18,997.670000
Apr-2023	15,828.240000	19,330.690000
May-2023	15,301.160000	19,137.700000
Jun-2023	15,992.780000	20,295.110000
Jul-2023	16,359.010000	20,976.880000
Aug-2023	15,953.310000	20,475.830000
Sep-2023	15,356.650000	19,592.540000
Oct-2023	15,112.480000	19,024.040000
Nov-2023	15,942.160000	20,807.590000
Dec-2023	16,455.500000	21,829.120000
Jan-2024	16,488.410000	22,091.080000
Feb-2024	16,747.270000	23,027.690000
Mar-2024	17,489.180000	23,767.680000
Apr-2024	17,142.890000	22,884.840000
May-2024	17,710.320000	23,906.690000
Jun-2024	17,644.790000	24,393.140000
Jul-2024	18,359.410000	24,823.010000
Aug-2024	18,899.180000	25,479.090000
Sep-2024	19,354.650000	25,945.710000
Oct-2024	18,962	25,431

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years. The results of this chart do not predict the results of future time periods and does not guarantee the same results.

Average Annual Returns

Class/Index Name	1 Year	5 Years	10 Years
Class C - without sales charge	25.47%	8.16%	6.60%
Class C - with sales charge	24.47%	8.16%	6.60%
MSCI World Index	33.68%	12.03%	9.78%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.334.2143 or visit https://www.firsteagle.com if you have questions about current performance.

Key Fund Statistics

  Net Assets$56,336,120,291
  Number of Portfolio Holdings197
  Portfolio Turnover Rate9.51%
  Net Investment Advisory Fees (net of waivers and reimbursements)$393,022,590

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	81.8%
Commodities	11.8%
Corporate Bonds	0.0%Footnote Reference1
Short-Term Investments	6.4%Footnote Reference2

Top 10 HoldingsFootnote Reference3

Based on total net assets of the portfolio

Gold bullion (Precious Metal)Footnote Reference4	11.8%
Oracle Corp. (Software, United States)	2.9%
Meta Platforms, Inc., Class A (Interactive Media & Services, United States)	2.6%
HCA Healthcare, Inc. (Health Care Providers & Services, United States)	2.0%
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels, United States)	2.0%
Philip Morris International, Inc. (Tobacco, United States)	1.9%
Comcast Corp., Class A (Media, United States)	1.7%
Willis Towers Watson plc (Insurance, United States)	1.5%
Bank of New York Mellon Corp. (The) (Capital Markets, United States)	1.5%
CH Robinson Worldwide, Inc. (Air Freight & Logistics, United States)	1.5%
Total	29.4%

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	6.4%
OthersFootnote Reference5	3.2%
Materials	4.9%
Consumer Discretionary	6.1%
Energy	6.5%
Communication Services	7.4%
Health Care	8.6%
Information Technology	9.1%
Industrials	10.3%
Commodities	11.8%
Financials	11.9%
Consumer Staples	13.8%

Asset Allocation by CountryFootnote Reference6

Based on total investments in the portfolio

United States	55.9%
United Kingdom	7.2%
Japan	6.3%
Canada	5.0%
France	3.2%
Switzerland	2.9%
South Korea	2.5%
China	2.2%
Mexico	1.4%
Hong Kong	1.2%
OthersFootnote Reference7	5.8%
Short-Term Investments	6.4%
Footnote	Description
Footnote[1]	Less than 0.05%
Footnote[2]	Includes short-term commercial paper (1.7% of total investments) that settles in 90 days or less; long-term commercial paper (4.6% of total investments) that settles in 91 days or more; and other short-term investments (0.1% of total investments), such as U.S. treasury bills or money market funds.
Footnote[3]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.
Footnote[4]	The Fund invests in gold and precious metals through investment in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Gold bullion and commodities include the Fund’s investment in the Subsidiary.
Footnote[5]	Includes additional sectors outside the top 10 listed above.
Footnote[6]	Country allocations reflect country of risk not currency of issue. Bonds of non-U.S. issuers may be U.S. dollar denominated.
Footnote[7]	Includes additional countries outside the top 10 listed above.

First Eagle Global Fund

October 31, 2024

Annual Shareholder Report

Class C | FESGX

First Eagle Investments

For more information, please scan the QR code to navigate to tailored shareholder reports and financial statements and other Information. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

October 31, 2024

Annual Shareholder Report

Class I | SGIIX

This Annual Shareholder Report contains important information about the Class I shares of the Fund for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Global Fund

What Were the Fund's Costs for the Year?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class I	$98	0.86%

How Did the Fund Perform Last Year?

The NAV of First Eagle Global Fund Class I Shares increased 26.70% in the 12-month period ended October 31, 2024. The MSCI World Index increased 33.68% for the same period.

• Our equity holdings contributed to performance, while gold and gold-related equities also were a contributor.

• All geographic regions contributed to performance. North America and developed Europe were the leading contributors by region, while developed Asia excluding Japan and emerging markets were the worst performing regions.

• Materials, financials and information technology were the largest contributors among equity sectors. Energy was the only detractor, while utilities and real estate were the next worst performing sectors.

• Gold bullion was the leading contributor to performance. Schlumberger NV was the largest detractor.

Total Return Based on a $1,000,000 Investment

First Eagle Global Fund (Class I) | $2,096,145
MSCI World Index | $2,543,103
$3,000,000
$2,000,000
$1,000,000
$0
Oct-2014
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024

	First Eagle Global Fund (Class I) | $2,096,145	MSCI World Index | $2,543,103
Oct-2014	1,000,000	1,000,000
Nov-2014	1,017,200	1,020,040.930000
Dec-2014	1,005,502.200000	1,003,592.650000
Jan-2015	1,008,217.060000	985,407.900000
Feb-2015	1,042,597.260000	1,043,141.600000
Mar-2015	1,029,043.490000	1,026,812.730000
Apr-2015	1,048,698.220000	1,050,894.140000
May-2015	1,047,544.660000	1,054,514.170000
Jun-2015	1,025,022.450000	1,029,994.290000
Jul-2015	1,014,157.210000	1,048,482.690000
Aug-2015	984,340.990000	979,099.770000
Sep-2015	955,499.800000	942,986.340000
Oct-2015	1,020,664.880000	1,017,712.460000
Nov-2015	1,016,888.420000	1,012,648.690000
Dec-2015	998,889.500000	994,848.970000
Jan-2016	965,027.140000	935,332.940000
Feb-2016	984,038.180000	928,371.650000
Mar-2016	1,034,420.930000	991,370.080000
Apr-2016	1,069,901.570000	1,007,056.990000
May-2016	1,060,272.460000	1,012,713.250000
Jun-2016	1,068,436.550000	1,001,365.380000
Jul-2016	1,106,793.430000	1,043,671.510000
Aug-2016	1,106,350.710000	1,044,538.900000
Sep-2016	1,110,997.380000	1,050,087.410000
Oct-2016	1,098,776.410000	1,029,765.180000
Nov-2016	1,100,314.700000	1,044,572.200000
Dec-2016	1,108,236.960000	1,069,567.120000
Jan-2017	1,138,491.830000	1,095,381.290000
Feb-2017	1,168,972.990000	1,137,762.520000
Mar-2017	1,171,544.730000	1,154,609.230000
Apr-2017	1,187,009.120000	1,179,034.400000
May-2017	1,187,602.630000	1,183,570.740000
Jun-2017	1,202,210.140000	1,211,896.470000
Jul-2017	1,204,253.900000	1,213,603.030000
Aug-2017	1,220,752.180000	1,240,841.420000
Oct-2017	1,237,354.410000	1,264,291.420000
Nov-2017	1,252,202.660000	1,291,685.500000
Dec-2017	1,260,717.640000	1,309,153.590000
Jan-2018	1,308,372.760000	1,378,277.170000
Feb-2018	1,254,206.130000	1,321,178.620000
Mar-2018	1,247,182.580000	1,292,381.630000
Apr-2018	1,253,543.210000	1,307,232.610000
May-2018	1,258,055.960000	1,315,424.290000
Jun-2018	1,246,230.240000	1,314,796.820000
Jul-2018	1,266,419.170000	1,355,862.580000
Aug-2018	1,258,314.080000	1,372,638.460000
Sep-2018	1,263,221.510000	1,380,281.500000
Oct-2018	1,205,997.570000	1,278,930.350000
Nov-2018	1,214,439.560000	1,293,458.880000
Dec-2018	1,156,632.230000	1,195,106.870000
Jan-2019	1,240,141.080000	1,288,093.100000
Feb-2019	1,265,936.020000	1,326,825.840000
Mar-2019	1,271,506.140000	1,344,252.990000
Apr-2019	1,297,826.310000	1,391,919.280000
May-2019	1,240,073.040000	1,311,604.340000
Jun-2019	1,318,693.670000	1,398,032.370000
Jul-2019	1,317,243.110000	1,404,957.310000
Aug-2019	1,306,178.270000	1,376,219.560000
Sep-2019	1,331,256.890000	1,405,506.850000
Oct-2019	1,347,098.850000	1,441,273.460000
Nov-2019	1,354,777.310000	1,481,413.160000
Dec-2019	1,393,388.460000	1,525,793.690000
Jan-2020	1,355,348.960000	1,516,506.700000
Feb-2020	1,270,368.580000	1,388,323.600000
Mar-2020	1,122,624.710000	1,204,589.060000
Apr-2020	1,233,203.250000	1,336,183.490000
May-2020	1,268,596.180000	1,400,732.060000
Jun-2020	1,288,513.140000	1,437,782.890000
Jul-2020	1,349,073.260000	1,506,568.380000
Aug-2020	1,395,751.190000	1,607,228.790000
Sep-2020	1,361,974.010000	1,551,780.800000
Oct-2020	1,335,415.520000	1,504,179.890000
Nov-2020	1,454,133.960000	1,696,506.620000
Dec-2020	1,513,026.390000	1,768,432.920000
Jan-2021	1,487,456.240000	1,750,857.040000
Feb-2021	1,518,692.820000	1,795,721.650000
Mar-2021	1,575,188.190000	1,855,469.100000
Apr-2021	1,634,887.830000	1,941,822.840000
May-2021	1,700,773.810000	1,969,795.650000
Jun-2021	1,669,989.800000	1,999,155.130000
Jul-2021	1,680,844.730000	2,034,965.660000
Aug-2021	1,689,248.960000	2,085,612.620000
Sep-2021	1,638,909.340000	1,999,016.870000
Oct-2021	1,693,648.910000	2,112,242.200000
Nov-2021	1,633,355.010000	2,065,956.720000
Dec-2021	1,702,445.930000	2,154,256.090000
Jan-2022	1,695,636.140000	2,040,272.450000
Feb-2022	1,683,258	1,988,671.480000
Mar-2022	1,708,170.220000	2,043,247.310000
Apr-2022	1,617,637.200000	1,873,507.930000
May-2022	1,641,578.230000	1,874,926.840000
Jun-2022	1,529,950.910000	1,712,516.930000
Jul-2022	1,584,570.150000	1,848,484.450000
Aug-2022	1,523,405.750000	1,771,203.380000
Sep-2022	1,407,626.910000	1,606,552.490000
Oct-2022	1,495,603.590000	1,721,923.720000
Nov-2022	1,617,943.960000	1,841,649.810000
Dec-2022	1,595,939.930000	1,763,439.920000
Jan-2023	1,707,655.720000	1,888,213.980000
Feb-2023	1,646,521.650000	1,842,824.130000
Mar-2023	1,691,636.340000	1,899,766.830000
Apr-2023	1,723,946.590000	1,933,068.960000
May-2023	1,668,090.720000	1,913,770.320000
Jun-2023	1,744,822.900000	2,029,510.920000
Jul-2023	1,786,175.200000	2,097,687.790000
Aug-2023	1,743,485.610000	2,047,583
Sep-2023	1,679,674.040000	1,959,253.580000
Oct-2023	1,654,478.930000	1,902,404.200000
Nov-2023	1,746,467.960000	2,080,758.540000
Dec-2023	1,804,450.690000	2,182,911.810000
Jan-2024	1,809,503.160000	2,209,107.800000
Feb-2024	1,839,359.960000	2,302,768.820000
Mar-2024	1,922,499.030000	2,376,767.870000
Apr-2024	1,886,163.800000	2,288,483.530000
May-2024	1,950,104.750000	2,390,668.870000
Jun-2024	1,944,449.440000	2,439,313.960000
Jul-2024	2,024,560.760000	2,482,300.590000
Aug-2024	2,086,309.870000	2,547,909.010000
Sep-2024	2,138,050.350000	2,594,571.250000
Oct-2024	2,096,145	2,543,103

The above chart represents historical performance of a hypothetical $1,000,000 investment over the past 10 years. The results of this chart do not predict the results of future time periods and does not guarantee the same results.

Average Annual Returns

Class/Index Name	1 Year	5 Years	10 Years
Class I	26.70%	9.25%	7.69%
MSCI World Index	33.68%	12.03%	9.78%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.334.2143 or visit https://www.firsteagle.com if you have questions about current performance.

Key Fund Statistics

  Net Assets$56,336,120,291
  Number of Portfolio Holdings197
  Portfolio Turnover Rate9.51%
  Net Investment Advisory Fees (net of waivers and reimbursements)$393,022,590

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	81.8%
Commodities	11.8%
Corporate Bonds	0.0%Footnote Reference1
Short-Term Investments	6.4%Footnote Reference2

Top 10 HoldingsFootnote Reference3

Based on total net assets of the portfolio

Gold bullion (Precious Metal)Footnote Reference4	11.8%
Oracle Corp. (Software, United States)	2.9%
Meta Platforms, Inc., Class A (Interactive Media & Services, United States)	2.6%
HCA Healthcare, Inc. (Health Care Providers & Services, United States)	2.0%
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels, United States)	2.0%
Philip Morris International, Inc. (Tobacco, United States)	1.9%
Comcast Corp., Class A (Media, United States)	1.7%
Willis Towers Watson plc (Insurance, United States)	1.5%
Bank of New York Mellon Corp. (The) (Capital Markets, United States)	1.5%
CH Robinson Worldwide, Inc. (Air Freight & Logistics, United States)	1.5%
Total	29.4%

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	6.4%
OthersFootnote Reference5	3.2%
Materials	4.9%
Consumer Discretionary	6.1%
Energy	6.5%
Communication Services	7.4%
Health Care	8.6%
Information Technology	9.1%
Industrials	10.3%
Commodities	11.8%
Financials	11.9%
Consumer Staples	13.8%

Asset Allocation by CountryFootnote Reference6

Based on total investments in the portfolio

United States	55.9%
United Kingdom	7.2%
Japan	6.3%
Canada	5.0%
France	3.2%
Switzerland	2.9%
South Korea	2.5%
China	2.2%
Mexico	1.4%
Hong Kong	1.2%
OthersFootnote Reference7	5.8%
Short-Term Investments	6.4%
Footnote	Description
Footnote[1]	Less than 0.05%
Footnote[2]	Includes short-term commercial paper (1.7% of total investments) that settles in 90 days or less; long-term commercial paper (4.6% of total investments) that settles in 91 days or more; and other short-term investments (0.1% of total investments), such as U.S. treasury bills or money market funds.
Footnote[3]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.
Footnote[4]	The Fund invests in gold and precious metals through investment in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Gold bullion and commodities include the Fund’s investment in the Subsidiary.
Footnote[5]	Includes additional sectors outside the top 10 listed above.
Footnote[6]	Country allocations reflect country of risk not currency of issue. Bonds of non-U.S. issuers may be U.S. dollar denominated.
Footnote[7]	Includes additional countries outside the top 10 listed above.

First Eagle Global Fund

October 31, 2024

Annual Shareholder Report

Class I | SGIIX

First Eagle Investments

For more information, please scan the QR code to navigate to tailored shareholder reports and financial statements and other Information. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

October 31, 2024

Annual Shareholder Report

Class R6 | FEGRX

This Annual Shareholder Report contains important information about the Class R6 shares of the Fund for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Global Fund

What Were the Fund's Costs for the Year?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class R6	$89	0.78%

How Did the Fund Perform Last Year?

The NAV of First Eagle Global Fund Class R6 Shares increased 26.82% in the 12-month period ended October 31, 2024. The MSCI World Index increased 33.68% for the same period.

• Our equity holdings contributed to performance, while gold and gold-related equities also were a contributor.

• All geographic regions contributed to performance. North America and developed Europe were the leading contributors by region, while developed Asia excluding Japan and emerging markets were the worst performing regions.

• Materials, financials and information technology were the largest contributors among equity sectors. Energy was the only detractor, while utilities and real estate were the next worst performing sectors.

• Gold bullion was the leading contributor to performance. Schlumberger NV was the largest detractor.

Total Return Based on a $10,000 Investment

First Eagle Global Fund (Class R6) | $18,088
MSCI World Index | $22,590
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Mar-2017
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024

	First Eagle Global Fund (Class R6) | $18,088	MSCI World Index | $22,590
Mar-2017	10,027.910000	10,106.520000
Apr-2017	10,048.840000	10,256.170000
May-2017	10,183.490000	10,473.130000
Jun-2017	10,190.620000	10,513.420000
Jul-2017	10,313.930000	10,765.040000
Aug-2017	10,333.530000	10,780.200000
Sep-2017	10,474.060000	11,022.150000
Oct-2017	10,618.600000	11,230.450000
Nov-2017	10,748.150000	11,473.790000
Dec-2017	10,820.160000	11,628.950000
Jan-2018	11,229.170000	12,242.960000
Feb-2018	10,765.400000	11,735.770000
Mar-2018	10,705.120000	11,479.970000
Apr-2018	10,759.710000	11,611.890000
May-2018	10,799.520000	11,684.650000
Jun-2018	10,695.850000	11,679.080000
Jul-2018	10,871.260000	12,043.860000
Aug-2018	10,803.860000	12,192.880000
Sep-2018	10,845.990000	12,260.770000
Oct-2018	10,355.750000	11,360.480000
Nov-2018	10,430.310000	11,489.540000
Dec-2018	9,934.880000	10,615.900000
Jan-2019	10,652.170000	11,441.880000
Feb-2019	10,875.870000	11,785.930000
Mar-2019	10,924.810000	11,940.730000
Apr-2019	11,150.950000	12,364.140000
May-2019	10,654.740000	11,650.720000
Jun-2019	11,331.310000	12,418.440000
Jul-2019	11,322.250000	12,479.960000
Aug-2019	11,224.870000	12,224.690000
Sep-2019	11,442.640000	12,484.840000
Oct-2019	11,578.800000	12,802.550000
Nov-2019	11,647.120000	13,159.100000
Dec-2019	11,980.230000	13,553.320000
Jan-2020	11,653.170000	13,470.830000
Feb-2020	10,922.510000	12,332.200000
Mar-2020	9,653.320000	10,700.130000
Apr-2020	10,606.100000	11,869.050000
May-2020	10,910.500000	12,442.430000
Jun-2020	11,081.790000	12,771.540000
Jul-2020	11,604.850000	13,382.550000
Aug-2020	12,006.380000	14,276.690000
Sep-2020	11,718.230000	13,784.160000
Oct-2020	11,489.720000	13,361.330000
Nov-2020	12,510.010000	15,069.730000
Dec-2020	13,017.910000	15,708.640000
Jan-2021	12,797.910000	15,552.520000
Feb-2021	13,066.670000	15,951.040000
Mar-2021	13,555.360000	16,481.760000
Apr-2021	14,069.110000	17,248.830000
May-2021	14,636.090000	17,497.300000
Jun-2021	14,371.180000	17,758.100000
Jul-2021	14,468.900000	18,076.200000
Aug-2021	14,541.250000	18,526.080000
Sep-2021	14,107.920000	17,756.870000
Oct-2021	14,581.950000	18,762.630000
Nov-2021	14,064.290000	18,351.480000
Dec-2021	14,659.210000	19,135.830000
Jan-2022	14,602.030000	18,123.340000
Feb-2022	14,495.440000	17,664.970000
Mar-2022	14,712.870000	18,149.760000
Apr-2022	13,933.090000	16,642
May-2022	14,139.300000	16,654.600000
Jun-2022	13,179.240000	15,211.950000
Jul-2022	13,651.060000	16,419.720000
Aug-2022	13,124.130000	15,733.250000
Sep-2022	12,128.010000	14,270.690000
Oct-2022	12,887.220000	15,295.510000
Nov-2022	13,942.680000	16,359.010000
Dec-2022	13,751.670000	15,664.290000
Jan-2023	14,717.030000	16,772.630000
Feb-2023	14,190.160000	16,369.440000
Mar-2023	14,581.810000	16,875.250000
Apr-2023	14,860.330000	17,171.070000
May-2023	14,378.850000	16,999.640000
Jun-2023	15,041.720000	18,027.740000
Jul-2023	15,398.200000	18,633.340000
Aug-2023	15,031.730000	18,188.270000
Sep-2023	14,481.570000	17,403.660000
Oct-2023	14,264.340000	16,898.680000
Nov-2023	15,058.870000	18,482.970000
Dec-2023	15,560.330000	19,390.370000
Jan-2024	15,603.900000	19,623.070000
Feb-2024	15,861.360000	20,455.040000
Mar-2024	16,583.050000	21,112.360000
Apr-2024	16,266.320000	20,328.150000
May-2024	16,821	21,235.840000
Jun-2024	16,773.900000	21,667.940000
Jul-2024	17,464.980000	22,049.780000
Aug-2024	17,997.660000	22,632.570000
Sep-2024	18,445.810000	23,047.060000
Oct-2024	18,088	22,590

The above chart represents historical performance of a hypothetical $10,000 investment since inception. The results of this chart do not predict the results of future time periods and does not guarantee the same results.

Average Annual Returns

Class/Index Name	1 Year	5 Years	Since Inception (3/1/17)
Class R6	26.82%	9.33%	8.03%
MSCI World Index	33.68%	12.03%	11.03%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.334.2143 or visit https://www.firsteagle.com if you have questions about current performance.

Key Fund Statistics

  Net Assets$56,336,120,291
  Number of Portfolio Holdings197
  Portfolio Turnover Rate9.51%
  Net Investment Advisory Fees (net of waivers and reimbursements)$393,022,590

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	81.8%
Commodities	11.8%
Corporate Bonds	0.0%Footnote Reference1
Short-Term Investments	6.4%Footnote Reference2

Top 10 HoldingsFootnote Reference3

Based on total net assets of the portfolio

Gold bullion (Precious Metal)Footnote Reference4	11.8%
Oracle Corp. (Software, United States)	2.9%
Meta Platforms, Inc., Class A (Interactive Media & Services, United States)	2.6%
HCA Healthcare, Inc. (Health Care Providers & Services, United States)	2.0%
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels, United States)	2.0%
Philip Morris International, Inc. (Tobacco, United States)	1.9%
Comcast Corp., Class A (Media, United States)	1.7%
Willis Towers Watson plc (Insurance, United States)	1.5%
Bank of New York Mellon Corp. (The) (Capital Markets, United States)	1.5%
CH Robinson Worldwide, Inc. (Air Freight & Logistics, United States)	1.5%
Total	29.4%

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	6.4%
OthersFootnote Reference5	3.2%
Materials	4.9%
Consumer Discretionary	6.1%
Energy	6.5%
Communication Services	7.4%
Health Care	8.6%
Information Technology	9.1%
Industrials	10.3%
Commodities	11.8%
Financials	11.9%
Consumer Staples	13.8%

Asset Allocation by CountryFootnote Reference6

Based on total investments in the portfolio

United States	55.9%
United Kingdom	7.2%
Japan	6.3%
Canada	5.0%
France	3.2%
Switzerland	2.9%
South Korea	2.5%
China	2.2%
Mexico	1.4%
Hong Kong	1.2%
OthersFootnote Reference7	5.8%
Short-Term Investments	6.4%
Footnote	Description
Footnote[1]	Less than 0.05%
Footnote[2]	Includes short-term commercial paper (1.7% of total investments) that settles in 90 days or less; long-term commercial paper (4.6% of total investments) that settles in 91 days or more; and other short-term investments (0.1% of total investments), such as U.S. treasury bills or money market funds.
Footnote[3]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.
Footnote[4]	The Fund invests in gold and precious metals through investment in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Gold bullion and commodities include the Fund’s investment in the Subsidiary.
Footnote[5]	Includes additional sectors outside the top 10 listed above.
Footnote[6]	Country allocations reflect country of risk not currency of issue. Bonds of non-U.S. issuers may be U.S. dollar denominated.
Footnote[7]	Includes additional countries outside the top 10 listed above.

First Eagle Global Fund

October 31, 2024

Annual Shareholder Report

Class R6 | FEGRX

First Eagle Investments

For more information, please scan the QR code to navigate to tailored shareholder reports and financial statements and other Information. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

October 31, 2024

Annual Shareholder Report

Class A | SGOVX

This Annual Shareholder Report contains important information about the Class A shares of the Fund for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Overseas Fund

What Were the Fund's Costs for the Year?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class A	$127	1.15%

How Did the Fund Perform Last Year?

The NAV of First Eagle Overseas Fund Class A Shares1 increased 21.29% in the 12-month period ended October 31, 2024. The MSCI EAFE Index increased 22.97% for the same period.

• Our equity holdings contributed to performance, while gold and gold-related equities also were a contributor.

• All geographic regions contributed to performance. Developed Europe and Japan were the leading contributors, while developed Asia excluding Japan and emerging markets were the worst performing regions.

• Materials, financials and consumer staples were the largest contributors among equity sectors; communication services was the only detractor, while real estate and health care were the next worst performing sectors.

• Gold bullion was the leading contributor to performance. CK Asset Holdings Ltd. was the largest detractor.

1 Reflects performance for Class A shares without the effect of sales charges and assumes all distributions have been reinvested; if sales charges were included, values would be lower.

Total Return Based on a $10,000 Investment

First Eagle Overseas Fund (Class A) | $15,487
MSCI EAFE Index | $16,714
$20,000
$15,000
$10,000
$5,000
$0
Oct-2014
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024

	First Eagle Overseas Fund (Class A) | $15,487	MSCI EAFE Index | $16,714
Oct-2014	10,000	10,000
Nov-2014	9,631.100000	10,136.020000
Dec-2014	9,379.730000	9,784.890000
Jan-2015	9,650.800000	9,832.730000
Feb-2015	9,965.420000	10,420.530000
Mar-2015	9,870.750000	10,262.230000
Apr-2015	10,172.790000	10,681.230000
May-2015	10,134.140000	10,626.560000
Jun-2015	9,952.730000	10,325.470000
Jul-2015	9,806.430000	10,539.860000
Aug-2015	9,561.270000	9,764.520000
Sep-2015	9,177.860000	9,268.720000
Oct-2015	9,746.890000	9,993.250000
Nov-2015	9,591.910000	9,837.780000
Dec-2015	9,593.830000	9,705.230000
Jan-2016	9,235.980000	9,003.410000
Feb-2016	9,388.380000	8,838.460000
Mar-2016	9,885.960000	9,413.550000
Apr-2016	10,248.770000	9,686.080000
May-2016	10,074.550000	9,598.090000
Jun-2016	10,140.030000	9,275.910000
Jul-2016	10,476.680000	9,746.020000
Aug-2016	10,420.100000	9,752.940000
Sep-2016	10,485.750000	9,872.750000
Oct-2016	10,419.690000	9,670.800000
Nov-2016	10,052.920000	9,478.200000
Dec-2016	10,130.330000	9,802.300000
Jan-2017	10,482.860000	10,086.640000
Feb-2017	10,776.140000	10,512.520000
Mar-2017	10,870.970000	10,780.010000
Apr-2017	11,115.570000	11,175.680000
May-2017	11,065.550000	11,155.910000
Jun-2017	11,219.360000	11,477.710000
Jul-2017	11,273.210000	11,473.390000
Aug-2017	11,331.830000	11,758.850000
Oct-2017	11,458.750000	11,937.410000
Nov-2017	11,504.580000	12,062.620000
Dec-2017	11,552.900000	12,256.240000
Jan-2018	11,908.730000	12,871.010000
Feb-2018	11,413.330000	12,290.060000
Mar-2018	11,436.160000	12,068.550000
Apr-2018	11,511.640000	12,344.110000
May-2018	11,375.800000	12,066.640000
Jun-2018	11,216.540000	11,919.210000
Jul-2018	11,352.260000	12,212.610000
Aug-2018	11,118.400000	11,976.750000
Sep-2018	11,211.800000	12,080.700000
Oct-2018	10,626.540000	11,119.170000
Nov-2018	10,616.980000	11,105.160000
Dec-2018	10,364.290000	10,566.070000
Jan-2019	10,923.960000	11,260.480000
Feb-2019	11,097.650000	11,547.520000
Mar-2019	11,179.780000	11,620.340000
Apr-2019	11,372.070000	11,947.050000
May-2019	11,044.550000	11,373.280000
Jun-2019	11,637.650000	12,048
Jul-2019	11,497.990000	11,895.030000
Aug-2019	11,546.290000	11,586.880000
Sep-2019	11,739.110000	11,918.910000
Oct-2019	11,883.500000	12,347.150000
Nov-2019	11,840.720000	12,486.340000
Dec-2019	12,190.020000	12,892.140000
Jan-2020	11,879.180000	12,622.850000
Feb-2020	11,197.310000	11,481.780000
Mar-2020	10,031.670000	9,949.320000
Apr-2020	10,831.190000	10,592.080000
May-2020	11,126.890000	11,053.310000
Jun-2020	11,336.070000	11,429.670000
Jul-2020	11,697.690000	11,696.080000
Aug-2020	11,983.120000	12,297.390000
Sep-2020	11,845.310000	11,977.860000
Oct-2020	11,606.030000	11,499.600000
Nov-2020	12,604.150000	13,282.190000
Dec-2020	13,039	13,899.760000
Jan-2021	12,921.650000	13,751.670000
Feb-2021	12,829.900000	14,060.110000
Mar-2021	13,181.440000	14,383.400000
Apr-2021	13,472.750000	14,816.190000
May-2021	14,013.010000	15,299.360000
Jun-2021	13,763.580000	15,127.180000
Jul-2021	13,758.070000	15,241.080000
Aug-2021	13,742.940000	15,509.920000
Sep-2021	13,360.880000	15,059.810000
Oct-2021	13,621.420000	15,430.210000
Nov-2021	13,182.810000	14,712.030000
Dec-2021	13,683.760000	15,465.340000
Jan-2022	13,526.400000	14,718
Feb-2022	13,515.570000	14,457.760000
Mar-2022	13,499.360000	14,550.690000
Apr-2022	12,904.030000	13,609.340000
May-2022	13,044.690000	13,711.360000
Jun-2022	12,277.660000	12,439.120000
Jul-2022	12,520.760000	13,058.960000
Aug-2022	12,001.150000	12,438.730000
Sep-2022	11,174.270000	11,275.120000
Oct-2022	11,492.730000	11,881.440000
Nov-2022	12,650.050000	13,219.710000
Dec-2022	12,574.150000	13,230.340000
Jan-2023	13,458.120000	14,301.690000
Feb-2023	12,954.780000	14,003.260000
Mar-2023	13,425.040000	14,350.320000
Apr-2023	13,637.160000	14,755.470000
May-2023	13,139.400000	14,131.050000
Jun-2023	13,513.870000	14,774.150000
Jul-2023	13,749.010000	15,252.190000
Aug-2023	13,384.670000	14,667.840000
Sep-2023	12,920.220000	14,166.820000
Oct-2023	12,769.050000	13,592.470000
Nov-2023	13,440.700000	14,854.090000
Dec-2023	13,882.900000	15,643.280000
Jan-2024	13,745.460000	15,733.300000
Feb-2024	13,906.280000	16,021.290000
Mar-2024	14,363.800000	16,548.230000
Apr-2024	14,260.380000	16,124.450000
May-2024	14,752.360000	16,749.030000
Jun-2024	14,460.270000	16,478.630000
Jul-2024	15,108.090000	16,962.060000
Aug-2024	15,612.700000	17,513.600000
Sep-2024	15,928.070000	17,675.330000
Oct-2024	15,487	16,714

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years. The results of this chart do not predict the results of future time periods and does not guarantee the same results.

Average Annual Returns

Class/Index Name	1 Year	5 Years	10 Years
Class A - without sales charge	21.29%	5.44%	5.01%
Class A - with sales charge	15.23%	4.36%	4.47%
MSCI EAFE Index	22.97%	6.24%	5.27%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.334.2143 or visit https://www.firsteagle.com if you have questions about current performance.

Key Fund Statistics

  Net Assets$12,368,480,904
  Number of Portfolio Holdings133
  Portfolio Turnover Rate6.73%
  Net Investment Advisory Fees (net of waivers and reimbursements)$93,232,514

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	87.8%
Commodities	10.4%
Short-Term Investments	1.8%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Gold bullion (Precious Metal)Footnote Reference3	10.3%
Imperial Oil Ltd. (Oil, Gas & Consumable Fuels, Canada)	3.9%
British American Tobacco plc (Tobacco, United Kingdom)	2.2%
Danone SA (Food Products, France)	2.2%
Willis Towers Watson plc (Insurance, United States)	2.2%
Shell plc (Oil, Gas & Consumable Fuels, United Kingdom)	2.2%
Unilever plc (Personal Care Products, United Kingdom)	2.2%
Prosus NV (Broadline Retail, China)	2.1%
Fomento Economico Mexicano SAB de CV, ADR (Beverages, Mexico)	2.0%
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods, Switzerland)	1.9%
Total	31.2%

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	1.8%
OthersFootnote Reference4	1.2%
Real Estate	2.6%
Health Care	4.1%
Information Technology	4.9%
Energy	6.1%
Materials	8.6%
Consumer Discretionary	9.5%
Commodities	10.4%
Industrials	14.5%
Financials	14.7%
Consumer Staples	21.6%

Asset Allocation by CountryFootnote Reference5

Based on total investments in the portfolio

Japan	16.1%
United Kingdom	14.5%
United States	14.0%
Canada	9.2%
France	6.1%
South Korea	5.2%
Switzerland	4.9%
China	3.4%
Sweden	3.3%
Hong Kong	3.3%
OthersFootnote Reference6	18.2%
Short-Term Investments	1.8%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (1.4% of total investments) that settles in 90 days or less; long-term commercial paper (0.2% of total investments) that settles in 91 days or more; and other short-term investments (0.2% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.
Footnote[3]	The Fund invests in gold and precious metals through investment in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Gold bullion and commodities include the Fund’s investment in the Subsidiary.
Footnote[4]	Includes additional sectors outside the top 10 listed above.
Footnote[5]	Country allocations reflect country of risk not currency of issue. Bonds of non-U.S. issuers may be U.S. dollar denominated.
Footnote[6]	Includes additional countries outside the top 10 listed above.

First Eagle Overseas Fund

October 31, 2024

Annual Shareholder Report

Class A | SGOVX

First Eagle Investments

For more information, please scan the QR code to navigate to tailored shareholder reports and financial statements and other Information. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

October 31, 2024

Annual Shareholder Report

Class C | FESOX

This Annual Shareholder Report contains important information about the Class C shares of the Fund for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Overseas Fund

What Were the Fund's Costs for the Year?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class C	$207	1.88%

How Did the Fund Perform Last Year?

The NAV of First Eagle Overseas Fund Class C Shares1 increased 20.42% in the 12-month period ended October 31, 2024. The MSCI EAFE Index increased 22.97% for the same period.

• Our equity holdings contributed to performance, while gold and gold-related equities also were a contributor.

• All geographic regions contributed to performance. Developed Europe and Japan were the leading contributors, while developed Asia excluding Japan and emerging markets were the worst performing regions.

• Materials, financials and consumer staples were the largest contributors among equity sectors; communication services was the only detractor, while real estate and health care were the next worst performing sectors.

• Gold bullion was the leading contributor to performance. CK Asset Holdings Ltd. was the largest detractor.

1 Reflects performance for Class C shares without the effect of sales charges and assumes all distributions have been reinvested; if sales charges were included, values would be lower.

Total Return Based on a $10,000 Investment

First Eagle Overseas Fund (Class C) | $15,136
MSCI EAFE Index | $16,714
$20,000
$15,000
$10,000
$5,000
$0
Oct-2014
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024

	First Eagle Overseas Fund (Class C) | $15,136	MSCI EAFE Index | $16,714
Oct-2014	10,000	10,000
Nov-2014	10,129	10,136.020000
Dec-2014	9,855.520000	9,784.890000
Jan-2015	10,140.340000	9,832.730000
Feb-2015	10,461.790000	10,420.530000
Mar-2015	10,359.260000	10,262.230000
Apr-2015	10,672.110000	10,681.230000
May-2015	10,620.890000	10,626.560000
Jun-2015	10,425.460000	10,325.470000
Jul-2015	10,267	10,539.860000
Aug-2015	10,006.220000	9,764.520000
Sep-2015	9,595.960000	9,268.720000
Oct-2015	10,183.230000	9,993.250000
Nov-2015	10,015.210000	9,837.780000
Dec-2015	10,010.200000	9,705.230000
Jan-2016	9,627.810000	9,003.410000
Feb-2016	9,783.780000	8,838.460000
Mar-2016	10,298.410000	9,413.550000
Apr-2016	10,671.210000	9,686.080000
May-2016	10,478.060000	9,598.090000
Jun-2016	10,544.080000	9,275.910000
Jul-2016	10,883.590000	9,746.020000
Aug-2016	10,817.200000	9,752.940000
Sep-2016	10,878.860000	9,872.750000
Oct-2016	10,808.150000	9,670.800000
Nov-2016	10,416.900000	9,478.200000
Dec-2016	10,489.810000	9,802.300000
Jan-2017	10,849.610000	10,086.640000
Feb-2017	11,141.100000	10,512.520000
Mar-2017	11,233.570000	10,780.010000
Apr-2017	11,481.840000	11,175.680000
May-2017	11,418.690000	11,155.910000
Jun-2017	11,573.980000	11,477.710000
Jul-2017	11,617.960000	11,473.390000
Aug-2017	11,676.050000	11,758.850000
Oct-2017	11,797.480000	11,937.410000
Nov-2017	11,841.130000	12,062.620000
Dec-2017	11,877.840000	12,256.240000
Jan-2018	12,237.740000	12,871.010000
Feb-2018	11,722.530000	12,290.060000
Mar-2018	11,737.770000	12,068.550000
Apr-2018	11,808.200000	12,344.110000
May-2018	11,662.960000	12,066.640000
Jun-2018	11,488.010000	11,919.210000
Jul-2018	11,622.420000	12,212.610000
Aug-2018	11,377.190000	11,976.750000
Sep-2018	11,462.520000	12,080.700000
Oct-2018	10,863.030000	11,119.170000
Nov-2018	10,843.470000	11,105.160000
Dec-2018	10,584.310000	10,566.070000
Jan-2019	11,142.110000	11,260.480000
Feb-2019	11,315.920000	11,547.520000
Mar-2019	11,392.870000	11,620.340000
Apr-2019	11,581.990000	11,947.050000
May-2019	11,239.170000	11,373.280000
Jun-2019	11,832.600000	12,048
Jul-2019	11,684.690000	11,895.030000
Aug-2019	11,730.260000	11,586.880000
Sep-2019	11,914.420000	11,918.910000
Oct-2019	12,057.400000	12,347.150000
Nov-2019	12,000.730000	12,486.340000
Dec-2019	12,349.950000	12,892.140000
Jan-2020	12,028.850000	12,622.850000
Feb-2020	11,327.570000	11,481.780000
Mar-2020	10,149.500000	9,949.320000
Apr-2020	10,947.250000	10,592.080000
May-2020	11,236.260000	11,053.310000
Jun-2020	11,439.630000	11,429.670000
Jul-2020	11,803.420000	11,696.080000
Aug-2020	12,076.070000	12,297.390000
Sep-2020	11,931.160000	11,977.860000
Oct-2020	11,685.380000	11,499.600000
Nov-2020	12,680.970000	13,282.190000
Dec-2020	13,109.590000	13,899.760000
Jan-2021	12,986.360000	13,751.670000
Feb-2021	12,885.070000	14,060.110000
Mar-2021	13,227.810000	14,383.400000
Apr-2021	13,517.500000	14,816.190000
May-2021	14,052.790000	15,299.360000
Jun-2021	13,790	15,127.180000
Jul-2021	13,773.460000	15,241.080000
Aug-2021	13,751.420000	15,509.920000
Sep-2021	13,360.880000	15,059.810000
Oct-2021	13,612.060000	15,430.210000
Nov-2021	13,162.860000	14,712.030000
Dec-2021	13,659.100000	15,465.340000
Jan-2022	13,496.560000	14,718
Feb-2022	13,473.620000	14,457.760000
Mar-2022	13,450.710000	14,550.690000
Apr-2022	12,848.120000	13,609.340000
May-2022	12,977.890000	13,711.360000
Jun-2022	12,207	12,439.120000
Jul-2022	12,443.820000	13,058.960000
Aug-2022	11,919.930000	12,438.730000
Sep-2022	11,086.730000	11,275.120000
Oct-2022	11,401.590000	11,881.440000
Nov-2022	12,538.330000	13,219.710000
Dec-2022	12,455.580000	13,230.340000
Jan-2023	13,324.980000	14,301.690000
Feb-2023	12,822.620000	14,003.260000
Mar-2023	13,277.830000	14,350.320000
Apr-2023	13,475.670000	14,755.470000
May-2023	12,974.370000	14,131.050000
Jun-2023	13,341.550000	14,774.150000
Jul-2023	13,563.020000	15,252.190000
Aug-2023	13,195.460000	14,667.840000
Sep-2023	12,728.340000	14,166.820000
Oct-2023	12,570.510000	13,592.470000
Nov-2023	13,229.200000	14,854.090000
Dec-2023	13,649.890000	15,643.280000
Jan-2024	13,507.930000	15,733.300000
Feb-2024	13,656.520000	16,021.290000
Mar-2024	14,100.360000	16,548.230000
Apr-2024	13,993.190000	16,124.450000
May-2024	14,460.570000	16,749.030000
Jun-2024	14,169.910000	16,478.630000
Jul-2024	14,797.640000	16,962.060000
Aug-2024	15,277.080000	17,513.600000
Sep-2024	15,573.460000	17,675.330000
Oct-2024	15,136	16,714

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years. The results of this chart do not predict the results of future time periods and does not guarantee the same results.

Average Annual Returns

Class/Index Name	1 Year	5 Years	10 Years
Class C - without sales charge	20.42%	4.66%	4.23%
Class C - with sales charge	19.42%	4.66%	4.23%
MSCI EAFE Index	22.97%	6.24%	5.27%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.334.2143 or visit https://www.firsteagle.com if you have questions about current performance.

Key Fund Statistics

  Net Assets$12,368,480,904
  Number of Portfolio Holdings133
  Portfolio Turnover Rate6.73%
  Net Investment Advisory Fees (net of waivers and reimbursements)$93,232,514

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	87.8%
Commodities	10.4%
Short-Term Investments	1.8%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Gold bullion (Precious Metal)Footnote Reference3	10.3%
Imperial Oil Ltd. (Oil, Gas & Consumable Fuels, Canada)	3.9%
British American Tobacco plc (Tobacco, United Kingdom)	2.2%
Danone SA (Food Products, France)	2.2%
Willis Towers Watson plc (Insurance, United States)	2.2%
Shell plc (Oil, Gas & Consumable Fuels, United Kingdom)	2.2%
Unilever plc (Personal Care Products, United Kingdom)	2.2%
Prosus NV (Broadline Retail, China)	2.1%
Fomento Economico Mexicano SAB de CV, ADR (Beverages, Mexico)	2.0%
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods, Switzerland)	1.9%
Total	31.2%

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	1.8%
OthersFootnote Reference4	1.2%
Real Estate	2.6%
Health Care	4.1%
Information Technology	4.9%
Energy	6.1%
Materials	8.6%
Consumer Discretionary	9.5%
Commodities	10.4%
Industrials	14.5%
Financials	14.7%
Consumer Staples	21.6%

Asset Allocation by CountryFootnote Reference5

Based on total investments in the portfolio

Japan	16.1%
United Kingdom	14.5%
United States	14.0%
Canada	9.2%
France	6.1%
South Korea	5.2%
Switzerland	4.9%
China	3.4%
Sweden	3.3%
Hong Kong	3.3%
OthersFootnote Reference6	18.2%
Short-Term Investments	1.8%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (1.4% of total investments) that settles in 90 days or less; long-term commercial paper (0.2% of total investments) that settles in 91 days or more; and other short-term investments (0.2% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.
Footnote[3]	The Fund invests in gold and precious metals through investment in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Gold bullion and commodities include the Fund’s investment in the Subsidiary.
Footnote[4]	Includes additional sectors outside the top 10 listed above.
Footnote[5]	Country allocations reflect country of risk not currency of issue. Bonds of non-U.S. issuers may be U.S. dollar denominated.
Footnote[6]	Includes additional countries outside the top 10 listed above.

First Eagle Overseas Fund

October 31, 2024

Annual Shareholder Report

Class C | FESOX

First Eagle Investments

For more information, please scan the QR code to navigate to tailored shareholder reports and financial statements and other Information. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

October 31, 2024

Annual Shareholder Report

Class I | SGOIX

This Annual Shareholder Report contains important information about the Class I shares of the Fund for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Overseas Fund

What Were the Fund's Costs for the Year?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class I	$98	0.88%

How Did the Fund Perform Last Year?

The NAV of First Eagle Overseas Fund Class I Shares increased 21.62% in the 12-month period ended October 31, 2024. The MSCI EAFE Index increased 22.97% for the same period.

• Our equity holdings contributed to performance, while gold and gold-related equities also were a contributor.

• All geographic regions contributed to performance. Developed Europe and Japan were the leading contributors, while developed Asia excluding Japan and emerging markets were the worst performing regions.

• Materials, financials and consumer staples were the largest contributors among equity sectors; communication services was the only detractor, while real estate and health care were the next worst performing sectors.

• Gold bullion was the leading contributor to performance. CK Asset Holdings Ltd. was the largest detractor.

Total Return Based on a $1,000,000 Investment

First Eagle Overseas Fund (Class I) | $1,674,574
MSCI EAFE Index | $1,671,413
$2,000,000
$1,500,000
$1,000,000
$500,000
$0
Oct-2014
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024

	First Eagle Overseas Fund (Class I) | $1,674,574	MSCI EAFE Index | $1,671,413
Oct-2014	1,000,000	1,000,000
Nov-2014	1,014,000	1,013,601.700000
Dec-2014	987,534.600000	978,489.220000
Jan-2015	1,016,864.380000	983,272.500000
Feb-2015	1,050,217.530000	1,042,053.480000
Mar-2015	1,040,450.510000	1,026,223.390000
Apr-2015	1,072,496.380000	1,068,123.160000
May-2015	1,068,957.140000	1,062,655.650000
Jun-2015	1,050,250.390000	1,032,546.910000
Jul-2015	1,034,706.690000	1,053,985.880000
Aug-2015	1,009,356.370000	976,451.650000
Sep-2015	969,284.930000	926,871.730000
Oct-2015	1,028,895.950000	999,324.680000
Nov-2015	1,012,845.170000	983,778.270000
Dec-2015	1,012,743.890000	970,522.860000
Jan-2016	975,171.090000	900,340.490000
Feb-2016	991,944.030000	883,845.640000
Mar-2016	1,044,814.650000	941,355.170000
Apr-2016	1,083,263.830000	968,608.410000
May-2016	1,065,173.320000	959,809.400000
Jun-2016	1,072,416.500000	927,590.950000
Jul-2016	1,108,127.970000	974,601.950000
Aug-2016	1,102,254.890000	975,293.900000
Sep-2016	1,109,529.770000	987,274.800000
Oct-2016	1,103,205.450000	967,080.240000
Nov-2016	1,064,372.620000	947,819.840000
Dec-2016	1,072,568.290000	980,229.950000
Jan-2017	1,110,108.180000	1,008,664.160000
Feb-2017	1,142,069.080000	1,051,251.800000
Mar-2017	1,152,461.910000	1,078,000.770000
Apr-2017	1,178,738.040000	1,117,567.790000
May-2017	1,173,551.600000	1,115,591.220000
Jun-2017	1,190,450.740000	1,147,771.310000
Jul-2017	1,196,045.860000	1,147,338.840000
Aug-2017	1,202,624.110000	1,175,885.230000
Oct-2017	1,216,213.760000	1,193,740.700000
Nov-2017	1,221,808.350000	1,206,262.160000
Dec-2017	1,226,573.400000	1,225,624
Jan-2018	1,264,965.150000	1,287,100.660000
Feb-2018	1,212,469.090000	1,229,006.140000
Mar-2018	1,215,379.020000	1,206,854.900000
Apr-2018	1,223,157.440000	1,234,410.590000
May-2018	1,209,580.400000	1,206,663.640000
Jun-2018	1,192,525.310000	1,191,921.490000
Jul-2018	1,207,074.120000	1,221,261.010000
Aug-2018	1,182,811.930000	1,197,675.480000
Sep-2018	1,192,984.120000	1,208,069.780000
Oct-2018	1,131,187.540000	1,111,917.040000
Nov-2018	1,130,169.470000	1,110,515.920000
Dec-2018	1,103,949.540000	1,056,607.140000
Jan-2019	1,163,231.630000	1,126,047.540000
Feb-2019	1,182,308.630000	1,154,752.020000
Mar-2019	1,191,412.400000	1,162,033.610000
Apr-2019	1,212,023.840000	1,194,704.560000
May-2019	1,177,844.770000	1,137,327.790000
Jun-2019	1,240,623.890000	1,204,800.230000
Jul-2019	1,225,984.530000	1,189,503.100000
Aug-2019	1,231,501.460000	1,158,687.920000
Sep-2019	1,252,560.130000	1,191,891.310000
Oct-2019	1,268,091.880000	1,234,714.900000
Nov-2019	1,263,526.750000	1,248,634.080000
Dec-2019	1,301,432.550000	1,289,214.310000
Jan-2020	1,268,506.310000	1,262,285.440000
Feb-2020	1,195,694.050000	1,148,177.700000
Mar-2020	1,071,939.710000	994,932.400000
Apr-2020	1,157,480.500000	1,059,207.660000
May-2020	1,189,311.220000	1,105,330.700000
Jun-2020	1,211,670.270000	1,142,966.740000
Jul-2020	1,250,928.380000	1,169,608.030000
Aug-2020	1,281,200.850000	1,229,738.620000
Sep-2020	1,267,363.880000	1,197,785.920000
Oct-2020	1,241,889.870000	1,149,959.700000
Nov-2020	1,348,692.400000	1,328,218.850000
Dec-2020	1,395,626.890000	1,389,975.690000
Jan-2021	1,383,903.620000	1,375,167.060000
Feb-2021	1,373,801.130000	1,406,011.110000
Mar-2021	1,411,718.040000	1,438,339.780000
Apr-2021	1,443,764.040000	1,481,618.720000
May-2021	1,501,947.730000	1,529,935.750000
Jun-2021	1,475,213.060000	1,512,718.110000
Jul-2021	1,475,213.060000	1,524,108.120000
Aug-2021	1,474,180.410000	1,550,992.310000
Sep-2021	1,433,640.450000	1,505,981.010000
Oct-2021	1,461,883.170000	1,543,021.200000
Nov-2021	1,414,371.960000	1,471,203.240000
Dec-2021	1,468,966.720000	1,546,534.430000
Jan-2022	1,452,514.290000	1,471,799.780000
Feb-2022	1,451,933.290000	1,445,776.180000
Mar-2022	1,450,190.970000	1,455,068.850000
Apr-2022	1,386,672.600000	1,360,933.590000
May-2022	1,401,926	1,371,136.220000
Jun-2022	1,319,212.370000	1,243,911.790000
Jul-2022	1,345,860.460000	1,305,895.810000
Aug-2022	1,290,411.010000	1,243,872.820000
Sep-2022	1,201,501.690000	1,127,512.240000
Oct-2022	1,236,585.540000	1,188,143.780000
Nov-2022	1,361,233.360000	1,321,971.370000
Dec-2022	1,352,929.840000	1,323,033.660000
Jan-2023	1,448,717.270000	1,430,169.100000
Feb-2023	1,395,259.600000	1,400,326.380000
Mar-2023	1,445,768	1,435,032.160000
Apr-2023	1,469,334.020000	1,475,547.220000
May-2023	1,415,850.260000	1,413,104.870000
Jun-2023	1,457,051.500000	1,477,414.650000
Jul-2023	1,482,258.490000	1,525,218.650000
Aug-2023	1,442,830.420000	1,466,783.840000
Sep-2023	1,393,485.620000	1,416,681.930000
Oct-2023	1,377,042.490000	1,359,247.050000
Nov-2023	1,450,438.850000	1,485,409.430000
Dec-2023	1,498,158.290000	1,564,327.760000
Jan-2024	1,483,626.150000	1,573,330.290000
Feb-2024	1,501,132.940000	1,602,129.190000
Mar-2024	1,551,120.670000	1,654,822.630000
Apr-2024	1,540,262.830000	1,612,444.620000
May-2024	1,593,863.970000	1,674,902.650000
Jun-2024	1,563,102.400000	1,647,863.300000
Jul-2024	1,632,973.070000	1,696,205.870000
Aug-2024	1,687,840.970000	1,751,360.040000
Sep-2024	1,722,104.140000	1,767,532.740000
Oct-2024	1,674,574	1,671,413

The above chart represents historical performance of a hypothetical $1,000,000 investment over the past 10 years. The results of this chart do not predict the results of future time periods and does not guarantee the same results.

Average Annual Returns

Class/Index Name	1 Year	5 Years	10 Years
Class I	21.62%	5.72%	5.30%
MSCI EAFE Index	22.97%	6.24%	5.27%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.334.2143 or visit https://www.firsteagle.com if you have questions about current performance.

Key Fund Statistics

  Net Assets$12,368,480,904
  Number of Portfolio Holdings133
  Portfolio Turnover Rate6.73%
  Net Investment Advisory Fees (net of waivers and reimbursements)$93,232,514

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	87.8%
Commodities	10.4%
Short-Term Investments	1.8%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Gold bullion (Precious Metal)Footnote Reference3	10.3%
Imperial Oil Ltd. (Oil, Gas & Consumable Fuels, Canada)	3.9%
British American Tobacco plc (Tobacco, United Kingdom)	2.2%
Danone SA (Food Products, France)	2.2%
Willis Towers Watson plc (Insurance, United States)	2.2%
Shell plc (Oil, Gas & Consumable Fuels, United Kingdom)	2.2%
Unilever plc (Personal Care Products, United Kingdom)	2.2%
Prosus NV (Broadline Retail, China)	2.1%
Fomento Economico Mexicano SAB de CV, ADR (Beverages, Mexico)	2.0%
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods, Switzerland)	1.9%
Total	31.2%

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	1.8%
OthersFootnote Reference4	1.2%
Real Estate	2.6%
Health Care	4.1%
Information Technology	4.9%
Energy	6.1%
Materials	8.6%
Consumer Discretionary	9.5%
Commodities	10.4%
Industrials	14.5%
Financials	14.7%
Consumer Staples	21.6%

Asset Allocation by CountryFootnote Reference5

Based on total investments in the portfolio

Japan	16.1%
United Kingdom	14.5%
United States	14.0%
Canada	9.2%
France	6.1%
South Korea	5.2%
Switzerland	4.9%
China	3.4%
Sweden	3.3%
Hong Kong	3.3%
OthersFootnote Reference6	18.2%
Short-Term Investments	1.8%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (1.4% of total investments) that settles in 90 days or less; long-term commercial paper (0.2% of total investments) that settles in 91 days or more; and other short-term investments (0.2% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.
Footnote[3]	The Fund invests in gold and precious metals through investment in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Gold bullion and commodities include the Fund’s investment in the Subsidiary.
Footnote[4]	Includes additional sectors outside the top 10 listed above.
Footnote[5]	Country allocations reflect country of risk not currency of issue. Bonds of non-U.S. issuers may be U.S. dollar denominated.
Footnote[6]	Includes additional countries outside the top 10 listed above.

First Eagle Overseas Fund

October 31, 2024

Annual Shareholder Report

Class I | SGOIX

First Eagle Investments

For more information, please scan the QR code to navigate to tailored shareholder reports and financial statements and other Information. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

October 31, 2024

Annual Shareholder Report

Class R6 | FEORX

This Annual Shareholder Report contains important information about the Class R6 shares of the Fund for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Overseas Fund

What Were the Fund's Costs for the Year?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class R6	$88	0.80%

How Did the Fund Perform Last Year?

The NAV of First Eagle Overseas Fund Class R6 Shares increased 21.72% in the 12-month period ended October 31, 2024. The MSCI EAFE Index increased 22.97% for the same period.

• Our equity holdings contributed to performance, while gold and gold-related equities also were a contributor.

• All geographic regions contributed to performance. Developed Europe and Japan were the leading contributors, while developed Asia excluding Japan and emerging markets were the worst performing regions.

• Materials, financials and consumer staples were the largest contributors among equity sectors; communication services was the only detractor, while real estate and health care were the next worst performing sectors.

• Gold bullion was the leading contributor to performance. CK Asset Holdings Ltd. was the largest detractor.

Total Return Based on a $10,000 Investment

First Eagle Overseas Fund (Class R6) | $14,964
MSCI EAFE Index | $16,337
$20,000
$15,000
$10,000
$5,000
$0
Mar-2017
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024

	First Eagle Overseas Fund (Class R6) | $14,964	MSCI EAFE Index | $16,337
Mar-2017	10,142	10,275.290000
Apr-2017	10,234.290000	10,536.740000
May-2017	10,467.630000	10,923.480000
Jun-2017	10,421.580000	10,904.160000
Jul-2017	10,571.650000	11,218.700000
Aug-2017	10,625.560000	11,214.470000
Sep-2017	10,684	11,493.500000
Oct-2017	10,804.730000	11,668.020000
Nov-2017	10,854.430000	11,790.410000
Dec-2017	10,898.940000	11,979.660000
Jan-2018	11,240.070000	12,580.550000
Feb-2018	10,773.610000	12,012.720000
Mar-2018	10,799.470000	11,796.200000
Apr-2018	10,872.900000	12,065.540000
May-2018	10,747.870000	11,794.330000
Jun-2018	10,600.620000	11,650.240000
Jul-2018	10,729.950000	11,937.010000
Aug-2018	10,514.280000	11,706.480000
Sep-2018	10,604.700000	11,808.080000
Oct-2018	10,056.440000	10,868.250000
Nov-2018	10,047.380000	10,854.550000
Dec-2018	9,818.300000	10,327.630000
Jan-2019	10,345.550000	11,006.370000
Feb-2019	10,515.210000	11,286.930000
Mar-2019	10,590.920000	11,358.110000
Apr-2019	10,778.380000	11,677.440000
May-2019	10,474.430000	11,116.620000
Jun-2019	11,037.960000	11,776.120000
Jul-2019	10,908.810000	11,626.600000
Aug-2019	10,957.900000	11,325.400000
Sep-2019	11,140.900000	11,649.940000
Oct-2019	11,283.500000	12,068.520000
Nov-2019	11,242.880000	12,204.570000
Dec-2019	11,577.920000	12,601.210000
Jan-2020	11,289.630000	12,338
Feb-2020	10,641.610000	11,222.670000
Mar-2020	9,540.200000	9,724.800000
Apr-2020	10,301.510000	10,353.050000
May-2020	10,584.800000	10,803.870000
Jun-2020	10,783.790000	11,171.740000
Jul-2020	11,138.580000	11,432.140000
Aug-2020	11,408.130000	12,019.880000
Sep-2020	11,284.930000	11,707.560000
Oct-2020	11,058.100000	11,240.090000
Nov-2020	12,007.990000	12,982.460000
Dec-2020	12,429.470000	13,586.090000
Jan-2021	12,325.060000	13,441.340000
Feb-2021	12,235.090000	13,742.820000
Mar-2021	12,572.780000	14,058.810000
Apr-2021	12,858.180000	14,481.840000
May-2021	13,381.510000	14,954.100000
Jun-2021	13,143.320000	14,785.810000
Jul-2021	13,143.320000	14,897.140000
Aug-2021	13,134.120000	15,159.920000
Sep-2021	12,772.930000	14,719.960000
Oct-2021	13,024.550000	15,082.010000
Nov-2021	12,606.470000	14,380.030000
Dec-2021	13,090.550000	15,116.340000
Jan-2022	12,949.180000	14,385.860000
Feb-2022	12,938.820000	14,131.500000
Mar-2022	12,928.470000	14,222.330000
Apr-2022	12,362.200000	13,302.220000
May-2022	12,498.180000	13,401.940000
Jun-2022	11,760.790000	12,158.410000
Jul-2022	12,003.060000	12,764.260000
Aug-2022	11,503.740000	12,158.030000
Sep-2022	10,715.730000	11,020.680000
Oct-2022	11,028.630000	11,613.310000
Nov-2022	12,139.210000	12,921.390000
Dec-2022	12,071.230000	12,931.770000
Jan-2023	12,925.880000	13,978.950000
Feb-2023	12,443.740000	13,687.260000
Mar-2023	12,900.430000	14,026.480000
Apr-2023	13,110.700000	14,422.490000
May-2023	12,633.470000	13,812.160000
Jun-2023	13,001.110000	14,440.750000
Jul-2023	13,226.030000	14,908
Aug-2023	12,879.500000	14,336.840000
Sep-2023	12,433.870000	13,847.120000
Oct-2023	12,292.130000	13,285.740000
Nov-2023	12,947.300000	14,518.890000
Dec-2023	13,373.260000	15,290.260000
Jan-2024	13,243.540000	15,378.260000
Feb-2024	13,405.110000	15,659.750000
Mar-2024	13,851.510000	16,174.790000
Apr-2024	13,754.540000	15,760.570000
May-2024	14,233.200000	16,371.060000
Jun-2024	13,958.500000	16,106.770000
Jul-2024	14,588.030000	16,579.280000
Aug-2024	15,078.190000	17,118.380000
Sep-2024	15,384.280000	17,276.460000
Oct-2024	14,964	16,337

The above chart represents historical performance of a hypothetical $10,000 investment since inception. The results of this chart do not predict the results of future time periods and does not guarantee the same results.

Average Annual Returns

Class/Index Name	1 Year	5 Years	Since Inception (3/1/17)
Class R6	21.72%	5.81%	5.40%
MSCI EAFE Index	22.97%	6.24%	6.53%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.334.2143 or visit https://www.firsteagle.com if you have questions about current performance.

Key Fund Statistics

  Net Assets$12,368,480,904
  Number of Portfolio Holdings133
  Portfolio Turnover Rate6.73%
  Net Investment Advisory Fees (net of waivers and reimbursements)$93,232,514

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	87.8%
Commodities	10.4%
Short-Term Investments	1.8%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Gold bullion (Precious Metal)Footnote Reference3	10.3%
Imperial Oil Ltd. (Oil, Gas & Consumable Fuels, Canada)	3.9%
British American Tobacco plc (Tobacco, United Kingdom)	2.2%
Danone SA (Food Products, France)	2.2%
Willis Towers Watson plc (Insurance, United States)	2.2%
Shell plc (Oil, Gas & Consumable Fuels, United Kingdom)	2.2%
Unilever plc (Personal Care Products, United Kingdom)	2.2%
Prosus NV (Broadline Retail, China)	2.1%
Fomento Economico Mexicano SAB de CV, ADR (Beverages, Mexico)	2.0%
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods, Switzerland)	1.9%
Total	31.2%

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	1.8%
OthersFootnote Reference4	1.2%
Real Estate	2.6%
Health Care	4.1%
Information Technology	4.9%
Energy	6.1%
Materials	8.6%
Consumer Discretionary	9.5%
Commodities	10.4%
Industrials	14.5%
Financials	14.7%
Consumer Staples	21.6%

Asset Allocation by CountryFootnote Reference5

Based on total investments in the portfolio

Japan	16.1%
United Kingdom	14.5%
United States	14.0%
Canada	9.2%
France	6.1%
South Korea	5.2%
Switzerland	4.9%
China	3.4%
Sweden	3.3%
Hong Kong	3.3%
OthersFootnote Reference6	18.2%
Short-Term Investments	1.8%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (1.4% of total investments) that settles in 90 days or less; long-term commercial paper (0.2% of total investments) that settles in 91 days or more; and other short-term investments (0.2% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.
Footnote[3]	The Fund invests in gold and precious metals through investment in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Gold bullion and commodities include the Fund’s investment in the Subsidiary.
Footnote[4]	Includes additional sectors outside the top 10 listed above.
Footnote[5]	Country allocations reflect country of risk not currency of issue. Bonds of non-U.S. issuers may be U.S. dollar denominated.
Footnote[6]	Includes additional countries outside the top 10 listed above.

First Eagle Overseas Fund

October 31, 2024

Annual Shareholder Report

Class R6 | FEORX

First Eagle Investments

For more information, please scan the QR code to navigate to tailored shareholder reports and financial statements and other Information. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

October 31, 2024

Annual Shareholder Report

Class A | FEVAX

This Annual Shareholder Report contains important information about the Class A shares of the Fund, and any material changes that occurred for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle U.S. Value Fund

What Were the Fund's Costs for the Year?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class A	$129	1.12%

How Did the Fund Perform Last Year?

The NAV of First Eagle U.S. Value Fund Class A Shares1 increased 30.07% in the 12-month period ended October 31, 2024. The S&P 500 Index increased 38.02% for the same period.

• Our equity holdings contributed to performance, while gold and gold-related equities also were a contributor.

• Financials, materials and communication services were the largest contributors among equity sectors; energy was the only detractor while utilities and consumer discretionary were the next two worst performing sector.

• Gold bullion was the leading contributor to performance. Schlumberger NV was the largest detractor.

1 Reflects performance for Class A shares without the effect of sales charges and assumes all distributions have been reinvested; if sales charges were included, values would be lower.

Total Return Based on a $10,000 Investment

First Eagle U.S. Value Fund (Class A) | $21,703
S&P 500 Index | $33,950
$40,000
$30,000
$20,000
$10,000
$0
Oct-2014
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024

	First Eagle U.S. Value Fund (Class A) | $21,703	S&P 500 Index | $33,950
Oct-2014	10,000	10,000
Nov-2014	9,707.100000	10,269
Dec-2014	9,733.310000	10,243
Jan-2015	9,522.100000	9,936
Feb-2015	9,862.040000	10,507
Mar-2015	9,636.200000	10,340
Apr-2015	9,755.680000	10,440
May-2015	9,765.440000	10,574
Jun-2015	9,506.660000	10,369
Jul-2015	9,410.640000	10,586
Aug-2015	9,108.560000	9,948
Sep-2015	8,902.700000	9,702
Oct-2015	9,501.860000	10,520
Nov-2015	9,554.120000	10,551
Dec-2015	9,232.140000	10,385
Jan-2016	8,940.410000	9,870
Feb-2016	9,121	9,856
Mar-2016	9,633.600000	10,525
Apr-2016	9,894.670000	10,566
May-2016	9,889.730000	10,755
Jun-2016	9,909.510000	10,783
Jul-2016	10,220.660000	11,181
Aug-2016	10,260.520000	11,196
Sep-2016	10,270.780000	11,199
Oct-2016	10,090.020000	10,994
Nov-2016	10,511.780000	11,401
Dec-2016	10,593.770000	11,627
Jan-2017	10,763.270000	11,847
Feb-2017	11,014.800000	12,332
Mar-2017	10,981.760000	12,459
Apr-2017	11,025.690000	12,634
May-2017	11,090.740000	12,713
Jun-2017	11,216.060000	12,974
Jul-2017	11,204.850000	13,014
Aug-2017	11,439.030000	13,283
Oct-2017	11,596.890000	13,593
Nov-2017	11,776.640000	14,009
Dec-2017	11,948.580000	14,165
Jan-2018	12,459.980000	14,976
Feb-2018	11,977.780000	14,424
Mar-2018	11,859.200000	14,058
Apr-2018	11,918.490000	14,112
May-2018	12,073.430000	14,451
Jun-2018	12,014.270000	14,540
Jul-2018	12,264.170000	15,081
Aug-2018	12,318.130000	15,573
Sep-2018	12,305.810000	15,662
Oct-2018	11,829.580000	14,591
Nov-2018	12,014.120000	14,888
Dec-2018	11,241.610000	13,544
Jan-2019	12,148.810000	14,629
Feb-2019	12,417.300000	15,099
Mar-2019	12,417.300000	15,393
Apr-2019	12,705.380000	16,016
May-2019	11,983.710000	14,998
Jun-2019	12,828.570000	16,055
Jul-2019	12,945.310000	16,286
Aug-2019	12,677.340000	16,028
Sep-2019	12,890.320000	16,328
Oct-2019	12,945.750000	16,681
Nov-2019	13,082.970000	17,287
Dec-2019	13,417.900000	17,809
Jan-2020	13,022.070000	17,802
Feb-2020	12,133.960000	16,336
Mar-2020	10,522.570000	14,319
Apr-2020	11,686.370000	16,154
May-2020	11,946.970000	16,923
Jun-2020	12,050.910000	17,260
Jul-2020	12,752.280000	18,233
Aug-2020	13,312.100000	19,544
Sep-2020	12,842.180000	18,801
Oct-2020	12,655.970000	18,301
Nov-2020	13,707.680000	20,305
Dec-2020	14,288.890000	21,085
Jan-2021	13,947.390000	20,872
Feb-2021	14,668.470000	21,448
Mar-2021	15,283.070000	22,387
Apr-2021	16,056.400000	23,582
May-2021	16,618.370000	23,747
Jun-2021	16,322.560000	24,301
Jul-2021	16,505.380000	24,878
Aug-2021	16,686.940000	25,635
Sep-2021	16,156.290000	24,443
Oct-2021	16,870.400000	26,155
Nov-2021	16,156.780000	25,974
Dec-2021	16,956.540000	27,138
Jan-2022	16,914.150000	25,734
Feb-2022	16,780.530000	24,963
Mar-2022	17,322.540000	25,890
Apr-2022	16,257.200000	23,632
May-2022	16,499.440000	23,676
Jun-2022	15,200.930000	21,721
Jul-2022	15,942.740000	23,724
Aug-2022	15,426.190000	22,757
Sep-2022	14,176.670000	20,661
Oct-2022	15,334.900000	22,334
Nov-2022	16,267.270000	23,582
Dec-2022	15,992.350000	22,223
Jan-2023	16,982.280000	23,619
Feb-2023	16,460.920000	23,043
Mar-2023	16,712.770000	23,889
Apr-2023	17,072.100000	24,262
May-2023	16,568.470000	24,367
Jun-2023	17,504.590000	25,977
Jul-2023	18,017.470000	26,812
Aug-2023	17,630.100000	26,385
Sep-2023	16,981.310000	25,127
Oct-2023	16,684.140000	24,599
Nov-2023	17,646.810000	26,845
Dec-2023	18,297.980000	28,065
Jan-2024	18,442.530000	28,536
Feb-2024	18,721.010000	30,060
Mar-2024	19,750.670000	31,027
Apr-2024	19,241.100000	29,760
May-2024	19,924.160000	31,236
Jun-2024	20,097.500000	32,356
Jul-2024	20,915.470000	32,750
Aug-2024	21,453	33,545
Sep-2024	21,991.470000	34,261
Oct-2024	21,703	33,950

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years. The results of this chart do not predict the results of future time periods and does not guarantee the same results.

Average Annual Returns

Class/Index Name	1 Year	5 Years	10 Years
Class A - without sales charge	30.07%	10.88%	8.61%
Class A - with sales charge	23.54%	9.75%	8.06%
S&P 500 Index	38.02%	15.27%	13.00%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.334.2143 or visit https://www.firsteagle.com if you have questions about current performance.

Key Fund Statistics

  Net Assets$1,397,774,168
  Number of Portfolio Holdings81
  Portfolio Turnover Rate8.63%
  Net Investment Advisory Fees (net of waivers and reimbursements)$9,508,844

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	77.5%
Commodities	12.6%
Master Limited Partnerships	1.4%
Corporate Bonds	1.3%
Convertible Preferred Stocks	0.4%
Short-Term Investments	6.8%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Gold bullion (Precious Metal)Footnote Reference3	12.6%
Oracle Corp. (Software, United States)	4.4%
Meta Platforms, Inc., Class A (Interactive Media & Services, United States)	3.9%
HCA Healthcare, Inc. (Health Care Providers & Services, United States)	3.8%
Philip Morris International, Inc. (Tobacco, United States)	3.7%
Bank of New York Mellon Corp. (The) (Capital Markets, United States)	3.2%
Comcast Corp., Class A (Media, United States)	2.9%
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels, United States)	2.7%
CH Robinson Worldwide, Inc. (Air Freight & Logistics, United States)	2.6%
Elevance Health, Inc. (Health Care Providers & Services, United States)	2.5%
Total	42.3%

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	6.8%
OthersFootnote Reference4	0.4%
Real Estate	3.9%
Materials	4.4%
Industrials	7.0%
Consumer Staples	7.4%
Energy	8.2%
Information Technology	11.6%
Communication Services	11.7%
Financials	12.3%
Commodities	12.6%
Health Care	13.7%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (3.7% of total investments) that settles in 90 days or less; long-term commercial paper (0.7% of total investments) that settles in 91 days or more; and other short-term investments (2.4% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.
Footnote[3]	The Fund invests in gold and precious metals through investment in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Gold bullion and commodities include the Fund’s investment in the Subsidiary.
Footnote[4]	Includes additional sectors outside the top 10 listed above.

First Eagle U.S. Value Fund

October 31, 2024

Annual Shareholder Report

Class A | FEVAX

First Eagle Investments

For more information, please scan the QR code to navigate to tailored shareholder reports and financial statements and other Information. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2023. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.firsteagle.com or upon request at 800.334.2143.

Until March 1, 2024, the Adviser contractually agreed to waive its management fee at an annual rate in the amount of 0.05% of the average daily value of the U.S. Value Fund’s net assets.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

October 31, 2024

Annual Shareholder Report

Class C | FEVCX

This Annual Shareholder Report contains important information about the Class C shares of the Fund, and any material changes that occurred for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle U.S. Value Fund

What Were the Fund's Costs for the Year?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class C	$216	1.88%

How Did the Fund Perform Last Year?

The NAV of First Eagle U.S. Value Fund Class C Shares1 increased 29.10% in the 12-month period ended October 31, 2024. The S&P 500 Index increased 38.02% for the same period.

• Our equity holdings contributed to performance, while gold and gold-related equities also were a contributor.

• Financials, materials and communication services were the largest contributors among equity sectors; energy was the only detractor while utilities and consumer discretionary were the next two worst performing sector.

• Gold bullion was the leading contributor to performance. Schlumberger NV was the largest detractor.

1 Reflects performance for Class C shares without the effect of sales charges and assumes all distributions have been reinvested; if sales charges were included, values would be lower.

Total Return Based on a $10,000 Investment

First Eagle U.S. Value Fund (Class C) | $21,167
S&P 500 Index | $33,950
$40,000
$30,000
$20,000
$10,000
$0
Oct-2014
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024

	First Eagle U.S. Value Fund (Class C) | $21,167	S&P 500 Index | $33,950
Oct-2014	10,000	10,000
Nov-2014	10,212	10,269
Dec-2014	10,231.400000	10,243
Jan-2015	10,006.310000	9,936
Feb-2015	10,353.530000	10,507
Mar-2015	10,113.330000	10,340
Apr-2015	10,230.640000	10,440
May-2015	10,235.760000	10,574
Jun-2015	9,959.390000	10,369
Jul-2015	9,846.850000	10,586
Aug-2015	9,529.780000	9,948
Sep-2015	9,304.880000	9,702
Oct-2015	9,928.310000	10,520
Nov-2015	9,973.980000	10,551
Dec-2015	9,632.870000	10,385
Jan-2016	9,322.690000	9,870
Feb-2016	9,504.480000	9,856
Mar-2016	10,033.880000	10,525
Apr-2016	10,301.790000	10,566
May-2016	10,291.480000	10,755
Jun-2016	10,301.780000	10,783
Jul-2016	10,623.190000	11,181
Aug-2016	10,655.060000	11,196
Sep-2016	10,660.390000	11,199
Oct-2016	10,462.110000	10,994
Nov-2016	10,890.010000	11,401
Dec-2016	10,974.950000	11,627
Jan-2017	11,137.380000	11,847
Feb-2017	11,381.840000	12,332
Mar-2017	11,340.870000	12,459
Apr-2017	11,381.700000	12,634
May-2017	11,439.740000	12,713
Jun-2017	11,562.150000	12,974
Jul-2017	11,544.810000	13,014
Aug-2017	11,776.860000	13,283
Oct-2017	11,939.380000	13,593
Nov-2017	12,113.690000	14,009
Dec-2017	12,278.440000	14,165
Jan-2018	12,799.040000	14,976
Feb-2018	12,297.320000	14,424
Mar-2018	12,170.660000	14,058
Apr-2018	12,221.780000	14,112
May-2018	12,367.210000	14,451
Jun-2018	12,304.140000	14,540
Jul-2018	12,545.300000	15,081
Aug-2018	12,595.480000	15,573
Sep-2018	12,576.590000	15,662
Oct-2018	12,081.070000	14,591
Nov-2018	12,258.660000	14,888
Dec-2018	11,467.980000	13,544
Jan-2019	12,377.390000	14,629
Feb-2019	12,648.460000	15,099
Mar-2019	12,640.870000	15,393
Apr-2019	12,918.970000	16,016
May-2019	12,178.710000	14,998
Jun-2019	13,028.780000	16,055
Jul-2019	13,146.040000	16,286
Aug-2019	12,859.460000	16,028
Sep-2019	13,071.640000	16,328
Oct-2019	13,116.080000	16,681
Nov-2019	13,248.560000	17,287
Dec-2019	13,579.770000	17,809
Jan-2020	13,168.300000	17,802
Feb-2020	12,264.960000	16,336
Mar-2020	10,632.490000	14,319
Apr-2020	11,796.750000	16,154
May-2020	12,050.380000	16,923
Jun-2020	12,152.810000	17,260
Jul-2020	12,850.380000	18,233
Aug-2020	13,396.520000	19,544
Sep-2020	12,920.940000	18,801
Oct-2020	12,723.250000	18,301
Nov-2020	13,776.740000	20,305
Dec-2020	14,348.470000	21,085
Jan-2021	13,996.940000	20,872
Feb-2021	14,714.980000	21,448
Mar-2021	15,313.880000	22,387
Apr-2021	16,081.100000	23,582
May-2021	16,632.690000	23,747
Jun-2021	16,329.970000	24,301
Jul-2021	16,498.170000	24,878
Aug-2021	16,666.450000	25,635
Sep-2021	16,123.120000	24,443
Oct-2021	16,834.150000	26,155
Nov-2021	16,115.340000	25,974
Dec-2021	16,892.090000	27,138
Jan-2022	16,839.730000	25,734
Feb-2022	16,699.960000	24,963
Mar-2022	17,224.340000	25,890
Apr-2022	16,159.870000	23,632
May-2022	16,386.110000	23,676
Jun-2022	15,085.060000	21,721
Jul-2022	15,809.140000	23,724
Aug-2022	15,293.760000	22,757
Sep-2022	14,045.790000	20,661
Oct-2022	15,180.690000	22,334
Nov-2022	16,097.600000	23,582
Dec-2022	15,811.070000	22,223
Jan-2023	16,781.860000	23,619
Feb-2023	16,254.910000	23,043
Mar-2023	16,500.360000	23,889
Apr-2023	16,840.270000	24,262
May-2023	16,331.690000	24,367
Jun-2023	17,246.270000	25,977
Jul-2023	17,746.410000	26,812
Aug-2023	17,350.670000	26,385
Sep-2023	16,700.020000	25,127
Oct-2023	16,397.750000	24,599
Nov-2023	17,330.780000	26,845
Dec-2023	17,959.880000	28,065
Jan-2024	18,090.990000	28,536
Feb-2024	18,351.500000	30,060
Mar-2024	19,344.320000	31,027
Apr-2024	18,843.300000	29,760
May-2024	19,495.280000	31,236
Jun-2024	19,645.390000	32,356
Jul-2024	20,437.100000	32,750
Aug-2024	20,948.030000	33,545
Sep-2024	21,459.160000	34,261
Oct-2024	21,167	33,950

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years. The results of this chart do not predict the results of future time periods and does not guarantee the same results.

Average Annual Returns

Class/Index Name	1 Year	5 Years	10 Years
Class C - without sales charge	29.10%	10.04%	7.79%
Class C - with sales charge	28.10%	10.04%	7.79%
S&P 500 Index	38.02%	15.27%	13.00%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.334.2143 or visit https://www.firsteagle.com if you have questions about current performance.

Key Fund Statistics

  Net Assets$1,397,774,168
  Number of Portfolio Holdings81
  Portfolio Turnover Rate8.63%
  Net Investment Advisory Fees (net of waivers and reimbursements)$9,508,844

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	77.5%
Commodities	12.6%
Master Limited Partnerships	1.4%
Corporate Bonds	1.3%
Convertible Preferred Stocks	0.4%
Short-Term Investments	6.8%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Gold bullion (Precious Metal)Footnote Reference3	12.6%
Oracle Corp. (Software, United States)	4.4%
Meta Platforms, Inc., Class A (Interactive Media & Services, United States)	3.9%
HCA Healthcare, Inc. (Health Care Providers & Services, United States)	3.8%
Philip Morris International, Inc. (Tobacco, United States)	3.7%
Bank of New York Mellon Corp. (The) (Capital Markets, United States)	3.2%
Comcast Corp., Class A (Media, United States)	2.9%
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels, United States)	2.7%
CH Robinson Worldwide, Inc. (Air Freight & Logistics, United States)	2.6%
Elevance Health, Inc. (Health Care Providers & Services, United States)	2.5%
Total	42.3%

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	6.8%
OthersFootnote Reference4	0.4%
Real Estate	3.9%
Materials	4.4%
Industrials	7.0%
Consumer Staples	7.4%
Energy	8.2%
Information Technology	11.6%
Communication Services	11.7%
Financials	12.3%
Commodities	12.6%
Health Care	13.7%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (3.7% of total investments) that settles in 90 days or less; long-term commercial paper (0.7% of total investments) that settles in 91 days or more; and other short-term investments (2.4% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.
Footnote[3]	The Fund invests in gold and precious metals through investment in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Gold bullion and commodities include the Fund’s investment in the Subsidiary.
Footnote[4]	Includes additional sectors outside the top 10 listed above.

First Eagle U.S. Value Fund

October 31, 2024

Annual Shareholder Report

Class C | FEVCX

First Eagle Investments

For more information, please scan the QR code to navigate to tailored shareholder reports and financial statements and other Information. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2023. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.firsteagle.com or upon request at 800.334.2143.

Until March 1, 2024, the Adviser contractually agreed to waive its management fee at an annual rate in the amount of 0.05% of the average daily value of the U.S. Value Fund’s net assets.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

October 31, 2024

Annual Shareholder Report

Class I | FEVIX

This Annual Shareholder Report contains important information about the Class I shares of the Fund, and any material changes that occurred for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle U.S. Value Fund

What Were the Fund's Costs for the Year?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class I	$99	0.86%

How Did the Fund Perform Last Year?

The NAV of First Eagle U.S. Value Fund Class I Shares increased 30.41% in the 12-month period ended October 31, 2024. The S&P 500 Index increased 38.02% for the same period.

• Our equity holdings contributed to performance, while gold and gold-related equities also were a contributor.

• Financials, materials and communication services were the largest contributors among equity sectors; energy was the only detractor while utilities and consumer discretionary were the next two worst performing sector.

• Gold bullion was the leading contributor to performance. Schlumberger NV was the largest detractor.

Total Return Based on a $1,000,000 Investment

First Eagle U.S. Value Fund (Class I) | $2,357,780
S&P 500 Index | $3,395,049
$4,000,000
$3,000,000
$2,000,000
$1,000,000
$0
Oct-2014
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024

	First Eagle U.S. Value Fund (Class I) | $2,357,780	S&P 500 Index | $3,395,049
Oct-2014	1,000,000	1,000,000
Nov-2014	1,022,000	1,026,895
Dec-2014	1,024,861.600000	1,024,308
Jan-2015	1,002,929.560000	993,559
Feb-2015	1,038,834.440000	1,050,660
Mar-2015	1,015,876.200000	1,034,045
Apr-2015	1,028,371.480000	1,043,964
May-2015	1,029,914.030000	1,057,389
Jun-2015	1,002,930.290000	1,036,920
Jul-2015	993,001.280000	1,058,645
Aug-2015	961,622.440000	994,773
Sep-2015	939,697.440000	970,159
Oct-2015	1,003,033.050000	1,051,995
Nov-2015	1,009,051.250000	1,055,124
Dec-2015	974,945.320000	1,038,483
Jan-2016	945,014.500000	986,949
Feb-2016	963,914.790000	985,617
Mar-2016	1,018,375.970000	1,052,480
Apr-2016	1,046,177.640000	1,056,560
May-2016	1,046,177.640000	1,075,534
Jun-2016	1,048,269.990000	1,078,320
Jul-2016	1,081,814.630000	1,118,077
Aug-2016	1,086,033.710000	1,119,647
Sep-2016	1,087,662.760000	1,119,858
Oct-2016	1,068,302.360000	1,099,431
Nov-2016	1,113,384.720000	1,140,148
Dec-2016	1,122,625.810000	1,162,684
Jan-2017	1,140,251.040000	1,184,736
Feb-2017	1,167,010.450000	1,233,214
Mar-2017	1,164,209.630000	1,245,879
Apr-2017	1,169,332.150000	1,263,412
May-2017	1,176,698.940000	1,271,298
Jun-2017	1,189,760.300000	1,297,439
Jul-2017	1,189,165.420000	1,301,411
Aug-2017	1,214,256.810000	1,328,257
Oct-2017	1,231,377.830000	1,359,252
Nov-2017	1,250,710.460000	1,400,940
Dec-2017	1,268,845.760000	1,416,516
Jan-2018	1,323,659.900000	1,497,618
Feb-2018	1,273,228.460000	1,442,420
Mar-2018	1,260,750.820000	1,405,763
Apr-2018	1,266,928.500000	1,411,157
May-2018	1,283,778.650000	1,445,141
Jun-2018	1,278,130.020000	1,454,035
Jul-2018	1,304,203.870000	1,508,145
Aug-2018	1,310,464.050000	1,557,289
Sep-2018	1,309,808.820000	1,566,153
Oct-2018	1,258,726.280000	1,459,106
Nov-2018	1,278,614.150000	1,488,840
Dec-2018	1,197,038.570000	1,354,411
Jan-2019	1,293,400.170000	1,462,948
Feb-2019	1,322,113.660000	1,509,921
Mar-2019	1,322,774.710000	1,539,261
Apr-2019	1,353,727.640000	1,601,586
May-2019	1,277,512.780000	1,499,808
Jun-2019	1,367,449.680000	1,605,509
Jul-2019	1,381,124.170000	1,628,583
Aug-2019	1,352,396.790000	1,602,786
Sep-2019	1,375,387.540000	1,632,775
Oct-2019	1,381,851.860000	1,668,140
Nov-2019	1,396,223.120000	1,728,692
Dec-2019	1,432,943.780000	1,780,867
Jan-2020	1,390,671.940000	1,780,169
Feb-2020	1,296,106.250000	1,633,627
Mar-2020	1,124,112.950000	1,431,853
Apr-2020	1,249,226.720000	1,615,408
May-2020	1,276,584.790000	1,692,346
Jun-2020	1,288,329.370000	1,726,002
Jul-2020	1,364,211.970000	1,823,323
Aug-2020	1,423,691.610000	1,954,385
Sep-2020	1,374,431.880000	1,880,124
Oct-2020	1,354,090.290000	1,830,125
Nov-2020	1,468,240.100000	2,030,458
Dec-2020	1,530,053.010000	2,108,525
Jan-2021	1,494,249.770000	2,087,238
Feb-2021	1,571,651.900000	2,144,793
Mar-2021	1,637,818.450000	2,238,726
Apr-2021	1,720,692.060000	2,358,204
May-2021	1,781,260.420000	2,374,674
Jun-2021	1,750,088.370000	2,430,111
Jul-2021	1,770,039.370000	2,487,838
Aug-2021	1,790,040.820000	2,563,482
Sep-2021	1,733,475.530000	2,444,255
Oct-2021	1,810,788.540000	2,615,504
Nov-2021	1,734,192.180000	2,597,381
Dec-2021	1,820,554.950000	2,713,786
Jan-2022	1,824,924.290000	2,573,355
Feb-2022	1,811,784.830000	2,496,305
Mar-2022	1,869,943.120000	2,588,992
Apr-2022	1,755,502.600000	2,363,227
May-2022	1,781,835.140000	2,367,563
Jun-2022	1,641,070.170000	2,172,135
Jul-2022	1,721,974.930000	2,372,416
Aug-2022	1,666,527.330000	2,275,664
Sep-2022	1,531,871.930000	2,066,079
Oct-2022	1,657,638.610000	2,233,351
Nov-2022	1,758,754.570000	2,358,160
Dec-2022	1,729,207.490000	2,222,296
Jan-2023	1,837,628.800000	2,361,931
Feb-2023	1,780,478.540000	2,304,303
Mar-2023	1,808,966.200000	2,388,903
Apr-2023	1,848,039.870000	2,426,190
May-2023	1,793,707.500000	2,436,736
Jun-2023	1,895,590.080000	2,597,744
Jul-2023	1,951,699.550000	2,681,197
Aug-2023	1,909,738.010000	2,638,508
Sep-2023	1,840,223.550000	2,512,709
Oct-2023	1,807,835.610000	2,459,876
Nov-2023	1,912,509.290000	2,684,525
Dec-2023	1,983,080.890000	2,806,485
Jan-2024	1,999,342.150000	2,853,645
Feb-2024	2,030,931.750000	3,006,018
Mar-2024	2,141,820.630000	3,102,735
Apr-2024	2,087,846.750000	2,976,005
May-2024	2,162,591.660000	3,123,569
Jun-2024	2,181,838.730000	3,235,650
Jul-2024	2,270,421.380000	3,275,035
Aug-2024	2,330,360.510000	3,354,477
Sep-2024	2,389,318.630000	3,426,119
Oct-2024	2,357,780	3,395,049

The above chart represents historical performance of a hypothetical $1,000,000 investment over the past 10 years. The results of this chart do not predict the results of future time periods and does not guarantee the same results.

Average Annual Returns

Class/Index Name	1 Year	5 Years	10 Years
Class I	30.41%	11.17%	8.91%
S&P 500 Index	38.02%	15.27%	13.00%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.334.2143 or visit https://www.firsteagle.com if you have questions about current performance.

Key Fund Statistics

  Net Assets$1,397,774,168
  Number of Portfolio Holdings81
  Portfolio Turnover Rate8.63%
  Net Investment Advisory Fees (net of waivers and reimbursements)$9,508,844

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	77.5%
Commodities	12.6%
Master Limited Partnerships	1.4%
Corporate Bonds	1.3%
Convertible Preferred Stocks	0.4%
Short-Term Investments	6.8%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Gold bullion (Precious Metal)Footnote Reference3	12.6%
Oracle Corp. (Software, United States)	4.4%
Meta Platforms, Inc., Class A (Interactive Media & Services, United States)	3.9%
HCA Healthcare, Inc. (Health Care Providers & Services, United States)	3.8%
Philip Morris International, Inc. (Tobacco, United States)	3.7%
Bank of New York Mellon Corp. (The) (Capital Markets, United States)	3.2%
Comcast Corp., Class A (Media, United States)	2.9%
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels, United States)	2.7%
CH Robinson Worldwide, Inc. (Air Freight & Logistics, United States)	2.6%
Elevance Health, Inc. (Health Care Providers & Services, United States)	2.5%
Total	42.3%

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	6.8%
OthersFootnote Reference4	0.4%
Real Estate	3.9%
Materials	4.4%
Industrials	7.0%
Consumer Staples	7.4%
Energy	8.2%
Information Technology	11.6%
Communication Services	11.7%
Financials	12.3%
Commodities	12.6%
Health Care	13.7%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (3.7% of total investments) that settles in 90 days or less; long-term commercial paper (0.7% of total investments) that settles in 91 days or more; and other short-term investments (2.4% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.
Footnote[3]	The Fund invests in gold and precious metals through investment in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Gold bullion and commodities include the Fund’s investment in the Subsidiary.
Footnote[4]	Includes additional sectors outside the top 10 listed above.

First Eagle U.S. Value Fund

October 31, 2024

Annual Shareholder Report

Class I | FEVIX

First Eagle Investments

For more information, please scan the QR code to navigate to tailored shareholder reports and financial statements and other Information. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2023. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.firsteagle.com or upon request at 800.334.2143.

Until March 1, 2024, the Adviser contractually agreed to waive its management fee at an annual rate in the amount of 0.05% of the average daily value of the U.S. Value Fund’s net assets.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

October 31, 2024

Annual Shareholder Report

Class R6 | FEVRX

This Annual Shareholder Report contains important information about the Class R6 shares of the Fund, and any material changes that occurred for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle U.S. Value Fund

What Were the Fund's Costs for the Year?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class R6	$94	0.81%

How Did the Fund Perform Last Year?

The NAV of First Eagle U.S. Value Fund Class R6 Shares increased 30.50% in the 12-month period ended October 31, 2024. The S&P 500 Index increased 38.02% for the same period.

• Our equity holdings contributed to performance, while gold and gold-related equities also were a contributor.

• Financials, materials and communication services were the largest contributors among equity sectors; energy was the only detractor while utilities and consumer discretionary were the next two worst performing sector.

• Gold bullion was the leading contributor to performance. Schlumberger NV was the largest detractor.

Total Return Based on a $10,000 Investment

First Eagle U.S. Value Fund (Class R6) | $19,993
S&P 500 Index | $27,562
$30,000
$20,000
$10,000
$0
Mar-2017
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024

	First Eagle U.S. Value Fund (Class R6) | $19,993	S&P 500 Index | $27,562
Mar-2017	9,918	10,012
Apr-2017	9,894.200000	10,114
May-2017	9,932.780000	10,257
Jun-2017	9,995.360000	10,321
Jul-2017	10,111.310000	10,533
Aug-2017	10,106.250000	10,565
Sep-2017	10,319.490000	10,783
Oct-2017	10,465	11,035
Nov-2017	10,625.110000	11,373
Dec-2017	10,783.430000	11,500
Jan-2018	11,249.270000	12,158
Feb-2018	10,820.670000	11,710
Mar-2018	10,714.630000	11,412
Apr-2018	10,767.130000	11,456
May-2018	10,910.340000	11,732
Jun-2018	10,862.330000	11,804
Jul-2018	11,083.920000	12,244
Aug-2018	11,137.120000	12,643
Sep-2018	11,131.560000	12,715
Oct-2018	10,702.990000	11,846
Nov-2018	10,872.100000	12,087
Dec-2018	10,176.280000	10,996
Jan-2019	10,995.470000	11,877
Feb-2019	11,239.570000	12,258
Mar-2019	11,245.190000	12,496
Apr-2019	11,508.330000	13,002
May-2019	10,860.410000	12,176
Jun-2019	11,630.420000	13,034
Jul-2019	11,740.900000	13,221
Aug-2019	11,496.690000	13,012
Sep-2019	11,692.140000	13,255
Oct-2019	11,752.940000	13,543
Nov-2019	11,875.170000	14,034
Dec-2019	12,186.300000	14,458
Jan-2020	11,826.800000	14,452
Feb-2020	11,022.580000	13,262
Mar-2020	9,566.500000	11,624
Apr-2020	10,623.590000	13,114
May-2020	10,862.620000	13,739
Jun-2020	10,962.560000	14,012
Jul-2020	11,600.580000	14,802
Aug-2020	12,106.370000	15,866
Sep-2020	11,687.490000	15,264
Oct-2020	11,514.510000	14,858
Nov-2020	12,485.190000	16,484
Dec-2020	13,009.560000	17,118
Jan-2021	12,703.840000	16,945
Feb-2021	13,368.250000	17,412
Mar-2021	13,931.050000	18,175
Apr-2021	14,635.960000	19,145
May-2021	15,151.150000	19,278
Jun-2021	14,886	19,728
Jul-2021	15,055.700000	20,197
Aug-2021	15,225.830000	20,811
Sep-2021	14,744.700000	19,843
Oct-2021	15,402.310000	21,234
Nov-2021	14,758.490000	21,086
Dec-2021	15,487.560000	22,031
Jan-2022	15,458.140000	20,891
Feb-2022	15,339.110000	20,266
Mar-2022	15,831.500000	21,018
Apr-2022	14,862.610000	19,186
May-2022	15,092.980000	19,221
Jun-2022	13,900.630000	17,634
Jul-2022	14,585.930000	19,260
Aug-2022	14,116.270000	18,475
Sep-2022	12,982.730000	16,773
Oct-2022	14,040.820000	18,131
Nov-2022	14,897.310000	19,144
Dec-2022	14,654.490000	18,041
Jan-2023	15,566	19,175
Feb-2023	15,089.680000	18,707
Mar-2023	15,323.570000	19,394
Apr-2023	15,662.220000	19,697
May-2023	15,193.920000	19,782
Jun-2023	16,064.530000	21,089
Jul-2023	16,540.040000	21,767
Aug-2023	16,184.430000	21,420
Sep-2023	15,595.320000	20,399
Oct-2023	15,320.840000	19,970
Nov-2023	16,207.910000	21,794
Dec-2023	16,817.330000	22,784
Jan-2024	16,946.830000	23,167
Feb-2024	17,214.590000	24,404
Mar-2024	18,154.500000	25,189
Apr-2024	17,697.010000	24,160
May-2024	18,327.020000	25,358
Jun-2024	18,490.130000	26,268
Jul-2024	19,250.080000	26,588
Aug-2024	19,750.580000	27,233
Sep-2024	20,260.140000	27,814
Oct-2024	19,993	27,562

The above chart represents historical performance of a hypothetical $10,000 investment since inception. The results of this chart do not predict the results of future time periods and does not guarantee the same results.

Average Annual Returns

Class/Index Name	1 Year	5 Years	Since Inception (3/1/17)
Class R6	30.50%	11.22%	9.46%
S&P 500 Index	38.02%	15.27%	13.88%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.334.2143 or visit https://www.firsteagle.com if you have questions about current performance.

Key Fund Statistics

  Net Assets$1,397,774,168
  Number of Portfolio Holdings81
  Portfolio Turnover Rate8.63%
  Net Investment Advisory Fees (net of waivers and reimbursements)$9,508,844

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	77.5%
Commodities	12.6%
Master Limited Partnerships	1.4%
Corporate Bonds	1.3%
Convertible Preferred Stocks	0.4%
Short-Term Investments	6.8%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Gold bullion (Precious Metal)Footnote Reference3	12.6%
Oracle Corp. (Software, United States)	4.4%
Meta Platforms, Inc., Class A (Interactive Media & Services, United States)	3.9%
HCA Healthcare, Inc. (Health Care Providers & Services, United States)	3.8%
Philip Morris International, Inc. (Tobacco, United States)	3.7%
Bank of New York Mellon Corp. (The) (Capital Markets, United States)	3.2%
Comcast Corp., Class A (Media, United States)	2.9%
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels, United States)	2.7%
CH Robinson Worldwide, Inc. (Air Freight & Logistics, United States)	2.6%
Elevance Health, Inc. (Health Care Providers & Services, United States)	2.5%
Total	42.3%

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	6.8%
OthersFootnote Reference4	0.4%
Real Estate	3.9%
Materials	4.4%
Industrials	7.0%
Consumer Staples	7.4%
Energy	8.2%
Information Technology	11.6%
Communication Services	11.7%
Financials	12.3%
Commodities	12.6%
Health Care	13.7%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (3.7% of total investments) that settles in 90 days or less; long-term commercial paper (0.7% of total investments) that settles in 91 days or more; and other short-term investments (2.4% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.
Footnote[3]	The Fund invests in gold and precious metals through investment in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Gold bullion and commodities include the Fund’s investment in the Subsidiary.
Footnote[4]	Includes additional sectors outside the top 10 listed above.

First Eagle U.S. Value Fund

October 31, 2024

Annual Shareholder Report

Class R6 | FEVRX

First Eagle Investments

For more information, please scan the QR code to navigate to tailored shareholder reports and financial statements and other Information. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2023. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.firsteagle.com or upon request at 800.334.2143.

Until March 1, 2024, the Adviser contractually agreed to waive its management fee at an annual rate in the amount of 0.05% of the average daily value of the U.S. Value Fund’s net assets.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

October 31, 2024

Annual Shareholder Report

Class A | SGGDX

This Annual Shareholder Report contains important information about the Class A shares of the Fund for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Gold Fund

What Were the Fund's Costs for the Year?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class A	$138	1.16%

How Did the Fund Perform Last Year?

The NAV of First Eagle Gold Fund Class A Shares1 increased 37.88% in the 12-month period ended October 31, 2024. The FTSE Gold Mines Index increased 42.99% and MSCI World Index increased 33.68% for the same period.

• Gold bullion and gold-related equities both contributed to performance.

• Wheaton Precious Metals Corp. was the leading contributor to performance. Novagold Resources, Inc. was the largest detractor.

1 Reflects performance for Class A shares without the effect of sales charges and assumes all distributions have been reinvested; if sales charges were included, values would be lower.

Total Return Based on a $10,000 Investment

First Eagle Gold Fund (Class A) | $22,207
MSCI World Index | $25,431
FTSE Gold Mines Index | $22,680
$30,000
$20,000
$10,000
$0
Oct-2014
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024

	First Eagle Gold Fund (Class A) | $22,207	MSCI World Index | $25,431	FTSE Gold Mines Index | $22,680
Oct-2014	10,000	10,000	10,000
Nov-2014	9,917	10,200.410000	10,483.270000
Dec-2014	10,001	10,035.930000	10,540.670000
Jan-2015	11,513	9,854.080000	12,699.290000
Feb-2015	11,067	10,431.420000	12,388.120000
Mar-2015	9,845	10,268.130000	10,592.610000
Apr-2015	10,559	10,508.940000	11,768.410000
May-2015	10,340	10,545.140000	11,362.110000
Jun-2015	9,697	10,299.940000	10,344.950000
Jul-2015	8,207	10,484.830000	8,086.020000
Aug-2015	8,377	9,791	8,167.410000
Sep-2015	8,165	9,429.860000	8,024.390000
Oct-2015	8,730	10,177.120000	8,865.500000
Nov-2015	8,108	10,126.490000	8,153.770000
Dec-2015	8,073	9,948.490000	8,283.340000
Jan-2016	8,263	9,353.330000	8,968.540000
Feb-2016	10,297	9,283.720000	12,049.760000
Mar-2016	10,700	9,913.700000	12,641.330000
Apr-2016	12,861	10,070.570000	16,050.940000
May-2016	11,597	10,127.130000	14,203.020000
Jun-2016	13,963	10,013.650000	17,429.710000
Jul-2016	15,030	10,436.720000	18,987.470000
Aug-2016	13,165	10,445.390000	15,701.930000
Sep-2016	13,532	10,500.870000	16,345.750000
Oct-2016	12,705	10,297.650000	15,187.930000
Nov-2016	11,088	10,445.720000	12,784.240000
Dec-2016	11,052	10,695.670000	13,219.040000
Jan-2017	12,154	10,953.810000	14,823.620000
Feb-2017	12,083.580000	11,257.710000	14,509.940000
Mar-2017	12,062	11,377.630000	14,329.130000
Apr-2017	11,935	11,546.090000	14,048.990000
May-2017	12,112	11,790.340000	14,162.430000
Jun-2017	11,885	11,835.710000	13,637.410000
Jul-2017	12,083	12,118.960000	14,181.010000
Aug-2017	12,760	12,136.030000	15,234.160000
Sep-2017	11,977	12,408.410000	14,220.240000
Oct-2017	11,652	12,642.910000	13,697.780000
Nov-2017	11,525	12,916.860000	13,755.360000
Dec-2017	11,950	13,091.540000	14,423.760000
Jan-2018	12,069	13,782.770000	14,833.880000
Feb-2018	11,031	13,211.790000	13,128.080000
Mar-2018	11,201	12,923.820000	13,471.820000
Apr-2018	11,244	13,072.330000	13,585.760000
May-2018	11,265	13,154.240000	13,499.400000
Jun-2018	11,053	13,147.970000	13,445.130000
Jul-2018	10,503	13,558.630000	12,768.220000
Aug-2018	9,352	13,726.380000	11,078.810000
Sep-2018	9,267	13,802.820000	11,042.120000
Oct-2018	9,239	12,789.300000	11,428.660000
Nov-2018	9,225	12,934.590000	11,612.910000
Dec-2018	10,051	11,951.070000	12,792.810000
Jan-2019	10,807	12,880.930000	13,787.220000
Feb-2019	10,638	13,268.260000	13,464.230000
Mar-2019	10,765	13,442.530000	13,620.410000
Apr-2019	10,186	13,919.190000	12,617.280000
May-2019	10,384	13,116.040000	13,141.090000
Jun-2019	12,029	13,980.320000	15,940.300000
Jul-2019	12,234	14,049.570000	16,536.740000
Aug-2019	13,859	13,762.200000	18,421.960000
Sep-2019	12,686	14,055.070000	16,635.940000
Oct-2019	13,181	14,412.730000	17,299.750000
Nov-2019	12,912	14,814.130000	16,421.130000
Dec-2019	13,922	15,257.940000	18,065.080000
Jan-2020	14,112	15,165.070000	17,948.900000
Feb-2020	13,180	13,883.240000	16,653.150000
Mar-2020	12,452	12,045.890000	15,091.770000
Apr-2020	16,076	13,361.830000	21,042.850000
May-2020	16,654	14,007.320000	21,418.540000
Jun-2020	17,431	14,377.830000	22,986.820000
Jul-2020	19,953	15,065.680000	26,893.070000
Aug-2020	20,058	16,072.290000	26,480.270000
Sep-2020	19,070	15,517.810000	24,643.370000
Oct-2020	18,560	15,041.800000	23,527.510000
Nov-2020	17,296	16,965.070000	21,350.740000
Dec-2020	18,038	17,684.330000	22,259.010000
Jan-2021	17,380	17,508.570000	21,496.930000
Feb-2021	16,071	17,957.220000	18,863.730000
Mar-2021	16,357	18,554.690000	19,616.980000
Apr-2021	17,187	19,418.230000	20,685.860000
May-2021	19,024	19,697.960000	23,741.620000
Jun-2021	17,065	19,991.550000	20,031.590000
Jul-2021	17,479	20,349.660000	20,620.080000
Aug-2021	16,785	20,856.130000	19,182.100000
Sep-2021	15,677	19,990.170000	17,488.940000
Oct-2021	16,406	21,122.420000	18,551.330000
Nov-2021	16,170	20,659.570000	18,748.830000
Dec-2021	16,636	21,542.560000	19,428.720000
Jan-2022	15,748	20,402.720000	18,168.120000
Feb-2022	17,199	19,886.710000	20,431.070000
Mar-2022	18,651	20,432.470000	22,806.820000
Apr-2022	17,502	18,735.080000	20,967.530000
May-2022	16,585	18,749.270000	18,978.400000
Jun-2022	15,184	17,125.170000	16,134.700000
Jul-2022	14,634	18,484.840000	14,702.920000
Aug-2022	13,645	17,712.030000	13,545.920000
Sep-2022	13,875	16,065.520000	13,662.130000
Oct-2022	13,904	17,219.240000	13,642.090000
Nov-2022	16,064	18,416.500000	15,949.200000
Dec-2022	16,374	17,634.400000	16,422.260000
Jan-2023	17,949	18,882.140000	18,352.570000
Feb-2023	16,036	18,428.240000	15,454.030000
Mar-2023	18,152	18,997.670000	18,254.790000
Apr-2023	18,499	19,330.690000	19,088.610000
May-2023	17,315	19,137.700000	17,332.740000
Jun-2023	16,830	20,295.110000	17,058.710000
Jul-2023	17,379	20,976.880000	17,610.070000
Aug-2023	16,750	20,475.830000	16,229.510000
Sep-2023	15,638	19,592.540000	14,871.700000
Oct-2023	16,107	19,024.040000	15,861.220000
Nov-2023	17,674	20,807.590000	17,591.170000
Dec-2023	17,524	21,829.120000	17,960.130000
Jan-2024	16,096	22,091.080000	15,880.080000
Feb-2024	15,243	23,027.690000	14,667.610000
Mar-2024	17,596	23,767.680000	17,568.280000
Apr-2024	18,259	22,884.840000	18,587.780000
May-2024	19,258	23,906.690000	19,449.310000
Jun-2024	18,522	24,393.140000	18,986.820000
Jul-2024	20,460	24,823.010000	21,533.810000
Aug-2024	20,992	25,479.090000	22,586.930000
Sep-2024	21,508	25,945.710000	23,018.120000
Oct-2024	22,207	25,431	22,680

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years. The results of this chart do not predict the results of future time periods and does not guarantee the same results.

Average Annual Returns

Class/Index Name	1 Year	5 Years	10 Years
Class A - without sales charge	37.88%	11.01%	8.87%
Class A - with sales charge	31.01%	9.88%	8.31%
MSCI World Index	33.68%	12.03%	9.78%
FTSE Gold Mines Index	42.99%	5.57%	8.53%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.334.2143 or visit https://www.firsteagle.com if you have questions about current performance.

Key Fund Statistics

  Net Assets$2,831,645,889
  Number of Portfolio Holdings31
  Portfolio Turnover Rate60.97%
  Net Investment Advisory Fees (net of waivers and reimbursements)$17,964,886

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	81.3%
Commodities	16.7%
Rights	0.1%
Short-Term Investments	1.9%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Wheaton Precious Metals Corp. (Metals & Mining, Canada)	11.1%
Gold bullion (Precious Metal)Footnote Reference3	9.1%
Northern Star Resources Ltd. (Metals & Mining, Australia)	8.0%
Silver bullion (Precious Metal)Footnote Reference3	7.6%
Newmont Corp. (Metals & Mining, United States)	6.5%
Agnico Eagle Mines Ltd. (Metals & Mining, Canada)	6.5%
Dundee Precious Metals, Inc. (Metals & Mining, Canada)	4.9%
Franco-Nevada Corp. (Metals & Mining, Canada)	4.9%
Barrick Gold Corp. (Metals & Mining, Canada)	4.7%
Alamos Gold, Inc., Class A (Metals & Mining, Canada)	4.7%
Total	68.0%

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	1.9%
Commodities	16.7%
Materials	81.4%

Asset Allocation by CountryFootnote Reference4

Based on total investments in the portfolio

Canada	53.4%
United States	27.8%
Australia	9.2%
South Africa	4.0%
United Kingdom	2.4%
Mexico	1.3%
Short-Term Investments	1.9%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (1.9% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.
Footnote[3]	The Fund invests in gold and precious metals through investment in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Gold bullion and commodities include the Fund’s investment in the Subsidiary.
Footnote[4]	Country allocations reflect country of risk not currency of issue. Bonds of non-U.S. issuers may be U.S. dollar denominated.

First Eagle Gold Fund

October 31, 2024

Annual Shareholder Report

Class A | SGGDX

First Eagle Investments

For more information, please scan the QR code to navigate to tailored shareholder reports and financial statements and other Information. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

October 31, 2024

Annual Shareholder Report

Class C | FEGOX

This Annual Shareholder Report contains important information about the Class C shares of the Fund for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Gold Fund

What Were the Fund's Costs for the Year?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class C	$225	1.90%

How Did the Fund Perform Last Year?

The NAV of First Eagle Gold Fund Class C Shares1 increased 36.87% in the 12-month period ended October 31, 2024. The FTSE Gold Mines Index increased 42.99% and MSCI World Index increased 33.68% for the same period.

• Gold bullion and gold-related equities both contributed to performance.

• Wheaton Precious Metals Corp. was the leading contributor to performance. Novagold Resources, Inc. was the largest detractor.

1 Reflects performance for Class C shares without the effect of sales charges and assumes all distributions have been reinvested; if sales charges were included, values would be lower.

Total Return Based on a $10,000 Investment

First Eagle Gold Fund (Class C) | $21,660
MSCI World Index | $25,431
FTSE Gold Mines Index | $22,680
$30,000
$20,000
$10,000
$0
Oct-2014
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024

	First Eagle Gold Fund (Class C) | $21,660	MSCI World Index | $25,431	FTSE Gold Mines Index | $22,680
Oct-2014	10,000	10,000	10,000
Nov-2014	10,428	10,200.410000	10,483.270000
Dec-2014	10,506	10,035.930000	10,540.670000
Jan-2015	12,087	9,854.080000	12,699.290000
Feb-2015	11,612	10,431.420000	12,388.120000
Mar-2015	10,327	10,268.130000	10,592.610000
Apr-2015	11,066	10,508.940000	11,768.410000
May-2015	10,833	10,545.140000	11,362.110000
Jun-2015	10,147	10,299.940000	10,344.950000
Jul-2015	8,581	10,484.830000	8,086.020000
Aug-2015	8,753	9,791	8,167.410000
Sep-2015	8,527	9,429.860000	8,024.390000
Oct-2015	9,111	10,177.120000	8,865.500000
Nov-2015	8,457	10,126.490000	8,153.770000
Dec-2015	8,411	9,948.490000	8,283.340000
Jan-2016	8,597	9,353.330000	8,968.540000
Feb-2016	10,708	9,283.720000	12,049.760000
Mar-2016	11,120	9,913.700000	12,641.330000
Apr-2016	13,363	10,070.570000	16,050.940000
May-2016	12,039	10,127.130000	14,203.020000
Jun-2016	14,484	10,013.650000	17,429.710000
Jul-2016	15,582	10,436.720000	18,987.470000
Aug-2016	13,636	10,445.390000	15,701.930000
Sep-2016	14,017	10,500.870000	16,345.750000
Oct-2016	13,153	10,297.650000	15,187.930000
Nov-2016	11,462	10,445.720000	12,784.240000
Dec-2016	11,415	10,695.670000	13,219.040000
Jan-2017	12,552	10,953.810000	14,823.620000
Feb-2017	12,474.620000	11,257.710000	14,509.940000
Mar-2017	12,443	11,377.630000	14,329.130000
Apr-2017	12,303	11,546.090000	14,048.990000
May-2017	12,474	11,790.340000	14,162.430000
Jun-2017	12,241	11,835.710000	13,637.410000
Jul-2017	12,428	12,118.960000	14,181.010000
Aug-2017	13,121	12,136.030000	15,234.160000
Sep-2017	12,304	12,408.410000	14,220.240000
Oct-2017	11,961	12,642.910000	13,697.780000
Nov-2017	11,828	12,916.860000	13,755.360000
Dec-2017	12,256	13,091.540000	14,423.760000
Jan-2018	12,365	13,782.770000	14,833.880000
Feb-2018	11,291	13,211.790000	13,128.080000
Mar-2018	11,470	12,923.820000	13,471.820000
Apr-2018	11,501	13,072.330000	13,585.760000
May-2018	11,517	13,154.240000	13,499.400000
Jun-2018	11,283	13,147.970000	13,445.130000
Jul-2018	10,715	13,558.630000	12,768.220000
Aug-2018	9,539	13,726.380000	11,078.810000
Sep-2018	9,446	13,802.820000	11,042.120000
Oct-2018	9,415	12,789.300000	11,428.660000
Nov-2018	9,391	12,934.590000	11,612.910000
Dec-2018	10,224	11,951.070000	12,792.810000
Jan-2019	10,987	12,880.930000	13,787.220000
Feb-2019	10,808	13,268.260000	13,464.230000
Mar-2019	10,932	13,442.530000	13,620.410000
Apr-2019	10,341	13,919.190000	12,617.280000
May-2019	10,528	13,116.040000	13,141.090000
Jun-2019	12,194	13,980.320000	15,940.300000
Jul-2019	12,389	14,049.570000	16,536.740000
Aug-2019	14,032	13,762.200000	18,421.960000
Sep-2019	12,825	14,055.070000	16,635.940000
Oct-2019	13,324	14,412.730000	17,299.750000
Nov-2019	13,045	14,814.130000	16,421.130000
Dec-2019	14,057	15,257.940000	18,065.080000
Jan-2020	14,235	15,165.070000	17,948.900000
Feb-2020	13,293	13,883.240000	16,653.150000
Mar-2020	12,546	12,045.890000	15,091.770000
Apr-2020	16,190	13,361.830000	21,042.850000
May-2020	16,767	14,007.320000	21,418.540000
Jun-2020	17,530	14,377.830000	22,986.820000
Jul-2020	20,061	15,065.680000	26,893.070000
Aug-2020	20,147	16,072.290000	26,480.270000
Sep-2020	19,150	15,517.810000	24,643.370000
Oct-2020	18,629	15,041.800000	23,527.510000
Nov-2020	17,351	16,965.070000	21,350.740000
Dec-2020	18,080	17,684.330000	22,259.010000
Jan-2021	17,405	17,508.570000	21,496.930000
Feb-2021	16,088	17,957.220000	18,863.730000
Mar-2021	16,371	18,554.690000	19,616.980000
Apr-2021	17,188	19,418.230000	20,685.860000
May-2021	19,008	19,697.960000	23,741.620000
Jun-2021	17,047	19,991.550000	20,031.590000
Jul-2021	17,454	20,349.660000	20,620.080000
Aug-2021	16,747	20,856.130000	19,182.100000
Sep-2021	15,633	19,990.170000	17,488.940000
Oct-2021	16,348	21,122.420000	18,551.330000
Nov-2021	16,104	20,659.570000	18,748.830000
Dec-2021	16,562	21,542.560000	19,428.720000
Jan-2022	15,664	20,402.720000	18,168.120000
Feb-2022	17,096	19,886.710000	20,431.070000
Mar-2022	18,528	20,432.470000	22,806.820000
Apr-2022	17,380	18,735.080000	20,967.530000
May-2022	16,451	18,749.270000	18,978.400000
Jun-2022	15,051	17,125.170000	16,134.700000
Jul-2022	14,501	18,484.840000	14,702.920000
Aug-2022	13,509	17,712.030000	13,545.920000
Sep-2022	13,737	16,065.520000	13,662.130000
Oct-2022	13,752	17,219.240000	13,642.090000
Nov-2022	15,877	18,416.500000	15,949.200000
Dec-2022	16,175	17,634.400000	16,422.260000
Jan-2023	17,717	18,882.140000	18,352.570000
Feb-2023	15,821	18,428.240000	15,454.030000
Mar-2023	17,898	18,997.670000	18,254.790000
Apr-2023	18,230	19,330.690000	19,088.610000
May-2023	17,050	19,137.700000	17,332.740000
Jun-2023	16,569	20,295.110000	17,058.710000
Jul-2023	17,096	20,976.880000	17,610.070000
Aug-2023	16,467	20,475.830000	16,229.510000
Sep-2023	15,365	19,592.540000	14,871.700000
Oct-2023	15,825	19,024.040000	15,861.220000
Nov-2023	17,352	20,807.590000	17,591.170000
Dec-2023	17,201	21,829.120000	17,960.130000
Jan-2024	15,780	22,091.080000	15,880.080000
Feb-2024	14,936	23,027.690000	14,667.610000
Mar-2024	17,241	23,767.680000	17,568.280000
Apr-2024	17,880	22,884.840000	18,587.780000
May-2024	18,842	23,906.690000	19,449.310000
Jun-2024	18,109	24,393.140000	18,986.820000
Jul-2024	19,994	24,823.010000	21,533.810000
Aug-2024	20,500	25,479.090000	22,586.930000
Sep-2024	20,996	25,945.710000	23,018.120000
Oct-2024	21,660	25,431	22,680

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years. The results of this chart do not predict the results of future time periods and does not guarantee the same results.

Average Annual Returns

Class/Index Name	1 Year	5 Years	10 Years
Class C - without sales charge	36.87%	10.19%	8.03%
Class C - with sales charge	35.87%	10.19%	8.03%
MSCI World Index	33.68%	12.03%	9.78%
FTSE Gold Mines Index	42.99%	5.57%	8.53%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.334.2143 or visit https://www.firsteagle.com if you have questions about current performance.

Key Fund Statistics

  Net Assets$2,831,645,889
  Number of Portfolio Holdings31
  Portfolio Turnover Rate60.97%
  Net Investment Advisory Fees (net of waivers and reimbursements)$17,964,886

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	81.3%
Commodities	16.7%
Rights	0.1%
Short-Term Investments	1.9%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Wheaton Precious Metals Corp. (Metals & Mining, Canada)	11.1%
Gold bullion (Precious Metal)Footnote Reference3	9.1%
Northern Star Resources Ltd. (Metals & Mining, Australia)	8.0%
Silver bullion (Precious Metal)Footnote Reference3	7.6%
Newmont Corp. (Metals & Mining, United States)	6.5%
Agnico Eagle Mines Ltd. (Metals & Mining, Canada)	6.5%
Dundee Precious Metals, Inc. (Metals & Mining, Canada)	4.9%
Franco-Nevada Corp. (Metals & Mining, Canada)	4.9%
Barrick Gold Corp. (Metals & Mining, Canada)	4.7%
Alamos Gold, Inc., Class A (Metals & Mining, Canada)	4.7%
Total	68.0%

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	1.9%
Commodities	16.7%
Materials	81.4%

Asset Allocation by CountryFootnote Reference4

Based on total investments in the portfolio

Canada	53.4%
United States	27.8%
Australia	9.2%
South Africa	4.0%
United Kingdom	2.4%
Mexico	1.3%
Short-Term Investments	1.9%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (1.9% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.
Footnote[3]	The Fund invests in gold and precious metals through investment in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Gold bullion and commodities include the Fund’s investment in the Subsidiary.
Footnote[4]	Country allocations reflect country of risk not currency of issue. Bonds of non-U.S. issuers may be U.S. dollar denominated.

First Eagle Gold Fund

October 31, 2024

Annual Shareholder Report

Class C | FEGOX

First Eagle Investments

For more information, please scan the QR code to navigate to tailored shareholder reports and financial statements and other Information. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

October 31, 2024

Annual Shareholder Report

Class I | FEGIX

This Annual Shareholder Report contains important information about the Class I shares of the Fund for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Gold Fund

What Were the Fund's Costs for the Year?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class I	$110	0.92%

How Did the Fund Perform Last Year?

The NAV of First Eagle Gold Fund Class I Shares increased 38.28% in the 12-month period ended October 31, 2024. The FTSE Gold Mines Index increased 42.99% and MSCI World Index increased 33.68% for the same period.

• Gold bullion and gold-related equities both contributed to performance.

• Wheaton Precious Metals Corp. was the leading contributor to performance. Novagold Resources, Inc. was the largest detractor.

Total Return Based on a $1,000,000 Investment

First Eagle Gold Fund (Class I) | $2,403,729
MSCI World Index | $2,543,103
FTSE Gold Mines Index | $2,268,013
$3,000,000
$2,000,000
$1,000,000
$0
Oct-2014
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024

	First Eagle Gold Fund (Class I) | $2,403,729	MSCI World Index | $2,543,103	FTSE Gold Mines Index | $2,268,013
Oct-2014	1,000,000	1,000,000	1,000,000
Nov-2014	1,043,900	1,020,040.930000	1,048,327
Dec-2014	1,053,399	1,003,592.650000	1,054,066.770000
Jan-2015	1,212,990	985,407.900000	1,269,929.240000
Feb-2015	1,166,168	1,043,141.600000	1,238,812.150000
Mar-2015	1,038,006	1,026,812.730000	1,059,260.790000
Apr-2015	1,112,639	1,050,894.140000	1,176,841.430000
May-2015	1,090,720	1,054,514.170000	1,136,211.370000
Jun-2015	1,023,422	1,029,994.290000	1,034,495.090000
Jul-2015	866,020	1,048,482.690000	808,602.130000
Aug-2015	884,293	979,099.770000	816,741.320000
Sep-2015	862,363	942,986.340000	802,438.930000
Oct-2015	921,693	1,017,712.460000	886,550.110000
Nov-2015	856,530	1,012,648.690000	815,376.940000
Dec-2015	852,846	994,848.970000	828,333.770000
Jan-2016	872,632	935,332.940000	896,853.480000
Feb-2016	1,087,824	928,371.650000	1,204,975.720000
Mar-2016	1,131,010	991,370.080000	1,264,133.010000
Apr-2016	1,359,361	1,007,056.990000	1,605,094.280000
May-2016	1,226,144	1,012,713.250000	1,420,301.860000
Jun-2016	1,477,258	1,001,365.380000	1,742,971.130000
Jul-2016	1,589,973	1,043,671.510000	1,898,746.860000
Aug-2016	1,393,134	1,044,538.900000	1,570,193.430000
Sep-2016	1,432,699	1,050,087.410000	1,634,575.210000
Oct-2016	1,345,591	1,029,765.180000	1,518,793.210000
Nov-2016	1,174,297	1,044,572.200000	1,278,424.250000
Dec-2016	1,170,657	1,069,567.120000	1,321,904.330000
Jan-2017	1,287,840	1,095,381.290000	1,482,362.220000
Feb-2017	1,450,994.070000	1,125,770.920000	1,450,994.070000
Mar-2017	1,279,091	1,137,762.520000	1,432,912.790000
Apr-2017	1,265,916	1,154,609.230000	1,404,898.700000
May-2017	1,284,905	1,179,034.400000	1,416,243.350000
Jun-2017	1,261,519	1,183,570.740000	1,363,741.380000
Jul-2017	1,281,956	1,211,896.470000	1,418,100.860000
Aug-2017	1,355,156	1,213,603.030000	1,523,416.370000
Sep-2017	1,271,678	1,240,841.420000	1,422,024.360000
Oct-2017	1,237,216	1,264,291.420000	1,369,778.470000
Nov-2017	1,224,101	1,291,685.500000	1,375,536.140000
Dec-2017	1,269,515	1,309,153.590000	1,442,375.530000
Jan-2018	1,282,718	1,378,277.170000	1,483,388.440000
Feb-2018	1,172,148	1,321,178.620000	1,312,808.340000
Mar-2018	1,191,137	1,292,381.630000	1,347,182.100000
Apr-2018	1,195,544	1,307,232.610000	1,358,575.900000
May-2018	1,198,413	1,315,424.290000	1,349,939.840000
Jun-2018	1,175,763	1,314,796.820000	1,344,513.400000
Jul-2018	1,117,210	1,355,862.580000	1,276,822.360000
Aug-2018	994,987	1,372,638.460000	1,107,881.170000
Sep-2018	986,928	1,380,281.500000	1,104,211.810000
Oct-2018	983,967	1,278,930.350000	1,142,866.320000
Nov-2018	982,491	1,293,458.880000	1,161,290.690000
Dec-2018	1,070,326	1,195,106.870000	1,279,280.570000
Jan-2019	1,151,564	1,288,093.100000	1,378,722.410000
Feb-2019	1,133,254	1,326,825.840000	1,346,423.380000
Mar-2019	1,147,193	1,344,252.990000	1,362,041.260000
Apr-2019	1,086,392	1,391,919.280000	1,261,728.250000
May-2019	1,106,925	1,311,604.340000	1,314,109.170000
Jun-2019	1,283,368	1,398,032.370000	1,594,030.370000
Jul-2019	1,305,314	1,404,957.310000	1,653,673.590000
Aug-2019	1,479,573	1,376,219.560000	1,842,195.550000
Sep-2019	1,353,662	1,405,506.850000	1,663,593.710000
Oct-2019	1,407,131	1,441,273.460000	1,729,974.740000
Nov-2019	1,378,566	1,481,413.160000	1,642,112.950000
Dec-2019	1,487,611	1,525,793.690000	1,806,508.380000
Jan-2020	1,508,140	1,516,506.700000	1,794,890
Feb-2020	1,409,206	1,388,323.600000	1,665,314.750000
Mar-2020	1,330,854	1,204,589.060000	1,509,176.710000
Apr-2020	1,719,331	1,336,183.490000	2,104,285.470000
May-2020	1,781,570	1,400,732.060000	2,141,854.310000
Jun-2020	1,865,126	1,437,782.890000	2,298,682.310000
Jul-2020	2,135,569	1,506,568.380000	2,689,307.220000
Aug-2020	2,147,315	1,607,228.790000	2,648,027.440000
Sep-2020	2,041,882	1,551,780.800000	2,464,337.170000
Oct-2020	1,988,384	1,504,179.890000	2,352,750.620000
Nov-2020	1,853,572	1,696,506.620000	2,135,074.370000
Dec-2020	1,933,461	1,768,432.920000	2,225,901.140000
Jan-2021	1,862,696	1,750,857.040000	2,149,693.160000
Feb-2021	1,722,808	1,795,721.650000	1,886,372.870000
Mar-2021	1,753,991	1,855,469.100000	1,961,697.780000
Apr-2021	1,843,269	1,941,822.840000	2,068,586.390000
May-2021	2,040,314	1,969,795.650000	2,374,161.770000
Jun-2021	1,831,386	1,999,155.130000	2,003,158.590000
Jul-2021	1,876,804	2,034,965.660000	2,062,008.290000
Aug-2021	1,802,483	2,085,612.620000	1,918,210.370000
Sep-2021	1,683,519	1,999,016.870000	1,748,894.100000
Oct-2021	1,761,634	2,112,242.200000	1,855,133.390000
Nov-2021	1,737,148	2,065,956.720000	1,874,882.600000
Dec-2021	1,788,220	2,154,256.090000	1,942,871.510000
Jan-2022	1,692,550	2,040,272.450000	1,816,812.390000
Feb-2022	1,849,280	1,988,671.480000	2,043,107.440000
Mar-2022	2,005,174	2,043,247.310000	2,280,681.610000
Apr-2022	1,883,059	1,873,507.930000	2,096,752.890000
May-2022	1,784,387	1,874,926.840000	1,897,839.640000
Jun-2022	1,633,785	1,712,516.930000	1,613,469.760000
Jul-2022	1,574,968	1,848,484.450000	1,470,292.410000
Aug-2022	1,468,816	1,771,203.380000	1,354,592.360000
Sep-2022	1,494,373	1,606,552.490000	1,366,212.750000
Oct-2022	1,497,362	1,721,923.720000	1,364,209.450000
Nov-2022	1,730,052	1,841,649.810000	1,594,920.160000
Dec-2022	1,764,653	1,763,439.920000	1,642,225.600000
Jan-2023	1,934,059	1,888,213.980000	1,835,256.780000
Feb-2023	1,727,695	1,842,824.130000	1,545,403.420000
Mar-2023	1,956,615	1,899,766.830000	1,825,479.090000
Apr-2023	1,994,182	1,933,068.960000	1,908,861.060000
May-2023	1,866,953	1,913,770.320000	1,733,274.480000
Jun-2023	1,815,799	2,029,510.920000	1,705,870.770000
Jul-2023	1,875,357	2,097,687.790000	1,761,006.740000
Aug-2023	1,807,656	2,047,583	1,622,951.040000
Sep-2023	1,687,990	1,959,253.580000	1,487,169.660000
Oct-2023	1,738,460	1,902,404.200000	1,586,121.900000
Nov-2023	1,907,960	2,080,758.540000	1,759,116.510000
Dec-2023	1,893,078	2,182,911.810000	1,796,012.780000
Jan-2024	1,738,414	2,209,107.800000	1,588,008.360000
Feb-2024	1,646,973	2,302,768.820000	1,466,760.510000
Mar-2024	1,902,089	2,376,767.870000	1,756,828.500000
Apr-2024	1,973,608	2,288,483.530000	1,858,778.120000
May-2024	2,082,551	2,390,668.870000	1,944,930.660000
Jun-2024	2,002,581	2,439,313.960000	1,898,682.090000
Jul-2024	2,212,652	2,482,300.590000	2,153,381.290000
Aug-2024	2,270,623	2,547,909.010000	2,258,693.400000
Sep-2024	2,327,616	2,594,571.250000	2,301,811.520000
Oct-2024	2,403,729	2,543,103	2,268,013

The above chart represents historical performance of a hypothetical $1,000,000 investment over the past 10 years. The results of this chart do not predict the results of future time periods and does not guarantee the same results.

Average Annual Returns

Class/Index Name	1 Year	5 Years	10 Years
Class I	38.28%	11.30%	9.16%
MSCI World Index	33.68%	12.03%	9.78%
FTSE Gold Mines Index	42.99%	5.57%	8.53%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.334.2143 or visit https://www.firsteagle.com if you have questions about current performance.

Key Fund Statistics

  Net Assets$2,831,645,889
  Number of Portfolio Holdings31
  Portfolio Turnover Rate60.97%
  Net Investment Advisory Fees (net of waivers and reimbursements)$17,964,886

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	81.3%
Commodities	16.7%
Rights	0.1%
Short-Term Investments	1.9%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Wheaton Precious Metals Corp. (Metals & Mining, Canada)	11.1%
Gold bullion (Precious Metal)Footnote Reference3	9.1%
Northern Star Resources Ltd. (Metals & Mining, Australia)	8.0%
Silver bullion (Precious Metal)Footnote Reference3	7.6%
Newmont Corp. (Metals & Mining, United States)	6.5%
Agnico Eagle Mines Ltd. (Metals & Mining, Canada)	6.5%
Dundee Precious Metals, Inc. (Metals & Mining, Canada)	4.9%
Franco-Nevada Corp. (Metals & Mining, Canada)	4.9%
Barrick Gold Corp. (Metals & Mining, Canada)	4.7%
Alamos Gold, Inc., Class A (Metals & Mining, Canada)	4.7%
Total	68.0%

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	1.9%
Commodities	16.7%
Materials	81.4%

Asset Allocation by CountryFootnote Reference4

Based on total investments in the portfolio

Canada	53.4%
United States	27.8%
Australia	9.2%
South Africa	4.0%
United Kingdom	2.4%
Mexico	1.3%
Short-Term Investments	1.9%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (1.9% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.
Footnote[3]	The Fund invests in gold and precious metals through investment in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Gold bullion and commodities include the Fund’s investment in the Subsidiary.
Footnote[4]	Country allocations reflect country of risk not currency of issue. Bonds of non-U.S. issuers may be U.S. dollar denominated.

First Eagle Gold Fund

October 31, 2024

Annual Shareholder Report

Class I | FEGIX

First Eagle Investments

For more information, please scan the QR code to navigate to tailored shareholder reports and financial statements and other Information. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

October 31, 2024

Annual Shareholder Report

Class R6 | FEURX

This Annual Shareholder Report contains important information about the Class R6 shares of the Fund for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Gold Fund

What Were the Fund's Costs for the Year?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class R6	$99	0.83%

How Did the Fund Perform Last Year?

The NAV of First Eagle Gold Fund Class R6 Shares increased 38.37% in the 12-month period ended October 31, 2024. The FTSE Gold Mines Index increased 42.99% and MSCI World Index increased 33.68% for the same period.

• Gold bullion and gold-related equities both contributed to performance.

• Wheaton Precious Metals Corp. was the leading contributor to performance. Novagold Resources, Inc. was the largest detractor.

Total Return Based on a $10,000 Investment

First Eagle Gold Fund (Class R6) | $18,772
MSCI World Index | $22,590
FTSE Gold Mines Index | $15,631
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Mar-2017
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024

	First Eagle Gold Fund (Class R6) | $18,772	MSCI World Index | $22,590	FTSE Gold Mines Index | $15,631
Mar-2017	9,920	10,106.520000	9,875.390000
Apr-2017	9,824	10,256.170000	9,682.320000
May-2017	9,971	10,473.130000	9,760.500000
Jun-2017	9,795	10,513.420000	9,398.670000
Jul-2017	9,953	10,765.040000	9,773.310000
Aug-2017	10,522	10,780.200000	10,499.120000
Sep-2017	9,875	11,022.150000	9,800.350000
Oct-2017	9,608	11,230.450000	9,440.280000
Nov-2017	9,512	11,473.790000	9,479.960000
Dec-2017	9,864	11,628.950000	9,940.600000
Jan-2018	9,961	12,242.960000	10,223.260000
Feb-2018	9,108	11,735.770000	9,047.650000
Mar-2018	9,255	11,479.970000	9,284.550000
Apr-2018	9,290	11,611.890000	9,363.070000
May-2018	9,312	11,684.650000	9,303.550000
Jun-2018	9,136	11,679.080000	9,266.150000
Jul-2018	8,681	12,043.860000	8,799.640000
Aug-2018	7,738	12,192.880000	7,635.330000
Sep-2018	7,670	12,260.770000	7,610.040000
Oct-2018	7,647	11,360.480000	7,876.440000
Nov-2018	7,642	11,489.540000	8,003.410000
Dec-2018	8,330	10,615.900000	8,816.580000
Jan-2019	8,954	11,441.880000	9,501.920000
Feb-2019	8,818	11,785.930000	9,279.320000
Mar-2019	8,926	11,940.730000	9,386.950000
Apr-2019	8,448	12,364.140000	8,695.610000
May-2019	8,624	11,650.720000	9,056.610000
Jun-2019	9,999	12,418.440000	10,985.780000
Jul-2019	10,169	12,479.960000	11,396.830000
Aug-2019	11,515	12,224.690000	12,696.090000
Sep-2019	10,527	12,484.840000	11,465.200000
Oct-2019	10,942	12,802.550000	11,922.690000
Nov-2019	10,721	13,159.100000	11,317.160000
Dec-2019	11,570	13,553.320000	12,450.140000
Jan-2020	11,729	13,470.830000	12,370.070000
Feb-2020	10,961	12,332.200000	11,477.060000
Mar-2020	10,352	10,700.130000	10,400.980000
Apr-2020	13,373	11,869.050000	14,502.370000
May-2020	13,863	12,442.430000	14,761.290000
Jun-2020	14,506	12,771.540000	15,842.120000
Jul-2020	16,612	13,382.550000	18,534.240000
Aug-2020	16,704	14,276.690000	18,249.750000
Sep-2020	15,890	13,784.160000	16,983.790000
Oct-2020	15,475	13,361.330000	16,214.750000
Nov-2020	14,423	15,069.730000	14,714.560000
Dec-2020	15,046	15,708.640000	15,340.530000
Jan-2021	14,503	15,552.520000	14,815.310000
Feb-2021	13,411	15,951.040000	13,000.560000
Mar-2021	13,659	16,481.760000	13,519.680000
Apr-2021	14,353	17,248.830000	14,256.340000
May-2021	15,890	17,497.300000	16,362.310000
Jun-2021	14,260	17,758.100000	13,805.420000
Jul-2021	14,612	18,076.200000	14,211
Aug-2021	14,033	18,526.080000	13,219.970000
Sep-2021	13,114	17,756.870000	12,053.080000
Oct-2021	13,721	18,762.630000	12,785.260000
Nov-2021	13,536	18,351.480000	12,921.370000
Dec-2021	13,931	19,135.830000	13,389.930000
Jan-2022	13,187	18,123.340000	12,521.160000
Feb-2022	14,406	17,664.970000	14,080.740000
Mar-2022	15,625	18,149.760000	15,718.060000
Apr-2022	14,670	16,642	14,450.460000
May-2022	13,903	16,654.600000	13,079.580000
Jun-2022	12,731	15,211.950000	11,119.750000
Jul-2022	12,274	16,419.720000	10,133
Aug-2022	11,448	15,733.250000	9,335.620000
Sep-2022	11,647	14,270.690000	9,415.700000
Oct-2022	11,676	15,295.510000	9,401.900000
Nov-2022	13,486	16,359.010000	10,991.910000
Dec-2022	13,756	15,664.290000	11,317.930000
Jan-2023	15,080	16,772.630000	12,648.270000
Feb-2023	13,474	16,369.440000	10,650.650000
Mar-2023	15,255	16,875.250000	12,580.890000
Apr-2023	15,554	17,171.070000	13,155.540000
May-2023	14,564	16,999.640000	11,945.430000
Jun-2023	14,165	18,027.740000	11,756.570000
Jul-2023	14,628	18,633.340000	12,136.550000
Aug-2023	14,101	18,188.270000	11,185.100000
Sep-2023	13,169	17,403.660000	10,249.320000
Oct-2023	13,567	16,898.680000	10,931.280000
Nov-2023	14,891	18,482.970000	12,123.530000
Dec-2023	14,772	19,390.370000	12,377.810000
Jan-2024	13,568	19,623.070000	10,944.280000
Feb-2024	12,857	20,455.040000	10,108.660000
Mar-2024	14,848	21,112.360000	12,107.760000
Apr-2024	15,411	20,328.150000	12,810.380000
May-2024	16,253	21,235.840000	13,404.130000
Jun-2024	15,637	21,667.940000	13,085.390000
Jul-2024	17,279	22,049.780000	14,840.730000
Aug-2024	17,730	22,632.570000	15,566.520000
Sep-2024	18,175	23,047.060000	15,863.690000
Oct-2024	18,772	22,590	15,631

The above chart represents historical performance of a hypothetical $10,000 investment since inception. The results of this chart do not predict the results of future time periods and does not guarantee the same results.

Average Annual Returns

Class/Index Name	1 Year	5 Years	Since Inception (3/1/17)
Class R6	38.37%	11.40%	8.56%
MSCI World Index	33.68%	12.03%	11.03%
FTSE Gold Mines Index	42.99%	5.57%	6.03%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.334.2143 or visit https://www.firsteagle.com if you have questions about current performance.

Key Fund Statistics

  Net Assets$2,831,645,889
  Number of Portfolio Holdings31
  Portfolio Turnover Rate60.97%
  Net Investment Advisory Fees (net of waivers and reimbursements)$17,964,886

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	81.3%
Commodities	16.7%
Rights	0.1%
Short-Term Investments	1.9%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Wheaton Precious Metals Corp. (Metals & Mining, Canada)	11.1%
Gold bullion (Precious Metal)Footnote Reference3	9.1%
Northern Star Resources Ltd. (Metals & Mining, Australia)	8.0%
Silver bullion (Precious Metal)Footnote Reference3	7.6%
Newmont Corp. (Metals & Mining, United States)	6.5%
Agnico Eagle Mines Ltd. (Metals & Mining, Canada)	6.5%
Dundee Precious Metals, Inc. (Metals & Mining, Canada)	4.9%
Franco-Nevada Corp. (Metals & Mining, Canada)	4.9%
Barrick Gold Corp. (Metals & Mining, Canada)	4.7%
Alamos Gold, Inc., Class A (Metals & Mining, Canada)	4.7%
Total	68.0%

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	1.9%
Commodities	16.7%
Materials	81.4%

Asset Allocation by CountryFootnote Reference4

Based on total investments in the portfolio

Canada	53.4%
United States	27.8%
Australia	9.2%
South Africa	4.0%
United Kingdom	2.4%
Mexico	1.3%
Short-Term Investments	1.9%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (1.9% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.
Footnote[3]	The Fund invests in gold and precious metals through investment in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Gold bullion and commodities include the Fund’s investment in the Subsidiary.
Footnote[4]	Country allocations reflect country of risk not currency of issue. Bonds of non-U.S. issuers may be U.S. dollar denominated.

First Eagle Gold Fund

October 31, 2024

Annual Shareholder Report

Class R6 | FEURX

First Eagle Investments

For more information, please scan the QR code to navigate to tailored shareholder reports and financial statements and other Information. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

October 31, 2024

Annual Shareholder Report

Class A | FEBAX

This Annual Shareholder Report contains important information about the Class A shares of the Fund for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Global Income Builder Fund

What Were the Fund's Costs for the Year?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class A	$128	1.17%

How Did the Fund Perform Last Year?

The NAV of First Eagle Global Income Builder Fund Class A Shares1 increased 18.89% in the 12-month period ended October 31, 2024. The MSCI World Index increased 33.68%, the Bloomberg U.S. Aggregate Bond Index was up 10.55% and the composite index2increased 24.00% over the same time period.

• Our equity and bond holdings both contributed to performance, while gold and gold-related equities also were a contributor.

• All geographic regions contributed to performance. North America and developed Europe were the leading equity contributors; while developed Europe excluding Japan and Japan were the worst performing regions.

• All equity sectors contributed to performance. Consumer staples and financials were the largest contributors, while utilities and communication services were the worst performing sectors.

• Gold bullion was the leading contributor to performance. Our equity holding in Nestle SA (Registered) was the largest detractor.

1 Reflects performance for Class A shares without the effect of sales charges and assumes all distributions have been reinvested; if sales charges were included, values would be lower.

2 The composite index consists of 60% of the MSCI World Index and 40% of the Bloomberg U.S. Aggregate Bond Index.

Total Return Based on a $10,000 Investment

First Eagle Global Income Builder Fund (Class A) | $15,981
Bloomberg U.S. Aggregate Bond Index | $11,593
MSCI World Index | $25,431
Composite Index | $19,014
$30,000
$20,000
$10,000
$0
Oct-2014
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024

	First Eagle Global Income Builder Fund (Class A) | $15,981	Bloomberg U.S. Aggregate Bond Index | $11,593	MSCI World Index | $25,431	Composite Index | $19,014
Oct-2014	10,000	10,000	10,000	10,000
Nov-2014	9,537.050000	10,070.940000	10,200.410000	10,148.620000
Dec-2014	9,270.970000	10,080.360000	10,035.930000	10,054.230000
Jan-2015	9,355.330000	10,291.740000	9,854.080000	10,029.250000
Feb-2015	9,644.410000	10,194.970000	10,431.420000	10,344.090000
Mar-2015	9,493.960000	10,242.310000	10,268.130000	10,266.150000
Apr-2015	9,723.710000	10,205.560000	10,508.940000	10,395.880000
May-2015	9,737.330000	10,180.980000	10,545.140000	10,407.350000
Jun-2015	9,546.470000	10,069.970000	10,299.940000	10,216.760000
Jul-2015	9,494.920000	10,139.970000	10,484.830000	10,355.210000
Aug-2015	9,209.130000	10,125.410000	9,791	9,938.110000
Sep-2015	8,964.160000	10,193.900000	9,429.860000	9,745.060000
Oct-2015	9,364.860000	10,195.590000	10,177.120000	10,209.050000
Nov-2015	9,280.580000	10,168.660000	10,126.490000	10,167.790000
Dec-2015	9,054.130000	10,135.800000	9,948.490000	10,047.410000
Jan-2016	8,782.510000	10,275.280000	9,353.330000	9,742.070000
Feb-2016	8,841.350000	10,348.170000	9,283.720000	9,726.210000
Mar-2016	9,347.960000	10,443.110000	9,913.700000	10,157.910000
Apr-2016	9,643.360000	10,483.200000	10,070.570000	10,269.940000
May-2016	9,582.600000	10,485.890000	10,127.130000	10,305.610000
Jun-2016	9,596.980000	10,674.300000	10,013.650000	10,310.390000
Jul-2016	9,892.560000	10,741.780000	10,436.720000	10,597.820000
Aug-2016	9,958.840000	10,729.500000	10,445.390000	10,598.260000
Sep-2016	10,002.660000	10,723.210000	10,500.870000	10,629.550000
Oct-2016	9,904.640000	10,641.190000	10,297.650000	10,473.600000
Nov-2016	9,810.540000	10,389.490000	10,445.720000	10,464.870000
Dec-2016	9,971.440000	10,404.140000	10,695.670000	10,621.020000
Jan-2017	10,165.880000	10,424.550000	10,953.810000	10,783.160000
Feb-2017	10,304.130000	10,494.620000	11,257.710000	10,991.640000
Mar-2017	10,424.690000	10,489.110000	11,377.630000	11,059.590000
Apr-2017	10,556.040000	10,570.060000	11,546.090000	11,191.980000
May-2017	10,727.050000	10,651.420000	11,790.340000	11,368.490000
Jun-2017	10,781.760000	10,640.700000	11,835.710000	11,390.160000
Jul-2017	10,869.090000	10,686.490000	12,118.960000	11,573.320000
Aug-2017	10,879.960000	10,782.340000	12,136.030000	11,624.630000
Sep-2017	11,023.580000	10,730.990000	12,408.410000	11,759.020000
Oct-2017	11,131.610000	10,737.200000	12,642.910000	11,895.080000
Nov-2017	11,206.190000	10,723.420000	12,916.860000	12,043.620000
Dec-2017	11,263.340000	10,772.640000	13,091.540000	12,163.450000
Jan-2018	11,549.430000	10,648.570000	13,782.770000	12,492.760000
Feb-2018	11,205.260000	10,547.630000	13,211.790000	12,134.860000
Mar-2018	11,186.210000	10,615.270000	12,923.820000	12,007.290000
Apr-2018	11,196.280000	10,536.320000	13,072.330000	12,054.360000
May-2018	11,228.740000	10,611.510000	13,154.240000	12,134.090000
Jun-2018	11,146.770000	10,598.460000	13,147.970000	12,124.650000
Jul-2018	11,336.270000	10,600.980000	13,558.630000	12,353.020000
Aug-2018	11,225.170000	10,669.200000	13,726.380000	12,476.520000
Sep-2018	11,261.090000	10,600.490000	13,802.820000	12,486.070000
Oct-2018	10,837.680000	10,516.720000	12,789.300000	11,896.500000
Nov-2018	10,853.930000	10,579.500000	12,934.590000	12,006
Dec-2018	10,531.570000	10,773.860000	11,951.070000	11,546.470000
Jan-2019	11,045.510000	10,888.270000	12,880.930000	12,134.550000
Feb-2019	11,243.230000	10,881.960000	13,268.260000	12,350.670000
Mar-2019	11,310.690000	11,090.920000	13,442.530000	12,542.860000
Apr-2019	11,458.860000	11,093.760000	13,919.190000	12,811
May-2019	11,119.670000	11,290.690000	13,116.040000	12,458.450000
Jun-2019	11,583.370000	11,432.480000	13,980.320000	13,013.600000
Jul-2019	11,524.290000	11,457.630000	14,049.570000	13,063.720000
Aug-2019	11,444.770000	11,754.510000	13,762.200000	13,038.800000
Sep-2019	11,603.850000	11,691.910000	14,055.070000	13,177.510000
Oct-2019	11,747.740000	11,727.130000	14,412.730000	13,394.580000
Nov-2019	11,805.310000	11,721.160000	14,814.130000	13,615.680000
Dec-2019	12,074.470000	11,712.990000	15,257.940000	13,856.630000
Jan-2020	11,818.490000	11,938.400000	15,165.070000	13,912.690000
Feb-2020	11,253.570000	12,153.270000	13,883.240000	13,307.270000
Mar-2020	10,168.720000	12,081.750000	12,045.890000	12,219.270000
Apr-2020	10,877.480000	12,296.520000	13,361.830000	13,107.090000
May-2020	11,052.610000	12,353.770000	14,007.320000	13,511.400000
Jun-2020	11,219.500000	12,431.590000	14,377.830000	13,759.880000
Jul-2020	11,588.620000	12,617.280000	15,065.680000	14,237.070000
Aug-2020	11,783.310000	12,515.430000	16,072.290000	14,761.850000
Sep-2020	11,578.280000	12,508.570000	15,517.810000	14,453.050000
Oct-2020	11,352.510000	12,452.720000	15,041.800000	14,161.220000
Nov-2020	12,261.840000	12,574.910000	16,965.070000	15,303.210000
Dec-2020	12,637.060000	12,592.240000	17,684.330000	15,700.930000
Jan-2021	12,510.690000	12,501.950000	17,508.570000	15,562.270000
Feb-2021	12,576.990000	12,321.420000	17,957.220000	15,711.650000
Mar-2021	13,033.540000	12,167.560000	18,554.690000	15,946.830000
Apr-2021	13,449.310000	12,263.690000	19,418.230000	16,442.520000
May-2021	13,909.270000	12,303.750000	19,697.960000	16,606.120000
Jun-2021	13,786.870000	12,390.200000	19,991.550000	16,801.300000
Jul-2021	13,797.900000	12,528.740000	20,349.660000	17,057.020000
Aug-2021	13,735.810000	12,504.880000	20,856.130000	17,298.740000
Sep-2021	13,378.680000	12,396.620000	19,990.170000	16,807.880000
Oct-2021	13,780.040000	12,393.200000	21,122.420000	17,377.230000
Nov-2021	13,323.920000	12,429.860000	20,659.570000	17,169.320000
Dec-2021	13,879.530000	12,398.060000	21,542.560000	17,592.040000
Jan-2022	13,957.250000	12,130.950000	20,402.720000	16,881.950000
Feb-2022	13,888.860000	11,995.620000	19,886.710000	16,550.440000
Mar-2022	13,831.920000	11,662.360000	20,432.470000	16,639.040000
Apr-2022	13,463.990000	11,219.790000	18,735.080000	15,557.110000
May-2022	13,746.730000	11,292.130000	18,749.270000	15,604.310000
Jun-2022	12,887.560000	11,114.980000	17,125.170000	14,695.380000
Jul-2022	13,350.230000	11,386.570000	18,484.840000	15,539.070000
Aug-2022	12,866.950000	11,064.830000	17,712.030000	14,973.640000
Sep-2022	12,049.900000	10,586.760000	16,065.520000	13,879.690000
Oct-2022	12,646.370000	10,449.630000	17,219.240000	14,405.820000
Nov-2022	13,481.030000	10,833.930000	18,416.500000	15,218.720000
Dec-2022	13,388.010000	10,785.060000	17,634.400000	14,803.490000
Jan-2023	14,110.960000	11,116.850000	18,882.140000	15,614.110000
Feb-2023	13,708.800000	10,829.420000	18,428.240000	15,227.430000
Mar-2023	13,934.990000	11,104.510000	18,997.670000	15,664.470000
Apr-2023	14,229.020000	11,171.810000	19,330.690000	15,867.200000
May-2023	13,743.810000	11,050.170000	19,137.700000	15,703.040000
Jun-2023	14,134.140000	11,010.750000	20,295.110000	16,250.450000
Jul-2023	14,371.590000	11,003.080000	20,976.880000	16,573.460000
Aug-2023	14,117.210000	10,932.800000	20,475.830000	16,293.590000
Sep-2023	13,748.750000	10,654.980000	19,592.540000	15,706.240000
Oct-2023	13,450.400000	10,486.830000	19,024.040000	15,333.660000
Nov-2023	14,024.740000	10,961.740000	20,807.590000	16,473.960000
Dec-2023	14,480.540000	11,381.340000	21,829.120000	17,211.470000
Jan-2024	14,474.750000	11,350.090000	22,091.080000	17,316.490000
Feb-2024	14,470.410000	11,189.730000	23,027.690000	17,659.140000
Mar-2024	14,868.340000	11,293.060000	23,767.680000	18,064.850000
Apr-2024	14,706.280000	11,007.810000	22,884.840000	17,479.720000
May-2024	15,100.410000	11,194.430000	23,906.690000	18,066.560000
Jun-2024	14,943.360000	11,300.410000	24,393.140000	18,355.550000
Jul-2024	15,535.120000	11,564.350000	24,823.010000	18,721.120000
Aug-2024	16,038.460000	11,730.530000	25,479.090000	19,125.610000
Sep-2024	16,282.240000	11,887.600000	25,945.710000	19,438.200000
Oct-2024	15,981	11,593	25,431	19,014

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years. The results of this chart do not predict the results of future time periods and does not guarantee the same results.

Average Annual Returns

Class/Index Name	1 Year	5 Years	10 Years
Class A - without sales charge	18.89%	6.34%	5.33%
Class A - with sales charge	12.83%	5.25%	4.80%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
MSCI World Index	33.68%	12.03%	9.78%
Composite Index	24.00%	7.26%	6.64%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.334.2143 or visit https://www.firsteagle.com if you have questions about current performance.

Key Fund Statistics

  Net Assets$1,758,899,230
  Number of Portfolio Holdings289
  Portfolio Turnover Rate14.66%
  Net Investment Advisory Fees (net of waivers and reimbursements)$12,900,132

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	63.8%
Corporate Bonds	11.7%
U.S. Treasury Obligations	9.6%
Commodities	7.6%
Preferred Stocks	1.8%
Convertible Preferred Stocks	1.5%
Master Limited Partnerships	1.0%
Foreign Government Securities	0.9%
Asset-Backed Securities	0.2%
Municipal Bonds	0.2%
Loan Assignments	0.1%
Short-Term Investments	1.6%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Gold bullion (Precious Metal)	7.5%
Unilever plc (Personal Care Products, United Kingdom)	3.0%
Philip Morris International, Inc. (Tobacco, United States)	3.0%
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels, United States)	2.6%
British American Tobacco plc (Tobacco, United Kingdom)	2.4%
Nestle SA (Registered) (Food Products, Switzerland)	2.1%
KT&G Corp. (Tobacco, South Korea)	1.9%
Jardine Matheson Holdings Ltd. (Industrial Conglomerates, Hong Kong)	1.7%
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods, Switzerland)	1.4%
Power Corp. of Canada (Insurance, Canada)	1.4%
Total	27.0%

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	1.6%
OthersFootnote Reference3	7.1%
Information Technology	4.3%
Real Estate	4.6%
Materials	5.0%
Energy	7.3%
Commodities	7.6%
Industrials	7.6%
Health Care	7.8%
U.S. Treasury Obligations	9.6%
Financials	13.9%
Consumer Staples	23.6%

Asset Allocation by CountryFootnote Reference4

Based on total investments in the portfolio

United States	55.4%
United Kingdom	9.9%
Canada	5.1%
Switzerland	4.6%
Mexico	3.3%
Hong Kong	3.2%
South Korea	3.1%
Japan	2.7%
Brazil	1.9%
France	1.6%
OthersFootnote Reference5	7.6%
Short-Term Investments	1.6%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (1.6% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (9.6% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.
Footnote[3]	Includes additional sectors outside the top 10 listed above.
Footnote[4]	Country allocations reflect country of risk not currency of issue. Bonds of non-U.S. issuers may be U.S. dollar denominated.
Footnote[5]	Includes additional countries outside the top 10 listed above.

First Eagle Global Income Builder Fund

October 31, 2024

Annual Shareholder Report

Class A | FEBAX

First Eagle Investments

For more information, please scan the QR code to navigate to tailored shareholder reports and financial statements and other Information. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

October 31, 2024

Annual Shareholder Report

Class C | FEBCX

This Annual Shareholder Report contains important information about the Class C shares of the Fund for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Global Income Builder Fund

What Were the Fund's Costs for the Year?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class C	$211	1.94%

How Did the Fund Perform Last Year?

The NAV of First Eagle Global Income Builder Fund Class C Shares1 increased 17.79% in the 12-month period ended October 31, 2024. The MSCI World Index increased 33.68%, the Bloomberg U.S. Aggregate Bond Index was up 10.55% and the composite index2increased 24.00% over the same time period.

• Our equity and bond holdings both contributed to performance, while gold and gold-related equities also were a contributor.

• All geographic regions contributed to performance. North America and developed Europe were the leading equity contributors; while developed Europe excluding Japan and Japan were the worst performing regions.

• All equity sectors contributed to performance. Consumer staples and financials were the largest contributors, while utilities and communication services were the worst performing sectors.

• Gold bullion was the leading contributor to performance. Our equity holding in Nestle SA (Registered) was the largest detractor.

1 Reflects performance for Class C shares without the effect of sales charges and assumes all distributions have been reinvested; if sales charges were included, values would be lower.

2 The composite index consists of 60% of the MSCI World Index and 40% of the Bloomberg U.S. Aggregate Bond Index.

Total Return Based on a $10,000 Investment

First Eagle Global Income Builder Fund (Class C) | $15,577
Bloomberg U.S. Aggregate Bond Index | $11,593
MSCI World Index | $25,431
Composite Index | $19,014
$30,000
$20,000
$10,000
$0
Oct-2014
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024

	First Eagle Global Income Builder Fund (Class C) | $15,577	Bloomberg U.S. Aggregate Bond Index | $11,593	MSCI World Index | $25,431	Composite Index | $19,014
Oct-2014	10,000	10,000	10,000	10,000
Nov-2014	10,033	10,070.940000	10,200.410000	10,148.620000
Dec-2014	9,746.060000	10,080.360000	10,035.930000	10,054.230000
Jan-2015	9,828.900000	10,291.740000	9,854.080000	10,029.250000
Feb-2015	10,127.700000	10,194.970000	10,431.420000	10,344.090000
Mar-2015	9,962.620000	10,242.310000	10,268.130000	10,266.150000
Apr-2015	10,198.730000	10,205.560000	10,508.940000	10,395.880000
May-2015	10,205.870000	10,180.980000	10,545.140000	10,407.350000
Jun-2015	9,998.690000	10,069.970000	10,299.940000	10,216.760000
Jul-2015	9,938.700000	10,139.970000	10,484.830000	10,355.210000
Aug-2015	9,632.590000	10,125.410000	9,791	9,938.110000
Sep-2015	9,378.280000	10,193.900000	9,429.860000	9,745.060000
Oct-2015	9,789.990000	10,195.590000	10,177.120000	10,209.050000
Nov-2015	9,686.220000	10,168.660000	10,126.490000	10,167.790000
Dec-2015	9,443.090000	10,135.800000	9,948.490000	10,047.410000
Jan-2016	9,153.190000	10,275.280000	9,353.330000	9,742.070000
Feb-2016	9,209.030000	10,348.170000	9,283.720000	9,726.210000
Mar-2016	9,732.100000	10,443.110000	9,913.700000	10,157.910000
Apr-2016	10,034.770000	10,483.200000	10,070.570000	10,269.940000
May-2016	9,964.520000	10,485.890000	10,127.130000	10,305.610000
Jun-2016	9,973.490000	10,674.300000	10,013.650000	10,310.390000
Jul-2016	10,274.690000	10,741.780000	10,436.720000	10,597.820000
Aug-2016	10,337.370000	10,729.500000	10,445.390000	10,598.260000
Sep-2016	10,376.650000	10,723.210000	10,500.870000	10,629.550000
Oct-2016	10,267.690000	10,641.190000	10,297.650000	10,473.600000
Nov-2016	10,162.960000	10,389.490000	10,445.720000	10,464.870000
Dec-2016	10,323.540000	10,404.140000	10,695.670000	10,621.020000
Jan-2017	10,518.650000	10,424.550000	10,953.810000	10,783.160000
Feb-2017	10,655.390000	10,494.620000	11,257.710000	10,991.640000
Mar-2017	10,773.670000	10,489.110000	11,377.630000	11,059.590000
Apr-2017	10,902.950000	10,570.060000	11,546.090000	11,191.980000
May-2017	11,073.040000	10,651.420000	11,790.340000	11,368.490000
Jun-2017	11,122.870000	10,640.700000	11,835.710000	11,390.160000
Jul-2017	11,206.290000	10,686.490000	12,118.960000	11,573.320000
Aug-2017	11,200.690000	10,782.340000	12,136.030000	11,624.630000
Sep-2017	11,342.930000	10,730.990000	12,408.410000	11,759.020000
Oct-2017	11,457.500000	10,737.200000	12,642.910000	11,895.080000
Nov-2017	11,518.220000	10,723.420000	12,916.860000	12,043.620000
Dec-2017	11,579.270000	10,772.640000	13,091.540000	12,163.450000
Jan-2018	11,857.170000	10,648.570000	13,782.770000	12,492.760000
Feb-2018	11,496.710000	10,547.630000	13,211.790000	12,134.860000
Mar-2018	11,479.470000	10,615.270000	12,923.820000	12,007.290000
Apr-2018	11,482.910000	10,536.320000	13,072.330000	12,054.360000
May-2018	11,508.180000	10,611.510000	13,154.240000	12,134.090000
Jun-2018	11,417.260000	10,598.460000	13,147.970000	12,124.650000
Jul-2018	11,594.230000	10,600.980000	13,558.630000	12,353.020000
Aug-2018	11,482.920000	10,669.200000	13,726.380000	12,476.520000
Sep-2018	11,512.780000	10,600.490000	13,802.820000	12,486.070000
Oct-2018	11,071.840000	10,516.720000	12,789.300000	11,896.500000
Nov-2018	11,081.800000	10,579.500000	12,934.590000	12,006
Dec-2018	10,744.920000	10,773.860000	11,951.070000	11,546.470000
Jan-2019	11,263.900000	10,888.270000	12,880.930000	12,134.550000
Feb-2019	11,459.890000	10,881.960000	13,268.260000	12,350.670000
Mar-2019	11,521.770000	11,090.920000	13,442.530000	12,542.860000
Apr-2019	11,664.640000	11,093.760000	13,919.190000	12,811
May-2019	11,310.040000	11,290.690000	13,116.040000	12,458.450000
Jun-2019	11,766.960000	11,432.480000	13,980.320000	13,013.600000
Jul-2019	11,709.300000	11,457.630000	14,049.570000	13,063.720000
Aug-2019	11,619.140000	11,754.510000	13,762.200000	13,038.800000
Sep-2019	11,763.220000	11,691.910000	14,055.070000	13,177.510000
Oct-2019	11,904.380000	11,727.130000	14,412.730000	13,394.580000
Nov-2019	11,955.570000	11,721.160000	14,814.130000	13,615.680000
Dec-2019	12,218.590000	11,712.990000	15,257.940000	13,856.630000
Jan-2020	11,962	11,938.400000	15,165.070000	13,912.690000
Feb-2020	11,381.840000	12,153.270000	13,883.240000	13,307.270000
Mar-2020	10,283.500000	12,081.750000	12,045.890000	12,219.270000
Apr-2020	10,984.830000	12,296.520000	13,361.830000	13,107.090000
May-2020	11,155.090000	12,353.770000	14,007.320000	13,511.400000
Jun-2020	11,316.840000	12,431.590000	14,377.830000	13,759.880000
Jul-2020	11,683.510000	12,617.280000	15,065.680000	14,237.070000
Aug-2020	11,872.780000	12,515.430000	16,072.290000	14,761.850000
Sep-2020	11,655.510000	12,508.570000	15,517.810000	14,453.050000
Oct-2020	11,410.740000	12,452.720000	15,041.800000	14,161.220000
Nov-2020	12,322.460000	12,574.910000	16,965.070000	15,303.210000
Dec-2020	12,699.530000	12,592.240000	17,684.330000	15,700.930000
Jan-2021	12,558.570000	12,501.950000	17,508.570000	15,562.270000
Feb-2021	12,625.130000	12,321.420000	17,957.220000	15,711.650000
Mar-2021	13,074.580000	12,167.560000	18,554.690000	15,946.830000
Apr-2021	13,473.350000	12,263.690000	19,418.230000	16,442.520000
May-2021	13,927.410000	12,303.750000	19,697.960000	16,606.120000
Jun-2021	13,803.450000	12,390.200000	19,991.550000	16,801.300000
Jul-2021	13,796.550000	12,528.740000	20,349.660000	17,057.020000
Aug-2021	13,723.430000	12,504.880000	20,856.130000	17,298.740000
Sep-2021	13,363.880000	12,396.620000	19,990.170000	16,807.880000
Oct-2021	13,747.420000	12,393.200000	21,122.420000	17,377.230000
Nov-2021	13,292.380000	12,429.860000	20,659.570000	17,169.320000
Dec-2021	13,833.380000	12,398.060000	21,542.560000	17,592.040000
Jan-2022	13,908.080000	12,130.950000	20,402.720000	16,881.950000
Feb-2022	13,837.150000	11,995.620000	19,886.710000	16,550.440000
Mar-2022	13,758.280000	11,662.360000	20,432.470000	16,639.040000
Apr-2022	13,385.430000	11,219.790000	18,735.080000	15,557.110000
May-2022	13,657.150000	11,292.130000	18,749.270000	15,604.310000
Jun-2022	12,789.920000	11,114.980000	17,125.170000	14,695.380000
Jul-2022	13,250.360000	11,386.570000	18,484.840000	15,539.070000
Aug-2022	12,752.150000	11,064.830000	17,712.030000	14,973.640000
Sep-2022	11,938.560000	10,586.760000	16,065.520000	13,879.690000
Oct-2022	12,516.390000	10,449.630000	17,219.240000	14,405.820000
Nov-2022	13,339.960000	10,833.930000	18,416.500000	15,218.720000
Dec-2022	13,238.580000	10,785.060000	17,634.400000	14,803.490000
Jan-2023	13,952.140000	11,116.850000	18,882.140000	15,614.110000
Feb-2023	13,536.370000	10,829.420000	18,428.240000	15,227.430000
Mar-2023	13,751.590000	11,104.510000	18,997.670000	15,664.470000
Apr-2023	14,032.130000	11,171.810000	19,330.690000	15,867.200000
May-2023	13,549.420000	11,050.170000	19,137.700000	15,703.040000
Jun-2023	13,923.380000	11,010.750000	20,295.110000	16,250.450000
Jul-2023	14,148.940000	11,003.080000	20,976.880000	16,573.460000
Aug-2023	13,881.530000	10,932.800000	20,475.830000	16,293.590000
Sep-2023	13,513.670000	10,654.980000	19,592.540000	15,706.240000
Oct-2023	13,224.480000	10,486.830000	19,024.040000	15,333.660000
Nov-2023	13,775.940000	10,961.740000	20,807.590000	16,473.960000
Dec-2023	14,209.880000	11,381.340000	21,829.120000	17,211.470000
Jan-2024	14,188.560000	11,350.090000	22,091.080000	17,316.490000
Feb-2024	14,174.370000	11,189.730000	23,027.690000	17,659.140000
Mar-2024	14,562.750000	11,293.060000	23,767.680000	18,064.850000
Apr-2024	14,395.280000	11,007.810000	22,884.840000	17,479.720000
May-2024	14,769.560000	11,194.430000	23,906.690000	18,066.560000
Jun-2024	14,596.750000	11,300.410000	24,393.140000	18,355.550000
Jul-2024	15,161.650000	11,564.350000	24,823.010000	18,721.120000
Aug-2024	15,651.370000	11,730.530000	25,479.090000	19,125.610000
Sep-2024	15,878.320000	11,887.600000	25,945.710000	19,438.200000
Oct-2024	15,577	11,593	25,431	19,014

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years. The results of this chart do not predict the results of future time periods and does not guarantee the same results.

Average Annual Returns

Class/Index Name	1 Year	5 Years	10 Years
Class C - without sales charge	17.79%	5.52%	4.53%
Class C - with sales charge	16.79%	5.52%	4.53%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
MSCI World Index	33.68%	12.03%	9.78%
Composite Index	24.00%	7.26%	6.64%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.334.2143 or visit https://www.firsteagle.com if you have questions about current performance.

Key Fund Statistics

  Net Assets$1,758,899,230
  Number of Portfolio Holdings289
  Portfolio Turnover Rate14.66%
  Net Investment Advisory Fees (net of waivers and reimbursements)$12,900,132

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	63.8%
Corporate Bonds	11.7%
U.S. Treasury Obligations	9.6%
Commodities	7.6%
Preferred Stocks	1.8%
Convertible Preferred Stocks	1.5%
Master Limited Partnerships	1.0%
Foreign Government Securities	0.9%
Asset-Backed Securities	0.2%
Municipal Bonds	0.2%
Loan Assignments	0.1%
Short-Term Investments	1.6%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Gold bullion (Precious Metal)	7.5%
Unilever plc (Personal Care Products, United Kingdom)	3.0%
Philip Morris International, Inc. (Tobacco, United States)	3.0%
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels, United States)	2.6%
British American Tobacco plc (Tobacco, United Kingdom)	2.4%
Nestle SA (Registered) (Food Products, Switzerland)	2.1%
KT&G Corp. (Tobacco, South Korea)	1.9%
Jardine Matheson Holdings Ltd. (Industrial Conglomerates, Hong Kong)	1.7%
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods, Switzerland)	1.4%
Power Corp. of Canada (Insurance, Canada)	1.4%
Total	27.0%

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	1.6%
OthersFootnote Reference3	7.1%
Information Technology	4.3%
Real Estate	4.6%
Materials	5.0%
Energy	7.3%
Commodities	7.6%
Industrials	7.6%
Health Care	7.8%
U.S. Treasury Obligations	9.6%
Financials	13.9%
Consumer Staples	23.6%

Asset Allocation by CountryFootnote Reference4

Based on total investments in the portfolio

United States	55.4%
United Kingdom	9.9%
Canada	5.1%
Switzerland	4.6%
Mexico	3.3%
Hong Kong	3.2%
South Korea	3.1%
Japan	2.7%
Brazil	1.9%
France	1.6%
OthersFootnote Reference5	7.6%
Short-Term Investments	1.6%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (1.6% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (9.6% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.
Footnote[3]	Includes additional sectors outside the top 10 listed above.
Footnote[4]	Country allocations reflect country of risk not currency of issue. Bonds of non-U.S. issuers may be U.S. dollar denominated.
Footnote[5]	Includes additional countries outside the top 10 listed above.

First Eagle Global Income Builder Fund

October 31, 2024

Annual Shareholder Report

Class C | FEBCX

First Eagle Investments

For more information, please scan the QR code to navigate to tailored shareholder reports and financial statements and other Information. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

October 31, 2024

Annual Shareholder Report

Class I | FEBIX

This Annual Shareholder Report contains important information about the Class I shares of the Fund for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Global Income Builder Fund

What Were the Fund's Costs for the Year?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class I	$105	0.96%

How Did the Fund Perform Last Year?

The NAV of First Eagle Global Income Builder Fund Class I Shares increased 19.06% in the 12-month period ended October 31, 2024. The MSCI World Index increased 33.68%, the Bloomberg U.S. Aggregate Bond Index was up 10.55% and the composite index1increased 24.00% over the same time period.

• Our equity and bond holdings both contributed to performance, while gold and gold-related equities also were a contributor.

• All geographic regions contributed to performance. North America and developed Europe were the leading equity contributors; while developed Europe excluding Japan and Japan were the worst performing regions.

• All equity sectors contributed to performance. Consumer staples and financials were the largest contributors, while utilities and communication services were the worst performing sectors.

• Gold bullion was the leading contributor to performance. Our equity holding in Nestle SA (Registered) was the largest detractor.

1 The composite index consists of 60% of the MSCI World Index and 40% of the Bloomberg U.S. Aggregate Bond Index.

Total Return Based on a $1,000,000 Investment

First Eagle Global Income Builder Fund (Class I) | $1,722,497
Bloomberg U.S. Aggregate Bond Index | $1,159,280
MSCI World Index | $2,543,103
Composite Index | $1,901,403
$3,000,000
$2,000,000
$1,000,000
$0
Oct-2014
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024

	First Eagle Global Income Builder Fund (Class I) | $1,722,497	Bloomberg U.S. Aggregate Bond Index | $1,159,280	MSCI World Index | $2,543,103	Composite Index | $1,901,403
Oct-2014	1,000,000	1,000,000	1,000,000	1,000,000
Nov-2014	1,004,100	1,007,093.990000	1,020,040.930000	1,014,862.150000
Dec-2014	976,186.020000	1,008,035.880000	1,003,592.650000	1,005,422.960000
Jan-2015	984,385.980000	1,029,173.600000	985,407.900000	1,002,925.370000
Feb-2015	1,015,984.770000	1,019,496.910000	1,043,141.600000	1,034,409.430000
Mar-2015	999,424.220000	1,024,230.990000	1,026,812.730000	1,026,615.450000
Apr-2015	1,023,910.110000	1,020,555.920000	1,050,894.140000	1,039,588.080000
May-2015	1,025,548.370000	1,018,098.110000	1,054,514.170000	1,040,735.270000
Jun-2015	1,005,550.180000	1,006,997.170000	1,029,994.290000	1,021,676.470000
Jul-2015	1,000,421.870000	1,013,996.950000	1,048,482.690000	1,035,520.650000
Aug-2015	970,409.220000	1,012,540.820000	979,099.770000	993,810.740000
Sep-2015	945,663.780000	1,019,389.910000	942,986.340000	974,506.080000
Oct-2015	987,934.950000	1,019,559.190000	1,017,712.460000	1,020,905.130000
Nov-2015	979,241.120000	1,016,865.760000	1,012,648.690000	1,016,778.540000
Dec-2015	955,445.560000	1,013,579.630000	994,848.970000	1,004,740.810000
Jan-2016	926,954.660000	1,027,527.660000	935,332.940000	974,206.690000
Feb-2016	932,449.270000	1,034,816.800000	928,371.650000	972,620.680000
Mar-2016	986,291.690000	1,044,311.240000	991,370.080000	1,015,790.880000
Apr-2016	1,018,712.080000	1,048,319.750000	1,007,056.990000	1,026,994.490000
May-2016	1,012,520.450000	1,048,588.640000	1,012,713.250000	1,030,560.800000
Jun-2016	1,014,312.110000	1,067,429.510000	1,001,365.380000	1,031,038.870000
Jul-2016	1,045,816.640000	1,074,178.010000	1,043,671.510000	1,059,782.110000
Aug-2016	1,052,148.020000	1,072,949.670000	1,044,538.900000	1,059,825.830000
Sep-2016	1,056,977.380000	1,072,321.060000	1,050,087.410000	1,062,955.290000
Oct-2016	1,046,724.700000	1,064,118.980000	1,029,765.180000	1,047,360.360000
Nov-2016	1,036,990.160000	1,038,948.610000	1,044,572.200000	1,046,486.780000
Dec-2016	1,054,307.890000	1,040,413.930000	1,069,567.120000	1,062,101.600000
Jan-2017	1,076,132.070000	1,042,455.370000	1,095,381.290000	1,078,315.590000
Feb-2017	1,090,014.170000	1,049,461.730000	1,125,770.920000	1,099,164.250000
Mar-2017	1,104,075.350000	1,048,911.390000	1,137,762.520000	1,105,958.600000
Apr-2017	1,117,324.260000	1,057,005.870000	1,154,609.230000	1,119,197.960000
May-2017	1,136,653.970000	1,065,141.800000	1,179,034.400000	1,136,849.450000
Jun-2017	1,141,768.910000	1,064,069.770000	1,183,570.740000	1,139,016.190000
Jul-2017	1,151,245.590000	1,068,648.640000	1,211,896.470000	1,157,332.400000
Aug-2017	1,152,627.080000	1,078,234.170000	1,213,603.030000	1,162,462.630000
Sep-2017	1,168,187.550000	1,073,098.670000	1,240,841.420000	1,175,902.320000
Oct-2017	1,179,869.430000	1,073,720.340000	1,264,291.420000	1,189,508.460000
Nov-2017	1,188,010.530000	1,072,342.100000	1,291,685.500000	1,204,361.940000
Dec-2017	1,194,306.980000	1,077,263.670000	1,309,153.590000	1,216,345.240000
Jan-2018	1,225,120.100000	1,064,856.980000	1,378,277.170000	1,249,275.820000
Feb-2018	1,188,734.030000	1,054,762.710000	1,321,178.620000	1,213,486.220000
Mar-2018	1,186,950.930000	1,061,526.900000	1,292,381.630000	1,200,729.240000
Apr-2018	1,188,256.580000	1,053,631.830000	1,307,232.610000	1,205,435.760000
May-2018	1,191,940.170000	1,061,151.430000	1,315,424.290000	1,213,409.230000
Jun-2018	1,184,430.950000	1,059,846.270000	1,314,796.820000	1,212,464.970000
Jul-2018	1,203,737.180000	1,060,098.330000	1,355,862.580000	1,235,302.060000
Aug-2018	1,192,181.300000	1,066,919.560000	1,372,638.460000	1,247,652.020000
Sep-2018	1,196,234.720000	1,060,049.090000	1,380,281.500000	1,248,606.560000
Oct-2018	1,152,332.900000	1,051,672.150000	1,278,930.350000	1,189,650.230000
Nov-2018	1,154,291.870000	1,057,950.170000	1,293,458.880000	1,200,599.500000
Dec-2018	1,120,240.260000	1,077,386.110000	1,195,106.870000	1,154,647.430000
Jan-2019	1,174,235.840000	1,088,827.360000	1,288,093.100000	1,213,455.070000
Feb-2019	1,195,489.510000	1,088,196.430000	1,326,825.840000	1,235,066.850000
Mar-2019	1,202,901.540000	1,109,091.890000	1,344,252.990000	1,254,286.280000
Apr-2019	1,219,862.450000	1,109,375.810000	1,391,919.280000	1,281,100.390000
May-2019	1,183,876.510000	1,129,068.970000	1,311,604.340000	1,245,844.650000
Jun-2019	1,232,533.830000	1,143,248.010000	1,398,032.370000	1,301,359.750000
Jul-2019	1,226,494.420000	1,145,762.690000	1,404,957.310000	1,306,372.380000
Aug-2019	1,219,258.100000	1,175,451.340000	1,376,219.560000	1,303,879.760000
Sep-2019	1,235,474.230000	1,169,190.960000	1,405,506.850000	1,317,750.710000
Oct-2019	1,251,041.210000	1,172,712.680000	1,441,273.460000	1,339,458.450000
Nov-2019	1,257,546.620000	1,172,115.590000	1,481,413.160000	1,361,568.130000
Dec-2019	1,286,470.200000	1,171,298.630000	1,525,793.690000	1,385,662.650000
Jan-2020	1,259,454.320000	1,193,839.740000	1,516,506.700000	1,391,268.790000
Feb-2020	1,200,385.910000	1,215,327.140000	1,388,323.600000	1,330,726.720000
Mar-2020	1,084,668.710000	1,208,175.170000	1,204,589.060000	1,221,927.080000
Apr-2020	1,160,595.520000	1,229,651.880000	1,336,183.490000	1,310,708.660000
May-2020	1,179,513.230000	1,235,377.020000	1,400,732.060000	1,351,140.430000
Jun-2020	1,196,498.220000	1,243,158.890000	1,437,782.890000	1,375,988.310000
Jul-2020	1,236,221.960000	1,261,727.970000	1,506,568.380000	1,423,707.060000
Aug-2020	1,258,350.330000	1,251,543.490000	1,607,228.790000	1,476,184.730000
Sep-2020	1,236,580.870000	1,250,857.400000	1,551,780.800000	1,445,304.780000
Oct-2020	1,211,601.940000	1,245,272.050000	1,504,179.890000	1,416,122.490000
Nov-2020	1,309,135.900000	1,257,490.960000	1,696,506.620000	1,530,321.170000
Dec-2020	1,349,719.110000	1,259,223.740000	1,768,432.920000	1,570,093.020000
Jan-2021	1,336,491.860000	1,250,195.260000	1,750,857.040000	1,556,227.280000
Feb-2021	1,344,911.760000	1,232,141.810000	1,795,721.650000	1,571,164.600000
Mar-2021	1,392,925.110000	1,216,756.490000	1,855,469.100000	1,594,682.750000
Apr-2021	1,437,777.300000	1,226,368.740000	1,941,822.840000	1,644,251.910000
May-2021	1,486,230.390000	1,230,375.460000	1,969,795.650000	1,660,612.420000
Jun-2021	1,474,489.170000	1,239,020.040000	1,999,155.130000	1,680,130.070000
Jul-2021	1,475,816.210000	1,252,873.640000	2,034,965.660000	1,705,701.880000
Aug-2021	1,469,470.200000	1,250,488.200000	2,085,612.620000	1,729,874.110000
Sep-2021	1,430,382.300000	1,239,661.630000	1,999,016.870000	1,680,788.120000
Oct-2021	1,473,722.880000	1,239,319.760000	2,112,242.200000	1,737,723.130000
Nov-2021	1,426,121.630000	1,242,986.380000	2,065,956.720000	1,716,932.400000
Dec-2021	1,486,018.740000	1,239,805.860000	2,154,256.090000	1,759,204.310000
Jan-2022	1,494,637.650000	1,213,095.320000	2,040,272.450000	1,688,195.450000
Feb-2022	1,487,463.390000	1,199,561.720000	1,988,671.480000	1,655,043.960000
Mar-2022	1,481,662.280000	1,166,235.700000	2,043,247.310000	1,663,903.880000
Apr-2022	1,442,250.060000	1,121,979.340000	1,873,507.930000	1,555,711.490000
May-2022	1,472,969.990000	1,129,213.490000	1,874,926.840000	1,560,430.710000
Jun-2022	1,380,762.070000	1,111,498.310000	1,712,516.930000	1,469,538.080000
Jul-2022	1,430,883.730000	1,138,657.370000	1,848,484.450000	1,553,906.670000
Aug-2022	1,379,228.830000	1,106,482.790000	1,771,203.380000	1,497,364.170000
Sep-2022	1,291,371.950000	1,058,675.630000	1,606,552.490000	1,387,968.980000
Oct-2022	1,355,940.550000	1,044,963.290000	1,721,923.720000	1,440,582.460000
Nov-2022	1,446,110.600000	1,083,392.540000	1,841,649.810000	1,521,872.410000
Dec-2022	1,436,277.040000	1,078,505.560000	1,763,439.920000	1,480,348.580000
Jan-2023	1,514,410.520000	1,111,684.770000	1,888,213.980000	1,561,411.370000
Feb-2023	1,471,401.260000	1,082,941.720000	1,842,824.130000	1,522,742.610000
Mar-2023	1,496,120.800000	1,110,451.140000	1,899,766.830000	1,566,446.550000
Apr-2023	1,528,137.780000	1,117,181.250000	1,933,068.960000	1,586,719.560000
May-2023	1,476,028.290000	1,105,016.630000	1,913,770.320000	1,570,304.120000
Jun-2023	1,518,242.690000	1,101,075.450000	2,029,510.920000	1,625,044.950000
Jul-2023	1,544,204.640000	1,100,307.930000	2,097,687.790000	1,657,345.700000
Aug-2023	1,517,026.640000	1,093,279.910000	2,047,583	1,629,359.160000
Sep-2023	1,477,432.250000	1,065,497.770000	1,959,253.580000	1,570,624.470000
Oct-2023	1,446,553.910000	1,048,682.970000	1,902,404.200000	1,533,366.160000
Nov-2023	1,508,900.390000	1,096,173.920000	2,080,758.540000	1,647,396.100000
Dec-2023	1,557,185.200000	1,138,134.360000	2,182,911.810000	1,721,146.970000
Jan-2024	1,556,873.760000	1,135,008.880000	2,209,107.800000	1,731,649.110000
Feb-2024	1,556,718.070000	1,118,973.200000	2,302,768.820000	1,765,913.780000
Mar-2024	1,599,994.840000	1,129,305.700000	2,376,767.870000	1,806,484.690000
Apr-2024	1,582,714.890000	1,100,781.140000	2,288,483.530000	1,747,972.250000
May-2024	1,625,606.470000	1,119,442.970000	2,390,668.870000	1,806,656.040000
Jun-2024	1,608,862.720000	1,130,041.050000	2,439,313.960000	1,835,554.690000
Jul-2024	1,671,930.140000	1,156,435.440000	2,482,300.590000	1,872,112.080000
Aug-2024	1,726,769.450000	1,173,053.280000	2,547,909.010000	1,912,561.390000
Sep-2024	1,753,534.370000	1,188,759.700000	2,594,571.250000	1,943,820.490000
Oct-2024	1,722,497	1,159,280	2,543,103	1,901,403

The above chart represents historical performance of a hypothetical $1,000,000 investment over the past 10 years. The results of this chart do not predict the results of future time periods and does not guarantee the same results.

Average Annual Returns

Class/Index Name	1 Year	5 Years	10 Years
Class I	19.06%	6.61%	5.60%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
MSCI World Index	33.68%	12.03%	9.78%
Composite Index	24.00%	7.26%	6.64%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.334.2143 or visit https://www.firsteagle.com if you have questions about current performance.

Key Fund Statistics

  Net Assets$1,758,899,230
  Number of Portfolio Holdings289
  Portfolio Turnover Rate14.66%
  Net Investment Advisory Fees (net of waivers and reimbursements)$12,900,132

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	63.8%
Corporate Bonds	11.7%
U.S. Treasury Obligations	9.6%
Commodities	7.6%
Preferred Stocks	1.8%
Convertible Preferred Stocks	1.5%
Master Limited Partnerships	1.0%
Foreign Government Securities	0.9%
Asset-Backed Securities	0.2%
Municipal Bonds	0.2%
Loan Assignments	0.1%
Short-Term Investments	1.6%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Gold bullion (Precious Metal)	7.5%
Unilever plc (Personal Care Products, United Kingdom)	3.0%
Philip Morris International, Inc. (Tobacco, United States)	3.0%
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels, United States)	2.6%
British American Tobacco plc (Tobacco, United Kingdom)	2.4%
Nestle SA (Registered) (Food Products, Switzerland)	2.1%
KT&G Corp. (Tobacco, South Korea)	1.9%
Jardine Matheson Holdings Ltd. (Industrial Conglomerates, Hong Kong)	1.7%
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods, Switzerland)	1.4%
Power Corp. of Canada (Insurance, Canada)	1.4%
Total	27.0%

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	1.6%
OthersFootnote Reference3	7.1%
Information Technology	4.3%
Real Estate	4.6%
Materials	5.0%
Energy	7.3%
Commodities	7.6%
Industrials	7.6%
Health Care	7.8%
U.S. Treasury Obligations	9.6%
Financials	13.9%
Consumer Staples	23.6%

Asset Allocation by CountryFootnote Reference4

Based on total investments in the portfolio

United States	55.4%
United Kingdom	9.9%
Canada	5.1%
Switzerland	4.6%
Mexico	3.3%
Hong Kong	3.2%
South Korea	3.1%
Japan	2.7%
Brazil	1.9%
France	1.6%
OthersFootnote Reference5	7.6%
Short-Term Investments	1.6%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (1.6% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (9.6% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.
Footnote[3]	Includes additional sectors outside the top 10 listed above.
Footnote[4]	Country allocations reflect country of risk not currency of issue. Bonds of non-U.S. issuers may be U.S. dollar denominated.
Footnote[5]	Includes additional countries outside the top 10 listed above.

First Eagle Global Income Builder Fund

October 31, 2024

Annual Shareholder Report

Class I | FEBIX

First Eagle Investments

For more information, please scan the QR code to navigate to tailored shareholder reports and financial statements and other Information. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

October 31, 2024

Annual Shareholder Report

Class R6 | FEBRX

This Annual Shareholder Report contains important information about the Class R6 shares of the Fund for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Global Income Builder Fund

What Were the Fund's Costs for the Year?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class R6	$97	0.89%

How Did the Fund Perform Last Year?

The NAV of First Eagle Global Income Builder Fund Class R6 Shares increased 19.18% in the 12-month period ended October 31, 2024. The MSCI World Index increased 33.68%, the Bloomberg U.S. Aggregate Bond Index was up 10.55% and the composite index1increased 24.00% over the same time period.

• Our equity and bond holdings both contributed to performance, while gold and gold-related equities also were a contributor.

• All geographic regions contributed to performance. North America and developed Europe were the leading equity contributors; while developed Europe excluding Japan and Japan were the worst performing regions.

• All equity sectors contributed to performance. Consumer staples and financials were the largest contributors, while utilities and communication services were the worst performing sectors.

• Gold bullion was the leading contributor to performance. Our equity holding in Nestle SA (Registered) was the largest detractor.

1 The composite index consists of 60% of the MSCI World Index and 40% of the Bloomberg U.S. Aggregate Bond Index.

Total Return Based on a $10,000 Investment

First Eagle Global Income Builder Fund (Class R6) | $15,795
Bloomberg U.S. Aggregate Bond Index | $11,046
MSCI World Index | $22,590
Composite Index | $17,299
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Mar-2017
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024

	First Eagle Global Income Builder Fund (Class R6) | $15,795	Bloomberg U.S. Aggregate Bond Index | $11,046	MSCI World Index | $22,590	Composite Index | $17,299
Mar-2017	10,074	9,994.760000	10,106.520000	10,061.810000
Apr-2017	10,203.950000	10,071.890000	10,256.170000	10,182.260000
May-2017	10,372.320000	10,149.410000	10,473.130000	10,342.850000
Jun-2017	10,428.330000	10,139.200000	10,513.420000	10,362.570000
Jul-2017	10,514.890000	10,182.830000	10,765.040000	10,529.200000
Aug-2017	10,519.090000	10,274.160000	10,780.200000	10,575.880000
Sep-2017	10,661.100000	10,225.230000	11,022.150000	10,698.150000
Oct-2017	10,768.780000	10,231.150000	11,230.450000	10,821.940000
Nov-2017	10,844.160000	10,218.020000	11,473.790000	10,957.070000
Dec-2017	10,911.390000	10,264.920000	11,628.950000	11,066.090000
Jan-2018	11,184.180000	10,146.700000	12,242.960000	11,365.690000
Feb-2018	10,852.010000	10,050.510000	11,735.770000	11,040.080000
Mar-2018	10,845.500000	10,114.970000	11,479.970000	10,924.020000
Apr-2018	10,848.750000	10,039.740000	11,611.890000	10,966.840000
May-2018	10,892.140000	10,111.390000	11,684.650000	11,039.380000
Jun-2018	10,814.810000	10,098.950000	11,679.080000	11,030.790000
Jul-2018	10,992.170000	10,101.350000	12,043.860000	11,238.560000
Aug-2018	10,896.540000	10,166.350000	12,192.880000	11,350.920000
Sep-2018	10,924.870000	10,100.880000	12,260.770000	11,359.600000
Oct-2018	10,523.930000	10,021.060000	11,360.480000	10,823.230000
Nov-2018	10,542.870000	10,080.880000	11,489.540000	10,922.840000
Dec-2018	10,231.860000	10,266.080000	10,615.900000	10,504.780000
Jan-2019	10,726.060000	10,375.100000	11,441.880000	11,039.800000
Feb-2019	10,929.850000	10,369.090000	11,785.930000	11,236.420000
Mar-2019	10,988.870000	10,568.200000	11,940.730000	11,411.270000
Apr-2019	11,144.910000	10,570.900000	12,364.140000	11,655.220000
May-2019	10,816.140000	10,758.550000	11,650.720000	11,334.470000
Jun-2019	11,261.760000	10,893.660000	12,418.440000	11,839.540000
Jul-2019	11,215.590000	10,917.620000	12,479.960000	11,885.140000
Aug-2019	11,140.450000	11,200.520000	12,224.690000	11,862.470000
Sep-2019	11,289.730000	11,140.860000	12,484.840000	11,988.660000
Oct-2019	11,431.980000	11,174.420000	12,802.550000	12,186.150000
Nov-2019	11,490.280000	11,168.730000	13,159.100000	12,387.300000
Dec-2019	11,755.710000	11,160.950000	13,553.320000	12,606.510000
Jan-2020	11,518.240000	11,375.730000	13,470.830000	12,657.510000
Feb-2020	10,968.820000	11,580.480000	12,332.200000	12,106.710000
Mar-2020	9,910.330000	11,512.330000	10,700.130000	11,116.870000
Apr-2020	10,604.050000	11,716.980000	11,869.050000	11,924.590000
May-2020	10,776.900000	11,771.530000	12,442.430000	12,292.430000
Jun-2020	10,942.860000	11,845.680000	12,771.540000	12,518.500000
Jul-2020	11,297.410000	12,022.620000	13,382.550000	12,952.630000
Aug-2020	11,499.640000	11,925.580000	14,276.690000	13,430.070000
Sep-2020	11,301.840000	11,919.040000	13,784.160000	13,149.120000
Oct-2020	11,073.550000	11,865.820000	13,361.330000	12,883.630000
Nov-2020	11,966.070000	11,982.250000	15,069.730000	13,922.590000
Dec-2020	12,346.590000	11,998.760000	15,708.640000	14,284.430000
Jan-2021	12,215.720000	11,912.730000	15,552.520000	14,158.280000
Feb-2021	12,292.680000	11,740.700000	15,951.040000	14,294.170000
Mar-2021	12,732.760000	11,594.100000	16,481.760000	14,508.140000
Apr-2021	13,142.750000	11,685.690000	17,248.830000	14,959.110000
May-2021	13,596.180000	11,723.870000	17,497.300000	15,107.960000
Jun-2021	13,479.250000	11,806.240000	17,758.100000	15,285.520000
Jul-2021	13,492.730000	11,938.250000	18,076.200000	15,518.170000
Aug-2021	13,436.060000	11,915.520000	18,526.080000	15,738.090000
Sep-2021	13,081.350000	11,812.360000	17,756.870000	15,291.510000
Oct-2021	13,477.710000	11,809.100000	18,762.630000	15,809.490000
Nov-2021	13,043.730000	11,844.040000	18,351.480000	15,620.340000
Dec-2021	13,594.180000	11,813.730000	19,135.830000	16,004.930000
Jan-2022	13,674.380000	11,559.210000	18,123.340000	15,358.900000
Feb-2022	13,610.110000	11,430.260000	17,664.970000	15,057.290000
Mar-2022	13,558.390000	11,112.700000	18,149.760000	15,137.900000
Apr-2022	13,199.100000	10,691	16,642	14,153.590000
May-2022	13,481.560000	10,759.930000	16,654.600000	14,196.520000
Jun-2022	12,636.260000	10,591.130000	15,211.950000	13,369.590000
Jul-2022	13,107.600000	10,849.920000	16,419.720000	14,137.170000
Aug-2022	12,623.930000	10,543.340000	15,733.250000	13,622.750000
Sep-2022	11,829.880000	10,087.800000	14,270.690000	12,627.490000
Oct-2022	12,422.560000	9,957.140000	15,295.510000	13,106.160000
Nov-2022	13,239.960000	10,323.320000	16,359.010000	13,845.720000
Dec-2022	13,151.250000	10,276.750000	15,664.290000	13,467.950000
Jan-2023	13,869.310000	10,592.900000	16,772.630000	14,205.440000
Feb-2023	13,475.420000	10,319.020000	16,369.440000	13,853.640000
Mar-2023	13,703.160000	10,581.150000	16,875.250000	14,251.250000
Apr-2023	13,996.410000	10,645.280000	17,171.070000	14,435.690000
May-2023	13,519.130000	10,529.370000	16,999.640000	14,286.350000
Jun-2023	13,908.480000	10,491.810000	18,027.740000	14,784.370000
Jul-2023	14,147.710000	10,484.500000	18,633.340000	15,078.240000
Aug-2023	13,898.710000	10,417.530000	18,188.270000	14,823.620000
Sep-2023	13,535.950000	10,152.800000	17,403.660000	14,289.260000
Oct-2023	13,254.400000	9,992.580000	16,898.680000	13,950.290000
Nov-2023	13,826.990000	10,445.110000	18,482.970000	14,987.720000
Dec-2023	14,270.840000	10,844.930000	19,390.370000	15,658.690000
Jan-2024	14,269.410000	10,815.150000	19,623.070000	15,754.230000
Feb-2024	14,267.980000	10,662.350000	20,455.040000	16,065.970000
Mar-2024	14,666.060000	10,760.810000	21,112.360000	16,435.080000
Apr-2024	14,507.670000	10,489.010000	20,328.150000	15,902.740000
May-2024	14,902.280000	10,666.830000	21,235.840000	16,436.630000
Jun-2024	14,750.270000	10,767.820000	21,667.940000	16,699.550000
Jul-2024	15,329.960000	11,019.320000	22,049.780000	17,032.140000
Aug-2024	15,834.310000	11,177.670000	22,632.570000	17,400.140000
Sep-2024	16,079.750000	11,327.330000	23,047.060000	17,684.530000
Oct-2024	15,795	11,046	22,590	17,299

The above chart represents historical performance of a hypothetical $10,000 investment since inception. The results of this chart do not predict the results of future time periods and does not guarantee the same results.

Average Annual Returns

Class/Index Name	1 Year	5 Years	Since Inception (3/1/17)
Class R6	19.18%	6.67%	6.14%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.38%
MSCI World Index	33.68%	12.03%	11.03%
Composite Index	24.00%	7.26%	7.42%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.334.2143 or visit https://www.firsteagle.com if you have questions about current performance.

Key Fund Statistics

  Net Assets$1,758,899,230
  Number of Portfolio Holdings289
  Portfolio Turnover Rate14.66%
  Net Investment Advisory Fees (net of waivers and reimbursements)$12,900,132

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	63.8%
Corporate Bonds	11.7%
U.S. Treasury Obligations	9.6%
Commodities	7.6%
Preferred Stocks	1.8%
Convertible Preferred Stocks	1.5%
Master Limited Partnerships	1.0%
Foreign Government Securities	0.9%
Asset-Backed Securities	0.2%
Municipal Bonds	0.2%
Loan Assignments	0.1%
Short-Term Investments	1.6%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Gold bullion (Precious Metal)	7.5%
Unilever plc (Personal Care Products, United Kingdom)	3.0%
Philip Morris International, Inc. (Tobacco, United States)	3.0%
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels, United States)	2.6%
British American Tobacco plc (Tobacco, United Kingdom)	2.4%
Nestle SA (Registered) (Food Products, Switzerland)	2.1%
KT&G Corp. (Tobacco, South Korea)	1.9%
Jardine Matheson Holdings Ltd. (Industrial Conglomerates, Hong Kong)	1.7%
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods, Switzerland)	1.4%
Power Corp. of Canada (Insurance, Canada)	1.4%
Total	27.0%

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	1.6%
OthersFootnote Reference3	7.1%
Information Technology	4.3%
Real Estate	4.6%
Materials	5.0%
Energy	7.3%
Commodities	7.6%
Industrials	7.6%
Health Care	7.8%
U.S. Treasury Obligations	9.6%
Financials	13.9%
Consumer Staples	23.6%

Asset Allocation by CountryFootnote Reference4

Based on total investments in the portfolio

United States	55.4%
United Kingdom	9.9%
Canada	5.1%
Switzerland	4.6%
Mexico	3.3%
Hong Kong	3.2%
South Korea	3.1%
Japan	2.7%
Brazil	1.9%
France	1.6%
OthersFootnote Reference5	7.6%
Short-Term Investments	1.6%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (1.6% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (9.6% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.
Footnote[3]	Includes additional sectors outside the top 10 listed above.
Footnote[4]	Country allocations reflect country of risk not currency of issue. Bonds of non-U.S. issuers may be U.S. dollar denominated.
Footnote[5]	Includes additional countries outside the top 10 listed above.

First Eagle Global Income Builder Fund

October 31, 2024

Annual Shareholder Report

Class R6 | FEBRX

First Eagle Investments

For more information, please scan the QR code to navigate to tailored shareholder reports and financial statements and other Information. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

October 31, 2024

Annual Shareholder Report

Class A | FEFAX

This Annual Shareholder Report contains important information about the Class A shares of the Fund for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Rising Dividend Fund

What Were the Fund's Costs for the Year?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class A	$105	0.90%

How Did the Fund Perform Last Year?

The NAV of First Eagle Rising Dividend Fund Class A Shares1 increased 32.95% in the 12-month period ended October 31, 2024. The S&P 500 Index increased 38.02% for the same period.

• All geographic regions contributed to performance. North America was the leading contributor, while emerging markets was the worst performing region.

• All equity sectors contributed to performance. Information technology and communication services were the largest contributors, while materials and real estate were the worst performing sectors.

• Oracle Corp. was the leading contributor to performance. Elevance Health, Inc. was the largest detractor.

1 Reflects performance for Class A shares without the effect of sales charges and assumes all distributions have been reinvested; if sales charges were included, values would be lower.

Total Return Based on a $10,000 Investment

First Eagle Rising Dividend Fund (Class A) | $16,850
S&P 500 Index | $17,737
$20,000
$15,000
$10,000
$5,000
$0
Oct-2014
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024

	First Eagle Rising Dividend Fund (Class A) | $16,850	S&P 500 Index | $17,737
Oct-2014	10,000	10,000
Nov-2014	9,812.550000	10,329
Dec-2014	9,886.140000	10,406.470000
Jan-2015	9,548.040000	10,050.570000
Feb-2015	10,194.440000	10,730.990000
Mar-2015	9,959.970000	10,484.180000
Apr-2015	10,060.560000	10,590.070000
May-2015	10,332.200000	10,876
Jun-2015	10,034.630000	10,562.770000
Jul-2015	10,334.670000	10,878.600000
Aug-2015	9,786.930000	10,302.030000
Sep-2015	9,052.910000	9,529.380000
Oct-2015	9,518.230000	10,019.190000
Nov-2015	9,645.770000	10,153.450000
Dec-2015	9,536.780000	10,038.710000
Jan-2016	8,724.240000	9,183.410000
Feb-2016	8,814.100000	9,278
Mar-2016	9,238.060000	9,724.280000
Apr-2016	9,087.480000	9,565.770000
May-2016	9,133.830000	9,614.560000
Jun-2016	8,870.770000	9,337.660000
Jul-2016	9,333.830000	9,825.080000
Aug-2016	9,443.030000	9,940.040000
Sep-2016	9,476.080000	9,974.830000
Oct-2016	9,013.650000	9,488.050000
Nov-2016	9,352.560000	9,844.800000
Dec-2016	9,348.820000	9,840.870000
Jan-2017	9,669.490000	10,178.410000
Feb-2017	10,052.390000	10,581.460000
Mar-2017	10,332.850000	10,876.680000
Apr-2017	10,163.390000	10,698.300000
May-2017	10,291.450000	10,833.100000
Jun-2017	10,385.100000	10,931.680000
Jul-2017	10,417.290000	10,965.570000
Aug-2017	11,006.910000	11,586.220000
Oct-2017	11,137.900000	11,724.100000
Nov-2017	11,216.970000	11,807.340000
Dec-2017	11,386.350000	11,985.630000
Jan-2018	11,747.300000	12,365.580000
Feb-2018	11,310.300000	11,905.580000
Mar-2018	11,049.030000	11,630.560000
Apr-2018	11,013.670000	11,593.340000
May-2018	11,348.490000	11,945.780000
Jun-2018	11,143.080000	11,729.560000
Jul-2018	11,204.370000	11,794.070000
Aug-2018	11,259.270000	11,851.860000
Sep-2018	11,068.990000	11,651.570000
Oct-2018	9,820.410000	10,337.270000
Nov-2018	9,868.530000	10,387.920000
Dec-2018	8,671.470000	9,127.870000
Jan-2019	9,773.620000	10,288.020000
Feb-2019	10,296.510000	10,838.430000
Mar-2019	10,288.270000	10,829.760000
Apr-2019	10,483.750000	11,035.520000
May-2019	9,673.350000	10,182.480000
Jun-2019	10,504.290000	11,057.150000
Jul-2019	10,756.400000	11,322.520000
Aug-2019	10,436.930000	10,986.240000
Sep-2019	10,604.970000	11,163.120000
Oct-2019	10,564.670000	11,120.700000
Nov-2019	10,948.170000	11,524.390000
Dec-2019	11,126.620000	11,712.230000
Jan-2020	11,062.090000	11,644.300000
Feb-2020	10,594.160000	11,151.750000
Mar-2020	8,486.980000	8,933.670000
Apr-2020	9,369.630000	9,862.770000
May-2020	9,881.210000	10,401.270000
Jun-2020	10,066.980000	10,596.820000
Jul-2020	10,513.950000	11,067.320000
Aug-2020	10,711.610000	11,275.380000
Sep-2020	10,606.640000	11,164.880000
Oct-2020	10,413.600000	10,961.680000
Nov-2020	11,461.210000	12,064.430000
Dec-2020	11,956.330000	12,585.610000
Jan-2021	11,622.750000	12,234.470000
Feb-2021	11,931.910000	12,559.910000
Mar-2021	12,503.450000	13,161.530000
Apr-2021	13,241.160000	13,938.060000
May-2021	13,398.730000	14,103.920000
Jun-2021	13,594.350000	14,309.840000
Jul-2021	13,976.350000	14,711.950000
Aug-2021	14,185.990000	14,932.620000
Sep-2021	13,479.530000	14,188.980000
Oct-2021	14,222.250000	14,970.790000
Nov-2021	13,916.470000	14,648.920000
Dec-2021	14,381.280000	15,138.190000
Jan-2022	13,570.180000	14,284.400000
Feb-2022	12,671.830000	13,338.770000
Mar-2022	13,011.440000	13,696.250000
Apr-2022	12,079.820000	12,715.600000
May-2022	12,129.350000	12,767.730000
Jun-2022	11,254.820000	11,847.180000
Jul-2022	12,101.180000	12,738.090000
Aug-2022	11,637.710000	12,250.220000
Sep-2022	10,457.650000	11,008.050000
Oct-2022	11,102.880000	11,687.240000
Nov-2022	12,027.750000	12,660.790000
Dec-2022	11,605.580000	12,216.400000
Jan-2023	12,312.360000	12,960.380000
Feb-2023	12,003.320000	12,635.070000
Mar-2023	12,422.230000	13,076.030000
Apr-2023	12,832.170000	13,507.540000
May-2023	12,657.650000	13,323.840000
Jun-2023	13,476.600000	14,185.890000
Jul-2023	14,091.130000	14,832.770000
Aug-2023	13,747.310000	14,470.850000
Sep-2023	13,132.800000	13,824
Oct-2023	12,674.470000	13,341.550000
Nov-2023	13,613.650000	14,330.150000
Dec-2023	14,204.480000	14,952.080000
Jan-2024	14,436.010000	15,195.800000
Feb-2024	14,600.580000	15,369.030000
Mar-2024	15,153.950000	15,951.520000
Apr-2024	14,523.540000	15,287.940000
May-2024	15,214.860000	16,015.640000
Jun-2024	15,625.660000	16,448.070000
Jul-2024	16,141.310000	16,990.850000
Aug-2024	16,699.800000	17,578.740000
Sep-2024	17,200.790000	18,106.100000
Oct-2024	16,850	17,737

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years. The results of this chart do not predict the results of future time periods and does not guarantee the same results.

Average Annual Returns

Class/Index Name	1 Year	5 Years	10 Years
Class A - without sales charge	32.95%	9.79%	5.90%
Class A - with sales charge	26.30%	8.67%	5.36%
S&P 500 Index	38.02%	15.27%	13.00%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.334.2143 or visit https://www.firsteagle.com if you have questions about current performance.

Key Fund Statistics

  Net Assets$432,924,939
  Number of Portfolio Holdings41
  Portfolio Turnover Rate15.44%
  Net Investment Advisory Fees (net of waivers and reimbursements)$1,497,303

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	96.6%
Master Limited Partnerships	2.3%
Short-Term Investments	1.1%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Oracle Corp. (Software, United States)	6.7%
Alphabet, Inc., Class A (Interactive Media & Services, United States)	5.8%
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment, United States)	5.7%
Comcast Corp., Class A (Media, United States)	5.6%
UnitedHealth Group, Inc. (Health Care Providers & Services, United States)	5.2%
Home Depot, Inc. (The) (Specialty Retail, United States)	5.0%
Meta Platforms, Inc., Class A (Interactive Media & Services, United States)	4.7%
Philip Morris International, Inc. (Tobacco, United States)	4.6%
Schindler Holding AG (Machinery, Switzerland)	4.5%
TE Connectivity plc (Electronic Equipment, Instruments & Components, Ireland)	4.3%
Total	52.1%

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	1.1%
Real Estate	2.6%
Financials	3.1%
Energy	7.3%
Industrials	9.7%
Consumer Staples	10.5%
Consumer Discretionary	11.1%
Communication Services	16.1%
Health Care	17.4%
Information Technology	21.1%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (1.1% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.

First Eagle Rising Dividend Fund

October 31, 2024

Annual Shareholder Report

Class A | FEFAX

First Eagle Investments

For more information, please scan the QR code to navigate to tailored shareholder reports and financial statements and other Information. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

October 31, 2024

Annual Shareholder Report

Class C | FEAMX

This Annual Shareholder Report contains important information about the Class C shares of the Fund for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Rising Dividend Fund

What Were the Fund's Costs for the Year?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class C	$191	1.65%

How Did the Fund Perform Last Year?

The NAV of First Eagle Rising Dividend Fund Class C Shares1 increased 31.86% in the 12-month period ended October 31, 2024. The S&P 500 Index increased 38.02% for the same period.

• All geographic regions contributed to performance. North America was the leading contributor, while emerging markets was the worst performing region.

• All equity sectors contributed to performance. Information technology and communication services were the largest contributors, while materials and real estate were the worst performing sectors.

• Oracle Corp. was the leading contributor to performance. Elevance Health, Inc. was the largest detractor.

1 Reflects performance for Class C shares without the effect of sales charges and assumes all distributions have been reinvested; if sales charges were included, values would be lower.

Total Return Based on a $10,000 Investment

First Eagle Rising Dividend Fund (Class C) | $16,451
S&P 500 Index | $17,737
$20,000
$15,000
$10,000
$5,000
$0
Oct-2014
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024

	First Eagle Rising Dividend Fund (Class C) | $16,451	S&P 500 Index | $17,737
Oct-2014	10,000	10,000
Nov-2014	10,324	10,329
Dec-2014	10,394.200000	10,406.470000
Jan-2015	10,033.520000	10,050.570000
Feb-2015	10,704.770000	10,730.990000
Mar-2015	10,453.210000	10,484.180000
Apr-2015	10,552.510000	10,590.070000
May-2015	10,830.040000	10,876
Jun-2015	10,512.720000	10,562.770000
Jul-2015	10,819.690000	10,878.600000
Aug-2015	10,237.590000	10,302.030000
Sep-2015	9,466.700000	9,529.380000
Oct-2015	9,942.880000	10,019.190000
Nov-2015	10,072.140000	10,153.450000
Dec-2015	9,953.280000	10,038.710000
Jan-2016	9,098.300000	9,183.410000
Feb-2016	9,187.460000	9,278
Mar-2016	9,625.700000	9,724.280000
Apr-2016	9,458.220000	9,565.770000
May-2016	9,502.670000	9,614.560000
Jun-2016	9,225.190000	9,337.660000
Jul-2016	9,701.210000	9,825.080000
Aug-2016	9,806.950000	9,940.040000
Sep-2016	9,834.410000	9,974.830000
Oct-2016	9,348.590000	9,488.050000
Nov-2016	9,694.490000	9,844.800000
Dec-2016	9,684.800000	9,840.870000
Jan-2017	10,009.240000	10,178.410000
Feb-2017	10,389.230000	10,581.460000
Mar-2017	10,672.850000	10,876.680000
Apr-2017	10,492.480000	10,698.300000
May-2017	10,617.340000	10,833.100000
Jun-2017	10,709.720000	10,931.680000
Jul-2017	10,732.210000	10,965.570000
Aug-2017	11,333.210000	11,586.220000
Oct-2017	11,462.410000	11,724.100000
Nov-2017	11,535.770000	11,807.340000
Dec-2017	11,701.880000	11,985.630000
Jan-2018	12,064.640000	12,365.580000
Feb-2018	11,611.010000	11,905.580000
Mar-2018	11,335.830000	11,630.560000
Apr-2018	11,293.890000	11,593.340000
May-2018	11,631.570000	11,945.780000
Jun-2018	11,410.570000	11,729.560000
Jul-2018	11,464.200000	11,794.070000
Aug-2018	11,514.650000	11,851.860000
Sep-2018	11,314.290000	11,651.570000
Oct-2018	10,031.250000	10,337.270000
Nov-2018	10,073.380000	10,387.920000
Dec-2018	8,847.450000	9,127.870000
Jan-2019	9,964.880000	10,288.020000
Feb-2019	10,496.010000	10,838.430000
Mar-2019	10,479.220000	10,829.760000
Apr-2019	10,666.800000	11,035.520000
May-2019	9,836.920000	10,182.480000
Jun-2019	10,676.990000	11,057.150000
Jul-2019	10,925.770000	11,322.520000
Aug-2019	10,593.620000	10,986.240000
Sep-2019	10,759.940000	11,163.120000
Oct-2019	10,710.450000	11,120.700000
Nov-2019	11,097.100000	11,524.390000
Dec-2019	11,271.320000	11,712.230000
Jan-2020	11,193.550000	11,644.300000
Feb-2020	10,717.820000	11,151.750000
Mar-2020	8,575.330000	8,933.670000
Apr-2020	9,464.590000	9,862.770000
May-2020	9,973.790000	10,401.270000
Jun-2020	10,158.300000	10,596.820000
Jul-2020	10,600.190000	11,067.320000
Aug-2020	10,796.290000	11,275.380000
Sep-2020	10,684.010000	11,164.880000
Oct-2020	10,483.150000	10,961.680000
Nov-2020	11,529.370000	12,064.430000
Dec-2020	12,019.370000	12,585.610000
Jan-2021	11,670.800000	12,234.470000
Feb-2021	11,976.580000	12,559.910000
Mar-2021	12,544.270000	13,161.530000
Apr-2021	13,275.600000	13,938.060000
May-2021	13,424.290000	14,103.920000
Jun-2021	13,609.540000	14,309.840000
Jul-2021	13,986.530000	14,711.950000
Aug-2021	14,185.140000	14,932.620000
Sep-2021	13,474.460000	14,188.980000
Oct-2021	14,206.120000	14,970.790000
Nov-2021	13,893.590000	14,648.920000
Dec-2021	14,349.300000	15,138.190000
Jan-2022	13,532.820000	14,284.400000
Feb-2022	12,628.830000	13,338.770000
Mar-2022	12,959.710000	13,696.250000
Apr-2022	12,021.420000	12,715.600000
May-2022	12,064.700000	12,767.730000
Jun-2022	11,188.800000	11,847.180000
Jul-2022	12,024.610000	12,738.090000
Aug-2022	11,554.440000	12,250.220000
Sep-2022	10,374.740000	11,008.050000
Oct-2022	11,010.710000	11,687.240000
Nov-2022	11,916.890000	12,660.790000
Dec-2022	11,495.030000	12,216.400000
Jan-2023	12,183.580000	12,960.380000
Feb-2023	11,875.340000	12,635.070000
Mar-2023	12,275.540000	13,076.030000
Apr-2023	12,675.720000	13,507.540000
May-2023	12,494.460000	13,323.840000
Jun-2023	13,295.350000	14,185.890000
Jul-2023	13,897.630000	14,832.770000
Aug-2023	13,550.190000	14,470.850000
Sep-2023	12,932.300000	13,824
Oct-2023	12,474.500000	13,341.550000
Nov-2023	13,390.130000	14,330.150000
Dec-2023	13,953.850000	14,952.080000
Jan-2024	14,171.530000	15,195.800000
Feb-2024	14,327.420000	15,369.030000
Mar-2024	14,870.430000	15,951.520000
Apr-2024	14,235.460000	15,287.940000
May-2024	14,911.640000	16,015.640000
Jun-2024	15,293.380000	16,448.070000
Jul-2024	15,795	16,990.850000
Aug-2024	16,338.350000	17,578.740000
Sep-2024	16,807.260000	18,106.100000
Oct-2024	16,451	17,737

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years. The results of this chart do not predict the results of future time periods and does not guarantee the same results.

Average Annual Returns

Class/Index Name	1 Year	5 Years	10 Years
Class C - without sales charge	31.86%	8.96%	5.11%
Class C - with sales charge	30.86%	8.96%	5.11%
S&P 500 Index	38.02%	15.27%	13.00%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.334.2143 or visit https://www.firsteagle.com if you have questions about current performance.

Key Fund Statistics

  Net Assets$432,924,939
  Number of Portfolio Holdings41
  Portfolio Turnover Rate15.44%
  Net Investment Advisory Fees (net of waivers and reimbursements)$1,497,303

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	96.6%
Master Limited Partnerships	2.3%
Short-Term Investments	1.1%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Oracle Corp. (Software, United States)	6.7%
Alphabet, Inc., Class A (Interactive Media & Services, United States)	5.8%
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment, United States)	5.7%
Comcast Corp., Class A (Media, United States)	5.6%
UnitedHealth Group, Inc. (Health Care Providers & Services, United States)	5.2%
Home Depot, Inc. (The) (Specialty Retail, United States)	5.0%
Meta Platforms, Inc., Class A (Interactive Media & Services, United States)	4.7%
Philip Morris International, Inc. (Tobacco, United States)	4.6%
Schindler Holding AG (Machinery, Switzerland)	4.5%
TE Connectivity plc (Electronic Equipment, Instruments & Components, Ireland)	4.3%
Total	52.1%

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	1.1%
Real Estate	2.6%
Financials	3.1%
Energy	7.3%
Industrials	9.7%
Consumer Staples	10.5%
Consumer Discretionary	11.1%
Communication Services	16.1%
Health Care	17.4%
Information Technology	21.1%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (1.1% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.

First Eagle Rising Dividend Fund

October 31, 2024

Annual Shareholder Report

Class C | FEAMX

First Eagle Investments

For more information, please scan the QR code to navigate to tailored shareholder reports and financial statements and other Information. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

October 31, 2024

Annual Shareholder Report

Class I | FEAIX

This Annual Shareholder Report contains important information about the Class I shares of the Fund for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Rising Dividend Fund

What Were the Fund's Costs for the Year?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class I	$76	0.65%

How Did the Fund Perform Last Year?

The NAV of First Eagle Rising Dividend Fund Class I Shares increased 33.28% in the 12-month period ended October 31, 2024. The S&P 500 Index increased 38.02% for the same period.

• All geographic regions contributed to performance. North America was the leading contributor, while emerging markets was the worst performing region.

• All equity sectors contributed to performance. Information technology and communication services were the largest contributors, while materials and real estate were the worst performing sectors.

• Oracle Corp. was the leading contributor to performance. Elevance Health, Inc. was the largest detractor.

Total Return Based on a $1,000,000 Investment

First Eagle Rising Dividend Fund (Class I) | $1,824,890
S&P 500 Index | $3,395,049
$4,000,000
$3,000,000
$2,000,000
$1,000,000
$0
Oct-2014
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024

	First Eagle Rising Dividend Fund (Class I) | $1,824,890	S&P 500 Index | $3,395,049
Oct-2014	1,000,000	1,000,000
Nov-2014	1,033,300	1,026,894.730000
Dec-2014	1,041,153.080000	1,024,307.880000
Jan-2015	1,005,962.110000	993,558.940000
Feb-2015	1,074,065.740000	1,050,660.270000
Mar-2015	1,049,899.260000	1,034,044.630000
Apr-2015	1,060,923.200000	1,043,964.430000
May-2015	1,089,780.310000	1,057,389.040000
Jun-2015	1,058,503.620000	1,036,920.050000
Jul-2015	1,090,682.130000	1,058,644.800000
Aug-2015	1,033,312.250000	994,772.700000
Sep-2015	956,123.820000	970,158.550000
Oct-2015	1,004,981.750000	1,051,995.370000
Nov-2015	1,018,951	1,055,123.850000
Dec-2015	1,007,844.430000	1,038,482.590000
Jan-2016	921,774.520000	986,948.680000
Feb-2016	931,729.680000	985,617.100000
Mar-2016	977,011.750000	1,052,479.580000
Apr-2016	961,184.160000	1,056,559.770000
May-2016	966,566.790000	1,075,533.630000
Jun-2016	938,826.320000	1,078,320.410000
Jul-2016	988,396.350000	1,118,076.730000
Aug-2016	999,960.590000	1,119,646.560000
Sep-2016	1,003,660.440000	1,119,858.250000
Oct-2016	954,681.810000	1,099,430.710000
Nov-2016	990,959.720000	1,140,148.010000
Dec-2016	990,761.530000	1,162,684.290000
Jan-2017	1,025,240.030000	1,184,736.280000
Feb-2017	1,066,051.080000	1,233,214.160000
Mar-2017	1,096,007.120000	1,245,879.170000
Apr-2017	1,078,471	1,263,412.180000
May-2017	1,092,383.280000	1,271,297.810000
Jun-2017	1,102,651.680000	1,297,439.100000
Jul-2017	1,106,290.430000	1,301,410.840000
Aug-2017	1,169,127.730000	1,328,256.540000
Oct-2017	1,183,040.350000	1,359,251.930000
Nov-2017	1,192,149.760000	1,400,939.900000
Dec-2017	1,210,270.440000	1,416,516.470000
Jan-2018	1,248,878.060000	1,497,617.640000
Feb-2018	1,202,669.580000	1,442,419.760000
Mar-2018	1,175,368.980000	1,405,763.160000
Apr-2018	1,171,725.330000	1,411,157.170000
May-2018	1,207,697.300000	1,445,140.610000
Jun-2018	1,186,079.520000	1,454,035.350000
Jul-2018	1,192,721.560000	1,508,145.270000
Aug-2018	1,199,400.800000	1,557,288.640000
Sep-2018	1,179,130.930000	1,566,152.630000
Oct-2018	1,046,714.530000	1,459,105.840000
Nov-2018	1,052,052.770000	1,488,840.070000
Dec-2018	924,649.180000	1,354,411.440000
Jan-2019	1,042,357.020000	1,462,948.300000
Feb-2019	1,098,540.060000	1,509,920.990000
Mar-2019	1,097,661.230000	1,539,261.370000
Apr-2019	1,118,516.800000	1,601,585.520000
May-2019	1,032,391	1,499,807.690000
Jun-2019	1,121,383.110000	1,605,508.550000
Jul-2019	1,148,856.990000	1,628,583.090000
Aug-2019	1,114,850.830000	1,602,785.820000
Sep-2019	1,133,245.870000	1,632,774.640000
Oct-2019	1,129,166.180000	1,668,140.100000
Nov-2019	1,170,606.580000	1,728,691.720000
Dec-2019	1,190,389.830000	1,780,867.110000
Jan-2020	1,183,723.650000	1,780,168.870000
Feb-2020	1,133,888.880000	1,633,626.820000
Mar-2020	908,471.770000	1,431,852.910000
Apr-2020	1,003,134.530000	1,615,407.510000
May-2020	1,058,306.930000	1,692,346.240000
Jun-2020	1,078,626.420000	1,726,002.270000
Jul-2020	1,126,733.160000	1,823,323.150000
Aug-2020	1,148,366.440000	1,954,384.570000
Sep-2020	1,137,112.450000	1,880,124.470000
Oct-2020	1,116,758.130000	1,830,124.830000
Nov-2020	1,229,215.680000	2,030,457.540000
Dec-2020	1,282,686.560000	2,108,524.920000
Jan-2021	1,247,027.870000	2,087,237.700000
Feb-2021	1,280,198.820000	2,144,793.100000
Mar-2021	1,342,288.460000	2,238,725.750000
Apr-2021	1,421,617.710000	2,358,203.770000
May-2021	1,438,677.120000	2,374,674.350000
Jun-2021	1,459,681.800000	2,430,110.630000
Jul-2021	1,501,136.770000	2,487,837.680000
Aug-2021	1,524,104.160000	2,563,482.020000
Sep-2021	1,448,203.770000	2,444,255.040000
Oct-2021	1,528,434.260000	2,615,503.920000
Nov-2021	1,496,031.460000	2,597,381.210000
Dec-2021	1,546,298.110000	2,713,785.790000
Jan-2022	1,459,396.160000	2,573,355.400000
Feb-2022	1,363,221.950000	2,496,305.410000
Mar-2022	1,399,756.300000	2,588,992.060000
Apr-2022	1,300,093.650000	2,363,227.200000
May-2022	1,305,164.020000	2,367,562.820000
Jun-2022	1,211,453.240000	2,172,135.270000
Jul-2022	1,303,523.690000	2,372,415.830000
Aug-2022	1,253,338.020000	2,275,664.250000
Sep-2022	1,126,625.550000	2,066,078.690000
Oct-2022	1,196,589	2,233,351.220000
Nov-2022	1,296,264.860000	2,358,159.870000
Dec-2022	1,251,025.220000	2,222,295.700000
Jan-2023	1,327,337.750000	2,361,931.250000
Feb-2023	1,294,685.250000	2,304,302.600000
Mar-2023	1,339,999.230000	2,388,903.290000
Apr-2023	1,384,889.200000	2,426,190.370000
May-2023	1,365,916.220000	2,436,736.200000
Jun-2023	1,454,564.180000	2,597,744.210000
Jul-2023	1,521,619.590000	2,681,196.620000
Aug-2023	1,484,644.240000	2,638,507.870000
Sep-2023	1,418,577.570000	2,512,709.330000
Oct-2023	1,369,352.930000	2,459,875.750000
Nov-2023	1,471,369.720000	2,684,524.910000
Dec-2023	1,534,932.890000	2,806,484.520000
Jan-2024	1,560,412.780000	2,853,645.430000
Feb-2024	1,579,137.730000	3,006,017.560000
Mar-2024	1,638,987.050000	3,102,734.960000
Apr-2024	1,570,805.190000	2,976,005.130000
May-2024	1,646,360.920000	3,123,569.360000
Jun-2024	1,690,648.030000	3,235,649.580000
Jul-2024	1,747,622.870000	3,275,035.130000
Aug-2024	1,808,440.140000	3,354,476.670000
Sep-2024	1,862,512.500000	3,426,118.580000
Oct-2024	1,824,890	3,395,049

The above chart represents historical performance of a hypothetical $1,000,000 investment over the past 10 years. The results of this chart do not predict the results of future time periods and does not guarantee the same results.

Average Annual Returns

Class/Index Name	1 Year	5 Years	10 Years
Class I	33.28%	10.08%	6.20%
S&P 500 Index	38.02%	15.27%	13.00%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.334.2143 or visit https://www.firsteagle.com if you have questions about current performance.

Key Fund Statistics

  Net Assets$432,924,939
  Number of Portfolio Holdings41
  Portfolio Turnover Rate15.44%
  Net Investment Advisory Fees (net of waivers and reimbursements)$1,497,303

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	96.6%
Master Limited Partnerships	2.3%
Short-Term Investments	1.1%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Oracle Corp. (Software, United States)	6.7%
Alphabet, Inc., Class A (Interactive Media & Services, United States)	5.8%
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment, United States)	5.7%
Comcast Corp., Class A (Media, United States)	5.6%
UnitedHealth Group, Inc. (Health Care Providers & Services, United States)	5.2%
Home Depot, Inc. (The) (Specialty Retail, United States)	5.0%
Meta Platforms, Inc., Class A (Interactive Media & Services, United States)	4.7%
Philip Morris International, Inc. (Tobacco, United States)	4.6%
Schindler Holding AG (Machinery, Switzerland)	4.5%
TE Connectivity plc (Electronic Equipment, Instruments & Components, Ireland)	4.3%
Total	52.1%

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	1.1%
Real Estate	2.6%
Financials	3.1%
Energy	7.3%
Industrials	9.7%
Consumer Staples	10.5%
Consumer Discretionary	11.1%
Communication Services	16.1%
Health Care	17.4%
Information Technology	21.1%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (1.1% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.

First Eagle Rising Dividend Fund

October 31, 2024

Annual Shareholder Report

Class I | FEAIX

First Eagle Investments

For more information, please scan the QR code to navigate to tailored shareholder reports and financial statements and other Information. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

October 31, 2024

Annual Shareholder Report

Class R6 | FEFRX

This Annual Shareholder Report contains important information about the Class R6 shares of the Fund for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Rising Dividend Fund

What Were the Fund's Costs for the Year?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class R6	$76	0.65%

How Did the Fund Perform Last Year?

The NAV of First Eagle Rising Dividend Fund Class R6 Shares increased 33.24% in the 12-month period ended October 31, 2024. The S&P 500 Index increased 38.02% for the same period.

• All geographic regions contributed to performance. North America was the leading contributor, while emerging markets was the worst performing region.

• All equity sectors contributed to performance. Information technology and communication services were the largest contributors, while materials and real estate were the worst performing sectors.

• Oracle Corp. was the leading contributor to performance. Elevance Health, Inc. was the largest detractor.

Total Return Based on a $10,000 Investment

First Eagle Rising Dividend Fund (Class R6) | $17,051
S&P 500 Index | $27,562
$30,000
$20,000
$10,000
$0
Mar-2017
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024

	First Eagle Rising Dividend Fund (Class R6) | $17,051	S&P 500 Index | $27,562
Mar-2017	9,952	10,011.660000
Apr-2017	10,234.640000	10,114.480000
May-2017	10,070.880000	10,256.820000
Jun-2017	10,200.800000	10,320.840000
Jul-2017	10,296.680000	10,533.070000
Aug-2017	10,327.570000	10,565.310000
Sep-2017	10,914.180000	10,783.250000
Oct-2017	11,046.240000	11,034.880000
Nov-2017	11,127.980000	11,373.320000
Dec-2017	11,297.130000	11,499.780000
Jan-2018	11,657.510000	12,158.180000
Feb-2018	11,228.510000	11,710.070000
Mar-2018	10,973.620000	11,412.480000
Apr-2018	10,939.610000	11,456.270000
May-2018	11,275.450000	11,732.160000
Jun-2018	11,073.620000	11,804.370000
Jul-2018	11,135.630000	12,243.650000
Aug-2018	11,194.650000	12,642.610000
Sep-2018	11,007.700000	12,714.580000
Oct-2018	9,771.540000	11,845.530000
Nov-2018	9,821.370000	12,086.930000
Dec-2018	8,635.930000	10,995.590000
Jan-2019	9,738.740000	11,876.730000
Feb-2019	10,259.760000	12,258.070000
Mar-2019	10,255.660000	12,496.260000
Apr-2019	10,454.620000	13,002.230000
May-2019	9,650.660000	12,175.960000
Jun-2019	10,481.580000	13,034.080000
Jul-2019	10,738.380000	13,221.410000
Aug-2019	10,420.520000	13,011.980000
Sep-2019	10,589.340000	13,255.440000
Oct-2019	10,554.390000	13,542.550000
Nov-2019	10,940.680000	14,034.130000
Dec-2019	11,120.110000	14,457.700000
Jan-2020	11,057.840000	14,452.030000
Feb-2020	10,596.730000	13,262.360000
Mar-2020	8,487.980000	11,624.280000
Apr-2020	9,375.820000	13,114.440000
May-2020	9,891.490000	13,739.060000
Jun-2020	10,077.450000	14,012.290000
Jul-2020	10,530.930000	14,802.380000
Aug-2020	10,732.080000	15,866.380000
Sep-2020	10,626.900000	15,263.510000
Oct-2020	10,433.490000	14,857.590000
Nov-2020	11,487.270000	16,483.970000
Dec-2020	11,986.970000	17,117.740000
Jan-2021	11,653.730000	16,944.930000
Feb-2021	11,963.720000	17,412.180000
Mar-2021	12,543.960000	18,174.760000
Apr-2021	13,285.310000	19,144.720000
May-2021	13,440.750000	19,278.440000
Jun-2021	13,642.360000	19,728.490000
Jul-2021	14,029.800000	20,197.140000
Aug-2021	14,244.460000	20,811.250000
Sep-2021	13,535.080000	19,843.320000
Oct-2021	14,284.930000	21,233.580000
Nov-2021	13,982.090000	21,086.450000
Dec-2021	14,451.890000	22,031.460000
Jan-2022	13,639.690000	20,891.400000
Feb-2022	12,740.830000	20,265.880000
Mar-2022	13,082.290000	21,018.340000
Apr-2022	12,145.600000	19,185.510000
May-2022	12,197.820000	19,220.700000
Jun-2022	11,322.020000	17,634.160000
Jul-2022	12,182.490000	19,260.100000
Aug-2022	11,713.470000	18,474.640000
Sep-2022	10,529.240000	16,773.150000
Oct-2022	11,177.840000	18,131.130000
Nov-2022	12,114.540000	19,144.370000
Dec-2022	11,691.740000	18,041.380000
Jan-2023	12,404.940000	19,174.990000
Feb-2023	12,099.780000	18,707.140000
Mar-2023	12,523.270000	19,393.950000
Apr-2023	12,942.800000	19,696.660000
May-2023	12,765.480000	19,782.280000
Jun-2023	13,593.960000	21,089.400000
Jul-2023	14,220.640000	21,766.890000
Aug-2023	13,875.080000	21,420.330000
Sep-2023	13,257.640000	20,399.050000
Oct-2023	12,797.600000	19,970.130000
Nov-2023	13,751.020000	21,793.910000
Dec-2023	14,346.440000	22,784.020000
Jan-2024	14,584.590000	23,166.890000
Feb-2024	14,753.770000	24,403.900000
Mar-2024	15,320.320000	25,189.090000
Apr-2024	14,682.990000	24,160.250000
May-2024	15,383.370000	25,358.230000
Jun-2024	15,803.340000	26,268.140000
Jul-2024	16,331.170000	26,587.880000
Aug-2024	16,899.490000	27,232.820000
Sep-2024	17,409.860000	27,814.430000
Oct-2024	17,051	27,562

The above chart represents historical performance of a hypothetical $10,000 investment since inception. The results of this chart do not predict the results of future time periods and does not guarantee the same results.

Average Annual Returns

Class/Index Name	1 Year	5 Years	Since Inception (3/1/17)
Class R6	33.24%	10.07%	7.21%
S&P 500 Index	38.02%	15.27%	13.88%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.334.2143 or visit https://www.firsteagle.com if you have questions about current performance.

Key Fund Statistics

  Net Assets$432,924,939
  Number of Portfolio Holdings41
  Portfolio Turnover Rate15.44%
  Net Investment Advisory Fees (net of waivers and reimbursements)$1,497,303

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	96.6%
Master Limited Partnerships	2.3%
Short-Term Investments	1.1%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Oracle Corp. (Software, United States)	6.7%
Alphabet, Inc., Class A (Interactive Media & Services, United States)	5.8%
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment, United States)	5.7%
Comcast Corp., Class A (Media, United States)	5.6%
UnitedHealth Group, Inc. (Health Care Providers & Services, United States)	5.2%
Home Depot, Inc. (The) (Specialty Retail, United States)	5.0%
Meta Platforms, Inc., Class A (Interactive Media & Services, United States)	4.7%
Philip Morris International, Inc. (Tobacco, United States)	4.6%
Schindler Holding AG (Machinery, Switzerland)	4.5%
TE Connectivity plc (Electronic Equipment, Instruments & Components, Ireland)	4.3%
Total	52.1%

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	1.1%
Real Estate	2.6%
Financials	3.1%
Energy	7.3%
Industrials	9.7%
Consumer Staples	10.5%
Consumer Discretionary	11.1%
Communication Services	16.1%
Health Care	17.4%
Information Technology	21.1%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (1.1% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.

First Eagle Rising Dividend Fund

October 31, 2024

Annual Shareholder Report

Class R6 | FEFRX

First Eagle Investments

For more information, please scan the QR code to navigate to tailored shareholder reports and financial statements and other Information. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

October 31, 2024

Annual Shareholder Report

Class A | FESAX

This Annual Shareholder Report contains important information about the Class A shares of the Fund for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Small Cap Opportunity Fund

What Were the Fund's Costs for the Year?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class A	$142	1.25%

How Did the Fund Perform Last Year?

The NAV of First Eagle Small Cap Opportunity Fund Class A Shares1 increased 26.69% in the 12-month period ended October 31, 2024. The Russell 2000® Index increased 34.07%, Russell 2000® Value Index increased 31.77% and the S&P 500 increased 38.02% for the same period.

• Industrials, information technology and financials were the largest contributors among equity sectors; energy was the only detractor, while utilities and communication services were the next worst performing sectors.

• FTAI Infrastructure, Inc. was the leading contributor to performance. PBF Energy, Inc., Class A was the largest detractor.

1 Reflects performance for Class A shares without the effect of sales charges and assumes all distributions have been reinvested; if sales charges were included, values would be lower.

Total Return Based on a $10,000 Investment

First Eagle Small Cap Opportunity Fund (Class A) | $9,740
S&P 500 Index | $13,971
Russell 2000® Value Index | $10,671
Russell 2000® Index | $9,957
$15,000
$10,000
$5,000
$0
Jul-2021
Oct-2021
Apr-2022
Oct-2022
Apr-2023
Oct-2023
Apr-2024
Oct-2024

	First Eagle Small Cap Opportunity Fund (Class A) | $9,740	S&P 500 Index | $13,971	Russell 2000® Value Index | $10,671	Russell 2000® Index | $9,957
Jul-2021	9,209.300000	10,237.550000	9,642.060000	9,638.910000
Aug-2021	9,180.750000	10,548.830000	9,900.230000	9,854.520000
Sep-2021	8,898.900000	10,058.200000	9,701.890000	9,563.960000
Oct-2021	9,161.420000	10,762.900000	10,071.810000	9,970.810000
Nov-2021	8,880.160000	10,688.320000	9,727.780000	9,555.320000
Dec-2021	9,284.210000	11,167.330000	10,124.490000	9,768.770000
Jan-2022	8,786.580000	10,589.460000	9,534.180000	8,828.300000
Feb-2022	9,133.650000	10,272.390000	9,691.950000	8,922.540000
Mar-2022	9,208.540000	10,653.800000	9,881.590000	9,033.590000
Apr-2022	8,438.710000	9,724.770000	9,114.720000	8,138.280000
May-2022	8,579.640000	9,742.610000	9,289.650000	8,150.580000
Jun-2022	7,538.070000	8,938.420000	8,371.950000	7,480.250000
Jul-2022	8,401.930000	9,762.580000	9,182.500000	8,261.210000
Aug-2022	8,101.140000	9,364.450000	8,892.130000	8,092.160000
Sep-2022	7,115.230000	8,501.990000	7,986	7,316.640000
Oct-2022	7,950.560000	9,190.330000	8,991.370000	8,122.130000
Nov-2022	8,344.910000	9,703.920000	9,266.080000	8,311.840000
Dec-2022	7,960.210000	9,144.830000	8,658.120000	7,772.380000
Jan-2023	8,955.230000	9,719.440000	9,484.340000	8,529.930000
Feb-2023	8,880.010000	9,482.300000	9,265.680000	8,385.850000
Mar-2023	8,457.320000	9,830.430000	8,601.250000	7,985.170000
Apr-2023	8,212.910000	9,983.870000	8,386.760000	7,841.610000
May-2023	8,043.720000	10,027.260000	8,221.790000	7,769.180000
Jun-2023	9,010.580000	10,689.820000	8,874.900000	8,400.830000
Jul-2023	9,386.320000	11,033.230000	9,544.620000	8,914.570000
Aug-2023	8,879.460000	10,857.560000	9,085.490000	8,468.590000
Sep-2023	8,297.850000	10,339.900000	8,612.290000	7,970.020000
Oct-2023	7,687.960000	10,122.480000	8,098.560000	7,426.470000
Nov-2023	8,354.500000	11,046.920000	8,827.550000	8,098.640000
Dec-2023	9,277.680000	11,548.790000	9,926.240000	9,088.160000
Jan-2024	8,976.150000	11,742.860000	9,475.340000	8,734.690000
Feb-2024	9,249.930000	12,369.880000	9,785.320000	9,228.570000
Mar-2024	9,749.420000	12,767.880000	10,214.180000	9,558.940000
Apr-2024	9,145.930000	12,246.380000	9,563.350000	8,886.160000
May-2024	9,683.710000	12,853.610000	10,010.600000	9,331.950000
Jun-2024	9,522.960000	13,314.820000	9,841.890000	9,245.630000
Jul-2024	10,305.750000	13,476.900000	11,041.340000	10,184.970000
Aug-2024	10,041.920000	13,803.800000	10,834.090000	10,032.830000
Sep-2024	10,022.840000	14,098.610000	10,841.010000	10,102.950000
Oct-2024	9,740	13,971	10,671	9,957

The above chart represents historical performance of a hypothetical $10,000 investment since inception. The results of this chart do not predict the results of future time periods and does not guarantee the same results.

Average Annual Returns

Class/Index Name	1 Year	Since Inception (7/1/21)
Class A - without sales charge	26.69%	0.75%
Class A - with sales charge	20.37%	-0.78%
S&P 500 Index	38.02%	10.34%
Russell 2000® Value Index	31.77%	1.70%
Russell 2000® Index	34.07%	-0.37%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.334.2143 or visit https://www.firsteagle.com if you have questions about current performance.

Key Fund Statistics

  Net Assets$1,868,520,245
  Number of Portfolio Holdings245
  Portfolio Turnover Rate45.67%
  Net Investment Advisory Fees (net of waivers and reimbursements)$14,244,221

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	93.3%
Exchange Traded Funds	0.0%Footnote Reference1
Rights	0.0%Footnote Reference1
Short-Term Investments	6.7%Footnote Reference2

Top 10 HoldingsFootnote Reference3

Based on total net assets of the portfolio

TTM Technologies, Inc. (Electronic Equipment, Instruments & Components, United States)	0.9%
Black Hills Corp. (Multi-Utilities, United States)	0.9%
Lincoln National Corp. (Insurance, United States)	0.9%
Ameris Bancorp (Banks, United States)	0.9%
MGIC Investment Corp. (Financial Services, United States)	0.9%
Seacoast Banking Corp. of Florida (Banks, United States)	0.8%
GXO Logistics, Inc. (Air Freight & Logistics, United States)	0.8%
Kemper Corp. (Insurance, United States)	0.8%
Beazer Homes USA, Inc. (Household Durables, United States)	0.8%
Evercore, Inc., Class A (Capital Markets, United States)	0.8%
Total	8.5%

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	6.7%
OthersFootnote Reference4	1.4%
Utilities	1.6%
Real Estate	3.4%
Consumer Staples	3.4%
Energy	6.6%
Health Care	8.0%
Consumer Discretionary	10.3%
Materials	11.4%
Information Technology	12.7%
Financials	14.1%
Industrials	20.4%
Footnote	Description
Footnote[1]	Less than 0.05%
Footnote[2]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (6.7% of total investments), such as U.S. treasury bills or money market funds.
Footnote[3]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.
Footnote[4]	Includes additional sectors outside the top 10 listed above.

First Eagle Small Cap Opportunity Fund

October 31, 2024

Annual Shareholder Report

Class A | FESAX

First Eagle Investments

For more information, please scan the QR code to navigate to tailored shareholder reports and financial statements and other Information. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

October 31, 2024

Annual Shareholder Report

Class I | FESCX

This Annual Shareholder Report contains important information about the Class I shares of the Fund for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Small Cap Opportunity Fund

What Were the Fund's Costs for the Year?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class I	$114	1.00%

How Did the Fund Perform Last Year?

The NAV of First Eagle Small Cap Opportunity Fund Class I Shares increased 26.95% in the 12-month period ended October 31, 2024. The Russell 2000® Index increased 34.07%, Russell 2000® Value Index increased 31.77% and the S&P 500 increased 38.02% for the same period.

• Industrials, information technology and financials were the largest contributors among equity sectors; energy was the only detractor, while utilities and communication services were the next worst performing sectors.

• FTAI Infrastructure, Inc. was the leading contributor to performance. PBF Energy, Inc., Class A was the largest detractor.

Total Return Based on a $1,000,000 Investment

First Eagle Small Cap Opportunity Fund (Class I) | $1,065,272
S&P 500 Index | $1,437,948
Russell 2000® Value Index | $1,082,746
Russell 2000® Index | $1,001,729
$1,500,000
$1,000,000
$500,000
$0
Apr-2021
Oct-2021
Apr-2022
Oct-2022
Apr-2023
Oct-2023
Apr-2024
Oct-2024

	First Eagle Small Cap Opportunity Fund (Class I) | $1,065,272	S&P 500 Index | $1,437,948	Russell 2000® Value Index | $1,082,746	Russell 2000® Index | $1,001,729
Apr-2021	984,000	998,800	990,000	984,900
May-2021	1,020,998.400000	1,005,775.990000	1,020,807.380000	986,930.520000
Jun-2021	1,020,794.200000	1,029,255.630000	1,014,622.050000	1,006,051.800000
Jul-2021	999,357.520000	1,053,705.500000	978,304.150000	969,724.550000
Aug-2021	996,259.510000	1,085,744.100000	1,004,499.210000	991,415.670000
Sep-2021	966,718.080000	1,035,246.390000	984,375.490000	962,183.930000
Oct-2021	995,236.260000	1,107,777.600000	1,021,908.490000	1,003,114.640000
Nov-2021	964,682.510000	1,100,101.860000	987,002.180000	961,315.090000
Dec-2021	1,008,479.090000	1,149,404.170000	1,027,252.740000	982,789.310000
Jan-2022	954,525.460000	1,089,925.900000	967,359.380000	888,172.560000
Feb-2022	992,229.220000	1,057,291.940000	983,366.060000	897,653.800000
Mar-2022	1,001,357.720000	1,096,548.690000	1,002,607.820000	908,826.070000
Apr-2022	917,844.490000	1,000,927.640000	924,799.720000	818,752.960000
May-2022	932,071.080000	1,002,763.960000	942,548.440000	819,990.270000
Jun-2022	819,010.860000	919,992.050000	849,436.480000	752,551.730000
Jul-2022	913,770.410000	1,004,819.410000	931,676.450000	831,120.260000
Aug-2022	881,148.810000	963,840.990000	902,214.940000	814,113.230000
Sep-2022	774,177.350000	875,072.550000	810,276.820000	736,092.290000
Oct-2022	865,839.940000	945,919.610000	912,284.300000	817,127.960000
Nov-2022	907,573.430000	998,781.410000	940,156.930000	836,214.240000
Dec-2022	866,641.870000	941,237.130000	878,472.250000	781,941.950000
Jan-2023	974,712.110000	1,000,378.750000	962,302.320000	858,154.760000
Feb-2023	967,596.710000	975,970.550000	940,116.160000	843,659.770000
Mar-2023	920,668.270000	1,011,802.560000	872,701.480000	803,349.910000
Apr-2023	895,165.760000	1,027,595.230000	850,939.130000	788,906.960000
May-2023	876,814.860000	1,032,061.840000	834,200.910000	781,619.490000
Jun-2023	982,821.780000	1,100,255.600000	900,467.160000	845,166.480000
Jul-2023	1,023,608.880000	1,135,601.270000	968,417.940000	896,851.400000
Aug-2023	968,538.720000	1,117,520.760000	921,833.570000	851,983.530000
Sep-2023	905,293.140000	1,064,239.700000	873,821.500000	801,825.400000
Oct-2023	839,025.690000	1,041,862.420000	821,697.340000	747,141.790000
Nov-2023	911,433.600000	1,137,010.930000	895,662.220000	814,765.250000
Dec-2023	1,011,782.440000	1,188,666.040000	1,007,137.820000	914,316.210000
Jan-2024	980,012.470000	1,208,640.700000	961,388.970000	878,755.210000
Feb-2024	1,009,804.850000	1,273,176.800000	992,840.470000	928,441.530000
Mar-2024	1,064,233.330000	1,314,140.750000	1,036,352.900000	961,678.740000
Apr-2024	998,570.140000	1,260,465.260000	970,318.590000	893,993.300000
May-2024	1,058,084.920000	1,322,965.010000	1,015,697.510000	938,842.460000
Jun-2024	1,040,626.520000	1,370,435.770000	998,579.730000	930,157.880000
Jul-2024	1,125,853.830000	1,387,117.230000	1,120,278.360000	1,024,661.130000
Aug-2024	1,098,157.820000	1,420,764.120000	1,099,250.870000	1,009,354.900000
Sep-2024	1,096,071.320000	1,451,107.520000	1,099,952.350000	1,016,409.280000
Oct-2024	1,065,272	1,437,948	1,082,746	1,001,729

The above chart represents historical performance of a hypothetical $1,000,000 investment since inception. The results of this chart do not predict the results of future time periods and does not guarantee the same results.

Average Annual Returns

Class/Index Name	1 Year	Since Inception (4/27/21)
Class I	26.95%	1.82%
S&P 500 Index	38.02%	10.85%
Russell 2000® Value Index	31.77%	2.38%
Russell 2000® Index	34.07%	0.09%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.334.2143 or visit https://www.firsteagle.com if you have questions about current performance.

Key Fund Statistics

  Net Assets$1,868,520,245
  Number of Portfolio Holdings245
  Portfolio Turnover Rate45.67%
  Net Investment Advisory Fees (net of waivers and reimbursements)$14,244,221

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	93.3%
Exchange Traded Funds	0.0%Footnote Reference1
Rights	0.0%Footnote Reference1
Short-Term Investments	6.7%Footnote Reference2

Top 10 HoldingsFootnote Reference3

Based on total net assets of the portfolio

TTM Technologies, Inc. (Electronic Equipment, Instruments & Components, United States)	0.9%
Black Hills Corp. (Multi-Utilities, United States)	0.9%
Lincoln National Corp. (Insurance, United States)	0.9%
Ameris Bancorp (Banks, United States)	0.9%
MGIC Investment Corp. (Financial Services, United States)	0.9%
Seacoast Banking Corp. of Florida (Banks, United States)	0.8%
GXO Logistics, Inc. (Air Freight & Logistics, United States)	0.8%
Kemper Corp. (Insurance, United States)	0.8%
Beazer Homes USA, Inc. (Household Durables, United States)	0.8%
Evercore, Inc., Class A (Capital Markets, United States)	0.8%
Total	8.5%

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	6.7%
OthersFootnote Reference4	1.4%
Utilities	1.6%
Real Estate	3.4%
Consumer Staples	3.4%
Energy	6.6%
Health Care	8.0%
Consumer Discretionary	10.3%
Materials	11.4%
Information Technology	12.7%
Financials	14.1%
Industrials	20.4%
Footnote	Description
Footnote[1]	Less than 0.05%
Footnote[2]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (6.7% of total investments), such as U.S. treasury bills or money market funds.
Footnote[3]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.
Footnote[4]	Includes additional sectors outside the top 10 listed above.

First Eagle Small Cap Opportunity Fund

October 31, 2024

Annual Shareholder Report

Class I | FESCX

First Eagle Investments

For more information, please scan the QR code to navigate to tailored shareholder reports and financial statements and other Information. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

October 31, 2024

Annual Shareholder Report

Class R6 | FESRX

This Annual Shareholder Report contains important information about the Class R6 shares of the Fund for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Small Cap Opportunity Fund

What Were the Fund's Costs for the Year?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class R6	$113	1.00%

How Did the Fund Perform Last Year?

The NAV of First Eagle Small Cap Opportunity Fund Class R6 Shares increased 27.07% in the 12-month period ended October 31, 2024. The Russell 2000® Index increased 34.07%, Russell 2000® Value Index increased 31.77% and the S&P 500 increased 38.02% for the same period.

• Industrials, information technology and financials were the largest contributors among equity sectors; energy was the only detractor, while utilities and communication services were the next worst performing sectors.

• FTAI Infrastructure, Inc. was the leading contributor to performance. PBF Energy, Inc., Class A was the largest detractor.

Total Return Based on a $10,000 Investment

First Eagle Small Cap Opportunity Fund (Class R6) | $10,344
S&P 500 Index | $13,971
Russell 2000® Value Index | $10,671
Russell 2000® Index | $9,957
$15,000
$10,000
$5,000
$0
Jul-2021
Oct-2021
Apr-2022
Oct-2022
Apr-2023
Oct-2023
Apr-2024
Oct-2024

	First Eagle Small Cap Opportunity Fund (Class R6) | $10,344	S&P 500 Index | $13,971	Russell 2000® Value Index | $10,671	Russell 2000® Index | $9,957
Jul-2021	9,694	10,237.550000	9,642.060000	9,638.910000
Aug-2021	9,674.610000	10,548.830000	9,900.230000	9,854.520000
Sep-2021	9,378.570000	10,058.200000	9,701.890000	9,563.960000
Oct-2021	9,655.240000	10,762.900000	10,071.810000	9,970.810000
Nov-2021	9,358.820000	10,688.320000	9,727.780000	9,555.320000
Dec-2021	9,794.010000	11,167.330000	10,124.490000	9,768.770000
Jan-2022	9,260.230000	10,589.460000	9,534.180000	8,828.300000
Feb-2022	9,636.200000	10,272.390000	9,691.950000	8,922.540000
Mar-2022	9,715.220000	10,653.800000	9,881.590000	9,033.590000
Apr-2022	8,904.970000	9,724.770000	9,114.720000	8,138.280000
May-2022	9,052.790000	9,742.610000	9,289.650000	8,150.580000
Jun-2022	7,955.590000	8,938.420000	8,371.950000	7,480.250000
Jul-2022	8,874.460000	9,762.580000	9,182.500000	8,261.210000
Aug-2022	8,548.770000	9,364.450000	8,892.130000	8,092.160000
Sep-2022	7,510.950000	8,501.990000	7,986	7,316.640000
Oct-2022	8,400.240000	9,190.330000	8,991.370000	8,122.130000
Nov-2022	8,815.220000	9,703.920000	9,266.080000	8,311.840000
Dec-2022	8,408.840000	9,144.830000	8,658.120000	7,772.380000
Jan-2023	9,467.510000	9,719.440000	9,484.340000	8,529.930000
Feb-2023	9,387.980000	9,482.300000	9,265.680000	8,385.850000
Mar-2023	8,942.990000	9,830.430000	8,601.250000	7,985.170000
Apr-2023	8,685.430000	9,983.870000	8,386.760000	7,841.610000
May-2023	8,507.380000	10,027.260000	8,221.790000	7,769.180000
Jun-2023	9,535.920000	10,689.820000	8,874.900000	8,400.830000
Jul-2023	9,941.200000	11,033.230000	9,544.620000	8,914.570000
Aug-2023	9,407.360000	10,857.560000	9,085.490000	8,468.590000
Sep-2023	8,784.590000	10,339.900000	8,612.290000	7,970.020000
Oct-2023	8,141.560000	10,122.480000	8,098.560000	7,426.470000
Nov-2023	8,844.170000	11,046.920000	8,827.550000	8,098.640000
Dec-2023	9,827.650000	11,548.790000	9,926.240000	9,088.160000
Jan-2024	9,519.060000	11,742.860000	9,475.340000	8,734.690000
Feb-2024	9,807.490000	12,369.880000	9,785.320000	9,228.570000
Mar-2024	10,335.130000	12,767.880000	10,214.180000	9,558.940000
Apr-2024	9,697.450000	12,246.380000	9,563.350000	8,886.160000
May-2024	10,274.450000	12,853.610000	10,010.600000	9,331.950000
Jun-2024	10,104.920000	13,314.820000	9,841.890000	9,245.630000
Jul-2024	10,931.500000	13,476.900000	11,041.340000	10,184.970000
Aug-2024	10,662.590000	13,803.800000	10,834.090000	10,032.830000
Sep-2024	10,632.730000	14,098.610000	10,841.010000	10,102.950000
Oct-2024	10,344	13,971	10,671	9,957

The above chart represents historical performance of a hypothetical $10,000 investment since inception. The results of this chart do not predict the results of future time periods and does not guarantee the same results.

Average Annual Returns

Class/Index Name	1 Year	Since Inception (7/1/21)
Class R6	27.07%	1.02%
S&P 500 Index	38.02%	10.34%
Russell 2000® Value Index	31.77%	1.70%
Russell 2000® Index	34.07%	-0.37%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.334.2143 or visit https://www.firsteagle.com if you have questions about current performance.

Key Fund Statistics

  Net Assets$1,868,520,245
  Number of Portfolio Holdings245
  Portfolio Turnover Rate45.67%
  Net Investment Advisory Fees (net of waivers and reimbursements)$14,244,221

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	93.3%
Exchange Traded Funds	0.0%Footnote Reference1
Rights	0.0%Footnote Reference1
Short-Term Investments	6.7%Footnote Reference2

Top 10 HoldingsFootnote Reference3

Based on total net assets of the portfolio

TTM Technologies, Inc. (Electronic Equipment, Instruments & Components, United States)	0.9%
Black Hills Corp. (Multi-Utilities, United States)	0.9%
Lincoln National Corp. (Insurance, United States)	0.9%
Ameris Bancorp (Banks, United States)	0.9%
MGIC Investment Corp. (Financial Services, United States)	0.9%
Seacoast Banking Corp. of Florida (Banks, United States)	0.8%
GXO Logistics, Inc. (Air Freight & Logistics, United States)	0.8%
Kemper Corp. (Insurance, United States)	0.8%
Beazer Homes USA, Inc. (Household Durables, United States)	0.8%
Evercore, Inc., Class A (Capital Markets, United States)	0.8%
Total	8.5%

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	6.7%
OthersFootnote Reference4	1.4%
Utilities	1.6%
Real Estate	3.4%
Consumer Staples	3.4%
Energy	6.6%
Health Care	8.0%
Consumer Discretionary	10.3%
Materials	11.4%
Information Technology	12.7%
Financials	14.1%
Industrials	20.4%
Footnote	Description
Footnote[1]	Less than 0.05%
Footnote[2]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (6.7% of total investments), such as U.S. treasury bills or money market funds.
Footnote[3]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.
Footnote[4]	Includes additional sectors outside the top 10 listed above.

First Eagle Small Cap Opportunity Fund

October 31, 2024

Annual Shareholder Report

Class R6 | FESRX

First Eagle Investments

For more information, please scan the QR code to navigate to tailored shareholder reports and financial statements and other Information. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

October 31, 2024

Annual Shareholder Report

Class A | FEMAX

This Annual Shareholder Report contains important information about the Class A shares of the Fund for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle U.S. Smid Cap Opportunity Fund

What Were the Fund's Costs for the Year?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class A	$141	1.20%

How Did the Fund Perform Last Year?

The NAV of First Eagle U.S. Smid Cap Opportunity Fund Class A Shares1 increased 34.32% in the 12-month period ended October 31, 2024. The Russell 2500™ Index increased 33.08%, Russell 2500™ Value Index increased 32.42% and S&P 500 increased 38.02% for the same period.

• Industrials, information technology and health care were the largest contributors among equity sectors; energy was the only detractor, while utilities and materials were the next worst performing sectors.

• Tenet Healthcare Corp. was the leading contributor to performance. HF Sinclair Corp. was the largest detractor.

1 Reflects performance for Class A shares without the effect of sales charges and assumes all distributions have been reinvested; if sales charges were included, values would be lower.

Total Return Based on a $10,000 Investment

First Eagle U.S. Smid Cap Opportunity Fund (Class A) | $11,113
S&P 500 Index | $13,743
Russell 2500™ Value Index | $11,519
Russell 2500™ Index | $11,566
$15,000
$10,000
$5,000
$0
Aug-2022
Oct-2022
Jan-2023
Apr-2023
Jul-2023
Oct-2023
Jan-2024
Apr-2024
Jul-2024
Oct-2024

	First Eagle U.S. Smid Cap Opportunity Fund (Class A) | $11,113	S&P 500 Index | $13,743	Russell 2500™ Value Index | $11,519	Russell 2500™ Index | $11,566
Aug-2022	8,759	9,212	9,208	9,190
Sep-2022	7,770.990000	8,363.590000	8,276.830000	8,314.640000
Oct-2022	8,521.660000	9,040.720000	9,150.710000	9,112.370000
Nov-2022	9,006.540000	9,545.950000	9,610.380000	9,497.060000
Dec-2022	8,408.510000	8,995.960000	9,039.160000	8,932.230000
Jan-2023	9,416.690000	9,561.210000	9,942.330000	9,825.320000
Feb-2023	9,083.340000	9,327.930000	9,660.850000	9,594.720000
Mar-2023	8,664.600000	9,670.400000	9,165.260000	9,235.060000
Apr-2023	8,664.600000	9,821.340000	9,043.130000	9,114.580000
May-2023	8,464.450000	9,864.030000	8,785.050000	8,954.760000
Jun-2023	9,501.340000	10,515.800000	9,565.980000	9,717.580000
Jul-2023	9,805.380000	10,853.610000	10,126.730000	10,200.710000
Aug-2023	9,453.370000	10,680.810000	9,736.870000	9,800.210000
Sep-2023	8,854.030000	10,171.570000	9,215.760000	9,252.880000
Oct-2023	8,274.090000	9,957.700000	8,698.670000	8,690.890000
Nov-2023	9,054.330000	10,867.090000	9,488.090000	9,473.230000
Dec-2023	9,852.930000	11,360.790000	10,483.720000	10,488.510000
Jan-2024	9,630.250000	11,551.700000	10,189.570000	10,214.180000
Feb-2024	10,173.400000	12,168.510000	10,598.010000	10,769.780000
Mar-2024	10,687.150000	12,560.020000	11,120.120000	11,214.260000
Apr-2024	10,037.370000	12,047.010000	10,420.950000	10,462.990000
May-2024	10,570.360000	12,644.360000	10,860.150000	10,898.210000
Jun-2024	10,395.950000	13,098.070000	10,641.370000	10,734.900000
Jul-2024	10,929.260000	13,257.500000	11,503.130000	11,532.450000
Aug-2024	11,122.710000	13,579.090000	11,502.680000	11,502.800000
Sep-2024	11,258.400000	13,869.100000	11,665.840000	11,674.060000
Oct-2024	11,113	13,743	11,519	11,566

The above chart represents historical performance of a hypothetical $10,000 investment since inception. The results of this chart do not predict the results of future time periods and does not guarantee the same results.

Average Annual Returns

Class/Index Name	1 Year	Since Inception (8/15/22)
Class A - without sales charge	34.32%	7.36%
Class A - with sales charge	27.57%	4.88%
S&P 500 Index	38.02%	15.38%
Russell 2500™ Value Index	32.42%	6.59%
Russell 2500™ Index	33.08%	6.82%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.334.2143 or visit https://www.firsteagle.com if you have questions about current performance.

Key Fund Statistics

  Net Assets$49,943,437
  Number of Portfolio Holdings76
  Portfolio Turnover Rate26.23%
  Net Investment Advisory Fees (net of waivers and reimbursements)$5,249

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	95.0%
Short-Term Investments	5.0%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Curtiss-Wright Corp. (Aerospace & Defense, United States)	3.3%
Tenet Healthcare Corp. (Health Care Providers & Services, United States)	3.1%
Evercore, Inc., Class A (Capital Markets, United States)	2.6%
Bio-Rad Laboratories, Inc., Class A (Life Sciences Tools & Services, United States)	2.3%
Quanta Services, Inc. (Construction & Engineering, United States)	2.3%
Cardinal Health, Inc. (Health Care Providers & Services, United States)	2.2%
Lennox International, Inc. (Building Products, United States)	2.1%
XPO, Inc. (Ground Transportation, United States)	2.0%
Onto Innovation, Inc. (Semiconductors & Semiconductor Equipment, United States)	1.9%
Radian Group, Inc. (Financial Services, United States)	1.8%
Total	23.6%

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	5.0%
Utilities	1.0%
Materials	4.3%
Energy	5.4%
Consumer Staples	6.0%
Information Technology	11.2%
Consumer Discretionary	13.6%
Financials	15.4%
Health Care	16.2%
Industrials	21.9%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (5.0% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.

First Eagle U.S. Smid Cap Opportunity Fund

October 31, 2024

Annual Shareholder Report

Class A | FEMAX

First Eagle Investments

For more information, please scan the QR code to navigate to tailored shareholder reports and financial statements and other Information. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

October 31, 2024

Annual Shareholder Report

Class I | FESMX

This Annual Shareholder Report contains important information about the Class I shares of the Fund for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle U.S. Smid Cap Opportunity Fund

What Were the Fund's Costs for the Year?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class I	$111	0.95%

How Did the Fund Perform Last Year?

The NAV of First Eagle U.S. Smid Cap Opportunity Fund Class I Shares increased 34.58% in the 12-month period ended October 31, 2024. The Russell 2500™ Index increased 33.08%, Russell 2500™ Value Index increased 32.42% and S&P 500 increased 38.02% for the same period.

• Industrials, information technology and health care were the largest contributors among equity sectors; energy was the only detractor, while utilities and materials were the next worst performing sectors.

• Tenet Healthcare Corp. was the leading contributor to performance. HF Sinclair Corp. was the largest detractor.

Total Return Based on a $1,000,000 Investment

First Eagle U.S. Smid Cap Opportunity Fund (Class I) | $1,176,948
S&P 500 Index | $1,374,332
Russell 2500™ Value Index | $1,151,881
Russell 2500™ Index | $1,156,574
$1,500,000
$1,000,000
$500,000
$0
Aug-2022
Oct-2022
Jan-2023
Apr-2023
Jul-2023
Oct-2023
Jan-2024
Apr-2024
Jul-2024
Oct-2024

	First Eagle U.S. Smid Cap Opportunity Fund (Class I) | $1,176,948	S&P 500 Index | $1,374,332	Russell 2500™ Value Index | $1,151,881	Russell 2500™ Index | $1,156,574
Aug-2022	922,000	921,200	920,800	919,000
Sep-2022	819,012.600000	836,358.740000	827,682.590000	831,464.040000
Oct-2022	898,047.320000	904,071.480000	915,071.350000	911,236.980000
Nov-2022	949,056.400000	954,594.630000	961,037.520000	949,706.370000
Dec-2022	886,798.300000	899,596.150000	903,915.780000	893,222.560000
Jan-2023	993,125.420000	956,121.300000	994,232.700000	982,531.600000
Feb-2023	957,968.780000	932,792.940000	966,084.640000	959,471.950000
Mar-2023	913,806.420000	967,039.720000	916,525.620000	923,505.660000
Apr-2023	913,806.420000	982,133.710000	904,312.870000	911,457.520000
May-2023	893,702.680000	986,402.710000	878,505.360000	895,475.890000
Jun-2023	1,003,002.520000	1,051,579.540000	956,598.390000	971,758.300000
Jul-2023	1,035,098.600000	1,085,361.490000	1,012,673.230000	1,020,070.650000
Aug-2023	997,938.560000	1,068,080.870000	973,686.640000	980,020.570000
Sep-2023	934,769.050000	1,017,157.010000	921,575.890000	925,288.120000
Oct-2023	874,569.920000	995,769.720000	869,866.840000	869,088.490000
Nov-2023	955,817.460000	1,086,708.790000	948,809.070000	947,323.150000
Dec-2023	1,042,032.200000	1,136,078.640000	1,048,372.220000	1,048,851.190000
Jan-2024	1,017,857.050000	1,155,169.600000	1,018,956.840000	1,021,417.720000
Feb-2024	1,075,264.190000	1,216,850.590000	1,059,801.380000	1,076,978.400000
Mar-2024	1,129,672.560000	1,256,002.260000	1,112,012.450000	1,121,426.200000
Apr-2024	1,062,231.110000	1,204,701.410000	1,042,095.040000	1,046,299.030000
May-2024	1,118,635.580000	1,264,436.130000	1,086,015.460000	1,089,821.160000
Jun-2024	1,100,513.680000	1,309,806.750000	1,064,136.530000	1,073,489.780000
Jul-2024	1,155,869.520000	1,325,750.210000	1,150,312.560000	1,153,245.110000
Aug-2024	1,177,021.930000	1,357,908.540000	1,150,268.050000	1,150,280.420000
Sep-2024	1,192,087.810000	1,386,909.530000	1,166,583.820000	1,167,405.750000
Oct-2024	1,176,948	1,374,332	1,151,881	1,156,574

The above chart represents historical performance of a hypothetical $1,000,000 investment since inception. The results of this chart do not predict the results of future time periods and does not guarantee the same results.

Average Annual Returns

Class/Index Name	1 Year	Since Inception (8/15/22)
Class I	34.58%	7.65%
S&P 500 Index	38.02%	15.38%
Russell 2500™ Value Index	32.42%	6.59%
Russell 2500™ Index	33.08%	6.82%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.334.2143 or visit https://www.firsteagle.com if you have questions about current performance.

Key Fund Statistics

  Net Assets$49,943,437
  Number of Portfolio Holdings76
  Portfolio Turnover Rate26.23%
  Net Investment Advisory Fees (net of waivers and reimbursements)$5,249

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	95.0%
Short-Term Investments	5.0%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Curtiss-Wright Corp. (Aerospace & Defense, United States)	3.3%
Tenet Healthcare Corp. (Health Care Providers & Services, United States)	3.1%
Evercore, Inc., Class A (Capital Markets, United States)	2.6%
Bio-Rad Laboratories, Inc., Class A (Life Sciences Tools & Services, United States)	2.3%
Quanta Services, Inc. (Construction & Engineering, United States)	2.3%
Cardinal Health, Inc. (Health Care Providers & Services, United States)	2.2%
Lennox International, Inc. (Building Products, United States)	2.1%
XPO, Inc. (Ground Transportation, United States)	2.0%
Onto Innovation, Inc. (Semiconductors & Semiconductor Equipment, United States)	1.9%
Radian Group, Inc. (Financial Services, United States)	1.8%
Total	23.6%

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	5.0%
Utilities	1.0%
Materials	4.3%
Energy	5.4%
Consumer Staples	6.0%
Information Technology	11.2%
Consumer Discretionary	13.6%
Financials	15.4%
Health Care	16.2%
Industrials	21.9%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (5.0% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.

First Eagle U.S. Smid Cap Opportunity Fund

October 31, 2024

Annual Shareholder Report

Class I | FESMX

First Eagle Investments

For more information, please scan the QR code to navigate to tailored shareholder reports and financial statements and other Information. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

October 31, 2024

Annual Shareholder Report

Class R6 | FEXRX

This Annual Shareholder Report contains important information about the Class R6 shares of the Fund for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle U.S. Smid Cap Opportunity Fund

What Were the Fund's Costs for the Year?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class R6	$111	0.95%

How Did the Fund Perform Last Year?

The NAV of First Eagle U.S. Smid Cap Opportunity Fund Class R6 Shares increased 34.65% in the 12-month period ended October 31, 2024. The Russell 2500™ Index increased 33.08%, Russell 2500™ Value Index increased 32.42% and S&P 500 increased 38.02% for the same period.

• Industrials, information technology and health care were the largest contributors among equity sectors; energy was the only detractor, while utilities and materials were the next worst performing sectors.

• Tenet Healthcare Corp. was the leading contributor to performance. HF Sinclair Corp. was the largest detractor.

Total Return Based on a $10,000 Investment

First Eagle U.S. Smid Cap Opportunity Fund (Class R6) | $11,774
S&P 500 Index | $13,743
Russell 2500™ Value Index | $11,519
Russell 2500™ Index | $11,566
$15,000
$10,000
$5,000
$0
Aug-2022
Oct-2022
Jan-2023
Apr-2023
Jul-2023
Oct-2023
Jan-2024
Apr-2024
Jul-2024
Oct-2024

	First Eagle U.S. Smid Cap Opportunity Fund (Class R6) | $11,774	S&P 500 Index | $13,743	Russell 2500™ Value Index | $11,519	Russell 2500™ Index | $11,566
Aug-2022	9,220	9,212	9,208	9,190
Sep-2022	8,190.130000	8,363.590000	8,276.830000	8,314.640000
Oct-2022	8,980.470000	9,040.720000	9,150.710000	9,112.370000
Nov-2022	9,490.560000	9,545.950000	9,610.380000	9,497.060000
Dec-2022	8,864.190000	8,995.960000	9,039.160000	8,932.230000
Jan-2023	9,927.890000	9,561.210000	9,942.330000	9,825.320000
Feb-2023	9,576.440000	9,327.930000	9,660.850000	9,594.720000
Mar-2023	9,134.970000	9,670.400000	9,165.260000	9,235.060000
Apr-2023	9,134.970000	9,821.340000	9,043.130000	9,114.580000
May-2023	8,934	9,864.030000	8,785.050000	8,954.760000
Jun-2023	10,028.410000	10,515.800000	9,565.980000	9,717.580000
Jul-2023	10,349.320000	10,853.610000	10,126.730000	10,200.710000
Aug-2023	9,977.780000	10,680.810000	9,736.870000	9,800.210000
Sep-2023	9,345.190000	10,171.570000	9,215.760000	9,252.880000
Oct-2023	8,743.360000	9,957.700000	8,698.670000	8,690.890000
Nov-2023	9,556.490000	10,867.090000	9,488.090000	9,473.230000
Dec-2023	10,410.840000	11,360.790000	10,483.720000	10,488.510000
Jan-2024	10,171.390000	11,551.700000	10,189.570000	10,214.180000
Feb-2024	10,754.210000	12,168.510000	10,598.010000	10,769.780000
Mar-2024	11,295.150000	12,560.020000	11,120.120000	11,214.260000
Apr-2024	10,618.570000	12,047.010000	10,420.950000	10,462.990000
May-2024	11,180.290000	12,644.360000	10,860.150000	10,898.210000
Jun-2024	11,003.650000	13,098.070000	10,641.370000	10,734.900000
Jul-2024	11,554.930000	13,257.500000	11,503.130000	11,532.450000
Aug-2024	11,762.920000	13,579.090000	11,502.680000	11,502.800000
Sep-2024	11,919.360000	13,869.100000	11,665.840000	11,674.060000
Oct-2024	11,774	13,743	11,519	11,566

The above chart represents historical performance of a hypothetical $10,000 investment since inception. The results of this chart do not predict the results of future time periods and does not guarantee the same results.

Average Annual Returns

Class/Index Name	1 Year	Since Inception (8/15/22)
Class R6	34.65%	7.66%
S&P 500 Index	38.02%	15.38%
Russell 2500™ Value Index	32.42%	6.59%
Russell 2500™ Index	33.08%	6.82%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.334.2143 or visit https://www.firsteagle.com if you have questions about current performance.

Key Fund Statistics

  Net Assets$49,943,437
  Number of Portfolio Holdings76
  Portfolio Turnover Rate26.23%
  Net Investment Advisory Fees (net of waivers and reimbursements)$5,249

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	95.0%
Short-Term Investments	5.0%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Curtiss-Wright Corp. (Aerospace & Defense, United States)	3.3%
Tenet Healthcare Corp. (Health Care Providers & Services, United States)	3.1%
Evercore, Inc., Class A (Capital Markets, United States)	2.6%
Bio-Rad Laboratories, Inc., Class A (Life Sciences Tools & Services, United States)	2.3%
Quanta Services, Inc. (Construction & Engineering, United States)	2.3%
Cardinal Health, Inc. (Health Care Providers & Services, United States)	2.2%
Lennox International, Inc. (Building Products, United States)	2.1%
XPO, Inc. (Ground Transportation, United States)	2.0%
Onto Innovation, Inc. (Semiconductors & Semiconductor Equipment, United States)	1.9%
Radian Group, Inc. (Financial Services, United States)	1.8%
Total	23.6%

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	5.0%
Utilities	1.0%
Materials	4.3%
Energy	5.4%
Consumer Staples	6.0%
Information Technology	11.2%
Consumer Discretionary	13.6%
Financials	15.4%
Health Care	16.2%
Industrials	21.9%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (5.0% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.

First Eagle U.S. Smid Cap Opportunity Fund

October 31, 2024

Annual Shareholder Report

Class R6 | FEXRX

First Eagle Investments

For more information, please scan the QR code to navigate to tailored shareholder reports and financial statements and other Information. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

October 31, 2024

Annual Shareholder Report

Class A | FERAX

This Annual Shareholder Report contains important information about the Class A shares of the Fund for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Global Real Assets Fund

What Were the Fund's Costs for the Year?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class A	$120	1.10%

How Did the Fund Perform Last Year?

The NAV of First Eagle Global Real Assets Fund Class A Shares1  increased 18.66% in the 12-month period ended October 31, 2024. The MSCI World Index increased 33.68% and the consumer price index increased 2.58% for the same period.

• Our equity holdings contributed to performance, while gold and gold-related equities also were a contributor.

• All geographic regions contributed to performance. North America and developed Europe were the leading contributors, while developed Asia excluding Japan and emerging markets were the worst performing regions.

• Materials, real estate and industrials were the largest contributors among equity sectors; communication services and information technology were the detractors, while consumer discretionary was the next worst performing sector.

• Gold bullion was the leading contributor to performance. Schlumberger NV was the largest detractor.

1 Reflects performance for Class A shares without the effect of sales charges and assumes all distributions have been reinvested; if sales charges were included, values would be lower.

Total Return Based on a $10,000 Investment

First Eagle Global Real Assets Fund (Class A) | $11,129
MSCI World Index | $12,310
Consumer Price Index for Urban Consumers (CPI-U) | $11,315
$15,000
$10,000
$5,000
$0
Nov-2021
Apr-2022
Oct-2022
Apr-2023
Oct-2023
Apr-2024
Oct-2024

	First Eagle Global Real Assets Fund (Class A) | $11,129	MSCI World Index | $12,310	Consumer Price Index for Urban Consumers (CPI-U) | $11,315
Nov-2021	9,500	10,000	10,000
Dec-2021	9,908.500000	10,427.400000	10,072.060000
Jan-2022	9,879.770000	9,875.680000	10,128.800000
Feb-2022	9,955.840000	9,625.910000	10,205.740000
Mar-2022	10,401.860000	9,890.080000	10,313.990000
Apr-2022	9,859.920000	9,068.480000	10,357.430000
May-2022	10,059.090000	9,075.340000	10,450.500000
Jun-2022	9,099.460000	8,289.220000	10,580.960000
Jul-2022	9,564.440000	8,947.350000	10,580.270000
Aug-2022	9,146.470000	8,573.280000	10,588.600000
Sep-2022	8,320.550000	7,776.310000	10,629.200000
Oct-2022	9,090.200000	8,334.750000	10,683.790000
Nov-2022	9,773.780000	8,914.270000	10,711.950000
Dec-2022	9,512.820000	8,535.710000	10,717.830000
Jan-2023	10,212.960000	9,139.660000	10,773.210000
Feb-2023	9,714.570000	8,919.960000	10,814.570000
Mar-2023	9,829.200000	9,195.580000	10,822.990000
Apr-2023	9,963.860000	9,356.770000	10,869.190000
May-2023	9,312.230000	9,263.360000	10,881.140000
Jun-2023	9,743.380000	9,823.590000	10,904.020000
Jul-2023	10,203.270000	10,153.590000	10,926.440000
Aug-2023	9,982.880000	9,911.060000	10,982.360000
Sep-2023	9,656.440000	9,483.520000	11,021.850000
Oct-2023	9,378.330000	9,208.350000	11,030.560000
Nov-2023	9,896.020000	10,071.650000	11,048.250000
Dec-2023	10,425.460000	10,566.110000	11,074
Jan-2024	10,113.730000	10,692.900000	11,107.820000
Feb-2024	10,153.180000	11,146.260000	11,156.930000
Mar-2024	10,777.600000	11,504.440000	11,199.110000
Apr-2024	10,387.450000	11,077.110000	11,234.150000
May-2024	10,747.890000	11,571.730000	11,234.800000
Jun-2024	10,465.220000	11,807.190000	11,228.480000
Jul-2024	10,972.790000	12,015.260000	11,245.880000
Aug-2024	11,158.230000	12,332.830000	11,266.930000
Sep-2024	11,402.590000	12,558.690000	11,287.200000
Oct-2024	11,129	12,310	11,315

The above chart represents historical performance of a hypothetical $10,000 investment since inception. The results of this chart do not predict the results of future time periods and does not guarantee the same results.

Average Annual Returns

Class/Index Name	1 Year	Since Inception (11/30/21)
Class A - without sales charge	18.66%	5.58%
Class A - with sales charge	12.78%	3.73%
MSCI World Index	33.68%	7.38%
Consumer Price Index for Urban Consumers (CPI-U)	2.58%	4.33%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.334.2143 or visit https://www.firsteagle.com if you have questions about current performance.

Key Fund Statistics

  Net Assets$14,297,966
  Number of Portfolio Holdings72
  Portfolio Turnover Rate40.98%
  Net Investment Advisory Fees (net of waivers and reimbursements)$-

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	90.7%
Commodities	3.8%
Master Limited Partnerships	3.1%
Exchange Traded Funds	1.2%
Short-Term Investments	1.2%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Gold bullion (Precious Metal)Footnote Reference3	3.9%
CRH plc (Construction Materials, United States)	2.8%
Wheaton Precious Metals Corp. (Metals & Mining, Canada)	2.7%
Extra Space Storage, Inc., REIT (Specialized REITs, United States)	2.6%
ONEOK, Inc. (Oil, Gas & Consumable Fuels, United States)	2.6%
Imperial Oil Ltd. (Oil, Gas & Consumable Fuels, Canada)	2.5%
Enterprise Products Partners LP (Oil, Gas & Consumable Fuels, United States)	2.5%
Shell plc (Oil, Gas & Consumable Fuels, United Kingdom)	2.3%
Grupo Mexico SAB de CV, Series B (Metals & Mining, Mexico)	2.2%
FUCHS SE (Preference) (Chemicals, Germany)	2.2%
Total	26.3%

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	1.2%
OthersFootnote Reference4	1.0%
Investment Funds	1.2%
Communication Services	2.2%
Health Care	3.1%
Commodities	3.8%
Consumer Staples	4.8%
Utilities	7.6%
Industrials	10.6%
Energy	15.7%
Materials	24.0%
Real Estate	24.8%

Asset Allocation by CountryFootnote Reference5

Based on total investments in the portfolio

United States	48.3%
Canada	12.9%
United Kingdom	10.7%
Mexico	6.2%
Japan	4.0%
Hong Kong	3.6%
Germany	2.2%
Australia	2.0%
Singapore	2.0%
Faroe Islands	1.5%
OthersFootnote Reference6	5.4%
Short-Term Investments	1.2%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (1.2% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.
Footnote[3]	The Fund invests in gold and precious metals through investment in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Gold bullion and commodities include the Fund’s investment in the Subsidiary.
Footnote[4]	Includes additional sectors outside the top 10 listed above.
Footnote[5]	Country allocations reflect country of risk not currency of issue. Bonds of non-U.S. issuers may be U.S. dollar denominated.
Footnote[6]	Includes additional countries outside the top 10 listed above.

First Eagle Global Real Assets Fund

October 31, 2024

Annual Shareholder Report

Class A | FERAX

First Eagle Investments

For more information, please scan the QR code to navigate to tailored shareholder reports and financial statements and other Information. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

October 31, 2024

Annual Shareholder Report

Class I | FEREX

This Annual Shareholder Report contains important information about the Class I shares of the Fund for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Global Real Assets Fund

What Were the Fund's Costs for the Year?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class I	$93	0.85%

How Did the Fund Perform Last Year?

The NAV of First Eagle Global Real Assets Fund Class I Shares  increased 19.04% in the 12-month period ended October 31, 2024. The MSCI World Index increased 33.68% and the consumer price index increased 2.58% for the same period.

• Our equity holdings contributed to performance, while gold and gold-related equities also were a contributor.

• All geographic regions contributed to performance. North America and developed Europe were the leading contributors, while developed Asia excluding Japan and emerging markets were the worst performing regions.

• Materials, real estate and industrials were the largest contributors among equity sectors; communication services and information technology were the detractors, while consumer discretionary was the next worst performing sector.

• Gold bullion was the leading contributor to performance. Schlumberger NV was the largest detractor.

Total Return Based on a $1,000,000 Investment

First Eagle Global Real Assets Fund (Class I) | $1,180,857
MSCI World Index | $1,230,957
Consumer Price Index for Urban Consumers (CPI-U) | $1,131,475
$1,500,000
$1,000,000
$500,000
$0
Nov-2021
Apr-2022
Oct-2022
Apr-2023
Oct-2023
Apr-2024
Oct-2024

	First Eagle Global Real Assets Fund (Class I) | $1,180,857	MSCI World Index | $1,230,957	Consumer Price Index for Urban Consumers (CPI-U) | $1,131,475
Nov-2021	1,000,000	1,000,000	1,000,000
Dec-2021	1,044,000	1,042,740.190000	1,007,205.910000
Jan-2022	1,040,032.800000	987,567.860000	1,012,880.250000
Feb-2022	1,049,081.090000	962,591.070000	1,020,573.960000
Mar-2022	1,096,079.920000	989,007.800000	1,031,398.960000
Apr-2022	1,039,083.760000	906,847.620000	1,035,742.600000
May-2022	1,060,073.250000	907,534.420000	1,045,050.380000
Jun-2022	959,048.270000	828,921.980000	1,058,095.620000
Jul-2022	1,009,014.690000	894,735.320000	1,058,027.470000
Aug-2022	965,021.650000	857,328.400000	1,058,859.610000
Sep-2022	877,976.700000	777,631.240000	1,062,919.880000
Oct-2022	959,013.940000	833,475.220000	1,068,379.010000
Nov-2022	1,031,035.890000	891,427.100000	1,071,194.660000
Dec-2022	1,004,125.850000	853,570.600000	1,071,782.900000
Jan-2023	1,078,531.580000	913,965.900000	1,077,320.940000
Feb-2023	1,025,575.680000	891,995.520000	1,081,456.530000
Mar-2023	1,038,805.610000	919,557.900000	1,082,299.430000
Apr-2023	1,053,037.240000	935,677.370000	1,086,919.250000
May-2023	983,747.390000	926,336.120000	1,088,113.660000
Jun-2023	1,030,672.140000	982,358.880000	1,090,402.050000
Jul-2023	1,078,598.400000	1,015,359.020000	1,092,643.800000
Aug-2023	1,056,163.550000	991,106.440000	1,098,235.650000
Sep-2023	1,021,521.390000	948,351.710000	1,102,184.730000
Oct-2023	993,020.940000	920,834.490000	1,103,056.320000
Nov-2023	1,048,034.300000	1,007,164.630000	1,104,824.620000
Dec-2023	1,102,741.690000	1,056,610.620000	1,107,399.950000
Jan-2024	1,071,534.100000	1,069,290.460000	1,110,782.320000
Feb-2024	1,075,713.080000	1,114,625.880000	1,115,692.670000
Mar-2024	1,141,331.580000	1,150,444.180000	1,119,910.760000
Apr-2024	1,100,700.180000	1,107,711.270000	1,123,415.080000
May-2024	1,139,224.680000	1,157,172.770000	1,123,479.640000
Jun-2024	1,109,035.230000	1,180,718.810000	1,122,848.360000
Jul-2024	1,163,156.150000	1,201,525.940000	1,124,587.960000
Aug-2024	1,182,929.800000	1,233,282.860000	1,126,693.420000
Sep-2024	1,210,018.900000	1,255,869.130000	1,128,719.970000
Oct-2024	1,180,857	1,230,957	1,131,475

The above chart represents historical performance of a hypothetical $1,000,000 investment since inception. The results of this chart do not predict the results of future time periods and does not guarantee the same results.

Average Annual Returns

Class/Index Name	1 Year	Since Inception (11/30/21)
Class I	19.04%	5.86%
MSCI World Index	33.68%	7.38%
Consumer Price Index for Urban Consumers (CPI-U)	2.58%	4.33%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.334.2143 or visit https://www.firsteagle.com if you have questions about current performance.

Key Fund Statistics

  Net Assets$14,297,966
  Number of Portfolio Holdings72
  Portfolio Turnover Rate40.98%
  Net Investment Advisory Fees (net of waivers and reimbursements)$-

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	90.7%
Commodities	3.8%
Master Limited Partnerships	3.1%
Exchange Traded Funds	1.2%
Short-Term Investments	1.2%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Gold bullion (Precious Metal)Footnote Reference3	3.9%
CRH plc (Construction Materials, United States)	2.8%
Wheaton Precious Metals Corp. (Metals & Mining, Canada)	2.7%
Extra Space Storage, Inc., REIT (Specialized REITs, United States)	2.6%
ONEOK, Inc. (Oil, Gas & Consumable Fuels, United States)	2.6%
Imperial Oil Ltd. (Oil, Gas & Consumable Fuels, Canada)	2.5%
Enterprise Products Partners LP (Oil, Gas & Consumable Fuels, United States)	2.5%
Shell plc (Oil, Gas & Consumable Fuels, United Kingdom)	2.3%
Grupo Mexico SAB de CV, Series B (Metals & Mining, Mexico)	2.2%
FUCHS SE (Preference) (Chemicals, Germany)	2.2%
Total	26.3%

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	1.2%
OthersFootnote Reference4	1.0%
Investment Funds	1.2%
Communication Services	2.2%
Health Care	3.1%
Commodities	3.8%
Consumer Staples	4.8%
Utilities	7.6%
Industrials	10.6%
Energy	15.7%
Materials	24.0%
Real Estate	24.8%

Asset Allocation by CountryFootnote Reference5

Based on total investments in the portfolio

United States	48.3%
Canada	12.9%
United Kingdom	10.7%
Mexico	6.2%
Japan	4.0%
Hong Kong	3.6%
Germany	2.2%
Australia	2.0%
Singapore	2.0%
Faroe Islands	1.5%
OthersFootnote Reference6	5.4%
Short-Term Investments	1.2%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (1.2% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.
Footnote[3]	The Fund invests in gold and precious metals through investment in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Gold bullion and commodities include the Fund’s investment in the Subsidiary.
Footnote[4]	Includes additional sectors outside the top 10 listed above.
Footnote[5]	Country allocations reflect country of risk not currency of issue. Bonds of non-U.S. issuers may be U.S. dollar denominated.
Footnote[6]	Includes additional countries outside the top 10 listed above.

First Eagle Global Real Assets Fund

October 31, 2024

Annual Shareholder Report

Class I | FEREX

First Eagle Investments

For more information, please scan the QR code to navigate to tailored shareholder reports and financial statements and other Information. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

October 31, 2024

Annual Shareholder Report

Class R6 | FERRX

This Annual Shareholder Report contains important information about the Class R6 shares of the Fund for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Global Real Assets Fund

What Were the Fund's Costs for the Year?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class R6	$93	0.85%

How Did the Fund Perform Last Year?

The NAV of First Eagle Global Real Assets Fund Class R6 Shares  increased 18.96% in the 12-month period ended October 31, 2024. The MSCI World Index increased 33.68% and the consumer price index increased 2.58% for the same period.

• Our equity holdings contributed to performance, while gold and gold-related equities also were a contributor.

• All geographic regions contributed to performance. North America and developed Europe were the leading contributors, while developed Asia excluding Japan and emerging markets were the worst performing regions.

• Materials, real estate and industrials were the largest contributors among equity sectors; communication services and information technology were the detractors, while consumer discretionary was the next worst performing sector.

• Gold bullion was the leading contributor to performance. Schlumberger NV was the largest detractor.

Total Return Based on a $10,000 Investment

First Eagle Global Real Assets Fund (Class R6) | $11,802
MSCI World Index | $12,310
Consumer Price Index for Urban Consumers (CPI-U) | $11,315
$15,000
$10,000
$5,000
$0
Nov-2021
Apr-2022
Oct-2022
Apr-2023
Oct-2023
Apr-2024
Oct-2024

	First Eagle Global Real Assets Fund (Class R6) | $11,802	MSCI World Index | $12,310	Consumer Price Index for Urban Consumers (CPI-U) | $11,315
Nov-2021	10,000	10,000	10,000
Dec-2021	10,440	10,427.400000	10,072.060000
Jan-2022	10,400.330000	9,875.680000	10,128.800000
Feb-2022	10,490.810000	9,625.910000	10,205.740000
Mar-2022	10,960.800000	9,890.080000	10,313.990000
Apr-2022	10,390.840000	9,068.480000	10,357.430000
May-2022	10,600.730000	9,075.340000	10,450.500000
Jun-2022	9,590.480000	8,289.220000	10,580.960000
Jul-2022	10,090.150000	8,947.350000	10,580.270000
Aug-2022	9,650.220000	8,573.280000	10,588.600000
Sep-2022	8,779.770000	7,776.310000	10,629.200000
Oct-2022	9,590.140000	8,334.750000	10,683.790000
Nov-2022	10,310.360000	8,914.270000	10,711.950000
Dec-2022	10,043.320000	8,535.710000	10,717.830000
Jan-2023	10,787.530000	9,139.660000	10,773.210000
Feb-2023	10,257.860000	8,919.960000	10,814.570000
Mar-2023	10,390.190000	9,195.580000	10,822.990000
Apr-2023	10,523.180000	9,356.770000	10,869.190000
May-2023	9,840.230000	9,263.360000	10,881.140000
Jun-2023	10,298.780000	9,823.590000	10,904.020000
Jul-2023	10,787.980000	10,153.590000	10,926.440000
Aug-2023	10,553.880000	9,911.060000	10,982.360000
Sep-2023	10,207.710000	9,483.520000	11,021.850000
Oct-2023	9,932.100000	9,208.350000	11,030.560000
Nov-2023	10,472.410000	10,071.650000	11,048.250000
Dec-2023	11,031.630000	10,566.110000	11,074
Jan-2024	10,708.410000	10,692.900000	11,107.820000
Feb-2024	10,750.170000	11,146.260000	11,156.930000
Mar-2024	11,405.930000	11,504.440000	11,199.110000
Apr-2024	11,010.150000	11,077.110000	11,234.150000
May-2024	11,395.500000	11,571.730000	11,234.800000
Jun-2024	11,093.520000	11,807.190000	11,228.480000
Jul-2024	11,634.880000	12,015.260000	11,245.880000
Aug-2024	11,832.680000	12,332.830000	11,266.930000
Sep-2024	12,093	12,558.690000	11,287.200000
Oct-2024	11,802	12,310	11,315

The above chart represents historical performance of a hypothetical $10,000 investment since inception. The results of this chart do not predict the results of future time periods and does not guarantee the same results.

Average Annual Returns

Class/Index Name	1 Year	Since Inception (11/30/21)
Class R6	18.96%	5.84%
MSCI World Index	33.68%	7.38%
Consumer Price Index for Urban Consumers (CPI-U)	2.58%	4.33%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.334.2143 or visit https://www.firsteagle.com if you have questions about current performance.

Key Fund Statistics

  Net Assets$14,297,966
  Number of Portfolio Holdings72
  Portfolio Turnover Rate40.98%
  Net Investment Advisory Fees (net of waivers and reimbursements)$-

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	90.7%
Commodities	3.8%
Master Limited Partnerships	3.1%
Exchange Traded Funds	1.2%
Short-Term Investments	1.2%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Gold bullion (Precious Metal)Footnote Reference3	3.9%
CRH plc (Construction Materials, United States)	2.8%
Wheaton Precious Metals Corp. (Metals & Mining, Canada)	2.7%
Extra Space Storage, Inc., REIT (Specialized REITs, United States)	2.6%
ONEOK, Inc. (Oil, Gas & Consumable Fuels, United States)	2.6%
Imperial Oil Ltd. (Oil, Gas & Consumable Fuels, Canada)	2.5%
Enterprise Products Partners LP (Oil, Gas & Consumable Fuels, United States)	2.5%
Shell plc (Oil, Gas & Consumable Fuels, United Kingdom)	2.3%
Grupo Mexico SAB de CV, Series B (Metals & Mining, Mexico)	2.2%
FUCHS SE (Preference) (Chemicals, Germany)	2.2%
Total	26.3%

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	1.2%
OthersFootnote Reference4	1.0%
Investment Funds	1.2%
Communication Services	2.2%
Health Care	3.1%
Commodities	3.8%
Consumer Staples	4.8%
Utilities	7.6%
Industrials	10.6%
Energy	15.7%
Materials	24.0%
Real Estate	24.8%

Asset Allocation by CountryFootnote Reference5

Based on total investments in the portfolio

United States	48.3%
Canada	12.9%
United Kingdom	10.7%
Mexico	6.2%
Japan	4.0%
Hong Kong	3.6%
Germany	2.2%
Australia	2.0%
Singapore	2.0%
Faroe Islands	1.5%
OthersFootnote Reference6	5.4%
Short-Term Investments	1.2%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (1.2% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.
Footnote[3]	The Fund invests in gold and precious metals through investment in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Gold bullion and commodities include the Fund’s investment in the Subsidiary.
Footnote[4]	Includes additional sectors outside the top 10 listed above.
Footnote[5]	Country allocations reflect country of risk not currency of issue. Bonds of non-U.S. issuers may be U.S. dollar denominated.
Footnote[6]	Includes additional countries outside the top 10 listed above.

First Eagle Global Real Assets Fund

October 31, 2024

Annual Shareholder Report

Class R6 | FERRX

First Eagle Investments

For more information, please scan the QR code to navigate to tailored shareholder reports and financial statements and other Information. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

October 31, 2024

Annual Shareholder Report

Class A | FEHAX

This Annual Shareholder Report contains important information about the Class A shares of the Fund, and any material changes that occurred for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle High Yield Municipal Fund

What Were the Fund's Costs for the Year?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class A	$87	0.80%

How Did the Fund Perform Last Year?

The NAV of First Eagle High Yield Municipal Fund Class A Shares1 increased 17.15% in the 12-month period ended October 31, 2024. The S&P Municipal Yield Index increased 16.94%, the S&P Municipal Bond Index increased 10.08% and the Bloomberg U.S. Corporate High Yield Index increased 16.47% for the same period.

• Transportation and health care were the largest contributors among sectors, while tobacco settlement was the only detractor and education was the next worst performing sector.

• Sanctuary LTC LLC was the leading contributor to performance.

• Buckeye Tobacco Settlement Financing Authority was the largest detractor to performance.

1 Reflects performance for Class A shares without the effect of sales charges and assumes all distributions have been reinvested; if sales charges were included, values would be lower.

Total Return Based on a $10,000 Investment

First Eagle High Yield Municipal Fund (Class A) | $13,830
Bloomberg U.S. Corporate High Yield Index | $16,078
S&P Municipal Yield Index | $15,093
S&P Municipal Bond Index | $12,651
$20,000
$15,000
$10,000
$5,000
$0
Oct-2014
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024

	First Eagle High Yield Municipal Fund (Class A) | $13,830	Bloomberg U.S. Corporate High Yield Index | $16,078	S&P Municipal Yield Index | $15,093	S&P Municipal Bond Index | $12,651
Oct-2014	10,000	10,000	10,000	10,000
Nov-2014	9,459.280000	9,927.160000	10,065.350000	10,016.890000
Dec-2014	9,266.310000	9,783.450000	10,135.980000	10,070.750000
Jan-2015	9,254.260000	9,848.090000	10,309.570000	10,241.910000
Feb-2015	9,487.470000	10,085.420000	10,257.140000	10,147.880000
Mar-2015	9,462.800000	10,030.230000	10,262	10,172.990000
Apr-2015	9,655.840000	10,151.260000	10,218.590000	10,126.890000
May-2015	9,718.600000	10,182.070000	10,253.580000	10,105.440000
Jun-2015	9,593.230000	10,030.500000	10,092.100000	10,071.660000
Jul-2015	9,436.860000	9,972.090000	10,138.950000	10,142.860000
Aug-2015	9,231.140000	9,798.380000	10,188.410000	10,168.880000
Sep-2015	9,023.440000	9,543.410000	10,329.260000	10,244.190000
Oct-2015	9,146.160000	9,805.770000	10,415.900000	10,287.550000
Nov-2015	8,999.820000	9,587.810000	10,465.240000	10,331.830000
Dec-2015	8,582.230000	9,346.330000	10,537.890000	10,404.860000
Jan-2016	8,250.950000	9,196.120000	10,609.580000	10,514.860000
Feb-2016	8,200.620000	9,248.680000	10,674.400000	10,531.290000
Mar-2016	8,700.040000	9,659.730000	10,777.530000	10,575.110000
Apr-2016	9,124.600000	10,037.910000	10,865.420000	10,649.500000
May-2016	9,228.620000	10,099.890000	10,974.720000	10,682.820000
Jun-2016	9,308.910000	10,192.850000	11,255.640000	10,857.640000
Jul-2016	9,483.920000	10,468.450000	11,296.680000	10,859.010000
Aug-2016	9,666.010000	10,687.440000	11,356.340000	10,883.660000
Sep-2016	9,770.410000	10,758.670000	11,378.930000	10,842.580000
Oct-2016	9,899.370000	10,800.220000	11,282.920000	10,754.030000
Nov-2016	9,852.850000	10,748.940000	10,814.120000	10,381.580000
Dec-2016	10,027.240000	10,947.330000	10,872.360000	10,485.190000
Jan-2017	10,136.540000	11,106.330000	10,978.400000	10,539.960000
Feb-2017	10,168	11,267.970000	11,146.110000	10,610.710000
Mar-2017	10,188.300000	11,242.820000	11,176.890000	10,633.530000
Apr-2017	10,275.920000	11,372.650000	11,295.020000	10,710.210000
May-2017	10,329.350000	11,471.540000	11,414.750000	10,851.210000
Jun-2017	10,292.170000	11,487.060000	11,407.220000	10,826.710000
Jul-2017	10,369.360000	11,614.270000	11,478.030000	10,898.190000
Aug-2017	10,322.700000	11,609.720000	11,591	10,983.440000
Sep-2017	10,414.570000	11,713.970000	11,490.660000	10,933.600000
Oct-2017	10,464.560000	11,763.450000	11,483.130000	10,947.870000
Nov-2017	10,473.980000	11,733.420000	11,514.500000	10,900.590000
Dec-2017	10,484.450000	11,768.870000	11,636.020000	11,003.940000
Jan-2018	10,588.250000	11,839.460000	11,607.670000	10,899.420000
Feb-2018	10,477.070000	11,738.840000	11,591.240000	10,857.080000
Mar-2018	10,570.320000	11,667.930000	11,715.010000	10,902.390000
Apr-2018	10,575.600000	11,743.850000	11,749.110000	10,864.750000
May-2018	10,606.270000	11,740.590000	11,936.210000	10,987.710000
Jun-2018	10,652.940000	11,787.720000	12,003.940000	11,001.550000
Jul-2018	10,709.400000	11,916.360000	12,068.340000	11,029.750000
Aug-2018	10,751.160000	12,004.240000	12,156.410000	11,050.160000
Sep-2018	10,817.820000	12,071.090000	12,097.990000	10,986.050000
Oct-2018	10,730.200000	11,878.120000	11,951.100000	10,913.970000
Nov-2018	10,581.050000	11,775.930000	11,994.510000	11,027.200000
Dec-2018	10,407.520000	11,523.800000	12,113.710000	11,153.140000
Jan-2019	10,664.580000	12,044.710000	12,184.520000	11,235.110000
Feb-2019	10,818.150000	12,245	12,296.130000	11,294.220000
Mar-2019	10,826.810000	12,360.180000	12,586.720000	11,461.120000
Apr-2019	10,893.940000	12,535.910000	12,654.500000	11,499.390000
May-2019	10,859.070000	12,386.930000	12,869.660000	11,654.070000
Jun-2019	11,036.080000	12,669.240000	12,947.400000	11,704.040000
Jul-2019	11,092.360000	12,740.680000	13,040.390000	11,794.190000
Aug-2019	11,152.260000	12,791.640000	13,328.490000	11,963.320000
Sep-2019	11,157.840000	12,838.230000	13,298.190000	11,886.080000
Oct-2019	11,109.860000	12,873.680000	13,319.240000	11,903.750000
Nov-2019	11,122.080000	12,915.710000	13,362	11,923.820000
Dec-2019	11,304.480000	13,173.930000	13,436.360000	11,962.830000
Jan-2020	11,281.870000	13,177.440000	13,724.760000	12,157.610000
Feb-2020	11,114.900000	12,991.620000	13,999.690000	12,304.380000
Mar-2020	9,927.830000	11,502.830000	12,725.130000	11,893.800000
Apr-2020	10,379.540000	12,021.080000	12,374.470000	11,753.840000
May-2020	10,653.560000	12,550.660000	12,812.900000	12,104.960000
Jun-2020	10,901.790000	12,673.510000	13,279.980000	12,198.980000
Jul-2020	11,258.280000	13,267.660000	13,589.660000	12,370.660000
Aug-2020	11,469.940000	13,393.790000	13,631.770000	12,340.610000
Sep-2020	11,522.700000	13,256.020000	13,638.650000	12,343.360000
Oct-2020	11,597.600000	13,323.340000	13,663.970000	12,325.910000
Nov-2020	11,886.380000	13,850.410000	13,968.080000	12,482.290000
Dec-2020	12,084.880000	14,111.090000	14,210.160000	12,555.390000
Jan-2021	12,075.210000	14,157.770000	14,474.540000	12,626.080000
Feb-2021	11,989.480000	14,209.780000	14,318.090000	12,454.460000
Mar-2021	11,975.090000	14,231.040000	14,431.600000	12,522.970000
Apr-2021	12,022.990000	14,385.610000	14,623.870000	12,623.640000
May-2021	12,098.730000	14,428.160000	14,785.470000	12,674.430000
Jun-2021	12,324.980000	14,621.440000	14,941.850000	12,710.910000
Jul-2021	12,360.720000	14,677.130000	15,095.980000	12,799.790000
Aug-2021	12,412.640000	14,752.530000	15,060.760000	12,765.260000
Sep-2021	12,422.570000	14,750.910000	14,924.650000	12,678.250000
Oct-2021	12,391.510000	14,725.650000	14,876.560000	12,665.810000
Nov-2021	12,277.510000	14,582.440000	15,067.460000	12,759.170000
Dec-2021	12,466.580000	14,855.780000	15,113.060000	12,777.500000
Jan-2022	12,213.510000	14,449.570000	14,695.740000	12,472.440000
Feb-2022	12,054.740000	14,301.220000	14,579.210000	12,408.580000
Mar-2022	11,900.440000	14,137.260000	14,071.570000	12,070.820000
Apr-2022	11,586.260000	13,634.560000	13,549.870000	11,744
May-2022	11,600.170000	13,667.990000	13,767.100000	11,917.460000
Jun-2022	10,964.480000	12,747.730000	13,282.230000	11,705.750000
Jul-2022	11,449.110000	13,500.270000	13,817.870000	12,008.460000
Aug-2022	11,281.950000	13,189.170000	13,493.410000	11,733.740000
Sep-2022	10,926.570000	12,665.310000	12,669.740000	11,307.780000
Oct-2022	11,203.010000	12,994.450000	12,434.130000	11,227.060000
Nov-2022	11,392.340000	13,276.490000	13,182.190000	11,746.650000
Dec-2022	11,367.280000	13,193.630000	13,150.820000	11,749.390000
Jan-2023	11,721.940000	13,695.940000	13,721.620000	12,080.880000
Feb-2023	11,562.520000	13,519.880000	13,328.020000	11,799.560000
Mar-2023	11,730.180000	13,664.390000	13,532.670000	12,044.870000
Apr-2023	11,808.770000	13,800.840000	13,611.250000	12,030.200000
May-2023	11,757.990000	13,674.380000	13,544.120000	11,940.040000
Jun-2023	11,867.340000	13,903.190000	13,764.670000	12,045.990000
Jul-2023	12,008.560000	14,095.010000	13,816.320000	12,076.470000
Aug-2023	12,045.790000	14,134.050000	13,660.350000	11,943.560000
Sep-2023	11,901.240000	13,966.840000	13,200.930000	11,623.920000
Oct-2023	11,803.650000	13,804.190000	12,907.140000	11,492.220000
Nov-2023	12,206.150000	14,429.580000	13,860.680000	12,170.250000
Dec-2023	12,425.870000	14,967.520000	14,309.080000	12,458.120000
Jan-2024	12,529	14,966.920000	14,380.390000	12,439.070000
Feb-2024	12,747	15,010.660000	14,486.400000	12,448.630000
Mar-2024	12,947.130000	15,188.230000	14,588.750000	12,446.640000
Apr-2024	12,883.690000	15,045.460000	14,404.950000	12,313.240000
May-2024	13,087.250000	15,210.760000	14,485.710000	12,283.400000
Jun-2024	13,464.170000	15,354.400000	14,787.600000	12,479.310000
Jul-2024	13,655.360000	15,652.910000	14,941.920000	12,586.910000
Aug-2024	13,811.030000	15,908.240000	15,086.090000	12,690.160000
Sep-2024	14,043.050000	16,165.620000	15,289.520000	12,817.790000
Oct-2024	13,830	16,078	15,093	12,651

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years. The results of this chart do not predict the results of future time periods and does not guarantee the same results.

Average Annual Returns

Class/Index Name	1 Year	5 Years	10 Years
Class A - without sales charge	17.15%	4.51%	3.79%
Class A - with sales charge	11.83%	3.55%	3.31%
Bloomberg U.S. Corporate High Yield Index	16.47%	4.55%	4.86%
S&P Municipal Yield Index	16.94%	2.53%	4.20%
S&P Municipal Bond Index	10.08%	1.22%	2.38%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.334.2143 or visit https://www.firsteagle.com if you have questions about current performance.

Key Fund Statistics

  Net Assets$4,237,049,109
  Number of Portfolio Holdings1,182
  Portfolio Turnover Rate136.03%
  Net Investment Advisory Fees (net of waivers and reimbursements)$5,268,220

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Municipal Bonds	100.0%Footnote Reference1
Short-Term Investments	0.0%Footnote Reference2Footnote Reference3

Bond Credit QualityFootnote Reference4

Based on total investments in the portfolio

AAA	4.9%
AA	7.1%
A	1.1%
BBB	8.7%
BB or lower	7.8%
N/R (Not Rated)	70.4%
N/A (not applicable)	0.0%Footnote Reference3
Footnote	Description
Footnote[1]	Total investments include the Fund’s assets attributable to financial leverage. Inverse floating rate interests (“Inverse Floaters”) are issued in connection with municipal tender option bond (“TOB”) financing transactions (secured borrowing) to generate leverage for a Fund.
Footnote[2]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
Footnote[3]	Less than 0.05%
Footnote[4]	The credit quality ratings shown above are assigned by S&P Global Ratings. S&P Global Ratings is a nationally recognized statistical rating organization. Investment grade ratings are credit ratings of BB or higher. Below investment grade are credit ratings of BB or lower. Investments designated N/R are not rated by S&P Global Ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2023. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.firsteagle.com or upon request at 800.334.2143.

Effective December 27, 2023, The Fund changed name from First Eagle High Income Fund to First Eagle High Yield Municipal Fund. The Fund also changed its investment objectives, principal investment strategies, and principal risks accordingly.

Effective March 1, 2024, the maximum sales charge on purchases changed from 4.50% to 2.50%.

The Adviser has contractually agreed to waive its management fee for the period from November 1, 2023 through April 30, 2024.

Prior to December 27, 2023, the Fund paid the Adviser an administrative fee at an annual rate of 0.05% of the Fund’s average daily net assets. Effective December 27, 2023, the Fund reimbursed the Adviser administrative costs not exceeding 0.05% of the Fund's average daily net assets.

First Eagle High Yield Municipal Fund

October 31, 2024

Annual Shareholder Report

Class A | FEHAX

First Eagle Investments

For more information, please scan the QR code to navigate to tailored shareholder reports and financial statements and other Information. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

October 31, 2024

Annual Shareholder Report

Class C | FEHCX

This Annual Shareholder Report contains important information about the Class C shares of the Fund, and any material changes that occurred for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle High Yield Municipal Fund

What Were the Fund's Costs for the Year?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class C	$167	1.55%

How Did the Fund Perform Last Year?

The NAV of First Eagle High Yield Municipal Fund Class C Shares1 increased 16.44% in the 12-month period ended October 31, 2024. The S&P Municipal Yield Index increased 16.94%, the S&P Municipal Bond Index increased 10.08% and the Bloomberg U.S. Corporate High Yield Index increased 16.47% for the same period.

• Transportation and health care were the largest contributors among sectors, while tobacco settlement was the only detractor and education was the next worst performing sector.

• Sanctuary LTC LLC was the leading contributor to performance.

• Buckeye Tobacco Settlement Financing Authority was the largest detractor to performance.

1 Reflects performance for Class C shares without the effect of sales charges and assumes all distributions have been reinvested; if sales charges were included, values would be lower.

Total Return Based on a $10,000 Investment

First Eagle High Yield Municipal Fund (Class C) | $13,479
Bloomberg U.S. Corporate High Yield Index | $16,078
S&P Municipal Yield Index | $15,093
S&P Municipal Bond Index | $12,651
$20,000
$15,000
$10,000
$5,000
$0
Oct-2014
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024

	First Eagle High Yield Municipal Fund (Class C) | $13,479	Bloomberg U.S. Corporate High Yield Index | $16,078	S&P Municipal Yield Index | $15,093	S&P Municipal Bond Index | $12,651
Oct-2014	10,000	10,000	10,000	10,000
Nov-2014	9,899	9,927.160000	10,065.350000	10,016.890000
Dec-2014	9,680.230000	9,783.450000	10,135.980000	10,070.750000
Jan-2015	9,671.520000	9,848.090000	10,309.570000	10,241.910000
Feb-2015	9,909.440000	10,085.420000	10,257.140000	10,147.880000
Mar-2015	9,877.730000	10,030.230000	10,262	10,172.990000
Apr-2015	10,073.310000	10,151.260000	10,218.590000	10,126.890000
May-2015	10,132.740000	10,182.070000	10,253.580000	10,105.440000
Jun-2015	9,995.950000	10,030.500000	10,092.100000	10,071.660000
Jul-2015	9,827.020000	9,972.090000	10,138.950000	10,142.860000
Aug-2015	9,606.890000	9,798.380000	10,188.410000	10,168.880000
Sep-2015	9,384.970000	9,543.410000	10,329.260000	10,244.190000
Oct-2015	9,504.160000	9,805.770000	10,415.900000	10,287.550000
Nov-2015	9,346.390000	9,587.810000	10,465.240000	10,331.830000
Dec-2015	8,907.110000	9,346.330000	10,537.890000	10,404.860000
Jan-2016	8,568.640000	9,196.120000	10,609.580000	10,514.860000
Feb-2016	8,511.230000	9,248.680000	10,674.400000	10,531.290000
Mar-2016	9,024.460000	9,659.730000	10,777.530000	10,575.110000
Apr-2016	9,448.610000	10,037.910000	10,865.420000	10,649.500000
May-2016	9,550.650000	10,099.890000	10,974.720000	10,682.820000
Jun-2016	9,638.520000	10,192.850000	11,255.640000	10,857.640000
Jul-2016	9,803.340000	10,468.450000	11,296.680000	10,859.010000
Aug-2016	9,985.680000	10,687.440000	11,356.340000	10,883.660000
Sep-2016	10,086.540000	10,758.670000	11,378.930000	10,842.580000
Oct-2016	10,212.620000	10,800.220000	11,282.920000	10,754.030000
Nov-2016	10,158.490000	10,748.940000	10,814.120000	10,381.580000
Dec-2016	10,332.200000	10,947.330000	10,872.360000	10,485.190000
Jan-2017	10,437.590000	11,106.330000	10,978.400000	10,539.960000
Feb-2017	10,464	11,267.970000	11,146.110000	10,610.710000
Mar-2017	10,478.330000	11,242.820000	11,176.890000	10,633.530000
Apr-2017	10,573.690000	11,372.650000	11,295.020000	10,710.210000
May-2017	10,610.690000	11,471.540000	11,414.750000	10,851.210000
Jun-2017	10,577.800000	11,487.060000	11,407.220000	10,826.710000
Jul-2017	10,650.790000	11,614.270000	11,478.030000	10,898.190000
Aug-2017	10,584.750000	11,609.720000	11,591	10,983.440000
Sep-2017	10,673.660000	11,713.970000	11,490.660000	10,933.600000
Oct-2017	10,729.170000	11,763.450000	11,483.130000	10,947.870000
Nov-2017	10,720.580000	11,733.420000	11,514.500000	10,900.590000
Dec-2017	10,723.800000	11,768.870000	11,636.020000	11,003.940000
Jan-2018	10,823.530000	11,839.460000	11,607.670000	10,899.420000
Feb-2018	10,704.470000	11,738.840000	11,591.240000	10,857.080000
Mar-2018	10,793.320000	11,667.930000	11,715.010000	10,902.390000
Apr-2018	10,805.190000	11,743.850000	11,749.110000	10,864.750000
May-2018	10,817.080000	11,740.590000	11,936.210000	10,987.710000
Jun-2018	10,858.180000	11,787.720000	12,003.940000	11,001.550000
Jul-2018	10,907.040000	11,916.360000	12,068.340000	11,029.750000
Aug-2018	10,943.040000	12,004.240000	12,156.410000	11,050.160000
Sep-2018	11,004.320000	12,071.090000	12,097.990000	10,986.050000
Oct-2018	10,907.480000	11,878.120000	11,951.100000	10,913.970000
Nov-2018	10,749.320000	11,775.930000	11,994.510000	11,027.200000
Dec-2018	10,566.580000	11,523.800000	12,113.710000	11,153.140000
Jan-2019	10,821.240000	12,044.710000	12,184.520000	11,235.110000
Feb-2019	10,983.560000	12,245	12,296.130000	11,294.220000
Mar-2019	10,972.570000	12,360.180000	12,586.720000	11,461.120000
Apr-2019	11,046.090000	12,535.910000	12,654.500000	11,499.390000
May-2019	10,990.860000	12,386.930000	12,869.660000	11,654.070000
Jun-2019	11,163.420000	12,669.240000	12,947.400000	11,704.040000
Jul-2019	11,213.650000	12,740.680000	13,040.390000	11,794.190000
Aug-2019	11,266.360000	12,791.640000	13,328.490000	11,963.320000
Sep-2019	11,277.620000	12,838.230000	13,298.190000	11,886.080000
Oct-2019	11,208.830000	12,873.680000	13,319.240000	11,903.750000
Nov-2019	11,214.430000	12,915.710000	13,362	11,923.820000
Dec-2019	11,391.620000	13,173.930000	13,436.360000	11,962.830000
Jan-2020	11,374.530000	13,177.440000	13,724.760000	12,157.610000
Feb-2020	11,186.850000	12,991.620000	13,999.690000	12,304.380000
Mar-2020	9,984.270000	11,502.830000	12,725.130000	11,893.800000
Apr-2020	10,432.560000	12,021.080000	12,374.470000	11,753.840000
May-2020	10,714.240000	12,550.660000	12,812.900000	12,104.960000
Jun-2020	10,943.520000	12,673.510000	13,279.980000	12,198.980000
Jul-2020	11,294.810000	13,267.660000	13,589.660000	12,370.660000
Aug-2020	11,500.380000	13,393.790000	13,631.770000	12,340.610000
Sep-2020	11,545.230000	13,256.020000	13,638.650000	12,343.360000
Oct-2020	11,613.350000	13,323.340000	13,663.970000	12,325.910000
Nov-2020	11,908.320000	13,850.410000	13,968.080000	12,482.290000
Dec-2020	12,100.050000	14,111.090000	14,210.160000	12,555.390000
Jan-2021	12,089.160000	14,157.770000	14,474.540000	12,626.080000
Feb-2021	11,994.860000	14,209.780000	14,318.090000	12,454.460000
Mar-2021	11,972.070000	14,231.040000	14,431.600000	12,522.970000
Apr-2021	12,012.780000	14,385.610000	14,623.870000	12,623.640000
May-2021	12,081.250000	14,428.160000	14,785.470000	12,674.430000
Jun-2021	12,299.920000	14,621.440000	14,941.850000	12,710.910000
Jul-2021	12,328.210000	14,677.130000	15,095.980000	12,799.790000
Aug-2021	12,372.590000	14,752.530000	15,060.760000	12,765.260000
Sep-2021	12,388.680000	14,750.910000	14,924.650000	12,678.250000
Oct-2021	12,335.410000	14,725.650000	14,876.560000	12,665.810000
Nov-2021	12,226.850000	14,582.440000	15,067.460000	12,759.170000
Dec-2021	12,393.140000	14,855.780000	15,113.060000	12,777.500000
Jan-2022	12,132.880000	14,449.570000	14,695.740000	12,472.440000
Feb-2022	11,969.090000	14,301.220000	14,579.210000	12,408.580000
Mar-2022	11,807.510000	14,137.260000	14,071.570000	12,070.820000
Apr-2022	11,487.520000	13,634.560000	13,549.870000	11,744
May-2022	11,494.420000	13,667.990000	13,767.100000	11,917.460000
Jun-2022	10,857.630000	12,747.730000	13,282.230000	11,705.750000
Jul-2022	11,332.100000	13,500.270000	13,817.870000	12,008.460000
Aug-2022	11,173.450000	13,189.170000	13,493.410000	11,733.740000
Sep-2022	10,801.380000	12,665.310000	12,669.740000	11,307.780000
Oct-2022	11,083.290000	12,994.450000	12,434.130000	11,227.060000
Nov-2022	11,249.540000	13,276.490000	13,182.190000	11,746.650000
Dec-2022	11,231.540000	13,193.630000	13,150.820000	11,749.390000
Jan-2023	11,559.510000	13,695.940000	13,721.620000	12,080.880000
Feb-2023	11,395.360000	13,519.880000	13,328.020000	11,799.560000
Mar-2023	11,568.570000	13,664.390000	13,532.670000	12,044.870000
Apr-2023	11,639.140000	13,800.840000	13,611.250000	12,030.200000
May-2023	11,566.980000	13,674.380000	13,544.120000	11,940.040000
Jun-2023	11,682.650000	13,903.190000	13,764.670000	12,045.990000
Jul-2023	11,799.470000	14,095.010000	13,816.320000	12,076.470000
Aug-2023	11,828.970000	14,134.050000	13,660.350000	11,943.560000
Sep-2023	11,695.300000	13,966.840000	13,200.930000	11,623.920000
Oct-2023	11,577.180000	13,804.190000	12,907.140000	11,492.220000
Nov-2023	11,965.020000	14,429.580000	13,860.680000	12,170.250000
Dec-2023	12,172.010000	14,967.520000	14,309.080000	12,458.120000
Jan-2024	12,282.780000	14,966.920000	14,380.390000	12,439.070000
Feb-2024	12,489.130000	15,010.660000	14,486.400000	12,448.630000
Mar-2024	12,677.710000	15,188.230000	14,588.750000	12,446.640000
Apr-2024	12,592.770000	15,045.460000	14,404.950000	12,313.240000
May-2024	12,782.920000	15,210.760000	14,485.710000	12,283.400000
Jun-2024	13,143.400000	15,354.400000	14,787.600000	12,479.310000
Jul-2024	13,322.150000	15,652.910000	14,941.920000	12,586.910000
Aug-2024	13,464.700000	15,908.240000	15,086.090000	12,690.160000
Sep-2024	13,681.480000	16,165.620000	15,289.520000	12,817.790000
Oct-2024	13,479	16,078	15,093	12,651

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years. The results of this chart do not predict the results of future time periods and does not guarantee the same results.

Average Annual Returns

Class/Index Name	1 Year	5 Years	10 Years
Class C - without sales charge	16.44%	3.75%	3.03%
Class C - with sales charge	15.44%	3.75%	3.03%
Bloomberg U.S. Corporate High Yield Index	16.47%	4.55%	4.86%
S&P Municipal Yield Index	16.94%	2.53%	4.20%
S&P Municipal Bond Index	10.08%	1.22%	2.38%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.334.2143 or visit https://www.firsteagle.com if you have questions about current performance.

Key Fund Statistics

  Net Assets$4,237,049,109
  Number of Portfolio Holdings1,182
  Portfolio Turnover Rate136.03%
  Net Investment Advisory Fees (net of waivers and reimbursements)$5,268,220

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Municipal Bonds	100.0%Footnote Reference1
Short-Term Investments	0.0%Footnote Reference2Footnote Reference3

Bond Credit QualityFootnote Reference4

Based on total investments in the portfolio

AAA	4.9%
AA	7.1%
A	1.1%
BBB	8.7%
BB or lower	7.8%
N/R (Not Rated)	70.4%
N/A (not applicable)	0.0%Footnote Reference3
Footnote	Description
Footnote[1]	Total investments include the Fund’s assets attributable to financial leverage. Inverse floating rate interests (“Inverse Floaters”) are issued in connection with municipal tender option bond (“TOB”) financing transactions (secured borrowing) to generate leverage for a Fund.
Footnote[2]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
Footnote[3]	Less than 0.05%
Footnote[4]	The credit quality ratings shown above are assigned by S&P Global Ratings. S&P Global Ratings is a nationally recognized statistical rating organization. Investment grade ratings are credit ratings of BB or higher. Below investment grade are credit ratings of BB or lower. Investments designated N/R are not rated by S&P Global Ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2023. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.firsteagle.com or upon request at 800.334.2143.

Effective December 27, 2023, The Fund changed name from First Eagle High Income Fund to First Eagle High Yield Municipal Fund. The Fund also changed its investment objectives, principal investment strategies, and principal risks accordingly.

The Adviser has contractually agreed to waive its management fee for the period from November 1, 2023 through April 30, 2024.

Prior to December 27, 2023, the Fund paid the Adviser an administrative fee at an annual rate of 0.05% of the Fund’s average daily net assets. Effective December 27, 2023, the Fund reimbursed the Adviser administrative costs not exceeding 0.05% of the Fund's average daily net assets.

First Eagle High Yield Municipal Fund

October 31, 2024

Annual Shareholder Report

Class C | FEHCX

First Eagle Investments

For more information, please scan the QR code to navigate to tailored shareholder reports and financial statements and other Information. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

October 31, 2024

Annual Shareholder Report

Class I | FEHIX

This Annual Shareholder Report contains important information about the Class I shares of the Fund, and any material changes that occurred for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle High Yield Municipal Fund

What Were the Fund's Costs for the Year?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class I	$63	0.57%

How Did the Fund Perform Last Year?

The NAV of First Eagle High Yield Municipal Fund Class I Shares increased 17.55% in the 12-month period ended October 31, 2024. The S&P Municipal Yield Index increased 16.94%, the S&P Municipal Bond Index increased 10.08% and the Bloomberg U.S. Corporate High Yield Index increased 16.47% for the same period.

• Transportation and health care were the largest contributors among sectors, while tobacco settlement was the only detractor and education was the next worst performing sector.

• Sanctuary LTC LLC was the leading contributor to performance.

• Buckeye Tobacco Settlement Financing Authority was the largest detractor to performance.

Total Return Based on a $1,000,000 Investment

First Eagle High Yield Municipal Fund (Class I) | $1,491,529
Bloomberg U.S. Corporate High Yield Index | $1,607,824
S&P Municipal Yield Index | $1,509,348
S&P Municipal Bond Index | $1,265,053
$2,000,000
$1,500,000
$1,000,000
$500,000
$0
Oct-2014
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024

	First Eagle High Yield Municipal Fund (Class I) | $1,491,529	Bloomberg U.S. Corporate High Yield Index | $1,607,824	S&P Municipal Yield Index | $1,509,348	S&P Municipal Bond Index | $1,265,053
Oct-2014	1,000,000	1,000,000	1,000,000	1,000,000
Nov-2014	990,700	992,715.860000	1,006,535.290000	1,001,688.800000
Dec-2014	969,697.160000	978,344.660000	1,013,598.380000	1,007,074.720000
Jan-2015	969,697.160000	984,808.480000	1,030,956.630000	1,024,190.970000
Feb-2015	994,230.500000	1,008,542.410000	1,025,714.170000	1,014,788.440000
Mar-2015	991,943.770000	1,003,022.830000	1,026,200.460000	1,017,298.830000
Apr-2015	1,012,477	1,015,125.730000	1,021,859.410000	1,012,688.850000
May-2015	1,019,463.100000	1,018,207.150000	1,025,358.340000	1,010,543.610000
Jun-2015	1,006,617.860000	1,003,050.120000	1,009,209.890000	1,007,166
Jul-2015	990,511.970000	997,209.390000	1,013,894.900000	1,014,286.370000
Aug-2015	969,215.970000	979,837.780000	1,018,840.850000	1,016,888.040000
Sep-2015	947,699.370000	954,341.430000	1,032,925.520000	1,024,419.190000
Oct-2015	960,398.540000	980,577.320000	1,041,589.820000	1,028,755.310000
Nov-2015	945,320.290000	958,780.540000	1,046,523.900000	1,033,182.710000
Dec-2015	901,551.960000	934,632.550000	1,053,788.630000	1,040,485.650000
Jan-2016	868,104.380000	919,612.070000	1,060,958.470000	1,051,485.690000
Feb-2016	862,982.560000	924,868.270000	1,067,440.390000	1,053,128.850000
Mar-2016	915,710.800000	965,972.480000	1,077,753.330000	1,057,510.610000
Apr-2016	959,481.780000	1,003,791.090000	1,086,542.170000	1,064,950.480000
May-2016	970,707.710000	1,009,989.350000	1,097,471.880000	1,068,282.440000
Jun-2016	980,511.860000	1,019,284.690000	1,125,564.130000	1,085,763.840000
Jul-2016	998,063.020000	1,046,845.100000	1,129,667.960000	1,085,900.770000
Aug-2016	1,017,525.250000	1,068,744.330000	1,135,633.930000	1,088,365.510000
Sep-2016	1,028,718.030000	1,075,867.480000	1,137,893.410000	1,084,257.610000
Oct-2016	1,042,502.850000	1,080,021.700000	1,128,292.110000	1,075,402.800000
Nov-2016	1,037,811.590000	1,074,894.470000	1,081,412.380000	1,038,157.830000
Dec-2016	1,056,492.200000	1,094,732.710000	1,087,236.020000	1,048,518.870000
Jan-2017	1,068,219.260000	1,110,632.750000	1,097,839.560000	1,053,996.070000
Feb-2017	1,071,744	1,126,796.950000	1,114,610.700000	1,061,070.790000
Mar-2017	1,074,209.400000	1,124,282.240000	1,117,688.570000	1,063,352.960000
Apr-2017	1,084,951.490000	1,137,264.760000	1,129,501.910000	1,071,021.040000
May-2017	1,090,918.720000	1,147,154.410000	1,141,475.360000	1,085,121.430000
Jun-2017	1,087,209.600000	1,148,705.810000	1,140,722.200000	1,082,670.820000
Jul-2017	1,095,689.830000	1,161,427.480000	1,147,803.090000	1,089,819.110000
Aug-2017	1,089,882.680000	1,160,972.470000	1,159,100.480000	1,098,344.430000
Sep-2017	1,099,909.600000	1,171,397.110000	1,149,066.260000	1,093,360.150000
Oct-2017	1,106,619.050000	1,176,344.530000	1,148,313.100000	1,094,787.420000
Nov-2017	1,106,619.050000	1,173,341.610000	1,151,450.280000	1,090,059.010000
Dec-2017	1,107,946.990000	1,176,887.340000	1,163,601.640000	1,100,394.080000
Jan-2018	1,119,248.050000	1,183,945.720000	1,160,766.920000	1,089,941.540000
Feb-2018	1,107,831.720000	1,173,883.850000	1,159,124.200000	1,085,707.880000
Mar-2018	1,118,023.770000	1,166,793.220000	1,171,500.920000	1,090,238.750000
Apr-2018	1,120,148.020000	1,174,384.810000	1,174,910.900000	1,086,475.370000
May-2018	1,123,620.470000	1,174,059.270000	1,193,621.270000	1,098,770.870000
Jun-2018	1,127,553.150000	1,178,772.060000	1,200,393.780000	1,100,154.660000
Jul-2018	1,133,529.180000	1,191,636.470000	1,206,834.180000	1,102,974.560000
Aug-2018	1,138,290	1,200,424.450000	1,215,640.810000	1,105,015.970000
Sep-2018	1,145,575.060000	1,207,109.310000	1,209,799.380000	1,098,605.350000
Oct-2018	1,136,525.010000	1,187,811.760000	1,195,109.800000	1,091,396.800000
Nov-2018	1,120,954.620000	1,177,592.650000	1,199,450.850000	1,102,719.650000
Dec-2018	1,102,795.160000	1,152,380.100000	1,211,370.930000	1,115,313.670000
Jan-2019	1,130,254.760000	1,204,471.030000	1,218,451.820000	1,123,511.070000
Feb-2019	1,148,112.780000	1,224,500.500000	1,229,612.810000	1,129,422.220000
Mar-2019	1,147,997.970000	1,236,017.610000	1,258,671.720000	1,146,112.390000
Apr-2019	1,156,722.750000	1,253,591.130000	1,265,450.150000	1,149,939.110000
May-2019	1,151,980.190000	1,238,693.080000	1,286,965.600000	1,165,407.120000
Jun-2019	1,171,103.060000	1,266,924.300000	1,294,740.340000	1,170,403.950000
Jul-2019	1,177,427.020000	1,274,067.710000	1,304,039.190000	1,179,418.560000
Aug-2019	1,184,020.610000	1,279,164.340000	1,332,849.020000	1,196,332.360000
Sep-2019	1,186,151.850000	1,283,822.890000	1,329,818.590000	1,188,607.580000
Oct-2019	1,179,983.860000	1,287,368.400000	1,331,923.880000	1,190,375.010000
Nov-2019	1,182,933.820000	1,291,571.250000	1,336,199.690000	1,192,381.940000
Dec-2019	1,201,269.290000	1,317,393.460000	1,343,636.400000	1,196,283.280000
Jan-2020	1,200,548.530000	1,317,743.800000	1,372,475.880000	1,215,761.300000
Feb-2020	1,181,699.920000	1,299,162.150000	1,399,969.160000	1,230,438.460000
Mar-2020	1,055,848.880000	1,150,283.220000	1,272,513.240000	1,189,380.390000
Apr-2020	1,104,101.170000	1,202,107.960000	1,237,446.850000	1,175,383.840000
May-2020	1,134,905.590000	1,255,065.920000	1,281,290.220000	1,210,495.740000
Jun-2020	1,160,213.990000	1,267,350.900000	1,327,997.960000	1,219,898.480000
Jul-2020	1,198,385.030000	1,326,766.050000	1,358,966.450000	1,237,065.900000
Aug-2020	1,222,592.400000	1,339,378.680000	1,363,177.030000	1,234,061.120000
Sep-2020	1,226,993.740000	1,325,602.400000	1,363,864.950000	1,234,335.520000
Oct-2020	1,235,337.290000	1,332,333.580000	1,366,397.230000	1,232,591.490000
Nov-2020	1,267,703.130000	1,385,041.130000	1,396,808.270000	1,248,229.440000
Dec-2020	1,289,254.090000	1,411,109.420000	1,421,016.110000	1,255,538.900000
Jan-2021	1,289,125.160000	1,415,776.750000	1,447,453.790000	1,262,607.700000
Feb-2021	1,280,230.200000	1,420,978.140000	1,431,809.420000	1,245,446.370000
Mar-2021	1,280,358.220000	1,423,103.520000	1,443,160.190000	1,252,296.930000
Apr-2021	1,284,327.330000	1,438,561.100000	1,462,386.510000	1,262,363.750000
May-2021	1,292,675.460000	1,442,816.060000	1,478,546.820000	1,267,442.900000
Jun-2021	1,317,107.020000	1,462,143.820000	1,494,185.260000	1,271,090.710000
Jul-2021	1,322,770.580000	1,467,712.730000	1,509,598.340000	1,279,979.300000
Aug-2021	1,327,135.730000	1,475,252.710000	1,506,075.690000	1,276,526.340000
Sep-2021	1,329,922.710000	1,475,091.430000	1,492,465.440000	1,267,825.220000
Oct-2021	1,325,400.970000	1,472,565.460000	1,487,655.900000	1,266,580.800000
Nov-2021	1,314,930.310000	1,458,244.350000	1,506,745.820000	1,275,917.350000
Dec-2021	1,333,996.800000	1,485,577.990000	1,511,306.290000	1,277,750.240000
Jan-2022	1,307,183.460000	1,444,957.230000	1,469,574.140000	1,247,244
Feb-2022	1,290,451.510000	1,430,121.520000	1,457,920.930000	1,240,857.530000
Mar-2022	1,274,191.820000	1,413,726.130000	1,407,156.800000	1,207,081.940000
Apr-2022	1,240,808	1,363,456.100000	1,354,987.160000	1,174,400.190000
May-2022	1,242,545.130000	1,366,798.740000	1,376,710.180000	1,191,745.930000
Jun-2022	1,174,702.160000	1,274,772.660000	1,328,223.310000	1,170,575.150000
Jul-2022	1,226,858.940000	1,350,027.040000	1,381,786.590000	1,200,845.870000
Aug-2022	1,210,664.400000	1,318,917.320000	1,349,341.430000	1,173,374.210000
Sep-2022	1,171,317.810000	1,266,530.590000	1,266,974.260000	1,130,778.310000
Oct-2022	1,202,826.260000	1,299,444.850000	1,243,412.820000	1,122,705.620000
Nov-2022	1,221,830.910000	1,327,649.460000	1,318,218.750000	1,174,664.590000
Dec-2022	1,220,975.630000	1,319,363.350000	1,315,081.570000	1,174,939.030000
Jan-2023	1,257,727	1,369,594.310000	1,372,161.570000	1,208,088.040000
Feb-2023	1,240,873.460000	1,351,987.580000	1,332,801.580000	1,179,956.120000
Mar-2023	1,260,727.430000	1,366,439.320000	1,353,267.350000	1,204,486.780000
Apr-2023	1,269,426.450000	1,380,084.330000	1,361,125.110000	1,203,020.490000
May-2023	1,262,571.550000	1,367,437.810000	1,354,411.910000	1,194,004.440000
Jun-2023	1,276,207.320000	1,390,318.590000	1,376,467.030000	1,204,599
Jul-2023	1,289,990.360000	1,409,501.210000	1,381,632.400000	1,207,647.370000
Aug-2023	1,294,247.330000	1,413,405.220000	1,366,035.480000	1,194,355.510000
Sep-2023	1,280,657.730000	1,396,683.990000	1,320,092.750000	1,162,392.440000
Oct-2023	1,268,747.610000	1,380,419.170000	1,290,713.600000	1,149,221.630000
Nov-2023	1,312,265.660000	1,442,958.120000	1,386,068.330000	1,217,024.980000
Dec-2023	1,336,017.670000	1,496,751.680000	1,430,908	1,245,812.040000
Jan-2024	1,348,977.040000	1,496,692.220000	1,438,038.960000	1,243,906.750000
Feb-2024	1,372,584.140000	1,501,065.710000	1,448,640.340000	1,244,863
Mar-2024	1,394,545.480000	1,518,823.390000	1,458,875.380000	1,244,664.130000
Apr-2024	1,386,317.660000	1,504,545.980000	1,440,494.670000	1,231,324.150000
May-2024	1,408,498.750000	1,521,075.500000	1,448,570.710000	1,228,340.440000
Jun-2024	1,449,345.210000	1,535,440.440000	1,478,759.610000	1,247,931.180000
Jul-2024	1,470,215.780000	1,565,290.970000	1,494,191.760000	1,258,691.280000
Aug-2024	1,487,270.280000	1,590,823.700000	1,508,609.440000	1,269,016.440000
Sep-2024	1,512,553.880000	1,616,561.730000	1,528,951.590000	1,281,778.730000
Oct-2024	1,491,529	1,607,824	1,509,348	1,265,053

The above chart represents historical performance of a hypothetical $1,000,000 investment over the past 10 years. The results of this chart do not predict the results of future time periods and does not guarantee the same results.

Average Annual Returns

Class/Index Name	1 Year	5 Years	10 Years
Class I	17.55%	4.80%	4.08%
Bloomberg U.S. Corporate High Yield Index	16.47%	4.55%	4.86%
S&P Municipal Yield Index	16.94%	2.53%	4.20%
S&P Municipal Bond Index	10.08%	1.22%	2.38%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.334.2143 or visit https://www.firsteagle.com if you have questions about current performance.

Key Fund Statistics

  Net Assets$4,237,049,109
  Number of Portfolio Holdings1,182
  Portfolio Turnover Rate136.03%
  Net Investment Advisory Fees (net of waivers and reimbursements)$5,268,220

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Municipal Bonds	100.0%Footnote Reference1
Short-Term Investments	0.0%Footnote Reference2Footnote Reference3

Bond Credit QualityFootnote Reference4

Based on total investments in the portfolio

AAA	4.9%
AA	7.1%
A	1.1%
BBB	8.7%
BB or lower	7.8%
N/R (Not Rated)	70.4%
N/A (not applicable)	0.0%Footnote Reference3
Footnote	Description
Footnote[1]	Total investments include the Fund’s assets attributable to financial leverage. Inverse floating rate interests (“Inverse Floaters”) are issued in connection with municipal tender option bond (“TOB”) financing transactions (secured borrowing) to generate leverage for a Fund.
Footnote[2]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
Footnote[3]	Less than 0.05%
Footnote[4]	The credit quality ratings shown above are assigned by S&P Global Ratings. S&P Global Ratings is a nationally recognized statistical rating organization. Investment grade ratings are credit ratings of BB or higher. Below investment grade are credit ratings of BB or lower. Investments designated N/R are not rated by S&P Global Ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2023. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.firsteagle.com or upon request at 800.334.2143.

Effective December 27, 2023, The Fund changed name from First Eagle High Income Fund to First Eagle High Yield Municipal Fund. The Fund also changed its investment objectives, principal investment strategies, and principal risks accordingly.

The Adviser has contractually agreed to waive its management fee for the period from November 1, 2023 through April 30, 2024.

Prior to December 27, 2023, the Fund paid the Adviser an administrative fee at an annual rate of 0.05% of the Fund’s average daily net assets. Effective December 27, 2023, the Fund reimbursed the Adviser administrative costs not exceeding 0.05% of the Fund's average daily net assets.

First Eagle High Yield Municipal Fund

October 31, 2024

Annual Shareholder Report

Class I | FEHIX

First Eagle Investments

For more information, please scan the QR code to navigate to tailored shareholder reports and financial statements and other Information. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

October 31, 2024

Annual Shareholder Report

Class R6 | FEHRX

This Annual Shareholder Report contains important information about the Class R6 shares of the Fund, and any material changes that occurred for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle High Yield Municipal Fund

What Were the Fund's Costs for the Year?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class R6	$28	0.26%

How Did the Fund Perform Last Year?

The NAV of First Eagle High Yield Municipal Fund Class R6 Shares increased 17.89% in the 12-month period ended October 31, 2024. The S&P Municipal Yield Index increased 16.94%, the S&P Municipal Bond Index increased 10.08% and the Bloomberg U.S. Corporate High Yield Index increased 16.47% for the same period.

• Transportation and health care were the largest contributors among sectors, while tobacco settlement was the only detractor and education was the next worst performing sector.

• Sanctuary LTC LLC was the leading contributor to performance.

• Buckeye Tobacco Settlement Financing Authority was the largest detractor to performance.

Total Return Based on a $10,000 Investment

First Eagle High Yield Municipal Fund (Class R6) | $13,946
Bloomberg U.S. Corporate High Yield Index | $14,269
S&P Municipal Yield Index | $13,541
S&P Municipal Bond Index | $11,922
$15,000
$10,000
$5,000
$0
Mar-2017
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024

	First Eagle High Yield Municipal Fund (Class R6) | $13,946	Bloomberg U.S. Corporate High Yield Index | $14,269	S&P Municipal Yield Index | $13,541	S&P Municipal Bond Index | $11,922
Mar-2017	10,011	9,977.680000	10,027.610000	10,021.510000
Apr-2017	10,100.100000	10,092.900000	10,133.600000	10,093.780000
May-2017	10,155.650000	10,180.670000	10,241.020000	10,226.660000
Jun-2017	10,122.130000	10,194.430000	10,234.270000	10,203.570000
Jul-2017	10,201.090000	10,307.340000	10,297.790000	10,270.940000
Aug-2017	10,158.240000	10,303.300000	10,399.150000	10,351.280000
Sep-2017	10,251.700000	10,395.810000	10,309.130000	10,304.310000
Oct-2017	10,299.880000	10,439.720000	10,302.370000	10,317.760000
Nov-2017	10,299.880000	10,413.070000	10,330.520000	10,273.200000
Dec-2017	10,323.570000	10,444.540000	10,439.530000	10,370.600000
Jan-2018	10,428.870000	10,507.180000	10,414.100000	10,272.090000
Feb-2018	10,322.500000	10,417.880000	10,399.360000	10,232.190000
Mar-2018	10,405.080000	10,354.960000	10,510.400000	10,274.890000
Apr-2018	10,424.850000	10,422.330000	10,541	10,239.420000
May-2018	10,456.120000	10,419.440000	10,708.860000	10,355.300000
Jun-2018	10,494.810000	10,461.260000	10,769.620000	10,368.340000
Jul-2018	10,549.380000	10,575.430000	10,827.410000	10,394.920000
Aug-2018	10,604.240000	10,653.420000	10,906.420000	10,414.160000
Sep-2018	10,659.380000	10,712.750000	10,854.010000	10,353.740000
Oct-2018	10,586.900000	10,541.490000	10,722.220000	10,285.810000
Nov-2018	10,431.270000	10,450.800000	10,761.160000	10,392.520000
Dec-2018	10,263.330000	10,227.040000	10,868.110000	10,511.210000
Jan-2019	10,518.880000	10,689.340000	10,931.640000	10,588.460000
Feb-2019	10,685.080000	10,867.090000	11,031.770000	10,644.170000
Mar-2019	10,684.010000	10,969.300000	11,292.480000	10,801.470000
Apr-2019	10,765.210000	11,125.260000	11,353.290000	10,837.530000
May-2019	10,722.150000	10,993.050000	11,546.320000	10,983.310000
Jun-2019	10,900.140000	11,243.590000	11,616.080000	11,030.400000
Jul-2019	10,959	11,306.990000	11,699.500000	11,115.360000
Aug-2019	11,021.470000	11,352.220000	11,957.980000	11,274.760000
Sep-2019	11,042.410000	11,393.560000	11,930.790000	11,201.960000
Oct-2019	10,984.990000	11,425.030000	11,949.680000	11,218.620000
Nov-2019	11,012.450000	11,462.320000	11,988.040000	11,237.530000
Dec-2019	11,183.140000	11,691.490000	12,054.760000	11,274.300000
Jan-2020	11,176.430000	11,694.600000	12,313.500000	11,457.870000
Feb-2020	11,000.960000	11,529.690000	12,560.160000	11,596.200000
Mar-2020	9,829.360000	10,208.430000	11,416.660000	11,209.250000
Apr-2020	10,279.540000	10,668.360000	11,102.050000	11,077.340000
May-2020	10,566.340000	11,138.350000	11,495.410000	11,408.250000
Jun-2020	10,801.970000	11,247.380000	11,914.460000	11,496.860000
Jul-2020	11,158.440000	11,774.670000	12,192.300000	11,658.660000
Aug-2020	11,380.490000	11,886.600000	12,230.070000	11,630.340000
Sep-2020	11,419.180000	11,764.340000	12,236.240000	11,632.920000
Oct-2020	11,494.550000	11,824.080000	12,258.960000	11,616.490000
Nov-2020	11,796.860000	12,291.840000	12,531.800000	11,763.870000
Dec-2020	11,997.400000	12,523.190000	12,748.990000	11,832.750000
Jan-2021	11,997.400000	12,564.610000	12,986.180000	11,899.370000
Feb-2021	11,914.620000	12,610.770000	12,845.830000	11,737.640000
Mar-2021	11,915.810000	12,629.640000	12,947.660000	11,802.200000
Apr-2021	11,952.750000	12,766.820000	13,120.150000	11,897.070000
May-2021	12,031.640000	12,804.580000	13,265.140000	11,944.940000
Jun-2021	12,260.240000	12,976.110000	13,405.450000	11,979.320000
Jul-2021	12,312.960000	13,025.530000	13,543.730000	12,063.090000
Aug-2021	12,354.820000	13,092.440000	13,512.120000	12,030.550000
Sep-2021	12,382.010000	13,091.010000	13,390.020000	11,948.550000
Oct-2021	12,341.140000	13,068.600000	13,346.870000	11,936.820000
Nov-2021	12,244.880000	12,941.500000	13,518.140000	12,024.810000
Dec-2021	12,423.660000	13,184.080000	13,559.050000	12,042.080000
Jan-2022	12,175.190000	12,823.580000	13,184.640000	11,754.580000
Feb-2022	12,020.560000	12,691.920000	13,080.090000	11,694.390000
Mar-2022	11,870.300000	12,546.410000	12,624.650000	11,376.070000
Apr-2022	11,560.490000	12,100.280000	12,156.600000	11,068.070000
May-2022	11,577.830000	12,129.950000	12,351.490000	11,231.540000
Jun-2022	10,946.840000	11,313.240000	11,916.480000	11,032.020000
Jul-2022	11,433.970000	11,981.100000	12,397.030000	11,317.300000
Aug-2022	11,284.190000	11,705.010000	12,105.940000	11,058.400000
Sep-2022	10,918.580000	11,240.100000	11,366.970000	10,656.950000
Oct-2022	11,211.200000	11,532.200000	11,155.580000	10,580.870000
Nov-2022	11,389.460000	11,782.510000	11,826.720000	11,070.560000
Dec-2022	11,381.480000	11,708.970000	11,798.570000	11,073.140000
Jan-2023	11,724.070000	12,154.760000	12,310.680000	11,385.560000
Feb-2023	11,566.960000	11,998.500000	11,957.550000	11,120.430000
Mar-2023	11,752.030000	12,126.760000	12,141.170000	11,351.620000
Apr-2023	11,833.120000	12,247.850000	12,211.660000	11,337.800000
May-2023	11,769.220000	12,135.620000	12,151.430000	11,252.830000
Jun-2023	11,879.860000	12,338.680000	12,349.310000	11,352.670000
Jul-2023	12,023.600000	12,508.920000	12,395.650000	11,381.400000
Aug-2023	12,063.280000	12,543.570000	12,255.720000	11,256.130000
Sep-2023	11,936.620000	12,395.170000	11,843.530000	10,954.900000
Oct-2023	11,825.600000	12,250.820000	11,579.950000	10,830.770000
Nov-2023	12,232.410000	12,805.840000	12,435.450000	11,469.780000
Dec-2023	12,456.260000	13,283.240000	12,837.740000	11,741.080000
Jan-2024	12,577.080000	13,282.710000	12,901.710000	11,723.130000
Feb-2024	12,831.140000	13,321.530000	12,996.830000	11,732.140000
Mar-2024	13,023.610000	13,479.120000	13,088.650000	11,730.260000
Apr-2024	12,963.700000	13,352.410000	12,923.750000	11,604.540000
May-2024	13,171.120000	13,499.110000	12,996.200000	11,576.420000
Jun-2024	13,553.080000	13,626.590000	13,267.050000	11,761.050000
Jul-2024	13,748.250000	13,891.510000	13,405.500000	11,862.460000
Aug-2024	13,907.730000	14,118.100000	13,534.860000	11,959.770000
Sep-2024	14,151.110000	14,346.520000	13,717.360000	12,080.050000
Oct-2024	13,946	14,269	13,541	11,922

The above chart represents historical performance of a hypothetical $10,000 investment since inception. The results of this chart do not predict the results of future time periods and does not guarantee the same results.

Average Annual Returns

Class/Index Name	1 Year	5 Years	Since Inception (3/1/17)
Class R6	17.89%	4.88%	4.42%
Bloomberg U.S. Corporate High Yield Index	16.47%	4.55%	4.70%
S&P Municipal Yield Index	16.94%	2.53%	4.04%
S&P Municipal Bond Index	10.08%	1.22%	2.34%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.334.2143 or visit https://www.firsteagle.com if you have questions about current performance.

Key Fund Statistics

  Net Assets$4,237,049,109
  Number of Portfolio Holdings1,182
  Portfolio Turnover Rate136.03%
  Net Investment Advisory Fees (net of waivers and reimbursements)$5,268,220

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Municipal Bonds	100.0%Footnote Reference1
Short-Term Investments	0.0%Footnote Reference2Footnote Reference3

Bond Credit QualityFootnote Reference4

Based on total investments in the portfolio

AAA	4.9%
AA	7.1%
A	1.1%
BBB	8.7%
BB or lower	7.8%
N/R (Not Rated)	70.4%
N/A (not applicable)	0.0%Footnote Reference3
Footnote	Description
Footnote[1]	Total investments include the Fund’s assets attributable to financial leverage. Inverse floating rate interests (“Inverse Floaters”) are issued in connection with municipal tender option bond (“TOB”) financing transactions (secured borrowing) to generate leverage for a Fund.
Footnote[2]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
Footnote[3]	Less than 0.05%
Footnote[4]	The credit quality ratings shown above are assigned by S&P Global Ratings. S&P Global Ratings is a nationally recognized statistical rating organization. Investment grade ratings are credit ratings of BB or higher. Below investment grade are credit ratings of BB or lower. Investments designated N/R are not rated by S&P Global Ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2023. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.firsteagle.com or upon request at 800.334.2143.

Effective December 27, 2023, The Fund changed name from First Eagle High Income Fund to First Eagle High Yield Municipal Fund. The Fund also changed its investment objectives, principal investment strategies, and principal risks accordingly.

The Adviser has contractually agreed to waive its management fee for the period from November 1, 2023 through April 30, 2024.

Prior to December 27, 2023, the Fund paid the Adviser an administrative fee at an annual rate of 0.05% of the Fund’s average daily net assets. Effective December 27, 2023, the Fund reimbursed the Adviser administrative costs not exceeding 0.05% of the Fund's average daily net assets.

First Eagle High Yield Municipal Fund

October 31, 2024

Annual Shareholder Report

Class R6 | FEHRX

First Eagle Investments

For more information, please scan the QR code to navigate to tailored shareholder reports and financial statements and other Information. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

October 31, 2024

Annual Shareholder Report

Class A | FDUAX

This Annual Shareholder Report contains important information about the Class A shares of the Fund, and any material changes that occurred for the period of January 2, 2024, to October 31, 2024. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Short Duration High Yield Municipal Fund

What Were the Fund's Costs for the period January 2, 2024 to October 31, 2024?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class A	$37Footnote Reference1	0.43%Footnote Reference2
Footnote	Description
Footnote[1]	The cost of a $10,000 investment is based on the period January 2, 2024 to October 31, 2024. Had the class been open for the full fiscal year, the cost of a $10,000 investment would have been higher.
Footnote[2]	Annualized.

How Did the Fund Perform Last Year?

The NAV of First Eagle Short Duration High Yield Municipal Fund Class A Shares1 increased 6.30% in the period since inception January 2, 2024 and ended October 31, 2024. The S&P Short Duration Municipal Yield Index increased 3.84% and the S&P Municipal Bond Index increased 1.54% for the same period.

• All sectors contributed to performance. Industrial development revenue/pollution control revenue and health care were the largest contributors, while tax-supported and utility were the worst performing sectors.

• AAF Operations Holdings LLC was the leading contributor to performance.

• Denton County Municipal Utility District No 16 was the largest detractor to performance.

1 Reflects performance for Class A shares without the effect of sales charges and assumes all distributions have been reinvested; if sales charges were included, values would be lower.

Total Return Based on a $10,000 Investment

First Eagle Short Duration High Yield Municipal Fund (Class A) | $10,289
S&P Municipal Bond Index | $10,170
S&P Short Duration Municipal Yield Index | $10,352
$15,000
$10,000
$5,000
$0
Jan-2024
Feb-2024
Mar-2024
Apr-2024
May-2024
Jun-2024
Jul-2024
Aug-2024
Sep-2024
Oct-2024

	First Eagle Short Duration High Yield Municipal Fund (Class A) | $10,289	S&P Municipal Bond Index | $10,170	S&P Short Duration Municipal Yield Index | $10,352
Jan-2024	9,750	10,000	10,000
Feb-2024	9,789	10,007.690000	10,041.700000
Mar-2024	9,839.900000	10,006.090000	10,093.850000
Apr-2024	9,865.490000	9,898.850000	10,041.410000
May-2024	9,920.730000	9,874.860000	10,043.340000
Jun-2024	10,064.580000	10,032.350000	10,154.200000
Jul-2024	10,170.260000	10,118.860000	10,236.050000
Aug-2024	10,267.900000	10,201.860000	10,335.330000
Sep-2024	10,349.010000	10,304.460000	10,424.830000
Oct-2024	10,289	10,170	10,352

The above chart represents historical performance of a hypothetical $10,000 investment since inception. The results of this chart do not predict the results of future time periods and does not guarantee the same results.

Average Annual Returns

Class/Index Name	Since Inception (1/2/24)
Class A - without sales charge	6.30%
Class A - with sales charge	3.60%
S&P Municipal Bond Index	1.54%
S&P Short Duration Municipal Yield Index	3.84%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.334.2143 or visit https://www.firsteagle.com if you have questions about current performance.

Key Fund Statistics

  Net Assets$160,676,830
  Number of Portfolio Holdings201
  Portfolio Turnover Rate202.33%Footnote Reference1
  Net Investment Advisory Fees (net of waivers and reimbursements)$-
Footnote	Description
Footnote[1]	Not annualized.

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Municipal Bonds	99.9%
Short-Term Investments	0.1%Footnote Reference1

Bond Credit QualityFootnote Reference2

Based on total investments in the portfolio

AA	1.1%
A	1.1%
BBB	7.0%
BB or lower	10.2%
N/R (Not Rated)	80.5%
N/A (not applicable)	0.1%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.1% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	The credit quality ratings shown above are assigned by S&P Global Ratings. S&P Global Ratings is a nationally recognized statistical rating organization. Investment grade ratings are credit ratings of BB or higher. Below investment grade are credit ratings of BB or lower. Investments designated N/R are not rated by S&P Global Ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Material Fund Changes

This is a summary of certain changes of the Fund since January 2, 2024. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.firsteagle.com or upon request at 800.334.2143.

The Fund incepted on January 2, 2024. The Adviser has contractually agreed to waive its management fee for the period from May 1, 2024 through October 31, 2024.

First Eagle Short Duration High Yield Municipal Fund

October 31, 2024

Annual Shareholder Report

Class A | FDUAX

First Eagle Investments

For more information, please scan the QR code to navigate to tailored shareholder reports and financial statements and other Information. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

October 31, 2024

Annual Shareholder Report

Class I | FDUIX

This Annual Shareholder Report contains important information about the Class I shares of the Fund, and any material changes that occurred for the period of January 2, 2024, to October 31, 2024. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Short Duration High Yield Municipal Fund

What Were the Fund's Costs for the period January 2, 2024 to October 31, 2024?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class I	$19Footnote Reference1	0.22%Footnote Reference2
Footnote	Description
Footnote[1]	The cost of a $10,000 investment is based on the period January 2, 2024 to October 31, 2024. Had the class been open for the full fiscal year, the cost of a $10,000 investment would have been higher.
Footnote[2]	Annualized.

How Did the Fund Perform Last Year?

The NAV of First Eagle Short Duration High Yield Municipal Fund Class I Shares increased 6.56% in the period since inception January 2, 2024 and ended October 31, 2024. The S&P Short Duration Municipal Yield Index increased 3.84% and the S&P Municipal Bond Index increased 1.54% for the same period.

• All sectors contributed to performance. Industrial development revenue/pollution control revenue and health care were the largest contributors, while tax-supported and utility were the worst performing sectors.

• AAF Operations Holdings LLC was the leading contributor to performance.

• Denton County Municipal Utility District No 16 was the largest detractor to performance.

Total Return Based on a $1,000,000 Investment

First Eagle Short Duration High Yield Municipal Fund (Class I) | $1,057,064
S&P Municipal Bond Index | $1,017,000
S&P Short Duration Municipal Yield Index | $1,035,155
$1,500,000
$1,000,000
$500,000
$0
Jan-2024
Feb-2024
Mar-2024
Apr-2024
May-2024
Jun-2024
Jul-2024
Aug-2024
Sep-2024
Oct-2024

	First Eagle Short Duration High Yield Municipal Fund (Class I) | $1,057,064	S&P Municipal Bond Index | $1,017,000	S&P Short Duration Municipal Yield Index | $1,035,155
Jan-2024	1,000,000	1,000,000	1,000,000
Feb-2024	1,003,700	1,000,768.750000	1,004,169.840000
Mar-2024	1,009,722.200000	1,000,608.870000	1,009,385.320000
Apr-2024	1,012,549.420000	989,884.610000	1,004,140.930000
May-2024	1,018,422.210000	987,485.950000	1,004,333.800000
Jun-2024	1,033,393.020000	1,003,235.320000	1,015,419.670000
Jul-2024	1,043,416.930000	1,011,885.560000	1,023,604.870000
Aug-2024	1,054,581.490000	1,020,186.150000	1,033,533.380000
Sep-2024	1,063,123.600000	1,030,445.990000	1,042,483.030000
Oct-2024	1,057,064	1,017,000	1,035,155

The above chart represents historical performance of a hypothetical $1,000,000 investment since inception. The results of this chart do not predict the results of future time periods and does not guarantee the same results.

Average Annual Returns

Class/Index Name	Since Inception (1/2/24)
Class I	6.56%
S&P Municipal Bond Index	1.54%
S&P Short Duration Municipal Yield Index	3.84%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.334.2143 or visit https://www.firsteagle.com if you have questions about current performance.

Key Fund Statistics

  Net Assets$160,676,830
  Number of Portfolio Holdings201
  Portfolio Turnover Rate202.33%Footnote Reference1
  Net Investment Advisory Fees (net of waivers and reimbursements)$-
Footnote	Description
Footnote[1]	Not annualized.

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Municipal Bonds	99.9%
Short-Term Investments	0.1%Footnote Reference1

Bond Credit QualityFootnote Reference2

Based on total investments in the portfolio

AA	1.1%
A	1.1%
BBB	7.0%
BB or lower	10.2%
N/R (Not Rated)	80.5%
N/A (not applicable)	0.1%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.1% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	The credit quality ratings shown above are assigned by S&P Global Ratings. S&P Global Ratings is a nationally recognized statistical rating organization. Investment grade ratings are credit ratings of BB or higher. Below investment grade are credit ratings of BB or lower. Investments designated N/R are not rated by S&P Global Ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Material Fund Changes

This is a summary of certain changes of the Fund since January 2, 2024. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.firsteagle.com or upon request at 800.334.2143.

The Fund incepted on January 2, 2024. The Adviser has contractually agreed to waive its management fee for the period from May 1, 2024 through October 31, 2024.

First Eagle Short Duration High Yield Municipal Fund

October 31, 2024

Annual Shareholder Report

Class I | FDUIX

First Eagle Investments

For more information, please scan the QR code to navigate to tailored shareholder reports and financial statements and other Information. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

October 31, 2024

Annual Shareholder Report

Class R6 | FDURX

This Annual Shareholder Report contains important information about the Class R6 shares of the Fund, and any material changes that occurred for the period of January 2, 2024, to October 31, 2024. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Short Duration High Yield Municipal Fund

What Were the Fund's Costs for the period January 2, 2024 to October 31, 2024?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class R6	$28Footnote Reference1	0.32%Footnote Reference2
Footnote	Description
Footnote[1]	The cost of a $10,000 investment is based on the period January 2, 2024 to October 31, 2024. Had the class been open for the full fiscal year, the cost of a $10,000 investment would have been higher.
Footnote[2]	Annualized.

How Did the Fund Perform Last Year?

The NAV of First Eagle Short Duration High Yield Municipal Fund Class R6 Shares increased 6.54% in the period since inception January 2, 2024 and ended October 31, 2024. The S&P Short Duration Municipal Yield Index increased 3.84% and the S&P Municipal Bond Index increased 1.54% for the same period.

• All sectors contributed to performance. Industrial development revenue/pollution control revenue and health care were the largest contributors, while tax-supported and utility were the worst performing sectors.

• AAF Operations Holdings LLC was the leading contributor to performance.

• Denton County Municipal Utility District No 16 was the largest detractor to performance.

Total Return Based on a $10,000 Investment

First Eagle Short Duration High Yield Municipal Fund (Class R6) | $10,574
S&P Municipal Bond Index | $10,170
S&P Short Duration Municipal Yield Index | $10,352
$15,000
$10,000
$5,000
$0
Jan-2024
Feb-2024
Mar-2024
Apr-2024
May-2024
Jun-2024
Jul-2024
Aug-2024
Sep-2024
Oct-2024

	First Eagle Short Duration High Yield Municipal Fund (Class R6) | $10,574	S&P Municipal Bond Index | $10,170	S&P Short Duration Municipal Yield Index | $10,352
Jan-2024	10,000	10,000	10,000
Feb-2024	10,042	10,007.690000	10,041.700000
Mar-2024	10,096.230000	10,006.090000	10,093.850000
Apr-2024	10,124.500000	9,898.850000	10,041.410000
May-2024	10,184.230000	9,874.860000	10,043.340000
Jun-2024	10,333.940000	10,032.350000	10,154.200000
Jul-2024	10,445.550000	10,118.860000	10,236.050000
Aug-2024	10,547.910000	10,201.860000	10,335.330000
Sep-2024	10,643.900000	10,304.460000	10,424.830000
Oct-2024	10,574	10,170	10,352

The above chart represents historical performance of a hypothetical $10,000 investment since inception. The results of this chart do not predict the results of future time periods and does not guarantee the same results.

Average Annual Returns

Class/Index Name	Since Inception (1/2/24)
Class R6	6.54%
S&P Municipal Bond Index	1.54%
S&P Short Duration Municipal Yield Index	3.84%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.334.2143 or visit https://www.firsteagle.com if you have questions about current performance.

Key Fund Statistics

  Net Assets$160,676,830
  Number of Portfolio Holdings201
  Portfolio Turnover Rate202.33%Footnote Reference1
  Net Investment Advisory Fees (net of waivers and reimbursements)$-
Footnote	Description
Footnote[1]	Not annualized.

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Municipal Bonds	99.9%
Short-Term Investments	0.1%Footnote Reference1

Bond Credit QualityFootnote Reference2

Based on total investments in the portfolio

AA	1.1%
A	1.1%
BBB	7.0%
BB or lower	10.2%
N/R (Not Rated)	80.5%
N/A (not applicable)	0.1%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.1% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	The credit quality ratings shown above are assigned by S&P Global Ratings. S&P Global Ratings is a nationally recognized statistical rating organization. Investment grade ratings are credit ratings of BB or higher. Below investment grade are credit ratings of BB or lower. Investments designated N/R are not rated by S&P Global Ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Material Fund Changes

This is a summary of certain changes of the Fund since January 2, 2024. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.firsteagle.com or upon request at 800.334.2143.

The Fund incepted on January 2, 2024. The Adviser has contractually agreed to waive its management fee for the period from May 1, 2024 through October 31, 2024.

First Eagle Short Duration High Yield Municipal Fund

October 31, 2024

Annual Shareholder Report

Class R6 | FDURX

First Eagle Investments

For more information, please scan the QR code to navigate to tailored shareholder reports and financial statements and other Information. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer. Copies of the code of ethics may be requested free of charge by calling 1-800-334-2143 (toll free).

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the registrant has designated Mandakini Puri, Paul J. Lawler, William M. Kelly and Jean Hamilton as Audit Committee Financial Experts. Ms. Puri, Mr. Lawler, Mr. Kelly and Ms. Hamilton are considered by the Board to be independent trustees.

Item 4. Principal Accountant Fees and Services.

(a)         Audit Fees:

For the Fiscal years ended October 31, 2024 and October 31, 2023, the aggregate PricewaterhouseCoopers LLP (PwC) audit fees for professional services rendered to the registrant were approximately $700,443 and $631,499, respectively. Fees included in the audit fees category are those associated with the annual audits of the financial statements and services that are normally provided in connection with statutory and regulatory filings.

(b)         Audit Related Fees:

For the fiscal years ended October 31, 2024 and October 31, 2023, the aggregate PwC fees for assurance and related services rendered to the registrant were approximately $0 and $0, respectively.

(c)         Tax Fees

In each fiscal year ended October 31, 2024 and October 31, 2023, the aggregate tax fees billed by PwC for professional services rendered to the registrant were approximately $700,335 and $627,600, respectively.

Fees included in the tax fees category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to audits. This category comprises fees for tax compliance and preparation of tax returns.

(d)         All Other Fees:

In each of the fiscal years ended October 31, 2024 and October 31, 2023, there were no fees billed by PwC for products and services, other than 4(a)-(c) above, rendered to the registrant.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval by the committee or a designated member thereof. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit and non-audit services requiring fees of a de minimis amount is not permitted.

(e)(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2

(f) According to PwC, for the fiscal year ended October 31, 2024, the percentage of hours spent on the audit of the registrant’s financial statements for the most recent fiscal year that were attributable to work performed by persons who are not full-time, permanent employees of PwC was 0%.

(g) Other than as described in the table above, the aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant (“covered”), its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser (“non-covered”) that provides ongoing services to the registrant was $0 in 2024 and 2023.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable to this report.

Item 6. Investments.

Please see the schedule of investments contained under Item 7 of this Form N-CSR.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

3

Annual Report

October 31, 2024

First Eagle Global Fund

First Eagle Overseas Fund

First Eagle U.S. Value Fund

First Eagle Gold Fund

First Eagle Global Income Builder Fund

First Eagle Rising Dividend Fund

First Eagle Small Cap Opportunity Fund

First Eagle U.S. Smid Cap Opportunity Fund

First Eagle Global Real Assets Fund

First Eagle High Yield Municipal Fund (formerly First Eagle High Income Fund)

First Eagle Short Duration High Yield Municipal Fund

Advised by First Eagle Investment Management, LLC

Forward-Looking Statement Disclosure

One of our most important responsibilities as mutual fund managers is to communicate with shareholders in an open and direct manner. Some of our comments in our letters to shareholders are based on current management expectations and are considered "forward-looking statements". Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as "may", "will", "believe", "attempt", "seek", "think", "ought", "try" and other similar terms. We cannot promise future returns. Our opinions are a reflection of our best judgment at the time this report is compiled, and we disclaim any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

First Eagle Funds | Annual Report | October 31, 2024

Table of Contents

Item 7

First Eagle Global Fund Consolidated Schedule of Investments	4
First Eagle Overseas Fund Consolidated Schedule of Investments	15
First Eagle U.S. Value Fund Consolidated Schedule of Investments	24
First Eagle Gold Fund Consolidated Schedule of Investments	30
First Eagle Global Income Builder Fund Schedule of Investments	34
First Eagle Rising Dividend Schedule of Investments	50
First Eagle Small Cap Opportunity Fund Schedule of Investments	54
First Eagle U.S. Smid Cap Opportunity Fund Schedule of Investments	66
First Eagle Global Real Assets Fund Consolidated Schedule of Investments	71
First Eagle High Yield Municipal Fund (formerly First Eagle High Income Fund) Schedule of Investments	75
First Eagle Short Duration High Yield Municipal Fund Schedule of Investments	153
Statements of Assets and Liabilities	170
Statements of Operations	182
Statements of Changes in Net Assets	194
Financial Highlights	212
Notes to Financial Statements	226
Report of Independent Registered Accounting Firm	261
Item 8 Changes in and Disagreements with Accountants	263
Item 9 Proxy Disclosures	263
Item 10 Remuneration Paid to Directors, Officers, and Others	263
Item 11 Statement Regarding Basis for Approval of Investment Advisory Contract	263
General Information	268
Tax Information	269
Privacy Notice	270

First Eagle Funds | Annual Report | October 31, 2024

First Eagle Global Fund | Consolidated Schedule of Investments | October 31, 2024

Investments	Shares	Value ($)
Common Stocks — 81.7%
Belgium — 0.8%
Groupe Bruxelles Lambert NV	6,469,396	467,444,418
Brazil — 1.1%
Ambev SA, ADR	166,791,911	363,606,366
Itausa SA (Preference)	141,581,549	259,852,313
		623,458,679
Canada — 4.9%
Agnico Eagle Mines Ltd.	2,830,107	244,279,282
Barrick Gold Corp.	25,083,139	484,606,245
Franco-Nevada Corp.	1,260,834	167,362,617
Imperial Oil Ltd.	10,896,401	813,111,692
Nutrien Ltd.	4,461,321	212,715,785
Power Corp. of Canada	10,763,570	340,219,568
Wheaton Precious Metals Corp.	7,936,282	523,873,975
		2,786,169,164
China — 2.2%
Alibaba Group Holding Ltd.	37,671,592	460,810,786
Prosus NV	18,115,368	763,469,897
		1,224,280,683
France — 3.2%
Danone SA	8,646,144	617,667,965
Legrand SA	1,954,335	220,582,751
LVMH Moet Hennessy Louis Vuitton SE	331,920	220,965,965
Pluxee NV*	2,131,829	44,869,200
Sanofi SA	4,031,951	426,095,872
Sodexo SA	2,131,829	185,047,980
Wendel SE	867,489	86,217,250
		1,801,446,983
Germany — 0.9%
Brenntag SE	1,126,149	73,462,174
Henkel AG & Co. KGaA (Preference)	3,516,726	304,523,796
Merck KGaA	597,571	98,793,636
		476,779,606

First Eagle Funds | Annual Report | October 31, 2024

First Eagle Global Fund | Consolidated Schedule of Investments | October 31, 2024

Investments	Shares	Value ($)
Hong Kong — 1.3%
CK Asset Holdings Ltd.	44,146,500	180,469,382
Guoco Group Ltd.	12,748,580	120,531,075
Hongkong Land Holdings Ltd.	31,759,300	136,170,794
Jardine Matheson Holdings Ltd.	7,051,271	271,473,933
		708,645,184
Japan — 6.3%
Chofu Seisakusho Co. Ltd. (a)	2,811,500	36,095,872
FANUC Corp.	16,005,400	424,644,392
Hirose Electric Co. Ltd.	1,258,915	149,823,347
Hoshizaki Corp.	6,107,800	200,752,605
Keyence Corp.	263,400	118,902,364
Komatsu Ltd.	6,756,000	174,881,106
Mitsubishi Electric Corp.	24,592,300	432,640,805
MS&AD Insurance Group Holdings, Inc.	26,041,160	576,013,112
Secom Co. Ltd.	12,674,260	450,733,564
Shimano, Inc.	2,469,690	362,821,426
SMC Corp.	496,356	210,726,233
Sompo Holdings, Inc.	14,953,900	320,597,927
T Hasegawa Co. Ltd. (a)	3,002,800	65,161,051
USS Co. Ltd.	2,597,200	21,750,960
		3,545,544,764
Mexico — 1.4%
Fomento Economico Mexicano SAB de CV, ADR	6,562,745	635,864,363
Fresnillo plc	5,590,827	53,200,640
Industrias Penoles SAB de CV*	6,401,020	100,547,470
		789,612,473
Netherlands — 0.4%
Heineken Holding NV	3,269,505	226,537,886
Norway — 0.3%
Orkla ASA	16,166,787	149,357,646
South Korea — 2.5%
Hyundai Mobis Co. Ltd.	999,985	179,730,143
KT&G Corp.	5,242,098	416,401,982
NAVER Corp.	1,363,651	166,804,228

First Eagle Funds | Annual Report | October 31, 2024

First Eagle Global Fund | Consolidated Schedule of Investments | October 31, 2024

Investments	Shares	Value ($)
South Korea — 2.5% (continued)
Samsung Electronics Co. Ltd.	3,422,255	145,312,335
Samsung Electronics Co. Ltd. (Preference)	12,016,075	413,356,411
Samsung Life Insurance Co. Ltd.	1,218,958	89,196,613
		1,410,801,712
Sweden — 1.0%
Investor AB, Class A	4,970,940	141,129,670
Investor AB, Class B	11,255,824	318,585,550
Svenska Handelsbanken AB, Class A	10,429,006	108,364,047
		568,079,267
Switzerland — 2.9%
Cie Financiere Richemont SA (Registered)	4,644,824	676,288,675
Nestle SA (Registered)	3,956,506	373,860,712
Schindler Holding AG	1,798,637	523,453,906
Schindler Holding AG (Registered)	211,870	60,402,513
		1,634,005,806
Taiwan — 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,980,143	567,836,447
Thailand — 0.3%
Bangkok Bank PCL, NVDR	42,690,800	185,799,056
United Kingdom — 7.2%
BAE Systems plc	30,239,911	487,386,003
Berkeley Group Holdings plc (a)	6,528,960	372,574,034
British American Tobacco plc	20,559,170	718,935,874
Derwent London plc, REIT	4,758,461	134,373,966
Diageo plc	6,329,982	195,481,104
Haleon plc	107,935,852	518,746,821
Lloyds Banking Group plc	396,239,696	271,979,060
Reckitt Benckiser Group plc	9,376,596	568,822,096
Unilever plc	12,894,404	787,353,563
		4,055,652,521
United States — 44.0%
Alphabet, Inc., Class A	2,694,360	461,031,940
Alphabet, Inc., Class C	4,503,302	777,675,222
American Express Co.	1,903,714	514,155,077

First Eagle Funds | Annual Report | October 31, 2024

First Eagle Global Fund | Consolidated Schedule of Investments | October 31, 2024

Investments	Shares	Value ($)
United States — 44.0% (continued)
Analog Devices, Inc.	2,478,362	552,947,346
Bank of New York Mellon Corp. (The)	11,016,077	830,171,563
Becton Dickinson & Co.	2,274,823	531,375,905
Berkshire Hathaway, Inc., Class A*	675	456,947,663
Bio-Rad Laboratories, Inc., Class A*	525,458	188,213,801
Brown & Brown, Inc.	1,759,253	184,088,234
BXP, Inc., REIT	2,473,129	199,235,272
CH Robinson Worldwide, Inc. (a)	7,996,857	823,996,146
Charles Schwab Corp. (The)	2,570,105	182,040,537
Charter Communications, Inc., Class A*	257,512	84,363,506
Colgate-Palmolive Co.	5,896,055	552,519,314
Comcast Corp., Class A	21,961,227	959,046,783
Cummins, Inc.	1,119,800	368,391,804
Deere & Co.	381,724	154,479,886
Dentsply Sirona, Inc. (a)	10,435,979	241,801,633
Dollar General Corp.	3,160,328	252,952,653
Douglas Emmett, Inc., REIT (a)	9,162,021	162,992,354
Elevance Health, Inc.	1,904,509	772,773,572
Equity Residential, REIT	6,189,955	435,587,133
Expeditors International of Washington, Inc.	2,376,047	282,749,593
Extra Space Storage, Inc., REIT	1,155,209	188,645,630
Exxon Mobil Corp.	9,538,191	1,113,869,945
Fidelity National Financial, Inc.	4,297,027	258,552,115
Flowserve Corp. (a)	7,892,216	415,446,250
HCA Healthcare, Inc.	3,109,934	1,115,657,723
IPG Photonics Corp.* (a)	3,319,802	268,771,170
JG Boswell Co.	2,485	1,422,675
Kraft Heinz Co. (The)	3,886,410	130,039,279
Medtronic plc	6,658,084	594,233,997
Meta Platforms, Inc., Class A	2,584,560	1,466,944,565
Microsoft Corp.	466,954	189,746,758
Mills Music Trust (a)	31,592	1,137,312
Newmont Corp.	8,257,354	375,214,166
Noble Corp. plc	5,364,876	171,568,734

First Eagle Funds | Annual Report | October 31, 2024

First Eagle Global Fund | Consolidated Schedule of Investments | October 31, 2024

Investments	Shares	Value ($)
United States — 44.0% (continued)
NOV, Inc. (a)	28,255,276	438,239,331
ONEOK, Inc.	2,398,383	232,355,345
Oracle Corp.	9,822,058	1,648,534,215
Philip Morris International, Inc.	7,954,243	1,055,528,046
PPG Industries, Inc.	1,562,422	194,537,163
Ross Stores, Inc.	1,159,115	161,951,548
Royal Gold, Inc.	1,476,988	215,728,867
RPM International, Inc.	850,166	108,064,600
Salesforce, Inc.	1,878,799	547,425,665
Schlumberger NV	20,475,698	820,461,219
Texas Instruments, Inc.	2,603,801	528,988,211
UnitedHealth Group, Inc.	275,783	155,679,503
Universal Health Services, Inc., Class B	3,368,166	688,149,995
US Bancorp	5,965,007	288,169,488
Walt Disney Co. (The)	2,946,738	283,476,196
Weyerhaeuser Co., REIT	10,347,140	322,416,882
Willis Towers Watson plc	2,814,965	850,654,273
		24,801,147,803
Total Common Stocks (Cost $29,152,277,606)		46,022,600,098
	Ounces
Commodities — 11.8%
Gold bullion* (Cost $2,461,714,969)	2,426,222	6,663,738,941
	Principal Amount ($)
Corporate Bonds — 0.0% (b)
United States — 0.0% (b)
Bausch & Lomb, Inc. 7.13%, 8/1/2028‡ (Cost $5,210,587)	5,467,000	5,248,320

First Eagle Funds | Annual Report | October 31, 2024

First Eagle Global Fund | Consolidated Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
Short-Term Investments — 6.4%
Commercial Paper — 6.3%
AES Corp. (The) 5.24%, 11/1/2024 (c)	38,138,000	38,132,435
Amphenol Corp. 4.84%, 11/1/2024 (c)(d)	23,255,000	23,251,885
Apple, Inc. 4.69%, 11/29/2024 (c)(d)	50,000,000	49,810,940
4.77%, 12/4/2024 (c)(d)	50,000,000	49,778,906
4.72%, 12/9/2024 (c)(d)	100,000,000	99,493,867
4.73%, 12/12/2024 (c)(d)	150,000,000	149,183,450
BNG Bank NV 4.68%, 12/20/2024 (c)(d)	70,000,000	69,554,722
Cisco Systems, Inc. 5.17%, 11/27/2024 (c)(d)	100,000,000	99,645,125
5.17%, 12/4/2024 (c)(d)	50,000,000	49,777,363
Credit Agricole Corporate and Investment Bank 4.81%, 11/1/2024 (c)	26,280,000	26,276,477
Duke Energy Corp. 4.84%, 11/1/2024 (c)(d)	33,674,000	33,669,451
Engie SA 5.38%, 11/1/2024 (c)	64,139,000	64,130,514
5.34%, 11/4/2024 (c)	45,000,000	44,976,143
5.21%, 11/18/2024 (c)	50,000,000	49,883,213
5.21%, 11/20/2024 (c)	50,000,000	49,870,875
5.21%, 11/21/2024 (c)	50,000,000	49,864,754
5.13%, 11/25/2024 (c)	100,000,000	99,676,042
4.75%, 12/5/2024 (c)	80,000,000	79,635,611
4.88%, 12/19/2024 (c)	45,000,000	44,715,943
4.78%, 12/20/2024 (c)	45,000,000	44,710,416
Entergy Corp. 4.90%, 11/1/2024 (c)(d)	30,232,000	30,227,883
General Motors Financial Co., Inc. 4.93%, 11/1/2024 (c)(d)	93,720,000	93,707,218
Government of Quebec 4.99%, 11/19/2024 (c)(d)	55,000,000	54,862,031

First Eagle Funds | Annual Report | October 31, 2024

First Eagle Global Fund | Consolidated Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
Commercial Paper — 6.3% (continued)
Hydro-Quebec 5.27%, 11/1/2024 (c)(d)	32,650,000	32,645,673
5.13%, 11/19/2024 (c)	50,000,000	49,875,101
Kreditanstalt fuer Wiederaufbau 4.65%, 1/22/2021 (c)(d)	75,000,000	74,213,373
5.12%, 11/25/2024 (c)(d)	50,000,000	49,839,352
4.97%, 12/11/2024 (c)(d)	100,000,000	99,478,313
4.71%, 1/8/2025 (c)(d)	75,000,000	74,347,735
4.65%, 1/23/2025 (c)(d)	75,000,000	74,203,750
4.55%, 1/28/2025 (c)(d)	81,000,000	80,088,028
LVMH Moet Hennessy Louis Vuitton, Inc. 5.03%, 12/13/2024 (c)(d)	65,000,000	64,635,563
Nestle Finance International Ltd. 4.91%, 12/13/2024 (c)(d)	100,000,000	99,444,106
NRW Bank 5.05%, 11/5/2020 (c)(d)	75,000,000	74,950,297
5.17%, 11/12/2020 (c)	75,000,000	74,881,003
5.22%, 11/20/2024 (c)(d)	80,000,000	79,789,037
5.07%, 11/26/2024 (c)(d)	50,000,000	49,828,954
Province of Quebec Canada 5.16%, 11/12/2024 (c)(d)	50,000,000	49,920,323
5.15%, 11/13/2024 (c)(d)	100,000,000	99,827,506
5.14%, 11/14/2024 (c)(d)	100,000,000	99,814,388
5.14%, 11/15/2024 (c)(d)	100,000,000	99,801,292
5.13%, 11/21/2024 (c)	25,000,000	24,930,802
PSP Capital, Inc. 5.14%, 11/25/2024 (c)(d)	75,000,000	74,755,990
4.66%, 1/2/2025 (c)(d)	50,000,000	49,596,800
4.66%, 1/21/2025 (c)(d)	50,000,000	49,476,642
4.68%, 1/29/2025 (c)(d)	64,650,000	63,908,141
4.64%, 1/31/2025 (c)(d)	50,000,000	49,413,875
Roche Holdings, Inc. 4.96%, 12/10/2024 (c)	75,000,000	74,611,666
Sanofi SA 5.13%, 11/6/2024 (c)(d)	80,000,000	79,935,885
5.22%, 11/21/2024 (c)(d)	75,000,000	74,791,969

First Eagle Funds | Annual Report | October 31, 2024

First Eagle Global Fund | Consolidated Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
Commercial Paper — 6.3% (continued)
Svensk Exportkredit AB 5.14%, 12/2/2024 (c)	75,000,000	74,688,267
5.10%, 12/3/2024 (c)	100,000,000	99,571,550
Sysco Corp. 4.85%, 11/1/2024 (c)(d)	27,906,000	27,902,234
Walt Disney Co. (The) 5.26%, 11/18/2024 (c)	75,000,000	74,819,006
Total Commercial Paper (Cost $3,540,802,949)		3,540,821,885
U.S. Treasury Obligations — 0.1%
U.S. Treasury Bills 5.28%, 12/5/2024 (c)	20,000,000	19,913,154
4.76%, 2/6/2025 (c)	20,000,000	19,760,814
5.12%, 3/20/2025 (c)	20,000,000	19,661,750
Total U.S. Treasury Obligations (Cost $59,270,625)		59,335,718
	Shares
Investment Companies — 0.0% (b)
JP Morgan U.S. Government Money Market Fund, Capital Shares 4.86% (e) (Cost $739,001)	739,001	739,001
Total Short-Term Investments (Cost $3,600,812,575)		3,600,896,604
Total Investments — 99.9% (Cost $35,220,015,737)		56,292,483,963
Other Assets Less Liabilities — 0.1%		43,636,328
Net Assets — 100.0%		56,336,120,291

*  Non-income producing security.

‡  Value determined using significant unobservable inputs.

(a)  Affiliated company as defined under the Investment Company Act of 1940.

(b)  Represents less than 0.05% of net assets.

(c)  The rate shown was the current yield as of October 31, 2024.

(d)  Securities exempt from registration under Rule 144A or section 4(a)(2) of the Securities Act of 1933. Total value of all such securities at October 31, 2024 amounted to $2,475,572,067, which represents approximately 4.39% of net assets of the Fund.

(e)  Represents 7-day effective yield as of October 31, 2024.

First Eagle Funds | Annual Report | October 31, 2024

First Eagle Global Fund | Consolidated Schedule of Investments | October 31, 2024

As of October 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,639,004,449
Aggregate gross unrealized depreciation	(2,112,868,278)
Net unrealized appreciation	$20,526,136,171
Federal income tax cost of investments	$35,818,011,333

Forward Foreign Currency Exchange Contracts outstanding as of October 31, 2024

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	244,054,000	USD	265,286,698	UBS AG	11/6/2024	$208,980
JPY	13,296,179,000	USD	87,023,428	UBS AG	11/6/2024	508,589
USD	95,297,399	JPY	13,296,179,000	UBS AG	11/6/2024	7,765,382
USD	95,541,177	JPY	13,296,179,000	Bank of New York Mellon	12/4/2024	7,693,802
USD	302,224,130	EUR	270,165,000	Goldman Sachs	1/8/2025	7,482,220
USD	110,484,926	GBP	83,682,000	Goldman Sachs	1/8/2025	2,598,870
USD	95,921,646	JPY	13,296,179,000	Goldman Sachs	1/8/2025	7,615,021
USD	348,792,226	EUR	310,021,000	JPMorgan Chase Bank	2/5/2025	10,164,927
USD	107,811,709	GBP	80,458,000	JPMorgan Chase Bank	2/5/2025	4,097,106
USD	96,117,188	JPY	13,296,179,000	JPMorgan Chase Bank	2/5/2025	7,512,542
Total unrealized appreciation						55,647,439
USD	262,647,254	EUR	244,054,000	UBS AG	11/6/2024	(2,848,424)
USD	238,009,426	EUR	218,819,000	Bank of New York Mellon	12/4/2024	(301,533)
USD	263,788,821	EUR	241,409,000	UBS AG	3/5/2025	(260,813)
USD	94,301,898	JPY	14,191,304,000	UBS AG	3/5/2025	(573,128)
Total unrealized depreciation						(3,983,898)
Net unrealized appreciation						$51,663,541

Abbreviations

ADR  — American Depositary Receipt

EUR  — Euro

GBP  — British Pound

JPY  — Japanese Yen

NVDR  — Non-Voting Depositary Receipt

Preference  — A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT  — Real Estate Investment Trust

USD  — United States Dollar

First Eagle Funds | Annual Report | October 31, 2024

First Eagle Global Fund | Consolidated Schedule of Investments | October 31, 2024

Affiliated Securities

Security Description	Shares at October 31, 2024	Market Value October 31, 2023	Purchases at Cost	Proceeds from Sales
Common Stocks — 5.1%
Japan — 0.2%
Chofu Seisakusho Co. Ltd.	2,811,500	$44,698,784	$—	$(4,539,600)
T Hasegawa Co. Ltd.	3,002,800	62,909,936	—	—
		107,608,720	—	(4,539,600)
United Kingdom — 0.7%
Berkeley Group Holdings plc	6,528,960	332,616,729	—	(10)
United States — 4.2%
CH Robinson Worldwide, Inc.	7,996,857	547,603,660	111,156,693	(9,646,411)
Dentsply Sirona, Inc.^	10,435,979	209,857,889	98,610,927	—
Douglas Emmett, Inc., REIT	9,162,021	102,706,255	—	—
Flowserve Corp.	7,892,216	289,802,171	—	—
IPG Photonics Corp.*	3,319,802	266,058,242	19,827,887	—
Mills Music Trust	31,592	1,074,444	—	—
NOV, Inc.	28,255,276	537,029,309	26,137,540	—
		1,954,131,970	255,733,047	(9,646,411)
Total Common Stocks		2,394,357,419	255,733,047	(14,186,021)
Total		$2,394,357,419	$255,733,047	$(14,186,021)

First Eagle Funds | Annual Report | October 31, 2024

First Eagle Global Fund | Consolidated Schedule of Investments | October 31, 2024

Affiliated Securities (continued)

Security Description	Net Realized Gains (Loss)	Change in Unrealized Appreciation/ Depreciation	Market Value October 31, 2024	Dividend Income
Common Stocks — 5.1%
Japan — 0.2%
Chofu Seisakusho Co. Ltd.	$(2,291,643)	$(1,771,669)	$36,095,872	$847,259
T Hasegawa Co. Ltd.	—	2,251,115	65,161,051	1,294,575
	(2,291,643)	479,446	101,256,923	2,141,834
United Kingdom — 0.7%
Berkeley Group Holdings plc	—	39,957,315	372,574,034	21,073,242
United States — 4.2%
CH Robinson Worldwide, Inc.	2,657,681	172,224,523	823,996,146	18,957,258
Dentsply Sirona, Inc.^	—	(66,667,183)	241,801,633	5,273,052
Douglas Emmett, Inc., REIT	—	60,286,099	162,992,354	6,963,136
Flowserve Corp.	—	125,644,079	415,446,250	6,550,539
IPG Photonics Corp.*	—	(17,114,959)	268,771,170	—
Mills Music Trust	—	62,868	1,137,312	95,173
NOV, Inc.	—	(124,927,518)	438,239,331	6,827,569
	2,657,681	149,507,909	2,352,384,196	44,666,727
Total Common Stocks	366,038	189,944,670	2,826,215,153	67,881,803
Total	$366,038	$189,944,670	$2,826,215,153	$67,881,803

*  Non-income producing security.

^  Represents an unaffiliated issuer as of October 31, 2023.

See Notes to Financial Statements.

First Eagle Funds | Annual Report | October 31, 2024

First Eagle Overseas Fund | Consolidated Schedule of Investments | October 31, 2024

Investments	Shares	Value ($)
Common Stocks — 87.7%
Belgium — 1.8%
Groupe Bruxelles Lambert NV	2,721,717	196,656,909
Legris Industries SA*‡ (a)(b)(c)	905,366	22,955,965
		219,612,874
Brazil — 2.1%
Ambev SA, ADR	75,441,038	164,461,463
Itausa SA (Preference)	50,723,362	93,095,343
		257,556,806
Canada — 9.2%
Agnico Eagle Mines Ltd.	814,125	70,270,796
Barrick Gold Corp.	6,165,298	119,113,557
CAE, Inc.*	761,621	13,401,598
Franco-Nevada Corp.	316,575	42,022,043
Imperial Oil Ltd.	6,477,070	483,332,189
Nutrien Ltd.	2,328,574	111,026,408
Power Corp. of Canada	4,755,154	150,302,961
Wheaton Precious Metals Corp.	2,235,283	147,551,031
		1,137,020,583
Chile — 0.8%
Cia Cervecerias Unidas SA, ADR (c)	9,392,572	101,909,406
China — 3.4%
Alibaba Group Holding Ltd.	13,648,128	166,948,203
Prosus NV	6,105,285	257,306,465
		424,254,668
Faroe Islands — 0.5%
Bakkafrost P/F	1,037,685	62,578,196
Finland — 0.2%
Kesko OYJ, Class B	999,829	21,474,555
France — 6.1%
Danone SA	3,816,797	272,666,432
Laurent-Perrier (c)	558,938	61,102,473
Legrand SA	812,472	91,702,451
LVMH Moet Hennessy Louis Vuitton SE	74,114	49,339,213
Pluxee NV*	801,545	16,870,341

First Eagle Funds | Annual Report | October 31, 2024

First Eagle Overseas Fund | Consolidated Schedule of Investments | October 31, 2024

Investments	Shares	Value ($)
France — 6.1% (continued)
Sanofi SA	1,535,347	162,255,201
Sodexo SA	686,065	59,552,123
Wendel SE	439,181	43,648,943
		757,137,177
Germany — 2.5%
Brenntag SE	557,632	36,376,056
FUCHS SE (Preference)	2,322,615	108,400,996
Henkel AG & Co. KGaA (Preference)	1,476,257	127,833,498
Merck KGaA	226,858	37,505,379
		310,115,929
Hong Kong — 3.2%
CK Asset Holdings Ltd.	20,694,000	84,596,364
Great Eagle Holdings Ltd.	22,777,700	33,636,858
Guoco Group Ltd.	7,806,340	73,804,812
Hongkong Land Holdings Ltd.	15,883,500	68,101,904
Jardine Matheson Holdings Ltd.	3,666,800	141,171,800
		401,311,738
Japan — 16.0%
As One Corp.	2,756,760	51,553,810
Chofu Seisakusho Co. Ltd.	1,531,600	19,663,681
Daiichikosho Co. Ltd. (c)	5,732,560	71,632,170
FANUC Corp.	6,414,300	170,179,847
Hirose Electric Co. Ltd.	758,730	90,296,381
Hoshizaki Corp.	2,796,700	91,922,592
Kansai Paint Co. Ltd.	8,724,230	142,088,475
Keyence Corp.	74,800	33,765,743
Komatsu Ltd.	3,814,300	98,734,311
MISUMI Group, Inc.	830,100	13,510,340
Mitsubishi Electric Corp.	10,362,800	182,307,882
MS&AD Insurance Group Holdings, Inc.	9,067,500	200,567,060
Nagaileben Co. Ltd.	1,687,224	25,314,873
Nihon Kohden Corp.	5,018,000	74,799,880
Pilot Corp.	737,800	22,933,019
Secom Co. Ltd.	5,436,500	193,337,759

First Eagle Funds | Annual Report | October 31, 2024

First Eagle Overseas Fund | Consolidated Schedule of Investments | October 31, 2024

Investments	Shares	Value ($)
Japan — 16.0% (continued)
Shimano, Inc.	971,870	142,777,134
SK Kaken Co. Ltd.	437,805	25,558,315
SMC Corp.	210,690	89,447,715
Sompo Holdings, Inc.	5,492,200	117,747,741
T Hasegawa Co. Ltd.	1,906,436	41,369,846
TIS, Inc.	2,317,600	57,792,751
USS Co. Ltd.	3,021,400	25,303,538
		1,982,604,863
Mexico — 2.7%
Fomento Economico Mexicano SAB de CV, ADR	2,506,211	242,826,784
Fresnillo plc	1,426,722	13,576,261
Grupo Mexico SAB de CV, Series B	6,905,948	36,132,022
Industrias Penoles SAB de CV*	2,246,692	35,291,125
		327,826,192
Netherlands — 1.2%
HAL Trust	644,459	79,910,225
Heineken Holding NV	1,150,489	79,715,231
		159,625,456
Norway — 1.1%
Orkla ASA	14,687,852	135,694,433
Singapore — 1.8%
Haw Par Corp. Ltd. (c)	19,436,313	157,504,310
UOL Group Ltd.	15,047,300	60,801,587
		218,305,897
South Korea — 5.2%
Fursys, Inc. (c)	872,463	26,431,518
Hyundai Mobis Co. Ltd.	505,396	90,836,258
KT&G Corp.	2,259,458	179,478,291
NAVER Corp.	609,111	74,507,546
NongShim Co. Ltd.	197,002	53,317,278
Samsung Electronics Co. Ltd.	1,136,571	48,259,930
Samsung Electronics Co. Ltd. (Preference)	4,008,416	137,890,655
Samsung Life Insurance Co. Ltd.	410,775	30,058,245
		640,779,721

First Eagle Funds | Annual Report | October 31, 2024

First Eagle Overseas Fund | Consolidated Schedule of Investments | October 31, 2024

Investments	Shares	Value ($)
Sweden — 3.3%
Industrivarden AB, Class A	123,708	4,266,781
Industrivarden AB, Class C	1,572,517	54,050,503
Investor AB, Class A	966,810	27,448,647
Investor AB, Class B	8,027,455	227,209,591
L E Lundbergforetagen AB, Class B	384,245	19,023,909
Svenska Handelsbanken AB, Class A	6,838,494	71,056,329
		403,055,760
Switzerland — 4.9%
Cie Financiere Richemont SA (Registered)	1,639,732	238,745,791
Nestle SA (Registered)	1,530,593	144,629,779
Schindler Holding AG	663,835	193,194,638
Schindler Holding AG (Registered)	82,435	23,501,587
		600,071,795
Taiwan — 2.2%
Taiwan Secom Co. Ltd.	8,545,694	36,180,093
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,215,919	231,681,206
		267,861,299
Thailand — 0.9%
Bangkok Bank PCL, NVDR	20,440,959	88,963,217
Thai Beverage PCL	52,214,985	20,885,275
		109,848,492
Turkey — 0.5%
AG Anadolu Grubu Holding A/S	7,420,450	62,826,546
United Kingdom — 14.5%
BAE Systems plc	12,101,334	195,040,945
Berkeley Group Holdings plc	2,267,500	129,394,516
Big Yellow Group plc, REIT	2,602,379	40,536,102
British American Tobacco plc	7,827,992	273,737,912
Diageo plc	2,131,432	65,822,412
Great Portland Estates plc, REIT	7,832,988	31,664,272
Haleon plc	35,038,000	168,394,938
Lloyds Banking Group plc	182,339,363	125,157,800

First Eagle Funds | Annual Report | October 31, 2024

First Eagle Overseas Fund | Consolidated Schedule of Investments | October 31, 2024

Investments	Shares	Value ($)
United Kingdom — 14.5% (continued)
Reckitt Benckiser Group plc	3,624,203	219,858,757
Shell plc	8,047,499	270,853,654
Unilever plc	4,381,409	267,536,056
		1,787,997,364
United States — 3.6%
Newmont Corp.	2,487,576	113,035,453
Royal Gold, Inc.	454,973	66,453,356
Willis Towers Watson plc	900,560	272,140,226
		451,629,035
Total Common Stocks (Cost $7,777,289,322)		10,841,098,785
	Ounces
Commodities — 10.3%
Gold bullion* (Cost $357,409,268)	465,523	1,278,581,767
Short-Term Investments — 1.8%
Commercial Paper — 1.6%
AES Corp. (The) 5.24%, 11/1/2024 (d)	24,058,000	24,054,490
Amphenol Corp. 4.84%, 11/1/2024 (d)(e)	14,669,000	14,667,035
BNG Bank NV 4.68%, 12/20/2024 (d)(e)	5,000,000	4,968,194
Credit Agricole Corporate and Investment Bank 4.81%, 11/1/2024 (d)	16,576,000	16,573,778
Duke Energy Corp. 4.84%, 11/1/2024 (d)(e)	21,241,000	21,238,131
Engie SA 5.38%, 11/1/2024 (d)	10,561,000	10,559,603
4.88%, 12/19/2024 (d)	5,000,000	4,968,438
4.78%, 12/20/2024 (d)	5,000,000	4,967,824
Entergy Corp. 4.90%, 11/1/2024 (d)(e)	19,070,000	19,067,403

First Eagle Funds | Annual Report | October 31, 2024

First Eagle Overseas Fund | Consolidated Schedule of Investments | October 31, 2024

Investments	Ounces	Value ($)
Commercial Paper — 1.6% (continued)
General Motors Financial Co., Inc. 4.93%, 11/1/2024 (d)(e)	59,117,000	59,108,937
Sysco Corp. 4.85%, 11/1/2024 (d)(e)	17,603,000	17,600,624
Total Commercial Paper (Cost $197,799,234)		197,774,457
U.S. Treasury Obligations — 0.2%
U.S. Treasury Bills 5.28%, 12/5/2024 (d)	10,000,000	9,956,577
4.76%, 2/6/2025 (d)	10,000,000	9,880,407
5.12%, 3/20/2025 (d)	10,000,000	9,830,875
Total U.S. Treasury Obligations (Cost $29,635,313)		29,667,859
	Shares
Investment Companies — 0.0% (f)
JP Morgan U.S. Government Money Market Fund, Capital Shares 4.86% (g) (Cost $60,011)	60,011	60,011
Total Short-Term Investments (Cost $227,494,558)		227,502,327
Total Investments — 99.8% (Cost $8,362,193,148)		12,347,182,879
Other Assets Less Liabilities — 0.2%		21,298,025
Net Assets — 100.0%		12,368,480,904

*  Non-income producing security.

‡  Value determined using significant unobservable inputs.

(a)  Represents a security that is subject to legal or contractual restrictions on resale. The Fund generally acquires its investments in private transactions exempt from registration under the Securities Act of 1933. Its investments are therefore generally subject to certain limitations on resale, and may be deemed to be "restricted securities" under the Securities Act of 1933. Total value of all such securities at October 31, 2024 amounted to $22,955,965, which represents approximately 0.19% of net assets of the Fund.

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
Legris Industries SA	04/30/04	$23,433,066	$25.36

(b)  Security fair valued as of October 31, 2024 by the Adviser as "valuation designee" under the oversight of the Fund's Board of Trustees. Total value of all such securities at October 31, 2024 amounted to $22,955,965, which represents approximately 0.19% of net assets of the Fund.

First Eagle Funds | Annual Report | October 31, 2024

First Eagle Overseas Fund | Consolidated Schedule of Investments | October 31, 2024

(c)  Affiliated company as defined under the Investment Company Act of 1940.

(d)  The rate shown was the current yield as of October 31, 2024.

(e)  Securities exempt from registration under Rule 144A or section 4(a)(2) of the Securities Act of 1933. Total value of all such securities at October 31, 2024 amounted to $136,650,324, which represents approximately 1.10% of net assets of the Fund.

(f)  Represents less than 0.05% of net assets.

(g)  Represents 7-day effective yield as of October 31, 2024.

As of October 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,516,620,453
Aggregate gross unrealized depreciation	(1,067,324,923)
Net unrealized appreciation	$3,449,295,530
Federal income tax cost of investments	$8,924,511,940

Forward Foreign Currency Exchange Contracts outstanding as of October 31, 2024

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	118,916,000	USD	129,261,692	UBS AG	11/6/2024	$101,826
JPY	7,376,839,000	USD	48,281,376	UBS AG	11/6/2024	282,170
USD	52,871,849	JPY	7,376,839,000	UBS AG	11/6/2024	4,308,303
USD	53,007,099	JPY	7,376,839,000	Bank of New York Mellon	12/4/2024	4,268,590
USD	169,402,797	EUR	151,433,000	Goldman Sachs	1/8/2025	4,193,937
USD	42,402,594	GBP	32,116,000	Goldman Sachs	1/8/2025	997,411
USD	53,218,187	JPY	7,376,839,000	Goldman Sachs	1/8/2025	4,224,881
USD	151,355,447	EUR	134,531,000	JPMorgan Chase Bank	2/5/2025	4,410,985
USD	43,967,260	GBP	32,812,000	JPMorgan Chase Bank	2/5/2025	1,670,863
USD	53,326,675	JPY	7,376,839,000	JPMorgan Chase Bank	2/5/2025	4,168,025
Total unrealized appreciation						28,626,991
USD	127,975,615	EUR	118,916,000	UBS AG	11/6/2024	(1,387,902)
USD	131,935,835	EUR	121,298,000	Bank of New York Mellon	12/4/2024	(167,149)
USD	121,609,325	EUR	111,292,000	UBS AG	3/5/2025	(120,237)
USD	53,822,571	JPY	8,099,651,000	UBS AG	3/5/2025	(327,112)
Total unrealized depreciation						(2,002,400)
Net unrealized appreciation						$26,624,591

First Eagle Funds | Annual Report | October 31, 2024

First Eagle Overseas Fund | Consolidated Schedule of Investments | October 31, 2024

Abbreviations

ADR  — American Depositary Receipt

EUR  — Euro

GBP  — British Pound

JPY  — Japanese Yen

NVDR  — Non-Voting Depositary Receipt

OYJ  — Public Limited Company

Preference  — A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT  — Real Estate Investment Trust

USD  — United States Dollar

Affiliated Securities

Security Description	Shares at October 31, 2024	Market Value October 31, 2023	Purchases at Cost	Proceeds from Sales
Common Stocks — 3.6%
Belgium — 0.2%
Legris Industries SA*‡ (a)(b)	905,366	$15,384,962	$—	$—
Chile — 0.8%
Cia Cervecerias Unidas SA, ADR	9,392,572	105,666,435	—	—
France — 0.5%
Laurent-Perrier	558,938	69,786,652	—	—
Japan — 0.6%
Daiichikosho Co. Ltd.	5,732,560	84,735,608	—	—
Singapore — 1.3%
Haw Par Corp. Ltd.	19,436,313	135,861,236	—	(78,442)
South Korea — 0.2%
Fursys, Inc.	872,463	18,766,466	—	—
Total Common Stocks		430,201,359	—	(78,442)
Total		$430,201,359	$—	$(78,442)

First Eagle Funds | Annual Report | October 31, 2024

First Eagle Overseas Fund | Consolidated Schedule of Investments | October 31, 2024

Affiliated Securities (continued)

Security Description	Net Realized Gains (Loss)	Change in Unrealized Appreciation/ Depreciation	Market Value October 31, 2024	Dividend Income
Common Stocks — 3.6%
Belgium — 0.2%
Legris Industries SA*‡ (a)(b)	$—	$7,571,003	$22,955,965	$—
Chile — 0.8%
Cia Cervecerias Unidas SA, ADR	—	(3,757,029)	101,909,406	2,390,913
France — 0.5%
Laurent-Perrier	—	(8,684,179)	61,102,473	1,087,248
Japan — 0.6%
Daiichikosho Co. Ltd.	—	(13,103,438)	71,632,170	1,999,353
Singapore — 1.3%
Haw Par Corp. Ltd.	31,778	21,689,738	157,504,310	5,846,332
South Korea — 0.2%
Fursys, Inc.	—	7,665,052	26,431,518	632,116
Total Common Stocks	31,778	11,381,147	441,535,842	11,955,962
Total	$31,778	$11,381,147	$441,535,842	$11,955,962

*  Non-income producing security.

‡  Value determined using significant unobservable inputs.

(a)  Security fair valued as of October 31, 2024 by the Adviser as "valuation designee" under the oversight of the Fund's Board of Trustees. Total value of all such securities at October 31, 2024 amounted to $22,955,965, which represents approximately 0.19% of net assets of the Fund.

(b)  Represents a security that is subject to legal or contractual restrictions on resale. The Fund generally acquires its investments in private transactions exempt from registration under the Securities Act of 1933. Its investments are therefore generally subject to certain limitations on resale, and may be deemed to be "restricted securities" under the Securities Act of 1933. Total value of all such securities at October 31, 2024 amounted to $22,955,965, which represents approximately 0.19% of net assets of the Fund.

See Notes to Financial Statements.

First Eagle Funds | Annual Report | October 31, 2024

First Eagle U.S. Value Fund | Consolidated Schedule of Investments | October 31, 2024

Investments	Shares	Value ($)
Common Stocks — 77.6%
Air Freight & Logistics — 3.6%
CH Robinson Worldwide, Inc.	354,218	36,498,623
Expeditors International of Washington, Inc.	111,924	13,318,956
		49,817,579
Banks — 1.1%
US Bancorp	330,658	15,974,088
Capital Markets — 3.9%
Bank of New York Mellon Corp. (The)	589,455	44,421,329
Charles Schwab Corp. (The)	143,493	10,163,609
		54,584,938
Chemicals — 1.4%
Nutrien Ltd. (Canada)	178,461	8,509,020
PPG Industries, Inc.	55,033	6,852,159
RPM International, Inc.	30,241	3,843,934
		19,205,113
Consumer Finance — 1.4%
American Express Co.	73,294	19,795,244
Consumer Staples Distribution & Retail — 0.7%
Dollar General Corp.	117,633	9,415,345
Electronic Equipment, Instruments & Components — 1.1%
IPG Photonics Corp.*	186,242	15,078,152
Energy Equipment & Services — 3.0%
Noble Corp. plc	189,081	6,046,811
NOV, Inc.	1,034,361	16,042,939
Schlumberger NV	486,530	19,495,257
		41,585,007
Entertainment — 0.8%
Walt Disney Co. (The)	109,127	10,498,017
Financial Services — 1.6%
Berkshire Hathaway, Inc., Class A*	32	21,662,704
Food Products — 0.6%
Kraft Heinz Co. (The)	262,298	8,776,491
Health Care Equipment & Supplies — 3.8%
Becton Dickinson & Co.	85,355	19,938,074

First Eagle Funds | Annual Report | October 31, 2024

First Eagle U.S. Value Fund | Consolidated Schedule of Investments | October 31, 2024

Investments	Shares	Value ($)
Health Care Equipment & Supplies — 3.8% (continued)
Dentsply Sirona, Inc.	503,680	11,670,266
Medtronic plc	246,406	21,991,736
		53,600,076
Health Care Providers & Services — 9.2%
Elevance Health, Inc.	87,777	35,616,395
HCA Healthcare, Inc.	147,442	52,893,343
UnitedHealth Group, Inc.	10,154	5,731,933
Universal Health Services, Inc., Class B	170,425	34,819,532
		129,061,203
Household Products — 2.4%
Colgate-Palmolive Co.	365,303	34,232,544
Insurance — 3.4%
Brown & Brown, Inc.	65,306	6,833,620
Fidelity National Financial, Inc.	158,855	9,558,305
Willis Towers Watson plc	104,185	31,483,665
		47,875,590
Interactive Media & Services — 7.8%
Alphabet, Inc., Class A	126,759	21,689,733
Alphabet, Inc., Class C	188,322	32,521,326
Meta Platforms, Inc., Class A	95,714	54,325,352
		108,536,411
Life Sciences Tools & Services — 0.5%
Bio-Rad Laboratories, Inc., Class A*	19,277	6,904,829
Machinery — 3.3%
Cummins, Inc.	55,552	18,275,497
Deere & Co.	20,543	8,313,547
Flowserve Corp.	378,708	19,935,189
		46,524,233
Media — 3.1%
Charter Communications, Inc., Class A*	9,493	3,110,002
Comcast Corp., Class A	920,308	40,189,850
		43,299,852
Metals & Mining — 3.0%
Agnico Eagle Mines Ltd. (Canada)	82,024	7,079,861

First Eagle Funds | Annual Report | October 31, 2024

First Eagle U.S. Value Fund | Consolidated Schedule of Investments | October 31, 2024

Investments	Shares	Value ($)
Metals & Mining — 3.0% (continued)
Barrick Gold Corp. (Canada)	619,890	11,976,275
Franco-Nevada Corp. (Canada)	31,259	4,149,307
Newmont Corp.	278,379	12,649,542
Royal Gold, Inc.	38,764	5,661,870
		41,516,855
Office REITs — 1.0%
BXP, Inc., REIT	102,688	8,272,546
Douglas Emmett, Inc., REIT	359,380	6,393,370
		14,665,916
Oil, Gas & Consumable Fuels — 3.3%
Exxon Mobil Corp.	317,531	37,081,270
ONEOK, Inc.	88,869	8,609,629
		45,690,899
Residential REITs — 1.5%
Equity Residential, REIT	296,839	20,888,560
Semiconductors & Semiconductor Equipment — 3.9%
Analog Devices, Inc.	123,513	27,556,985
Texas Instruments, Inc.	129,224	26,253,148
		53,810,133
Software — 6.7%
Microsoft Corp.	22,886	9,299,726
Oracle Corp.	363,657	61,036,191
Salesforce, Inc.	80,777	23,535,994
		93,871,911
Specialized REITs — 1.4%
Extra Space Storage, Inc., REIT	42,904	7,006,223
Weyerhaeuser Co., REIT	401,701	12,517,003
		19,523,226
Specialty Retail — 0.4%
Ross Stores, Inc.	42,875	5,990,495
Tobacco — 3.7%
Philip Morris International, Inc.	390,627	51,836,203
Total Common Stocks (Cost $563,838,935)		1,084,221,614

First Eagle Funds | Annual Report | October 31, 2024

First Eagle U.S. Value Fund | Consolidated Schedule of Investments | October 31, 2024

Investments	Ounces	Value ($)
Commodities — 12.6%
Gold bullion* (Cost $67,628,124)	64,102	176,060,378
	Shares
Master Limited Partnerships — 1.4%
Oil, Gas & Consumable Fuels — 1.4%
Enterprise Products Partners LP (Cost $14,041,160)	685,243	19,639,064
	Principal Amount ($)
Corporate Bonds — 1.3%
Banks — 0.1%
Manufacturers & Traders Trust Co. 4.65%, 1/27/2026	1,205,000	1,200,221
Energy Equipment & Services — 0.1%
Noble Finance II LLC 8.00%, 4/15/2030 (a)	1,400,000	1,419,099
Financial Services — 0.4%
Mexico Remittances Funding Fiduciary Estate Management Sarl 12.50%, 10/15/2031 (a)	5,500,000	5,512,100
Health Care Equipment & Supplies — 0.2%
Bausch & Lomb, Inc. 7.13%, 8/1/2028‡	600,000	576,000
Embecta Corp. 5.00%, 2/15/2030 (a)	3,000,000	2,715,502
		3,291,502
Machinery — 0.1%
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (a)	1,490,000	1,399,982
Oil, Gas & Consumable Fuels — 0.4%
Enterprise Products Operating LLC Series E, (CME Term SOFR 3 Month + 3.29%), 5.25%, 8/16/2077 (b)	2,600,000	2,554,271
(CME Term SOFR 3 Month + 2.83%), 5.38%, 2/15/2078 (b)	2,750,000	2,639,172
		5,193,443
Total Corporate Bonds (Cost $17,651,742)		18,016,347

First Eagle Funds | Annual Report | October 31, 2024

First Eagle U.S. Value Fund | Consolidated Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
Convertible Preferred Stocks — 0.4%
Banks — 0.4%
Bank of America Corp. Series L, 7.25% (c) (Cost $5,693,463)	4,250	5,248,750
Short-Term Investments — 6.8%
Commercial Paper — 4.4%
AES Corp. (The) 5.24%, 11/1/2024 (d)	7,204,000	7,202,949
Amphenol Corp. 4.84%, 11/1/2024 (a)(d)	4,392,000	4,391,411
Credit Agricole Corporate and Investment Bank 4.81%, 11/1/2024 (d)	4,963,000	4,962,334
Duke Energy Corp. 4.84%, 11/1/2024 (a)(d)	6,360,000	6,359,141
Entergy Corp. 4.90%, 11/1/2024 (a)(d)	5,710,000	5,709,222
General Motors Financial Co., Inc. 4.93%, 11/1/2024 (a)(d)	17,701,000	17,698,586
Honeywell International, Inc. 5.40%, 12/9/2024 (a)(d)	10,000,000	9,949,062
Sysco Corp. 4.85%, 11/1/2024 (a)(d)	5,271,000	5,270,289
Total Commercial Paper (Cost $61,545,372)		61,542,994
	Shares
Investment Companies — 0.0% (e)
JP Morgan U.S. Government Money Market Fund, Capital Shares 4.86% (f) (Cost $31,170)	31,170	31,170
	Principal Amount ($)
U.S. Treasury Obligations — 2.4%
U.S. Treasury Bills 5.20%, 11/14/2024 (d)	9,000,000	8,984,931
5.28%, 12/5/2024 (d)	5,000,000	4,978,288
4.67%, 1/9/2025 (d)	10,000,000	9,914,421
4.76%, 2/6/2025 (d)	5,000,000	4,940,204

First Eagle Funds | Annual Report | October 31, 2024

First Eagle U.S. Value Fund | Consolidated Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
U.S. Treasury Obligations — 2.4% (continued)
4.57%, 3/20/2025 (d)	5,000,000	4,915,438
Total U.S. Treasury Obligations (Cost $33,722,056)		33,733,282
Total Short-Term Investments (Cost $95,298,598)		95,307,446
Total Investments — 100.1% (Cost $764,152,022)		1,398,493,599
Liabilities in Excess of Other Assets — (0.1%)		(719,431)
Net Assets — 100.0%		1,397,774,168

*  Non-income producing security.

‡  Value determined using significant unobservable inputs.

(a)  Securities exempt from registration under Rule 144A or section 4(a)(2) of the Securities Act of 1933. Total value of all such securities at October 31, 2024 amounted to $60,424,394, which represents approximately 4.32% of net assets of the Fund.

(b)  Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of October 31, 2024.

(c)  Perpetual security. The rate reflected was the rate in effect on October 31, 2024. The maturity date reflects the next call date.

(d)  The rate shown was the current yield as of October 31, 2024.

(e)  Represents less than 0.05% of net assets.

(f)  Represents 7-day effective yield as of October 31, 2024.

As of October 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$672,999,988
Aggregate gross unrealized depreciation	(33,586,677)
Net unrealized appreciation	$639,413,311
Federal income tax cost of investments	$759,080,288

Abbreviations

REIT  — Real Estate Investment Trust

SOFR  — Secured Overnight Financing Rate

See Notes to Financial Statements.

First Eagle Funds | Annual Report | October 31, 2024

First Eagle Gold Fund | Consolidated Schedule of Investments | October 31, 2024

Investments	Shares	Value ($)
Common Stocks — 81.5%
Australia — 9.2%
Northern Star Resources Ltd.	19,552,128	226,890,586
Ora Banda Mining Ltd.*	56,153,152	34,275,938
		261,166,524
Canada — 53.5%
Agnico Eagle Mines Ltd.	2,132,360	184,053,596
Alamos Gold, Inc., Class A	6,525,232	131,830,916
B2Gold Corp. (a)	17,553,298	57,992,007
Barrick Gold Corp.	6,944,076	134,159,548
Dundee Precious Metals, Inc. (b)	13,610,210	138,413,886
Franco-Nevada Corp.	1,042,524	138,384,232
G Mining Ventures Corp.	6,701,347	57,226,284
Kinross Gold Corp.	12,289,880	123,881,990
MAG Silver Corp.* (b)	6,317,015	108,160,763
Novagold Resources, Inc.* (b)	25,384,555	87,830,560
Orla Mining Ltd.*	7,840,941	37,674,360
Wheaton Precious Metals Corp.	4,773,406	315,092,530
		1,514,700,672
Mexico — 1.3%
Fresnillo plc	1,477,558	14,060,001
Industrias Penoles SAB de CV*	1,403,600	22,047,803
		36,107,804
South Africa — 4.0%
Gold Fields Ltd., ADR	6,827,329	112,514,382
United Kingdom — 2.4%
Anglogold Ashanti plc	2,420,265	67,283,367
United States — 11.1%
Newmont Corp.	4,060,970	184,530,477
Royal Gold, Inc.	891,278	130,180,065
		314,710,542
Total Common Stocks (Cost $1,400,930,100)		2,306,483,291

First Eagle Funds | Annual Report | October 31, 2024

First Eagle Gold Fund | Consolidated Schedule of Investments | October 31, 2024

Investments	Ounces	Value ($)
Commodities — 16.7%
Gold bullion*	93,735	257,448,902
Silver bullion*	6,587,194	215,376,227
Total Commodities (Cost $300,347,574)		472,825,129
	Number of Rights
Rights — 0.1%
Canada — 0.1%
Pan American Silver Corp., CVR, expiring 2/22/2029* Cost $45,973,716	6,835,667	3,178,585
	Principal Amount ($)
Short-Term Investments — 1.9%
Commercial Paper — 1.9%
AES Corp. (The) 5.24%, 11/1/2024 (c)	7,616,000	7,614,889
Amphenol Corp. 4.84%, 11/1/2024 (c)(d)	4,644,000	4,643,378
Credit Agricole Corporate and Investment Bank 4.81%, 11/1/2024 (c)	5,248,000	5,247,296
Duke Energy Corp. 4.84%, 11/1/2024 (c)(d)	6,725,000	6,724,092
Entergy Corp. 4.90%, 11/1/2024 (c)(d)	6,037,000	6,036,178
General Motors Financial Co., Inc. 4.93%, 11/1/2024 (c)(d)	18,715,000	18,712,447
Sysco Corp. 4.85%, 11/1/2024 (c)(d)	5,573,000	5,572,248
Total Commercial Paper (Cost $54,558,000)		54,550,528
First Eagle Funds | Annual Report | October 31, 2024

First Eagle Gold Fund | Consolidated Schedule of Investments | October 31, 2024

Investments	Shares	Value ($)
Investment Companies — 0.0% (e)
JP Morgan U.S. Government Money Market Fund, Capital Shares 4.86% (f) (Cost $28,799)	28,799	28,799
Total Short-Term Investments (Cost $54,586,799)		54,579,327
Total Investments — 100.2% (Cost $1,801,838,189)		2,837,066,332
Liabilities in Excess of Other Assets — (0.2)%		(5,420,443)
Net Assets — 100.0%		2,831,645,889

*  Non-income producing security.

(a)  Represents a security that is subject to legal restrictions on resale due to the compliance obligations of the adviser. Total value of all such securities at October 31, 2024 amounted to $57,992,007, which represents approximately 2.05% of net assets of the Fund.

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
B2Gold Corp.	07/17/15 - 02/05/24	$43,437,872	$3.30

(b)  Affiliated company as defined under the Investment Company Act of 1940.

(c)  The rate shown was the current yield as of October 31, 2024.

(d)  Securities exempt from registration under Rule 144A or section 4(a)(2) of the Securities Act of 1933. Total value of all such securities at October 31, 2024 amounted to $41,688,343, which represents approximately 1.47% of net assets of the Fund.

(e)  Represents less than 0.05% of net assets.

(f)  Represents 7-day effective yield as of October 31, 2024.

Abbreviations

ADR  — American Depositary Receipt

CVR  — Contingent Value Rights

As of October 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,120,425,586
Aggregate gross unrealized depreciation	(170,900,173)
Net unrealized appreciation	$949,525,413
Federal income tax cost of investments	$1,887,540,919

First Eagle Funds | Annual Report | October 31, 2024

First Eagle Gold Fund | Consolidated Schedule of Investments | October 31, 2024

Affiliated Securities

Security Description	Shares at October 31, 2024	Market Value October 31, 2023	Purchases at Cost	Proceeds from Sales
Common Stocks — 11.8%
Canada — 11.8%
Dundee Precious Metals, Inc.	13,610,210	$93,341,751	$6,655,129	$(15,182,249)
MAG Silver Corp.*	6,317,015	54,322,011	27,422,906	(11,382,103)
Novagold Resources, Inc.*	25,384,555	62,447,299	32,500,679	—
Total Common Stocks		210,111,061	66,578,714	(26,564,352)
Total		$210,111,061	$66,578,714	$(26,564,352)
Security Description	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value October 31, 2024	Dividend Income
Common Stocks — 11.8%
Canada — 11.8%
Dundee Precious Metals, Inc.	$5,136,673	$48,462,582	$138,413,886	$2,048,459
MAG Silver Corp.*	(2,304,442)	40,102,391	108,160,763	—
Novagold Resources, Inc.*	—	(7,117,418)	87,830,560	—
Total Common Stocks	2,832,231	81,447,555	334,405,209	2,048,459
Total	$2,832,231	$81,447,555	$334,405,209	$2,048,459

*  Non-income producing security.

See Notes to Financial Statements.

First Eagle Funds | Annual Report | October 31, 2024

First Eagle Global Income Builder Fund | Schedule of Investments | October 31, 2024

Investments	Shares	Value ($)
Common Stocks — 63.4%
Brazil — 1.5%
Ambev SA, ADR	8,541,286	18,620,008
Itausa SA (Preference)	4,565,824	8,379,905
		26,999,913
Canada — 4.5%
Agnico Eagle Mines Ltd.	16,806	1,450,602
Barrick Gold Corp.	90,496	1,748,383
Franco-Nevada Corp.	42,649	5,661,212
Franco-Nevada Corp.	32,962	4,372,739
Imperial Oil Ltd.	238,922	17,828,847
Nutrien Ltd.	111,016	5,293,243
Power Corp. of Canada	776,074	24,530,482
Wheaton Precious Metals Corp. (a)	281,516	18,582,871
		79,468,379
Chile — 1.2%
Cia Cervecerias Unidas SA, ADR	1,327,830	14,406,956
Quinenco SA	2,083,758	6,706,245
		21,113,201
Finland — 0.2%
Kesko OYJ, Class B	139,183	2,989,404
France — 1.6%
Danone SA	91,535	6,539,127
Sanofi SA	152,652	16,132,236
Sodexo SA	38,666	3,356,304
Wendel SE	19,995	1,987,246
		28,014,913
Germany — 1.1%
FUCHS SE (Preference)	318,042	14,843,644
Henkel AG & Co. KGaA (Preference)	56,692	4,909,129
		19,752,773
Hong Kong — 3.2%
CK Asset Holdings Ltd.	2,483,000	10,150,419
Hongkong Land Holdings Ltd.	3,179,200	13,631,100

First Eagle Funds | Annual Report | October 31, 2024

First Eagle Global Income Builder Fund | Schedule of Investments | October 31, 2024

Investments	Shares	Value ($)
Hong Kong — 3.2% (continued)
Jardine Matheson Holdings Ltd.	802,500	30,896,250
Mandarin Oriental International Ltd.	1,047,200	1,853,544
		56,531,313
Japan — 2.7%
FANUC Corp.	294,600	7,816,127
MS&AD Insurance Group Holdings, Inc.	189,700	4,196,038
Nagaileben Co. Ltd.	22,700	340,588
Nohmi Bosai Ltd.	70,300	1,388,045
Secom Co. Ltd.	353,400	12,567,932
Shimano, Inc.	91,300	13,412,856
Sompo Holdings, Inc.	204,800	4,390,724
USS Co. Ltd.	429,800	3,599,477
		47,711,787
Mexico — 2.7%
Coca-Cola Femsa SAB de CV, ADR (a)	179,026	14,925,398
Fomento Economico Mexicano SAB de CV, ADR	203,458	19,713,046
GMexico Transportes SAB de CV (b)	1,331,937	2,007,607
Grupo Mexico SAB de CV, Series B	2,026,562	10,603,002
		47,249,053
Netherlands — 0.8%
HAL Trust	40,521	5,024,435
Heineken Holding NV	136,892	9,484,990
		14,509,425
Norway — 1.0%
Orkla ASA	1,828,544	16,893,092
Singapore — 0.7%
United Overseas Bank Ltd.	386,000	9,383,294
UOL Group Ltd.	764,200	3,087,901
		12,471,195
South Korea — 3.1%
KT&G Corp.	419,335	33,309,550
Samsung Electronics Co. Ltd.	106,119	4,505,918
Samsung Electronics Co. Ltd. (Preference)	372,602	12,817,615
Samsung Life Insurance Co. Ltd.	38,495	2,816,851
		53,449,934

First Eagle Funds | Annual Report | October 31, 2024

First Eagle Global Income Builder Fund | Schedule of Investments | October 31, 2024

Investments	Shares	Value ($)
Sweden — 0.6%
Svenska Handelsbanken AB, Class A	996,753	10,356,902
Switzerland — 4.6%
Cie Financiere Richemont SA (Registered)	168,707	24,563,823
Nestle SA (Registered)	382,445	36,138,239
Schindler Holding AG	61,668	17,947,121
Schindler Holding AG (Registered)	7,544	2,150,736
		80,799,919
Taiwan — 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (a)	47,844	9,116,196
Thailand — 0.8%
Bangkok Bank PCL, NVDR	1,467,900	6,388,600
Thai Beverage PCL	17,954,100	7,181,393
		13,569,993
United Kingdom — 9.7%
BAE Systems plc	807,624	13,016,726
Berkeley Group Holdings plc	214,849	12,260,323
British American Tobacco plc	1,195,354	41,800,465
Diageo plc	199,933	6,174,287
Great Portland Estates plc, REIT	523,564	2,116,468
Haleon plc	4,109,584	19,750,932
Lloyds Banking Group plc	11,546,087	7,925,238
Reckitt Benckiser Group plc	243,748	14,786,736
Unilever plc	871,901	53,239,710
		171,070,885
United States — 22.9%
Analog Devices, Inc. (a)	64,448	14,378,993
Bank of New York Mellon Corp. (The) (a)	258,534	19,483,122
Becton Dickinson & Co. (a)	93,759	21,901,165
BXP, Inc., REIT (a)	97,307	7,839,052
CH Robinson Worldwide, Inc. (a)	150,984	15,557,391
Colgate-Palmolive Co. (a)	232,838	21,819,249
Comcast Corp., Class A	541,473	23,646,126
Douglas Emmett, Inc., REIT	366,396	6,518,185
Elevance Health, Inc.	17,617	7,148,274

First Eagle Funds | Annual Report | October 31, 2024

First Eagle Global Income Builder Fund | Schedule of Investments | October 31, 2024

Investments	Shares	Value ($)
United States — 22.9% (continued)
Equity Residential, REIT (a)	345,193	24,291,231
Exxon Mobil Corp. (a)	395,470	46,182,987
Fidelity National Financial, Inc. (a)	84,603	5,090,563
General Dynamics Corp. (a)	7,297	2,127,878
HCA Healthcare, Inc. (a)	66,205	23,750,382
IDACORP, Inc.	62,953	6,514,376
Kraft Heinz Co. (The) (a)	133,886	4,479,826
Linde plc	53	24,176
Medtronic plc (a)	233,926	20,877,896
Noble Corp. plc	47,527	1,519,913
ONEOK, Inc. (a)	77,514	7,509,556
Oracle Corp. (a)	16,238	2,725,386
Philip Morris International, Inc. (a)	395,992	52,548,137
Royal Gold, Inc. (a)	90,423	13,207,183
Schlumberger NV (a)	153,224	6,139,686
Texas Instruments, Inc. (a)	116,702	23,709,178
Universal Health Services, Inc., Class B	19,258	3,934,602
US Bancorp (a)	326,193	15,758,384
Weyerhaeuser Co., REIT	129,131	4,023,722
		402,706,619
Total Common Stocks (Cost $925,357,055)		1,114,774,896
	Principal Amount ($)
Corporate Bonds — 11.6%
Australia — 0.1%
Nufarm Australia Ltd. 5.00%, 1/27/2030 (c)	2,595,000	2,404,696
Canada — 0.5%
Transcanada Trust Series 16-A, 5.88%, 8/15/2076	9,142,000	9,109,144
Mexico — 0.4%
Mexico Remittances Funding Fiduciary Estate Management Sarl 12.50%, 10/15/2031 (c)	7,000,000	7,015,400

First Eagle Funds | Annual Report | October 31, 2024

First Eagle Global Income Builder Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
Norway — 0.1%
DNB Boligkreditt A/S (NIBOR 3 Month + 0.45%), 5.17%, 10/5/2027 (d)	26,000,000	2,374,726
Poland — 0.1%
Canpack SA 3.13%, 11/1/2025 (c)	420,000	406,243
3.88%, 11/15/2029 (c)	1,000,000	909,679
		1,315,922
United Kingdom — 0.1%
BAT Capital Corp. 3.22%, 9/6/2026	2,425,000	2,357,612
United States — 10.3%
ACCO Brands Corp. 4.25%, 3/15/2029 (c)	6,858,000	6,291,686
American Airlines, Inc. 5.50%, 4/20/2026 (c)	2,133,921	2,127,508
5.75%, 4/20/2029 (c)	502,000	497,099
AMN Healthcare, Inc. 4.63%, 10/1/2027 (c)	2,959,000	2,851,012
Aramark Services, Inc. 5.00%, 2/1/2028 (c)	1,800,000	1,767,500
Ball Corp. 6.88%, 3/15/2028	4,152,000	4,267,874
Bank of New York Mellon Corp. (The) Series F, (CME Term SOFR 3 Month + 3.39%), 4.63%, 9/20/2026 (d)(e)	1,775,000	1,746,309
Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 3.75%, 12/20/2026 (d)(e)	9,889,000	9,330,060
Boston Properties LP REIT, 3.20%, 1/15/2025	1,817,000	1,809,608
Carnival Corp. 4.00%, 8/1/2028 (c)	1,206,000	1,149,611
CCO Holdings LLC 5.13%, 5/1/2027 (c)	1,807,000	1,769,347
5.38%, 6/1/2029 (c)	1,900,000	1,813,646
6.38%, 9/1/2029 (c)	1,835,000	1,816,876
Centene Corp. 4.25%, 12/15/2027	3,573,000	3,456,052
4.63%, 12/15/2029	900,000	860,052

First Eagle Funds | Annual Report | October 31, 2024

First Eagle Global Income Builder Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
United States — 10.3% (continued)
Charles River Laboratories International, Inc. 4.25%, 5/1/2028 (c)	2,282,000	2,169,462
3.75%, 3/15/2029 (c)	1,522,000	1,395,237
Charter Communications Operating LLC 4.20%, 3/15/2028	3,640,000	3,507,580
CITGO Petroleum Corp. 7.00%, 6/15/2025 (c)	9,457,000	9,459,894
6.38%, 6/15/2026 (c)	4,182,000	4,182,389
Crown Americas LLC 4.75%, 2/1/2026	875,000	868,574
5.25%, 4/1/2030	900,000	885,199
Diamond Foreign Asset Co. 8.50%, 10/1/2030 (c)	1,775,000	1,832,826
Dollar General Corp. 3.50%, 4/3/2030	1,900,000	1,750,310
Edgewell Personal Care Co. 5.50%, 6/1/2028 (c)	1,770,000	1,743,911
4.13%, 4/1/2029 (c)	1,557,000	1,453,612
Embecta Corp. 5.00%, 2/15/2030 (c)	4,893,000	4,428,983
6.75%, 2/15/2030 (c)	2,292,000	2,137,953
Enterprise Products Operating LLC Series E, 5.25%, 8/16/2077 (d)	6,250,000	6,140,074
Fair Isaac Corp. 5.25%, 5/15/2026 (c)	1,715,000	1,716,996
4.00%, 6/15/2028 (c)	2,764,000	2,624,841
GE HealthCare Technologies, Inc. 5.60%, 11/15/2025	2,525,000	2,545,759
HCA, Inc. 5.38%, 2/1/2025	8,401,000	8,401,386
5.88%, 2/15/2026	3,449,000	3,472,874
3.50%, 9/1/2030	2,788,000	2,557,200
5.45%, 4/1/2031	4,150,000	4,196,311
Iron Mountain, Inc. REIT, 4.88%, 9/15/2027 (c)	3,609,000	3,547,059
REIT, 5.25%, 3/15/2028 (c)	1,005,000	986,327
REIT, 5.00%, 7/15/2028 (c)	1,596,000	1,555,277
REIT, 4.88%, 9/15/2029 (c)	1,322,000	1,273,158

First Eagle Funds | Annual Report | October 31, 2024

First Eagle Global Income Builder Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
United States — 10.3% (continued)
JPMorgan Chase & Co. 2.60%, 2/24/2026 (d)	1,750,000	1,736,234
KeyBank NA 4.15%, 8/8/2025	2,575,000	2,556,562
KFC Holding Co. 4.75%, 6/1/2027 (c)	2,322,000	2,300,330
Kraft Heinz Foods Co. 3.00%, 6/1/2026	1,800,000	1,752,505
Laboratory Corp. of America Holdings 3.60%, 2/1/2025	2,625,000	2,613,705
Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (c)	2,583,000	2,398,202
Manufacturers & Traders Trust Co. 4.65%, 1/27/2026	3,480,000	3,466,200
4.70%, 1/27/2028	3,825,000	3,789,688
Mellon Capital IV Series 1, (CME Term SOFR 3 Month + 0.83%, 4.00% Floor), 5.64%, 11/30/2024 (d)(e)	6,183,000	5,431,548
Mileage Plus Holdings LLC 6.50%, 6/20/2027 (c)	2,991,761	3,021,289
MSCI, Inc. 4.00%, 11/15/2029 (c)	4,725,000	4,478,084
Noble Finance II LLC 8.00%, 4/15/2030 (c)	1,750,000	1,773,874
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (c)	6,359,000	5,974,823
Service Corp. International 4.63%, 12/15/2027	1,749,000	1,712,682
5.13%, 6/1/2029	857,000	840,842
Teleflex, Inc. 4.63%, 11/15/2027	2,919,000	2,869,348
4.25%, 6/1/2028 (c)	782,000	749,697
Truist Financial Corp. Series N, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 4.80%, 3/1/2025 (d)(e)	14,157,000	14,081,407
WESCO Distribution, Inc. 7.25%, 6/15/2028 (c)	2,136,000	2,186,262
		180,120,714
Total Corporate Bonds (Cost $202,297,464)		204,698,214

First Eagle Funds | Annual Report | October 31, 2024

First Eagle Global Income Builder Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
U.S. Treasury Obligations — 9.5%
U.S. Treasury Bonds 6.63%, 2/15/2027	14,150,000	14,970,258
6.13%, 11/15/2027	21,467,400	22,690,035
U.S. Treasury Inflation Linked Notes 0.38%, 7/15/2025	13,375,000	17,534,840
0.13%, 4/15/2027	16,530,800	17,644,721
1.25%, 4/15/2028	13,225,000	13,592,290
2.13%, 4/15/2029	4,300,000	4,422,624
1.88%, 7/15/2034	1,800,000	1,793,056
U.S. Treasury Notes 1.75%, 12/31/2024	17,647,000	17,566,348
1.75%, 3/15/2025	12,430,000	12,305,117
2.75%, 6/30/2025	17,750,000	17,567,820
1.75%, 12/31/2026	18,610,000	17,699,128
3.38%, 5/15/2033	6,650,000	6,229,180
3.88%, 8/15/2034	3,600,000	3,483,000
Total U.S. Treasury Obligations (Cost 168,209,456)		167,498,417
	Ounces
Commodities — 7.5%
Gold bullion* (Cost $59,207,085)	48,278	132,598,740
	Shares
Preferred Stocks — 1.8%
United States — 1.8%
Charles Schwab Corp. (The) Series D, 5.95%, (e)	139,464	3,540,991
MetLife, Inc. Series A, (SOFR + 1.00%, 4.00% Floor), 6.21%, (d)(e)	128,986	3,193,693
Northern Trust Corp. Series E, 4.70%, (e)	135,349	2,997,980
State Street Corp. Series G, 5.35%, (e)	100,371	2,498,234
Truist Financial Corp. Series R, 4.75%, (e)	499,123	10,536,487

First Eagle Funds | Annual Report | October 31, 2024

First Eagle Global Income Builder Fund | Schedule of Investments | October 31, 2024

Investments	Shares		Value ($)
United States — 1.8% (continued)
US Bancorp Series A, (CME Term SOFR 3 Month + 1.28%), 5.94%, (d)(e)		5,200	4,510,480
Series B, (CME Term SOFR 3 Month + 0.86%, 1.02% Floor), 5.52%, (d)(e)		213,750	4,732,425
Total Preferred Stocks (Cost 32,496,796)			32,010,290
	Principal Amount ($)
Convertible Preferred Stocks — 1.5%
United States — 1.5%
Bank of America Corp. Series L, 7.25%, (e)		10,496	12,962,560
Wells Fargo & Co. Series L, 7.50%, (e)		11,123	13,735,570
Total Convertible Preferred Stocks (Cost $30,438,618)			26,698,130
	Shares
Master Limited Partnerships — 1.0%
United States — 1.0%
Enterprise Products Partners LP (Cost $11,024,328)		612,186	17,545,251
	Principal Amount ($)
Foreign Government Securities — 0.9%
Brazil — 0.4%
Notas do Tesouro Nacional 10.00%, 1/1/2027	BRL	30,000,000	5,068,461
6.25%, 3/18/2031		1,650,000	1,679,181
			6,747,642
Canada — 0.1%
Province of Quebec 2.50%, 4/20/2026		893,000	868,990
Colombia — 0.2%
Republic of Colombia 3.00%, 1/30/2030		4,290,000	3,562,972
Mexico — 0.1%
Mex Bonos Desarr Fix Rt Series M, 5.75%, 3/5/2026	MXN	55,300,000	2,607,954

First Eagle Funds | Annual Report | October 31, 2024

First Eagle Global Income Builder Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia 4.75%, 1/18/2028 (c)	2,600,000	2,611,960
Total Foreign Government Securities (Cost 16,917,316)		16,399,518
Municipal Bonds — 0.2%
New York 0.2%
Oneida Indian Nation of New York, Revenue, Series 2024 A, 8.00%, 09/01/2040 (c) (Cost $2,934,073)	3,000,000	2,977,739
Loan Assignments — 0.2%
United States — 0.2%
Aramark Services, Inc., First Lien Term Loan B7 (CME Term SOFR 1 Month + 2.00%), 6.69%, 4/6/2028 (d) (Cost $2,500,000)	2,500,000	2,505,625
Asset-Backed Securities — 0.2%
United States — 0.2%
United Airlines Pass-Through Trust Series 2020-1, Class A, 5.88%, 10/15/2027 (Cost $3,012,902)	3,023,035	3,090,852
Short-Term Investments — 1.6%
Commercial Paper — 1.6%
AES Corp. (The) 5.24%, 11/1/2024 (f)	3,834,000	3,833,440
Amphenol Corp. 4.84%, 11/1/2024 (c)(f)	2,338,000	2,337,687
Credit Agricole Corporate and Investment Bank 4.81%, 11/1/2024 (f)	2,641,000	2,640,646
Duke Energy Corp. 4.84%, 11/1/2024 (c)(f)	3,385,000	3,384,543
Entergy Corp. 4.90%, 11/1/2024 (c)(f)	3,039,000	3,038,586
General Motors Financial Co., Inc. 4.93%, 11/1/2024 (c)(f)	9,421,000	9,419,715

First Eagle Funds | Annual Report | October 31, 2024

First Eagle Global Income Builder Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
Commercial Paper — 1.6% (continued)
Sysco Corp. 4.85%, 11/1/2024 (c)(f)	2,805,000	2,804,621
Total Commercial Paper (Cost $27,463,000)		27,459,238
	Shares
Investment Companies — 0.0% (g)
JP Morgan U.S. Government Money Market Fund, Capital Shares 4.86% (h) (Cost $47,687)	47,687	47,687
Total Short-Term Investments (Cost $27,510,687)		27,506,925
Total Investments — 99.4% (Cost $1,481,905,780)		1,748,304,597
Other Assets Less Liabilities — 0.6%		10,594,633
Net Assets — 100.0%		1,758,899,230

*  Non-income producing security.

(a)  All or a portion of the security pledged as collateral for call options written.

(b)  Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)  Securities exempt from registration under Rule 144A or section 4(a)(2) of the Securities Act of 1933. Total value of all such securities at October 31, 2024 amounted to $120,785,640, which represents approximately 6.87% of net assets of the Fund.

(d)  Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of October 31, 2024.

(e)  Perpetual security. The rate reflected was the rate in effect on October 31, 2024. The maturity date reflects the next call date.

(f)  The rate shown was the current yield as of October 31, 2024.

(g)  Represents less than 0.05% of net assets.

(h)  Represents 7-day effective yield as of October 31, 2024.

As of October 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$338,957,210
Aggregate gross unrealized depreciation	(70,615,906)
Net unrealized appreciation	$268,341,304
Federal income tax cost of investments	$1,475,646,381

First Eagle Funds | Annual Report | October 31, 2024

First Eagle Global Income Builder Fund | Schedule of Investments | October 31, 2024

Forward Foreign Currency Exchange Contracts outstanding as of October 31, 2024

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	6,486,000	USD	7,050,282	UBS AG	11/6/2024	$5,554
JPY	190,539,000	USD	1,247,077	UBS AG	11/6/2024	7,288
USD	1,365,646	JPY	190,539,000	UBS AG	11/6/2024	111,281
USD	1,369,139	JPY	190,539,000	Bank of New York Mellon	12/4/2024	110,255
USD	8,329,580	EUR	7,446,000	Goldman Sachs	1/8/2025	206,217
USD	3,212,278	GBP	2,433,000	Goldman Sachs	1/8/2025	75,560
USD	1,374,591	JPY	190,539,000	Goldman Sachs	1/8/2025	109,126
USD	8,349,070	EUR	7,421,000	JPMorgan Chase Bank	2/5/2025	243,319
USD	3,623,292	GBP	2,704,000	JPMorgan Chase Bank	2/5/2025	137,694
USD	1,377,394	JPY	190,539,000	JPMorgan Chase Bank	2/5/2025	107,657
Total unrealized appreciation						1,113,951
USD	6,980,136	EUR	6,486,000	UBS AG	11/6/2024	(75,700)
USD	6,936,263	EUR	6,377,000	Bank of New York Mellon	12/4/2024	(8,787)
USD	6,581,362	EUR	6,023,000	UBS AG	3/5/2025	(6,507)
USD	1,095,443	JPY	164,851,000	UBS AG	3/5/2025	(6,658)
Total unrealized depreciation						(97,652)
Net unrealized appreciation						$1,016,299

Abbreviations

ADR  — American Depositary Receipt

BRL  — Brazilian Real

EUR  — Euro

Fix Rt  — Fixed Rate

GBP  — British Pound

JPY  — Japanese Yen

MXN  — Mexican Peso

NIBOR  — Norwegian Interbank Offered Rate

NVDR  — Non-Voting Depositary Receipt

OYJ  — Public Limited Company

Preference  — A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT  — Real Estate Investment Trust

SOFR  — Secured Overnight Financing Rate

USD  — United States Dollar

First Eagle Funds | Annual Report | October 31, 2024

First Eagle Global Income Builder Fund | Schedule of Investments | October 31, 2024

Written Call Options Contracts as of October 31, 2024:

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
Analog Devices, Inc.	Exchange Traded	76	USD	(1,695,636)	USD	290.00	12/20/2024	(6,650)
Analog Devices, Inc.	Exchange Traded	75	USD	(1,673,325)	USD	310.00	12/20/2024	(10,875)
Analog Devices, Inc.	Exchange Traded	75	USD	(1,673,325)	USD	320.00	12/20/2024	(10,125)
Bank of New York Mellon Corp. (The)	Exchange Traded	702	USD	(5,290,272)	USD	60.00	12/20/2024	(1,144,260)
Bank of New York Mellon Corp. (The)	Exchange Traded	328	USD	(2,471,808)	USD	62.50	12/20/2024	(442,800)
Bank of New York Mellon Corp. (The)	Exchange Traded	330	USD	(2,486,880)	USD	65.00	12/20/2024	(338,250)
Bank of New York Mellon Corp. (The)	Exchange Traded	263	USD	(1,981,968)	USD	75.00	12/20/2024	(80,872)
Bank of New York Mellon Corp. (The)	Exchange Traded	311	USD	(2,343,696)	USD	75.00	1/17/2025	(130,620)
Bank of New York Mellon Corp. (The)	Exchange Traded	125	USD	(942,000)	USD	80.00	11/15/2024	(3,750)
Bank of New York Mellon Corp. (The)	Exchange Traded	526	USD	(3,963,936)	USD	80.00	1/17/2025	(94,680)
Becton Dickinson & Co.	Exchange Traded	73	USD	(1,705,207)	USD	280.00	12/20/2024	(16,425)
Becton Dickinson & Co.	Exchange Traded	74	USD	(1,728,566)	USD	285.00	12/20/2024	(16,280)
Becton Dickinson & Co.	Exchange Traded	75	USD	(1,751,925)	USD	285.00	3/21/2025	(6,750)
Becton Dickinson & Co.	Exchange Traded	73	USD	(1,705,207)	USD	290.00	1/17/2025	(8,578)
Becton Dickinson & Co.	Exchange Traded	73	USD	(1,705,207)	USD	290.00	3/21/2025	(9,855)
BXP, Inc., REIT	Exchange Traded	286	USD	(2,304,016)	USD	90.00	1/17/2025	(42,900)
BXP, Inc., REIT	Exchange Traded	250	USD	(2,014,000)	USD	95.00	1/17/2025	(20,000)
BXP, Inc., REIT	Exchange Traded	220	USD	(1,772,320)	USD	100.00	1/17/2025	(9,460)
CH Robinson Worldwide, Inc.	Exchange Traded	195	USD	(2,009,280)	USD	105.00	1/17/2025	(87,750)
CH Robinson Worldwide, Inc.	Exchange Traded	173	USD	(1,782,592)	USD	110.00	11/15/2024	(10,380)
CH Robinson Worldwide, Inc.	Exchange Traded	195	USD	(2,009,280)	USD	110.00	1/17/2025	(52,650)
CH Robinson Worldwide, Inc.	Exchange Traded	439	USD	(4,523,456)	USD	120.00	11/15/2024	(4,390)
CH Robinson Worldwide, Inc.	Exchange Traded	167	USD	(1,720,768)	USD	120.00	1/17/2025	(15,030)

First Eagle Funds | Annual Report | October 31, 2024

First Eagle Global Income Builder Fund | Schedule of Investments | October 31, 2024

Written Call Options Contracts as of October 31, 2024: (continued)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
CH Robinson Worldwide, Inc.	Exchange Traded	170	USD	(1,751,680)	USD	125.00	11/15/2024	(1,700)
CH Robinson Worldwide, Inc.	Exchange Traded	170	USD	(1,751,680)	USD	130.00	1/17/2025	(3,825)
Coca-Cola Femsa SAB de CV, ADR	Exchange Traded	202	USD	(1,684,074)	USD	100.00	11/15/2024	(5,050)
Coca-Cola Femsa SAB de CV, ADR	Exchange Traded	194	USD	(1,617,378)	USD	110.00	11/15/2024	(4,850)
Colgate-Palmolive Co.	Exchange Traded	205	USD	(1,921,055)	USD	97.50	1/17/2025	(39,975)
Colgate-Palmolive Co.	Exchange Traded	524	USD	(4,910,404)	USD	110.00	11/15/2024	(2,620)
Colgate-Palmolive Co.	Exchange Traded	170	USD	(1,593,070)	USD	110.00	1/17/2025	(1,700)
Colgate-Palmolive Co.	Exchange Traded	353	USD	(3,307,963)	USD	115.00	11/15/2024	(3,530)
Colgate-Palmolive Co.	Exchange Traded	162	USD	(1,518,102)	USD	125.00	1/17/2025	(12,150)
Equity Residential, REIT	Exchange Traded	263	USD	(1,850,731)	USD	75.00	11/15/2024	(8,942)
Equity Residential, REIT	Exchange Traded	514	USD	(3,617,018)	USD	80.00	11/15/2024	(5,140)
Equity Residential, REIT	Exchange Traded	255	USD	(1,794,435)	USD	80.00	1/17/2025	(7,013)
Equity Residential, REIT	Exchange Traded	244	USD	(1,717,028)	USD	85.00	1/17/2025	(23,180)
Equity Residential, REIT	Exchange Traded	238	USD	(1,674,806)	USD	85.00	4/17/2025	(8,330)
Exxon Mobil Corp.	Exchange Traded	169	USD	(1,973,582)	USD	130.00	3/21/2025	(40,053)
Exxon Mobil Corp.	Exchange Traded	150	USD	(1,751,700)	USD	135.00	11/15/2024	(750)
Exxon Mobil Corp.	Exchange Traded	170	USD	(1,985,260)	USD	145.00	12/20/2024	(850)
Exxon Mobil Corp.	Exchange Traded	143	USD	(1,669,954)	USD	150.00	12/20/2024	(429)
Exxon Mobil Corp.	Exchange Traded	143	USD	(1,669,954)	USD	150.00	1/17/2025	(1,716)
Exxon Mobil Corp.	Exchange Traded	149	USD	(1,740,022)	USD	155.00	12/20/2024	(596)
Exxon Mobil Corp.	Exchange Traded	143	USD	(1,669,954)	USD	155.00	2/21/2025	(1,930)
Fidelity National Financial, Inc.	Exchange Traded	302	USD	(1,817,134)	USD	65.00	12/20/2024	(22,650)
General Dynamics Corp.	Exchange Traded	72	USD	(2,099,592)	USD	280.00	1/17/2025	(158,400)
HCA Healthcare, Inc.	Exchange Traded	66	USD	(2,367,684)	USD	350.00	1/17/2025	(158,400)

First Eagle Funds | Annual Report | October 31, 2024

First Eagle Global Income Builder Fund | Schedule of Investments | October 31, 2024

Written Call Options Contracts as of October 31, 2024: (continued)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
Kraft Heinz Co. (The)	Exchange Traded	495	USD	(1,656,270)	USD	40.00	12/20/2024	(2,475)
Medtronic plc	Exchange Traded	204	USD	(1,820,700)	USD	100.00	1/17/2025	(12,648)
Medtronic plc	Exchange Traded	398	USD	(3,552,150)	USD	105.00	1/17/2025	(8,358)
Medtronic plc	Exchange Traded	200	USD	(1,785,000)	USD	120.00	11/15/2024	(2,600)
ONEOK, Inc.	Exchange Traded	217	USD	(2,102,296)	USD	92.50	1/17/2025	(162,750)
ONEOK, Inc.	Exchange Traded	210	USD	(2,034,480)	USD	95.00	1/17/2025	(114,030)
ONEOK, Inc.	Exchange Traded	194	USD	(1,879,472)	USD	105.00	1/17/2025	(27,160)
Oracle Corp.	Exchange Traded	113	USD	(1,896,592)	USD	180.00	1/17/2025	(70,851)
Oracle Corp.	Exchange Traded	49	USD	(822,416)	USD	200.00	1/17/2025	(9,212)
Philip Morris International, Inc.	Exchange Traded	508	USD	(6,741,160)	USD	120.00	12/20/2024	(749,300)
Philip Morris International, Inc.	Exchange Traded	334	USD	(4,432,180)	USD	120.00	1/17/2025	(473,946)
Philip Morris International, Inc.	Exchange Traded	147	USD	(1,950,690)	USD	120.00	3/21/2025	(235,935)
Philip Morris International, Inc.	Exchange Traded	168	USD	(2,229,360)	USD	125.00	12/20/2024	(171,360)
Philip Morris International, Inc.	Exchange Traded	146	USD	(1,937,420)	USD	135.00	12/20/2024	(52,560)
Philip Morris International, Inc.	Exchange Traded	150	USD	(1,990,500)	USD	140.00	1/17/2025	(34,500)
Philip Morris International, Inc.	Exchange Traded	135	USD	(1,791,450)	USD	145.00	1/17/2025	(17,145)
Philip Morris International, Inc.	Exchange Traded	142	USD	(1,884,340)	USD	150.00	12/20/2024	(4,970)
Philip Morris International, Inc.	Exchange Traded	135	USD	(1,791,450)	USD	150.00	1/17/2025	(8,775)
Philip Morris International, Inc.	Exchange Traded	135	USD	(1,791,450)	USD	150.00	3/21/2025	(26,865)
Philip Morris International, Inc.	Exchange Traded	135	USD	(1,791,450)	USD	160.00	3/21/2025	(8,775)
Royal Gold, Inc.	Exchange Traded	127	USD	(1,854,962)	USD	190.00	1/17/2025	(6,350)
Royal Gold, Inc.	Exchange Traded	235	USD	(3,432,410)	USD	195.00	1/17/2025	(8,225)
Schlumberger NV	Exchange Traded	392	USD	(1,570,744)	USD	50.00	11/15/2024	(784)
Schlumberger NV	Exchange Traded	414	USD	(1,658,898)	USD	52.50	1/17/2025	(7,866)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	Exchange Traded	85	USD	(1,619,590)	USD	250.00	11/15/2024	(170)

First Eagle Funds | Annual Report | October 31, 2024

First Eagle Global Income Builder Fund | Schedule of Investments | October 31, 2024

Written Call Options Contracts as of October 31, 2024: (continued)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
Texas Instruments, Inc.	Exchange Traded	87	USD	(1,767,492)	USD	250.00	12/20/2024	(1,827)
Texas Instruments, Inc.	Exchange Traded	87	USD	(1,767,492)	USD	250.00	1/17/2025	(4,350)
Texas Instruments, Inc.	Exchange Traded	85	USD	(1,726,860)	USD	260.00	12/20/2024	(1,105)
Texas Instruments, Inc.	Exchange Traded	85	USD	(1,726,860)	USD	280.00	12/20/2024	(9,775)
US Bancorp	Exchange Traded	354	USD	(1,710,174)	USD	60.00	1/17/2025	(4,425)
Wheaton Precious Metals Corp.	Exchange Traded	296	USD	(1,954,784)	USD	80.00	11/15/2024	(2,960)
Wheaton Precious Metals Corp.	Exchange Traded	281	USD	(1,855,724)	USD	80.00	1/17/2025	(14,050)
								(5,333,211)
Total Written Options Contracts (Premiums Received ($1,984,616))								(5,333,211)

See Notes to Financial Statements.

First Eagle Funds | Annual Report | October 31, 2024

First Eagle Rising Dividend Fund | Schedule of Investments | October 31, 2024

Investments	Shares	Value ($)
Common Stocks — 96.7%
Air Freight & Logistics — 5.2%
CH Robinson Worldwide, Inc.	114,767	11,825,592
Expeditors International of Washington, Inc.	89,627	10,665,613
		22,491,205
Beverages — 2.4%
PepsiCo, Inc.	62,305	10,347,614
Electronic Equipment, Instruments & Components — 4.3%
TE Connectivity plc (Ireland)	127,282	18,763,912
Health Care Equipment & Supplies — 6.9%
Becton Dickinson & Co.	63,824	14,908,648
Medtronic plc	169,662	15,142,334
		30,050,982
Health Care Providers & Services — 10.5%
Elevance Health, Inc.	15,020	6,094,515
HCA Healthcare, Inc.	47,483	17,034,051
UnitedHealth Group, Inc.	39,877	22,510,567
		45,639,133
Hotels, Restaurants & Leisure — 1.1%
Starbucks Corp.	49,502	4,836,345
Household Products — 2.5%
Colgate-Palmolive Co.	115,643	10,836,906
Insurance — 3.1%
Fidelity National Financial, Inc.	79,432	4,779,423
Willis Towers Watson plc	28,035	8,471,897
		13,251,320
Interactive Media & Services — 10.5%
Alphabet, Inc., Class A	148,001	25,324,451
Meta Platforms, Inc., Class A	35,618	20,216,065
		45,540,516
IT Services — 0.2%
Accenture plc, Class A	2,654	915,152
Machinery — 4.5%
Schindler Holding AG (Switzerland)	66,340	19,306,804

First Eagle Funds | Annual Report | October 31, 2024

First Eagle Rising Dividend Fund | Schedule of Investments | October 31, 2024

Investments	Shares	Value ($)
Media — 5.6%
Comcast Corp., Class A	559,662	24,440,440
Oil, Gas & Consumable Fuels — 5.0%
Exxon Mobil Corp.	110,240	12,873,827
ONEOK, Inc.	91,980	8,911,023
		21,784,850
Semiconductors & Semiconductor Equipment — 6.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	15,224	2,900,781
Texas Instruments, Inc.	121,683	24,721,118
		27,621,899
Software — 9.3%
Microsoft Corp.	14,933	6,068,025
Oracle Corp.	172,044	28,875,865
Salesforce, Inc.	17,523	5,105,676
		40,049,566
Specialized REITs — 2.6%
Extra Space Storage, Inc., REIT	68,687	11,216,587
Specialty Retail — 7.4%
Home Depot, Inc. (The)	54,592	21,495,600
Ross Stores, Inc.	75,583	10,560,457
		32,056,057
Technology Hardware, Storage & Peripherals — 1.0%
Samsung Electronics Co. Ltd. (Preference) (South Korea)	122,358	4,209,150
Textiles, Apparel & Luxury Goods — 2.6%
LVMH Moet Hennessy Louis Vuitton SE (France)	16,771	11,164,799
Tobacco — 5.6%
British American Tobacco plc (United Kingdom)	127,551	4,460,345
Philip Morris International, Inc.	148,593	19,718,291
		24,178,636
Total Common Stocks (Cost $292,234,485)		418,701,873
Master Limited Partnerships — 2.3%
Oil, Gas & Consumable Fuels — 2.3%
Enterprise Products Partners LP (Cost $8,598,968)	344,214	9,865,173

First Eagle Funds | Annual Report | October 31, 2024

First Eagle Rising Dividend Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
Short-Term Investments — 1.1%
Commercial Paper — 1.1%
AES Corp. (The) 5.24%, 11/1/2024 (a)	650,000	649,905
Amphenol Corp. 4.84%, 11/1/2024 (a)(b)	397,000	396,947
Credit Agricole Corporate and Investment Bank 4.81%, 11/1/2024 (a)	448,000	447,940
Duke Energy Corp. 4.84%, 11/1/2024 (a)(b)	574,000	573,922
Entergy Corp. 4.90%, 11/1/2024 (a)(b)	516,000	515,930
General Motors Financial Co., Inc. 4.93%, 11/1/2024 (a)(b)	1,598,000	1,597,782
Sysco Corp. 4.85%, 11/1/2024 (a)(b)	476,000	475,936
Total Commercial Paper (Cost $4,659,000)		4,658,362
	Shares
Investment Companies — 0.0% (c)
JP Morgan U.S. Government Money Market Fund, Capital Shares 4.86% (d) (Cost $1,650)	1,650	1,650
Total Short-Term Investments (Cost $4,660,650)		4,660,012
Total Investments — 100.1% (Cost $305,494,103)		433,227,058
Liabilities in Excess of Other Assets — (0.1%)		(302,119)
Net Assets — 100.0%		432,924,939

(a)  The rate shown was the current yield as of October 31, 2024.

(b)  Securities exempt from registration under Rule 144A or section 4(a)(2) of the Securities Act of 1933. Total value of all such securities at October 31, 2024 amounted to $3,560,517, which represents approximately 0.82% of net assets of the Fund.

(c)  Represents less than 0.05% of net assets.

(d)  Represents 7-day effective yield as of October 31, 2024.

Abbreviations

ADR  — American Depositary Receipt

Preference  — A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT  — Real Estate Investment Trust

First Eagle Funds | Annual Report | October 31, 2024

First Eagle Rising Dividend Fund | Schedule of Investments | October 31, 2024

As of October 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$132,568,755
Aggregate gross unrealized depreciation	(4,439,234)
Net unrealized appreciation	$128,129,521
Federal income tax cost of investments	$305,097,537

See Notes to Financial Statements.

First Eagle Funds | Annual Report | October 31, 2024

First Eagle Small Cap Opportunity Fund | Schedule of Investments | October 31, 2024

Investments	Shares	Value ($)
Common Stocks — 93.3%
Aerospace & Defense — 3.9%
AAR Corp.*	192,017	11,271,398
Astronics Corp.*	355,397	6,180,354
Curtiss-Wright Corp.	30,749	10,607,175
Ducommun, Inc.*	222,097	13,057,083
Kratos Defense & Security Solutions, Inc.*	381,781	8,674,064
Leonardo DRS, Inc.*	325,158	9,777,501
Triumph Group, Inc.*	269,926	3,735,776
V2X, Inc.*	161,715	9,961,644
		73,264,995
Air Freight & Logistics — 1.4%
Air Transport Services Group, Inc.*	468,573	8,078,199
GXO Logistics, Inc.*	265,319	15,868,729
Radiant Logistics, Inc.*	462,611	3,076,363
		27,023,291
Automobile Components — 0.4%
Goodyear Tire & Rubber Co. (The)*	911,408	7,300,378
Holley, Inc.*	127,938	331,359
		7,631,737
Banks — 4.2%
Ameris Bancorp	259,118	16,062,725
Axos Financial, Inc.*	184,342	12,483,640
Dime Community Bancshares, Inc.	487,945	14,672,506
Hilltop Holdings, Inc.	72,352	2,216,142
Old National Bancorp	500,067	9,631,290
Seacoast Banking Corp. of Florida	595,745	15,906,392
Valley National Bancorp	844,629	7,998,637
		78,971,332
Beverages — 0.1%
Duckhorn Portfolio, Inc. (The)*	259,967	2,849,238
Biotechnology — 0.6%
CareDx, Inc.*	497,751	11,015,230
Building Products — 1.9%
American Woodmark Corp.*	31,994	2,902,176

First Eagle Funds | Annual Report | October 31, 2024

First Eagle Small Cap Opportunity Fund | Schedule of Investments | October 31, 2024

Investments	Shares	Value ($)
Building Products — 1.9% (continued)
AZEK Co., Inc. (The), Class A*	54,592	2,402,048
Gibraltar Industries, Inc.*	37,989	2,563,877
Insteel Industries, Inc.	401,745	10,835,063
Janus International Group, Inc.*	832,808	6,129,467
JELD-WEN Holding, Inc.*	351,970	4,983,895
Quanex Building Products Corp.	208,432	6,057,034
		35,873,560
Capital Markets — 1.7%
Evercore, Inc., Class A	56,672	14,971,042
Forge Global Holdings, Inc.*	203,783	236,388
Moelis & Co., Class A	108,754	7,221,266
Perella Weinberg Partners, Class A	488,224	9,876,772
		32,305,468
Chemicals — 4.9%
AdvanSix, Inc.	484,537	13,746,315
Ashland, Inc.	116,767	9,874,985
Huntsman Corp.	536,931	11,812,482
Intrepid Potash, Inc.*	573,186	14,381,237
Kronos Worldwide, Inc.	436,277	5,034,636
LSB Industries, Inc.*	1,533,973	12,578,578
Mativ Holdings, Inc.	447,044	6,906,830
Minerals Technologies, Inc.	38,185	2,874,949
Stepan Co.	60,955	4,409,485
Tronox Holdings plc, Class A	778,413	9,434,365
		91,053,862
Commercial Services & Supplies — 1.6%
ACCO Brands Corp.	337,225	1,652,403
CECO Environmental Corp.*	558,871	13,301,130
Healthcare Services Group, Inc.*	60,290	661,381
Interface, Inc., Class A	187,640	3,278,071
Quest Resource Holding Corp.*	80,094	624,733
VSE Corp.	106,691	10,948,630
		30,466,348

First Eagle Funds | Annual Report | October 31, 2024

First Eagle Small Cap Opportunity Fund | Schedule of Investments | October 31, 2024

Investments	Shares	Value ($)
Communications Equipment — 1.6%
ADTRAN Holdings, Inc.*	951,210	5,778,601
Ceragon Networks Ltd. (Israel)*	428,923	1,063,729
Digi International, Inc.*	192,138	5,566,238
Lantronix, Inc.*	854,932	3,342,784
NETGEAR, Inc.*	113,860	2,495,811
NetScout Systems, Inc.*	223,535	4,700,941
Ribbon Communications, Inc.*	315,648	1,123,707
Viavi Solutions, Inc.*	641,752	5,916,953
		29,988,764
Construction & Engineering — 1.1%
Ameresco, Inc., Class A*	235,986	7,261,289
Arcosa, Inc.	135,001	12,641,494
Orion Group Holdings, Inc.*	132,744	811,066
		20,713,849
Construction Materials — 0.5%
Summit Materials, Inc., Class A*	191,568	9,082,239
Consumer Staples Distribution & Retail — 1.1%
Chefs' Warehouse, Inc. (The)*	337,160	13,459,427
Grocery Outlet Holding Corp.*	317,673	4,542,724
Natural Grocers by Vitamin Cottage, Inc.	78,481	2,148,810
		20,150,961
Containers & Packaging — 0.9%
Sealed Air Corp.	284,277	10,285,142
TriMas Corp.	227,792	6,116,215
		16,401,357
Diversified Consumer Services — 0.9%
Lincoln Educational Services Corp.*	712,673	9,464,297
Universal Technical Institute, Inc.*	421,487	7,013,544
		16,477,841
Diversified REITs — 0.4%
Armada Hoffler Properties, Inc., REIT	669,632	7,252,115
Electrical Equipment — 0.7%
LSI Industries, Inc.	399,746	6,539,844
Thermon Group Holdings, Inc.*	250,460	6,564,557
		13,104,401

First Eagle Funds | Annual Report | October 31, 2024

First Eagle Small Cap Opportunity Fund | Schedule of Investments | October 31, 2024

Investments	Shares	Value ($)
Electronic Equipment, Instruments & Components — 4.7%
Advanced Energy Industries, Inc.	97,620	10,594,699
Airgain, Inc.*	519,679	4,817,424
Avnet, Inc.	130,040	7,049,468
Belden, Inc.	69,233	7,883,562
Benchmark Electronics, Inc.	206,744	8,952,015
Coherent Corp.*	29,882	2,762,292
Fabrinet (Thailand)*	44,685	10,767,745
OSI Systems, Inc.*	11,330	1,497,939
Plexus Corp.*	19,680	2,835,888
Sanmina Corp.*	189,212	13,263,761
TTM Technologies, Inc.*	742,246	16,656,000
		87,080,793
Energy Equipment & Services — 1.9%
Geospace Technologies Corp.*	94,615	1,059,688
Helix Energy Solutions Group, Inc.*	245,399	2,269,941
Helmerich & Payne, Inc.	120,009	4,032,302
Liberty Energy, Inc., Class A	250,499	4,276,018
Natural Gas Services Group, Inc.*	146,014	2,857,494
NOV, Inc.	182,764	2,834,670
Oil States International, Inc.*	2,053,229	9,711,773
ProPetro Holding Corp.*	372,859	2,576,456
RPC, Inc.	275,361	1,564,050
SEACOR Marine Holdings, Inc.*	619,575	4,213,110
Smart Sand, Inc.	175,012	362,275
		35,757,777
Financial Services — 3.7%
Cantaloupe, Inc.*	532,947	4,721,911
International Money Express, Inc.*	615,917	10,833,980
MGIC Investment Corp.	641,101	16,053,169
NMI Holdings, Inc., Class A*	373,025	14,428,607
Radian Group, Inc.	419,163	14,632,980
Remitly Global, Inc.*	466,282	8,383,750
		69,054,397

First Eagle Funds | Annual Report | October 31, 2024

First Eagle Small Cap Opportunity Fund | Schedule of Investments | October 31, 2024

Investments	Shares	Value ($)
Food Products — 1.4%
Ingredion, Inc.	92,320	12,256,403
Mama's Creations, Inc.*	988,209	7,362,157
Utz Brands, Inc.	414,611	7,139,602
		26,758,162
Gas Utilities — 0.4%
ONE Gas, Inc.	109,763	7,822,809
Ground Transportation — 1.7%
FTAI Infrastructure, Inc.	626,047	5,052,199
Heartland Express, Inc.	583,519	6,304,923
Proficient Auto Logistics, Inc.*	193,730	1,586,649
RXO, Inc.*	269,819	7,606,197
Werner Enterprises, Inc.	301,249	11,113,076
		31,663,044
Health Care Equipment & Supplies — 2.5%
Alphatec Holdings, Inc.*	496,652	3,898,718
AngioDynamics, Inc.*	360,337	2,410,655
Artivion, Inc.*	564,558	14,864,812
Embecta Corp.	356,762	5,023,209
Enovis Corp.*	251,898	10,395,830
ICU Medical, Inc.*	23,927	4,085,057
Varex Imaging Corp.*	232,222	3,049,075
Zimvie, Inc.*	183,468	2,525,437
		46,252,793
Health Care Providers & Services — 4.1%
AdaptHealth Corp., Class A*	787,159	8,099,866
Brookdale Senior Living, Inc.*	1,212,668	7,603,428
InfuSystem Holdings, Inc.*	722,251	4,470,734
LifeStance Health Group, Inc.*	508,880	3,414,585
Option Care Health, Inc.*	211,198	4,866,002
Pennant Group, Inc. (The)*	344,352	11,008,933
Performant Financial Corp.*	2,218,025	8,628,117
RadNet, Inc.*	91,271	5,936,266
Select Medical Holdings Corp.	305,526	9,801,274
Surgery Partners, Inc.*	197,077	5,675,818
First Eagle Funds | Annual Report | October 31, 2024

First Eagle Small Cap Opportunity Fund | Schedule of Investments | October 31, 2024

Investments	Shares	Value ($)
Health Care Providers & Services — 4.1% (continued)
Talkspace, Inc.*	339,878	1,063,818
Tenet Healthcare Corp.*	32,479	5,034,895
Viemed Healthcare, Inc.*	165,701	1,416,743
		77,020,479
Health Care Technology — 0.8%
HealthStream, Inc.	494,258	14,449,632
iCAD, Inc.*	626,352	1,165,015
		15,614,647
Hotels, Restaurants & Leisure — 1.8%
Cheesecake Factory, Inc. (The)	287,833	13,303,641
Denny's Corp.*	1,268,271	8,129,617
El Pollo Loco Holdings, Inc.*	329,822	4,030,425
Potbelly Corp.*	1,022,159	7,543,534
		33,007,217
Household Durables — 4.3%
Beazer Homes USA, Inc.*	495,634	15,245,702
Cavco Industries, Inc.*	9,088	3,724,217
Century Communities, Inc.	124,976	11,080,372
Champion Homes, Inc.*	104,199	9,193,478
Ethan Allen Interiors, Inc.	135,600	3,752,052
Hooker Furnishings Corp.	61,433	984,771
Installed Building Products, Inc.	45,622	9,895,412
LGI Homes, Inc.*	93,718	9,518,000
Smith Douglas Homes Corp., Class A*	87,755	2,906,445
Taylor Morrison Home Corp., Class A*	186,004	12,741,274
Universal Electronics, Inc.*	146,675	1,292,207
		80,333,930
Household Products — 0.8%
Spectrum Brands Holdings, Inc.	157,312	14,098,301
Insurance — 4.5%
Axis Capital Holdings Ltd.	179,226	14,026,227
Citizens, Inc., Class A*	441,036	2,086,100
First American Financial Corp.	165,205	10,597,901
Kemper Corp.	251,732	15,675,352

First Eagle Funds | Annual Report | October 31, 2024

First Eagle Small Cap Opportunity Fund | Schedule of Investments | October 31, 2024

Investments	Shares	Value ($)
Insurance — 4.5% (continued)
Lincoln National Corp.	472,103	16,405,579
Old Republic International Corp.	387,400	13,531,882
Stewart Information Services Corp.	167,627	11,532,737
		83,855,778
Interactive Media & Services — 1.4%
Cars.com, Inc.*	541,500	8,658,585
DHI Group, Inc.*	561,923	921,554
EverQuote, Inc., Class A*	224,856	4,042,911
QuinStreet, Inc.*	577,211	12,121,431
		25,744,481
IT Services — 0.5%
Backblaze, Inc., Class A*	1,015,439	7,331,469
Brightcove, Inc.*	609,135	1,315,732
		8,647,201
Leisure Products — 0.4%
AMMO, Inc.*	1,366,387	1,475,698
Clarus Corp.	597,076	2,513,690
YETI Holdings, Inc.*	115,559	4,068,832
		8,058,220
Machinery — 4.7%
Astec Industries, Inc.	199,622	6,343,987
Barnes Group, Inc.	294,070	13,750,713
Columbus McKinnon Corp.	155,372	4,942,383
Enpro, Inc.	58,300	8,489,063
Gencor Industries, Inc.*	63,907	1,273,028
Graham Corp.*	318,693	8,929,778
John Bean Technologies Corp.	72,615	8,090,763
Luxfer Holdings plc (United Kingdom)	324,476	4,659,476
Manitowoc Co., Inc. (The)*	320,430	2,992,816
Mayville Engineering Co., Inc.*	277,224	5,674,775
Park-Ohio Holdings Corp.	193,622	5,512,418
Shyft Group, Inc. (The)	386,119	4,988,658
Trinity Industries, Inc.	376,175	12,895,279
		88,543,137

First Eagle Funds | Annual Report | October 31, 2024

First Eagle Small Cap Opportunity Fund | Schedule of Investments | October 31, 2024

Investments	Shares	Value ($)
Metals & Mining — 4.4%
Arch Resources, Inc.	60,494	8,878,099
Carpenter Technology Corp.	71,555	10,697,473
Century Aluminum Co.*	534,588	9,435,478
Coeur Mining, Inc.*	2,320,063	14,941,206
Commercial Metals Co.	214,994	11,566,677
Ferroglobe plc	1,672,530	7,007,901
Hecla Mining Co.	1,635,532	10,614,603
Kaiser Aluminum Corp.	122,120	9,068,631
		82,210,068
Multi-Utilities — 1.2%
Black Hills Corp.	277,862	16,446,652
Northwestern Energy Group, Inc.	109,296	5,842,964
		22,289,616
Oil, Gas & Consumable Fuels — 4.7%
Dorian LPG Ltd.	278,553	8,036,254
Golar LNG Ltd. (Bermuda)	174,733	6,335,819
Kosmos Energy Ltd. (Ghana)*	754,566	2,837,168
Matador Resources Co.	273,600	14,257,296
Navigator Holdings Ltd.	551,556	8,499,478
PBF Energy, Inc., Class A	352,608	10,056,380
Permian Resources Corp., Class A	658,939	8,981,339
Riley Exploration Permian, Inc.	254,782	6,805,227
Scorpio Tankers, Inc. (Monaco)	155,550	9,063,899
SM Energy Co.	181,221	7,605,845
Vital Energy, Inc.*	188,271	5,134,150
		87,612,855
Paper & Forest Products — 0.7%
Louisiana-Pacific Corp.	136,591	13,508,850
Professional Services — 0.4%
Asure Software, Inc.*	339,141	3,364,279
NV5 Global, Inc.*	149,989	3,427,248
		6,791,527

First Eagle Funds | Annual Report | October 31, 2024

First Eagle Small Cap Opportunity Fund | Schedule of Investments | October 31, 2024

Investments	Shares	Value ($)
Real Estate Management & Development — 0.7%
Douglas Elliman, Inc.*	493,958	992,855
Forestar Group, Inc.*	364,061	11,493,406
		12,486,261
Residential REITs — 0.3%
UMH Properties, Inc., REIT	264,195	4,927,237
Retail REITs — 1.4%
Macerich Co. (The), REIT	388,985	7,274,020
Tanger, Inc., REIT	130,833	4,347,581
Whitestone REIT, REIT	1,065,416	14,681,432
		26,303,033
Semiconductors & Semiconductor Equipment — 4.9%
Alpha & Omega Semiconductor Ltd.*	351,532	11,614,617
Amkor Technology, Inc.	457,344	11,639,405
Amtech Systems, Inc.* (a)	723,575	4,023,077
Cohu, Inc.*	116,882	2,912,699
FormFactor, Inc.*	79,170	3,006,877
Ichor Holdings Ltd.*	372,275	10,148,216
inTEST Corp.*	520,988	3,735,484
Kulicke & Soffa Industries, Inc. (Singapore)	140,426	6,299,510
MKS Instruments, Inc.	115,387	11,461,391
Penguin Solutions, Inc.*	340,441	5,123,637
Ultra Clean Holdings, Inc.*	339,524	11,357,078
Veeco Instruments, Inc.*	367,470	10,575,787
		91,897,778
Software — 1.0%
SecureWorks Corp., Class A*	712,627	5,964,688
Silvaco Group, Inc.*	256,917	1,605,731
Zeta Global Holdings Corp., Class A*	378,430	10,474,943
		18,045,362
Specialized REITs — 0.6%
Outfront Media, Inc., REIT	672,729	11,947,667
Specialty Retail — 2.3%
1-800-Flowers.com, Inc., Class A*	227,211	1,890,395
Lithia Motors, Inc., Class A	15,847	5,267,067

First Eagle Funds | Annual Report | October 31, 2024

First Eagle Small Cap Opportunity Fund | Schedule of Investments | October 31, 2024

Investments	Shares	Value ($)
Specialty Retail — 2.3% (continued)
Monro, Inc.	280,082	7,677,048
National Vision Holdings, Inc.*	491,524	5,111,850
Shoe Carnival, Inc.	149,122	5,110,411
Sonic Automotive, Inc., Class A	112,866	6,402,888
Tile Shop Holdings, Inc.*	287,490	1,900,309
Tilly's, Inc., Class A*	371,183	1,492,156
Warby Parker, Inc., Class A*	106,496	1,802,977
Zumiez, Inc.*	287,260	5,917,556
		42,572,657
Textiles, Apparel & Luxury Goods — 0.2%
Steven Madden Ltd.	68,767	3,092,452
Trading Companies & Distributors — 3.0%
Air Lease Corp., Class A	235,025	10,423,359
Alta Equipment Group, Inc.	70,242	456,573
Beacon Roofing Supply, Inc.*	29,547	2,720,392
DNOW, Inc.*	218,694	2,587,150
FTAI Aviation Ltd.	80,594	10,835,057
H&E Equipment Services, Inc.	224,196	11,714,241
Herc Holdings, Inc.	20,221	4,229,020
Titan Machinery, Inc.*	445,892	6,119,868
WESCO International, Inc.	39,755	7,631,767
		56,717,427
Total Common Stocks (Cost $1,483,398,927)		1,743,342,544
Exchange Traded Funds — 0.0% (b)
Global X Uranium ETF (Cost $287,238)	9,429	289,753
Investments	Number of Rights
Rights — 0.0% (b)
IT Services — 0.0% (b)
Flexion, Inc., CVR*‡ (c) (Cost $27,801)	44,841	—

First Eagle Funds | Annual Report | October 31, 2024

First Eagle Small Cap Opportunity Fund | Schedule of Investments | October 31, 2024

Investments	Shares	Value ($)
Short-Term Investments — 6.7%
Investment Companies — 6.7%
JP Morgan U.S. Government Money Market Fund, Capital Shares 4.86% (d) (Cost $125,800,379)	125,800,379	125,800,379
Total Investments — 100.0% (Cost $1,609,514,345)		1,869,432,676
Liabilities in Excess of Other Assets — 0.0% (b)		(912,431)
Net Assets — 100.0%		1,868,520,245

*  Non-income producing security.

‡  Value determined using significant unobservable inputs.

(a)  Affiliated company as defined under the Investment Company Act of 1940.

(b)  Represents less than 0.05% of net assets.

(c)  Security fair valued as of October 31, 2024 by the Adviser as "valuation designee" under the oversight of the Fund's Board of Trustees. Total value of all such securities at October 31, 2024 amounted to $0, which represents approximately 0.00% of net assets of the Fund.

(d)  Represents 7-day effective yield as of October 31, 2024.

Abbreviations

CVR  — Contingent Value Rights

ETF  — Exchange Traded Fund

REIT  — Real Estate Investment Trust

As of October 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$345,504,441
Aggregate gross unrealized depreciation	(100,452,879)
Net unrealized appreciation	$245,051,562
Federal income tax cost of investments	$1,624,381,114

Affiliated Securities

Security Description	Shares at October 31, 2024	Market Value October 31, 2023	Purchases at Cost	Proceeds from Sales
Common Stocks — 0.2%
United States — 0.2%
Amtech Systems, Inc.*^	723,575	$3,925,782	$1,292,032	$(157,436)
Total Common Stocks		3,925,782	1,292,032	(157,436)
Total		$3,925,782	$1,292,032	$(157,436)

First Eagle Funds | Annual Report | October 31, 2024

First Eagle Small Cap Opportunity Fund | Schedule of Investments | October 31, 2024

Affiliated Securities (continued)

Security Description	Net Realized Gains (Loss)	Change in Unrealized Appreciation/ Depreciation	Market Value October 31, 2024	Dividend Income
Common Stocks — 0.2%
United States — 0.2%
Amtech Systems, Inc.*^	$(228,378)	$(808,923)	$4,023,077	$—
Total Common Stocks	(228,378)	(808,923)	4,023,077	—
Total	$(228,378)	$(808,923)	$4,023,077	$—

*  Non-income producing security.

^  Represents an unaffiliated issuer as of October 31, 2023.

See Notes to Financial Statements.

First Eagle Funds | Annual Report | October 31, 2024

First Eagle U.S. Smid Cap Opportunity Fund | Schedule of Investments | October 31, 2024

Investments	Shares	Value ($)
Common Stocks — 95.2%
Aerospace & Defense — 4.3%
AAR Corp.*	8,768	514,681
Curtiss-Wright Corp.	4,706	1,623,382
		2,138,063
Air Freight & Logistics — 1.4%
GXO Logistics, Inc.*	11,311	676,511
Automobile Components — 0.7%
Goodyear Tire & Rubber Co. (The)*	42,999	344,422
Biotechnology — 1.6%
CareDx, Inc.*	10,015	221,632
Exelixis, Inc.*	17,071	566,757
		788,389
Building Products — 2.6%
AZEK Co., Inc. (The), Class A*	5,900	259,600
Lennox International, Inc.	1,702	1,025,574
		1,285,174
Capital Markets — 5.4%
Evercore, Inc., Class A	4,940	1,305,000
Houlihan Lokey, Inc., Class A	4,152	717,341
Raymond James Financial, Inc.	4,693	695,596
		2,717,937
Chemicals — 3.5%
Huntsman Corp.	18,132	398,904
International Flavors & Fragrances, Inc.	5,927	589,321
Westlake Corp.	5,952	785,307
		1,773,532
Construction & Engineering — 2.6%
Arcosa, Inc.	1,696	158,814
Quanta Services, Inc.	3,718	1,121,460
		1,280,274
Consumer Staples Distribution & Retail — 4.1%
Casey's General Stores, Inc.	2,293	903,488
Chefs' Warehouse, Inc. (The)*	10,679	426,306
Performance Food Group Co.*	8,600	698,750
		2,028,544

First Eagle Funds | Annual Report | October 31, 2024

First Eagle U.S. Smid Cap Opportunity Fund | Schedule of Investments | October 31, 2024

Investments	Shares	Value ($)
Containers & Packaging — 0.8%
Sealed Air Corp.	10,762	389,369
Electrical Equipment — 0.8%
Generac Holdings, Inc.*	2,435	403,114
Electronic Equipment, Instruments & Components — 6.1%
Avnet, Inc.	5,528	299,673
Belden, Inc.	5,525	629,132
Coherent Corp.*	5,901	545,488
Fabrinet (Thailand)*	3,316	799,057
Flex Ltd.*	15,448	535,582
Trimble, Inc.*	3,603	217,981
		3,026,913
Financial Services — 6.1%
MGIC Investment Corp.	30,925	774,362
Radian Group, Inc.	26,231	915,724
Rocket Cos., Inc., Class A*	55,000	885,500
Walker & Dunlop, Inc.	4,542	496,759
		3,072,345
Food Products — 1.7%
Ingredion, Inc.	6,282	833,998
Ground Transportation — 2.7%
Knight-Swift Transportation Holdings, Inc., Class A	6,395	333,052
XPO, Inc.*	7,785	1,016,176
		1,349,228
Health Care Equipment & Supplies — 2.9%
Align Technology, Inc.*	3,926	804,948
Enovis Corp.*	4,708	194,299
Zimmer Biomet Holdings, Inc.	4,436	474,297
		1,473,544
Health Care Providers & Services — 8.3%
Cardinal Health, Inc.	10,079	1,093,773
Ensign Group, Inc. (The)	4,675	724,578
Quest Diagnostics, Inc.	4,835	748,603
Tenet Healthcare Corp.*	10,033	1,555,316
		4,122,270

First Eagle Funds | Annual Report | October 31, 2024

First Eagle U.S. Smid Cap Opportunity Fund | Schedule of Investments | October 31, 2024

Investments	Shares	Value ($)
Hotels, Restaurants & Leisure — 5.1%
Aramark	14,885	563,099
Cheesecake Factory, Inc. (The)	17,515	809,543
Denny's Corp.*	83,748	536,825
Texas Roadhouse, Inc., Class A	3,365	643,119
		2,552,586
Household Durables — 4.7%
Beazer Homes USA, Inc.*	23,080	709,941
Champion Homes, Inc.*	3,295	290,718
LGI Homes, Inc.*	3,789	384,811
PulteGroup, Inc.	2,976	385,481
Toll Brothers, Inc.	3,791	555,154
		2,326,105
Insurance — 3.9%
Axis Capital Holdings Ltd.	9,312	728,757
First American Financial Corp.	5,947	381,500
Old Republic International Corp.	23,460	819,458
		1,929,715
Life Sciences Tools & Services — 3.5%
Avantor, Inc.*	20,114	449,950
Bio-Rad Laboratories, Inc., Class A*	3,173	1,136,537
Revvity, Inc.	1,494	177,173
		1,763,660
Machinery — 3.4%
Donaldson Co., Inc.	10,571	773,374
Dover Corp.	4,826	913,707
		1,687,081
Multi-Utilities — 1.0%
Black Hills Corp.	8,830	522,648
Oil, Gas & Consumable Fuels — 5.4%
Expand Energy Corp.	9,974	844,997
HF Sinclair Corp.	13,991	540,193
Matador Resources Co.	14,137	736,679
Permian Resources Corp., Class A	43,871	597,962
		2,719,831

First Eagle Funds | Annual Report | October 31, 2024

First Eagle U.S. Smid Cap Opportunity Fund | Schedule of Investments | October 31, 2024

Investments	Shares	Value ($)
Passenger Airlines — 1.6%
Delta Air Lines, Inc.	13,694	783,571
Personal Care Products — 0.2%
Coty, Inc., Class A*	16,674	124,055
Semiconductors & Semiconductor Equipment — 5.1%
Amkor Technology, Inc.	16,976	432,039
Entegris, Inc.	4,726	494,860
MKS Instruments, Inc.	6,997	695,012
Onto Innovation, Inc.*	4,743	940,679
		2,562,590
Specialty Retail — 2.4%
Lithia Motors, Inc., Class A	1,694	563,035
RH*	135	42,936
Warby Parker, Inc., Class A*	35,000	592,550
		1,198,521
Textiles, Apparel & Luxury Goods — 0.8%
Steven Madden Ltd.	9,178	412,735
Trading Companies & Distributors — 2.5%
Air Lease Corp., Class A	19,392	860,035
FTAI Aviation Ltd.	2,949	396,464
		1,256,499
Total Common Stocks (Cost $37,687,813)		47,543,224
Short-Term Investments — 5.0%
Investment Companies — 5.0%
JP Morgan U.S. Government Money Market Fund, Capital Shares 4.86% (a) (Cost $2,492,498)	2,492,498	2,492,498
Total Investments — 100.2% (Cost $40,180,311)		50,035,722
Liabilities in Excess of Other Assets — (0.2%)		(92,285)
Net Assets — 100.0%		49,943,437

*  Non-income producing security.

(a)  Represents 7-day effective yield as of October 31, 2024.

First Eagle Funds | Annual Report | October 31, 2024

First Eagle U.S. Smid Cap Opportunity Fund | Schedule of Investments | October 31, 2024

As of October 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,677,886
Aggregate gross unrealized depreciation	(981,018)
Net unrealized appreciation	$9,696,868
Federal income tax cost of investments	$40,338,854

See Notes to Financial Statements.

First Eagle Funds | Annual Report | October 31, 2024

First Eagle Global Real Assets Fund | Consolidated Schedule of Investments | October 31, 2024

Investments	Shares	Value ($)
Common Stocks — 91.4%
Australia — 2.0%
Glencore plc	54,296	284,763
Belgium — 1.2%
Shurgard Self Storage Ltd., REIT	3,951	169,198
Canada — 13.0%
Agnico Eagle Mines Ltd.	2,152	185,749
Canadian National Railway Co.	1,703	183,895
Canadian Pacific Kansas City Ltd.	2,359	181,980
Franco-Nevada Corp.	938	124,510
Imperial Oil Ltd.	4,883	364,380
Nutrien Ltd.	5,550	264,635
StorageVault Canada, Inc.	29,891	87,375
TransAlta Corp.	6,771	70,805
Wheaton Precious Metals Corp.	5,942	392,406
		1,855,735
Faroe Islands — 1.5%
Bakkafrost P/F	3,667	221,141
France — 1.0%
Air Liquide SA	794	142,365
Germany — 2.2%
FUCHS SE (Preference)	6,799	317,323
Hong Kong — 3.7%
CK Asset Holdings Ltd.	32,000	130,815
Guoco Group Ltd.	15,000	141,817
Hongkong Land Holdings Ltd.	58,800	252,110
		524,742
Japan — 4.0%
Kansai Paint Co. Ltd.	18,500	301,303
Komatsu Ltd.	7,800	201,905
Shin-Etsu Chemical Co. Ltd.	2,000	73,288
		576,496
Mexico — 6.3%
FIBRA Macquarie Mexico, REIT (a)	173,890	287,825
GMexico Transportes SAB de CV (a)	61,685	92,977

First Eagle Funds | Annual Report | October 31, 2024

First Eagle Global Real Assets Fund | Consolidated Schedule of Investments | October 31, 2024

Investments	Shares	Value ($)
Mexico — 6.3% (continued)
Grupo Mexico SAB de CV, Series B	61,246	320,440
Prologis Property Mexico SA de CV, REIT	59,405	198,823
		900,065
Russia — 0.0%
Alrosa PJSC‡ (b)	48,132	—
Singapore — 1.9%
Sheng Siong Group Ltd.	137,800	165,923
UOL Group Ltd.	28,300	114,352
		280,275
South Korea — 1.0%
Samsung Electronics Co. Ltd. (Preference)	4,309	148,231
Spain — 1.3%
Aena SME SA (a)	829	183,723
Switzerland — 1.0%
Barry Callebaut AG (Registered)	80	140,311
United Kingdom — 10.8%
Ashtead Group plc	3,021	225,994
Big Yellow Group plc, REIT	13,253	206,436
Cranswick plc	2,503	163,634
Derwent London plc, REIT	6,732	190,104
Great Portland Estates plc, REIT	49,443	199,870
Shell plc	9,873	332,294
United Utilities Group plc	17,178	226,706
		1,545,038
United States — 40.5%
American Homes 4 Rent, Class A, REIT	1,831	64,524
American Water Works Co., Inc.	1,162	160,484
BXP, Inc., REIT	3,643	293,480
Charter Communications, Inc., Class A*	209	68,471
Comcast Corp., Class A	5,674	247,784
CRH plc	4,250	405,165
Cummins, Inc.	486	159,884
Deere & Co.	342	138,404
Douglas Emmett, Inc., REIT	8,012	142,534

First Eagle Funds | Annual Report | October 31, 2024

First Eagle Global Real Assets Fund | Consolidated Schedule of Investments | October 31, 2024

Investments	Shares	Value ($)
United States — 40.5% (continued)
EastGroup Properties, Inc., REIT	530	90,778
Equinix, Inc., REIT	216	196,145
Equity Residential, REIT	3,945	277,610
Extra Space Storage, Inc., REIT	2,273	371,181
Exxon Mobil Corp.	1,012	118,181
HCA Healthcare, Inc.	858	307,799
IDACORP, Inc.	2,580	266,978
Mid-America Apartment Communities, Inc., REIT	730	110,478
Noble Corp. plc	8,907	284,846
NOV, Inc.	1,755	27,220
ONEOK, Inc.	3,780	366,206
Reliance, Inc.	651	186,407
Royal Gold, Inc.	1,594	232,820
RPM International, Inc.	1,759	223,587
SBA Communications Corp., Class A, REIT	384	88,116
Schlumberger NV	4,265	170,899
Terreno Realty Corp., REIT	1,956	117,262
TXNM Energy, Inc.	3,598	156,657
UGI Corp.	8,311	198,716
Universal Health Services, Inc., Class B	740	151,189
Williams Cos., Inc. (The)	3,078	161,195
		5,785,000
Total Common Stocks (Cost $11,894,215)		13,074,406
	Ounces
Commodities — 3.9%
Gold bullion* (Cost $423,554)	201	551,559
	Shares
Master Limited Partnerships — 3.1%
United States — 3.1%
Black Stone Minerals LP	5,560	82,066
Enterprise Products Partners LP	12,582	360,600
Total Master Limited Partnerships (Cost 388,683)		442,666

First Eagle Funds | Annual Report | October 31, 2024

First Eagle Global Real Assets Fund | Consolidated Schedule of Investments | October 31, 2024

Investments	Shares	Value ($)
Exchange Traded Funds — 1.2%
United States
iShares Gold Trust (Cost $137,975)	3,447	178,693
Short-Term Investment — 1.2%
Investment Companies — 1.2%
JP Morgan U.S. Government Money Market Fund, Capital Shares 4.86% (c) (Cost $167,137)	167,137	167,137
Total Investments — 100.8% (Cost $13,011,564)		14,414,461
Liabilities in Excess of Other Assets — (0.8)%		(116,495)
Net Assets — 100.0%		14,297,966

*  Non-income producing security.

‡  Value determined using significant unobservable inputs.

(a)  Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)  Security fair valued as of October 31, 2024 by the Adviser as "valuation designee" under the oversight of the Fund's Board of Trustees. Total value of all such securities at October 31, 2024 amounted to $0, which represents approximately 0.00% of net assets of the Fund.

(c)  Represents 7-day effective yield as of October 31, 2024.

As of October 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,180,527
Aggregate gross unrealized depreciation	(837,842)
Net unrealized appreciation	$1,342,685
Federal income tax cost of investments	$13,071,776

Abbreviations

PJSC  — Public Joint Stock Company

Preference  — A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT  — Real Estate Investment Trust

See Notes to Financial Statements.

First Eagle Funds | Annual Report | October 31, 2024

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
Municipal Bonds — 112.0%
Alabama — 1.4%
Alabama Housing Finance Authority, Revenue, GNMA Insured, Series 2024 C, 4.70%, 10/01/2054	7,500,000	7,520,083
Homewood Educational Building Authority, CHF — Horizons I LLC, Revenue, Series 2024 A, 5.50%, 10/01/2049	2,000,000	2,114,672
CHF — Horizons I LLC, Revenue, Series 2024 A, 5.50%, 10/01/2054	11,020,000	11,574,976
CHF — Horizons II LLC, Revenue, Series 2024 C, 5.50%, 10/01/2049	5,615,000	5,936,942
CHF — Horizons II LLC, Revenue, Series 2024 C, 5.50%, 10/01/2054	6,575,000	6,906,122
CHF — Horizons II LLC, Revenue, Series 2024 C, 5.00%, 10/01/2056	7,505,000	7,517,236
Hoover Industrial Development Board, United States Steel Corp., Revenue, AMT, Series 2019, 5.75%, 10/01/2049	1,750,000	1,828,317
Mobile County Industrial Development Authority, AM/NS Calvert LLC, Revenue, AMT, Series 2024 A, 5.00%, 06/01/2054	17,000,000	17,355,183
		60,753,531
American Samoa — 0.0% (a)
American Samoa Economic Development Authority, Revenue, Series 2018, 6.50%, 09/01/2028 (b)	150,000	156,890
Revenue, Series 2021 A, 5.00%, 09/01/2038 (b)	1,000,000	997,081
		1,153,971
Arizona — 1.3%
Arizona Industrial Development Authority, Revenue, Refunding, GNMA Insured, Series 2024 C, 4.65%, 10/01/2049	1,000,000	1,009,466
Revenue, Refunding, GNMA Insured, Series 2024 C, 4.70%, 10/01/2054	1,095,000	1,107,695
Doral Academy of Northern Nevada Obligated Group, Revenue, Refunding, Series 2021 A, 4.00%, 07/15/2051 (b)	1,115,000	937,102
KIPP NYC Public Charter Schools, Revenue, Series 2021 A, 4.00%, 07/01/2061	7,600,000	6,488,790
Mater Academy of Nevada Obligated Group, Revenue, Series 2020 A, 5.00%, 12/15/2040 (b)	1,840,000	1,863,623

First Eagle Funds | Annual Report | October 31, 2024

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
Arizona — 1.3% (continued)
Industrial Development Authority of the County of Pima (The), Revenue, GNMA Insured, Series 2024 D-1, 4.60%, 07/01/2049	475,000	477,730
Revenue, GNMA Insured, Series 2024 D-1, 4.65%, 07/01/2054	575,000	579,970
Maricopa County Industrial Development Authority, Arizona Christian University, Revenue, Series 2024 A, 6.38%, 10/1/2041 (b)(c)(d)	8,400,000	8,547,442
Choice Academies, Inc., Revenue, Refunding, Series 2022, 5.75%, 09/01/2045 (b)	2,275,000	2,322,819
Morrison Education Group Obligated Group, Revenue, Refunding, Series 2024 A, 6.75%, 07/01/2063 (b)	2,000,000	2,094,614
Prescott Valley Charter School, Revenue, Series 2024, 6.50%, 07/01/2039 (b)	380,000	384,165
Prescott Valley Charter School, Revenue, Series 2024, 7.13%, 07/01/2054 (b)	2,000,000	2,006,763
Prescott Valley Charter School, Revenue, Series 2024, 7.38%, 07/01/2063 (b)	1,850,000	1,856,173
Sierra Vista Industrial Development Authority, American Leadership Academy, Inc., Revenue, Series 2024, 5.00%, 06/15/2044 (b)	2,250,000	2,263,001
American Leadership Academy, Inc., Revenue, Series 2024, 5.00%, 06/15/2054 (b)	2,500,000	2,476,958
American Leadership Academy, Inc., Revenue, Series 2024, 5.00%, 06/15/2059 (b)	1,500,000	1,471,722
American Leadership Academy, Inc., Revenue, Series 2024, 5.00%, 06/15/2064 (b)	5,450,000	5,297,763
Fit Kids, Inc., Revenue, Series 2024, 5.38%, 06/15/2034 (b)	325,000	326,489
Fit Kids, Inc., Revenue, Series 2024, 6.00%, 06/15/2044 (b)	550,000	552,846
Fit Kids, Inc., Revenue, Series 2024, 6.30%, 06/15/2054 (b)	1,120,000	1,121,097
Fit Kids, Inc., Revenue, Series 2024, 6.38%, 06/15/2064 (b)	1,640,000	1,637,789
Superstition Vistas, Community Facilities District No. 1 Assessment Area 3, Special Assessment, Series 2024, 5.80%, 07/01/2048	348,000	356,496

First Eagle Funds | Annual Report | October 31, 2024

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
Arizona — 1.3% (continued)
Superstition Vistas Community Facilities District No. 1, Assessment Area 4, Special Assessment, Series 2024, 4.70%, 07/01/2039	75,000	72,949
Assessment Area 4, Special Assessment, Series 2024, 5.25%, 07/01/2049	325,000	314,549
Tempe Industrial Development Authority, Tempe Life Care Village Obligated Group, Revenue, Series 2019, 5.00%, 12/01/2050	1,905,000	1,867,106
Tempe Life Care Village Obligated Group, Revenue, Series 2019, 5.00%, 12/01/2054	150,000	145,256
Tempe Life Care Village Obligated Group, Revenue, Refunding, Series 2021 A, 4.00%, 12/01/2038	250,000	234,794
Tempe Life Care Village Obligated Group, Revenue, Refunding, Series 2021 A, 4.00%, 12/01/2046	6,555,000	5,669,285
Town of Florence, Merrill Ranch Community Facilities District No. 2 Assessment Area 11, Special Assessment, 5.00%, 07/01/2039	75,000	75,143
Merrill Ranch Community Facilities District No. 2 Assessment Area 11, Special Assessment, 5.60%, 07/01/2049	275,000	275,813
		53,835,408
Arkansas — 1.0%
Arkansas Development Finance Authority, Big River Steel LLC, Revenue, AMT, Series 2019, 4.50%, 09/01/2049 (b)	1,250,000	1,219,172
Hybar LLC, Revenue, AMT, Series 2023 B, 7.37%, 07/01/2048 (b)	11,250,000	12,534,934
United States Steel Corp., Revenue, AMT, Series 2023, 5.70%, 05/01/2053	8,400,000	8,871,401
Batesville Public Facilities Board, White River Health System Obligated Group, Revenue, Refunding, Series 2020, 5.00%, 06/01/2026	1,440,000	1,438,279
White River Health System Obligated Group, Revenue, Refunding, Series 2020, 5.00%, 06/01/2027	2,045,000	2,045,333
White River Health System Obligated Group, Revenue, Refunding, Series 2020, 3.00%, 06/01/2028	1,040,000	966,645

First Eagle Funds | Annual Report | October 31, 2024

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
Arkansas — 1.0% (continued)
White River Health System Obligated Group, Revenue, Refunding, Series 2020, 3.25%, 04/01/2032	395,000	343,895
Clarksville Public Educational Facilities Board, University of the Ozarks, Revenue, Refunding, Series 2024 B, 6.00%, 08/01/2044	1,080,000	1,124,490
University of the Ozarks, Revenue, Refunding, Series 2024 B, 6.25%, 08/01/2049	3,365,000	3,519,784
University of the Ozarks, Revenue, Refunding, Series 2024 B, 6.25%, 08/01/2056	6,500,000	6,778,488
County of Johnson, Johnson Regional Medical Center, Revenue, Refunding, Series 2018, 4.50%, 11/01/2035	3,500,000	3,234,084
		42,076,505
California — 11.2%
Antelope Valley Healthcare District, Obligated Group, Revenue, Refunding, Series 2016, 5.00%, 03/01/2031	2,765,000	2,788,460
Obligated Group, Revenue, Refunding, Series 2016, 5.25%, 03/01/2036	1,885,000	1,900,685
Obligated Group, Revenue, Refunding, Series 2016, 5.00%, 03/01/2041	2,280,000	2,282,726
Obligated Group, Revenue, Refunding, Series 2016, 5.00%, 03/01/2046	3,190,000	3,121,016
California Community Housing Agency, Arbors Apartments, Revenue, Series 2020 A, 5.00%, 08/01/2050 (b)	1,900,000	1,829,559
Brio Apartments & Next on Lex Apartments, Revenue, Senior Lien, Series 2021 A-1, 4.00%, 02/01/2056 (b)	7,800,000	6,637,213
Creekwood Apartments, Revenue, Series 2021 A, 4.00%, 02/01/2056 (b)	64,255,000	43,161,966
Exchange at Bayfront Apartments, Revenue, Senior Lien, Series 2021 A-1, 3.00%, 02/01/2057 (b)	3,350,000	2,130,181
Stoneridge Apartments, Revenue, Series 2021 A, 4.00%, 02/01/2056 (b)	13,490,000	11,126,304
California County Tobacco Securitization Agency, Stanislaus County Tobacco Funding Corp., Revenue, Series 2006 A, 0.00%, 06/01/2046 (e)	27,000,000	7,243,368

First Eagle Funds | Annual Report | October 31, 2024

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
California — 11.2% (continued)
California Educational Facilities Authority, St. Mary's College of California, Revenue, Refunding, Series 2023 A, 5.50%, 10/01/2053	3,030,000	3,198,244
California Enterprise Development Authority, Rocklin Academy Obligated Group, Revenue, Series 2024, 5.00%, 06/01/2054 (b)	700,000	717,259
Rocklin Academy Obligated Group, Revenue, Series 2024, 5.00%, 06/01/2064 (b)	1,200,000	1,223,438
California Health Facilities Financing Authority, Sutter Health Obligated Group, Revenue, Series 2016 A, 5.00%, 11/15/2024	10,000	10,006
California Housing Finance Agency, Found Middle, Revenue, Series 2024 L, 5.20%, 12/01/2027 (b)	5,000,000	5,034,896
California Infrastructure & Economic Development Bank, Revenue, Series 2024 C, 5.00%, 06/01/2038 (b)(f)	9,400,000	9,400,581
DesertXpress Enterprises LLC, Revenue, AMT, Series 2020 A-4, 8.00%, 8/15/2025 (b)(c)(d)	110,500,000	113,870,128
La Scuola International School, Revenue, Series 2024, 5.00%, 07/01/2044 (b)	2,145,000	2,140,805
La Scuola International School, Revenue, Series 2024, 5.13%, 07/01/2054 (b)	2,100,000	2,087,104
La Scuola International School, Revenue, Series 2024, 5.25%, 07/01/2064 (b)	4,800,000	4,804,973
WFCS Holdings II LLC, Revenue, Series 2021 A-1, 5.00%, 01/01/2056 (b)	4,335,000	4,327,900
WFCS Holdings II LLC, Revenue, Series 2021 B, 0.00%, 01/01/2061 (b)(e)	10,100,000	790,953
WFCS Holdings LLC, Revenue, Series 2020 A-1, 5.00%, 01/01/2055 (b)	2,000,000	1,996,768
California Municipal Finance Authority, BOLD Program, Special Tax, Series 2024 A, 5.13%, 09/01/2054	1,000,000	1,039,061
BOLD Program, Special Tax, Series 2024 B, 5.00%, 09/01/2049	1,070,000	1,109,358
BOLD Program, Special Tax, Series 2024 B, 5.00%, 09/01/2054	1,250,000	1,287,975
Catalyst Impact Fund 1 LLC, Revenue, Series 2024, Class I, 6.00%, 01/01/2039 (b)	2,000,000	2,099,999

First Eagle Funds | Annual Report | October 31, 2024

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
California — 11.2% (continued)
City of Elk Grove Community Facilities District No. 2023-7 Area No. 1, Special Tax, Series 2024, 5.00%, 09/01/2054	1,000,000	1,032,266
Clinicas del Camino Real, Inc., Revenue, Series 2020, 4.00%, 03/01/2050	4,000,000	3,312,331
Community Facilities District No. 2023-11 Improvement Area A, Special Tax, Series 2024, 5.00%, 09/01/2044	325,000	340,191
Community Facilities District No. 2023-11 Improvement Area A, Special Tax, Series 2024, 5.00%, 09/01/2049	670,000	694,106
Community Facilities District No. 2023-11 Improvement Area A, Special Tax, Series 2024, 5.00%, 09/01/2054	800,000	823,666
Community Facilities District No. 2023-11 Improvement Area A, Special Tax, Series 2024, 5.13%, 09/01/2059	1,250,000	1,300,215
John Adams Academy — Roseville, Revenue, Series 2014 A, 5.00%, 10/01/2044	1,810,000	1,767,540
John Adams Academy — Roseville, Revenue, Series 2015 A, 5.25%, 10/01/2045	1,325,000	1,324,885
MWLA, Inc., Revenue, Refunding, Series 2024, 5.00%, 06/01/2034 (b)	500,000	513,121
MWLA, Inc., Revenue, Refunding, Series 2024, 5.25%, 06/01/2044 (b)	1,000,000	996,327
MWLA, Inc., Revenue, Refunding, Series 2024, 5.50%, 06/01/2054 (b)	1,250,000	1,242,696
Nova Academy, Revenue, Series 2016 A, 5.00%, 06/15/2036 (b)	2,825,000	2,826,037
Nova Academy, Revenue, Series 2016 A, 5.00%, 06/15/2046 (b)	4,500,000	4,338,423
Palmdale Aerospace Academy, Inc. (The), Revenue, Series 2016 A, 5.00%, 07/01/2046 (b)	1,670,000	1,645,981
St. Mary and All Angels Christian Church, Revenue, Series 2024 A, 5.75%, 05/01/2054 (b)	710,000	735,055
St. Mary and All Angels Christian Church, Revenue, Series 2024 A, 5.88%, 05/01/2059 (b)	695,000	722,334
Westside Neighborhood School, Revenue, Series 2024, 5.90%, 06/15/2044 (b)	775,000	833,451
Westside Neighborhood School, Revenue, Series 2024, 6.20%, 06/15/2054 (b)	2,200,000	2,369,771

First Eagle Funds | Annual Report | October 31, 2024

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
California — 11.2% (continued)
Westside Neighborhood School, Revenue, Series 2024, 6.38%, 06/15/2064 (b)	4,500,000	4,891,082
California Public Finance Authority, California University of Science & Medicine Obligated Group, Revenue, Series 2019 A, 6.25%, 07/01/2054 (b)	1,500,000	1,569,709
EEC, Inc., Revenue, Series 2020 A, 5.00%, 06/15/2050 (b)	400,000	387,620
California School Finance Authority, Envision Education Obligated Group, Revenue, Series 2024 A, 5.00%, 06/01/2064 (b)	2,735,000	2,711,753
Harbor Springs Obligated Group, Revenue, Series 2024 A, 5.63%, 07/01/2063 (b)	1,000,000	1,037,283
New Designs Charter School, Revenue, Refunding, Series 2024 A, 4.75%, 06/01/2044 (b)	1,000,000	987,408
New Designs Charter School, Revenue, Refunding, Series 2024 A, 5.00%, 06/01/2054 (b)	735,000	732,716
New Designs Charter School, Revenue, Refunding, Series 2024 A, 5.00%, 06/01/2064 (b)	5,475,000	5,363,784
Rex & Margaret Fortune School of Education, Revenue, Series 2024 A, 5.00%, 06/01/2044 (b)(f)	2,000,000	1,980,259
Rex & Margaret Fortune School of Education, Revenue, Series 2024 A, 5.00%, 06/01/2054 (b)(f)	2,350,000	2,272,492
Rex & Margaret Fortune School of Education, Revenue, Series 2024 A, 5.13%, 06/01/2059 (b)(f)	1,500,000	1,467,949
Rex & Margaret Fortune School of Education, Revenue, Series 2024 A, 5.13%, 06/01/2064 (b)(f)	2,350,000	2,274,748
Stockton Collegiate International Schools Obligated Group, Revenue, Series 2024 A, 6.00%, 06/15/2053 (b)	5,340,000	5,285,777
Stockton Collegiate International Schools Obligated Group, Revenue, Series 2024 B, 7.50%, 06/15/2029 (b)	360,000	358,778
Vista Charter Public Schools Obligated Group, Revenue, Series 2021 A, 4.00%, 06/01/2051 (b)	6,790,000	5,709,241
Vista Charter Public Schools Obligated Group, Revenue, Series 2021 A, 4.00%, 06/01/2061 (b)	1,455,000	1,170,515
California Statewide Communities Development Authority, Special Assessment, Series 2024 A, 5.00%, 09/02/2054	1,150,000	1,180,379

First Eagle Funds | Annual Report | October 31, 2024

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
California — 11.2% (continued)
Community Facilities District 2022-12 Improvement Area No. 1, Special Tax, Series 2024, 5.00%, 09/01/2054	1,000,000	1,016,975
Community Facilities District No. 2021-03, Special Tax, Series 2024, 5.00%, 09/01/2044	850,000	875,355
Community Facilities District No. 2021-03, Special Tax, Series 2024, 5.00%, 09/01/2049	820,000	836,454
Community Facilities District No. 2021-03, Special Tax, Series 2024, 5.00%, 09/01/2054	850,000	865,721
Community Facilities District No. 2024-9, Special Tax, Series 2024, 5.00%, 09/01/2044	400,000	407,811
Community Facilities District No. 2024-9, Special Tax, Series 2024, 5.00%, 09/01/2054	800,000	805,420
Front Porch Communities & Services Obligated Group, Revenue, Refunding, Series 2021 A, 3.00%, 04/01/2051	9,000,000	6,829,971
Loma Linda University Medical Center Obligated Group, Revenue, Series 2014 A, 5.50%, 12/01/2054	1,055,000	1,055,416
California Statewide Financing Authority, TSR Multi-County Special Purpose Trust, Revenue, Series 2002 A, 6.00%, 05/01/2037	1,000,000	1,022,895
TSR Multi-County Special Purpose Trust, Revenue, Series 2002 A, 6.00%, 05/01/2043	800,000	818,324
TSR Multi-County Special Purpose Trust, Revenue, Series 2002 B, 6.00%, 05/01/2037	290,000	296,640
Chino Community Facilities District, City of Chino Community Facilities District No. 2003-3 Improvement Area No. 10, Special Tax, Series 2024, 5.00%, 09/01/2049	680,000	708,852
City & County of San Francisco, Infrastructure & Revitalization Financing District No. 1 Facilities Increment, Tax Allocation, Series 2022 A, 5.00%, 09/01/2052 (b)	1,000,000	990,416
City of Long Beach, Marina System, Revenue, Series 2015, 5.00%, 05/15/2045	500,000	501,263
City of Ontario, Community Facilities District No. 35, Special Tax, Series 2024, 5.00%, 09/01/2054	1,000,000	1,035,984

First Eagle Funds | Annual Report | October 31, 2024

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
California — 11.2% (continued)
City of Rancho, Mirage Community Facilities District No. 5 Improvement Area No. 1, Special Tax, Series 2024 A, 5.00%, 09/01/2054	1,400,000	1,434,738
City of Rancho Cordova, Grantline 220 Community Facilities District No. 2023-1 Improvement Area No. 1, Special Tax, Series 2024, 5.00%, 09/01/2049	550,000	565,729
Grantline 220 Community Facilities District No. 2023-1 Improvement Area No. 1, Special Tax, Series 2024, 5.00%, 09/01/2053	545,000	558,145
CMFA Special Finance Agency I, Mix at CTR City (The), Revenue, Series 2021 A-2, 4.00%, 04/01/2056 (b)	12,240,000	9,517,465
CSCDA Community Improvement Authority, 777 Place-Pomona, Revenue, Senior Lien, Series 2021 A-2, 3.25%, 05/01/2057 (b)	900,000	626,783
Altana Apartments, Revenue, Series 2021 A-2, 4.00%, 10/01/2056 (b)	11,475,000	9,334,873
CTR City Anaheim, Revenue, Series 2020 A, 5.00%, 01/01/2054 (b)	5,500,000	4,860,249
Escondido Portfolio, Revenue, Senior Lien, Series 2021 A-2, 4.00%, 06/01/2058 (b)	9,875,000	7,724,409
Link — Glendale (The), Revenue, Series 2021 A-2, 4.00%, 07/01/2056 (b)	1,295,000	1,017,376
Millennium South Bay-Hawthorne, Revenue, Series 2021 A-2, 3.25%, 07/01/2056 (b)	23,865,000	16,749,934
MODA at Monrovia Station, Revenue, Series 2021 A-1, 3.40%, 10/01/2046 (b)	150,000	121,119
Monterey Station Apartments, Revenue, Senior Lien, Series 2021 A-2, 3.13%, 07/01/2056 (b)	6,250,000	4,310,128
Oceanaire Apartments, Revenue, Series 2021 A-2, 4.00%, 09/01/2056 (b)	20,365,000	15,771,933
Parallel-Anaheim, Revenue, Series 2021 A, 4.00%, 08/01/2056 (b)	3,400,000	2,970,015
Renaissance at City Center, Revenue, Series 2020 A, 5.00%, 07/01/2051 (b)	1,000,000	972,094
Vineyard Garden Apartments, Revenue, Senior Lien, Series 2021 A, 3.25%, 10/01/2058 (b)	160,000	112,818
Waterscape Apartments, Revenue, Senior Lien, Series 2021 A, 3.00%, 09/01/2056 (b)	4,950,000	3,513,734

First Eagle Funds | Annual Report | October 31, 2024

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
California — 11.2% (continued)
Westgate Apartments, Revenue, Senior Lien, Series 2021 A-1, 3.00%, 06/01/2047 (b)	2,000,000	1,399,591
Westgate Apartments, Revenue, Senior Lien, Series 2021 A-2, 3.13%, 06/01/2057 (b)	39,995,000	24,154,004
Wood Creek Apartments, Revenue, Senior Lien, Series 2021 A-1, 3.00%, 12/01/2049 (b)	5,000,000	3,493,311
Wood Creek Apartments, Revenue, Senior Lien, Series 2021 A-2, 4.00%, 12/01/2058 (b)	31,100,000	24,116,651
Folsom Ranch Financing Authority, City of Folsom Community Facilities District No. 23 Improvement Area No. 2, Special Tax, Series 2024, 5.00%, 09/01/2049	400,000	417,341
City of Folsom Community Facilities District No. 23 Improvement Area No. 2, Special Tax, Series 2024, 5.00%, 09/01/2053	460,000	477,848
Kaweah Delta Health Care District Guild, Revenue, Series 2015 B, 3.25%, 06/01/2030	65,000	59,007
Revenue, Series 2015 B, 3.38%, 06/01/2031	45,000	40,130
Revenue, Series 2015 B, 3.50%, 06/01/2032	125,000	110,404
Revenue, Series 2015 B, 3.50%, 06/01/2033	100,000	86,792
Revenue, Series 2015 B, 4.00%, 06/01/2037	440,000	393,640
Revenue, Series 2015 B, 5.00%, 06/01/2040	500,000	492,987
Revenue, Series 2015 B, 4.00%, 06/01/2045	6,115,000	5,070,283
Palomar Health, Obligated Group, COP, 4.00%, 11/01/2038	30,000	26,277
Obligated Group, COP, 4.00%, 11/01/2047	25,000	19,574
Obligated Group, Revenue, Refunding, Series 2016, 5.00%, 11/01/2031	2,485,000	2,488,604
Obligated Group, Revenue, Refunding, Series 2016, 5.00%, 11/01/2036	750,000	738,547
Obligated Group, Revenue, Refunding, Series 2016, 5.00%, 11/01/2039	1,600,000	1,532,064
Obligated Group, COP, Series 2017, 5.00%, 11/01/2032	2,000,000	2,001,865
Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 11/01/2042	1,455,000	1,356,937
River Islands Public Financing Authority, Community Facilities District No. 2023-1 Improvement Area No. 2, Special Tax, Series 2024, 5.00%, 09/01/2054	2,750,000	2,768,632

First Eagle Funds | Annual Report | October 31, 2024

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
California — 11.2% (continued)
Tejon Ranch Public Facilities Finance Authority, Community Facilities District No. 2008-1, Special Tax, Refunding, Series 2024 A, 5.00%, 09/01/2054	2,250,000	2,316,561
Woodland-Davis Clean Water Agency, Revenue, Sub. Lien, Refunding, Series 2015 B, 4.70%, 03/01/2039 (b)	1,590,952	1,404,435
		476,755,339
Colorado — 2.1%
Baseline Metropolitan District No. 1, Revenue, Refunding, Series 2018 A-1, 5.38%, 12/01/2034	5,567,000	5,686,253
Revenue, Refunding, Series 2018 A-2, 5.50%, 12/01/2034	9,340,000	9,541,031
Revenue, Refunding, Series 2018 A-2, 5.85%, 12/01/2048	3,000,000	3,065,431
Canyons Metropolitan District No. 5, GO, Refunding, Series 2024 B, 6.50%, 12/01/2054	3,400,000	3,504,275
CCP Metropolitan District No. 3, GO, Refunding, Series 2024, 5.00%, 12/01/2053	1,200,000	1,198,004
Colorado Educational & Cultural Facilities Authority, Aspen View Academy, Inc., Revenue, Series 2021, 4.00%, 05/01/2051	1,235,000	1,070,701
Expeditionary Learning School Board of Cooperative Educational Services, Revenue, Series 2019, 5.00%, 03/01/2050 (b)	2,000,000	1,902,216
Colorado Health Facilities Authority, BSLC Obligated Group, Revenue, Refunding, Series 2018 A-1, 4.25%, 09/15/2038	160,000	148,682
BSLC Obligated Group, Revenue, Refunding, Series 2018 A-1, 5.00%, 09/15/2048	7,000,000	6,745,453
BSLC Obligated Group, Revenue, Second Tier, Refunding, Series 2018 B, 4.50%, 09/15/2038	190,000	171,189
BSLC Obligated Group, Revenue, Second Tier, Refunding, Series 2018 B, 5.00%, 09/15/2053	50,000	44,113
Colorado Housing and Finance Authority, Revenue, Series 2024 A-1, Class I, 4.60%, 10/01/2049	2,620,000	2,581,420
Revenue, Series 2024 A-1, Class I, 4.70%, 10/01/2054	3,500,000	3,460,692
Revenue, Series 2024 A-1, Class I, 4.80%, 10/01/2059	2,765,000	2,766,581
Revenue, Series 2024 A-1, Class I, 4.85%, 10/01/2064	2,150,000	2,163,876

First Eagle Funds | Annual Report | October 31, 2024

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
Colorado — 2.1% (continued)
Revenue, Series 2024 A-1, Class I, 4.88%, 10/01/2067	2,230,000	2,219,706
Revenue, Series 2024 B-1, Class I, 4.60%, 10/01/2064	1,000,000	959,322
Hess Ranch Metropolitan District No. 5, Special Improvement District No. 1, Special Assessment, Series 2024 A-1, 6.00%, 12/01/2043	2,500,000	2,552,210
Special Improvement District No. 1, Special Assessment, Series 2024 A-2, 6.50%, 12/01/2043	2,250,000	2,322,892
Ledge Rock Center Residential Metropolitan District No. 1, GO, Series 2024 A, 6.38%, 12/01/2054	4,050,000	4,119,588
Mineral Business Improvement District, GO, Series 2024 A, 5.75%, 12/01/2054 (b)(f)	3,125,000	3,153,410
Newlin Crossing Metropolitan District, GO, Series 2024 A, 5.38%, 12/01/2054 (b)	1,145,000	1,150,708
GO, Series 2024 B, 7.75%, 12/15/2054 (b)	603,000	603,318
Poudre Heights Valley Metropolitan District, GO, Series 2024 A, 5.50%, 12/01/2054 (b)	980,000	950,855
Prairie Center Metropolitan District No. 3, GO, Refunding, Series 2024 A, 5.88%, 12/15/2046	2,125,000	2,271,781
GO, Series 2024 B, 5.88%, 12/15/2046	1,000,000	1,069,073
Rocky Mountain Rail Park Metropolitan District, GO, Series 2021 A, 5.00%, 12/01/2051 (b)	6,000,000	4,969,594
Sky Dance Metropolitan District No. 2, GO, Series 2024 A, 6.00%, 12/01/2054 (f)	2,500,000	2,506,360
Sky Ranch Community Authority Board, GO, Series 2024 B, 6.50%, 12/15/2054	550,000	552,704
St. Vrain Lakes Metropolitan District No. 4, GO, Series 2024 A, 0.00%, 09/20/2054 (b)	17,585,000	12,621,927
Sterling Ranch Community Authority Board, Sterling Ranch Metropolitan District No. 1, Special Assessment, Series 2024, 5.63%, 12/01/2043	3,000,000	3,085,217
Sunset Parks Metropolitan District, GO, Series 2024 A, 5.13%, 12/01/2054 (b)	1,415,000	1,414,313
Water Valley Metropolitan District No. 3, GO, Series 2024 A, 5.25%, 12/01/2054	600,000	605,176
		91,178,071

First Eagle Funds | Annual Report | October 31, 2024

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
Connecticut — 2.3%
Connecticut Housing Finance Authority, Revenue, Refunding, Series 2024 F-1, 4.60%, 11/15/2044 (f)(g)	21,770,000	21,801,366
Revenue, Refunding, Series 2024 F-1, 4.75%, 11/15/2049 (f)(g)	34,810,000	35,131,457
Revenue, Refunding, Series 2024 F-1, 4.80%, 11/15/2052 (f)(g)	10,010,000	10,087,194
Connecticut State Health & Educational Facilities Authority, Connecticut State University System, Revenue, Series N, 5.00%, 11/01/2024	25,000	25,000
Goodwin University Obligated Group, Revenue, Series A-1, 5.00%, 07/01/2044	3,000,000	3,008,230
Goodwin University Obligated Group, Revenue, Series A-1, 5.38%, 07/01/2054	6,340,000	6,350,337
Griffin Health Obligated Group, Revenue, Refunding, Series G-1, 5.00%, 07/01/2044 (b)	3,850,000	3,713,190
Griffin Health Obligated Group, Revenue, Refunding, Series G-1, 5.00%, 07/01/2050 (b)	1,265,000	1,181,405
Nuvance Health Obligated Group, Revenue, Refunding, Series 2019 A, 4.00%, 07/01/2041	4,645,000	4,377,574
University of Hartford (The), Revenue, Refunding, Series 2019 N, 4.00%, 07/01/2049	3,875,000	3,001,486
University of Hartford (The), Revenue, Series 2022 P, 5.38%, 07/01/2052	3,750,000	3,523,935
University of Hartford (The), Revenue, Refunding, Series N, 4.00%, 07/01/2039	60,000	50,699
Steel Point Infrastructure Improvement District, Tax Allocation, Series 2024, 5.63%, 04/01/2044 (b)	1,000,000	1,041,064
Tax Allocation, Series 2024, 6.00%, 04/01/2052 (b)	2,500,000	2,649,243
		95,942,180
Delaware — 0.2%
Delaware State Housing Authority, Revenue, GNMA Insured, Series 2024 D, 4.50%, 07/01/2054 (f)	2,000,000	1,964,365
Town of Bridgeville, Heritage Shores Special Development District, Special Tax, Series 2024, 5.25%, 07/01/2044 (b)	875,000	908,100

First Eagle Funds | Annual Report | October 31, 2024

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
Delaware — 0.2% (continued)
Heritage Shores Special Development District, Special Tax, Series 2024, 5.63%, 07/01/2053 (b)	1,535,000	1,605,333
Town of Milton, Granary at Draper Farm Special Development District, Special Tax, Series 2024, 5.70%, 09/01/2044 (b)	1,265,000	1,291,837
Granary at Draper Farm Special Development District, Special Tax, Series 2024, 5.95%, 09/01/2053 (b)	3,165,000	3,236,563
		9,006,198
District of Columbia — 1.1%
District of Columbia, Latin American Montessori Bilingual Public Charter School Obligated Group, Revenue, Refunding, Series 2020, 5.00%, 06/01/2050	3,220,000	3,185,021
Rocketship DC Obligated Group, Revenue, Series 2019 A, 5.00%, 06/01/2049 (b)	4,100,000	4,014,614
Rocketship Obligated Group, Revenue, Series 2021 A, 5.00%, 06/01/2061 (b)	7,970,000	7,572,748
Rocketship Obligated Group, Revenue, Series 2024 A, 5.75%, 06/01/2054	3,100,000	3,200,842
Rocketship Obligated Group, Revenue, Series 2024 A, 6.00%, 06/01/2058	400,000	418,533
Tobacco Settlement Financing Corp., Revenue, Series 2006 A, 0.00%, 06/15/2046 (e)	20,000,000	5,026,568
Union Market TIF Area, Tax Allocation, Series 2021 A, 0.00%, 06/01/2031 (b)	2,162,000	1,910,665
Union Market TIF Area, Tax Allocation, Series 2021 A, 0.00%, 06/01/2046 (b)	8,635,000	6,520,591
Union Market TIF Area, Tax Allocation, Series 2024 B, 0.00%, 06/01/2041 (b)	6,010,000	3,570,094
Union Market TIF Area, Tax Allocation, Series 2024 B, 0.00%, 06/01/2049 (b)	14,470,000	8,415,283
		43,834,959
Florida — 19.4%
Academical Village Community Development District, Special Assessment, Series 2020, 3.63%, 05/01/2040	4,320,000	3,645,549
Anabelle Island Community Development District, Special Assessment, Series 2022, 4.00%, 05/01/2052	180,000	149,209

First Eagle Funds | Annual Report | October 31, 2024

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
Florida — 19.4% (continued)
Antillia Community Development District, Special Assessment, Series 2024, 5.60%, 05/01/2044	720,000	730,682
Special Assessment, Series 2024, 5.88%, 05/01/2054	1,000,000	1,014,663
Ave Maria Stewardship Community District, Assessment Phase 5, Special Assessment, Series 2022, 4.00%, 05/01/2052	1,000,000	820,444
Ave Maria Stewardship Community District Series 2021 Assessment, Special Assessment, Series 2021, 4.00%, 05/01/2051	200,000	167,119
Bella Collina Community Development District, Special Assessment, Series 2024, 5.00%, 05/01/2044	685,000	671,820
Special Assessment, Series 2024, 5.30%, 05/01/2055	915,000	897,689
Berry Bay II Community Development District, Assessment Area 1, Special Assessment, Series 2024, 5.20%, 05/01/2044	550,000	544,342
Assessment Area 1, Special Assessment, Series 2024, 5.45%, 05/01/2054	1,000,000	984,706
Boggy Branch Community Development District, Special Assessment, Series 2021, 4.00%, 05/01/2051	1,595,000	1,347,326
Bridgewater North Community Development District, Special Assessment, Series 2022, 4.00%, 05/01/2052	2,000,000	1,668,137
Buckhead Trails Community Development District, Special Assessment, Series 2024, 5.60%, 05/01/2044	1,000,000	1,006,436
Special Assessment, Series 2024, 5.88%, 05/01/2054	1,675,000	1,685,661
Caldera Community Development District, Assessment Area 1, Special Assessment, Series 2024, 5.00%, 05/01/2044	725,000	721,345
Assessment Area 1, Special Assessment, Series 2024, 5.20%, 05/01/2054	1,000,000	982,122
Capital Projects Finance Authority, Kissimmee Charter Academy, Revenue, Series 2024, 6.13%, 06/15/2044 (b)	420,000	430,391
Kissimmee Charter Academy, Revenue, Series 2024, 6.50%, 06/15/2054 (b)	235,000	240,886

First Eagle Funds | Annual Report | October 31, 2024

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
Florida — 19.4% (continued)
Kissimmee Charter Academy, Revenue, Series 2024, 6.63%, 06/15/2059 (b)	1,015,000	1,040,276
Navigator Academy of Leadership, Inc. Obligated Group, Revenue, Refunding, Series 2024, 5.00%, 06/15/2054 (b)	1,200,000	1,179,893
Navigator Academy of Leadership, Inc. Obligated Group, Revenue, Refunding, Series 2024, 5.00%, 06/15/2064 (b)	5,485,000	5,293,287
Capital Trust Agency, Inc., Babcock Neighborhood School, Inc., Revenue, Series 2021, 4.20%, 08/15/2056 (b)	1,450,000	1,174,925
Babcock Neighborhood School, Inc., Revenue, Series 2021, 4.25%, 08/15/2061 (b)	2,250,000	1,789,053
Franklin Academy Obligated Group, Revenue, Series 2020, 5.00%, 12/15/2035 (b)	1,085,000	1,086,627
Marie Selby Botanical Gardens, Inc. (The), Revenue, Series 2021, 4.00%, 06/15/2051 (b)	2,000,000	1,549,074
Renaissance Charter School, Inc. Obligated Group, Revenue, Series 2019 A, 5.00%, 06/15/2049 (b)	4,365,000	4,151,270
WFCS Holdings II LLC, Revenue, Series 2021 A-1, 5.00%, 01/01/2056 (b)	4,150,000	4,047,323
Capital Trust Authority, IDEA Florida, Inc., Revenue, Refunding, Series 2023 A, 6.38%, 06/15/2058 (b)	1,500,000	1,571,471
KIPP Miami Obligated Group, Revenue, Refunding, Series 2024 A, 5.63%, 06/15/2044 (b)	810,000	841,189
KIPP Miami Obligated Group, Revenue, Refunding, Series 2024 A, 6.00%, 06/15/2054 (b)	1,250,000	1,305,788
KIPP Miami Obligated Group, Revenue, Refunding, Series 2024 A, 6.13%, 06/15/2060 (b)	1,100,000	1,150,610
Seaside School Consortium, Inc., Revenue, Series 2024 A, 5.13%, 06/15/2059	2,970,000	2,898,117
Caymas Community Development District, Assessment Area 1, Special Assessment, Series 2024, 5.63%, 05/01/2054	1,000,000	1,004,542
Central Parc Community Development District, Special Assessment, Series 2024, 4.90%, 05/01/2031	475,000	475,710
Special Assessment, Series 2024, 5.70%, 05/01/2044	750,000	753,142

First Eagle Funds | Annual Report | October 31, 2024

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
Florida — 19.4% (continued)
Special Assessment, Series 2024, 6.00%, 05/01/2054	750,000	755,841
Chapel Creek Community Development District, Assessment Area, Special Assessment, Series 2024, 5.75%, 05/01/2054	1,000,000	1,012,934
Charlotte County Industrial Development Authority, MSKP Town & Country Utility LLC, Revenue, AMT, Series 2021 A, 4.00%, 10/01/2051 (b)	8,735,000	7,197,447
City of Pompano Beach, John Knox Village of Florida, Inc. Obligated Group, Revenue, Series 2021 A, 4.00%, 09/01/2056	500,000	418,023
Coral Bay Lee County Community Development District, Assessment Area 2, Revenue, Series 2024, 5.25%, 05/01/2044	1,000,000	1,003,641
Assessment Area 2, Revenue, Series 2024, 5.55%, 05/01/2054	1,220,000	1,226,243
Coral Creek Community Development District, Special Assessment, Series 2024, 5.75%, 05/01/2054	1,700,000	1,725,745
Coral Lakes Community Development District, Assessment Area 1, Special Assessment, Series 2024, 5.75%, 11/01/2053	1,000,000	1,024,221
County of Lee, Airport, Revenue, AMT, Series 2024, 5.25%, 10/01/2049 (g)	9,500,000	10,149,092
Airport, Revenue, AMT, Series 2024, 5.25%, 10/01/2054 (g)	25,750,000	27,379,914
County of Palm Beach, Provident Group — LU Properties LLC, Revenue, Series 2021 A, 5.00%, 06/01/2057 (b)	1,000,000	940,241
Provident Group — LU Properties LLC, Revenue, Series 2024 A, 6.13%, 06/01/2054	13,250,000	13,320,633
Provident Group — LU Properties LLC, Revenue, Series 2024 A, 6.25%, 06/01/2059	10,890,000	11,005,730
Provident Group-PBAU Properties LLC, Revenue, Series 2019 A, 5.00%, 04/01/2039 (b)	1,950,000	1,916,513
Creekview Community Development District, Phase 2, Special Assessment, Series 2024, 5.38%, 05/01/2044 (b)	2,000,000	1,969,885
Phase 2, Special Assessment, Series 2024, 5.63%, 05/01/2055 (b)	3,500,000	3,436,517

First Eagle Funds | Annual Report | October 31, 2024

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
Florida — 19.4% (continued)
Crossings Community Development District, Area 2, Special Assessment, Series 2024, 5.35%, 05/01/2044	1,000,000	997,633
Area 2, Special Assessment, Series 2024, 5.60%, 05/01/2054	1,375,000	1,371,137
Crosswinds East Community Development District, Assessment Area 1, Special Assessment, Series 2024, 5.75%, 05/01/2054	1,500,000	1,523,821
Assessment Area 2, Special Assessment, Series 2024, 5.15%, 05/01/2044	775,000	763,679
Assessment Area 2, Special Assessment, Series 2024, 5.45%, 05/01/2054	1,000,000	987,027
Dowden West Community Development District, Special Assessment, Series 2024, 5.25%, 05/01/2044	495,000	498,234
Special Assessment, Series 2024, 5.55%, 05/01/2054	855,000	860,515
East Nassau Stewardship District, Assessments, Special Assessment, Series 2021, 4.00%, 05/01/2051	1,510,000	1,258,004
Wildlight Village Phase 3, Special Assessment, Series 2024, 5.25%, 05/01/2044	1,505,000	1,493,828
Wildlight Village Phase 3, Special Assessment, Series 2024, 5.50%, 05/01/2055	1,605,000	1,583,593
Edgewater East Community Development District, Assessment Area 1, Special Assessment, Series 2021, 4.00%, 05/01/2051	1,310,000	1,092,557
Assessment Area 2, Special Assessment, Series 2022, 4.00%, 05/01/2052	10,180,000	8,428,844
Edgewater West Community Development District, Assessment Area 1, Special Assessment, Series 2024, 5.25%, 05/01/2044	2,000,000	1,962,299
Assessment Area 1, Special Assessment, Series 2024, 5.50%, 05/01/2054	2,500,000	2,436,497
Entrada Community Development District, Assessments, Special Assessment, Series 2024, 5.00%, 05/01/2044	600,000	589,622
Assessments, Special Assessment, Series 2024, 5.30%, 05/01/2055	725,000	711,922
Epperson North Community Development District, Assessment Area 3, Special Assessment, Series 2021 A, 4.00%, 11/01/2051	1,985,000	1,648,299

First Eagle Funds | Annual Report | October 31, 2024

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
Florida — 19.4% (continued)
Assessment Area 4, Special Assessment, Series 2024, 5.30%, 05/01/2044	465,000	465,745
Assessment Area 4, Special Assessment, Series 2024, 5.60%, 05/01/2055	750,000	751,153
Everlands Community Development District, Assessment Area 2, Special Assessment, Series 2024, 5.55%, 06/15/2054	1,000,000	1,013,111
Assessment Area 2 Phase 2, Special Assessment, Series 2024, 5.20%, 06/15/2044 (b)(f)	750,000	750,051
Assessment Area 2 Phase 2, Special Assessment, Series 2024, 5.50%, 06/15/2054 (b)(f)	1,000,000	1,000,059
Everlands II Community Development District, Special Assessment, Series 2024, 5.20%, 06/15/2044	725,000	722,168
Special Assessment, Series 2024, 5.45%, 06/15/2054	1,000,000	990,870
Florida Development Finance Corp., AAF Operations Holdings LLC, Revenue, AMT, Refunding, Series 2024, 12.00%, 7/15/2028 (b)(c)(d)	121,410,000	128,775,738
Assistance Unlimited, Inc., Revenue, Refunding, Series 2022, 6.00%, 08/15/2057 (b)	5,000,000	5,011,782
Brightline Florida Holdings LLC, Revenue, AMT, Series 2024 A, 8.25%, 2/14/2025 (b)(c)(d)	63,210,000	65,137,785
Brightline Trains Florida LLC, Revenue, AMT, Refunding, Series 2024, 5.00%, 07/01/2041	17,595,000	17,842,959
Brightline Trains Florida LLC, Revenue, AMT, Refunding, Series 2024, 5.25%, 07/01/2047	54,690,000	55,898,130
Brightline Trains Florida LLC, Revenue, AMT, Refunding, Series 2024, 5.50%, 07/01/2053	59,275,000	61,175,232
Cornerstone Classical Academy, Inc., Revenue, Series 2024 A, 5.00%, 06/01/2034 (b)	1,190,000	1,223,774
Cornerstone Classical Academy, Inc., Revenue, Series 2024 A, 5.25%, 06/01/2044 (b)	1,000,000	1,011,170
Cornerstone Classical Academy, Inc., Revenue, Series 2024 A, 5.50%, 06/01/2054 (b)	2,790,000	2,829,529
Cornerstone Classical Academy, Inc., Revenue, Series 2024 A, 5.50%, 06/01/2059 (b)	1,500,000	1,511,941
Downtown Doral Charter Elementary School, Inc., Revenue, Series 2017 C, 5.75%, 07/01/2047 (b)	2,000,000	2,022,835
First Eagle Funds | Annual Report | October 31, 2024

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
Florida — 19.4% (continued)
IDEA Florida, Inc., Revenue, Series 2022, 5.25%, 06/15/2029 (b)	2,230,000	2,253,314
Renaissance Charter School, Inc. Obligated Group, Revenue, Refunding, Series 2020 A, 6.00%, 06/15/2050	1,000,000	1,026,807
Renaissance Charter School, Inc. Obligated Group, Revenue, Series 2021 A, 5.50%, 06/15/2051	1,000,000	1,006,996
SFP — Tampa I LLC, Revenue, Senior Lien, Series 2024 A-1, 5.00%, 06/01/2044 (b)	1,600,000	1,626,746
SFP — Tampa I LLC, Revenue, Senior Lien, Series 2024 A-1, 5.25%, 06/01/2054 (b)	7,200,000	7,329,921
SFP — Tampa I LLC, Revenue, Senior Lien, Series 2024 A-1, 5.25%, 06/01/2059 (b)	6,550,000	6,643,290
Waste Pro USA, Inc., Revenue, AMT, Series 2021, 3.00%, 06/01/2032	10,035,000	9,043,820
Waste Pro USA, Inc., Revenue, AMT, Series 2023, 6.13%, 7/1/2026 (b)(c)(d)	1,265,000	1,296,326
Florida Municipal Loan Council, Shingle Creek Transit & Utility Community Development District, Special Assessment, AMT, Series 2024, 5.15%, 05/01/2044	650,000	647,798
Shingle Creek Transit & Utility Community Development District, Special Assessment, AMT, Series 2024, 5.40%, 05/01/2054	825,000	818,721
Gardens at Hammock Beach Community Development District, Assessment Area 1, Special Assessment, Series 2024-1, 5.38%, 05/01/2044	305,000	304,215
Assessment Area 1, Special Assessment, Series 2024-1, 5.65%, 05/01/2054	535,000	533,369
Assessment Area 2, Special Assessment, Series 2024-2, 5.00%, 05/01/2031	270,000	269,196
Assessment Area 2, Special Assessment, Series 2024-2, 5.60%, 05/01/2044	990,000	986,183
Assessment Area 2, Special Assessment, Series 2024-2, 5.88%, 05/01/2055	1,250,000	1,243,358
Golden Gem Community Development District, Special Assessment, Series 2024, 5.15%, 05/01/2031	535,000	540,224
Special Assessment, Series 2024, 5.70%, 05/01/2044	2,900,000	2,932,305

First Eagle Funds | Annual Report | October 31, 2024

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
Florida — 19.4% (continued)
Special Assessment, Series 2024, 6.00%, 05/01/2055	5,000,000	5,073,114
Gracewater Sarasota Community Development District, Assessments, Special Assessment, Series 2021, 3.35%, 05/01/2041	3,170,000	2,572,897
Assessments, Special Assessment, Series 2021, 4.00%, 05/01/2052	3,815,000	3,114,206
Gulfstream Polo Community Development District, Phase 2, Special Assessment, Series 2019, 4.38%, 11/01/2049	805,000	731,216
Halifax Hospital Medical Center, Obligated Group, Revenue, Series 2024, 4.25%, 06/01/2054	2,500,000	2,400,459
Hamilton Bluff Community Development District, Assessment Area 1, Special Assessment, Series 2024, 5.50%, 05/01/2044	1,360,000	1,372,738
Assessment Area 1, Special Assessment, Series 2024, 5.80%, 05/01/2054	2,000,000	2,015,567
Hammock Oaks Community Development District, Assessment Area 2, Special Assessment, Series 2024, 6.15%, 05/01/2054	1,250,000	1,272,459
Harvest Ridge Community Development District, Special Assessment, Series 2024, 5.38%, 05/01/2054 (f)	650,000	646,654
Hawthorne Mill North Community Development District, Assessment Area 2, Special Assessment, Series 2024, 5.20%, 05/01/2044 (b)	1,000,000	995,339
Assessment Area 2, Special Assessment, Series 2024, 5.50%, 05/01/2054 (b)	1,400,000	1,396,251
Hickory Tree Community Development District, Assessment Area 1, Special Assessment, Series 2024, 5.45%, 05/01/2055	1,500,000	1,480,112
Highland Trails Community Development District, Assessments, Special Assessment, Series 2024, 5.85%, 05/01/2054	880,000	892,622
Hillcrest Community Development District, Special Assessment, Series 2018, 5.00%, 11/01/2048	300,000	299,880
Hills of Minneola Community Development District, North Parcel Assessment Area 1, Special Assessment, Series 2024, 5.55%, 05/01/2044	650,000	660,516

First Eagle Funds | Annual Report | October 31, 2024

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
Florida — 19.4% (continued)
North Parcel Assessment Area 1, Special Assessment, Series 2024, 5.88%, 05/01/2054	1,000,000	1,015,936
South Parcel Assessment Area, Special Assessment, Series 2020, 4.00%, 05/01/2050 (b)	3,000,000	2,536,350
South Parcel Assessment Area Phase 2, Special Assessment, Series 2021, 4.00%, 05/01/2052	1,900,000	1,587,865
Hillsborough County Aviation Authority, Revenue, AMT, Series 2024 B, 5.50%, 10/01/2049 (g)	10,000,000	10,992,213
Revenue, AMT, Series 2024 B, 5.50%, 10/01/2054 (g)	25,345,000	27,666,957
Hobe-St. Lucie Conservancy District, Unit of Development No. 1A, Special Assessment, Series 2024, 5.60%, 05/01/2044	1,900,000	1,958,449
Unit of Development No. 1A, Special Assessment, Series 2024, 5.88%, 05/01/2055	2,690,000	2,766,716
Hyde Park Community Development District No. 1, Assessments, Special Assessment, Series 2024 A, 4.75%, 05/01/2031	295,000	294,818
Assessments, Special Assessment, Series 2024 A, 5.35%, 05/01/2044	425,000	424,975
Assessments, Special Assessment, Series 2024 A, 5.63%, 05/01/2055	685,000	685,011
Assessments, Special Assessment, Series 2024 B, 5.25%, 05/01/2034	1,705,000	1,702,345
Lake Hideaway Community Development District, Assessment Area 1, Special Assessment, Series 2024, 5.65%, 05/01/2044	2,000,000	2,008,458
Assessment Area 1, Special Assessment, Series 2024, 5.90%, 05/01/2054	2,750,000	2,751,425
Lake Mattie Preserve Community Development District, Special Assessment, Series 2024, 5.85%, 05/01/2054	570,000	572,770
Lakes of Sarasota Community Development District, Assessments, Special Assessment, Series 2024 A, 5.30%, 05/01/2044	425,000	422,915
Assessments, Special Assessment, Series 2024 A, 5.60%, 05/01/2055	685,000	681,936
Assessments, Special Assessment, Series 2024 B, 5.25%, 05/01/2034	2,325,000	2,321,559

First Eagle Funds | Annual Report | October 31, 2024

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
Florida — 19.4% (continued)
Lakewood Ranch Stewardship District, Special Assessment, Series 2024, 5.25%, 05/01/2044 (f)(h)	585,000	585,000
Special Assessment, Series 2024, 5.30%, 05/01/2044	485,000	489,990
Special Assessment, Series 2024, 5.55%, 05/01/2054	530,000	534,220
Special Assessment, Series 2024, 5.50%, 05/01/2055 (f)(h)	765,000	761,603
Assessment Star Farms Phase 1/2, Special Assessment, Series 2021, 4.00%, 05/01/2052	430,000	363,415
Assessments, Special Assessment, Series 2015, 4.88%, 05/01/2045	160,000	159,532
Landings Community Development District, Special Assessment, Series 2024, 5.00%, 05/01/2031	275,000	275,767
Special Assessment, Series 2024, 5.50%, 05/01/2044	1,030,000	1,033,564
Special Assessment, Series 2024, 5.80%, 05/01/2055	855,000	859,234
Liberty Cove Community Development District, Assessment Area 1, Special Assessment, Series 2024, 4.80%, 05/01/2031	340,000	339,415
Assessment Area 1, Special Assessment, Series 2024, 5.38%, 05/01/2044	1,085,000	1,075,204
Assessment Area 1, Special Assessment, Series 2024, 5.70%, 05/01/2054	2,000,000	1,994,450
Live Oak Lake Community Development District, Assessments, Special Assessment, Series 2020, 4.40%, 05/01/2040	1,600,000	1,455,926
Assessments, Special Assessment, Series 2020, 4.60%, 05/01/2051	5,000,000	4,465,834
Longleaf Community Development District, Neighborhood 4 Assessment Area 1, Special Assessment, Series 2024, 5.75%, 05/01/2054 (b)	1,000,000	1,023,300
Neighborhood 4 Assessment Area 2, Special Assessment, Series 2024 A, 5.20%, 05/01/2044	700,000	685,026
Neighborhood 4 Assessment Area 2, Special Assessment, Series 2024 A, 5.45%, 05/01/2055	1,150,000	1,118,069

First Eagle Funds | Annual Report | October 31, 2024

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
Florida — 19.4% (continued)
Los Cayos Community Development District, Special Assessment, Series 2024, 5.55%, 06/15/2054	800,000	809,360
LT Ranch Community Development District, Assessments, Special Assessment, Series 2019, 4.00%, 05/01/2050	1,000,000	852,306
Phase IIB Assessment Area, Special Assessment, Series 2024, 5.50%, 05/01/2044	275,000	280,052
Phase IIB Assessment Area, Special Assessment, Series 2024, 5.85%, 05/01/2054	1,000,000	1,018,038
LTC Ranch West Residential Community Development District, Assessment Area 2, Special Assessment, Series 2024 AA-2, 6.00%, 05/01/2054	605,000	611,396
Assessment Area 3, Special Assessment, Series 2024 AA-3, 6.05%, 05/01/2054	1,405,000	1,425,002
Assessment Area 4, Special Assessment, Refunding, Series 2024 AA-4, 5.38%, 05/01/2044	1,000,000	997,542
Assessment Area 4, Special Assessment, Refunding, Series 2024 AA-4, 5.65%, 05/01/2054	1,250,000	1,244,167
Malabar Springs Community Development District, Assessment Area 1, Special Assessment, Series 2024, 5.20%, 05/01/2044	1,000,000	986,552
Assessment Area 1, Special Assessment, Series 2024, 5.50%, 05/01/2054	1,500,000	1,476,028
Marion Ranch Community Development District, Special Assessment, Series 2024, 5.70%, 05/01/2044	795,000	806,255
Special Assessment, Series 2024, 5.95%, 05/01/2054	1,375,000	1,394,261
Miami Health Facilities Authority, Miami Jewish Health Systems Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 07/01/2026	1,260,000	1,249,213
Miami Jewish Health Systems Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 07/01/2027	1,000,000	990,304
Middleton Community Development District A, Special Assessment, Series 2024, 4.55%, 05/01/2044	725,000	714,966
Special Assessment, Series 2024, 4.75%, 05/01/2055	2,100,000	2,063,851

First Eagle Funds | Annual Report | October 31, 2024

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
Florida — 19.4% (continued)
Mirada Community Development District, Assessment Area 3, Special Assessment, Refunding, Series 2024, 6.00%, 05/01/2055	2,000,000	2,022,744
Normandy Community Development District, Assessment Area 1, Special Assessment, Series 2024, 5.30%, 05/01/2044 (b)	1,500,000	1,468,055
Assessment Area 1, Special Assessment, Series 2024, 5.55%, 05/01/2054 (b)	2,500,000	2,430,688
North AR-1 Pasco Community Development District, Assessment Area 4, Special Assessment, Series 2024, 5.75%, 05/01/2054	1,085,000	1,093,713
Assessment Area 5, Special Assessment, Series 2024 A, 5.75%, 05/01/2044	1,500,000	1,521,712
Assessment Area 5, Special Assessment, Series 2024 A, 6.00%, 05/01/2054	2,000,000	2,032,882
Paddocks Community Development District, Assessments, Special Assessment, Series 2024, 5.13%, 05/01/2044 (b)	1,000,000	978,555
Assessments, Special Assessment, Series 2024, 5.45%, 05/01/2055 (b)	1,375,000	1,344,475
Palm Beach County Health Facilities Authority, Federation CCRC Operations Corp. Obligated Group, Revenue, Series 2020 A, 5.00%, 06/01/2055	145,000	141,684
Lifespace Communities, Inc. Obligated Group, Revenue, Series 2016 B, 5.00%, 05/15/2047	925,000	924,993
Lifespace Communities, Inc. Obligated Group, Revenue, Series 2019 B, 4.00%, 05/15/2053	150,000	124,565
Lifespace Communities, Inc. Obligated Group, Revenue, Series 2019 B, 5.00%, 05/15/2053	2,175,000	2,129,947
Lifespace Communities, Inc. Obligated Group, Revenue, Refunding, Series 2023 C, 7.50%, 05/15/2053	965,000	1,090,436
Palm Coast Park Community Development District, Sawmill Branch — Phase 7, Special Assessment, Series 2024, 5.00%, 05/01/2044	1,270,000	1,246,618
Sawmill Branch — Phase 7, Special Assessment, Series 2024, 5.30%, 05/01/2055	1,935,000	1,897,485
Parker Pointe Community Development District, Special Assessment, Series 2024, 5.50%, 05/01/2044	700,000	704,687

First Eagle Funds | Annual Report | October 31, 2024

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
Florida — 19.4% (continued)
Special Assessment, Series 2024, 5.75%, 05/01/2054	1,000,000	1,004,356
Parker Road Community Development District, Assessment Area, Special Assessment, Refunding, Series 2020, 4.10%, 05/01/2050	2,000,000	1,580,255
Parrish Lakes Community Development District, Assessment Area 3, Special Assessment, Series 2024, 5.50%, 05/01/2044	1,555,000	1,554,781
Assessment Area 3, Special Assessment, Series 2024, 5.80%, 05/01/2054	2,000,000	1,999,872
Parrish Lakes II Community Development District, Assessment Area 1, Special Assessment, Series 2024, 5.13%, 05/01/2044	3,000,000	2,936,019
Assessment Area 1, Special Assessment, Series 2024, 5.45%, 05/01/2054	5,000,000	4,891,060
Parrish Plantation Community Development District, Assessment Area 3, Special Assessment, Series 2024, 5.80%, 05/01/2044	700,000	716,273
Assessment Area 3, Special Assessment, Series 2024, 6.05%, 05/01/2054	1,545,000	1,583,928
Peace Creek Village Community Development District, Special Assessment, Series 2024, 5.75%, 05/01/2054	905,000	914,709
Peace Crossing Community Development District, Assessment Area 1, Special Assessment, Series 2024, 5.70%, 05/01/2044 (f)	2,820,000	2,773,792
Assessment Area 1, Special Assessment, Series 2024, 6.00%, 05/01/2054 (f)	4,000,000	3,922,655
Pine Island Community Development District, Special Assessment, Series 2004, 5.75%, 05/01/2035	2,300,000	2,310,509
Pioneer Ranch Community Development District, Special Assessment, Series 2024, 5.00%, 05/01/2044 (b)	1,000,000	970,987
Special Assessment, Series 2024, 5.30%, 05/01/2055 (b)	1,250,000	1,206,131
Preston Cove Community Development District, Assessments, Special Assessment, Series 2022, 4.13%, 05/01/2052	1,870,000	1,572,152
Regal Village Community Development District, Special Assessment, Series 2024, 5.50%, 05/01/2054	725,000	730,220

First Eagle Funds | Annual Report | October 31, 2024

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
Florida — 19.4% (continued)
River Hall Community Development District, Assessment Area 3, Special Assessment, Series 2020 A, 3.88%, 05/01/2051	3,690,000	3,012,594
Rivers Edge II Community Development District, Special Assessment, Series 2021, 4.00%, 05/01/2051	910,000	754,699
Rivers Edge III Community Development District, Assessments, Special Assessment, Series 2024, 5.65%, 05/01/2044	1,665,000	1,691,924
Assessments, Special Assessment, Series 2024, 5.95%, 05/01/2055	2,225,000	2,260,423
Rookery Community Development District, Assessment Area 1, Special Assessment, Series 2024, 5.00%, 05/01/2044	800,000	779,584
Assessment Area 1, Special Assessment, Series 2024, 5.35%, 05/01/2055	1,500,000	1,464,909
Rustic Oaks Community Development District, Assessments, Special Assessment, Series 2022, 3.45%, 05/01/2042	2,000,000	1,663,015
Rye Crossing Community Development District, Assessment Area 2, Special Assessment, Series 2024, 5.00%, 05/01/2044	650,000	637,300
Assessment Area 2, Special Assessment, Series 2024, 5.25%, 05/01/2054	710,000	693,337
Saltleaf Community Development District, Assessments, Special Assessment, Series 2024, 5.63%, 05/01/2044	3,250,000	3,273,917
Assessments, Special Assessment, Series 2024, 6.00%, 05/01/2056	3,000,000	3,045,148
Savanna Lakes Community Development District, Assessment Area 2, Special Assessment, Series 2024, 5.25%, 06/15/2044	625,000	623,319
Assessment Area 2, Special Assessment, Series 2024, 5.50%, 06/15/2054	750,000	747,604
Sawgrass Village Community Development District, Assessment Area 3, Special Assessment, Series 2024, 5.55%, 05/01/2044 (b)	700,000	707,204
Assessment Area 3, Special Assessment, Series 2024, 5.88%, 05/01/2054 (b)	1,380,000	1,396,741
Seagrove Community Development District, Special Assessment, Series 2024, 4.88%, 06/15/2044	750,000	737,329

First Eagle Funds | Annual Report | October 31, 2024

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
Florida — 19.4% (continued)
Special Assessment, Series 2024, 5.20%, 06/15/2054	1,250,000	1,233,036
Seminole Palms Community Development District, Assessment Area 2, Special Assessment, Series 2024, 5.20%, 05/01/2044 (b)	1,250,000	1,229,694
Assessment Area 2, Special Assessment, Series 2024, 5.50%, 05/01/2055 (b)	1,750,000	1,720,370
Shadowlawn Community Development District, Special Assessment, Series 2024, 5.50%, 05/01/2044	1,585,000	1,594,073
Special Assessment, Series 2024, 5.85%, 05/01/2054	1,500,000	1,508,465
Silver Oaks Community Development District, Special Assessment, Series 2024, 5.85%, 05/01/2054	1,500,000	1,523,859
Silverlake Community Development District, Assessment Area 2, Special Assessment, Series 2024, 5.38%, 05/01/2044	505,000	509,033
Six Mile Creek Community Development District, Assessment Area 2, Special Assessment, Refunding, Series 2021, 4.00%, 05/01/2052	2,255,000	1,878,822
Project Area, Special Assessment, Series 2024, 5.10%, 05/01/2044	625,000	612,325
Project Area, Special Assessment, Series 2024, 5.38%, 05/01/2055	1,000,000	975,417
Solaeris Community Development District, Assessment Area 1, Special Assessment, Series 2024, 5.20%, 05/01/2031	500,000	504,381
Assessment Area 1, Special Assessment, Series 2024, 6.00%, 05/01/2044	1,790,000	1,839,942
Assessment Area 1, Special Assessment, Series 2024, 6.25%, 05/01/2055	2,750,000	2,807,188
Somerset Bay Community Development District, Assessment Area 1, Special Assessment, Series 2024, 5.63%, 05/01/2044 (b)	920,000	926,006
Assessment Area 1, Special Assessment, Series 2024, 5.90%, 05/01/2054 (b)	1,405,000	1,414,045
Southern Groves Community Development District No. 5, Assessment Area, Special Assessment, Series 2024, 5.45%, 05/01/2044	1,350,000	1,367,780
Assessment Area, Special Assessment, Series 2024, 5.70%, 05/01/2050	1,035,000	1,048,469

First Eagle Funds | Annual Report | October 31, 2024

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
Florida — 19.4% (continued)
Southshore Bay Community Development District, Assessment Area 2, Special Assessment, Series 2024, 5.38%, 05/01/2044	675,000	675,940
Assessment Area 2, Special Assessment, Series 2024, 5.63%, 05/01/2054	930,000	931,287
St. Johns County Industrial Development Authority, Presbyterian Retirement Communities, Inc. Obligated Group, Revenue, Refunding, Series 2020 A, 4.00%, 08/01/2055	2,325,000	2,004,431
Summit View Community Development District, Assessment Area 2, Special Assessment, Series 2024, 5.63%, 05/01/2044	1,025,000	1,032,353
Assessment Area 2, Special Assessment, Series 2024, 6.00%, 05/01/2054	1,425,000	1,438,159
Talavera Community Development District, Assessments, Special Assessment, Series 2019, 3.50%, 05/01/2025	95,000	94,682
Tern Bay Community Development District, Special Assessment, Series 2022, 4.00%, 06/15/2052	9,260,000	7,771,780
Timber Creek Southwest Community Development District, Assessment Area 2, Special Assessment, Series 2021, 3.30%, 12/15/2041	2,175,000	1,791,442
Tolomato Community Development District, Assessment Area, Special Assessment, Series 2024, 4.80%, 05/01/2044	880,000	854,866
Assessment Area, Special Assessment, Series 2024, 5.13%, 05/01/2054	885,000	857,966
Triple Creek Community Development District, Assessment Area, Special Assessment, Series 2019 A, 4.75%, 05/01/2050	325,000	306,373
Villages Q & R Assessment Area, Special Assessment, Series 2021, 4.00%, 11/01/2051 (b)	850,000	703,454
Twisted Oaks Pointe Community Development District, Assessment Area 3, Special Assessment, Series 2024, 5.63%, 05/01/2044	1,065,000	1,078,065
Assessment Area 3, Special Assessment, Series 2024, 6.00%, 05/01/2055	1,375,000	1,394,590
Two Rivers West Community Development District, Special Assessment, Series 2024, 5.63%, 05/01/2044 (b)	750,000	754,303

First Eagle Funds | Annual Report | October 31, 2024

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
Florida — 19.4% (continued)
Special Assessment, Series 2024, 5.88%, 05/01/2054 (b)	1,250,000	1,257,059
Veranda Community Development District II, Assessment Area 4, Special Assessment, Refunding, Series 2021, 4.00%, 05/01/2051 (b)	185,000	153,567
Assessment Area 5 Phase 2, Special Assessment, Refunding, Series 2024, 5.63%, 05/01/2054	1,000,000	1,014,115
Verano No. 2 Community Development District, Pod D, Special Assessment, Series 2024, 5.80%, 05/01/2054	1,000,000	1,012,172
Village Community Development District No. 13, Phase III, Special Assessment, Series 2021, 3.25%, 05/01/2052	1,740,000	1,334,262
Village Community Development District No. 15, Special Assessment, Series 2024, 4.55%, 05/01/2044 (b)	1,100,000	1,101,192
Special Assessment, Series 2024, 4.80%, 05/01/2055 (b)	1,250,000	1,247,435
Villages of Westport Community Development District, Assessments, Special Assessment, Series 2005 A, 5.70%, 05/01/2035	3,035,000	3,048,737
Villamar Community Development District, Assessment Area 6, Special Assessment, Series 2024, 5.75%, 05/01/2054	1,000,000	1,021,065
Waterford Community Development District, Assessment Area 2, Special Assessment, Series 2024, 5.20%, 05/01/2044	650,000	636,094
Assessment Area 2, Special Assessment, Series 2024, 5.45%, 05/01/2054	900,000	877,008
West Villages Improvement District, Unit of Development No. 10 Assessment Area 1, Special Assessment, Series 2024, 5.38%, 05/01/2044	1,000,000	1,006,818
Unit of Development No. 10 Assessment Area 1, Special Assessment, Series 2024, 5.63%, 05/01/2054	1,500,000	1,504,618
Unit of Development No. 7, Special Assessment, Series 2019, 5.00%, 05/01/2050	2,500,000	2,446,124
Unit of Development No. 8, Special Assessment, Series 2021, 3.50%, 05/01/2041	2,500,000	2,082,798

First Eagle Funds | Annual Report | October 31, 2024

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
Florida — 19.4% (continued)
Westside Haines City Community Development District, Assessment Area 2, Special Assessment, Series 2024, 6.00%, 05/01/2054	2,500,000	2,543,003
Willowbrook Community Development District, Assessment Area 1, Special Assessment, Series 2024, 5.63%, 05/01/2044	750,000	755,255
Assessment Area 1, Special Assessment, Series 2024, 5.90%, 05/01/2055	1,100,000	1,107,216
Windsor Cay Community Development District, Assessment Area 1, Special Assessment, Series 2024, 5.75%, 05/01/2054	1,000,000	1,012,199
Wiregrass Community Development District, Assessment Area 2, Special Assessment, Series 2016, 5.00%, 05/01/2047	1,020,000	1,015,525
Yarborough Lane Community Development District, Yarborough Lane Community Development District Series 2024 Special Assessment, Special Assessment, Series 2024, 5.35%, 05/01/2044 (b)	780,000	776,287
Yarborough Lane Community Development District Series 2024 Special Assessment, Special Assessment, Series 2024, 5.60%, 05/01/2055 (b)	1,620,000	1,610,704
		816,056,980
Georgia — 5.9%
Atlanta Development Authority (The), City of Atlanta Westside Tax Allocation District Gulch Area, Tax Allocation, Series 2024 A-2, 5.50%, 04/01/2039 (b)	30,425,000	30,838,391
City of Atlanta Westside Tax Allocation District Gulch Area, Revenue, Series 2024-1, Class A, 0.00%, 12/15/2048 (b)	123,635,000	103,244,362
Atlanta Urban Residential Finance Authority, Flats at Stone Hogan LP, Revenue, FNMA Insured, Series 2024 A, 4.37%, 05/01/2044	5,000,000	5,016,537
DeKalb County Development Authority, GLOBE Academy, Inc. (The), Revenue, Series 2024 A, 5.00%, 06/01/2055	500,000	493,226
GLOBE Academy, Inc. (The), Revenue, Series 2024 A, 5.00%, 06/01/2063	1,320,000	1,274,574
Development Authority of Bulloch County, Charter Conservatory for Liberal Arts & Technology, Inc., Revenue, Series 2024 A, 6.75%, 06/15/2064 (b)	3,225,000	3,297,882

First Eagle Funds | Annual Report | October 31, 2024

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
Georgia — 5.9% (continued)
Charter Conservatory for Liberal Arts & Technology, Inc., Revenue, Series 2024 B, 7.50%, 06/15/2031 (b)	265,000	262,692
Development Authority of Lagrange, LaGrange College Obligated Group, Revenue, Refunding, Series 2021 A, 5.00%, 10/15/2052	14,550,000	12,975,745
Development Authority of The City of Marietta, Life University, Inc., Revenue, Refunding, Series 2017 A, 5.00%, 11/01/2047 (b)	10,000,000	9,889,921
Fulton County Residential Care Facilities for the Elderly Authority, All Saints-St. Luke's Episcopal Home for the Retired Obligated Group, Revenue, Refunding, Series 2019 A, 5.00%, 04/01/2047 (b)	3,540,000	3,465,571
All Saints-St. Luke's Episcopal Home for the Retired Obligated Group, Revenue, Refunding, Series 2019 A, 5.00%, 04/01/2054 (b)	2,415,000	2,314,817
All Saints-St. Luke's Episcopal Home for the Retired Obligated Group, Revenue, Series 2021 A, 4.00%, 04/01/2041 (b)	4,000,000	3,669,523
All Saints-St. Luke's Episcopal Home for the Retired Obligated Group, Revenue, Series 2021 A, 4.00%, 04/01/2051 (b)	17,500,000	14,725,030
All Saints-St. Luke's Episcopal Home for the Retired Obligated Group, Revenue, Series 2021 A, 4.00%, 04/01/2056 (b)	3,615,000	2,957,016
Gainesville & Hall County Hospital Authority, Northeast Georgia Health System Obligated Group, Revenue, Series 2021 A, 2.50%, 02/15/2051	1,350,000	897,125
George L Smith II Congress Center Authority, Signia Hotel Management LLC, Revenue, Second Tier, Series 2021 B, 5.00%, 01/01/2054 (b)	14,900,000	14,027,176
Georgia Housing & Finance Authority, Revenue, Refunding, Series 2024 C, 4.40%, 12/01/2044 (g)	4,500,000	4,476,269
Revenue, Refunding, Series 2024 C, 4.55%, 12/01/2049 (g)	27,010,000	26,960,079
Revenue, Refunding, Series 2024 C, 4.60%, 12/01/2054 (g)	12,750,000	12,724,611

First Eagle Funds | Annual Report | October 31, 2024

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
Georgia — 5.9% (continued)
Oconee County Industrial Development Authority, Westminster Presbyterian Homes Obligated Group, Revenue, Series 2018 A-1, 6.25%, 12/01/2048	3,000,000	3,028,881
Westminster Presbyterian Homes Obligated Group, Revenue, Series 2018 A-1, 6.38%, 12/01/2053	3,000,000	3,030,411
		259,569,839
Guam — 0.0% (a)
Port Authority of Guam, Revenue, Series 2018 A, 5.00%, 07/01/2048	1,050,000	1,058,856
Territory of Guam, Section 30, Revenue, Refunding, Series 2016 A, 5.00%, 12/01/2024	10,000	10,007
		1,068,863
Hawaii — 0.2%
State of Hawaii Department of Budget & Finance, Hawai`i Pacific University, Revenue, Refunding, Series 2024, 5.00%, 07/01/2034 (b)	3,000,000	3,069,302
Hawai`i Pacific University, Revenue, Refunding, Series 2024, 5.00%, 07/01/2039 (b)	2,780,000	2,784,246
Hawai`i Pacific University, Revenue, Refunding, Series 2024, 5.13%, 07/01/2043 (b)	2,500,000	2,452,378
		8,305,926
Idaho — 0.4%
Avimor Community Infrastructure District No. 1, Assessment Area 5, Special Assessment, Series 2024, 5.88%, 09/01/2053 (b)	2,550,000	2,634,672
Assessment Area 6, Special Assessment, Series 2024 B, 5.50%, 09/01/2053 (b)	3,000,000	3,016,261
Spring Valley Community Infrastructure District No. 1, Assessment Area 1, Special Assessment, Series 2021, 3.75%, 09/01/2051 (b)	1,413,000	1,294,274
Assessment Area 2, Special Assessment, Series 2024, 6.25%, 09/01/2053 (b)	9,000,000	9,448,518
		16,393,725
Illinois — 3.3%
Bellwood Municipal Housing Corp., Village of Bellwood, Revenue, Series 2024, 6.38%, 12/01/2059 (b)	8,450,000	8,369,863

First Eagle Funds | Annual Report | October 31, 2024

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
Illinois — 3.3% (continued)
Chicago Board of Education, GO, Series 2012 A, 5.00%, 12/01/2042	2,885,000	2,831,163
GO, Series 2017 H, 5.00%, 12/01/2046	16,525,000	16,135,418
GO, Series 2018 D, 5.00%, 12/01/2046	17,665,000	17,248,542
GO, Series 2022 A, 5.00%, 12/01/2047	1,000,000	983,872
Chicago O'Hare International Airport, Revenue, Senior Lien, AMT, Series 2024 A, 5.50%, 01/01/2059	10,000,000	10,749,824
Revenue, Senior Lien, Series 2024 B, 5.50%, 01/01/2059	2,500,000	2,740,596
City of Harvey, GO, Refunding, Series 2023 A, 4.50%, 01/01/2054	1,575,000	1,180,690
Illinois Finance Authority, Benedictine University, Revenue, Refunding, Series 2017, 5.00%, 10/01/2038	5,320,000	4,734,846
Bradley University, Revenue, Refunding, Series 2021 A, 4.00%, 08/01/2051	4,750,000	4,002,466
Columbia College Chicago, Revenue, Series 2019, 5.00%, 12/01/2029	2,055,000	2,059,487
Columbia College Chicago, Revenue, Series 2019, 5.00%, 12/01/2044	2,175,000	2,024,801
Illinois Institute of Technology, Revenue, Refunding, Series 2019, 4.00%, 09/01/2037	350,000	301,537
Illinois Institute of Technology, Revenue, Refunding, Series 2019, 5.00%, 09/01/2040	250,000	233,964
OSF Healthcare System Obligated Group, Revenue, Refunding, Series 2020 B-1, 5.00%, 11/15/2024 (c)(d)	4,000,000	4,002,022
Plymouth Place Obligated Group, Revenue, Refunding, Series 2021 A, 5.00%, 05/15/2036	325,000	325,858
Plymouth Place Obligated Group, Revenue, Refunding, Series 2021 A, 5.00%, 05/15/2051	410,000	374,675
Plymouth Place Obligated Group, Revenue, Refunding, Series 2021 A, 5.00%, 05/15/2056	1,255,000	1,123,838
Plymouth Place Obligated Group, Revenue, Series 2022 A, 6.63%, 05/15/2052	1,085,000	1,166,858

First Eagle Funds | Annual Report | October 31, 2024

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
Illinois — 3.3% (continued)
Roosevelt University, Revenue, Refunding, Series 2018 B, 6.00%, 04/01/2038 (b)	1,290,000	1,301,886
Washington and Jane Smith Community — Orland Park, Revenue, Refunding, Series 2022, 4.00%, 10/15/2027	485,000	473,171
Washington and Jane Smith Community — Orland Park, Revenue, Refunding, Series 2022, 4.00%, 10/15/2028	670,000	647,731
Washington and Jane Smith Community — Orland Park, Revenue, Refunding, Series 2022, 4.00%, 10/15/2029	1,050,000	1,005,113
Washington and Jane Smith Community — Orland Park, Revenue, Refunding, Series 2022, 4.00%, 10/15/2030	725,000	686,864
Washington and Jane Smith Community — Orland Park, Revenue, Refunding, Series 2022, 4.00%, 10/15/2037	6,000,000	5,389,780
Westminster Village, Inc. Obligated Group, Revenue, Refunding, Series 2018 A, 5.25%, 05/01/2038	2,165,000	2,171,792
Westminster Village, Inc. Obligated Group, Revenue, Refunding, Series 2018 A, 5.00%, 05/01/2048	4,030,000	3,658,000
Southwestern Illinois Development Authority, United States Steel Corp., Revenue, AMT, Series 2012, 5.75%, 08/01/2042	2,000,000	2,001,727
State of Illinois, GO, Series 2024 C, 4.00%, 10/01/2048	10,000,000	9,257,812
Upper Illinois River Valley Development Authority, Northern Kane Educational Corp., Revenue, Refunding, Series 2017 A, 5.25%, 12/01/2047 (b)	2,000,000	1,909,814
Village of Bellwood, Tax Allocation, Series 2024, 5.00%, 12/01/2050	6,750,000	6,830,357
Village of Lincolnwood, North Lincoln Redevelopment Project Area, COP, Series 2021 A, 4.82%, 01/01/2041 (b)	6,040,000	5,782,283
Village of Rantoul, Evans Road Redevelopment Area, Tax Allocation, Refunding, Series 2024, 5.25%, 12/01/2033 (b)	6,795,000	6,787,152

First Eagle Funds | Annual Report | October 31, 2024

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
Illinois — 3.3% (continued)
Village of Romeoville, Lewis University, Revenue, Refunding, Series 2018 B, 4.13%, 10/01/2041	4,940,000	4,333,825
Lewis University, Revenue, Refunding, Series 2018 B, 4.13%, 10/01/2046	2,525,000	2,128,502
Western Illinois Economic Development Authority, Memorial Hospital Association, Revenue, Refunding, Series 2016, 4.00%, 06/01/2036	1,500,000	1,344,424
		136,300,553
Indiana — 1.9%
Indiana Finance Authority, Lutheran University Association, Inc. (The), Revenue, Series 2014, 5.00%, 10/01/2039	750,000	750,115
Rock Creek Community Academy, Inc., Revenue, Series 2018 A, 5.88%, 07/01/2038 (b)	1,800,000	1,826,025
Indiana Housing & Community Development Authority, Revenue, GNMA Insured, Series 2024 C-1, 4.70%, 07/01/2049	16,030,000	16,179,914
Revenue, GNMA Insured, Series 2024 C-1, 4.80%, 07/01/2054	3,890,000	3,915,724
Revenue, Refunding, GNMA Insured, Series 2024 D-1, 4.55%, 07/01/2044 (f)(g)	11,235,000	11,279,391
Revenue, Refunding, GNMA Insured, Series 2024 D-1, 4.70%, 07/01/2049 (f)(g)	15,760,000	15,734,871
Revenue, Refunding, GNMA Insured, Series 2024 D-1, 4.75%, 07/01/2054 (f)(g)	28,130,000	28,081,392
Town of Whiteland, Patch Economic Development Area, Tax Allocation, Series 2022 A, 5.75%, 09/01/2047 (b)	1,125,000	1,092,607
Patch Economic Development Area, Tax Allocation, Series 2024 A, 6.13%, 03/01/2049 (b)	2,725,000	2,746,858
		81,606,897
Iowa — 1.7%
Crawford County Memorial Hospital, Inc., Revenue, Series 2024, 5.00%, 06/15/2027	1,515,000	1,536,551
Iowa Finance Authority, Revenue, GNMA Insured, Series 2024 E, 4.60%, 07/01/2049	2,625,000	2,641,516
Revenue, GNMA Insured, Series 2024 E, 4.63%, 07/01/2054	5,000,000	5,004,792

First Eagle Funds | Annual Report | October 31, 2024

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
Iowa — 1.7% (continued)
Revenue, GNMA Insured, Series 2024 G, 4.35%, 07/01/2044 (f)	7,820,000	7,750,114
Revenue, GNMA Insured, Series 2024 G, 4.50%, 07/01/2049 (f)	9,440,000	9,424,688
Revenue, GNMA Insured, Series 2024 G, 4.55%, 07/01/2052 (f)	3,870,000	3,802,112
Lifespace Communities, Inc. Obligated Group, Revenue, Series 2016 A, 5.00%, 05/15/2041	6,385,000	6,400,871
Lifespace Communities, Inc. Obligated Group, Revenue, Series 2016 A, 5.00%, 05/15/2047	4,000,000	3,999,970
Lifespace Communities, Inc. Obligated Group, Revenue, Series 2018 A, 5.00%, 05/15/2043	2,160,000	2,166,124
Lifespace Communities, Inc. Obligated Group, Revenue, Series 2018 A, 5.00%, 05/15/2048	17,790,000	17,718,883
Lifespace Communities, Inc. Obligated Group, Revenue, Series 2019 A-1, 5.00%, 05/15/2055	7,065,000	6,882,460
Lifespace Communities, Inc. Obligated Group, Revenue, Refunding, Series 2021 A, 4.00%, 05/15/2029	1,000,000	990,424
Lifespace Communities, Inc. Obligated Group, Revenue, Refunding, Series 2021 A, 4.00%, 05/15/2053	1,500,000	1,245,649
Iowa Student Loan Liquidity Corp., Revenue, AMT, Series 2024 C, 5.00%, 12/01/2054	2,500,000	2,398,649
		71,962,803
Kansas — 0.6%
City of Colby, Citizens Medical Center, Inc., Revenue, Series 2024, 5.50%, 07/01/2026	7,000,000	7,020,895
City of Wichita, Presbyterian Manors Obligated Group, Revenue, Refunding, Series 2019 III, 5.00%, 05/15/2050	335,000	300,374
Presbyterian Manors Obligated Group, Revenue, Refunding, Series 2024 VIII, 5.75%, 05/15/2045	1,000,000	1,019,898
Presbyterian Manors Obligated Group, Revenue, Refunding, Series 2024 VIII, 5.88%, 05/15/2050	1,000,000	1,014,254

First Eagle Funds | Annual Report | October 31, 2024

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
Kansas — 0.6% (continued)
Wyandotte County-Kansas City Unified Government, Sales Tax, Tax Allocation, Refunding, Series 2022, 5.75%, 09/01/2039 (b)	2,500,000	2,546,943
Sales Tax, Revenue, Series 2024 A, 5.25%, 03/01/2046 (b)	10,230,000	9,766,014
		21,668,378
Kentucky — 0.2%
City of Campbellsville, Campbellsville University, Inc., Revenue, Refunding, Series 2017, 4.50%, 03/01/2047	840,000	714,350
Louisville/Jefferson County Metropolitan Government, Bellarmine University, Inc., Revenue, Refunding, Series 2015, 5.00%, 05/01/2027	500,000	498,469
Bellarmine University, Inc., Revenue, Refunding, Series 2015, 5.00%, 05/01/2031	1,790,000	1,770,008
Bellarmine University, Inc., Revenue, Refunding, Series 2015, 5.00%, 05/01/2040	1,210,000	1,134,580
Bellarmine University, Inc., Revenue, Refunding, Series 2017 A, 5.00%, 05/01/2033	2,270,000	2,232,992
Bellarmine University, Inc., Revenue, Refunding, Series 2017 A, 5.00%, 05/01/2036	2,715,000	2,634,220
		8,984,619
Louisiana — 3.4%
Calcasieu Parish Memorial Hospital Service District, Southwest Louisiana Healthcare System Obligated Group, Revenue, Refunding, Series 2019, 5.00%, 12/01/2034	250,000	251,539
Southwest Louisiana Healthcare System Obligated Group, Revenue, Refunding, Series 2019, 5.00%, 12/01/2039	8,305,000	8,160,481
Louisiana Local Government Environmental Facilities & Community Development Authority, Provident Group — ULM Properties LLC, Revenue, Series 2019 A, 5.00%, 07/01/2029 (b)	975,000	971,128
Provident Group — ULM Properties LLC, Revenue, Series 2019 A, 5.00%, 07/01/2039 (b)	2,900,000	2,735,590
Provident Group — ULM Properties LLC, Revenue, Series 2019 A, 5.00%, 07/01/2054 (b)	8,265,000	7,155,920
Louisiana Public Facilities Authority, Athlos Academy of Jefferson, Revenue, Series 2024 A, 7.38%, 06/01/2054 (b)	6,000,000	6,244,764

First Eagle Funds | Annual Report | October 31, 2024

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
Louisiana — 3.4% (continued)
Calcasieu Bridge Partners LLC, Revenue, Senior Lien, AMT, Series 2024, 5.50%, 09/01/2054	4,500,000	4,854,107
Calcasieu Bridge Partners LLC, Revenue, Senior Lien, AMT, Series 2024, 5.50%, 09/01/2059	15,000,000	15,996,435
Calcasieu Bridge Partners LLC, Revenue, Senior Lien, AMT, Series 2024, 5.75%, 09/01/2064	23,000,000	24,882,539
Calcasieu Bridge Partners LLC, Revenue, Senior Lien, AMT, Series 2024, 5.00%, 09/01/2066	44,745,000	45,648,084
Lake Charles Charter Academy Foundation, Inc., Revenue, Refunding, Series 2024 A, 5.00%, 12/15/2043 (b)	3,335,000	3,348,439
Lake Charles College Prep, Revenue, Series 2019 A, 5.00%, 06/01/2049 (b)	6,315,000	6,056,055
Lake Charles College Prep, Revenue, Series 2019 A, 5.00%, 06/01/2058 (b)	8,760,000	8,283,827
Parish of St. James, NuStar Logistics LP, Revenue, Series 2010, 6.35%, 07/01/2040 (b)	1,000,000	1,099,868
Plaquemines Port Harbor & Terminal District, Nola Terminal LLC, Revenue, AMT, Series 2024 A, 9.00%, 12/01/2044 (b)	5,000,000	5,089,707
		140,778,483
Maine — 1.0%
Maine Health & Higher Educational Facilities Authority, Eastern Maine Healthcare Systems Obligated Group, Revenue, Series 2016 A, 5.00%, 07/01/2046	8,000,000	7,887,061
Maine State Housing Authority, Revenue, Series 2024 D, 4.75%, 11/15/2054 (g)	8,750,000	8,748,675
Revenue, Series 2024 F, 4.55%, 11/15/2044 (f)(g)	5,600,000	5,622,010
Revenue, Series 2024 F, 4.70%, 11/15/2049 (f)(g)	9,410,000	9,421,424
Revenue, Series 2024 F, 4.75%, 11/15/2054 (f)(g)	8,000,000	8,009,716
		39,688,886
Maryland — 0.2%
City of Baltimore, Poppleton Development District, Tax Allocation, Series A, 5.38%, 06/01/2036	1,000,000	971,110

First Eagle Funds | Annual Report | October 31, 2024

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
Maryland — 0.2% (continued)
Poppleton Development District, Tax Allocation, Series A, 5.50%, 06/01/2043	1,450,000	1,411,889
County of Prince George's, Westphalia Town Center Development District, Tax Allocation, Series 2018, 5.25%, 07/01/2048 (b)	3,000,000	3,018,612
Maryland Economic Development Corp., PRG-Towson Place Properties LLC, Revenue, Senior Lien, Refunding, Series 2024 A-1, 5.00%, 06/01/2038	1,000,000	1,026,330
Maryland Health & Higher Educational Facilities Authority, Maryland Institute College of Art, Revenue, Refunding, Series 2024, 5.50%, 06/01/2047	1,830,000	1,921,909
		8,349,850
Massachusetts — 0.6%
Massachusetts Development Finance Agency, Ascentria Care Alliance Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 07/01/2056 (b)	2,310,000	1,938,780
CHF Merrimack, Inc., Revenue, Series 2024 A, 4.25%, 07/01/2034 (b)	500,000	505,508
CHF Merrimack, Inc., Revenue, Series 2024 A, 5.00%, 07/01/2044 (b)	1,000,000	1,034,818
CHF Merrimack, Inc., Revenue, Series 2024 A, 5.00%, 07/01/2054 (b)	1,200,000	1,222,029
CHF Merrimack, Inc., Revenue, Series 2024 A, 5.00%, 07/01/2060 (b)	1,100,000	1,111,719
Suffolk University, Revenue, Series 2021, 4.00%, 07/01/2051	2,675,000	2,227,338
Massachusetts Educational Financing Authority, Revenue, AMT, Series 2021 C, 3.00%, 07/01/2051	1,470,000	1,022,931
Revenue, AMT, Series 2022 C, 4.13%, 07/01/2052	1,000,000	859,855
Revenue, AMT, Refunding, Series 2024 D, 5.00%, 07/01/2054	14,855,000	14,673,221
		24,596,199
Michigan — 2.0%
Detroit Downtown Development Authority, Catalyst Development Area, Tax Allocation, Refunding, Series 2024, 5.00%, 07/01/2048	8,000,000	8,317,328
Flint Hospital Building Authority, Hurley Medical Center, Revenue, Series 2013 A, 5.25%, 07/01/2039	2,000,000	1,995,960

First Eagle Funds | Annual Report | October 31, 2024

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
Michigan — 2.0% (continued)
Hurley Medical Center, Revenue, Refunding, Series 2020, 4.00%, 07/01/2041	145,000	128,815
Kalamazoo Economic Development Corp., Heritage Community of Kalamazoo Obligated Group, Revenue, Refunding, Series 2019, 5.00%, 05/15/2042	425,000	410,121
Michigan Finance Authority, Albion College, Revenue, Refunding, Series 2022, 5.00%, 12/01/2027	5,000	4,190
Albion College, Revenue, Refunding, Series 2022, 5.00%, 12/01/2028	100,000	82,591
Albion College, Revenue, Refunding, Series 2022, 5.00%, 12/01/2029	525,000	427,414
Albion College, Revenue, Refunding, Series 2022, 5.00%, 12/01/2030	945,000	758,836
Albion College, Revenue, Refunding, Series 2022, 5.00%, 12/01/2031	685,000	542,333
Albion College, Revenue, Refunding, Series 2022, 5.00%, 12/01/2032	925,000	722,054
Albion College, Revenue, Refunding, Series 2022, 4.00%, 12/01/2034	650,000	492,759
Albion College, Revenue, Refunding, Series 2022, 4.00%, 12/01/2041	4,025,000	2,869,357
Albion College, Revenue, Refunding, Series 2022, 4.00%, 12/01/2051	1,710,000	1,144,767
Aquinas College, Revenue, Refunding, Series 2021, 4.00%, 05/01/2031	1,080,000	961,360
Hanley International Academy, Inc., Revenue, Refunding, Series 2021, 5.00%, 09/01/2040	2,000,000	1,980,410
Huron Academy, Revenue, Refunding, Series 2024, 5.00%, 10/01/2044 (f)	1,375,000	1,363,010
Huron Academy, Revenue, Refunding, Series 2024, 5.00%, 10/01/2054 (f)	2,000,000	1,925,027
Michigan State Housing Development Authority, Revenue, Series 2018 A, 4.15%, 10/01/2053	1,450,000	1,376,832
Revenue, Series 2021 A, 2.55%, 10/01/2051	3,005,000	1,994,488
Revenue, Series 2023 A, 5.10%, 10/01/2053	10,000,000	10,240,137
Revenue, Series 2024 A, 4.70%, 10/01/2054 (g)	1,485,000	1,517,302
Revenue, Series 2024 A, 4.75%, 10/01/2059 (g)	7,100,000	7,171,413

First Eagle Funds | Annual Report | October 31, 2024

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
Michigan — 2.0% (continued)
Revenue, Series 2024 A, 4.80%, 10/01/2064 (g)	11,880,000	11,964,725
Revenue, Series 2024 D, 4.45%, 12/01/2049 (g)	5,000,000	4,954,537
Revenue, Series 2024 D, 4.55%, 06/01/2055 (g)	21,360,000	21,079,007
Michigan Strategic Fund, United Methodist Retirement Communities, Inc. Obligated Group, Revenue, Refunding, Series 2020, 5.00%, 05/15/2044	1,000,000	931,609
Universal Academy, Revenue, Refunding, Series 2021, 4.00%, 12/01/2040	2,215,000	2,060,222
		87,416,604
Minnesota — 0.2%
City of Bethel, Spectrum Building Co., Revenue, Series 2024, 5.00%, 07/01/2059	1,750,000	1,730,539
City of Bethel Housing and Health Care Facilities, Second Century Housing & Owatonna Senior Living LLC Obligated Group, Revenue, Refunding, Series 2024 A, 6.13%, 03/01/2044	1,250,000	1,286,102
Second Century Housing & Owatonna Senior Living LLC Obligated Group, Revenue, Refunding, Series 2024 A, 6.13%, 03/01/2049	1,400,000	1,415,217
City of Cologne, Cologne Academy, Revenue, Series 2014 A, 5.00%, 07/01/2045	3,565,000	3,510,586
City of Marshall, Southwest & West Central Service Cooperatives, Revenue, Series 2024 A, 5.13%, 02/01/2041	675,000	682,956
Southwest & West Central Service Cooperatives, Revenue, Series 2024 A, 5.38%, 02/01/2045	725,000	734,496
		9,359,896
Mississippi — 0.8%
County of Hinds, COP, BAM Insured, Series 2024 A, 4.63%, 09/01/2054 (b)	10,600,000	10,467,441
Mississippi Home Corp., Revenue, GNMA Insured, Series 2024 E, 4.60%, 12/01/2049 (f)	7,630,000	7,685,324
Revenue, GNMA Insured, Series 2024 E, 4.65%, 12/01/2054 (f)	12,775,000	12,877,446
		31,030,211

First Eagle Funds | Annual Report | October 31, 2024

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
Missouri — 1.2%
Cape Girardeau County Industrial Development Authority, West Park Mall Redevelopment Area, Tax Allocation, Series 2024, 5.50%, 05/01/2044 (b)	3,570,000	3,420,218
West Park Mall Redevelopment Area, Tax Allocation, Series 2024, 5.75%, 05/01/2054 (b)	10,000,000	9,460,611
Citizens Memorial Hospital District, Revenue, Series 2024 D, 6.75%, 02/01/2053	575,000	568,328
Grindstone Plaza Transportation Development District, Revenue, Series 2006 A, 5.40%, 10/01/2026	250,000	249,992
Revenue, Series 2006 A, 5.50%, 10/01/2031	2,280,000	2,261,228
Revenue, Series 2006 A, 5.55%, 10/01/2036	1,840,000	1,776,530
Health & Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Obligated Group, Revenue, Refunding, Series 2019 C, 4.00%, 02/01/2048	1,000,000	900,400
Industrial Development Authority of the City of St. Louis Missouri (The), Revenue, Refunding, Series 2024 A, 4.88%, 06/15/2034	560,000	559,704
Revenue, Refunding, Series 2024 A, 5.75%, 06/15/2054	7,200,000	7,301,067
Kansas City Industrial Development Authority, City of Kansas City Historic Northeast Redevelopment Area, Revenue, Series 2024 A-1, 5.00%, 06/01/2046 (b)	1,875,000	1,851,614
City of Kansas City Historic Northeast Redevelopment Area, Revenue, Series 2024 A-1, 5.00%, 06/01/2054 (b)	3,000,000	2,905,377
Ward Parkway Center Community Improvement District, Revenue, Refunding, Series 2016 A, 5.00%, 04/01/2036 (b)	1,000,000	968,724
Ward Parkway Center Community Improvement District, Revenue, Refunding, Series 2016 A, 5.00%, 04/01/2046 (b)	1,100,000	1,006,700
Lees Summit Industrial Development Authority, John Knox Village Obligated Group, Revenue, Refunding, Series 2024 A, 5.25%, 08/15/2044	540,000	561,373
John Knox Village Obligated Group, Revenue, Refunding, Series 2024 A, 5.63%, 08/15/2054	1,940,000	2,020,745
John Knox Village Obligated Group, Revenue, Refunding, Series 2024 A, 5.75%, 08/15/2059	1,835,000	1,908,784

First Eagle Funds | Annual Report | October 31, 2024

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
Missouri — 1.2% (continued)
Missouri Housing Development Commission, Revenue, GNMA Insured, Series 2024 G, 4.35%, 11/01/2044	6,700,000	6,639,668
Revenue, GNMA Insured, Series 2024 G, 4.45%, 11/01/2049	2,000,000	1,981,917
Revenue, GNMA Insured, Series 2024 G, 4.50%, 11/01/2054	3,500,000	3,437,412
Rolla Industrial Development Authority, Westside Marketplace Redevelopment Project — RPA 1, Tax Allocation, Series 2017 A, 5.38%, 05/01/2044	860,000	849,879
St. Charles County Industrial Development Authority, Economic Development Council of St. Charles County Suemandy/Mid-Rivers Sales Tax, Revenue, Series 2016, 4.25%, 10/01/2034 (b)	1,320,000	1,161,768
Economic Development Council of St. Charles County Suemandy/Mid-Rivers Sales Tax, Revenue, Series 2016, 5.00%, 10/01/2046 (b)	3,775,000	3,185,081
		54,977,120
Montana — 0.0% (a)
Montana Facility Finance Authority, Montana Children's Home and Hospital, Revenue, Series 2020 A, 4.00%, 07/01/2040	50,000	40,452
Montana Children's Home and Hospital, Revenue, Series 2020 A, 4.00%, 07/01/2044	600,000	446,010
Montana Children's Home and Hospital, Revenue, Series 2020 A, 4.00%, 07/01/2050	760,000	525,525
		1,011,987
Nebraska — 0.1%
Nebraska Investment Finance Authority, Revenue, GNMA Insured, Series 2024 E, 4.80%, 09/01/2054	4,500,000	4,531,744
Nevada — 0.6%
City of Las Vegas, Special Improvement District No. 613, Special Assessment, Series 2024, 5.25%, 12/01/2047	550,000	558,532
Special Improvement District No. 613, Special Assessment, Series 2024, 5.50%, 12/01/2053	600,000	609,689

First Eagle Funds | Annual Report | October 31, 2024

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
Nevada — 0.6% (continued)
City of Sparks, Special Improvement District No. 1, Special Assessment, Series 2024, 5.13%, 06/01/2054 (f)	500,000	500,924
Nevada Housing Division, Revenue, Senior Lien, GNMA Insured, Series 2024 E, 4.70%, 10/01/2054	1,500,000	1,517,390
State of Nevada Department of Business & Industry, DesertXpress Enterprises LLC, Revenue, AMT, Series 2020 A-4, 8.13%, 8/15/2025 (c)(d)	23,000,000	23,701,431
		26,887,966
New Hampshire — 3.0%
New Hampshire Business Finance Authority, Revenue, Series 2024, 5.63%, 02/01/2030 (b)(f)	5,000,000	5,000,000
Revenue, Series 2024, 5.13%, 12/15/2030	8,000,000	7,906,225
Revenue, Series 2024, 5.30%, 12/01/2032 (b)	7,728,000	7,735,988
Revenue, Series 2024, 5.25%, 12/01/2035 (b)	35,000,000	34,310,626
Revenue, Series 2024, 5.38%, 12/15/2035 (b)	38,000,000	38,052,345
Ascentria Care Alliance Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2041 (b)	1,885,000	1,738,935
Ascentria Care Alliance Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2051 (b)	1,220,000	1,047,208
Ascentria Care Alliance Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2056 (b)	1,910,000	1,603,061
Brazoria-Fort Bend County Municipal Utility District No. 3, Revenue, Series 2024, 4.88%, 12/01/2033 (b)	8,000,000	7,935,935
Pennichuck Water Works, Inc., Revenue, AMT, Series 2024 A, 5.50%, 04/01/2043	200,000	209,424
Pennichuck Water Works, Inc., Revenue, AMT, Series 2024 A, 5.38%, 04/01/2049	295,000	300,451
Pennichuck Water Works, Inc., Revenue, AMT, Series 2024 A, 5.50%, 04/01/2054	275,000	280,143
Pennichuck Water Works, Inc., Revenue, AMT, Series 2024 A, 5.63%, 04/01/2059	350,000	359,211
Reworld Holding Corp., Revenue, Refunding, Series 2018 B, 4.63%, 11/01/2042 (b)	11,840,000	11,280,568
Reworld Holding Corp., Revenue, AMT, Refunding, Series 2018 C, 4.88%, 11/01/2042 (b)	3,805,000	3,769,894

First Eagle Funds | Annual Report | October 31, 2024

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
New Hampshire — 3.0% (continued)
Reworld Holding Corp., Revenue, Refunding, Series 2020 A, 3.63%, 7/2/2040 (b)(c)(d)	250,000	209,163
Reworld Holding Corp., Revenue, AMT, Refunding, Series 2020 B, 3.75%, 7/2/2040 (b)(c)(d)	5,000,000	4,226,348
New Hampshire Health and Education Facilities Authority, Catholic Medical Center Obligated Group, Revenue, Series 2017, 3.50%, 07/01/2034	20,000	17,854
New Hampshire Health and Education Facilities Authority Act, Catholic Medical Center Obligated Group, Revenue, Series 2017, 3.75%, 07/01/2040	1,325,000	1,116,792
Catholic Medical Center Obligated Group, Revenue, Series 2017, 5.00%, 07/01/2044	40,000	39,788
New Hampshire Municipal Bond Bank, Revenue, Series 2022 A, 2.50%, 02/15/2047	185,000	130,067
		127,270,026
New Jersey — 0.2%
Hillsborough Township School District, GO, Series 2020, 2.00%, 07/15/2036	285,000	220,635
New Jersey Economic Development Authority, LEAP Academy University Charter School, Inc., Revenue, Series 2014 A, 6.20%, 10/01/2044 (b)	100,000	100,067
Teaneck Community Charter School A New Jersey Nonprofit Corp., Revenue, Refunding, Series 2017 A, 5.00%, 09/01/2037 (b)	1,120,000	1,135,742
United Airlines, Inc., Revenue, AMT, Refunding, Series 2012, 5.75%, 09/15/2027	500,000	500,706
New Jersey Educational Facilities Authority, Rider University A New Jersey Non-Profit Corp., Revenue, Series 2017 F, 3.63%, 07/01/2034	20,000	16,270
Rider University A New Jersey Non-Profit Corp., Revenue, Series 2017 F, 5.00%, 07/01/2047	3,250,000	2,483,141
New Jersey Higher Education Student Assistance Authority, Revenue, AMT, Series 2024 C, 5.25%, 12/01/2054	4,050,000	4,019,621
New Jersey Housing & Mortgage Finance Agency, Forest Hill House Preservation Urban Renewal LLC, Revenue, GNMA Insured, Series 2024 A-1, 5.00%, 01/20/2066	500,000	511,953
		8,988,135

First Eagle Funds | Annual Report | October 31, 2024

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
New Mexico — 0.0% (a)
Aspire Public Improvement District, Special Tax, Series 2024, 5.05%, 10/01/2044	500,000	492,527
Special Tax, Series 2024, 5.30%, 10/01/2053	810,000	797,656
Lower Petroglyphs Public Improvement District, Special Tax, Refunding, Series 2018, 5.00%, 10/01/2048	1,150,000	1,118,911
New Mexico Hospital Equipment Loan Council, Haverland Carter Lifestyle Obligated Group, Revenue, Series 2019 A, 5.00%, 07/01/2039	2,000,000	2,008,568
		4,417,662
New York — 9.8%
Allegany County Capital Resource Corp., Houghton College, Revenue, Refunding, Series 2022 A, 5.00%, 12/01/2037	1,525,000	1,457,285
Houghton College, Revenue, Refunding, Series 2022 A, 5.00%, 12/01/2042	1,925,000	1,770,769
Houghton College, Revenue, Refunding, Series 2022 A, 5.00%, 12/01/2052	6,185,000	5,406,018
Build NYC Resource Corp., Albert Einstein College of Medicine, Inc., Revenue, Series 2015, 5.50%, 09/01/2045 (b)	1,000,000	1,001,972
Shefa School, Revenue, Series 2021 A, 5.00%, 06/15/2051 (b)	5,750,000	5,621,205
City of New York, GO, Series 2021-2, 4.00%, 11/07/2024 (d)(i)	1,000,000	1,000,000
Dutchess County Local Development Corp., Nuvance Health Obligated Group, Revenue, Series 2016 B, 5.00%, 07/01/2046	860,000	865,735
Hempstead Town Local Development Corp., Evergreen Charter School, Inc., Revenue, Series 2022 A, 5.25%, 06/15/2052	7,000,000	7,131,580
Monroe County Industrial Development Corp., Eugenio Maria de Hostos Charter School, Revenue, Series 2024 A, 5.00%, 07/01/2044 (b)	1,000,000	1,027,767
Eugenio Maria de Hostos Charter School, Revenue, Series 2024 A, 5.00%, 07/01/2054 (b)	2,000,000	2,014,571
Eugenio Maria de Hostos Charter School, Revenue, Series 2024 A, 5.00%, 07/01/2059 (b)	1,350,000	1,359,564
St. Ann's of Greater Rochester Obligated Group, Revenue, Refunding, Series 2019, 4.00%, 01/01/2030	800,000	770,524

First Eagle Funds | Annual Report | October 31, 2024

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
New York — 9.8% (continued)
St. Ann's of Greater Rochester Obligated Group, Revenue, Refunding, Series 2019, 5.00%, 01/01/2040	14,850,000	14,270,364
St. Ann's of Greater Rochester Obligated Group, Revenue, Refunding, Series 2019, 5.00%, 01/01/2050	3,750,000	3,355,599
New York City Housing Development Corp., Revenue, Series 2024 D-2, 4.50%, 11/01/2054 (g)	18,000,000	17,706,874
CSA Preservation Partners LLC, Revenue, Series 2023 A, 4.60%, 08/01/2048	5,000,000	5,043,441
New York City Industrial Development Agency, Yankee Stadium LLC, Revenue, Refunding, Series 2020 A, 3.00%, 03/01/2049	4,000,000	2,938,531
New York City Transitional Finance Authority, Future Tax Secured, Revenue, Series 2025 C-1, 4.00%, 05/01/2051 (g)	17,000,000	16,512,175
Future Tax Secured, Revenue, Series 2025 D, 4.25%, 05/01/2054 (g)	10,115,000	9,947,493
New York Liberty Development Corp., 3 World Trade Center LLC, Revenue, Refunding, Series 2014, Class 3, 7.25%, 11/15/2044 (b)	2,000,000	2,001,185
New York State Dormitory Authority, Garnet Health Medical Center Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 12/01/2031 (b)	1,000,000	989,717
Garnet Health Medical Center Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 12/01/2032 (b)	1,100,000	1,083,525
Garnet Health Medical Center Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 12/01/2037 (b)	2,000,000	1,914,703
Northwell Health Obligated Group, Revenue, Refunding, Series 2024 A, 4.00%, 05/01/2054	5,000,000	4,669,077
Pace University, Revenue, Refunding, Series 2013 A, 4.00%, 05/01/2033	25,000	25,007
St. Joseph's College, Revenue, Series 2021, 5.00%, 07/01/2051	1,750,000	1,575,867
New York Transportation Development Corp., JFK Millennium Partners LLC, Revenue, AMT, Refunding, AGMC Insured, Series 2024 A, 4.50%, 12/31/2054	5,000,000	4,870,978

First Eagle Funds | Annual Report | October 31, 2024

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
New York — 9.8% (continued)
JFK Millennium Partners LLC, Revenue, AMT, Refunding, AGMC Insured, Series 2024 A, 5.25%, 12/31/2054	40,000,000	42,155,116
JFK Millennium Partners LLC, Revenue, AMT, Refunding, Series 2024 A, 5.50%, 12/31/2054	10,000,000	10,656,291
JFK Millennium Partners LLC, Revenue, AMT, Refunding, Series 2024 A, 5.50%, 12/31/2060	30,000,000	31,720,212
JFK Millennium Partners LLC, Revenue, AMT, Refunding, AGMC Insured, Series 2024 B, 0.00%, 12/31/2054	16,050,000	10,305,923
JFK NTO LLC, Revenue, AMT, AGMC Insured, Series 2024, 5.00%, 06/30/2049	3,975,000	4,113,207
JFK NTO LLC, Revenue, AMT, Series 2024, 5.00%, 06/30/2060	30,790,000	31,351,813
JFK NTO LLC, Revenue, AMT, AGMC Insured, Series 2024, 5.25%, 06/30/2060	34,510,000	36,096,218
JFK NTO LLC, Revenue, AMT, Series 2024, 5.50%, 06/30/2060	43,730,000	46,098,321
Niagara Area Development Corp., Reworld Holding Corp., Revenue, AMT, Refunding, Series 2018 A, 4.75%, 11/01/2042 (b)	3,195,000	3,054,516
Oneida Indian Nation of New York, Revenue, Series 2024 B, 6.00%, 09/01/2043 (b)	5,500,000	5,990,062
Onondaga Civic Development Corp., Crouse Health Hospital, Inc. Obligated Group, Revenue, Refunding, Series 2024 A, 5.00%, 08/01/2032	425,000	440,340
Crouse Health Hospital, Inc. Obligated Group, Revenue, Refunding, Series 2024 A, 5.00%, 08/01/2033	385,000	398,895
Crouse Health Hospital, Inc. Obligated Group, Revenue, Refunding, Series 2024 A, 5.00%, 08/01/2034	350,000	362,234
Crouse Health Hospital, Inc. Obligated Group, Revenue, Refunding, Series 2024 A, 5.13%, 08/01/2044	1,250,000	1,263,038
Crouse Health Hospital, Inc. Obligated Group, Revenue, Refunding, Series 2024 A, 5.38%, 08/01/2054	12,980,000	13,100,784
Suffolk Regional Off-Track Betting Co., Revenue, Series 2024, 5.75%, 12/01/2044	18,000,000	18,652,172

First Eagle Funds | Annual Report | October 31, 2024

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
New York — 9.8% (continued)
Revenue, Series 2024, 6.00%, 12/01/2053	21,200,000	22,073,563
Westchester County Industrial Development Agency, Million Air Two LLC Obligated Group, Revenue, AMT, Series 2017 A, 7.00%, 06/01/2046 (b)	4,000,000	4,203,058
Westchester County Local Development Corp., Purchase Senior Learning Community Obligated Group, Revenue, Refunding, Series 2021 A, 5.00%, 07/01/2046 (b)	3,135,000	3,157,932
Purchase Senior Learning Community Obligated Group, Revenue, Refunding, Series 2021 A, 4.50%, 07/01/2056 (b)	2,500,000	2,287,736
Purchase Senior Learning Community Obligated Group, Revenue, Refunding, Series 2021 A, 5.00%, 07/01/2056 (b)	6,410,000	6,370,206
Western Regional Off-Track Betting Corp., Revenue, Refunding, Series 2021, 4.13%, 12/01/2041 (b)	1,000,000	912,293
		411,095,456
North Carolina — 0.2%
North Carolina Capital Facilities Finance Agency, Meredith College, Revenue, Refunding, Series 2018, 5.00%, 06/01/2038	2,000,000	1,956,749
North Carolina Medical Care Commission, Carolina Meadows, Inc. Obligated Group, Revenue, Series 2024, 5.25%, 12/01/2054	4,000,000	4,264,598
Penick Village Obligated Group, Revenue, Series 2024 A, 5.50%, 09/01/2044 (f)	1,380,000	1,428,684
Penick Village Obligated Group, Revenue, Series 2024 A, 5.50%, 09/01/2054 (f)	3,530,000	3,586,174
Presbyterian Home at Charlotte, Inc. (The), Revenue, Refunding, Series 2019 A, 5.00%, 07/01/2049	600,000	597,515
		11,833,720
North Dakota — 0.5%
City of Horace, GO, Special Assessment, Refunding, Series 2024 A, 5.38%, 05/01/2050	800,000	813,015
GO, Special Assessment, Refunding, Series 2024 C, 4.75%, 05/01/2044	1,100,000	1,088,071
GO, Special Assessment, Refunding, Series 2024 C, 5.00%, 05/01/2050	1,500,000	1,514,856

First Eagle Funds | Annual Report | October 31, 2024

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
North Dakota — 0.5% (continued)
City of Mayville, GO, Special Assessment, Refunding, Series 2024, 5.00%, 05/01/2044	2,825,000	2,732,193
County of Ward, Trinity Health Obligated Group, Revenue, Series 2017 C, 5.00%, 06/01/2029	1,300,000	1,337,412
Trinity Health Obligated Group, Revenue, Series 2017 C, 5.00%, 06/01/2031	1,665,000	1,703,956
Trinity Health Obligated Group, Revenue, Series 2017 C, 5.00%, 06/01/2038	2,000,000	2,023,007
Trinity Health Obligated Group, Revenue, Series 2017 C, 5.00%, 06/01/2043	2,800,000	2,806,424
Trinity Health Obligated Group, Revenue, Series 2017 C, 5.00%, 06/01/2048	3,500,000	3,443,230
		17,462,164
Ohio — 5.2%
Buckeye Tobacco Settlement Financing Authority, Revenue, Senior Lien, Refunding, Series 2020 B-3, Class 2, 0.00%, 06/01/2057 (e)	308,700,000	28,591,640
City of Brecksville, Valor Acres TIF Area, Tax Allocation, Series 2022, 5.63%, 12/01/2053 (b)	3,880,000	3,789,893
Cleveland-Cuyahoga County Port Authority, Playhouse Square Foundation, Revenue, Refunding, Series 2018, 5.50%, 12/01/2043	1,290,000	1,320,331
Columbus-Franklin County Finance Authority, Revenue, Series 2019 A-1, 5.00%, 12/01/2051	5,000,000	4,982,283
ECG Westerville LP, Revenue, FNMA Insured, Series 2024 A, 4.38%, 06/01/2043	7,500,000	7,332,319
County of Butler, UC Health Obligated Group, Revenue, Refunding, Series 2016, 5.00%, 11/15/2045	1,000,000	989,352
County of Cuyahoga, Eliza Jennings Obligated Group, Revenue, Refunding, Series 2022 A, 5.00%, 05/15/2032	2,295,000	2,304,258
County of Fairfield, Fairfield Medical Center Obligated Group, Revenue, Refunding, Series 2013, 5.13%, 06/15/2033	9,615,000	9,434,894
Fairfield Medical Center Obligated Group, Revenue, Refunding, Series 2013, 5.00%, 06/15/2043	4,345,000	3,860,490

First Eagle Funds | Annual Report | October 31, 2024

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
Ohio — 5.2% (continued)
County of Franklin, OhioHealth Obligated Group, Revenue, Series 2018 A, 4.00%, 05/15/2047	7,000,000	6,674,007
County of Hamilton, UC Health Obligated Group, Revenue, Series 2020, 4.00%, 09/15/2050	3,175,000	2,703,620
UC Health Obligated Group, Revenue, Series 2020, 5.00%, 09/15/2050	7,000,000	7,006,682
County of Hardin, Ohio Northern University, Revenue, Refunding, Series 2020, 4.00%, 05/01/2026	195,000	191,438
Ohio Northern University, Revenue, Refunding, Series 2020, 5.00%, 05/01/2030	1,000,000	992,861
Ohio Northern University, Revenue, Refunding, Series 2020, 5.25%, 05/01/2040	1,425,000	1,365,779
Ohio Northern University, Revenue, Refunding, Series 2020, 5.50%, 05/01/2050	3,000,000	2,825,795
County of Lucas, Promedica Healthcare Obligated Group, Revenue, Series 2015 B, 4.00%, 11/15/2045	1,060,000	918,898
Promedica Healthcare Obligated Group, Revenue, Refunding, Series 2018 A, 5.25%, 11/15/2048	16,595,000	16,716,897
County of Montgomery, Community Blood Center Obligated Group, Revenue, Refunding, Series 2024, 5.25%, 09/01/2049	1,500,000	1,585,973
Community Blood Center Obligated Group, Revenue, Refunding, Series 2024, 5.25%, 09/01/2054	2,500,000	2,625,060
County of Muskingum, Genesis Healthcare System Obligated Group, Revenue, Series 2013, 5.00%, 02/15/2044	2,115,000	2,088,472
Genesis Healthcare System Obligated Group, Revenue, Series 2013, 5.00%, 02/15/2048	4,000,000	3,919,418
County of Washington, Marietta Area Health Care, Inc. Obligated Group, Revenue, Refunding, Series 2022, 6.63%, 12/01/2042	100,000	109,621
Marietta Area Health Care, Inc. Obligated Group, Revenue, Refunding, Series 2022, 6.75%, 12/01/2052	11,700,000	12,808,012

First Eagle Funds | Annual Report | October 31, 2024

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
Ohio — 5.2% (continued)
Dayton-Montgomery County Port Authority, Dayton Regional STEM Schools, Inc., Revenue, Series 2024, 5.00%, 12/01/2044	650,000	668,003
Dayton Regional STEM Schools, Inc., Revenue, Series 2024, 5.00%, 12/01/2054	1,000,000	1,010,722
Dayton Regional STEM Schools, Inc., Revenue, Series 2024, 5.00%, 12/01/2060	1,000,000	1,006,731
Delaware County Finance Authority, Common Bond Fund, Revenue, Series 2024 B, 5.38%, 12/01/2038	3,675,000	3,588,353
Ohio Air Quality Development Authority, Ohio Valley Electric Corp., Revenue, Series 2009 C, 1.50%, 11/4/2025 (c)(d)	1,045,000	1,006,341
Ohio Housing Finance Agency, Revenue, GNMA Insured, Series 2024 C, 4.50%, 09/01/2044 (f)(g)	28,865,000	28,986,040
Revenue, GNMA Insured, Series 2024 C, 4.65%, 09/01/2049 (f)(g)	12,115,000	12,247,687
Revenue, GNMA Insured, Series 2024 C, 4.70%, 09/01/2054 (f)(g)	16,000,000	16,094,026
Port of Greater Cincinnati Development Authority, RBM Phase 3 Garage Project, Tax Allocation, Series 2024, 5.13%, 12/01/2055	2,250,000	2,258,229
Southeastern Ohio Port Authority, Marietta Area Health Care, Inc. Obligated Group, Revenue, Refunding, Series 2015, 5.00%, 12/01/2035	1,750,000	1,646,143
Marietta Area Health Care, Inc. Obligated Group, Revenue, Refunding, Series 2015, 5.00%, 12/01/2043	6,695,000	6,044,169
Marietta Area Health Care, Inc. Obligated Group, Revenue, Refunding, Series 2015, 5.50%, 12/01/2043	6,375,000	6,118,753
State of Ohio, University Hospitals Health System, Inc. Obligated Group, Revenue, Refunding, Series 2014 B, 3.50%, 11/07/2024 (d)(i)	2,000,000	2,000,000
University Hospitals Health System, Inc. Obligated Group, Revenue, Refunding, Series 2015 A, 3.50%, 11/07/2024 (d)(i)	2,750,000	2,750,000
Summit County Development Finance Authority, UAkronPark, Inc., Revenue, Series 2023, 5.63%, 12/01/2048	800,000	858,642

First Eagle Funds | Annual Report | October 31, 2024

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
Ohio — 5.2% (continued)
UAkronPark, Inc., Revenue, Series 2023, 5.75%, 12/01/2053	1,400,000	1,503,664
UAkronPark, Inc., Revenue, Series 2023, 6.00%, 12/01/2058	3,000,000	3,274,662
Warren County Port Authority, Ohio Communities Accelerator Fund, Revenue, Series 2024 A, 6.70%, 12/01/2056	605,000	657,875
		216,858,033
Oklahoma — 0.6%
Norman Regional Hospital Authority, Obligated Group, Revenue, Refunding, Series 2016, 4.00%, 09/01/2037	740,000	642,531
Obligated Group, Revenue, Series 2019, 3.25%, 09/01/2039	10,000	7,350
Obligated Group, Revenue, Series 2019, 4.00%, 09/01/2045	630,000	521,638
Oklahoma County Finance Authority, Aerospace Science and Technology Education Center, Inc., Revenue, Series 2024, 6.00%, 06/15/2044 (b)	1,800,000	1,841,163
Aerospace Science and Technology Education Center, Inc., Revenue, Series 2024, 6.25%, 06/15/2054 (b)	3,200,000	3,262,930
Aerospace Science and Technology Education Center, Inc., Revenue, Series 2024, 6.50%, 06/15/2064 (b)	11,650,000	11,994,088
Oklahoma Development Finance Authority, OU Medicine Obligated Group, Revenue, Series 2018 B, 5.00%, 08/15/2038	1,500,000	1,528,031
Oklahoma Housing Finance Agency, Revenue, GNMA Insured, Series 2024 C, 4.65%, 03/01/2056	3,500,000	3,381,794
Tulsa Airports Improvement Trust, American Airlines, Inc., Revenue, AMT, Refunding, Series 2001 B, 5.50%, 12/01/2035	2,800,000	2,804,944
Tulsa Authority for Economic Opportunity, Increment District No. 8, Tax Allocation, Series 2021, 4.38%, 12/01/2041 (b)	1,980,000	1,798,578
		27,783,047

First Eagle Funds | Annual Report | October 31, 2024

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
Oregon — 0.9%
Medford Hospital Facilities Authority, Asante Health System Obligated Group, Revenue, Refunding, AGMC Insured, Series 2020 A, 3.00%, 08/15/2050	605,000	462,133
Oregon State Facilities Authority, Portland Village School, Revenue, Series 2024 A, 6.75%, 12/15/2054 (b)	2,000,000	2,006,320
Portland Village School, Revenue, Series 2024 A, 7.00%, 12/15/2060 (b)	2,000,000	2,024,338
Polk County Hospital Facility Authority, Dallas Mennonite Retirement Community Obligated Group, Revenue, Series 2020 A, 5.13%, 07/01/2055	1,000,000	963,429
Port of Morrow, GO, Series 2024 A, 5.15%, 10/01/2026 (b)	35,140,000	34,758,499
Yamhill County Hospital Authority, Friendsview Manor Obligated Group, Revenue, Refunding, Series 2016 A, 5.00%, 11/15/2046	1,300,000	1,164,230
		41,378,949
Pennsylvania — 3.0%
Allegheny County Higher Education Building Authority, Carnegie Mellon University, Revenue, Refunding, Series 2008 A, 4.00%, 11/01/2024 (d)(i)	2,500,000	2,500,000
Allentown Neighborhood Improvement Zone Development Authority, Total Waterfront, Revenue, Series 2024 A, 5.25%, 05/01/2032 (b)	750,000	776,808
Total Waterfront, Revenue, Series 2024 A, 5.25%, 05/01/2042 (b)	1,725,000	1,742,625
Total Waterfront, Revenue, Series 2024 B, 6.00%, 05/01/2042 (b)	12,750,000	13,233,193
Beaver County Industrial Development Authority, Energy Harbor Generation LLC, Revenue, Refunding, Series 2008 B, 3.75%, 10/01/2047	10,060,000	8,598,203
Berks County Municipal Authority (The), Tower Health Obligated Group, Revenue, Series 2024 A-3, 5.00%, 06/30/2039	13,626,000	13,463,528
Tower Health Obligated Group, Revenue, Series 2024 B-1, 0.00%, 06/30/2044	5,717,000	4,073,676

First Eagle Funds | Annual Report | October 31, 2024

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
Pennsylvania — 3.0% (continued)
Bucks County Industrial Development Authority, Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2027	275,000	279,189
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2028	525,000	535,819
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2029	550,000	563,561
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2032	1,000,000	1,022,685
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2033	1,150,000	1,172,682
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2034	1,355,000	1,377,393
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2035	1,100,000	1,114,875
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2036	1,250,000	1,263,488
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2037	2,650,000	2,671,863
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2038	1,725,000	1,734,659
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2039	2,940,000	2,944,956
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2040	3,000,000	2,989,661
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 4.00%, 07/01/2046	9,920,000	8,249,448
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 4.00%, 07/01/2051	5,480,000	4,435,157
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2054	9,120,000	8,640,243
Grand View Hospital/Sellersville PA Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2041	1,225,000	1,212,074
Lancaster Municipal Authority, Garden Spot Village Obligated Group, Revenue, Series 2024 B, 5.00%, 05/01/2059	535,000	547,626
Lehigh County General Purpose Authority, Muhlenberg College, Revenue, Refunding, Series 2024, 5.25%, 02/01/2054	1,600,000	1,664,215

First Eagle Funds | Annual Report | October 31, 2024

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
Pennsylvania — 3.0% (continued)
Lehigh County Industrial Development Authority, Seven Generations Charter School, Revenue, Series 2021 A, 4.00%, 05/01/2041	1,775,000	1,541,123
Northeastern Pennsylvania Hospital and Education Authority, King's College, Revenue, Series 2019, 5.00%, 05/01/2044	1,000,000	948,038
Pennsylvania Economic Development Financing Authority, Reworld Holding Corp., Revenue, AMT, Series 2019 A, 3.25%, 08/01/2039 (b)	3,000,000	2,448,423
Talen Energy Supply LLC, Revenue, Refunding, Series 2009 B, 5.25%, 6/1/2027 (c)(d)	4,500,000	4,557,605
Talen Energy Supply LLC, Revenue, Refunding, Series 2009 C, 5.25%, 6/1/2027 (c)(d)	6,675,000	6,758,281
Pennsylvania Higher Education Assistance Agency, Revenue, AMT, Series 2020 B, 3.00%, 06/01/2047	835,000	607,266
Pennsylvania Higher Educational Facilities Authority, Foundation for Indiana University of Pennsylvania Phase II Student Housing, Revenue, AGMC Insured, Series 2007 A, (3-month SOFR + 0.65%), 3.90%, 07/01/2039 (c)	500,000	459,238
Widener University, Revenue, Refunding, Series 2014, 5.00%, 07/15/2038	1,810,000	1,795,724
Philadelphia Authority for Industrial Development, Frankford Valley Foundation for Literacy, Revenue, Refunding, Series 2024, 5.00%, 06/15/2043 (b)	1,475,000	1,489,487
Philadelphia Performing Arts Charter School, Revenue, Refunding, Series 2020, 5.00%, 06/15/2050 (b)	2,000,000	1,981,309
St. Mary Hospital Authority, Trinity Health Corp. Obligated Group, Revenue, Series 2007 F, (3-month SOFR + 0.83%), 4.43%, 11/15/2034 (c)	2,035,000	1,989,190
Westmoreland County Industrial Development Authority, Redstone Presbyterian Seniorcare Obligated Group, Revenue, Refunding, Series 2021, 4.00%, 05/15/2041	7,980,000	6,807,910
Redstone Presbyterian Seniorcare Obligated Group, Revenue, Refunding, Series 2021, 4.00%, 05/15/2047	6,150,000	4,866,119
		123,057,340

First Eagle Funds | Annual Report | October 31, 2024

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
Puerto Rico — 0.6%
Children's Trust Fund, Revenue, Series 2002, 5.63%, 05/15/2043	295,000	298,774
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, San Juan Cruise Port LLC, Revenue, AMT, Series 2023 A-1, 6.75%, 01/01/2045	5,000,000	5,949,985
San Juan Cruise Port LLC, Revenue, AMT, Series 2023 A-2, 6.75%, 01/01/2045	5,000,000	5,949,984
San Juan Cruise Port LLC, Revenue, AMT, Series 2023 A-3, 6.25%, 01/01/2040	2,000,000	2,336,980
San Juan Cruise Port LLC, Revenue, AMT, Series 2023 A-3, 6.50%, 01/01/2041	3,500,000	4,150,710
San Juan Cruise Port LLC, Revenue, AMT, Series 2023 A-3, 6.50%, 01/01/2042	1,765,000	2,085,213
San Juan Cruise Port LLC, Revenue, AMT, Series 2023 A-3, 6.75%, 01/01/2046	3,750,000	4,462,624
		25,234,270
Rhode Island — 0.9%
Rhode Island Housing & Mortgage Finance Corp., Revenue, FHA Insured, Series 2024 1-C, 4.75%, 10/01/2059	900,000	868,655
Revenue, FHA Insured, Series 2024 1-C, 4.80%, 04/01/2066	1,935,000	1,864,054
Revenue, GNMA Insured, Series 83-A, 4.90%, 10/01/2054	16,760,000	16,757,206
Tobacco Settlement Financing Corp., Revenue, Series 2007 A, 0.00%, 06/01/2052 (e)	105,945,000	17,112,003
		36,601,918
South Carolina — 0.2%
South Carolina Jobs-Economic Development Authority, Beaufort Memorial Hospital Obligated Group, Revenue, Series 2024, 5.50%, 11/15/2044	1,250,000	1,323,365
Beaufort Memorial Hospital Obligated Group, Revenue, Series 2024, 5.75%, 11/15/2054	2,500,000	2,648,411
South Carolina State Housing Finance & Development Authority, Revenue, Series 2024 B, 4.63%, 07/01/2054	5,000,000	5,004,792
		8,976,568

First Eagle Funds | Annual Report | October 31, 2024

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
South Dakota — 0.2%
South Dakota Housing Development Authority, Revenue, Refunding, GNMA Insured, Series 2024 C, 4.70%, 11/01/2049	8,500,000	8,582,674
Tennessee — 0.2%
Metropolitan Government Nashville & Davidson County Industrial Development Board, South Nashville Central Business Improvement District, Special Assessment, Series 2021 A, 4.00%, 06/01/2051 (b)	3,140,000	2,687,100
South Nashville Central Business Improvement District, Special Assessment, Senior Lien, Series 2021 B, 0.00%, 06/01/2043 (b)(e)	1,800,000	727,844
Shelby County Health & Educational Facilities Board, Madrone Memphis Student Housing I LLC, Revenue, Series 2024 A-1, 5.25%, 06/01/2056 (b)	2,000,000	2,043,727
		5,458,671
Texas — 6.7%
Arlington Higher Education Finance Corp., BASIS Texas Charter Schools, Inc., Revenue, Series 2024, 4.75%, 06/15/2049 (b)	1,785,000	1,744,357
BASIS Texas Charter Schools, Inc., Revenue, Series 2024, 4.88%, 06/15/2054 (b)	1,050,000	1,036,163
BASIS Texas Charter Schools, Inc., Revenue, Series 2024, 4.88%, 06/15/2059 (b)	1,000,000	977,856
BASIS Texas Charter Schools, Inc., Revenue, Series 2024, 5.00%, 06/15/2064 (b)	1,200,000	1,187,666
Brooks Collegiate Academy / Brooks Lone Star Academy, Revenue, Series 2021 A, 5.00%, 06/15/2041	3,000,000	2,869,180
Brooks Collegiate Academy / Brooks Lone Star Academy, Revenue, Series 2021 A, 5.00%, 06/15/2051	4,505,000	4,132,974
Cypress Christian School, Inc., Revenue, Series 2024, 5.75%, 06/01/2043 (b)	1,500,000	1,547,431
Leadership Prep School, Revenue, PSF Guaranty, Series 2024, 4.00%, 06/15/2049	250,000	240,720
Leadership Prep School, Revenue, PSF Guaranty, Series 2024, 4.13%, 06/15/2054	475,000	459,322
Leadership Prep School, Revenue, PSF Guaranty, Series 2024, 4.25%, 06/15/2059	1,250,000	1,225,422

First Eagle Funds | Annual Report | October 31, 2024

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
Texas — 6.7% (continued)
Lifeschool of Dallas, Revenue, PSF Guaranty, Series 2024, 4.00%, 08/15/2044	14,000,000	13,629,412
Lifeschool of Dallas, Revenue, PSF Guaranty, Series 2024, 4.13%, 08/15/2054	6,500,000	6,183,432
City of Anna, Meadow Vista Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.50%, 09/15/2044 (b)	850,000	841,889
Meadow Vista Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.75%, 09/15/2054 (b)	1,200,000	1,190,534
Sherley Tract Public Improvement District No. 2 Improvement Area No. 1, Special Assessment, Series 2021, 4.00%, 09/15/2041 (b)	1,867,000	1,646,535
Sherley Tract Public Improvement District No. 2 Improvement Area No. 1, Special Assessment, Series 2021, 4.25%, 09/15/2051 (b)	1,407,000	1,177,103
City of Celina, Special Assessment, Series 2024, 5.50%, 09/01/2044 (b)	475,000	480,450
Special Assessment, Series 2024, 5.75%, 09/01/2054 (b)	1,350,000	1,369,879
Celina Hills Public Improvement District, Special Assessment, Series 2022, 4.88%, 09/01/2042 (b)	1,084,000	1,048,039
North Sky Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.00%, 09/01/2044	600,000	588,291
North Sky Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.25%, 09/01/2052	535,000	519,173
Sutton Fields East Public Improvement District Phase No. 1, Special Assessment, Series 2022, 4.00%, 09/01/2043 (b)	2,059,000	1,750,194
Sutton Fields II Public Improvement District Neighborhood Improvement Area No. 5, Special Assessment, Series 2022, 4.00%, 09/01/2051 (b)	1,000,000	826,205
City of Corpus Christi, Whitecap Public Improvement District No. 1 Improvement Area No. 1, Special Assessment, Series 2024, 6.13%, 09/15/2044	1,150,000	1,149,314
First Eagle Funds | Annual Report | October 31, 2024

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
Texas — 6.7% (continued)
Whitecap Public Improvement District No. 1 Improvement Area No. 1, Special Assessment, Series 2024, 6.50%, 09/15/2054	2,000,000	2,009,144
City of Dayton, Westpointe Villages Public Improvement District Improvement Area No. 2, Special Assessment, Senior Lien, Series 2024 A, 5.38%, 09/01/2044 (b)	610,000	595,224
Westpointe Villages Public Improvement District Improvement Area No. 2, Special Assessment, Senior Lien, Series 2024 A, 5.75%, 09/01/2054 (b)	900,000	889,217
Westpointe Villages Public Improvement District Improvement Area No. 2, Special Assessment, Junior Lien, Series 2024 B, 6.25%, 09/01/2054 (b)	1,250,000	1,239,081
City of Dorchester, Cottonwood Public Improvement District Major Improvement Area, Special Assessment, Series 2024, 7.00%, 09/15/2044 (b)	1,331,000	1,294,804
Cottonwood Public Improvement District Major Improvement Area, Special Assessment, Series 2024, 7.25%, 09/15/2054 (b)	1,459,000	1,411,304
Cottonwood Public Improvement District Major Improvement Area No. 1, Special Assessment, Series 2024, 6.00%, 09/15/2044 (b)	1,050,000	1,020,333
Cottonwood Public Improvement District Major Improvement Area No. 1, Special Assessment, Series 2024, 6.25%, 09/15/2054 (b)	1,500,000	1,447,764
City of Dripping Springs, Heritage Public Improvement District Improvement Area No. 2, Special Assessment, Series 2024, 5.00%, 09/01/2044 (b)	645,000	623,090
Heritage Public Improvement District Improvement Area No. 2, Special Assessment, Series 2024, 5.25%, 09/01/2054 (b)	840,000	800,507
City of Fate, Monterra Public Improvement District Improvement Area No. 2, Special Assessment, Series 2024, 5.38%, 08/15/2044 (b)	900,000	886,887
Monterra Public Improvement District Improvement Area No. 2, Special Assessment, Series 2024, 5.75%, 08/15/2054 (b)	1,350,000	1,347,231

First Eagle Funds | Annual Report | October 31, 2024

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
Texas — 6.7% (continued)
City of Huntsville, Reserves of Huntsville Public Improvement District (The), Special Assessment, Series 2024, 5.38%, 09/15/2044 (b)	775,000	778,182
Reserves of Huntsville Public Improvement District (The), Special Assessment, Series 2024, 5.63%, 09/15/2054 (b)	740,000	741,327
City of Justin, Timberbrook Public Improvement District No. 2 Area No. 1, Special Assessment, Series 2024, 5.50%, 09/01/2044 (b)	580,000	587,082
Timberbrook Public Improvement District No. 2 Area No. 1, Special Assessment, Series 2024, 5.75%, 09/01/2053 (b)	1,000,000	1,011,440
City of Kyle, 6 Creeks Public Improvement District Improvement Area No. 3, Special Assessment, Series 2021, 3.75%, 09/01/2041 (b)	2,000,000	1,735,193
Limestone Creek Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.50%, 09/01/2044 (b)	550,000	551,567
Limestone Creek Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.75%, 09/01/2053 (b)	1,125,000	1,130,622
Plum Creek North Public Improvement District Improvement Area No. 2, Special Assessment, Series 2024, 5.00%, 09/01/2044 (b)	520,000	520,374
Plum Creek North Public Improvement District Improvement Area No. 2, Special Assessment, Series 2024, 5.38%, 09/01/2054 (b)	805,000	808,020
City of Lago Vista, Tessera on Lake Travis Public Improvement District Improvement Area No. 3, Special Assessment, Series 2024, 6.00%, 09/01/2054 (b)	1,000,000	1,011,404
City of Lavon, Elevon Public Improvement District Improvement Area No. 1, Special Assessment, Series 2022, 4.13%, 09/15/2052 (b)	900,000	742,529
Elevon Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.00%, 09/15/2044 (b)(f)	500,000	500,305
Elevon Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.38%, 09/15/2052 (b)(f)	500,000	502,084

First Eagle Funds | Annual Report | October 31, 2024

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
Texas — 6.7% (continued)
Elevon Public Improvement District Improvement Area No. 2A-2B, Special Assessment, Series 2024, 5.13%, 09/15/2044 (b)(f)	600,000	584,328
Elevon Public Improvement District Improvement Area No. 2A-2B, Special Assessment, Series 2024, 5.50%, 09/15/2054 (b)(f)	800,000	782,118
City of Manor, Manor Heights Public Improvement District Area No. 4, Special Assessment, Series 2024, 5.38%, 09/15/2044 (b)	515,000	515,146
Manor Heights Public Improvement District Area No. 4, Special Assessment, Series 2024, 5.63%, 09/15/2054 (b)	685,000	683,930
City of Mesquite, Solterra Public Improvement District Improvement Area No. C-3, Special Assessment, Series 2024, 5.00%, 09/01/2044 (b)	500,000	490,244
Solterra Public Improvement District Improvement Area No. C-3, Special Assessment, Series 2024, 5.25%, 09/01/2053 (b)	560,000	543,294
City of Oak Point, Chaparral Park Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.10%, 09/15/2044 (b)	725,000	701,264
Chaparral Park Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.25%, 09/15/2054 (b)	1,000,000	952,865
Oak Point 720 Public Improvement District Area No. 1, Special Assessment, Series 2024, 5.35%, 09/15/2044 (b)	570,000	558,391
Oak Point 720 Public Improvement District Area No. 1, Special Assessment, Series 2024, 5.63%, 09/15/2054 (b)	1,000,000	978,642
City of Plano, Collin Creek West Public Improvement District, Special Assessment, Series 2021, 4.00%, 09/15/2051 (b)	500,000	406,172
City of Port Isabel, GO, Series 2024, 5.25%, 02/15/2044	3,270,000	3,376,811
GO, Series 2024, 5.50%, 02/15/2054	2,020,000	2,077,331

First Eagle Funds | Annual Report | October 31, 2024

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
Texas — 6.7% (continued)
City of Princeton, Eastridge Public Improvement District Improvement Area No. 2, Special Assessment, Series 2023, 5.25%, 09/01/2043 (b)	1,000,000	1,000,239
Eastridge Public Improvement District Improvement Area No. 3, Special Assessment, Series 2024, 5.00%, 09/01/2044 (b)	700,000	685,489
Eastridge Public Improvement District Improvement Area No. 3, Special Assessment, Series 2024, 5.25%, 09/01/2054 (b)	1,000,000	971,379
Southbridge Public Improvement District Improvement Area No. 2, Special Assessment, Series 2024, 5.25%, 09/01/2044 (b)(f)	880,000	880,047
Southbridge Public Improvement District Improvement Area No. 2, Special Assessment, Series 2024, 5.50%, 09/01/2054 (b)(f)	1,220,000	1,212,978
Winchester Crossing Public Improvement District No. 3, Special Assessment, Series 2024, 5.13%, 09/01/2044 (b)	875,000	857,571
Winchester Crossing Public Improvement District No. 3, Special Assessment, Series 2024, 5.38%, 09/01/2054 (b)	1,200,000	1,170,379
Windmore Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.13%, 09/01/2044 (b)(f)	410,000	406,245
Windmore Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.50%, 09/01/2054 (b)(f)	565,000	565,034
City of Royse City, Liberty Crossing Public Improvement District improvement Area No. 2, Special Assessment, Series 2024, 5.63%, 09/15/2054 (b)	746,000	731,107
City of Seagoville, Santorini Public Improvement District Improvement Area, Special Assessment, Series 2024, 7.00%, 09/15/2054 (b)	5,000,000	4,928,397
Santorini Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 6.00%, 09/15/2044 (b)	2,100,000	2,101,455
Santorini Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 6.25%, 09/15/2054 (b)	2,500,000	2,494,613

First Eagle Funds | Annual Report | October 31, 2024

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
Texas — 6.7% (continued)
City of Uhland, Anderson Park Public Improvement District Area No. 1, Special Assessment, Series 2024, 5.13%, 09/01/2044 (b)(f)	605,000	599,386
Anderson Park Public Improvement District Area No. 1, Special Assessment, Series 2024, 5.50%, 09/01/2055 (b)(f)	950,000	950,000
City of Venus, Patriot Estates Public Improvement District, Special Assessment, Series 2021, 4.00%, 09/15/2051 (b)	163,000	134,844
Clifton Higher Education Finance Corp., Valor Texas Education Foundation, Revenue, Series 2024 A, 5.75%, 06/15/2044 (b)	870,000	871,832
Valor Texas Education Foundation, Revenue, Series 2024 A, 6.00%, 06/15/2054 (b)	2,240,000	2,241,026
County of Bastrop, Double Eagle Ranch Public Improvement District Improvement Area No. 2, Special Assessment, Series 2024, 5.25%, 09/01/2044 (f)	605,000	601,345
Double Eagle Ranch Public Improvement District Improvement Area No. 2, Special Assessment, Series 2024, 5.50%, 09/01/2054 (f)	770,000	763,350
County of Medina, Talley Ho Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.13%, 09/01/2044 (b)	2,519,000	2,432,813
Talley Ho Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.35%, 09/01/2054 (b)	1,800,000	1,726,264
Woodlands Public Improvement District Neighborhood Improvement Area No. 1, Special Assessment, Series 2021, 4.75%, 09/01/2050 (b)	1,000,000	902,019
Greater Texas Cultural Education Facilities Finance Corp., CFC — WLH LLC, Revenue, Series 2024 A, 6.38%, 09/01/2034 (b)	1,470,000	1,444,625
CFC — WLH LLC, Revenue, Series 2024 A, 6.50%, 09/01/2049 (b)	7,495,000	7,337,583
CFC — WLH LLC, Revenue, Series 2024 B, 11.00%, 09/01/2029 (b)	785,000	780,252

First Eagle Funds | Annual Report | October 31, 2024

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
Texas — 6.7% (continued)
Hidalgo County Regional Mobility Authority, Revenue, Senior Lien, Series 2022 A, 0.00%, 12/01/2044 (e)	3,000,000	1,104,017
Revenue, Senior Lien, Series 2022 A, 0.00%, 12/01/2045 (e)	4,000,000	1,397,669
Revenue, Senior Lien, Series 2022 A, 0.00%, 12/01/2046 (e)	6,000,000	1,990,218
Revenue, Senior Lien, Series 2022 A, 0.00%, 12/01/2047 (e)	6,125,000	1,906,724
Revenue, Senior Lien, Series 2022 A, 0.00%, 12/01/2048 (e)	7,130,000	2,100,273
Revenue, Senior Lien, Series 2022 A, 0.00%, 12/01/2049 (e)	7,135,000	1,978,298
Revenue, Senior Lien, Series 2022 A, 0.00%, 12/01/2050 (e)	5,145,000	1,348,543
Revenue, Senior Lien, Series 2022 A, 0.00%, 12/01/2052 (e)	1,675,000	391,877
Revenue, Senior Lien, Series 2022 A, 0.00%, 12/01/2054 (e)	5,000,000	1,048,651
Revenue, Senior Lien, Series 2022 A, 0.00%, 12/01/2055 (e)	6,100,000	1,207,291
Revenue, Senior Lien, Series 2022 A, 0.00%, 12/01/2056 (e)	1,000,000	187,866
Revenue, Junior Lien, Refunding, Series 2022 B, 0.00%, 12/01/2045 (e)	5,805,000	1,914,949
Revenue, Junior Lien, Refunding, Series 2022 B, 0.00%, 12/01/2046 (e)	2,945,000	919,732
Revenue, Senior Lien, Series A, 0.00%, 12/01/2043 (e)	2,000,000	775,160
Lubbock Educational Facilities Authority, Inc., Lubbock Christian University, Revenue, Refunding, Series 2016, 2.75%, 11/01/2031	2,585,000	2,221,437
New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center, Inc., Revenue, Refunding, Series 2021, 4.00%, 08/15/2041 (b)	200,000	180,184
Sanctuary LTC LLC, Revenue, Series 2021 A-1, 5.00%, 01/01/2032	6,250,000	6,268,381
Sanctuary LTC LLC, Revenue, Series 2021 A-1, 5.25%, 01/01/2042	25,180,000	24,569,040
Sanctuary LTC LLC, Revenue, Series 2021 A-1, 5.50%, 01/01/2057	59,215,000	57,227,620

First Eagle Funds | Annual Report | October 31, 2024

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
Texas — 6.7% (continued)
Westminster Manor, Revenue, Series 2021, 4.00%, 11/01/2049	2,000,000	1,809,298
Olney Hamilton Hospital District, GO, Series 2024, 6.25%, 09/15/2054 (b)	24,600,000	25,775,034
Port of Beaumont Navigation District, Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group, Revenue, AMT, Refunding, Series 2020 A, 4.00%, 01/01/2050 (b)	15,000,000	12,756,419
Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group, Revenue, AMT, Series 2024 A, 5.13%, 01/01/2044 (b)	6,000,000	6,162,194
Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group, Revenue, AMT, Series 2024 A, 5.25%, 01/01/2054 (b)	1,000,000	1,028,742
Texas Transportation Commission, State Highway 249 System, Revenue, First Tier, Series 2019 A, 0.00%, 08/01/2052 (e)	5,000,000	1,247,225
Texas Water Development Board, State Water Implementation Revenue Fund for Texas, Revenue, Series 2024 A, 4.38%, 10/15/2059	11,495,000	11,441,226
Tioga Independent School District, GO, Refunding, BAM Insured, Series 2024, 4.50%, 08/15/2048	265,000	253,247
Town of Little Elm, Spiritas East Public Improvement District, Special Assessment, Series 2022, 4.00%, 09/01/2051 (b)	1,509,000	1,218,767
Town of Providence Village, Foree Ranch Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.00%, 09/01/2044 (b)	650,000	631,031
Foree Ranch Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.25%, 09/01/2054 (b)	865,000	835,299
Travis County Development Authority, Bella Fortuna Public Improvement District, Special Assessment, Series 2024, 5.38%, 09/01/2044 (b)	900,000	898,542
Bella Fortuna Public Improvement District, Special Assessment, Series 2024, 5.63%, 09/01/2051 (b)	765,000	766,167

First Eagle Funds | Annual Report | October 31, 2024

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
Texas — 6.7% (continued)
Village of Salado, Sanctuary East Public Improvement District Area No. 1, Special Assessment, Series 2024, 6.25%, 09/01/2044 (b)	718,000	722,757
Sanctuary East Public Improvement District Area No. 1, Special Assessment, Series 2024, 6.50%, 09/01/2054 (b)	707,000	710,762
		298,441,704
Utah — 3.6%
Black Desert Public Infrastructure District, GO, Series 2021 A, 4.00%, 03/01/2051 (b)	8,280,000	6,925,284
Assessment Area 1, Special Assessment, Series 2024, 5.63%, 12/01/2053 (b)	36,885,000	37,784,135
Chelsey Public Infrastructure District No. 1, GO, Series 2024, 7.25%, 03/01/2054 (b)	1,610,000	1,621,409
Assessment Area 1, Special Assessment, Series 2024, 7.00%, 12/01/2042 (b)	1,350,000	1,374,963
Fields Estates Public Infrastructure District, GO, Series 2024 A-1, 6.13%, 03/01/2055 (b)	1,250,000	1,256,351
Assessment Area, Special Assessment, Series 2024 A-2, 5.25%, 12/01/2053 (b)	6,935,000	6,913,490
Firefly Public Infrastructure District No. 1, GO, Series 2024 A-1, 6.63%, 03/01/2054 (b)	3,645,000	3,737,983
Assessment Area 1, Special Assessment, Series 2024 A-2, 5.63%, 12/01/2043 (b)	1,805,000	1,850,583
MIDA Mountain Veterans Program Public Infrastructure District, Tax Allocation, Series 2024, 5.00%, 06/01/2044 (b)	2,750,000	2,733,788
Tax Allocation, Series 2024, 5.20%, 06/01/2054 (b)	4,705,000	4,713,564
Military Installation Development Authority, Military Recreation Assessment Area, Revenue, Series 2021 A-1, 4.00%, 06/01/2052	6,500,000	5,461,838
Military Recreation Assessment Area, Revenue, Series 2021 A-2, 4.00%, 06/01/2041	3,215,000	2,852,282
Military Recreation Assessment Area, Revenue, Series 2021 A-2, 4.00%, 06/01/2052	12,530,000	10,383,127
Olympia Public Infrastructure District No. 1, Revenue, Series 2024 A-2, 5.13%, 12/01/2029 (b)	4,000,000	4,048,387
Limited Tax Pledged, GO, Series 2024 A-1, 6.38%, 03/01/2055 (b)	1,985,000	2,016,745

First Eagle Funds | Annual Report | October 31, 2024

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
Utah — 3.6% (continued)
Utah Charter School Finance Authority, Ascent Academies of Utah, Revenue, Refunding, Series 2022, 5.00%, 06/15/2052 (b)	3,000,000	2,675,072
Ascent Academies of Utah, Revenue, Refunding, Series 2022, 5.00%, 06/15/2057 (b)	8,500,000	7,463,789
Ascent Academies of Utah, Revenue, Series 2024, 6.75%, 06/15/2059 (b)	17,000,000	17,917,937
Athenian Academy, Inc. (The), Revenue, Series 2024 A, 6.50%, 04/15/2058 (b)	9,060,000	8,725,604
Freedom Academy Foundation, Revenue, Refunding, Series 2017, 5.38%, 06/15/2048 (b)	4,820,000	4,581,729
Freedom Academy Foundation, Revenue, Series 2021 A, 5.00%, 06/15/2052 (b)	3,895,000	3,468,237
Wallace Stegner Academy, Revenue, Series 2019 A, 5.00%, 06/15/2049 (b)	1,590,000	1,489,869
Utah Infrastructure Agency, Revenue, Series 2021, 3.00%, 10/15/2045	1,000,000	732,695
Ventana Resort Village Public Infrastructure District, GO, Series 2024, 5.50%, 03/01/2054 (b)	4,000,000	3,910,688
Viridian Farm Public Infrastructure District No. 1, GO, Series 2024 A, 5.88%, 03/01/2054 (b)	1,130,000	1,132,084
Wood Ranch Public Infrastructure District, Assessment Area 1, Special Assessment, Series 2024, 5.63%, 12/01/2053 (b)	4,285,000	4,367,310
		150,138,943
Vermont — 0.0% (a)
Vermont Economic Development Authority, Wake Robin Corp., Revenue, Refunding, Series 2021 A, 4.00%, 05/01/2045	460,000	409,621
Virgin Islands — 0.3%
Virgin Islands Public Finance Authority, United States Virgin Islands, Revenue, Series 2012 C, 5.00%, 10/01/2042	500,000	449,949
United States Virgin Islands, Revenue, Refunding, Series 2014 C, 5.00%, 10/01/2030 (b)	7,500,000	7,499,613
United States Virgin Islands Frenchman's Reef Hotel Room Occupancy Tax, Revenue, Series 2024 A, 6.00%, 04/01/2053 (b)(f)	3,500,000	3,692,459
		11,642,021

First Eagle Funds | Annual Report | October 31, 2024

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
Virginia — 1.5%
Lynchburg Economic Development Authority, Centra Health Obligated Group, Revenue, Refunding, Series 2021, 4.00%, 01/01/2055	3,000,000	2,774,356
Prince William County Industrial Development Authority, Westminster Presbyterian Retirement Community Obligated Group, Revenue, Refunding, Series 2016, 5.00%, 01/01/2046	1,530,000	1,468,334
Virginia Beach Development Authority, Westminster-Canterbury on Chesapeake Bay Obligated Group, Revenue, Refunding, Series 2018, 4.00%, 09/01/2048	4,395,000	3,716,674
Virginia College Building Authority, Marymount University, Revenue, Refunding, Series 2015 A, 5.00%, 07/01/2045 (b)	1,000,000	874,855
Marymount University, Revenue, Series 2015 B, 5.00%, 07/01/2045 (b)	1,000,000	874,856
Virginia Housing Development Authority, Revenue, Series 2023 E-3, 4.65%, 10/01/2054	3,000,000	3,024,059
Revenue, Series 2023 E-4, 4.70%, 07/01/2055	1,955,000	1,980,965
Revenue, Series 2024 D, 4.63%, 08/01/2060	11,835,000	11,871,732
Revenue, Series 2024 E, 4.35%, 10/01/2054	7,540,000	7,428,070
Revenue, Series 2024 E, 4.45%, 10/01/2059	10,375,000	10,210,738
Revenue, Series 2024 E, 4.50%, 04/01/2066	3,390,000	3,333,167
Virginia Small Business Financing Authority, LifeSpire of Virginia Obligated Group, Revenue, Refunding, Series 2024 A, 4.50%, 12/01/2044 (f)	5,500,000	5,400,695
LifeSpire of Virginia Obligated Group, Revenue, Refunding, Series 2024 A, 5.50%, 12/01/2054 (f)	4,000,000	4,195,047
National Senior Communities, Inc. Obligated Group, Revenue, Refunding, Series 2020 A, 3.38%, 01/01/2051	4,075,000	3,182,467
		60,336,015
Washington — 0.8%
Grant County Public Hospital District No. 2, GO, Series 2024, 5.50%, 12/01/2039	500,000	539,885
GO, Series 2024, 5.50%, 12/01/2044	1,050,000	1,110,307

First Eagle Funds | Annual Report | October 31, 2024

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
Washington — 0.8% (continued)
King County Public Hospital District No. 4, Revenue, Series 2015 A, 6.25%, 12/01/2045	1,300,000	1,301,913
Port of Woodland, Revenue, Series 2024, 5.25%, 12/01/2034	1,270,000	1,230,008
Revenue, Series 2024, 6.00%, 12/01/2047	3,090,000	2,951,170
Washington Health Care Facilities Authority, Overlake Hospital Medical Center Obligated Group, Revenue, Refunding, Series A, 4.00%, 07/01/2042	100,000	91,666
Washington State Housing Finance Commission, Bayview Manor Homes Obligated Group, Revenue, Series 2024, 6.00%, 07/01/2059	1,645,000	1,681,234
German Retirement Home of the State of Washington Obligated Group, Revenue, Series 2024 A, 5.50%, 01/01/2044 (b)	1,000,000	983,755
German Retirement Home of the State of Washington Obligated Group, Revenue, Series 2024 A, 5.75%, 01/01/2053 (b)	2,540,000	2,501,802
German Retirement Home of the State of Washington Obligated Group, Revenue, Series 2024 A, 5.88%, 01/01/2059 (b)	3,320,000	3,283,957
Horizon House Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 01/01/2038 (b)	2,000,000	1,954,445
Provident Group-SH I Properties LLC, Revenue, Series 2024, 5.00%, 07/01/2054	4,305,000	4,410,362
Provident Group-SH I Properties LLC, Revenue, Series 2024, 5.50%, 07/01/2059	8,000,000	8,499,976
Spokane United Methodist Homes Obligated Group, Revenue, Series 2020 A, 5.00%, 01/01/2051 (b)	3,510,000	3,319,389
		33,859,869
West Virginia — 0.3%
City of Huntington, Downtown Development/Redevelopment District No. 1, Tax Allocation, Refunding, Series 2024 A, 5.00%, 06/01/2039	415,000	418,624
Downtown Development/Redevelopment District No. 1, Tax Allocation, Refunding, Series 2024 A, 5.50%, 06/01/2049	450,000	454,763
Kinetic Park Development/Redevelopment District No. 2, Tax Allocation, Refunding, Series 2024, 5.13%, 06/01/2039	480,000	480,193

First Eagle Funds | Annual Report | October 31, 2024

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
West Virginia — 0.3% (continued)
Kinetic Park Development/Redevelopment District No. 2, Tax Allocation, Refunding, Series 2024, 5.63%, 05/01/2050	955,000	959,788
County of Ohio, Tax Allocation, Refunding, Series 2024, 5.25%, 06/01/2053	2,000,000	2,041,150
West Virginia Housing Development Fund, Revenue, Series 2024 D, 4.50%, 11/01/2054	4,000,000	3,973,514
		8,328,032
Wisconsin — 9.0%
FHLMC Multi-family ML Certificates, Revenue, 4.16%, 05/25/2041 (c)	4,495,739	4,447,795
Public Finance Authority, Revenue, Series 2023-1, Class A, 5.75%, 07/01/2062	22,712,672	23,836,252
Revenue, Series 2024, 5.50%, 12/15/2038 (b)	21,075,000	21,095,761
Revenue, Series 2024, 8.00%, 06/01/2067 (b)	1,000,000	983,382
Ameream LLC, Revenue, Series 2017, 6.50%, 12/01/2037 (b)	3,000,000	3,067,337
Ameream LLC, Revenue, Series 2017, 6.75%, 12/01/2042 (b)	13,000,000	13,277,004
Ameream LLC, Revenue, Series 2017, 7.00%, 12/01/2050 (b)	36,030,000	36,819,749
Austin FBO LLC, Revenue, AMT, Series 2018 A, 7.05%, 9/1/2027 (b)(c)(d)	1,810,000	1,819,889
Bonnie Cone Classical Academy, Inc., Revenue, Series 2021 A, 4.00%, 06/15/2040 (b)	2,020,000	1,757,431
Bonnie Cone Classical Academy, Inc., Revenue, Series 2021 A, 4.00%, 06/15/2050 (b)	2,995,000	2,377,717
Bonnie Cone Classical Academy, Inc., Revenue, Series 2021 A, 4.00%, 06/15/2056 (b)	2,445,000	1,873,381
CHF — Manoa LLC, Revenue, Series 2023 B, 6.75%, 07/01/2063 (b)	2,500,000	2,700,546
Cincinnati Classical Academy, Revenue, Series 2024 A, 5.38%, 06/15/2039 (b)	250,000	250,992
Cincinnati Classical Academy, Revenue, Series 2024 A, 5.70%, 06/15/2044 (b)	410,000	413,340
Cincinnati Classical Academy, Revenue, Series 2024 A, 5.88%, 06/15/2054 (b)	1,000,000	1,006,727
Cincinnati Classical Academy, Revenue, Series 2024 A, 6.00%, 06/15/2064 (b)	2,415,000	2,434,461

First Eagle Funds | Annual Report | October 31, 2024

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
Wisconsin — 9.0% (continued)
Coral Academy of Science Las Vegas, Revenue, Series 2021 A, 4.00%, 07/01/2041	1,000,000	915,753
Coral Academy of Science Las Vegas, Revenue, Series 2021 A, 4.00%, 07/01/2051	1,000,000	841,578
Cornerstone Charter Academy: A Challenge Foundation Academy, Inc., Revenue, Series 2024, 5.00%, 02/01/2054	900,000	909,883
Cornerstone Charter Academy: A Challenge Foundation Academy, Inc., Revenue, Series 2024, 5.00%, 02/01/2064	2,000,000	2,009,805
Denton County Municipal Utility District No. 16, Revenue, Series 2024, 5.75%, 12/15/2033 (b)	5,000,000	4,838,597
Dominium Holdings I LLC, Revenue, Series 2024-1, Class B-1, 6.81%, 04/28/2036 (b)	27,155,000	27,613,482
FAH Tree House LLC, Revenue, Series 2023 A, 6.50%, 08/01/2053 (b)	200,000	199,638
Foundation of The University of North Carolina at Charlotte, Inc. (The), Revenue, Series 2021 A, 4.00%, 09/01/2036 (b)	3,920,000	3,464,426
Foundation of The University of North Carolina at Charlotte, Inc. (The), Revenue, Series 2021 A, 4.00%, 09/01/2056 (b)	2,440,000	1,731,595
Guilford Charter School Corp., Revenue, Series 2022 A, 5.00%, 04/01/2047 (b)	2,000,000	1,775,402
Guilford Charter School Corp., Revenue, Series 2022 A, 5.00%, 04/01/2057 (b)	1,700,000	1,443,373
Harris County Municipal Utility District No. 544, Revenue, Series 2024, 5.88%, 11/15/2029 (b)	2,500,000	2,488,429
KIPP Charlotte, Inc. Obligated Group, Revenue, Series 2020 A, 5.00%, 10/15/2040 (b)	2,815,000	2,769,304
KIPP Charlotte, Inc. Obligated Group, Revenue, Series 2020 A, 5.00%, 10/15/2050 (b)	4,640,000	4,451,111
KIPP Charlotte, Inc. Obligated Group, Revenue, Series 2020 A, 5.00%, 10/15/2055 (b)	4,060,000	3,822,745
Mater Academy of Nevada, Revenue, Series 2024 A, 5.00%, 12/15/2044 (b)	690,000	696,029
Mater Academy of Nevada, Revenue, Series 2024 A, 5.00%, 12/15/2054 (b)	2,000,000	1,984,491
Million Air Two LLC Obligated Group, Revenue, AMT, Refunding, Series 2017 B, 7.13%, 06/01/2041 (b)	3,500,000	3,677,667

First Eagle Funds | Annual Report | October 31, 2024

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
Wisconsin — 9.0% (continued)
Montgomery County Municipal Utility District Nos. 123 & 153, Revenue, Series 2024, 0.00%, 12/15/2034 (b)(e)	12,428,000	6,800,422
NC A&T Real Estate Foundation LLC, Revenue, Series 2024 A, 5.25%, 06/01/2054	1,000,000	1,025,006
Nevada Charter Academies, Revenue, Series 2019 A, 5.00%, 07/15/2039 (b)	450,000	453,793
New Plan Learning, Inc. Obligated Group, Revenue, Refunding, Series 2021 A, 3.75%, 07/01/2031	3,490,000	3,269,008
North East Carolina Preparatory School, Inc., Revenue, Refunding, Series 2024 A, 5.00%, 06/15/2044	1,000,000	1,010,330
North East Carolina Preparatory School, Inc., Revenue, Refunding, Series 2024 A, 5.25%, 06/15/2054	1,500,000	1,522,722
Phoenix Montessori Academy, Revenue, Series 2024 A, 7.00%, 07/01/2059 (b)	21,895,000	21,726,233
Phoenix Montessori Academy, Revenue, Series 2024 B, 8.00%, 07/01/2029 (b)	400,000	396,685
Puerto Rico Tollroads LLC, Revenue, Senior Lien, AMT, Series 2024, 5.75%, 07/01/2049	4,000,000	4,271,393
Puerto Rico Tollroads LLC, Revenue, Senior Lien, AMT, Series 2024, 5.75%, 07/01/2054	4,000,000	4,258,689
QCF Behavioral Hospitals I Obligated Group, Revenue, Series 2024 A, 7.50%, 07/01/2059 (b)	37,000,000	41,134,894
Rider University A New Jersey Non-Profit Corp., Revenue, Refunding, Series 2021 A, 4.50%, 07/01/2048 (b)	6,920,000	5,440,572
Rider University A New Jersey Non-Profit Corp., Revenue, Series 2024, 12.75%, 01/01/2030	4,700,000	4,684,592
Sarpy County Sanitary & Improvement District No. 365, Special Assessment, Series 2024 A, 7.00%, 06/17/2029 (b)	1,000,000	1,012,960
Sarpy County Sanitary & Improvement District No. 365, Special Assessment, Series 2024 B, 7.00%, 07/15/2029 (b)	706,646	706,498
Southeast Overtown Park West Community Redevelopment Agency, Tax Allocation, Series 2024 A, 5.00%, 06/01/2041 (b)	6,000,000	6,149,956

First Eagle Funds | Annual Report | October 31, 2024

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
Wisconsin — 9.0% (continued)
Southeast Overtown Park West Community Redevelopment Agency, Tax Allocation, Series 2024 B, 8.00%, 06/15/2042 (b)	21,000,000	21,221,050
Southeastern Regional Medical Center Obligated Group, Revenue, Refunding, Series 2021 A, 4.00%, 02/01/2041	5,145,000	4,252,558
Southeastern Regional Medical Center Obligated Group, Revenue, Refunding, Series 2021 A, 4.00%, 02/01/2051	2,000,000	1,539,781
Southeastern Regional Medical Center Obligated Group, Revenue, Refunding, Series 2022 A, 5.00%, 02/01/2030	200,000	196,014
Town of Scarborough Downtown Omnibus Municipal Development & TIF District, Tax Allocation, Series 2024, 5.00%, 08/01/2039	1,600,000	1,581,892
UNC Health Appalachian Obligated Group, Revenue, Series 2021 A, 4.00%, 07/01/2051	1,675,000	1,315,755
Washoe Barton Medical Clinic, Revenue, Refunding, Series 2021 A, 4.00%, 12/01/2041	365,000	329,859
Washoe Barton Medical Clinic, Revenue, Refunding, Series 2021 A, 4.00%, 12/01/2051 (b)	510,000	433,413
WFCS Holdings II LLC, Revenue, Series 2021 A-1, 5.00%, 01/01/2056 (b)	12,120,000	11,820,134
WFCS Holdings LLC, Revenue, Series 2020 A-1, 5.00%, 01/01/2055 (b)	1,750,000	1,707,282
Wittenberg University, Revenue, Series 2016, 4.13%, 12/01/2024 (b)	960,000	958,410
Wittenberg University, Revenue, Series 2016, 5.25%, 12/01/2039 (b)	21,070,000	18,767,262
WVC, Revenue, Series 2022 A, 4.00%, 12/01/2041 (b)	2,610,000	2,224,347
Wisconsin Health & Educational Facilities Authority, Cedar Crest, Inc. Obligated Group, Revenue, Refunding, Series 2022 A, 4.75%, 04/01/2057	3,020,000	2,543,796
Cedar Crest, Inc. Obligated Group, Revenue, Refunding, Series 2022 A, 5.13%, 04/01/2057	3,630,000	3,353,288
Chiara Communities, Inc., Revenue, Series 2018 B, 5.00%, 07/01/2048	1,380,000	1,135,955
Chiara Communities, Inc., Revenue, Series 2018 B, 5.00%, 07/01/2053	1,250,000	996,788

First Eagle Funds | Annual Report | October 31, 2024

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
Wisconsin — 9.0% (continued)
Marshfield Clinic Health System Obligated Group, Revenue, Series 2016 A, 3.50%, 02/15/2046	850,000	640,169
Marshfield Clinic Health System Obligated Group, Revenue, Refunding, Series 2017 C, 3.25%, 02/15/2033	1,060,000	930,676
Marshfield Clinic Health System Obligated Group, Revenue, Refunding, Series 2017 C, 3.50%, 02/15/2036	965,000	834,458
Marshfield Clinic Health System Obligated Group, Revenue, Refunding, Series 2017 C, 4.00%, 02/15/2050	50,000	41,966
Oakwood Lutheran Senior Ministries Obligated Group, Revenue, Refunding, Series 2021, 4.00%, 01/01/2047	3,100,000	2,687,680
Oakwood Lutheran Senior Ministries Obligated Group, Revenue, Refunding, Series 2021, 4.00%, 01/01/2057	1,500,000	1,224,368
PHW Menomonee Falls, Inc., Revenue, Series 2024, 6.00%, 10/01/2049	1,000,000	1,024,789
PHW Menomonee Falls, Inc., Revenue, Series 2024, 6.00%, 10/01/2054	2,000,000	2,043,492
Sauk-Prairie Memorial Hospital, Inc. Obligated Group, Revenue, Series 2013 A, 5.13%, 02/01/2038	2,000,000	1,999,996
Sauk-Prairie Memorial Hospital, Inc. Obligated Group, Revenue, Series 2013 A, 5.25%, 02/01/2043	30,000	29,848
Wisconsin Masonic Home Obligated Group, Revenue, Series 2021 A, 4.00%, 08/15/2046	1,595,000	1,394,468
Wisconsin Masonic Home Obligated Group, Revenue, Series 2021 A, 4.00%, 08/15/2051	1,200,000	1,016,169
Wisconsin Masonic Home Obligated Group, Revenue, Series 2021 A, 4.00%, 08/15/2055	1,700,000	1,413,537
Wisconsin Masonic Home Obligated Group, Revenue, Series 2024 A, 5.75%, 08/15/2059	3,000,000	3,213,269
		380,531,294
Total Municipal Bonds (Cost $4,692,214,544)		4,743,769,823

First Eagle Funds | Annual Report | October 31, 2024

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2024

Investments	Shares	Value ($)
Short-Term Investments — 0.0% (a)
Investment Companies — 0.0% (a)
JP Morgan U.S. Government Money Market Fund, Capital Shares 4.86% (j) (Cost $334,513)	334,513	334,513
Total Investments — 112.0% (Cost $4,692,549,057)		4,744,104,336
Floating Rate Note Obligations — (7.7%) (k)		(326,775,000)
Liabilities in Excess of Other Assets — (4.3)%		(180,280,227)
Net Assets — 100.0%		4,237,049,109

(a)  Represents less than 0.05% of net assets.

(b)  Securities exempt from registration under Rule 144A or section 4(a)(2) of the Securities Act of 1933. Total value of all such securities at October 31, 2024 amounted to $1,997,814,090, which represents approximately 47.15% of net assets of the Fund.

(c)  Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of October 31, 2024.

(d)  Security with "Put" features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on October 31, 2024.

(e)  Zero Coupon Security. Debt security that pays no cash income but is sold at substantial discount from its value at maturity.

(f)  When-issued security.

(g)  All or portion of principal amount transferred to a Tender Option Bond ("TOB") Issuer in exchange for TOB Residuals and cash.

(h)  Security fair valued as of October 31, 2024 by the Adviser as "valuation designee" under the oversight of the Fund's Board of Trustees. Total value of all such securities at October 31, 2024 amounted to $1,346,603, which represents approximately 0.03% of net assets of the Fund.

(i)  Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

(j)  Represents 7-day effective yield as of October 31, 2024.

(k)  Face value of Floating Rate Notes issued in TOB transactions.

Abbreviations

AGMC  — Insured by Assured Guaranty Municipal Corp.

AMT  — Alternative Minimum Tax

ETM  — Escrowed to Maturity.

FHLMC  — Federal Home Loan Mortgage Corp.

GO  — General Obligation

SOFR  — Secured Overnight Financing Rate

First Eagle Funds | Annual Report | October 31, 2024

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2024

As of October 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$78,405,819
Aggregate gross unrealized depreciation	(27,548,886)
Net unrealized appreciation	$50,856,933
Federal income tax cost of investments	$4,693,247,403

See Notes to Financial Statements.

First Eagle Funds | Annual Report | October 31, 2024

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
Municipal Bonds — 96.4%
Alaska — 0.6%
Alaska Industrial Development & Export Authority, Interior Alaska Natural Gas Utility, Revenue, Series 2020 A, 5.00%, 06/01/2028	930,000	968,478
American Samoa — 0.1%
American Samoa Economic Development Authority, Revenue, Refunding, Series 2015 A, 6.63%, 09/01/2035	100,000	101,780
Arizona — 6.9%
Arizona Industrial Development Authority, Doral Academy of Northern Nevada Obligated Group, Revenue, Refunding, Series 2021 A, 4.00%, 07/15/2028 (a)	200,000	200,444
Industrial Development Authority of the County of Pima (The), La Posada at Park Centre, Inc. Obligated Group, Revenue, Series 2022 A, 5.75%, 11/15/2025 (a)	665,000	671,866
La Posada at Park Centre, Inc. Obligated Group, Revenue, Series 2022 A, 6.25%, 11/15/2035 (a)	1,000,000	1,091,507
La Posada at Park Centre, Inc. Obligated Group, Revenue, Series 2022 A, 7.00%, 11/15/2057 (a)	900,000	979,684
Leading Edge Academy Maricopa, Revenue, Series 2015, 6.25%, 12/01/2045 (a)	4,925,000	4,986,456
PLC Charter Schools, Revenue, Refunding, Series 2016, 6.00%, 12/01/2036 (a)	3,000,000	3,039,421
Superstition Vistas Community Facilities District No. 1, Assessment Area 4, Special Assessment, Series 2024, 4.30%, 07/01/2034	125,000	120,896
		11,090,274
Arkansas — 1.1%
Batesville Public Facilities Board, White River Health System Obligated Group, Revenue, Refunding, Series 2020, 5.00%, 06/01/2026	500,000	499,402
Clarksville Public Educational Facilities Board, University of the Ozarks, Revenue, Refunding, Series 2024 B, 5.25%, 08/01/2029	195,000	201,083
University of the Ozarks, Revenue, Refunding, Series 2024 B, 5.25%, 08/01/2034	1,040,000	1,074,505
		1,774,990

First Eagle Funds | Annual Report | October 31, 2024

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
California — 2.4%
California Community College Financing Authority, NCCD-Orange Coast Properties LLC, Revenue, Series 2018, 5.00%, 05/01/2025	50,000	50,345
California Health Facilities Financing Authority, Providence St. Joseph Health Obligated Group, Revenue, Series 2014 B, 5.00%, 10/01/2044	1,300,000	1,300,058
California Infrastructure & Economic Development Bank, DesertXpress Enterprises LLC, Revenue, AMT, Series 2020 A-4, 8.00%, 8/15/2025 (a)(b)(c)	1,000,000	1,030,499
California Statewide Financing Authority, TSR Multi-County Special Purpose Trust, Revenue, Series 2002 A, 6.00%, 05/01/2043	200,000	204,581
Kaweah Delta Health Care District Guild, Revenue, Series 2015 B, 3.25%, 06/01/2029	300,000	278,649
Palomar Health, Obligated Group, Revenue, Refunding, Series 2016, 5.00%, 11/01/2024	355,000	355,000
Obligated Group, Revenue, Refunding, Series 2016, 5.00%, 11/01/2036	500,000	492,365
		3,711,497
Colorado — 3.2%
Baseline Metropolitan District No. 1, Revenue, Refunding, Series 2018 A-1, 5.75%, 12/01/2048	3,850,000	3,933,654
Colorado Educational & Cultural Facilities Authority, Vega Collegiate Academy, Revenue, Series 2021 A, 5.00%, 02/01/2034 (a)	600,000	607,440
Colorado Health Facilities Authority, BSLC Obligated Group, Revenue, Refunding, Series 2018 A-1, 5.00%, 03/15/2025	325,000	325,156
Denver Convention Center Hotel Authority, Revenue, Senior Lien, Refunding, Series 2016, 5.00%, 12/01/2024	60,000	60,048
Pueblo Urban Renewal Authority, City of Pueblo Sales Tax, Revenue, Series 2017, 5.00%, 06/01/2036	100,000	97,180
		5,023,478
Connecticut — 0.4%
Connecticut State Health & Educational Facilities Authority, Griffin Health Obligated Group, Revenue, Refunding, Series G-1, 5.00%, 07/01/2027 (a)	100,000	101,523

First Eagle Funds | Annual Report | October 31, 2024

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
Connecticut — 0.4% (continued)
Griffin Health Obligated Group, Revenue, Refunding, Series G-1, 5.00%, 07/01/2028 (a)	100,000	101,891
Griffin Health Obligated Group, Revenue, Refunding, Series G-1, 5.00%, 07/01/2029 (a)	100,000	102,254
Griffin Health Obligated Group, Revenue, Refunding, Series G-1, 5.00%, 07/01/2030 (a)	100,000	101,949
Griffin Health Obligated Group, Revenue, Refunding, Series G-1, 5.00%, 07/01/2032 (a)	150,000	152,165
Griffin Health Obligated Group, Revenue, Refunding, Series G-1, 5.00%, 07/01/2034 (a)	125,000	126,245
		686,027
Florida — 11.3%
Antillia Community Development District, Special Assessment, Series 2024, 5.00%, 05/01/2031	250,000	251,759
Capital Trust Agency, Inc., Franklin Academy Obligated Group, Revenue, Series 2020, 4.00%, 12/15/2024 (a)	385,000	384,401
Marie Selby Botanical Gardens, Inc. (The), Revenue, Series 2021, 4.00%, 06/15/2031 (a)	500,000	468,787
Sarasota-Manatee Jewish Housing Council Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 07/01/2027 (a)	625,000	607,282
Century Park South Community Development District, Special Assessment, Series 2020, 3.00%, 05/01/2025	50,000	49,557
County of Palm Beach, Provident Group-PBAU Properties LLC, Revenue, Series 2019 A, 5.00%, 04/01/2029 (a)	810,000	818,042
Crossings Community Development District, Area 2, Special Assessment, Series 2024, 4.75%, 05/01/2031	300,000	299,835
Crosswinds East Community Development District, Assessment Area 2, Special Assessment, Series 2024, 4.50%, 05/01/2031	240,000	238,936
East Nassau Stewardship District, Wildlight Village Phase 3, Special Assessment, Series 2024, 4.70%, 05/01/2031	840,000	839,025
Entrada Community Development District, Assessments, Special Assessment, Series 2024, 4.38%, 05/01/2031	325,000	323,534

First Eagle Funds | Annual Report | October 31, 2024

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
Florida — 11.3% (continued)
Epperson North Community Development District, Assessment Area 1, Special Assessment, Series 2018 A-1, 5.75%, 11/01/2049 (a)	995,000	1,023,388
Florida Development Finance Corp., AAF Operations Holdings LLC, Revenue, AMT, Refunding, Series 2024, 12.00%, 7/15/2028 (a)(b)(c)	7,750,000	8,220,179
Waste Pro USA, Inc., Revenue, AMT, Series 2019, 5.00%, 05/01/2029 (a)	140,000	142,480
Florida Municipal Loan Council, Shingle Creek Transit & Utility Community Development District, Special Assessment, AMT, Series 2024, 4.50%, 05/01/2031	275,000	273,420
LTC Ranch West Residential Community Development District, Assessment Area 4, Special Assessment, Refunding, Series 2024 AA-4, 4.75%, 05/01/2031	345,000	344,791
Marion Ranch Community Development District, Special Assessment, Series 2024, 5.10%, 05/01/2031	250,000	251,694
Miami-Dade County Industrial Development Authority, Miami Community Charter School, Revenue, Refunding, Series 2020 A, 4.25%, 06/01/2030 (a)	570,000	548,218
Osceola Chain Lakes Community Development District, Assessments, Special Assessment, Series 2020, 3.50%, 05/01/2030	350,000	330,055
Palm Beach County Health Facilities Authority, Lifespace Communities, Inc. Obligated Group, Revenue, Refunding, Series 2015 C, 5.00%, 05/15/2028	20,000	20,020
Palm Coast Park Community Development District, Sawmill Branch — Phase 7, Special Assessment, Series 2024, 4.38%, 05/01/2031	470,000	466,564
Peace Crossing Community Development District, Assessment Area 1, Special Assessment, Series 2024, 5.00%, 05/01/2031 (d)	875,000	868,196
Pine Island Community Development District, Special Assessment, Series 2004, 5.75%, 05/01/2035	670,000	673,061
Sarasota County Health Facilities Authority, Southwest Florida Retirement Center, Inc. Obligated Group, Revenue, Refunding, Series 2016, 5.00%, 01/01/2025	25,000	25,022
Silverlake Community Development District, Assessment Area 2, Special Assessment, Series 2024, 4.50%, 05/01/2031	400,000	387,072

First Eagle Funds | Annual Report | October 31, 2024

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
Florida — 11.3% (continued)
Southern Groves Community Development District No. 5, Assessment Area, Special Assessment, Refunding, Series 2019, 3.25%, 05/01/2029	290,000	276,770
Villages of Westport Community Development District, Assessments, Special Assessment, Series 2005 A, 5.70%, 05/01/2035	40,000	40,181
Yarborough Lane Community Development District, Yarborough Lane Community Development District Series 2024 Special Assessment, Special Assessment, Series 2024, 4.75%, 05/01/2031 (a)	250,000	249,590
		18,421,859
Georgia — 4.6%
Atlanta Development Authority (The), City of Atlanta Westside Tax Allocation District Gulch Area, Tax Allocation, Series 2024 A-1, 5.00%, 04/01/2034 (a)	3,250,000	3,267,375
City of Atlanta Westside Tax Allocation District Gulch Area, Tax Allocation, Series 2024 A-2, 5.50%, 04/01/2039 (a)	2,850,000	2,888,724
Development Authority of Cobb County (The), Kennesaw State University Real Estate Obligated Group 2015 ABC, Revenue, Junior Lien, Series 2014 C, 5.00%, 07/15/2029	235,000	235,095
Development Authority of The City of Marietta, Life University, Inc., Revenue, Refunding, Series 2017 A, 5.00%, 11/01/2027 (a)	500,000	505,159
Main Street Natural Gas, Inc., Revenue, Series 2022 C, 4.00%, 11/1/2027 (a)(b)(c)	500,000	498,293
		7,394,646
Illinois — 6.2%
Chicago Board of Education, GO, Series 2015 C, 5.25%, 12/01/2039	120,000	120,005
City of Calumet City, GO, Series 2023 B, 4.50%, 03/01/2037	600,000	556,879
City of Chicago, GO, Series 2002 B, 5.50%, 01/01/2030	15,000	15,025
GO, Refunding, Series 2005 D, 5.50%, 01/01/2040	3,355,000	3,354,520
Illinois Finance Authority, Acero Charter Schools, Inc. Obligated Group, Revenue, Refunding, Series 2021, 4.00%, 10/01/2028 (a)	580,000	579,579
Benedictine University, Revenue, Refunding, Series 2017, 5.00%, 10/01/2030	1,000,000	957,314

First Eagle Funds | Annual Report | October 31, 2024

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
Illinois — 6.2% (continued)
Lifespace Communities, Inc. Obligated Group, Revenue, Refunding, Series 2015 A, 5.00%, 05/15/2035	250,000	247,136
OSF Healthcare System Obligated Group, Revenue, Refunding, Series 2020 B-1, 5.00%, 11/15/2024 (b)(c)	250,000	250,126
Plymouth Place Obligated Group, Revenue, Series 2022 A, 6.75%, 05/15/2058	100,000	107,720
Washington and Jane Smith Community — Orland Park, Revenue, Refunding, Series 2022, 4.00%, 10/15/2026	465,000	457,900
Marshall Putnam & Bureau Counties, Community Unit School District No. 5 Henry, Revenue, Series 2024, 4.75%, 12/01/2030	2,220,000	2,219,995
Village of Rantoul, Evans Road Redevelopment Area, Tax Allocation, Refunding, Series 2024, 5.25%, 12/01/2033 (a)	400,000	399,538
Western Illinois Economic Development Authority, Memorial Hospital Association, Revenue, Refunding, Series 2016, 4.00%, 06/01/2033	620,000	577,286
		9,843,023
Indiana — 0.8%
Indiana Finance Authority, Retirement Living, Inc., Revenue, Refunding, Series 2015 A, 5.00%, 03/01/2039	125,000	125,074
Rock Creek Community Academy, Inc., Revenue, Series 2018 A, 5.25%, 07/01/2028 (a)	700,000	704,453
Rock Creek Community Academy, Inc., Revenue, Series 2018 A, 5.88%, 07/01/2038 (a)	540,000	547,808
		1,377,335
Iowa — 0.6%
Crawford County Memorial Hospital, Inc., Revenue, Series 2024, 5.00%, 06/15/2027	1,000,000	1,014,225
Kentucky — 1.3%
Louisville/Jefferson County Metropolitan Government, Bellarmine University, Inc., Revenue, Refunding, Series 2017 A, 4.00%, 05/01/2029	100,000	95,312
Bellarmine University, Inc., Revenue, Refunding, Series 2015, 5.00%, 05/01/2031	2,000,000	1,977,663
		2,072,975

First Eagle Funds | Annual Report | October 31, 2024

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
Louisiana — 2.6%
Calcasieu Parish Memorial Hospital Service District, Southwest Louisiana Healthcare System Obligated Group, Revenue, Refunding, Series 2019, 5.00%, 12/01/2034	2,000,000	2,012,316
Louisiana Local Government Environmental Facilities & Community Development Authority, Glen Retirement System Obligated Group, Revenue, Series 2019 A, 5.00%, 01/01/2025	370,000	368,961
Glen Retirement System Obligated Group, Revenue, Series 2019 A, 5.00%, 01/01/2026	390,000	383,104
Glen Retirement System Obligated Group, Revenue, Series 2019 A, 5.00%, 01/01/2027	410,000	396,999
Glen Retirement System Obligated Group, Revenue, Series 2019 A, 5.00%, 01/01/2028	430,000	410,138
Glen Retirement System Obligated Group, Revenue, Series 2019 A, 5.00%, 01/01/2029	450,000	422,757
Provident Group — ULM Properties LLC, Revenue, Series 2019 A, 5.00%, 07/01/2039 (a)	100,000	94,331
		4,088,606
Maryland — 3.2%
City of Baltimore, Baltimore Hotel Corp., Revenue, Refunding, Series 2017, 5.00%, 09/01/2033	1,105,000	1,114,434
County of Frederick, Mount St Mary's University, Inc., Revenue, Refunding, Series 2017 A, 5.00%, 09/01/2032 (a)	740,000	745,576
County of Prince George's, Westphalia Town Center Development District, Tax Allocation, Series 2018, 5.00%, 07/01/2030 (a)	1,200,000	1,221,084
Prince George's County Revenue Authority, County of Prince George's MD Suitland-Naylor Road Development District, Tax Allocation, Series 2016, 5.00%, 07/01/2046 (a)	2,000,000	2,001,466
		5,082,560
Massachusetts — 1.0%
Massachusetts Development Finance Agency, Lawrence General Hospital Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 07/01/2028	675,000	667,949
Salem Community Corp. Obligated Group, Revenue, Refunding, Series 2022, 5.00%, 01/01/2030	465,000	466,589

First Eagle Funds | Annual Report | October 31, 2024

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
Massachusetts — 1.0% (continued)
Salem Community Corp. Obligated Group, Revenue, Refunding, Series 2022, 5.00%, 01/01/2031	485,000	486,938
		1,621,476
Michigan — 2.0%
Flint Hospital Building Authority, Hurley Medical Center, Revenue, Refunding, Series 2020, 5.00%, 07/01/2026	500,000	501,504
Kalamazoo Economic Development Corp., Friendship Village of Kalamazoo Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 08/15/2031 (a)	890,000	869,280
Michigan Finance Authority, Albion College, Revenue, Refunding, Series 2022, 5.00%, 12/01/2027	85,000	71,239
Albion College, Revenue, Refunding, Series 2022, 5.00%, 12/01/2033	40,000	30,785
Albion College, Revenue, Refunding, Series 2022, 5.00%, 12/01/2036	1,000,000	747,092
Aquinas College, Revenue, Refunding, Series 2021, 4.00%, 05/01/2031	500,000	445,074
Detroit Public Lighting Authority Utility Users Tax, Revenue, Series 2014 B, 5.00%, 07/01/2026	25,000	25,033
Michigan Strategic Fund, Friendship Village of Kalamazoo Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 08/15/2031 (a)	665,000	649,518
		3,339,525
Minnesota — 0.7%
City of Landfall Village, Pines of Richfield LLC (The), Revenue, Series 2024, 4.75%, 08/01/2029	205,000	205,793
Pines of Richfield LLC (The), Revenue, Series 2024, 4.80%, 08/01/2030	215,000	216,003
Pines of Richfield LLC (The), Revenue, Series 2024, 4.85%, 08/01/2031	225,000	226,073
Pines of Richfield LLC (The), Revenue, Series 2024, 4.90%, 08/01/2032	235,000	236,119
Pines of Richfield LLC (The), Revenue, Series 2024, 5.00%, 08/01/2033	250,000	251,186
		1,135,174

First Eagle Funds | Annual Report | October 31, 2024

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
Mississippi — 0.0% (e)
Mississippi Home Corp., Revenue, GNMA Insured, Series 2018 A, 2.65%, 12/01/2024	15,000	14,981
Missouri — 0.2%
Grindstone Plaza Transportation Development District, Revenue, Series 2006 A, 5.40%, 10/01/2026	205,000	204,994
Health & Educational Facilities Authority of the State of Missouri, Mercy Health, Revenue, Series 2014 F, 5.00%, 11/15/2045	150,000	150,013
		355,007
Nevada — 3.6%
City of Las Vegas, Special Improvement District No. 812, Special Assessment, Series 2015, 5.00%, 12/01/2031	550,000	556,243
City of Sparks, Special Improvement District No. 1, Special Assessment, Series 2024, 5.00%, 06/01/2044 (d)	400,000	403,090
State of Nevada Department of Business & Industry, DesertXpress Enterprises LLC, Revenue, AMT, Series 2020 A-4, 8.13%, 8/15/2025 (b)(c)	4,520,000	4,657,847
		5,617,180
New Hampshire — 2.6%
New Hampshire Business Finance Authority, Revenue, Series 2024, 5.30%, 12/01/2032 (a)	272,000	272,281
Revenue, Series 2024, 5.25%, 12/01/2035 (a)	2,000,000	1,960,607
Revenue, Series 2024, 5.38%, 12/15/2035 (a)	2,000,000	2,002,755
		4,235,643
New Jersey — 0.6%
City of Atlantic City, GO, Refunding, Series 2013, 5.00%, 12/01/2024	540,000	539,818
GO, Refunding, Series 2013, 5.00%, 12/01/2025	45,000	44,923
New Jersey Economic Development Authority, United Airlines, Inc., Revenue, AMT, Refunding, Series 2012, 5.75%, 09/15/2027	100,000	100,141
United Airlines, Inc., Revenue, AMT, Series 1999, 5.25%, 09/15/2029	210,000	210,215
New Jersey Educational Facilities Authority, Rider University A New Jersey Non-Profit Corp., Revenue, Series 2017 F, 3.25%, 07/01/2030	25,000	21,402
		916,499

First Eagle Funds | Annual Report | October 31, 2024

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
New York — 5.4%
Allegany County Capital Resource Corp., Houghton College, Revenue, Refunding, Series 2022 A, 5.00%, 12/01/2026	170,000	168,892
Houghton College, Revenue, Refunding, Series 2022 A, 5.00%, 12/01/2032	1,385,000	1,356,095
Build NYC Resource Corp., East Harlem Scholars Academy Charter School Obligated Group, Revenue, Series 2022, 5.75%, 06/01/2052 (a)	750,000	788,231
City of Glens Falls, Revenue, Series 2011, 5.00%, 06/15/2026	1,485,000	1,486,171
Dobbs Ferry Local Development Corp., Mercy University, Revenue, Series 2014, 5.00%, 07/01/2039	20,000	20,003
Monroe County Industrial Development Corp., St. Ann's of Greater Rochester Obligated Group, Revenue, Refunding, Series 2019, 4.00%, 01/01/2030	1,070,000	1,030,576
MTA Hudson Rail Yards Trust Obligations, Revenue, Series 2016 A, 5.00%, 11/15/2056	20,000	20,002
New York City Housing Development Corp., Revenue, Series 2022 E-1, 2.20%, 11/01/2024	25,000	25,000
New York Liberty Development Corp., 3 World Trade Center LLC, Revenue, Refunding, Series 2014, Class 3, 7.25%, 11/15/2044 (a)	500,000	500,296
New York State Dormitory Authority, Pace University, Revenue, Refunding, Series 2013 A, 4.25%, 05/01/2042	25,000	25,011
New York State Housing Finance Agency, Revenue, GNMA Insured, Series 2017 L, 2.10%, 11/01/2024	20,000	20,000
New York Transportation Development Corp., Laguardia Gateway Partners LLC, Revenue, AMT, Series 2016 A, 5.00%, 07/01/2041	1,000,000	994,550
Laguardia Gateway Partners LLC, Revenue, AMT, Series 2016 A, 5.00%, 07/01/2046	105,000	104,274
Laguardia Gateway Partners LLC, Revenue, AMT, Series 2016 A, 5.25%, 01/01/2050	780,000	779,967
Oneida County Local Development Corp., Utica University, Revenue, Refunding, Series 2019, 5.00%, 07/01/2025	80,000	80,179

First Eagle Funds | Annual Report | October 31, 2024

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
New York — 5.4% (continued)
Oneida Indian Nation of New York, Revenue, Series 2024 B, 6.00%, 09/01/2043 (a)	145,000	157,920
Onondaga Civic Development Corp., Crouse Health Hospital, Inc. Obligated Group, Revenue, Refunding, Series 2024 A, 5.00%, 08/01/2031	350,000	362,206
Suffolk Regional Off-Track Betting Co., Revenue, Series 2024, 6.00%, 12/01/2053	675,000	702,814
		8,622,187
North Dakota — 2.8%
City of Horace, GO, Special Assessment, Refunding, Series 2024 B, 4.85%, 08/01/2026	1,000,000	1,000,688
County of Ward, Trinity Health Obligated Group, Revenue, Series 2017 C, 5.00%, 06/01/2034	1,000,000	1,018,202
Trinity Health Obligated Group, Revenue, Series 2017 C, 5.00%, 06/01/2048	2,610,000	2,567,666
		4,586,556
Ohio — 4.1%
County of Fairfield, Fairfield Medical Center Obligated Group, Revenue, Refunding, Series 2013, 5.13%, 06/15/2033	5,000,000	4,906,341
County of Hardin, Ohio Northern University, Revenue, Refunding, Series 2020, 4.00%, 05/01/2026	75,000	73,630
County of Washington, Marietta Area Health Care, Inc. Obligated Group, Revenue, Refunding, Series 2022, 6.75%, 12/01/2052	500,000	547,351
Ohio Air Quality Development Authority, Ohio Valley Electric Corp., Revenue, Series 2009 C, 1.50%, 11/4/2025 (b)(c)	1,000,000	963,006
		6,490,328
Oklahoma — 0.9%
Oklahoma County Finance Authority, Aerospace Science and Technology Education Center, Inc., Revenue, Series 2024, 5.25%, 06/15/2034 (a)	775,000	787,164

First Eagle Funds | Annual Report | October 31, 2024

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
Oklahoma — 0.9% (continued)
Tulsa Airports Improvement Trust, American Airlines, Inc., Revenue, AMT, Refunding, Series 2001 B, 5.50%, 12/01/2035	700,000	701,236
		1,488,400
Oregon — 2.4%
Port of Morrow, GO, Series 2024 A, 5.15%, 10/01/2026 (a)	3,905,000	3,862,605
Pennsylvania — 0.8%
Bucks County Industrial Development Authority, Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2027	200,000	203,047
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2029	275,000	281,780
Butler County Hospital Authority, Butler Health System Obligated Group, Revenue, Refunding, Series 2015 A, 5.00%, 07/01/2026	20,000	20,011
City of Erie Higher Education Building Authority, Mercyhurst University, Revenue, Series 2016, 5.00%, 09/15/2026 (a)	230,000	230,180
Cumberland County Municipal Authority, Diakon Lutheran Social Ministries Obligated Group, Revenue, Refunding, Series 2016, 5.00%, 01/01/2025	25,000	25,022
Montgomery County Higher Education and Health Authority, Holy Redeemer Health System Obligated Group, Revenue, Refunding, Series 2014 A, 5.00%, 10/01/2026	50,000	50,009
St. Mary Hospital Authority, Trinity Health Corp. Obligated Group, Revenue, Series 2007 F, (3-month SOFR+ 0.83%), 4.43%, 11/15/2034 (b)	715,000	698,905
		1,508,954
Texas — 4.4%
Abilene Convention Center Hotel Development Corp., City of Abilene Abilene Convention Center, Revenue, Second Lien, Series 2021 B, 3.75%, 10/01/2031 (a)	500,000	454,840
Arlington Higher Education Finance Corp., Newman International Academy, Revenue, Series 2021 A, 4.00%, 08/15/2031	350,000	330,754
Austin Convention Enterprises, Inc., Revenue, First Tier, Refunding, Series 2017 A, 5.00%, 01/01/2026	150,000	150,650

First Eagle Funds | Annual Report | October 31, 2024

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
Texas — 4.4% (continued)
City of Dorchester, Cottonwood Public Improvement District Major Improvement Area No. 1, Special Assessment, Series 2024, 5.25%, 09/15/2031 (a)	350,000	343,239
City of Huntsville, Reserves of Huntsville Public Improvement District (The), Special Assessment, Series 2024, 4.50%, 09/15/2031 (a)	355,000	355,840
Clifton Higher Education Finance Corp., Valor Texas Education Foundation, Revenue, Series 2024 A, 5.00%, 06/15/2034 (a)	325,000	322,227
County of Medina, Talley Ho Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 4.88%, 09/01/2034 (a)	1,453,000	1,406,587
Edinburg Economic Development Corp., Revenue, Series 2019, 4.00%, 08/15/2029 (a)	585,000	561,362
Hidalgo County Regional Mobility Authority, Revenue, Junior Lien, Refunding, Series 2022 B, 4.00%, 12/01/2038	100,000	95,067
New Hope Cultural Education Facilities Finance Corp., CHF-Collegiate Housing College Station I LLC, Revenue, AGMC Insured, Series 2014 A, 5.00%, 04/01/2046	1,000,000	1,000,056
Jubilee Academic Center, Inc., Revenue, Refunding, Series 2021, 4.00%, 08/15/2025 (a)	440,000	438,881
Sanctuary LTC LLC, Revenue, Series 2021 A-1, 5.00%, 01/01/2032	750,000	752,206
Reagan Hospital District of Reagan County, GO, Series 2014 A, 5.00%, 02/01/2029	700,000	699,910
		6,911,619
Utah — 0.9%
Utah Charter School Finance Authority, Freedom Academy Foundation, Revenue, Refunding, Series 2017, 4.50%, 06/15/2027 (a)	1,510,000	1,499,111
Vermont — 0.0% (e)
East Central Vermont Telecommunications District, Revenue, Refunding, Series 2017 A, 5.75%, 12/01/2031 (a)	10,000	10,006
Virgin Islands — 1.0%
Virgin Islands Public Finance Authority, United States Virgin Islands, Revenue, Refunding, Series 2014 C, 5.00%, 10/01/2030 (a)	1,500,000	1,499,923
United States Virgin Islands, Revenue, Refunding, Series 2012 A, 5.00%, 10/01/2032	100,000	98,092
		1,598,015

First Eagle Funds | Annual Report | October 31, 2024

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
Washington — 2.0%
Washington State Housing Finance Commission, German Retirement Home of the State of Washington Obligated Group, Revenue, Series 2024 B-1, 4.50%, 07/01/2030 (a)	1,000,000	999,991
Horizon House Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 01/01/2027 (a)	1,560,000	1,571,490
Spokane International Academy, Revenue, Series 2021 A, 4.00%, 07/01/2028 (a)	305,000	295,439
Spokane International Academy, Revenue, Series 2021 A, 4.00%, 07/01/2029 (a)	320,000	307,408
		3,174,328
West Virginia — 0.3%
City of Huntington, Downtown Development/Redevelopment District No. 1, Tax Allocation, Refunding, Series 2024 A, 5.50%, 06/01/2049	450,000	454,763
West Virginia Hospital Finance Authority, Vandalia Health, Inc. Obligated Group, Revenue, Refunding, Series 2014 A, 5.00%, 09/01/2025	10,000	10,008
		464,771
Wisconsin — 15.4%
Public Finance Authority, Revenue, Series 2023-1, Class A, 5.75%, 07/01/2062	2,862,581	3,004,191
Ameream LLC, Revenue, Series 2017, 6.50%, 12/01/2037 (a)	2,500,000	2,556,114
Austin FBO LLC, Revenue, AMT, Series 2018 A, 7.05%, 9/1/2027 (a)(b)(c)	495,000	497,704
Bancroft Neurohealth Obligated Group, Revenue, Series 2016 A, 5.00%, 06/01/2026 (a)	1,005,000	1,015,191
Cincinnati Classical Academy, Revenue, Series 2024 A, 5.25%, 06/15/2035 (a)	1,075,000	1,075,047
Denton County Municipal Utility District No. 16, Revenue, Series 2024, 5.75%, 12/15/2033 (a)	5,000,000	4,838,597
Dominium Holdings I LLC, Revenue, Series 2024-1, Class B-1, 6.81%, 04/28/2036 (a)	900,000	915,196
Guilford College, Revenue, Refunding, Series 2016, 5.00%, 01/01/2026	685,000	681,355
Harris County Municipal Utility District No. 544, Revenue, Series 2024, 5.88%, 11/15/2029 (a)	1,000,000	995,371

First Eagle Funds | Annual Report | October 31, 2024

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | October 31, 2024

Investments	Principal Amount ($)	Value ($)
Wisconsin — 15.4% (continued)
Mary's Woods at Marylhurst Obligated Group, Revenue, Refunding, Series 2017 A, 5.00%, 05/15/2029 (a)	85,000	86,081
Montgomery County Municipal Utility District Nos. 123 & 153, Revenue, Series 2024, 0.00%, 12/15/2034 (a)(f)	1,072,000	586,583
QCF Behavioral Hospitals I Obligated Group, Revenue, Series 2024 A, 7.50%, 07/01/2059 (a)	3,000,000	3,335,262
Sarpy County Sanitary & Improvement District No. 365, Special Assessment, Series 2024 A, 7.00%, 06/17/2029 (a)	503,303	509,825
Sarpy County Sanitary & Improvement District No. 365, Special Assessment, Series 2024 C, 7.00%, 08/26/2029 (a)	878,882	868,179
Sarpy County Sanitary & Improvement District No. 365, Special Assessment, Series 2024 D, 7.00%, 09/23/2029 (a)	592,372	592,441
Sarpy County Sanitary & Improvement District No. 376, Special Assessment, Series 2024 A, 7.00%, 09/17/2029 (a)	462,737	454,028
Wittenberg University, Revenue, Series 2016, 5.00%, 12/01/2031 (a)	3,000,000	2,818,803
Wisconsin Health & Educational Facilities Authority, Ascension Health Credit Group, Revenue, Refunding, Series 2016 A, 5.00%, 11/15/2024	10,000	10,005
		24,839,973
Total Municipal Bonds (Cost $154,956,528)		154,944,091
	Shares
Short-Term Investments — 0.1%
Investment Companies — 0.1%
JP Morgan U.S. Government Money Market Fund, Capital Shares 4.86% (g) (Cost $153,972)	153,972	153,972
Total Investments — 96.5% (Cost $155,110,500)		155,098,063
Other Assets Less Liabilities — 3.5%		5,578,767
Net Assets — 100.0%		160,676,830

First Eagle Funds | Annual Report | October 31, 2024

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | October 31, 2024

(a)  Securities exempt from registration under Rule 144A or section 4(a)(2) of the Securities Act of 1933. Total value of all such securities at October 31, 2024 amounted to $82,500,700, which represents approximately 51.35% of net assets of the Fund.

(b)  Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of October 31, 2024.

(c)  Security with "Put" features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on October 31, 2024.

(d)  When-issued security.

(e)  Represents less than 0.05% of net assets.

(f)  Zero Coupon Security. Debt security that pays no cash income but is sold at substantial discount from its value at maturity.

(g)  Represents 7-day effective yield as of October 31, 2024.

Abbreviations

AGMC  — Insured by Assured Guaranty Municipal Corp.

AMT  — Alternative Minimum Tax

GO  — General Obligation

SOFR  — Secured Overnight Financing Rate

As of October 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$887,678
Aggregate gross unrealized depreciation	(912,211)
Net unrealized depreciation	$(24,533)
Federal income tax cost of investments	$155,122,596

See Notes to Financial Statements.

First Eagle Funds | Annual Report | October 31, 2024

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Statements of Assets and Liabilities

	First Eagle Global Fund*	First Eagle Overseas Fund*
Assets
Investments, at Cost (Note 1)
Investments in non-affiliates	$29,809,904,207	$7,677,775,668
Investments in affiliates	2,948,396,561	327,008,212
Gold bullion	2,461,714,969	357,409,268
Silver bullion	—	—
Investments, at Value (Note 1)
Investments in non-affiliates	46,802,529,869	10,627,065,270
Investments in affiliates	2,826,215,153	441,535,842
Gold bullion	6,663,738,941	1,278,581,767
Silver bullion	—	—
Due from custodian	—	—
Unrealized appreciation on forward foreign currency exchange contracts	55,647,439	28,626,991
Receivable for investment securities sold	123,480	54,573
Foreign tax reclaims receivable	59,960,675	26,117,758
Receivable for Fund shares sold	42,337,285	9,380,446
Accrued interest and dividends receivable	87,699,680	30,454,015
Investment for trustee deferred compensation plan (Note 2)	10,451,484	2,067,115
Other assets	358,583	89,176
Total Assets	56,549,062,589	12,443,972,953
Liabilities
Investment advisory fees payable (Note 2)	36,485,028	8,072,002
Payable for investment securities purchased	85,857,095	15,035,250
Distribution fees payable (Note 3)	4,218,208	354,819
Administrative fees payable (Note 2)	442,023	82,565
Trustee deferred compensation plan (Note 2)	10,451,484	2,067,115
Service fees payable (Note 3)	316,343	13,255
Trustee fees payable	204,640	85,596
IRS compliance fees for foreign withholding tax claims payable	20,941,890	37,211,235
Unrealized depreciation on forward foreign currency exchange contracts	3,983,898	2,002,400
Payable for Fund shares redeemed	37,121,746	6,522,127
Accrued expenses and other liabilities	12,919,943	4,045,685
Total Liabilities	212,942,298	75,492,049
Commitments and contingent liabilities^	—	—
Net Assets	$56,336,120,291	$12,368,480,904
Net Assets Consist of
Capital stock (par value, $0.001 per share)	$767,081	$446,672
Capital surplus	33,071,993,520	8,036,484,923
Total distributable earnings (losses)	23,263,359,690	4,331,549,309
Net Assets	$56,336,120,291	$12,368,480,904

First Eagle Funds | Annual Report | October 31, 2024

October 31, 2024

	First Eagle U.S. Value Fund*	First Eagle Gold Fund*
Assets
Investments, at Cost (Note 1)
Investments in non-affiliates	$696,523,898	$1,256,014,978
Investments in affiliates	—	245,475,637
Gold bullion	67,628,124	127,912,284
Silver bullion	—	172,435,290
Investments, at Value (Note 1)
Investments in non-affiliates	1,222,433,221	2,029,835,994
Investments in affiliates	—	334,405,209
Gold bullion	176,060,378	257,448,902
Silver bullion	—	215,376,227
Due from custodian	—	4,316,082
Unrealized appreciation on forward foreign currency exchange contracts	—	—
Receivable for investment securities sold	—	5,248
Foreign tax reclaims receivable	27,671	1,019,744
Receivable for Fund shares sold	891,640	5,127,425
Accrued interest and dividends receivable	1,713,408	195
Investment for trustee deferred compensation plan (Note 2)	1,498,697	437,781
Other assets	11,031	19,091
Total Assets	1,402,636,046	2,847,991,898
Liabilities
Investment advisory fees payable (Note 2)	903,535	1,800,098
Payable for investment securities purchased	1,317,035	11,430,330
Distribution fees payable (Note 3)	156,670	239,838
Administrative fees payable (Note 2)	6,109	32,244
Trustee deferred compensation plan (Note 2)	1,498,697	437,781
Service fees payable (Note 3)	6,346	27,747
Trustee fees payable	6,773	11,534
IRS compliance fees for foreign withholding tax claims payable	—	—
Unrealized depreciation on forward foreign currency exchange contracts	—	—
Payable for Fund shares redeemed	513,803	1,546,908
Accrued expenses and other liabilities	452,910	819,529
Total Liabilities	4,861,878	16,346,009
Commitments and contingent liabilities^	—	—
Net Assets	$1,397,774,168	$2,831,645,889
Net Assets Consist of
Capital stock (par value, $0.001 per share)	$61,184	$91,135
Capital surplus	675,383,251	2,287,590,304
Total distributable earnings (losses)	722,329,733	543,964,450
Net Assets	$1,397,774,168	$2,831,645,889

First Eagle Funds | Annual Report | October 31, 2024

Statements of Assets and Liabilities (continued)

	First Eagle Global Fund*		First Eagle Overseas Fund*
Class A
Net assets	$15,127,580,377		$1,453,841,100
Shares outstanding	206,799,517		53,773,662
Net asset value per share and redemption proceeds per share	$73.15		$27.04
Offering price per share (NAV per share plus maximum sales charge)**	$77.00	(1)	$28.46	(1)
Class C
Net assets	$1,444,249,985		$60,222,280
Shares outstanding	20,772,700		2,357,034
Net asset value per share and redemption proceeds per share	$69.53		$25.55
Redemption proceeds per share (NAV per share less maximum contingent deferred sale charge)(2)	$68.83		$25.29
Class I
Net assets	$37,097,842,302		$9,627,066,963
Shares outstanding	503,356,923		346,399,690
Net asset value per share and redemption proceeds per share	$73.70		$27.79
Class R6
Net assets	$2,666,447,627		$1,227,350,561
Shares outstanding	36,151,867		44,141,524
Net asset value per share and redemption proceeds per share	$73.76		$27.80

*  First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund and First Eagle Gold Fund financial statements are shown on a consolidated basis and includes the balances of the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Value Cayman Fund, Ltd., and First Eagle Gold Cayman Fund, Ltd., respectively.

^  See Note 2 and Note 5 in the Notes to the Consolidated Financial Statements

**  A contingent deferred sales charge (CDSC) of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.

(1)  The maximum sales charge is 5.00% for Class A shares. Classes C, I and R6 have no front-end sales charges.

(2)  The maximum CDSC is 1.00% for Class C shares, which is charged on the lesser of the original purchase price or the current market value at the time of sale. This pertains to shares sold or redeemed within the first year of purchase.

  See Notes to Financial Statements.

First Eagle Funds | Annual Report | October 31, 2024

October 31, 2024

	First Eagle U.S. Value Fund*		First Eagle Gold Fund*
Class A
Net assets	$638,522,016		$742,946,956
Shares outstanding	28,292,500		24,372,239
Net asset value per share and redemption proceeds per share	$22.57		$30.48
Offering price per share (NAV per share plus maximum sales charge)**	$23.76	(1)	$32.08	(1)
Class C
Net assets	$29,231,550		$130,211,624
Shares outstanding	1,384,879		4,743,206
Net asset value per share and redemption proceeds per share	$21.11		$27.45
Redemption proceeds per share (NAV per share less maximum contingent deferred sale charge)(2)	$20.90		$27.18
Class I
Net assets	$688,338,654		$1,731,704,198
Shares outstanding	29,707,684		54,858,882
Net asset value per share and redemption proceeds per share	$23.17		$31.57
Class R6
Net assets	$41,681,948		$226,783,111
Shares outstanding	1,798,949		7,160,987
Net asset value per share and redemption proceeds per share	$23.17		$31.67

First Eagle Funds | Annual Report | October 31, 2024

Statements of Assets and Liabilities (continued)

	First Eagle Global Income Builder Fund	First Eagle Rising Dividend Fund
Assets
Investments, at Cost (Note 1)
Investments in non-affiliates	$1,422,698,695	$305,494,103
Investments in affiliates	—	—
Gold bullion	59,207,085	—
Foreign currency	—	—
Investments, at Value (Note 1)
Investments in non-affiliates	1,615,705,857	433,227,058
Investments in affiliates	—	—
Gold bullion	132,598,740	—
Foreign currency	—	—
Cash	14,737	—
Unrealized appreciation on forward foreign currency exchange contracts	1,113,951	—
Receivable for investment securities sold	25,137,038	—
Foreign tax reclaims receivable	2,114,918	191,695
Receivable for Fund shares sold	2,079,055	328,215
Accrued interest and dividends receivable	6,866,431	504,427
Investment for trustee deferred compensation plan (Note 2)	1,006,155	1,895,988
Due from adviser	—	21,184
Other assets	14,091	4,772
Total Assets	1,786,650,973	436,173,339
Liabilities
Investment advisory fees payable (Note 2)	1,131,500	187,145
Option contracts written, at value (premiums received $1,984,616, $—, $— and $—, respectively)	5,333,211	—
Payable for investment securities purchased	16,998,489	—
Distribution fees payable (Note 3)	193,742	65,120
Administrative fees payable (Note 2)	75,432	15,279
Trustee deferred compensation plan (Note 2)	1,006,155	1,895,988
Service fees payable (Note 3)	16,034	1,122
Trustee fees payable	6,930	2,326
IRS compliance fees for foreign withholding tax claims payable	276,252	—
Payable for dividends to shareholders	120,628	—
Unrealized depreciation on forward foreign currency exchange contracts	97,652	—
Payable for Fund shares redeemed	1,564,663	640,453
Accrued expenses and other liabilities	931,055	440,967
Total Liabilities	27,751,743	3,248,400
Commitments and contingent liabilities^	—	—
Net Assets	$1,758,899,230	$432,924,939
Net Assets Consist of
Capital stock (par value, $0.001 per share)	$128,003	$15,663
Capital surplus	1,467,162,591	287,440,093
Total distributable earnings (losses)	291,608,636	145,469,183
Net Assets	$1,758,899,230	$432,924,939

First Eagle Funds | Annual Report | October 31, 2024

October 31, 2024

	First Eagle Small Cap Opportunity Fund	First Eagle U.S. Smid Cap Opportunity Fund
Assets
Investments, at Cost (Note 1)
Investments in non-affiliates	$1,603,827,093	$40,180,311
Investments in affiliates	5,687,252	—
Gold bullion	—	—
Foreign currency	—	—
Investments, at Value (Note 1)
Investments in non-affiliates	1,865,409,599	50,035,722
Investments in affiliates	4,023,077	—
Gold bullion	—	—
Foreign currency	—	—
Cash	—	—
Unrealized appreciation on forward foreign currency exchange contracts	—	—
Receivable for investment securities sold	3,503,521	—
Foreign tax reclaims receivable	—	—
Receivable for Fund shares sold	2,945,640	84,954
Accrued interest and dividends receivable	993,140	9,623
Investment for trustee deferred compensation plan (Note 2)	3,622,337	200,957
Due from adviser	254,505	44,642
Other assets	13,776	1,679
Total Assets	1,880,765,595	50,377,577
Liabilities
Investment advisory fees payable (Note 2)	1,389,088	31,833
Option contracts written, at value (premiums received $1,984,616, $—, $— and $—, respectively)	—	—
Payable for investment securities purchased	5,026,437	—
Distribution fees payable (Note 3)	22,149	274
Administrative fees payable (Note 2)	55,951	25,843
Trustee deferred compensation plan (Note 2)	3,622,337	200,957
Service fees payable (Note 3)	—	—
Trustee fees payable	4,039	—
IRS compliance fees for foreign withholding tax claims payable	—	—
Payable for dividends to shareholders	—	—
Unrealized depreciation on forward foreign currency exchange contracts	—	—
Payable for Fund shares redeemed	1,364,425	—
Accrued expenses and other liabilities	760,924	175,233
Total Liabilities	12,245,350	434,140
Commitments and contingent liabilities^	—	—
Net Assets	$1,868,520,245	$49,943,437
Net Assets Consist of
Capital stock (par value, $0.001 per share)	$180,009	$4,274
Capital surplus	1,662,040,350	40,515,132
Total distributable earnings (losses)	206,299,886	9,424,031
Net Assets	$1,868,520,245	$49,943,437
First Eagle Funds | Annual Report | October 31, 2024

Statements of Assets and Liabilities (continued)

	First Eagle Global Income Builder Fund		First Eagle Rising Dividend Fund
Class A
Net assets	$679,029,307		$285,394,505
Shares outstanding	49,293,828		10,420,922
Net asset value per share and redemption proceeds per share	$13.78		$27.39
Offering price per share (NAV per share plus maximum sales charge)*	$14.51	(1)	$28.83	(1)
Class C
Net assets	$73,815,421		$5,485,130
Shares outstanding	5,323,986		348,828
Net asset value per share and redemption proceeds per share	$13.86		$15.72
Redemption proceeds per share (NAV per share less maximum contingent deferred sale charge)(2)	$13.72		$15.56
Class I
Net assets	$929,623,191		$133,670,223
Shares outstanding	67,802,292		4,604,708
Net asset value per share and redemption proceeds per share	$13.71		$29.03
Class R6
Net assets	$76,431,311		$8,375,081
Shares outstanding	5,583,058		288,554
Net asset value per share and redemption proceeds per share	$13.69		$29.02

^  See Note 2 and Note 5 in the Notes to the Consolidated Financial Statements

*  A contingent deferred sales charge (CDSC) of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge. With respect to the First Eagle Global Income Builder Fund, a contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares made within 18 months following a purchase of $250,000 or more without an initial sales charge.

(1)  The maximum sales charge is 5.00% for Class A shares. Classes C, I and R6 have no front-end sales charges.

(2)  The maximum CDSC is 1.00% for Class C shares, which is charged on the lesser of the original purchase price or the current market value at the time of sale. This pertains to shares sold or redeemed within the first year of purchase.

  See Notes to Financial Statements.

First Eagle Funds | Annual Report | October 31, 2024

October 31, 2024

	First Eagle Small Cap Opportunity Fund		First Eagle U.S. Smid Cap Opportunity Fund
Class A
Net assets	$102,705,444		$1,297,650
Shares outstanding	9,940,432		113,192
Net asset value per share and redemption proceeds per share	$10.33		$11.46
Offering price per share (NAV per share plus maximum sales charge)*	$10.87	(1)	$12.06	(1)
Class C
Net assets	$—		$—
Shares outstanding	—		—
Net asset value per share and redemption proceeds per share	$—		$—
Redemption proceeds per share (NAV per share less maximum contingent deferred sale charge)(2)	$—		$—
Class I
Net assets	$1,657,407,784		$48,532,281
Shares outstanding	159,633,477		4,151,011
Net asset value per share and redemption proceeds per share	$10.38		$11.69
Class R6
Net assets	$108,407,017		$113,506
Shares outstanding	10,435,226		10,030
Net asset value per share and redemption proceeds per share	$10.39		$11.32

First Eagle Funds | Annual Report | October 31, 2024

Statements of Assets and Liabilities (continued)

	First Eagle Global Real Assets Fund*	First Eagle High Yield Municipal Fund**
Assets
Investments, at Cost (Note 1)
Investments in non-affiliates	$12,588,010	$4,692,549,057
Gold bullion	423,554	—
Investments, at Value (Note 1)
Investments in non-affiliates	13,862,902	4,744,104,336
Gold bullion	551,559	—
Receivable for investment securities sold	—	237,470,633
Foreign tax reclaims receivable	6,972	—
Receivable for Fund shares sold	77,243	33,810,778
Accrued interest and dividends receivable	18,605	63,489,368
Investment for trustee deferred compensation plan (Note 2)	155,684	—
Due from adviser	61,926	60,271
Other assets	2,105	7,456
Total Assets	14,736,996	5,078,942,842
Liabilities
Investment advisory fees payable (Note 2)	7,909	1,564,773
Due to custodian	—	7,827
Payable for investment securities purchased	—	503,529,417
Payable for Floating Rate Note Obligations	—	326,775,000
Distribution fees payable (Note 3)	435	275,396
Administrative fees payable (Note 2)	15,466	55,763
Trustee deferred compensation plan (Note 2)	155,684	—
Service fees payable (Note 3)	—	15,818
Trustee fees payable	45	14,902
Payable for dividends to shareholders	—	170,339
Payable for Fund shares redeemed	4,084	8,505,992
Interest expense and fees payable	—	567,900
Accrued expenses and other liabilities	255,407	410,606
Total Liabilities	439,030	841,893,733
Commitments and contingent liabilities^	—	—
Net Assets	$14,297,966	$4,237,049,109
Net Assets Consist of
Capital stock (par value, $0.001 per share)	$1,260	$490,378
Capital surplus	12,666,767	4,312,859,647
Total distributable earnings (losses)	1,629,939	(76,300,916)
Net Assets	$14,297,966	$4,237,049,109

First Eagle Funds | Annual Report | October 31, 2024

October 31, 2024

First Eagle Short Duration High Yield Municipal Fund
Assets
Investments, at Cost (Note 1)
Investments in non-affiliates	$155,110,500
Gold bullion	—
Investments, at Value (Note 1)
Investments in non-affiliates	155,098,063
Gold bullion	—
Receivable for investment securities sold	—
Foreign tax reclaims receivable	—
Receivable for Fund shares sold	6,790,025
Accrued interest and dividends receivable	2,557,750
Investment for trustee deferred compensation plan (Note 2)	—
Due from adviser	134,178
Other assets	2,352
Total Assets	164,582,368
Liabilities
Investment advisory fees payable (Note 2)	53,521
Due to custodian	—
Payable for investment securities purchased	3,496,496
Payable for Floating Rate Note Obligations	—
Distribution fees payable (Note 3)	7,623
Administrative fees payable (Note 2)	4,985
Trustee deferred compensation plan (Note 2)	—
Service fees payable (Note 3)	—
Trustee fees payable	620
Payable for dividends to shareholders	7,204
Payable for Fund shares redeemed	172,773
Interest expense and fees payable	—
Accrued expenses and other liabilities	162,316
Total Liabilities	3,905,538
Commitments and contingent liabilities^	—
Net Assets	$160,676,830
Net Assets Consist of
Capital stock (par value, $0.001 per share)	$15,673
Capital surplus	160,649,737
Total distributable earnings (losses)	11,420
Net Assets	$160,676,830

First Eagle Funds | Annual Report | October 31, 2024

Statements of Assets and Liabilities (continued)

	First Eagle Global Real Assets Fund*		First Eagle High Yield Municipal Fund**
Class A
Net assets	$2,010,918		$1,109,653,979
Shares outstanding	176,193		128,366,630
Net asset value per share and redemption proceeds per share	$11.41		$8.64
Offering price per share (NAV per share plus maximum sales charge)***	$12.01	(1)	$8.86	(2)
Class C
Net assets	$—		$79,515,004
Shares outstanding	—		9,205,822
Net asset value per share and redemption proceeds per share	$—		$8.64
Redemption proceeds per share (NAV per share less maximum contingent deferred sale charge)(3)	$—		$8.55
Class I
Net assets	$11,075,321		$3,046,661,749
Shares outstanding	976,752		352,664,774
Net asset value per share and redemption proceeds per share	$11.34		$8.64
Class R6
Net assets	$1,211,727		$1,218,377
Shares outstanding	106,908		140,756
Net asset value per share and redemption proceeds per share	$11.33		$8.66

*  First Eagle Global Real Assets Fund financial statements are shown on a consolidated basis and includes the balances of the First Eagle Global Real Asset Cayman Fund, Ltd.

**  First Eagle High Yield Municipal Fund was known as First Eagle High Income Fund prior to December 27, 2023.

***  A contingent deferred sales charge (CDSC) of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge. With respect to the First Eagle High Yield Municipal Fund and the First Eagle Short Duration High Yield Municipal Fund, a contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares made within 18 months following a purchase of $250,000 or more without an initial sales charge.

^  See Note 2 and Note 5 in the Notes to the Consolidated Financial Statements

(1)  The maximum sales charge is 5.00% for Class A shares. Classes C, I and R6 have no front-end sales charges.

(2)  The maximum sales charge is 2.50% for Class A shares. Classes C, I and R6 have no front-end sales charges.

(3)  The maximum CDSC is 1.00% for Class C shares, which is charged on the lesser of the original purchase price or the current market value at the time of sale. This pertains to shares sold or redeemed within the first year of purchase.

  See Notes to Financial Statements.

First Eagle Funds | Annual Report | October 31, 2024

October 31, 2024

	First Eagle Short Duration High Yield Municipal Fund
Class A
Net assets	$43,432,869
Shares outstanding	4,232,723
Net asset value per share and redemption proceeds per share	$10.26
Offering price per share (NAV per share plus maximum sales charge)***	$10.52	(2)
Class C
Net assets	$—
Shares outstanding	—
Net asset value per share and redemption proceeds per share	$—
Redemption proceeds per share (NAV per share less maximum contingent deferred sale charge)(3)	$—
Class I
Net assets	$116,167,964
Shares outstanding	11,335,372
Net asset value per share and redemption proceeds per share	$10.25
Class R6
Net assets	$1,075,997
Shares outstanding	104,854
Net asset value per share and redemption proceeds per share	$10.26

First Eagle Funds | Annual Report | October 31, 2024

Statements of Operations

	First Eagle Global Fund*	First Eagle Overseas Fund*
Investment Income
Interest (net of $170,004, $53,255, $— and $— foreign taxes withheld)	$246,538,186	$22,835,918
Dividends from:
Non-affiliates (net of $61,835,633, $31,265,188, $142,587 and $4,439,715 foreign taxes withheld)	956,359,897	312,110,341
Affiliated issuers (net of $239,098, $1,596,078, $— and $362,307 foreign taxes withheld)	67,881,803	11,955,962
Total Income	1,270,779,886	346,902,221
Expenses
Investment advisory fees (Note 2)	393,022,590	93,232,514
Distributions fees (Note 3)
Class A	35,809,583	3,584,878
Class C	11,352,683	517,828
Class R3	10,962	354
Class R4	587	1,635
Shareholder servicing agent fees	39,164,390	10,596,493
Service fees (Note 3)
Class C	3,784,228	172,609
Class R3	4,348	141
Administrative fees (Note 2)	3,854,189	1,012,105
Professional fees	980,220	292,224
Custodian and accounting fees	6,017,132	2,167,532
Shareholder reporting fees	2,600,186	790,651
Trustees' fees	1,980,487	533,273
Registration and filing fees	424,339	344,695
Other expenses	948,649	251,745
Total Expenses	499,954,573	113,498,677
Expense waiver (Note 2)	—	—
Expense reductions due to earnings credits (Note 1)	(1,572,543)	(213,106)
Net Expenses	498,382,030	113,285,571
Net Investment Income (Note 1)	772,397,856	233,616,650
Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Related Transactions (Note 1)
Net realized gains (losses) on:
Transactions from investments in non-affiliates	1,640,482,075	309,583,085
Transactions from investments in affiliates	366,038	31,778
Commodity related transactions	403,823,456	298,066,536
Settlement of foreign currency and foreign currency transactions	(1,556,143)	(4,013,068)
Settlement of forward foreign currency exchange contracts	33,427,622	21,435,204
	2,076,543,048	625,103,535

First Eagle Funds | Annual Report | October 31, 2024

October 31, 2024

	First Eagle U.S. Value Fund*	First Eagle Gold Fund*
Investment Income
Interest (net of $170,004, $53,255, $— and $— foreign taxes withheld)	$7,487,660	$3,107,360
Dividends from:
Non-affiliates (net of $61,835,633, $31,265,188, $142,587 and $4,439,715 foreign taxes withheld)	20,147,543	29,094,257
Affiliated issuers (net of $239,098, $1,596,078, $— and $362,307 foreign taxes withheld)	—	2,048,459
Total Income	27,635,203	34,250,076
Expenses
Investment advisory fees (Note 2)	9,707,346	17,964,886
Distributions fees (Note 3)
Class A	1,493,077	1,543,986
Class C	225,666	858,845
Class R3	63	1,026
Class R4	15	509
Shareholder servicing agent fees	834,109	2,267,498
Service fees (Note 3)
Class C	75,222	286,282
Class R3	25	408
Administrative fees (Note 2)	195,294	309,890
Professional fees	211,396	268,107
Custodian and accounting fees	240,188	623,183
Shareholder reporting fees	92,775	230,091
Trustees' fees	60,503	102,301
Registration and filing fees	128,433	162,236
Other expenses	36,531	58,596
Total Expenses	13,300,643	24,677,844
Expense waiver (Note 2)	(198,502)	—
Expense reductions due to earnings credits (Note 1)	(108,273)	(140,202)
Net Expenses	12,993,868	24,537,642
Net Investment Income (Note 1)	14,641,335	9,712,434
Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Related Transactions (Note 1)
Net realized gains (losses) on:
Transactions from investments in non-affiliates	66,435,780	83,241,972
Transactions from investments in affiliates	—	2,832,231
Commodity related transactions	9,670,813	147,320,589
Settlement of foreign currency and foreign currency transactions	(33)	(190,967)
Settlement of forward foreign currency exchange contracts	—	—
	76,106,560	233,203,825

First Eagle Funds | Annual Report | October 31, 2024

Statements of Operations (continued)

	First Eagle Global Fund*	First Eagle Overseas Fund*
Changes in unrealized appreciation (depreciation) on:
Investment in non-affiliates and commodity related transactions (net of increase in deferred capital gain country tax accruals of $1,274,899, $448,364, $— and $—)	$9,045,858,447	$1,540,075,178
Investment in affiliates	189,944,670	11,381,147
Foreign currency and foreign currency translations	(937,759)	(358,552)
Forward foreign currency exchange contracts	6,056,341	1,284,704
	9,240,921,699	1,552,382,477
Net realized and unrealized gains (losses) on investments, commodity, foreign currency and forward contract related transactions	11,317,464,747	2,177,486,012
Net Increase in Net Assets Resulting from Operations	$12,089,862,603	$2,411,102,662

*  First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund and First Eagle Gold Fund financial statements are shown on a consolidated basis and includes the balances of the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Value Cayman Fund, Ltd., and First Eagle Gold Cayman Fund, Ltd., respectively.

  See Notes to Financial Statements.

First Eagle Funds | Annual Report | October 31, 2024

October 31, 2024

	First Eagle U.S. Value Fund*	First Eagle Gold Fund*
Changes in unrealized appreciation (depreciation) on:
Investment in non-affiliates and commodity related transactions (net of increase in deferred capital gain country tax accruals of $1,274,899, $448,364, $— and $—)	$243,691,369	$460,460,786
Investment in affiliates	—	81,447,555
Foreign currency and foreign currency translations	(297)	(16,031)
Forward foreign currency exchange contracts	—	—
	243,691,072	541,892,310
Net realized and unrealized gains (losses) on investments, commodity, foreign currency and forward contract related transactions	319,797,632	775,096,135
Net Increase in Net Assets Resulting from Operations	$334,438,967	$784,808,569

First Eagle Funds | Annual Report | October 31, 2024

Statements of Operations (continued)

	First Eagle Global Income Builder Fund	First Eagle Rising Dividend Fund
Investment Income
Interest (net of $—, $—, $— and $— foreign taxes withheld)	$23,978,107	$313,127
Dividends from:
Non-affiliates (net of $2,581,902, $104,767, $— and $— foreign taxes withheld)	41,411,518	9,372,560
Total Income	65,389,625	9,685,687
Expenses
Investment advisory fees (Note 2)	12,900,132	2,041,075
Distributions fees (Note 3)
Class A	1,642,398	684,478
Class C	587,855	49,332
Class R3	21	21
Class R4	20	14
Shareholder servicing agent fees	1,108,037	461,671
Service fees (Note 3)
Class C	195,952	16,444
Class R3	9	9
Administrative fees (Note 2)	859,998	186,792
Professional fees	601,767	262,077
Custodian and accounting fees	310,038	132,008
Shareholder reporting fees	118,554	70,601
Trustees' fees	68,094	16,736
Recoupment expense	—	—
Registration and filing fees	216,358	100,267
Other expenses	44,468	19,645
Total Expenses	18,653,701	4,041,170
Expense waiver (Note 2)	—	(543,772)
Expense reductions due to earnings credits (Note 1)	(74,790)	(90,029)
Net Expenses	18,578,911	3,407,369
Net Investment Income (Note 1)	46,810,714	6,278,318
Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Related Transactions (Note 1)
Net realized gains (losses) on:
Transactions from investments in non-affiliates	16,137,351	15,314,522
Transactions from investments in affiliates	—	—
Commodity related transactions	7,923,859	—
Settlement of foreign currency and foreign currency transactions	(297,013)	(13,699)
Settlement of forward foreign currency exchange contracts	481,800	—
Expiration or closing of option contracts written	1,447,908	—
	25,693,905	15,300,823

First Eagle Funds | Annual Report | October 31, 2024

October 31, 2024

	First Eagle Small Cap Opportunity Fund	First Eagle U.S. Smid Cap Opportunity Fund
Investment Income
Interest (net of $—, $—, $— and $— foreign taxes withheld)	$—	$—
Dividends from:
Non-affiliates (net of $2,581,902, $104,767, $— and $— foreign taxes withheld)	25,346,431	491,829
Total Income	25,346,431	491,829
Expenses
Investment advisory fees (Note 2)	15,237,819	290,613
Distributions fees (Note 3)
Class A	228,802	1,177
Class C	—	—
Class R3	—	—
Class R4	—	—
Shareholder servicing agent fees	2,265,340	9,489
Service fees (Note 3)
Class C	—	—
Class R3	—	—
Administrative fees (Note 2)	371,257	86,047
Professional fees	232,524	160,307
Custodian and accounting fees	236,655	91,979
Shareholder reporting fees	287,553	15,243
Trustees' fees	64,644	2,079
Recoupment expense	24,132	—
Registration and filing fees	245,525	57,674
Other expenses	36,893	10,121
Total Expenses	19,231,144	724,729
Expense waiver (Note 2)	(1,017,730)	(351,412)
Expense reductions due to earnings credits (Note 1)	(32,772)	(3,218)
Net Expenses	18,180,642	370,099
Net Investment Income (Note 1)	7,165,789	121,730
Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Related Transactions (Note 1)
Net realized gains (losses) on:
Transactions from investments in non-affiliates	5,613,170	(430,268)
Transactions from investments in affiliates	(228,378)	—
Commodity related transactions	—	—
Settlement of foreign currency and foreign currency transactions	—	—
Settlement of forward foreign currency exchange contracts	—	—
Expiration or closing of option contracts written	—	—
	5,384,792	(430,268)

First Eagle Funds | Annual Report | October 31, 2024

Statements of Operations (continued)

	First Eagle Global Income Builder Fund	First Eagle Rising Dividend Fund
Changes in unrealized appreciation (depreciation) on:
Investment in non-affiliates and commodity related transactions (net of increase in deferred capital gain country tax accruals of $17,387, $—, $— and $—)	$227,150,957	$91,667,386
Investment in affiliates	—	—
Foreign currency and foreign currency translations	(97,944)	18,806
Forward foreign currency exchange contracts	(179,785)	—
Option contracts written	(3,742,884)	—
	223,130,344	91,686,192
Net realized and unrealized gains (losses) on investments, commodity, foreign currency and forward contract related transactions	248,824,249	106,987,015
Net Increase in Net Assets Resulting from Operations	$295,634,963	$113,265,333

  See Notes to Financial Statements.

First Eagle Funds | Annual Report | October 31, 2024

October 31, 2024

	First Eagle Small Cap Opportunity Fund	First Eagle U.S. Smid Cap Opportunity Fund
Changes in unrealized appreciation (depreciation) on:
Investment in non-affiliates and commodity related transactions (net of increase in deferred capital gain country tax accruals of $17,387, $—, $— and $—)	$363,781,753	$10,690,345
Investment in affiliates	(808,923)	—
Foreign currency and foreign currency translations	—	—
Forward foreign currency exchange contracts	—	—
Option contracts written	—	—
	362,972,830	10,690,345
Net realized and unrealized gains (losses) on investments, commodity, foreign currency and forward contract related transactions	368,357,622	10,260,077
Net Increase in Net Assets Resulting from Operations	$375,523,411	$10,381,807

First Eagle Funds | Annual Report | October 31, 2024

Statements of Operations (continued)

	First Eagle Global Real Assets Fund*	First Eagle High Yield Municipal Fund**
Investment Income
Interest (net of $—, $— and $— foreign taxes withheld)	$—	$79,127,686
Dividends from:
Non-affiliates (net of $26,561, $— and $— foreign taxes withheld)	371,914	270,202
Total Income	371,914	79,397,888
Expenses
Investment advisory fees (Note 2)	84,873	6,470,622
Distributions fees (Note 3)
Class A	4,751	999,497
Class C	—	213,081
Class R3	—	282
Class R4	—	2
Shareholder servicing agent fees	6,098	882,318
Service fees (Note 3)
Class C	—	71,027
Class R3	—	113
Administrative fees (Note 2)	86,660	355,232
Professional fees	227,286	263,234
Custodian and accounting fees	136,506	174,302
Shareholder reporting fees	15,080	88,065
Trustees' fees	10,833	31,752
Interest expense	—	287,800
Registration and filing fees	56,340	883,583
Other expenses	11,901	22,686
Total Expenses	640,328	10,743,596
Expense waiver (Note 2)	(521,440)	(1,202,402)
Expense reductions due to earnings credits (Note 1)	(3,009)	(46,246)
Net Expenses	115,879	9,494,948
Net Investment Income (Note 1)	256,035	69,902,940
Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Related Transactions (Note 1)
Net realized gains (losses) on:
Transactions from investments in non-affiliates	(83,406)	(2,097,494)
Commodity related transactions	176,660	—
Settlement of foreign currency and foreign currency transactions	(9,576)	10
	83,678	(2,097,484)

First Eagle Funds | Annual Report | October 31, 2024

October 31, 2024

First Eagle Short Duration High Yield Municipal Fund 1/2/24† - 10/31/24
Investment Income
Interest (net of $—, $— and $— foreign taxes withheld)	$1,866,754
Dividends from:
Non-affiliates (net of $26,561, $— and $— foreign taxes withheld)	20,193
Total Income	1,886,947
Expenses
Investment advisory fees (Note 2)	168,828
Distributions fees (Note 3)
Class A	16,304
Class C	—
Class R3	—
Class R4	—
Shareholder servicing agent fees	18,946
Service fees (Note 3)
Class C	—
Class R3	—
Administrative fees (Note 2)	25,315
Professional fees	192,052
Custodian and accounting fees	66,257
Shareholder reporting fees	15,737
Trustees' fees	1,558
Interest expense	—
Registration and filing fees	79,653
Other expenses	6,952
Total Expenses	591,602
Expense waiver (Note 2)	(492,722)
Expense reductions due to earnings credits (Note 1)	(824)
Net Expenses	98,056
Net Investment Income (Note 1)	1,788,891
Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Related Transactions (Note 1)
Net realized gains (losses) on:
Transactions from investments in non-affiliates	(4,872)
Commodity related transactions	—
Settlement of foreign currency and foreign currency transactions	—
(4,872)

First Eagle Funds | Annual Report | October 31, 2024

Statements of Operations (continued)

	First Eagle Global Real Assets Fund*	First Eagle High Yield Municipal Fund**
Changes in unrealized appreciation (depreciation) on:
Investment in non-affiliates and commodity related transactions	$1,850,975	$65,159,338
Foreign currency and foreign currency translations	(332)	—
	1,850,643	65,159,338
Net realized and unrealized gains (losses) on investments, commodity and foreign currency related transactions	1,934,321	63,061,854
Net Increase in Net Assets Resulting from Operations	$2,190,356	$132,964,794

*  First Eagle Global Real Assets Fund financial statements are shown on a consolidated basis and includes the balances of the First Eagle Global Real Asset Cayman Fund, Ltd.

**  First Eagle High Yield Municipal Fund was known as First Eagle High Income Fund prior to December 27, 2023.

†  Inception date.

  See Notes to Financial Statements.

First Eagle Funds | Annual Report | October 31, 2024

October 31, 2024

First Eagle Short Duration High Yield Municipal Fund 1/2/24† - 10/31/24
Changes in unrealized appreciation (depreciation) on:
Investment in non-affiliates and commodity related transactions	$(12,437)
Foreign currency and foreign currency translations	—
(12,437)
Net realized and unrealized gains (losses) on investments, commodity and foreign currency related transactions	(17,309)
Net Increase in Net Assets Resulting from Operations	$1,771,582

First Eagle Funds | Annual Report | October 31, 2024

Statements of Changes in Net Assets

	First Eagle Global Fund*		First Eagle Overseas Fund*
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Operations
Net investment income	$772,397,856	$712,933,093	$233,616,650	$224,865,752
Net realized gain on investments, foreign currency and forward contract related transactions	2,076,543,048	1,072,241,912	625,103,535	55,079,458
Change in unrealized appreciation (depreciation) on investments, foreign currency and forward contract related translations	9,240,921,699	2,687,436,861	1,552,382,477	971,276,633
Net increase in net assets resulting from operations	12,089,862,603	4,472,611,866	2,411,102,662	1,251,221,843
Distributions to Shareholders
Distributable earnings:
Class A	(476,472,548)	(532,262,215)	(31,790,527)	(51,515,550)
Class C	(43,860,612)	(73,844,904)	(1,164,501)	(3,499,629)
Class I	(1,170,598,120)	(1,201,145,307)	(235,095,957)	(330,889,508)
Class R3	(467,965)	(300,468)	(8,462)	(10,928)
Class R4	(65,416)	(52,892)	(114,289)	(516,040)
Class R5	(7,978)	(4,292)	(1,027)	(1,389)
Class R6	(84,348,553)	(78,042,283)	(34,779,408)	(51,189,271)
Decrease in net assets resulting from distributions	(1,775,821,192)	(1,885,652,361)	(302,954,171)	(437,622,315)
Fund Share Transactions
Class A
Net proceeds from shares sold	902,898,419	932,378,681	103,751,530	129,738,590
Net asset value of shares issued for reinvested dividends and distributions	417,748,177	462,969,675	29,118,152	46,987,934
Cost of shares redeemed	(1,990,276,449)	(1,756,209,796)	(281,759,302)	(315,584,580)
Decrease in net assets from Fund share transactions	(669,629,853)	(360,861,440)	(148,889,620)	(138,858,056)
Class C
Net proceeds from shares sold	168,806,447	159,243,316	5,485,918	10,028,422
Net asset value of shares issued for reinvested dividends and distributions	41,505,889	69,690,281	1,096,427	3,306,288
Cost of shares redeemed	(554,768,126)	(577,794,408)	(32,627,078)	(38,244,224)
Decrease in net assets from Fund share transactions	(344,455,790)	(348,860,811)	(26,044,733)	(24,909,514)
Class I
Net proceeds from shares sold	4,853,052,805	5,159,536,258	1,399,043,949	2,516,370,739
Net asset value of shares issued for reinvested dividends and distributions	1,018,464,881	1,040,505,108	210,292,492	293,043,001
Cost of shares redeemed	(5,425,587,580)	(4,792,999,401)	(2,733,965,845)	(2,754,833,013)
Increase (decrease) in net assets from Fund share transactions	445,930,106	1,407,041,965	(1,124,629,404)	54,580,727
Class R3^
Net proceeds from shares sold	800,063	9,928,674	16,549	96,333
Net asset value of shares issued for reinvested dividends and distributions	467,965	300,468	8,462	10,928
Cost of shares redeemed	(14,441,910)	(5,240,478)	(449,739)	(24,725)
Increase (decrease) in net assets from Fund share transactions	(13,173,882)	4,988,664	(424,728)	82,536

First Eagle Funds | Annual Report | October 31, 2024

	First Eagle U.S. Value Fund*		First Eagle Gold Fund*
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Operations
Net investment income	$14,641,335	$15,318,841	$9,712,434	$21,431,446
Net realized gain on investments, foreign currency and forward contract related transactions	76,106,560	64,143,466	233,203,825	16,711,465
Change in unrealized appreciation (depreciation) on investments, foreign currency and forward contract related translations	243,691,072	21,683,493	541,892,310	232,407,167
Net increase in net assets resulting from operations	334,438,967	101,145,800	784,808,569	270,550,078
Distributions to Shareholders
Distributable earnings:
Class A	(35,915,770)	(42,377,864)	(5,154,188)	—
Class C	(1,826,542)	(2,657,277)	(253,973)	—
Class I	(37,008,037)	(42,529,115)	(15,422,133)	—
Class R3	(4,458)	(4,891)	(3,861)	—
Class R4	(2,849)	(2,596)	(14,386)	—
Class R5	(5,869)	(5,988)	(5,118)	—
Class R6	(2,193,025)	(2,106,071)	(1,860,249)	—
Decrease in net assets resulting from distributions	(76,956,550)	(89,683,802)	(22,713,908)	—
Fund Share Transactions
Class A
Net proceeds from shares sold	27,323,134	31,596,683	122,745,062	119,158,024
Net asset value of shares issued for reinvested dividends and distributions	31,617,086	37,419,319	4,911,757	—
Cost of shares redeemed	(74,766,587)	(78,260,209)	(130,806,208)	(141,281,427)
Decrease in net assets from Fund share transactions	(15,826,367)	(9,244,207)	(3,149,389)	(22,123,403)
Class C
Net proceeds from shares sold	3,487,062	4,437,835	14,376,527	16,654,612
Net asset value of shares issued for reinvested dividends and distributions	1,664,563	2,429,213	241,570	—
Cost of shares redeemed	(11,000,964)	(12,768,012)	(28,797,729)	(29,044,356)
Decrease in net assets from Fund share transactions	(5,849,339)	(5,900,964)	(14,179,632)	(12,389,744)
Class I
Net proceeds from shares sold	98,186,740	90,166,671	338,846,341	511,516,624
Net asset value of shares issued for reinvested dividends and distributions	25,055,673	28,326,301	13,851,484	—
Cost of shares redeemed	(102,024,784)	(121,635,227)	(443,077,982)	(398,085,068)
Increase (decrease) in net assets from Fund share transactions	21,217,629	(3,142,255)	(90,380,157)	113,431,556
Class R3^
Net proceeds from shares sold	200	765	45,937	1,343,375
Net asset value of shares issued for reinvested dividends and distributions	4,458	4,890	3,861	—
Cost of shares redeemed	(79,036)	(67)	(1,247,931)	(1,292,873)
Increase (decrease) in net assets from Fund share transactions	(74,378)	5,588	(1,198,133)	50,502

First Eagle Funds | Annual Report | October 31, 2024

Statements of Changes in Net Assets (continued)

	First Eagle Global Fund*		First Eagle Overseas Fund*
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Class R4^
Net proceeds from shares sold	77,216	578,415	164,674	1,937,720
Net asset value of shares issued for reinvested dividends and distributions	65,416	52,892	114,289	516,040
Cost of shares redeemed	(2,018,348)	(216,094)	(5,639,834)	(11,386,911)
Increase (decrease) in net assets from Fund share transactions	(1,875,716)	415,213	(5,360,871)	(8,933,151)
Class R5^
Net proceeds from shares sold	6,261	137,361	4,136	14,664
Net asset value of shares issued for reinvested dividends and distributions	4,799	4,292	1,027	1,389
Cost of shares redeemed	(231,679)	(37,471)	(47,190)	(17,469)
Increase (decrease) in net assets from Fund share transactions	(220,619)	104,182	(42,027)	(1,416)
Class R6
Net proceeds from shares sold	628,328,209	519,884,403	151,540,868	201,676,513
Net asset value of shares issued for reinvested dividends and distributions	74,502,423	69,480,659	34,097,431	50,566,252
Cost of shares redeemed	(579,349,948)	(326,508,848)	(472,380,559)	(313,273,802)
Increase (decrease) in net assets from Fund share transactions	123,480,684	262,856,214	(286,742,260)	(61,031,037)
Increase (decrease) in net assets from Fund share transactions	(459,945,070)	965,683,987	(1,592,133,643)	(179,069,911)
Net increase (decrease) in net assets	9,854,096,341	3,552,643,492	516,014,848	634,529,617
Net Assets (Note 1)
Beginning of period	46,482,023,950	42,929,380,458	11,852,466,056	11,217,936,439
End of period	$56,336,120,291	$46,482,023,950	$12,368,480,904	$11,852,466,056
Changes in Shares Outstanding
Class A
Shares outstanding, beginning of period	216,362,656	222,066,205	59,656,595	65,581,973
Shares sold	13,505,416	15,270,294	4,116,476	5,528,830
Shares issued on reinvestment of distributions	6,858,457	7,841,628	1,243,303	2,061,779
Shares redeemed	(29,927,012)	(28,815,471)	(11,242,712)	(13,515,987)
Shares outstanding, end of period	206,799,517	216,362,656	53,773,662	59,656,595
Class C
Shares outstanding, beginning of period	26,084,098	32,037,627	3,444,418	4,564,760
Shares sold	2,647,035	2,722,928	233,000	449,507
Shares issued on reinvestment of distributions	712,058	1,232,366	49,211	152,504
Shares redeemed	(8,670,491)	(9,908,823)	(1,369,595)	(1,722,353)
Shares outstanding, end of period	20,772,700	26,084,098	2,357,034	3,444,418
Class I
Shares outstanding, beginning of period	495,595,080	472,421,232	389,313,607	387,720,084
Shares sold	72,240,354	83,957,617	54,468,069	104,305,822
Shares issued on reinvestment of distributions	16,630,713	17,531,678	8,754,891	12,544,649
Shares redeemed	(81,109,224)	(78,315,447)	(106,136,877)	(115,256,948)
Shares outstanding, end of period	503,356,923	495,595,080	346,399,690	389,313,607

First Eagle Funds | Annual Report | October 31, 2024

	First Eagle U.S. Value Fund*		First Eagle Gold Fund*
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Class R4^
Net proceeds from shares sold	1,297	7,615	77,494	398,418
Net asset value of shares issued for reinvested dividends and distributions	2,849	2,596	14,386	—
Cost of shares redeemed	(49,419)	(53)	(1,551,853)	(343,359)
Increase (decrease) in net assets from Fund share transactions	(45,273)	10,158	(1,459,973)	55,059
Class R5^
Net proceeds from shares sold	6,722	11,188	45,674	188,286
Net asset value of shares issued for reinvested dividends and distributions	868	928	4,271	—
Cost of shares redeemed	(96,780)	(1,937)	(479,637)	(408,878)
Increase (decrease) in net assets from Fund share transactions	(89,190)	10,179	(429,692)	(220,592)
Class R6
Net proceeds from shares sold	8,513,801	10,454,050	69,141,467	61,445,816
Net asset value of shares issued for reinvested dividends and distributions	2,189,335	2,096,998	1,748,970	—
Cost of shares redeemed	(8,878,747)	(6,373,402)	(48,120,317)	(35,549,281)
Increase (decrease) in net assets from Fund share transactions	1,824,389	6,177,646	22,770,120	25,896,535
Increase (decrease) in net assets from Fund share transactions	1,157,471	(12,083,855)	(88,026,856)	104,699,913
Net increase (decrease) in net assets	258,639,888	(621,857)	674,067,805	375,249,991
Net Assets (Note 1)
Beginning of period	1,139,134,280	1,139,756,137	2,157,578,084	1,782,328,093
End of period	$1,397,774,168	$1,139,134,280	$2,831,645,889	$2,157,578,084
Changes in Shares Outstanding
Class A
Shares outstanding, beginning of period	28,915,983	29,351,025	24,654,077	25,679,365
Shares sold	1,356,290	1,704,389	4,691,119	5,013,496
Shares issued on reinvestment of distributions	1,727,710	2,066,224	206,811	—
Shares redeemed	(3,707,483)	(4,205,655)	(5,179,768)	(6,038,784)
Shares outstanding, end of period	28,292,500	28,915,983	24,372,239	24,654,077
Class C
Shares outstanding, beginning of period	1,679,875	2,009,999	5,376,559	5,969,493
Shares sold	184,827	253,839	604,989	769,747
Shares issued on reinvestment of distributions	96,609	141,976	11,220	—
Shares redeemed	(576,432)	(725,939)	(1,249,562)	(1,362,681)
Shares outstanding, end of period	1,384,879	1,679,875	4,743,206	5,376,559
Class I
Shares outstanding, beginning of period	28,483,950	28,579,801	58,456,099	54,080,450
Shares sold	4,787,322	4,743,922	13,006,767	20,867,430
Shares issued on reinvestment of distributions	1,337,016	1,529,498	564,445	—
Shares redeemed	(4,900,604)	(6,369,271)	(17,168,429)	(16,491,781)
Shares outstanding, end of period	29,707,684	28,483,950	54,858,882	58,456,099

First Eagle Funds | Annual Report | October 31, 2024

Statements of Changes in Net Assets (continued)

	First Eagle Global Fund*		First Eagle Overseas Fund*
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Class R3^
Shares outstanding, beginning of period	205,968	126,209	17,092	13,692
Shares sold	12,834	161,680	679	3,975
Shares issued on reinvestment of distributions	7,705	5,091	354	469
Shares redeemed	(226,507)	(87,012)	(18,125)	(1,044)
Shares outstanding, end of period	—	205,968	—	17,092
Class R4^
Shares outstanding, beginning of period	29,134	22,267	216,836	576,504
Shares sold	1,226	9,476	6,744	81,848
Shares issued on reinvestment of distributions	1,068	890	4,767	22,138
Shares redeemed	(31,428)	(3,499)	(228,347)	(463,654)
Shares outstanding, end of period	—	29,134	—	216,836
Class R5^
Shares outstanding, beginning of period	3,470	1,782	1,689	1,735
Shares sold	102	2,209	169	604
Shares issued on reinvestment of distributions	80	73	43	60
Shares redeemed	(3,652)	(594)	(1,901)	(710)
Shares outstanding, end of period	—	3,470	—	1,689
Class R6
Shares outstanding, beginning of period	34,101,190	29,816,528	55,025,651	57,482,854
Shares sold	9,402,409	8,429,172	5,881,268	8,315,489
Shares issued on reinvestment of distributions	1,216,565	1,170,694	1,420,135	2,165,578
Shares redeemed	(8,568,297)	(5,315,204)	(18,185,530)	(12,938,270)
Shares outstanding, end of period	36,151,867	34,101,190	44,141,524	55,025,651

*  First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund and First Eagle Gold Fund financial statements are shown on a consolidated basis and includes the balances of the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Value Cayman Fund, Ltd., and First Eagle Gold Cayman Fund, Ltd., respectively.

^  On February 29, 2024, Class R3, Class R4 and Class R5 shares converted into Class R6 shares. As a result, Class R3, Class R4 and Class R5 shares were terminated.

  See Notes to Financial Statements.

First Eagle Funds | Annual Report | October 31, 2024

	First Eagle U.S. Value Fund*		First Eagle Gold Fund*
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Class R3^
Shares outstanding, beginning of period	3,737	3,437	55,925	51,308
Shares sold	10	40	1,927	59,899
Shares issued on reinvestment of distributions	238	264	158	—
Shares redeemed	(3,985)	(4)	(58,010)	(55,282)
Shares outstanding, end of period	—	3,737	—	55,925
Class R4^
Shares outstanding, beginning of period	2,281	1,735	68,292	66,536
Shares sold	67	408	3,345	15,900
Shares issued on reinvestment of distributions	152	141	586	—
Shares redeemed	(2,500)	(3)	(72,223)	(14,144)
Shares outstanding, end of period	—	2,281	—	68,292
Class R5^
Shares outstanding, beginning of period	4,552	4,005	20,143	29,137
Shares sold	356	594	1,934	7,209
Shares issued on reinvestment of distributions	46	50	174	—
Shares redeemed	(4,954)	(97)	(22,251)	(16,203)
Shares outstanding, end of period	—	4,552	—	20,143
Class R6
Shares outstanding, beginning of period	1,705,115	1,375,767	6,353,503	5,291,172
Shares sold	403,727	546,773	2,561,618	2,500,821
Shares issued on reinvestment of distributions	116,826	113,290	71,096	—
Shares redeemed	(426,719)	(330,715)	(1,825,230)	(1,438,490)
Shares outstanding, end of period	1,798,949	1,705,115	7,160,987	6,353,503

First Eagle Funds | Annual Report | October 31, 2024

Statements of Changes in Net Assets (continued)

	First Eagle Global Income Builder Fund		First Eagle Rising Dividend Fund**
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Operations
Net investment income	$46,810,714	$44,634,372	$6,278,318	$5,998,165
Net realized gain (loss) on investments, commodity, foreign currency and forward contract related transactions and option contracts written	25,693,905	14,423,969	15,300,823	24,985,141
Change in unrealized appreciation (depreciation) on investments, commodity, foreign currency and forward contract related translations and option contracts written	223,130,344	30,873,761	91,686,192	19,172,197
Net increase (decrease) in net assets resulting from operations	295,634,963	89,932,102	113,265,333	50,155,503
Distributions to Shareholders
Distributable earnings:
Class A	(16,847,331)	(23,879,471)	(21,201,944)	(8,920,725)
Class C	(1,412,038)	(2,938,884)	(1,012,252)	(717,656)
Class I	(25,608,733)	(35,201,941)	(8,088,133)	(3,513,420)
Class R3	(105)	(2,189)	(4,079)	(1,757)
Class R4	(380)	(2,016)	(2,834)	(1,175)
Class R5	(23)	(456)	(837)	(399)
Class R6	(1,992,069)	(2,430,376)	(555,937)	(203,647)
Decrease in net assets resulting from distributions	(45,860,679)	(64,455,333)	(30,866,016)	(13,358,779)
Fund Share Transactions
Class A
Net proceeds from shares sold	95,460,012	158,702,246	15,002,736	18,109,802
Net asset value of shares issued for reinvested dividends and distributions	15,529,327	21,600,036	20,071,573	8,391,015
Cost of shares redeemed	(149,430,352)	(108,924,372)	(48,637,648)	(54,121,330)
Increase (decrease) in net assets from Fund share transactions	(38,441,013)	71,377,910	(13,563,339)	(27,620,513)
Class C
Net proceeds from shares sold	7,773,276	14,625,134	860,400	415,939
Net asset value of shares issued for reinvested dividends and distributions	1,359,002	2,788,213	1,006,066	712,791
Cost of shares redeemed	(29,137,271)	(37,629,227)	(5,413,836)	(10,293,049)
Decrease in net assets from Fund share transactions	(20,004,993)	(20,215,880)	(3,547,370)	(9,164,319)
Class I
Net proceeds from shares sold	114,972,376	286,707,410	26,590,666	6,842,143
Net asset value of shares issued for reinvested dividends and distributions	23,060,802	31,611,236	4,708,771	1,945,418
Cost of shares redeemed	(215,857,981)	(206,948,702)	(17,753,843)	(20,221,706)
Increase (decrease) in net assets from Fund share transactions	(77,824,803)	111,369,944	13,545,594	(11,434,145)
Class R3^
Net proceeds from shares sold	—	—	13	—
Net asset value of shares issued for reinvested dividends and distributions	37	2,189	4,079	1,757
Cost of shares redeemed	(63,414)	—	(63,761)	—
Increase (decrease) in net assets from Fund share transactions	(63,377)	2,189	(59,669)	1,757
First Eagle Funds | Annual Report | October 31, 2024

	First Eagle Small Cap Opportunity Fund		First Eagle U.S. Smid Cap Opportunity Fund
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Operations
Net investment income	$7,165,789	$2,965,536	$121,730	$80,149
Net realized gain (loss) on investments, commodity, foreign currency and forward contract related transactions and option contracts written	5,384,792	(46,405,081)	(430,268)	(71,616)
Change in unrealized appreciation (depreciation) on investments, commodity, foreign currency and forward contract related translations and option contracts written	362,972,830	(60,991,729)	10,690,345	(716,756)
Net increase (decrease) in net assets resulting from operations	375,523,411	(104,431,274)	10,381,807	(708,223)
Distributions to Shareholders
Distributable earnings:
Class A	(331,193)	—	(1,661)	(60)
Class C	—	—	—	—
Class I	(8,732,209)	(580,596)	(117,436)	(3,378)
Class R3	—	—	—	—
Class R4	—	—	—	—
Class R5	—	—	—	—
Class R6	(479,410)	(27,517)	(1,676)	(180)
Decrease in net assets resulting from distributions	(9,542,812)	(608,113)	(120,773)	(3,618)
Fund Share Transactions
Class A
Net proceeds from shares sold	38,906,104	33,971,074	1,152,604	34,770
Net asset value of shares issued for reinvested dividends and distributions	321,596	—	1,661	60
Cost of shares redeemed	(15,951,866)	(6,191,272)	(33,000)	—
Increase (decrease) in net assets from Fund share transactions	23,275,834	27,779,802	1,121,265	34,830
Class C
Net proceeds from shares sold	—	—	—	—
Net asset value of shares issued for reinvested dividends and distributions	—	—	—	—
Cost of shares redeemed	—	—	—	—
Decrease in net assets from Fund share transactions	—	—	—	—
Class I
Net proceeds from shares sold	812,758,873	1,026,258,605	11,983,423	27,289,152
Net asset value of shares issued for reinvested dividends and distributions	8,438,320	551,566	12,922	3,378
Cost of shares redeemed	(677,149,839)	(248,023,159)	(1,246,787)	(161)
Increase (decrease) in net assets from Fund share transactions	144,047,354	778,787,012	10,749,558	27,292,369
Class R3^
Net proceeds from shares sold	—	—	—	—
Net asset value of shares issued for reinvested dividends and distributions	—	—	—	—
Cost of shares redeemed	—	—	—	—
Increase (decrease) in net assets from Fund share transactions	—	—	—	—

First Eagle Funds | Annual Report | October 31, 2024

Statements of Changes in Net Assets (continued)

	First Eagle Global Income Builder Fund		First Eagle Rising Dividend Fund**
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Class R4^
Net proceeds from shares sold	2,063	6,730	1,228	3,450
Net asset value of shares issued for reinvested dividends and distributions	300	2,016	2,834	1,175
Cost of shares redeemed	(64,263)	(97)	(45,125)	(40)
Increase (decrease) in net assets from Fund share transactions	(61,900)	8,649	(41,063)	4,585
Class R5^
Net proceeds from shares sold	—	—	2	—
Net asset value of shares issued for reinvested dividends and distributions	7	456	837	399
Cost of shares redeemed	(12,281)	—	(13,180)	—
Increase (decrease) in net assets from Fund share transactions	(12,274)	456	(12,341)	399
Class R6
Net proceeds from shares sold	21,352,716	28,315,324	2,216,374	1,655,761
Net asset value of shares issued for reinvested dividends and distributions	1,985,130	2,421,057	539,169	199,816
Cost of shares redeemed	(19,396,610)	(14,429,131)	(2,366,664)	(1,177,419)
Increase in net assets from Fund share transactions	3,941,236	16,307,250	388,879	678,158
Increase (decrease) in net assets from Fund share transactions	(132,467,124)	178,850,518	(3,289,309)	(47,534,078)
Net increase (decrease) in net assets	117,307,160	204,327,287	79,110,008	(10,737,354)
Net Assets (Note 1)
Beginning of period	1,641,592,070	1,437,264,783	353,814,931	364,552,285
End of period	$1,758,899,230	$1,641,592,070	$432,924,939	$353,814,931
Changes in Shares Outstanding
Class A
Shares outstanding, beginning of period	52,313,628	46,560,925	10,885,417	12,125,113
Shares sold	7,305,639	12,771,686	618,865	797,792
Shares issued on reinvestment of distributions	1,183,813	1,754,983	881,509	383,785
Shares redeemed	(11,509,252)	(8,773,966)	(1,964,869)	(2,421,273)
Shares outstanding, end of period	49,293,828	52,313,628	10,420,922	10,885,417
Class C
Shares outstanding, beginning of period	6,859,097	8,456,225	594,264	1,267,183
Shares sold	588,856	1,173,224	58,125	29,623
Shares issued on reinvestment of distributions	103,084	225,272	76,976	53,658
Shares redeemed	(2,227,051)	(2,995,624)	(380,537)	(756,200)
Shares outstanding, end of period	5,323,986	6,859,097	348,828	594,264
Class I
Shares outstanding, beginning of period	73,870,683	64,970,999	4,041,364	4,542,657
Shares sold	8,905,990	23,208,393	1,046,492	283,305
Shares issued on reinvestment of distributions	1,767,171	2,579,194	193,529	84,287
Shares redeemed	(16,741,552)	(16,887,903)	(676,677)	(868,885)
Shares outstanding, end of period	67,802,292	73,870,683	4,604,708	4,041,364

First Eagle Funds | Annual Report | October 31, 2024

	First Eagle Small Cap Opportunity Fund		First Eagle U.S. Smid Cap Opportunity Fund
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Class R4^
Net proceeds from shares sold	—	—	—	—
Net asset value of shares issued for reinvested dividends and distributions	—	—	—	—
Cost of shares redeemed	—	—	—	—
Increase (decrease) in net assets from Fund share transactions	—	—	—	—
Class R5^
Net proceeds from shares sold	—	—	—	—
Net asset value of shares issued for reinvested dividends and distributions	—	—	—	—
Cost of shares redeemed	—	—	—	—
Increase (decrease) in net assets from Fund share transactions	—	—	—	—
Class R6
Net proceeds from shares sold	44,595,999	54,252,946	55,000	—
Net asset value of shares issued for reinvested dividends and distributions	479,410	27,517	1,676	180
Cost of shares redeemed	(19,555,934)	(7,415,134)	—	—
Increase in net assets from Fund share transactions	25,519,475	46,865,329	56,676	180
Increase (decrease) in net assets from Fund share transactions	192,842,663	853,432,143	11,927,499	27,327,379
Net increase (decrease) in net assets	558,823,262	748,392,756	22,188,533	26,615,538
Net Assets (Note 1)
Beginning of period	1,309,696,983	561,304,227	27,754,904	1,139,366
End of period	$1,868,520,245	$1,309,696,983	$49,943,437	$27,754,904
Changes in Shares Outstanding
Class A
Shares outstanding, beginning of period	7,490,976	4,392,441	8,975	5,413
Shares sold	4,018,628	3,798,896	107,150	3,556
Shares issued on reinvestment of distributions	35,693	—	177	6
Shares redeemed	(1,604,865)	(700,361)	(3,110)	—
Shares outstanding, end of period	9,940,432	7,490,976	113,192	8,975
Class C
Shares outstanding, beginning of period	—	—	—	—
Shares sold	—	—	—	—
Shares issued on reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	—	—
Shares outstanding, end of period	—	—	—	—
Class I
Shares outstanding, beginning of period	143,815,321	58,977,677	3,170,551	116,486
Shares sold	82,436,449	112,506,979	1,086,602	3,053,725
Shares issued on reinvestment of distributions	934,476	61,765	1,350	357
Shares redeemed	(67,552,769)	(27,731,100)	(107,492)	(17)
Shares outstanding, end of period	159,633,477	143,815,321	4,151,011	3,170,551

First Eagle Funds | Annual Report | October 31, 2024

Statements of Changes in Net Assets (continued)

	First Eagle Global Income Builder Fund		First Eagle Rising Dividend Fund**
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Class R3^
Shares outstanding, beginning of period	5,010	4,832	2,445	2,368
Shares issued on reinvestment of distributions	3	178	173	77
Shares redeemed	(5,013)	—	(2,618)	—
Shares outstanding, end of period	—	5,010	—	2,445
Class R4^
Shares outstanding, beginning of period	4,899	4,202	1,619	1,425
Shares sold	164	541	49	145
Shares issued on reinvestment of distributions	24	164	120	51
Shares redeemed	(5,087)	(8)	(1,788)	(2)
Shares outstanding, end of period	—	4,899	—	1,619
Class R5^
Shares outstanding, beginning of period	973	936	501	484
Shares issued on reinvestment of distributions	—	37	35	17
Shares redeemed	(973)	—	(536)	—
Shares outstanding, end of period	—	973	—	501
Class R6
Shares outstanding, beginning of period	5,292,142	3,973,194	272,124	243,545
Shares sold	1,636,871	2,285,965	82,177	69,896
Shares issued on reinvestment of distributions	152,167	197,819	22,269	8,628
Shares redeemed	(1,498,122)	(1,164,836)	(88,016)	(49,945)
Shares outstanding, end of period	5,583,058	5,292,142	288,554	272,124

^  On February 29, 2024, Class R3, Class R4 and Class R5 shares converted into Class R6 shares. As a result, Class R3, Class R4 and Class R5 shares were terminated.

**  First Eagle Rising Dividend Fund was known as First Eagle Fund of America prior to March 1, 2023.

  See Notes to Financial Statements.

First Eagle Funds | Annual Report | October 31, 2024

	First Eagle Small Cap Opportunity Fund		First Eagle U.S. Smid Cap Opportunity Fund
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Class R3^
Shares outstanding, beginning of period	—	—	—	—
Shares issued on reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	—	—
Shares outstanding, end of period	—	—	—	—
Class R4^
Shares outstanding, beginning of period	—	—	—	—
Shares sold	—	—	—	—
Shares issued on reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	—	—
Shares outstanding, end of period	—	—	—	—
Class R5^
Shares outstanding, beginning of period	—	—	—	—
Shares issued on reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	—	—
Shares outstanding, end of period	—	—	—	—
Class R6
Shares outstanding, beginning of period	7,850,147	2,688,408	5,019	5,000
Shares sold	4,491,578	5,983,392	4,830	—
Shares issued on reinvestment of distributions	53,032	3,078	181	19
Shares redeemed	(1,959,531)	(824,731)	—	—
Shares outstanding, end of period	10,435,226	7,850,147	10,030	5,019

First Eagle Funds | Annual Report | October 31, 2024

Statements of Changes in Net Assets (continued)

	First Eagle Global Real Assets Fund*
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Operations
Net investment income	$256,035	$227,985
Net realized gain (loss) on investments, commodity and foreign currency related transactions	83,678	(36,039)
Change in unrealized appreciation (depreciation) on investments, commodity and foreign currency related translations	1,850,643	74,559
Net increase (decrease) in net assets resulting from operations	2,190,356	266,505
Distributions to Shareholders
Distributable earnings:
Class A	(29,923)	(13,695)
Class C	—	—
Class I	(189,360)	(145,313)
Class R3	—	—
Class R4	—	—
Class R5	—	—
Class R6	(22,956)	(20,751)
Return of capital:
Class A	—	—
Class C	—	—
Class I	—	—
Class R3	—	—
Class R4	—	—
Class R5	—	—
Class R6	—	—
Decrease in net assets resulting from distributions	(242,239)	(179,759)
Fund Share Transactions
Class A
Net proceeds from shares sold	26,458	394,672
Net asset value of shares issued for reinvested dividends and distributions	29,923	13,695
Cost of shares redeemed	(31,302)	(3,430)
Increase (decrease) in net assets from Fund share transactions	25,079	404,937
Class C
Net proceeds from shares sold	—	—
Net asset value of shares issued for reinvested dividends and distributions	—	—
Cost of shares redeemed	—	—
Increase (decrease) in net assets from Fund share transactions	—	—
Class I
Net proceeds from shares sold	1,448,354	2,749,565
Net asset value of shares issued for reinvested dividends and distributions	186,621	145,313
Cost of shares redeemed	(623,889)	(1,458,613)
Increase (decrease) in net assets from Fund share transactions	1,011,086	1,436,265

First Eagle Funds | Annual Report | October 31, 2024

	First Eagle High Yield Municipal Fund**		First Eagle Short Duration High Yield Municipal Fund
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period 1/2/24† - 10/31/24
Operations
Net investment income	$69,902,940	$9,244,662	$1,788,891
Net realized gain (loss) on investments, commodity and foreign currency related transactions	(2,097,484)	(5,689,578)	(4,872)
Change in unrealized appreciation (depreciation) on investments, commodity and foreign currency related translations	65,159,338	6,112,959	(12,437)
Net increase (decrease) in net assets resulting from operations	132,964,794	9,668,043	1,771,582
Distributions to Shareholders
Distributable earnings:
Class A	(19,144,908)	(3,483,395)	(293,307)
Class C	(1,150,729)	(280,628)	—
Class I	(50,728,750)	(5,193,256)	(1,428,197)
Class R3	(5,040)	(22,398)	—
Class R4	(74)	(458)	—
Class R5	(77)	(561)	—
Class R6	(171,660)	(190,124)	(39,335)
Return of capital:
Class A	(1,875,965)	—	—
Class C	(133,571)	—	—
Class I	(4,709,853)	—	—
Class R3	(555)	—	—
Class R4	(7)	—	—
Class R5	(8)	—	—
Class R6	(16,143)	—	—
Decrease in net assets resulting from distributions	(77,937,340)	(9,170,820)	(1,760,839)
Fund Share Transactions
Class A
Net proceeds from shares sold	1,098,379,117	12,149,183	45,800,341
Net asset value of shares issued for reinvested dividends and distributions	20,753,148	3,349,892	279,927
Cost of shares redeemed	(90,636,544)	(20,147,817)	(2,490,434)
Increase (decrease) in net assets from Fund share transactions	1,028,495,721	(4,648,742)	43,589,834
Class C
Net proceeds from shares sold	76,487,644	1,457,329	—
Net asset value of shares issued for reinvested dividends and distributions	1,277,666	279,899	—
Cost of shares redeemed	(4,511,297)	(4,216,419)	—
Increase (decrease) in net assets from Fund share transactions	73,254,013	(2,479,191)	—
Class I
Net proceeds from shares sold	3,187,507,157	17,071,435	134,025,223
Net asset value of shares issued for reinvested dividends and distributions	55,031,988	4,336,097	1,421,281
Cost of shares redeemed	(308,239,589)	(44,744,552)	(19,419,586)
Increase (decrease) in net assets from Fund share transactions	2,934,299,556	(23,337,020)	116,026,918

First Eagle Funds | Annual Report | October 31, 2024

Statements of Changes in Net Assets (continued)

	First Eagle Global Real Assets Fund*
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Class R3^
Net proceeds from shares sold	—	—
Net asset value of shares issued for reinvested dividends and distributions	—	—
Cost of shares redeemed	—	—
Increase (decrease) in net assets from Fund share transactions	—	—
Class R4^
Net asset value of shares issued for reinvested dividends and distributions	—	—
Cost of shares redeemed	—	—
Increase (decrease) in net assets from Fund share transactions	—	—
Class R5^
Net proceeds from shares sold	—	—
Net asset value of shares issued for reinvested dividends and distributions	—	—
Cost of shares redeemed	—	—
Increase (decrease) in net assets from Fund share transactions	—	—
Class R6
Net proceeds from shares sold	21,815	4,549
Net asset value of shares issued for reinvested dividends and distributions	22,956	20,751
Cost of shares redeemed	(34,589)	(10,141)
Increase (decrease) in net assets from Fund share transactions	10,182	15,159
Increase (decrease) in net assets from Fund share transactions	1,046,347	1,856,361
Net increase (decrease) in net assets	2,994,464	1,943,107
Net Assets (Note 1)
Beginning of period	11,303,502	9,360,395
End of period	$14,297,966	$11,303,502
Changes in Shares Outstanding
Class A
Shares outstanding, beginning of period	173,842	134,467
Shares sold	2,405	38,372
Shares issued on reinvestment of distributions	2,953	1,338
Shares redeemed	(3,007)	(335)
Shares outstanding, end of period	176,193	173,842
Class C
Shares outstanding, beginning of period	—	—
Shares sold	—	—
Shares issued on reinvestment of distributions	—	—
Shares redeemed	—	—
Shares outstanding, end of period	—	—

First Eagle Funds | Annual Report | October 31, 2024

	First Eagle High Yield Municipal Fund**		First Eagle Short Duration High Yield Municipal Fund
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period 1/2/24† - 10/31/24
Class R3^
Net proceeds from shares sold	4,090	56,063	—
Net asset value of shares issued for reinvested dividends and distributions	5,368	22,383	—
Cost of shares redeemed	(511,451)	(760)	—
Increase (decrease) in net assets from Fund share transactions	(501,993)	77,686	—
Class R4^
Net asset value of shares issued for reinvested dividends and distributions	47	458	—
Cost of shares redeemed	(10,902)	—	—
Increase (decrease) in net assets from Fund share transactions	(10,855)	458	—
Class R5^
Net proceeds from shares sold	1	—	—
Net asset value of shares issued for reinvested dividends and distributions	50	561	—
Cost of shares redeemed	(11,190)	—	—
Increase (decrease) in net assets from Fund share transactions	(11,139)	561	—
Class R6
Net proceeds from shares sold	1,668,663	7,992,381	1,010,000
Net asset value of shares issued for reinvested dividends and distributions	187,704	189,821	39,335
Cost of shares redeemed	(8,944,231)	(1,193,607)	—
Increase (decrease) in net assets from Fund share transactions	(7,087,864)	6,988,595	1,049,335
Increase (decrease) in net assets from Fund share transactions	4,028,437,439	(23,397,653)	160,666,087
Net increase (decrease) in net assets	4,083,464,893	(22,900,430)	160,676,830
Net Assets (Note 1)
Beginning of period	153,584,216	176,484,646	—
End of period	$4,237,049,109	$153,584,216	$160,676,830
Changes in Shares Outstanding
Class A
Shares outstanding, beginning of period	8,207,087	8,796,579	—
Shares sold	128,396,378	1,538,050	4,446,936
Shares issued on reinvestment of distributions	2,417,593	422,540	27,247
Shares redeemed	(10,654,428)	(2,550,082)	(241,460)
Shares outstanding, end of period	128,366,630	8,207,087	4,232,723
Class C
Shares outstanding, beginning of period	637,855	949,515	—
Shares sold	8,955,332	185,200	—
Shares issued on reinvestment of distributions	149,177	35,330	—
Shares redeemed	(536,542)	(532,190)	—
Shares outstanding, end of period	9,205,822	637,855	—

First Eagle Funds | Annual Report | October 31, 2024

Statements of Changes in Net Assets (continued)

	First Eagle Global Real Assets Fund*
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Class I
Shares outstanding, beginning of period	880,735	737,628
Shares sold	133,357	276,322
Shares issued on reinvestment of distributions	18,569	14,288
Shares redeemed	(55,909)	(147,503)
Shares outstanding, end of period	976,752	880,735
Class R3^
Shares outstanding, beginning of period	—	—
Shares sold	—	—
Shares issued on reinvestment of distributions	—	—
Shares redeemed	—	—
Shares outstanding, end of period	—	—
Class R4^
Shares outstanding, beginning of period	—	—
Shares issued on reinvestment of distributions	—	—
Shares redeemed	—	—
Shares outstanding, end of period	—	—
Class R5^
Shares outstanding, beginning of period	—	—
Shares issued on reinvestment of distributions	—	—
Shares redeemed	—	—
Shares outstanding, end of period	—	—
Class R6
Shares outstanding, beginning of period	105,765	104,276
Shares sold	2,085	447
Shares issued on reinvestment of distributions	2,286	2,040
Shares redeemed	(3,228)	(998)
Shares outstanding, end of period	106,908	105,765

*  First Eagle Global Real Assets Fund financial statements are shown on a consolidated basis and includes the balances of the First Eagle Global Real Assets Cayman Fund, Ltd.

**  First Eagle High Yield Municipal Fund was known as First Eagle High Income Fund prior to December 27, 2023.

†  Inception date.

^  On February 29, 2024, Class R3, Class R4 and Class R5 shares converted into Class R6 shares. As a result, Class R3, Class R4 and Class R5 shares were terminated.

  See Notes to Financial Statements.

First Eagle Funds | Annual Report | October 31, 2024

	First Eagle High Yield Municipal Fund**		First Eagle Short Duration High Yield Municipal Fund
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period 1/2/24† - 10/31/24
Class I
Shares outstanding, beginning of period	9,828,992	12,765,238	—
Shares sold	372,578,199	2,150,591	13,094,425
Shares issued on reinvestment of distributions	6,393,708	546,360	138,918
Shares redeemed	(36,136,125)	(5,633,197)	(1,897,971)
Shares outstanding, end of period	352,664,774	9,828,992	11,335,372
Class R3^
Shares outstanding, beginning of period	61,473	51,721	—
Shares sold	506	7,027	—
Shares issued on reinvestment of distributions	663	2,821	—
Shares redeemed	(62,642)	(96)	—
Shares outstanding, end of period	—	61,473	—
Class R4^
Shares outstanding, beginning of period	1,336	1,278	—
Shares issued on reinvestment of distributions	6	58	—
Shares redeemed	(1,342)	—	—
Shares outstanding, end of period	—	1,336	—
Class R5^
Shares outstanding, beginning of period	1,373	1,302	—
Shares issued on reinvestment of distributions	6	71	—
Shares redeemed	(1,379)	—	—
Shares outstanding, end of period	—	1,373	—
Class R6
Shares outstanding, beginning of period	1,005,589	128,496	—
Shares sold	204,881	1,004,508	100,990
Shares issued on reinvestment of distributions	22,755	23,948	3,864
Shares redeemed	(1,092,469)	(151,363)	—
Shares outstanding, end of period	140,756	1,005,589	104,854

First Eagle Funds | Annual Report | October 31, 2024

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Change in net assets resulting from operations				Less dividends and distributions
Selected per share data for the period ended:	Net asset value, beginning of year	Net investment income/ loss		Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions
First Eagle Global Fund Class A***
October 31, 2024	$59.97	0.89		14.51 (j)	15.40	(0.81)	(1.41)	—	(2.22)
October 31, 2023	$56.57	0.84		4.98	5.82	(0.06)	(2.36)	—	(2.42)
October 31, 2022	$68.42	0.51		(8.32)	(7.81)	(1.24)	(2.80)	—	(4.04)
October 31, 2021	$55.42	0.67	(d)	13.79	14.46	(0.51)	(0.95)	—	(1.46)
October 31, 2020	$59.15	0.48		(1.03)	(0.55)	(0.73)	(2.45)	—	(3.18)
First Eagle Global Fund Class C***
October 31, 2024	$57.05	0.36		13.84 (j)	14.20	(0.31)	(1.41)	—	(1.72)
October 31, 2023	$54.26	0.35		4.80	5.15	—	(2.36)	—	(2.36)
October 31, 2022	$65.60	0.04		(7.99)	(7.95)	(0.59)	(2.80)	—	(3.39)
October 31, 2021	$53.12	0.15	(d)	13.28	13.43	—	(0.95)	—	(0.95)
October 31, 2020	$56.69	0.07		(1.01)	(0.94)	(0.18)	(2.45)	—	(2.63)
First Eagle Global Fund Class I***
October 31, 2024	$60.42	1.06		14.60 (j)	15.66	(0.97)	(1.41)	—	(2.38)
October 31, 2023	$56.98	0.99		5.02	6.01	(0.21)	(2.36)	—	(2.57)
October 31, 2022	$68.90	0.67		(8.38)	(7.71)	(1.41)	(2.80)	—	(4.21)
October 31, 2021	$55.79	0.85	(d)	13.87	14.72	(0.66)	(0.95)	—	(1.61)
October 31, 2020	$59.52	0.63		(1.03)	(0.40)	(0.88)	(2.45)	—	(3.33)
First Eagle Global Fund Class R6***
October 31, 2024	$60.46	1.11		14.61 (j)	15.72	(1.01)	(1.41)	—	(2.42)
October 31, 2023	$57.02	1.04		5.01	6.05	(0.25)	(2.36)	—	(2.61)
October 31, 2022	$68.95	0.71		(8.38)	(7.67)	(1.46)	(2.80)	—	(4.26)
October 31, 2021	$55.83	0.90	(d)	13.87	14.77	(0.70)	(0.95)	—	(1.65)
October 31, 2020	$59.55	0.64		(0.99)	(0.35)	(0.92)	(2.45)	—	(3.37)
First Eagle Overseas Fund Class A***
October 31, 2024	$22.81	0.41		4.36	4.77	(0.41)	(0.13)	—	(0.54)
October 31, 2023	$21.26	0.37		1.99	2.36	(0.02)	(0.79)	—	(0.81)
October 31, 2022	$26.71	0.30		(4.30)	(4.00)	(0.87)	(0.58)	—	(1.45)
October 31, 2021	$22.80	0.31	(e)	3.65	3.96	(0.05)	—	—	(0.05)
October 31, 2020	$24.65	0.19		(0.71)	(0.52)	(0.50)	(0.83)	—	(1.33)
First Eagle Overseas Fund Class C***
October 31, 2024	$21.55	0.22		4.13	4.35	(0.22)	(0.13)	—	(0.35)
October 31, 2023	$20.26	0.18		1.90	2.08	—	(0.79)	—	(0.79)
October 31, 2022	$25.44	0.11		(4.09)	(3.98)	(0.62)	(0.58)	—	(1.20)
October 31, 2021	$21.83	0.10	(e)	3.51	3.61	—	—	—	—
October 31, 2020	$23.58	0.02		(0.69)	(0.67)	(0.25)	(0.83)	—	(1.08)
First Eagle Overseas Fund Class I***
October 31, 2024	$23.43	0.49		4.48	4.97	(0.48)	(0.13)	—	(0.61)
October 31, 2023	$21.83	0.44		2.03	2.47	(0.08)	(0.79)	—	(0.87)
October 31, 2022	$27.39	0.37		(4.40)	(4.03)	(0.95)	(0.58)	—	(1.53)
October 31, 2021	$23.38	0.40	(e)	3.73	4.13	(0.12)	—	—	(0.12)
October 31, 2020	$25.24	0.26		(0.72)	(0.46)	(0.57)	(0.83)	—	(1.40)

First Eagle Funds | Annual Report | October 31, 2024

					Ratios/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net asset value, end of period	Total return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers	Operating expenses including earnings credits and/or fee waivers	Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle Global Fund Class A***
October 31, 2024	$73.15	26.43	%(k)	$15,127,580	1.10%	1.10%	1.33%		1.33%		9.51%
October 31, 2023	$59.97	10.35%		$12,976,288	1.10%	1.10%	1.36%		1.37%		6.00%
October 31, 2022	$56.57	(11.90)%		$12,562,351	1.11%	1.11%	0.84%		0.84%		10.87%
October 31, 2021	$68.42	26.49	%(g)	$15,108,210	1.11%	1.11%	1.03	%(d)	1.03	%(d)	7.29%
October 31, 2020	$55.42	(1.12)%		$12,112,205	1.11%	1.11%	0.87%		0.87%		10.84%
First Eagle Global Fund Class C***
October 31, 2024	$69.53	25.47	%(k)	$1,444,250	1.86%	1.86%	0.56%		0.57%		9.51%
October 31, 2023	$57.05	9.53%		$1,488,095	1.86%	1.86%	0.59%		0.60%		6.00%
October 31, 2022	$54.26	(12.57)%		$1,738,497	1.87%	1.87%	0.06%		0.06%		10.87%
October 31, 2021	$65.60	25.53	%(g)	$2,623,491	1.87%	1.87%	0.24	%(d)	0.24	%(d)	7.29%
October 31, 2020	$53.12	(1.86)%		$3,423,967	1.87%	1.87%	0.13%		0.13%		10.84%
First Eagle Global Fund Class I***
October 31, 2024	$73.70	26.70	%(k)	$37,097,842	0.86%	0.86%	1.56%		1.56%		9.51%
October 31, 2023	$60.42	10.63%		$29,941,639	0.86%	0.86%	1.60%		1.61%		6.00%
October 31, 2022	$56.98	(11.69)%		$26,919,899	0.86%	0.86%	1.09%		1.09%		10.87%
October 31, 2021	$68.90	26.82	%(g)	$30,248,818	0.86%	0.86%	1.29	%(d)	1.29	%(d)	7.29%
October 31, 2020	$55.79	(0.86)%		$24,274,791	0.86%	0.86%	1.14%		1.14%		10.84%
First Eagle Global Fund Class R6***
October 31, 2024	$73.76	26.82	%(k)	$2,666,448	0.79%	0.78%	1.64%		1.64%		9.51%
October 31, 2023	$60.46	10.70%		$2,061,709	0.79%	0.79%	1.68%		1.68%		6.00%
October 31, 2022	$57.02	(11.62)%		$1,700,134	0.79%	0.79%	1.15%		1.15%		10.87%
October 31, 2021	$68.95	26.91	%(g)	$2,122,258	0.78%	0.78%	1.38	%(d)	1.38	%(d)	7.29%
October 31, 2020	$55.83	(0.79)%		$1,555,290	0.79%	0.79%	1.15%		1.15%		10.84%
First Eagle Overseas Fund Class A***
October 31, 2024	$27.04	21.29%		$1,453,841	1.15%	1.15%	1.64%		1.64%		6.73%
October 31, 2023	$22.81	11.11%		$1,360,488	1.15%	1.15%	1.56%		1.56%		3.98%
October 31, 2022	$21.26	(15.62)%		$1,394,388	1.15%	1.15%	1.24%		1.24%		8.99%
October 31, 2021	$26.71	17.35	%(h)	$1,895,378	1.16%	1.16%	1.20	%(e)	1.20	%(e)	9.93%
October 31, 2020	$22.80	(2.35)%		$1,742,861	1.15%	1.15%	0.82%		0.82%		13.20%
First Eagle Overseas Fund Class C***
October 31, 2024	$25.55	20.42%		$60,222	1.88%	1.88%	0.90%		0.90%		6.73%
October 31, 2023	$21.55	10.26%		$74,231	1.88%	1.88%	0.82%		0.82%		3.98%
October 31, 2022	$20.26	(16.23)%		$92,476	1.89%	1.89%	0.48%		0.48%		8.99%
October 31, 2021	$25.44	16.49	%(h)	$157,203	1.89%	1.89%	0.41	%(e)	0.41	%(e)	9.93%
October 31, 2020	$21.83	(3.07)%		$228,072	1.89%	1.89%	0.08%		0.08%		13.20%
First Eagle Overseas Fund Class I***
October 31, 2024	$27.79	21.62%		$9,627,067	0.89%	0.88%	1.90%		1.90%		6.73%
October 31, 2023	$23.43	11.36%		$9,122,327	0.88%	0.88%	1.84%		1.84%		3.98%
October 31, 2022	$21.83	(15.40)%		$8,462,922	0.89%	0.89%	1.49%		1.49%		8.99%
October 31, 2021	$27.39	17.71	%(h)	$11,072,223	0.88%	0.88%	1.49	%(e)	1.49	%(e)	9.93%
October 31, 2020	$23.38	(2.06)%		$9,698,986	0.87%	0.87%	1.11%		1.11%		13.20%
First Eagle Funds | Annual Report | October 31, 2024

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Change in net assets resulting from operations			Less dividends and distributions
Selected per share data for the period ended:	Net asset value, beginning of year	Net investment income/ loss	Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions
First Eagle Overseas Fund Class R6***
October 31, 2024	$23.44	0.52	4.47	4.99	(0.50)	(0.13)	—	(0.63)
October 31, 2023	$21.84	0.46	2.03	2.49	(0.10)	(0.79)	—	(0.89)
October 31, 2022	$27.40	0.39	(4.40)	(4.01)	(0.97)	(0.58)	—	(1.55)
October 31, 2021	$23.39	0.45 (e)	3.70	4.15	(0.14)	—	—	(0.14)
October 31, 2020	$25.25	0.28	(0.72)	(0.44)	(0.59)	(0.83)	—	(1.42)
First Eagle U.S. Value Fund Class A***
October 31, 2024	$18.54	0.21	5.07	5.28	(0.24)	(1.01)	—	(1.25)
October 31, 2023	$18.41	0.22	1.37	1.59	(0.10)	(1.36)	—	(1.46)
October 31, 2022	$22.23	0.13	(2.08)	(1.95)	(0.17)	(1.70)	—	(1.87)
October 31, 2021	$16.97	0.09	5.49	5.58	(0.20)	(0.12)	—	(0.32)
October 31, 2020	$18.84	0.14	(0.48)	(0.34)	(0.16)	(1.37)	—	(1.53)
First Eagle U.S. Value Fund Class C***
October 31, 2024	$17.40	0.05	4.76	4.81	(0.09)	(1.01)	—	(1.10)
October 31, 2023	$17.39	0.08	1.29	1.37	—	(1.36)	—	(1.36)
October 31, 2022	$21.08	(0.02)	(1.97)	(1.99)	—	(1.70)	—	(1.70)
October 31, 2021	$16.06	(0.06)	5.22	5.16	(0.02)	(0.12)	—	(0.14)
October 31, 2020	$17.89	0.01	(0.47)	(0.46)	—	(1.37)	—	(1.37)
First Eagle U.S. Value Fund Class I***
October 31, 2024	$19.00	0.27	5.20	5.47	(0.29)	(1.01)	—	(1.30)
October 31, 2023	$18.84	0.28	1.39	1.67	(0.15)	(1.36)	—	(1.51)
October 31, 2022	$22.71	0.19	(2.13)	(1.94)	(0.23)	(1.70)	—	(1.93)
October 31, 2021	$17.32	0.15	5.61	5.76	(0.25)	(0.12)	—	(0.37)
October 31, 2020	$19.21	0.20	(0.51)	(0.31)	(0.21)	(1.37)	—	(1.58)
First Eagle U.S. Value Fund Class R6***
October 31, 2024	$19.00	0.28	5.20	5.48	(0.30)	(1.01)	—	(1.31)
October 31, 2023	$18.84	0.29	1.39	1.68	(0.16)	(1.36)	—	(1.52)
October 31, 2022	$22.71	0.20	(2.13)	(1.93)	(0.24)	(1.70)	—	(1.94)
October 31, 2021	$17.32	0.16	5.61	5.77	(0.26)	(0.12)	—	(0.38)
October 31, 2020	$19.22	0.19	(0.50)	(0.31)	(0.22)	(1.37)	—	(1.59)
First Eagle Gold Fund Class A***
October 31, 2024	$22.30	0.07	8.32	8.39	(0.21)	—	—	(0.21)
October 31, 2023	$19.25	0.19	2.86	3.05	—	—	—	—
October 31, 2022	$22.94	0.05	(3.52)	(3.47)	(0.22)	—	—	(0.22)
October 31, 2021	$26.28	(0.01)	(3.01)	(3.02)	(0.32)	—	—	(0.32)
October 31, 2020	$18.66	(0.12)	7.74	7.62	—	—	—	—
First Eagle Gold Fund Class C***
October 31, 2024	$20.10	(0.11)	7.51	7.40	(0.05)	—	—	(0.05)
October 31, 2023	$17.48	0.01	2.61	2.62	—	—	—	—
October 31, 2022	$20.82	(0.10)	(3.19)	(3.29)	(0.05)	—	—	(0.05)
October 31, 2021	$23.92	(0.17)	(2.76)	(2.93)	(0.17)	—	—	(0.17)
October 31, 2020	$17.11	(0.26)	7.07	6.81	—	—	—	—

First Eagle Funds | Annual Report | October 31, 2024

					Ratios/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net asset value, end of period	Total return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers	Operating expenses including earnings credits and/or fee waivers	Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle Overseas Fund Class R6***
October 31, 2024	$27.80	21.72%		$1,227,351	0.80%	0.80%	2.02%		2.02%		6.73%
October 31, 2023	$23.44	11.45%		$1,289,925	0.80%	0.80%	1.91%		1.92%		3.98%
October 31, 2022	$21.84	(15.32)%		$1,255,272	0.80%	0.80%	1.58%		1.58%		8.99%
October 31, 2021	$27.40	17.78	%(h)	$1,566,467	0.79%	0.79%	1.65	%(e)	1.65	%(e)	9.93%
October 31, 2020	$23.39	(1.99)%		$919,645	0.80%	0.80%	1.19%		1.19%		13.20%
First Eagle U.S. Value Fund Class A***
October 31, 2024	$22.57	30.07%		$638,522	1.15%	1.12%	0.99%		1.01%		8.63%
October 31, 2023	$18.54	8.81%		$536,105	1.16%	1.10%	1.14%		1.19%		6.62%
October 31, 2022	$18.41	(9.12)%		$540,287	1.16%	1.11%	0.60%		0.65%		10.33%
October 31, 2021	$22.23	33.28%		$638,937	1.16%	1.11%	0.40%		0.45%		4.02%
October 31, 2020	$16.97	(2.23)%		$485,589	1.18%	1.13%	0.78%		0.83%		10.30%
First Eagle U.S. Value Fund Class C***
October 31, 2024	$21.11	29.10%		$29,232	1.91%	1.88%	0.22%		0.25%		8.63%
October 31, 2023	$17.40	8.00%		$29,230	1.91%	1.86%	0.37%		0.43%		6.62%
October 31, 2022	$17.39	(9.82)%		$34,953	1.92%	1.87%	(0.18)%		(0.13)%		10.33%
October 31, 2021	$21.08	32.29%		$53,912	1.95%	1.90%	(0.38)%		(0.33)%		4.02%
October 31, 2020	$16.06	(3.00)%		$101,600	1.94%	1.89%	0.03%		0.08%		10.30%
First Eagle U.S. Value Fund Class I***
October 31, 2024	$23.17	30.41%		$688,339	0.88%	0.86%	1.25%		1.28%		8.63%
October 31, 2023	$19.00	9.08%		$541,195	0.91%	0.86%	1.38%		1.44%		6.62%
October 31, 2022	$18.84	(8.88)%		$538,424	0.88%	0.83%	0.88%		0.93%		10.33%
October 31, 2021	$22.71	33.72%		$584,344	0.89%	0.84%	0.68%		0.73%		4.02%
October 31, 2020	$17.32	(2.01)%		$505,997	0.89%	0.84%	1.08%		1.13%		10.30%
First Eagle U.S. Value Fund Class R6***
October 31, 2024	$23.17	30.50%		$41,682	0.84%	0.81%	1.30%		1.32%		8.63%
October 31, 2023	$19.00	9.14%		$32,405	0.84%	0.79%	1.46%		1.51%		6.62%
October 31, 2022	$18.84	(8.83)%		$25,921	0.83%	0.78%	0.94%		0.99%		10.33%
October 31, 2021	$22.71	33.78%		$25,676	0.84%	0.79%	0.72%		0.77%		4.02%
October 31, 2020	$17.32	(2.02)%		$15,058	0.86%	0.81%	1.03%		1.08%		10.30%
First Eagle Gold Fund Class A***
October 31, 2024	$30.48	37.88%		$742,947	1.16%	1.16%	0.27%		0.27%		60.97%
October 31, 2023	$22.30	15.84%		$549,712	1.19%	1.18%	0.81%		0.81%		16.39%
October 31, 2022	$19.25	(15.24)%		$494,372	1.19%	1.19%	0.24%		0.24%		17.78%
October 31, 2021	$22.94	(11.60)%		$578,968	1.22%	1.22%	(0.03)%		(0.03)%		5.13%
October 31, 2020	$26.28	40.84%		$643,945	1.21%	1.21%	(0.52)%		(0.52)%		3.34%
First Eagle Gold Fund Class C***
October 31, 2024	$27.45	36.87%		$130,212	1.91%	1.90%	(0.47)%		(0.47)%		60.97%
October 31, 2023	$20.10	14.99%		$108,058	1.92%	1.92%	0.06%		0.07%		16.39%
October 31, 2022	$17.48	(15.87)%		$104,359	1.93%	1.93%	(0.51)%		(0.51)%		17.78%
October 31, 2021	$20.82	(12.25)%		$144,502	1.95%	1.95%	(0.77)%		(0.77)%		5.13%
October 31, 2020	$23.92	39.80%		$179,978	1.95%	1.95%	(1.25)%		(1.25)%		3.34%

First Eagle Funds | Annual Report | October 31, 2024

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Change in net assets resulting from operations				Less dividends and distributions
Selected per share data for the period ended:	Net asset value, beginning of year	Net investment income/ loss		Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions
First Eagle Gold Fund Class I***
October 31, 2024	$23.08	0.13		8.63	8.76	(0.27)	—	—	(0.27)
October 31, 2023	$19.88	0.26		2.94	3.20	—	—	—	—
October 31, 2022	$23.68	0.12		(3.64)	(3.52)	(0.28)	—	—	(0.28)
October 31, 2021	$27.13	0.06		(3.13)	(3.07)	(0.38)	—	—	(0.38)
October 31, 2020	$19.22	(0.06)		7.99	7.93	(0.02)	—	—	(0.02)
First Eagle Gold Fund Class R6***
October 31, 2024	$23.16	0.16		8.64	8.80	(0.29)	—	—	(0.29)
October 31, 2023	$19.93	0.29		2.94	3.23	—	—	—	—
October 31, 2022	$23.74	0.13		(3.63)	(3.50)	(0.31)	—	—	(0.31)
October 31, 2021	$27.19	0.08		(3.13)	(3.05)	(0.40)	—	—	(0.40)
October 31, 2020	$19.26	(0.03)		7.99	7.96	(0.03)	—	—	(0.03)
First Eagle Global Income Builder Fund Class A
October 31, 2024	$11.89	0.34		1.89	2.23	(0.33)	(0.01)	—	(0.34)
October 31, 2023	$11.62	0.32		0.43	0.75	(0.29)	(0.19)	—	(0.48)
October 31, 2022	$13.52	0.27		(1.34)	(1.07)	(0.26)	(0.57)	—	(0.83)
October 31, 2021	$11.47	0.27	(f)	2.17	2.44	(0.26)	(0.13)	—	(0.39)
October 31, 2020	$12.15	0.22		(0.64)	(0.42)	(0.22)	(0.04)	—	(0.26)
First Eagle Global Income Builder Fund Class C
October 31, 2024	$11.98	0.24		1.88	2.12	(0.23)	(0.01)	—	(0.24)
October 31, 2023	$11.70	0.23		0.44	0.67	(0.20)	(0.19)	—	(0.39)
October 31, 2022	$13.47	0.17		(1.34)	(1.17)	(0.03)	(0.57)	—	(0.60)
October 31, 2021	$11.44	0.16	(f)	2.17	2.33	(0.17)	(0.13)	—	(0.30)
October 31, 2020	$12.11	0.13		(0.63)	(0.50)	(0.13)	(0.04)	—	(0.17)
First Eagle Global Income Builder Fund Class I
October 31, 2024	$11.84	0.37		1.86	2.23	(0.35)	(0.01)	—	(0.36)
October 31, 2023	$11.56	0.35		0.43	0.78	(0.31)	(0.19)	—	(0.50)
October 31, 2022	$13.48	0.30		(1.34)	(1.04)	(0.31)	(0.57)	—	(0.88)
October 31, 2021	$11.45	0.30	(f)	2.15	2.45	(0.29)	(0.13)	—	(0.42)
October 31, 2020	$12.12	0.25		(0.63)	(0.38)	(0.25)	(0.04)	—	(0.29)
First Eagle Global Income Builder Fund Class R6
October 31, 2024	$11.82	0.38		1.86	2.24	(0.36)	(0.01)	—	(0.37)
October 31, 2023	$11.55	0.36		0.42	0.78	(0.32)	(0.19)	—	(0.51)
October 31, 2022	$13.47	0.31		(1.33)	(1.02)	(0.33)	(0.57)	—	(0.90)
October 31, 2021	$11.44	0.31	(f)	2.15	2.46	(0.30)	(0.13)	—	(0.43)
October 31, 2020	$12.11	0.24		(0.62)	(0.38)	(0.25)	(0.04)	—	(0.29)
First Eagle Rising Dividend Fund Class A
October 31, 2024	$22.39	0.37		6.59 (l)	6.96	(0.29)	(1.67)	—	(1.96)
October 31, 2023	$20.30	0.35		2.50 (n)	2.85	(0.26)	(0.50)	—	(0.76)
October 31, 2022	$29.80	0.16		(6.00)	(5.84)	(0.12)	(3.54)	—	(3.66)
October 31, 2021	$25.84	0.09		8.37	8.46	(0.06)	(4.44)	—	(4.50)
October 31, 2020	$26.45	0.01		(0.38)	(0.37)	(0.01)	(0.23)	—	(0.24)

First Eagle Funds | Annual Report | October 31, 2024

					Ratios/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net asset value, end of period	Total return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers	Operating expenses including earnings credits and/or fee waivers	Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle Gold Fund Class I***
October 31, 2024	$31.57	38.28%		$1,731,704	0.93%	0.92%	0.50%		0.51%		60.97%
October 31, 2023	$23.08	16.10%		$1,349,359	0.94%	0.94%	1.07%		1.07%		16.39%
October 31, 2022	$19.88	(15.00)%		$1,075,242	0.94%	0.94%	0.50%		0.50%		17.78%
October 31, 2021	$23.68	(11.41)%		$1,349,701	0.96%	0.96%	0.23%		0.23%		5.13%
October 31, 2020	$27.13	41.29%		$1,424,181	0.92%	0.92%	(0.25)%		(0.25)%		3.34%
First Eagle Gold Fund Class R6***
October 31, 2024	$31.67	38.37%		$226,783	0.83%	0.83%	0.59%		0.59%		60.97%
October 31, 2023	$23.16	16.21%		$147,133	0.85%	0.84%	1.18%		1.19%		16.39%
October 31, 2022	$19.93	(14.91)%		$105,438	0.85%	0.85%	0.59%		0.59%		17.78%
October 31, 2021	$23.74	(11.33)%		$103,234	0.85%	0.85%	0.31%		0.31%		5.13%
October 31, 2020	$27.19	41.42%		$209,208	0.85%	0.85%	(0.14)%		(0.14)%		3.34%
First Eagle Global Income Builder Fund Class A
October 31, 2024	$13.78	18.89%		$679,029	1.17%	1.17%	2.62%		2.62%		14.66%
October 31, 2023	$11.89	6.35%		$622,236	1.18%	1.18%	2.60%		2.60%		20.41%
October 31, 2022	$11.62	(8.23)%		$541,002	1.16%	1.16%	2.17%		2.18%		13.76%
October 31, 2021	$13.52	21.36	%(i)	$492,402	1.17%	1.17%	2.04	%(f)	2.04	%(f)	22.80%
October 31, 2020	$11.47	(3.38)%		$359,442	1.19%	1.19%	1.87%		1.87%		28.98%
First Eagle Global Income Builder Fund Class C
October 31, 2024	$13.86	17.79%		$73,815	1.94%	1.94%	1.82%		1.82%		14.66%
October 31, 2023	$11.98	5.65%		$82,141	1.94%	1.94%	1.79%		1.79%		20.41%
October 31, 2022	$11.70	(8.95)%		$98,977	1.94%	1.94%	1.38%		1.38%		13.76%
October 31, 2021	$13.47	20.48	%(i)	$153,654	1.94%	1.94%	1.25	%(f)	1.25	%(f)	22.80%
October 31, 2020	$11.44	(4.15)%		$186,154	1.95%	1.95%	1.11%		1.11%		28.98%
First Eagle Global Income Builder Fund Class I
October 31, 2024	$13.71	19.06%		$929,623	0.96%	0.96%	2.85%		2.85%		14.66%
October 31, 2023	$11.84	6.69%		$874,530	0.97%	0.97%	2.83%		2.84%		20.41%
October 31, 2022	$11.56	(7.98)%		$751,297	0.93%	0.93%	2.43%		2.43%		13.76%
October 31, 2021	$13.48	21.62	%(i)	$668,678	0.93%	0.93%	2.26	%(f)	2.26	%(f)	22.80%
October 31, 2020	$11.45	(3.14)%		$630,351	0.94%	0.94%	2.11%		2.11%		28.98%
First Eagle Global Income Builder Fund Class R6
October 31, 2024	$13.69	19.18%		$76,431	0.89%	0.89%	2.92%		2.93%		14.66%
October 31, 2023	$11.82	6.68%		$62,556	0.89%	0.89%	2.92%		2.93%		20.41%
October 31, 2022	$11.55	(7.85)%		$45,873	0.87%	0.87%	2.49%		2.49%		13.76%
October 31, 2021	$13.47	21.72	%(i)	$24,506	0.87%	0.87%	2.35	%(f)	2.35	%(f)	22.80%
October 31, 2020	$11.44	(3.14)%		$15,649	0.90%	0.90%	2.01%		2.01%		28.98%
First Eagle Rising Dividend Fund Class A
October 31, 2024	$27.39	32.95	%(m)	$285,395	1.07%	0.90%	1.30%		1.47%		15.44%
October 31, 2023	$22.39	14.17	%(o)	$243,724	1.10%	0.90%	1.36%		1.56%		30.98%
October 31, 2022	$20.30	(21.94)%		$246,151	1.05%	0.90%	0.54%		0.69%		10.87%
October 31, 2021	$29.80	36.58%		$235,888	1.04%	0.90%	0.20%		0.34%		40.70%
October 31, 2020	$25.84	(1.43)%		$203,581	1.34%	1.28%	(0.04)%		0.02%		97.86%

First Eagle Funds | Annual Report | October 31, 2024

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Change in net assets resulting from operations			Less dividends and distributions
Selected per share data for the period ended:	Net asset value, beginning of year	Net investment income/ loss	Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Return of capital		Total distributions
First Eagle Rising Dividend Fund Class C
October 31, 2024	$13.63	0.10	3.85 (l)	3.95	(0.19)	(1.67)	—		(1.86)
October 31, 2023	$12.63	0.10	1.56 (n)	1.66	(0.16)	(0.50)	—		(0.66)
October 31, 2022	$20.00	(0.03)	(3.76)	(3.79)	(0.04)	(3.54)	—		(3.58)
October 31, 2021	$18.74	(0.07)	5.77	5.70	—	(4.44)	—		(4.44)
October 31, 2020	$19.37	(0.14)	(0.26)	(0.40)	—	(0.23)	—		(0.23)
First Eagle Rising Dividend Fund Class I
October 31, 2024	$23.62	0.45	6.98 (l)	7.43	(0.35)	(1.67)	—		(2.02)
October 31, 2023	$21.38	0.43	2.62 (n)	3.05	(0.31)	(0.50)	—		(0.81)
October 31, 2022	$31.17	0.21	(6.29)	(6.08)	(0.17)	(3.54)	—		(3.71)
October 31, 2021	$26.91	0.17	8.72	8.89	(0.19)	(4.44)	—		(4.63)
October 31, 2020	$27.54	0.09	(0.37)	(0.28)	(0.12)	(0.23)	—		(0.35)
First Eagle Rising Dividend Fund Class R6
October 31, 2024	$23.62	0.46	6.96 (l)	7.42	(0.35)	(1.67)	—		(2.02)
October 31, 2023	$21.37	0.43	2.63 (n)	3.06	(0.31)	(0.50)	—		(0.81)
October 31, 2022	$31.17	0.21	(6.30)	(6.09)	(0.17)	(3.54)	—		(3.71)
October 31, 2021	$26.92	0.17	8.74	8.91	(0.22)	(4.44)	—		(4.66)
October 31, 2020	$27.57	0.07	(0.37)	(0.30)	(0.12)	(0.23)	—		(0.35)
First Eagle Small Cap Opportunity Fund Class A
October 31, 2024	$8.19	0.02	2.16	2.18	(0.04)	—	—		(0.04)
October 31, 2023	$8.47	0.01	(0.29)	(0.28)	—	—	—		—
October 31, 2022	$9.76	(0.02)	(1.27)	(1.29)	—	—	—		—
For The Period 7/1/21^-10/31/21	$10.12	(0.02)	(0.34)	(0.36)	—	—	—		—
First Eagle Small Cap Opportunity Fund Class I
October 31, 2024	$8.23	0.04	2.17	2.21	(0.06)	—	—		(0.06)
October 31, 2023	$8.50	0.03	(0.29)	(0.26)	(0.01)	—	—		(0.01)
October 31, 2022	$9.77	0.00 **	(1.27)	(1.27)	—	—	—		—
For The Period 4/27/21^-10/31/21	$10.00	(0.02)	(0.02)	(0.04)	(0.00)**	(0.19)	(0.00	)**	(0.19)
First Eagle Small Cap Opportunity Fund Class R6
October 31, 2024	$8.23	0.04	2.18	2.22	(0.06)	—	—		(0.06)
October 31, 2023	$8.50	0.03	(0.29)	(0.26)	(0.01)	—	—		(0.01)
October 31, 2022	$9.77	0.00 **	(1.27)	(1.27)	—	—	—		—
For The Period 7/1/21^-10/31/21	$10.12	(0.01)	(0.34)	(0.35)	—	—	—		—
First Eagle U.S. Smid Cap Opportunity Fund Class A
October 31, 2024	$8.70	0.00 **	2.95	2.95	(0.19)	—	—		(0.19)
October 31, 2023	$8.97	0.03	(0.29)	(0.26)	(0.01)	—	—		(0.01)
For The Period 8/15/22^-10/31/22	$10.00	0.01	(1.04)	(1.03)	—	—	—		—

First Eagle Funds | Annual Report | October 31, 2024

					Ratios/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net asset value, end of period	Total return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle Rising Dividend Fund Class C
October 31, 2024	$15.72	31.86	%(m)	$5,485	1.82%		1.65%		0.55%		0.72%		15.44%
October 31, 2023	$13.63	13.31	%(o)	$8,098	1.82%		1.65%		0.57%		0.74%		30.98%
October 31, 2022	$12.63	(22.50)%		$16,002	1.84%		1.65%		(0.36)%		(0.17)%		10.87%
October 31, 2021	$20.00	35.52%		$37,722	1.79%		1.65%		(0.54)%		(0.40)%		40.70%
October 31, 2020	$18.74	(2.12)%		$62,901	2.09%		2.03%		(0.79)%		(0.73)%		97.86%
First Eagle Rising Dividend Fund Class I
October 31, 2024	$29.03	33.28	%(m)	$133,670	0.78%		0.65%		1.59%		1.71%		15.44%
October 31, 2023	$23.62	14.43	%(o)	$95,458	0.77%		0.65%		1.68%		1.81%		30.98%
October 31, 2022	$21.38	(21.71)%		$97,103	0.74%		0.65%		0.77%		0.86%		10.87%
October 31, 2021	$31.17	36.88%		$162,113	0.70%		0.65%		0.53%		0.58%		40.70%
October 31, 2020	$26.91	(1.09)%		$167,093	1.01%		0.96%		0.28%		0.33%		97.86%
First Eagle Rising Dividend Fund Class R6
October 31, 2024	$29.02	33.24	%(m)	$8,375	0.73%		0.65%		1.65%		1.72%		15.44%
October 31, 2023	$23.62	14.48	%(o)	$6,427	0.74%		0.65%		1.73%		1.82%		30.98%
October 31, 2022	$21.37	(21.75)%		$5,206	0.69%		0.65%		0.84%		0.88%		10.87%
October 31, 2021	$31.17	36.93%		$7,056	0.67%		0.65%		0.57%		0.59%		40.70%
October 31, 2020	$26.92	(1.13)%		$5,471	1.00%		0.95%		0.20%		0.26%		97.86%
First Eagle Small Cap Opportunity Fund Class A
October 31, 2024	$10.33	26.69%		$102,705	1.27%		1.25%		0.13%		0.16%		45.67%
October 31, 2023	$8.19	(3.31)%		$61,379	1.32%		1.25%		(0.01)%		0.06%		41.12%
October 31, 2022	$8.47	(13.22)%		$37,220	1.41%		1.25%		(0.42)%		(0.26)%		45.84%
For The Period 7/1/21^-10/31/21	$9.76	(3.56	)%(b)	$10,060	1.95	%(c)	1.25	%(c)	(1.30	)%(c)	(0.60	)%(c)	13.63	%(b)
First Eagle Small Cap Opportunity Fund Class I
October 31, 2024	$10.38	26.95%		$1,657,408	1.06%		1.00%		0.35%		0.41%		45.67%
October 31, 2023	$8.23	(3.08)%		$1,183,672	1.09%		1.00%		0.22%		0.31%		41.12%
October 31, 2022	$8.50	(13.00)%		$501,227	1.17%		1.00%		(0.16)%		0.01%		45.84%
For The Period 4/27/21^-10/31/21	$9.77	(0.47	)%(b)	$93,195	2.07	%(c)	1.00	%(c)	(1.37	)%(c)	(0.30	)%(c)	13.63	%(b)
First Eagle Small Cap Opportunity Fund Class R6
October 31, 2024	$10.39	27.07%		$108,407	1.00%		1.00%		0.40%		0.41%		45.67%
October 31, 2023	$8.23	(3.08)%		$64,646	1.02%		1.00%		0.29%		0.31%		41.12%
October 31, 2022	$8.50	(13.00)%		$22,857	1.28%		1.00%		(0.23)%		0.04%		45.84%
For The Period 7/1/21^-10/31/21	$9.77	(3.46	)%(b)	$1,236	1.98	%(c)	1.00	%(c)	(1.29	)%(c)	(0.31	)%(c)	13.63	%(b)
First Eagle U.S. Smid Cap Opportunity Fund Class A
October 31, 2024	$11.46	34.32%		$1,298	2.27%		1.20%		(1.06)%		—	%(p)	26.23%
October 31, 2023	$8.70	(2.90)%		$78	7.08%		1.20%		(5.56)%		0.31%		30.48%
For The Period 8/15/22^-10/31/22	$8.97	(10.30	)%(b)	$49	57.34	%(c)	1.18	%(c)	(55.81	)%(c)	0.35	%(c)	4.00	%(b)
First Eagle Funds | Annual Report | October 31, 2024

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Change in net assets resulting from operations			Less dividends and distributions
Selected per share data for the period ended:	Net asset value, beginning of year	Net investment income/ loss	Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions
First Eagle U.S. Smid Cap Opportunity Fund Class I
October 31, 2024	$8.72	0.03	2.98	3.01	(0.04)	—	—	(0.04)
October 31, 2023	$8.98	0.04	(0.27)	(0.23)	(0.03)	—	—	(0.03)
For The Period 8/15/22^-10/31/22	$10.00	0.01	(1.03)	(1.02)	—	—	—	—
First Eagle U.S. Smid Cap Opportunity Fund Class R6
October 31, 2024	$8.71	0.03	2.91	2.94	(0.33)	—	—	(0.33)
October 31, 2023	$8.98	0.06	(0.29)	(0.23)	(0.04)	—	—	(0.04)
For The Period 8/15/22^-10/31/22	$10.00	0.01	(1.03)	(1.02)	—	—	—	—
First Eagle Global Real Assets Fund Class A***
October 31, 2024	$9.78	0.19	1.61	1.80	(0.17)	—	—	(0.17)
October 31, 2023	$9.57	0.19	0.12	0.31	(0.10)	—	—	(0.10)
For The Period 11/30/21^-10/31/22	$10.00	0.13	(0.56)	(0.43)	—	—	—	—
First Eagle Global Real Assets Fund Class I***
October 31, 2024	$9.73	0.22	1.61	1.83	(0.22)	—	—	(0.22)
October 31, 2023	$9.59	0.20	0.14	0.34	(0.20)	—	—	(0.20)
For The Period 11/30/21^-10/31/22	$10.00	0.15	(0.56)	(0.41)	—	—	—	—
First Eagle Global Real Assets Fund Class R6***
October 31, 2024	$9.73	0.21	1.61	1.82	(0.22)	—	—	(0.22)
October 31, 2023	$9.59	0.21	0.13	0.34	(0.20)	—	—	(0.20)
For The Period 11/30/21^-10/31/22	$10.00	0.15	(0.56)	(0.41)	—	—	—	—
First Eagle High Yield Municipal Fund Class A (formerly named First Eagle High Income Fund)
October 31, 2024	$7.78	0.40	0.91	1.31	(0.41)	—	(0.04)	(0.45)
October 31, 2023	$7.77	0.41	0.01	0.42	(0.41)	—	—	(0.41)
October 31, 2022	$8.98	0.36	(1.21)	(0.85)	(0.36)	—	—	(0.36)
October 31, 2021	$8.71	0.33	0.27	0.60	(0.33)	—	—	(0.33)
October 31, 2020	$8.71	0.37	(0.01)	0.36	(0.36)	—	—	(0.36)
First Eagle High Yield Municipal Fund Class C (formerly named First Eagle High Income Fund)
October 31, 2024	$7.77	0.34	0.92	1.26	(0.35)	—	(0.04)	(0.39)
October 31, 2023	$7.77	0.35	0.00 **	0.35	(0.35)	—	—	(0.35)
October 31, 2022	$8.97	0.30	(1.19)	(0.89)	(0.31)	—	—	(0.31)
October 31, 2021	$8.70	0.26	0.28	0.54	(0.27)	—	—	(0.27)
October 31, 2020	$8.70	0.31	(0.01)	0.30	(0.30)	—	—	(0.30)

First Eagle Funds | Annual Report | October 31, 2024

					Ratios/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net asset value, end of period	Total return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle U.S. Smid Cap Opportunity Fund Class I
October 31, 2024	$11.69	34.58%		$48,532	1.86%		0.95%		(0.59)%		0.32%		26.23%
October 31, 2023	$8.72	(2.60)%		$27,633	2.96%		0.95%		(1.56)%		0.44%		30.48%
For The Period 8/15/22^-10/31/22	$8.98	(10.20	)%(b)	$1,046	46.97	%(c)	0.95	%(c)	(45.46	)%(c)	0.56	%(c)	4.00	%(b)
First Eagle U.S. Smid Cap Opportunity Fund Class R6
October 31, 2024	$11.32	34.65%		$114	1.88%		0.95%		(0.61)%		0.32%		26.23%
October 31, 2023	$8.71	(2.64)%		$44	8.96%		0.95%		(7.42)%		0.60%		30.48%
For The Period 8/15/22^-10/31/22	$8.98	(10.20	)%(b)	$45	47.13	%(c)	0.94	%(c)	(45.59	)%(c)	0.60	%(c)	4.00	%(b)
First Eagle Global Real Assets Fund Class A***
October 31, 2024	$11.41	18.66%		$2,011	5.11%		1.10%		(2.28)%		1.74%		40.98%
October 31, 2023	$9.78	3.17%		$1,700	5.91%		1.09%		(3.00)%		1.82%		39.01%
For The Period 11/30/21^-10/31/22	$9.57	(4.30	)%(b)	$1,286	5.23	%(c)	1.09	%(c)	(2.78	)%(c)	1.37	%(c)	12.37	%(b)
First Eagle Global Real Assets Fund Class I***
October 31, 2024	$11.34	19.04%		$11,075	4.86%		0.85%		(2.01)%		2.00%		40.98%
October 31, 2023	$9.73	3.43%		$8,574	5.46%		0.85%		(2.59)%		2.01%		39.01%
For The Period 11/30/21^-10/31/22	$9.59	(4.10	)%(b)	$7,074	4.85	%(c)	0.85	%(c)	(2.34	)%(c)	1.65	%(c)	12.37	%(b)
First Eagle Global Real Assets Fund Class R6***
October 31, 2024	$11.33	18.96%		$1,212	4.90%		0.85%		(2.07)%		1.99%		40.98%
October 31, 2023	$9.73	3.45%		$1,029	5.51%		0.85%		(2.63)%		2.03%		39.01%
For The Period 11/30/21^-10/31/22	$9.59	(4.10	)%(b)	$1,000	4.86	%(c)	0.85	%(c)	(2.38	)%(c)	1.63	%(c)	12.37	%(b)
First Eagle High Yield Municipal Fund Class A (formerly named First Eagle High Income Fund)
October 31, 2024	$8.64	17.15%		$1,109,654	0.89%		0.80	%(q)	4.60%		4.70%		136.03%
October 31, 2023	$7.78	5.37%		$63,824	1.14%		0.98%		4.98%		5.15%		24.60%
October 31, 2022	$7.77	(9.59)%		$68,391	1.13%		1.13%		4.37%		4.37%		28.00%
October 31, 2021	$8.98	7.01%		$83,819	1.23%		1.16%		3.56%		3.63%		64.11%
October 31, 2020	$8.71	4.39%		$73,112	1.33%		1.23%		4.27%		4.37%		55.38%
First Eagle High Yield Municipal Fund Class C (formerly named First Eagle High Income Fund)
October 31, 2024	$8.64	16.44%		$79,515	1.65%		1.55	%(q)	3.87%		3.98%		136.03%
October 31, 2023	$7.77	4.45%		$4,957	1.89%		1.74%		4.24%		4.39%		24.60%
October 31, 2022	$7.77	(10.15)%		$7,376	1.88%		1.88%		3.55%		3.55%		28.00%
October 31, 2021	$8.97	6.20%		$15,129	2.01%		1.94%		2.81%		2.88%		64.11%
October 31, 2020	$8.70	3.60%		$31,972	2.10%		2.00%		3.53%		3.63%		55.38%

First Eagle Funds | Annual Report | October 31, 2024

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Change in net assets resulting from operations			Less dividends and distributions
Selected per share data for the period ended:	Net asset value, beginning of year	Net investment income/ loss	Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions
First Eagle High Yield Municipal Fund Class I (formerly named First Eagle High Income Fund)
October 31, 2024	$7.78	0.42	0.92	1.34	(0.44)	—	(0.04)	(0.48)
October 31, 2023	$7.78	0.43	(0.01)	0.42	(0.42)	—	—	(0.42)
October 31, 2022	$8.98	0.39	(1.21)	(0.82)	(0.38)	—	—	(0.38)
October 31, 2021	$8.71	0.35	0.28	0.63	(0.36)	—	—	(0.36)
October 31, 2020	$8.71	0.39	0.00 **	0.39	(0.39)	—	—	(0.39)
First Eagle High Yield Municipal Fund Class R6 (formerly named First Eagle High Income Fund)
October 31, 2024	$7.78	0.46	0.91	1.37	(0.45)	—	(0.04)	(0.49)
October 31, 2023	$7.78	0.43	(0.01)	0.42	(0.42)	—	—	(0.42)
October 31, 2022	$8.98	0.39	(1.19)	(0.80)	(0.40)	—	—	(0.40)
October 31, 2021	$8.71	0.35	0.28	0.63	(0.36)	—	—	(0.36)
October 31, 2020	$8.71	0.39	(0.01)	0.38	(0.38)	—	—	(0.38)
First Eagle Short Duration High Yield Municipal Fund Class A
For The Period 1/2/24^-10/31/24	$10.00	0.38	0.24	0.62	(0.36)	—	—	(0.36)
First Eagle Short Duration High Yield Municipal Fund Class I
For The Period 1/2/24^-10/31/24	$10.00	0.40	0.25	0.65	(0.40)	—	—	(0.40)
First Eagle Short Duration High Yield Municipal Fund Class R6
For The Period 1/2/24^-10/31/24	$10.00	0.40	0.24	0.64	(0.38)	—	—	(0.38)

^  Inception date.

*  Per share amounts have been calculated using the average shares method.

**  Amount represents less than $0.01 per share.

***  First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund and First Eagle Global Real Assets Fund financial statements are shown on a consolidated basis and includes the balances of the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Value Cayman Fund, Ltd., First Eagle Gold Cayman Fund, Ltd., and First Eagle Global Real Assets Cayman Fund, Ltd., respectively.

(a)  Does not take into account the sales charge of 5.00% for Class A shares for all Funds, except First Eagle High Yield Municipal Fund and First Eagle Short Duration High Yield Municipal Fund, which have a sales charge of 2.50% and the maximum contingent deferred sales charge (CDSC) of 1.00% for Class C shares. Prior to March 1, 2024, the sales charge for Class A was 4.50% for First Eagle High Yield Municipal Fund, which was also not taken into account. A contingent deferred sales charge of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge for all funds, except First Eagle Global Income Builder Fund, First Eagle High Yield Municipal Fund, and First Eagle Short Duration High Yield Municipal Fund. With respect to the First Eagle Global Income Builder Fund, First Eagle High Yield Municipal Fund, and First Eagle Short Duration High Yield Municipal Fund, a CDSC of 1.00% may apply on certain redemptions of Class A shares made within 18 months following a purchase of $250,000 or more without an initial sales charge.

First Eagle Funds | Annual Report | October 31, 2024

					Ratios/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net asset value, end of period	Total return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle High Yield Municipal Fund Class I (formerly named First Eagle High Income Fund)
October 31, 2024	$8.64	17.55%		$3,046,662	0.66%		0.57	%(q)	4.81%		4.89%		136.03%
October 31, 2023	$7.78	5.49%		$76,482	0.89%		0.73%		5.23%		5.39%		24.60%
October 31, 2022	$7.78	(9.23)%		$99,295	0.86%		0.86%		4.62%		4.62%		28.00%
October 31, 2021	$8.98	7.29%		$132,026	0.97%		0.90%		3.82%		3.89%		64.11%
October 31, 2020	$8.71	4.68%		$126,527	1.04%		0.94%		4.54%		4.64%		55.38%
First Eagle High Yield Municipal Fund Class R6 (formerly named First Eagle High Income Fund)
October 31, 2024	$8.66	17.89%		$1,218	0.86%		0.26	%(q)	4.95%		5.56%		136.03%
October 31, 2023	$7.78	5.48%		$7,823	0.81%		0.70%		5.32%		5.44%		24.60%
October 31, 2022	$7.78	(9.16)%		$1,000	0.78%		0.78%		4.74%		4.74%		28.00%
October 31, 2021	$8.98	7.34%		$1,066	0.92%		0.85%		3.87%		3.94%		64.11%
October 31, 2020	$8.71	4.64%		$1,033	1.07%		0.97%		4.47%		4.57%		55.38%
First Eagle Short Duration High Yield Municipal Fund Class A
For The Period 1/2/24^-10/31/24	$10.26	6.30	%(b)	$43,433	1.45	%(c)	0.43	%(c)	3.48	%(c)	4.51	%(c)	202.33	%(b)
First Eagle Short Duration High Yield Municipal Fund Class I
For The Period 1/2/24^-10/31/24	$10.25	6.56	%(b)	$116,168	1.56	%(c)	0.22	%(c)	3.43	%(c)	4.77	%(c)	202.33	%(b)
First Eagle Short Duration High Yield Municipal Fund Class R6
For The Period 1/2/24^-10/31/24	$10.26	6.54	%(b)	$1,076	2.45	%(c)	0.32	%(c)	2.59	%(c)	4.72	%(c)	202.33	%(b)

(b)  Not Annualized.

(c)  Annualized.

(d)  Net investment income/loss includes income from foreign withholding tax claims less IRS compliance fees. Without these proceeds, the net investment income per share for First Eagle Global Fund would have been 0.44, (0.15), 0.62 and 0.67 for Class A, Class C, Class I and Class R6 shares, respectively. The net investment income excluding earnings credits and/or fee waivers ratios would have been 0.68%, (0.12)%, 0.93% and 1.02% for Class A, Class C, Class I and Class R6 shares, respectively.

(e)  Net investment income/loss includes income from foreign withholding tax claims less IRS compliance fees. Without these proceeds, the net investment income per share for First Eagle Overseas Fund would have been 0.20, (0.03), 0.29 and 0.35 for Class A, Class C, Class I and Class R6 shares, respectively. The net investment income excluding earnings credits and/or fee waivers income ratios would have been 0.82%, 0.03%, 1.12% and 1.28% for Class A, Class C, Class I and Class R6 shares, respectively.

(f)  Net investment income/loss includes income from foreign withholding tax claims less IRS compliance fees. Without these proceeds, the net investment income per share for First Eagle Global Income Builder Fund would have been 0.24, 0.13, 0.28 and 0.29 for Class A, Class C, Class I and Class R6 shares, respectively. The net investment income excluding earnings credits and/or fee waivers ratios would have been 1.85%, 1.06%, 2.08% and 2.16% for Class A, Class C, Class I and Class R6 shares, respectively.

First Eagle Funds | Annual Report | October 31, 2024

First Eagle Funds

Financial Highlights

(g)  Total return includes income from foreign withholding tax claims less IRS compliance fees. Without these proceeds, the total returns for First Eagle Global Fund would have been 26.05%, 24.96%, 26.38% and 26.48% for Class A, Class C, Class I and Class R6 shares, respectively.

(h)  Total return includes income from foreign withholding tax claims less IRS compliance fees. Without these proceeds, the total returns for First Eagle Overseas Fund would have been 16.90%, 15.94%, 17.24% and 17.35% for Class A, Class C, Class I and Class R6 shares, respectively.

(i)  Total return includes income from foreign withholding tax claims less IRS compliance fees. Without these proceeds, the total returns for First Eagle Global Income Builder Fund would have been 21.09%, 20.21%, 21.44% and 21.54% for Class A, Class C, Class I and Class R6 shares, respectively.

(j)  Net realized and unrealized gains (losses) includes litigation proceeds. Without these proceeds, the net realized and unrealized gains (losses) per share for First Eagle Global Fund would have been 14.50, 13.82, 14.59 and 14.59 for Class A, Class C, Class I and Class R6 shares, respectively.

(k)  Total return includes litigation proceeds. Without these proceeds, the total returns for First Eagle Global Fund would have been 26.41%, 25.43%, 26.69% and 26.78% for Class A, Class C, Class I and Class R6 shares, respectively.

(l)  Net realized and unrealized gains (losses) includes litigation proceeds. Without these proceeds, the net realized and unrealized gains (losses) per share for First Eagle Rising Dividend Fund would have been 6.56, 3.84, 6.95 and 6.94 for Class A, Class C, Class I and Class R6 shares, respectively.

(m)  Total return includes litigation proceeds. Without these proceeds, the total returns for First Eagle Rising Dividend Fund would have been 32.81%, 31.78%, 33.14% and 33.15% for Class A, Class C, Class I and Class R6 shares, respectively.

(n)  Net realized and unrealized gains (losses) includes litigation proceeds. Without these proceeds, the net realized and unrealized gains (losses) per share for First Eagle Rising Dividend Fund would have been 2.13, 1.23, 2.24 and 2.27 for Class A, Class C, Class I and Class R6 shares, respectively.

(o)  Total return includes litigation proceeds. Without these proceeds, the total returns for First Eagle Rising Dividend Fund would have been 12.28%, 10.57%, 12.58% and 12.73% for Class A, Class C, Class I and Class R6 shares, respectively.

(p)  Amount represents less than 0.005%.

(q)  Interest expense and fees relate to the costs of tender option bond transactions (See Note 1(g)) representing 0.02% for the year ended October 31, 2024. Without the interest expense and fees, the operating expenses including earnings credits and/or fee waivers would have been 0.78%, 1.53%, 0.56% and 0.24% for Class A, Class C, Class I, and Class R6, respectively.

First Eagle Funds | Annual Report | October 31, 2024

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Notes to Financial Statements

Note 1 — Significant Accounting Policies

First Eagle Funds (the "Trust"), is an open-end management investment company registered under the Investment Company Act of 1940, as amended ("1940 Act"). As of October 31, 2024, the Trust consists of eleven separate portfolios, the First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle Rising Dividend Fund, First Eagle Small Cap Opportunity Fund, First Eagle U.S. Smid Cap Opportunity Fund, First Eagle Global Real Assets Fund, First Eagle High Yield Municipal Fund (formerly named First Eagle High Income Fund) and First Eagle Short Duration High Yield Municipal Fund (each individually a "Fund" or collectively the "Funds"). All the Funds are diversified mutual funds except for First Eagle Gold Fund and First Eagle Rising Dividend Fund, which are non-diversified. The Trust is a Delaware statutory trust. The First Eagle Global Fund seeks long-term growth of capital by investing in a range of asset classes from markets in the United States and throughout the world. The First Eagle Overseas Fund seeks long-term growth of capital by investing primarily in equities issued by non-U.S. corporations. The First Eagle U.S. Value Fund seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in domestic equity and debt securities. The First Eagle Gold Fund seeks to provide investors the opportunity to participate in the investment characteristics of gold (and to a limited extent other precious metals) for a portion of their overall investment portfolio. The First Eagle Global Income Builder Fund seeks current income generation and long-term growth of capital. The First Eagle Rising Dividend Fund seeks capital appreciation and current income. The First Eagle Small Cap Opportunity Fund seeks long-term growth of capital. The First Eagle U.S. Smid Cap Opportunity Fund seeks long-term growth of capital. The First Eagle Global Real Assets Fund seeks long-term growth of capital. The First Eagle High Yield Municipal Fund seeks to provide high current income exempt from regular federal income taxes; capital appreciation is a secondary objective when consistent with the Fund's primary objective. The First Eagle Short Duration High Yield Municipal Fund seeks to provide high current income exempt from regular federal income taxes; capital appreciation is a secondary objective when consistent with the Fund's primary objective. The First Eagle Short Duration High Yield Municipal Fund incepted on January 2, 2024.

The Funds generally offer up to four share classes, Class A shares, Class C shares, Class I shares and Class R6 shares, except for the First Eagle Small Cap Opportunity Fund, First Eagle U.S. Smid Cap Opportunity Fund, First Eagle Global Real Assets Fund and First Eagle Short Duration High Yield Municipal Fund, which offer Class A shares, Class I shares and Class R6 shares only. On December 1, 2023, Class R3 Shares, Class R4 Shares, Class R5 Shares of the Funds were closed to new investors. On February 28, 2024, all remaining Class R3 shares, Class R4 shares, and Class R5 shares of the Funds converted into Class R6 shares. As a result, Class R3 shares, Class R4 shares, and Class R5 shares were terminated.

First Eagle Funds | Annual Report | October 31, 2024

Notes to Financial Statements

First Eagle Investment Management, LLC (the "Adviser"), a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"), manages the Funds. A controlling interest in First Eagle Holdings is owned by BCP CC Holdings L.P., a Delaware limited partnership ("BCP CC Holdings"). BCP CC Holdings GP L.L.C., a Delaware limited liability company ("BCP CC Holdings GP"), is the general partner of BCP CC Holdings and has two managing members, Blackstone Capital Partners VI L.P. ("BCP VI") and Corsair IV Financial Services Capital Partners L.P. ("Corsair IV"). BCP VI and Corsair IV are indirectly controlled by Blackstone Inc. ("Blackstone") and Corsair Capital LLC ("Corsair"), respectively. Investment vehicles indirectly controlled by Blackstone and Corsair and certain co-investors own a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings.

The following is a summary of significant accounting policies that are adhered to by the Funds. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles ("GAAP").

a)  Investments in Subsidiaries — The First Eagle Global Fund (the "Global Fund"), First Eagle Overseas Fund (the "Overseas Fund"), First Eagle U.S. Value Fund (the "U.S. Value Fund"), First Eagle Gold Fund (the "Gold Fund") and First Eagle Global Real Assets Fund (the "Global Real Assets Fund") may invest in certain precious metals through their investment in the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Value Cayman Fund, Ltd., First Eagle Gold Cayman Fund, Ltd., and First Eagle Global Real Assets Cayman Fund, Ltd., respectively, each a wholly owned subsidiary (each referred to herein as a "Subsidiary" or collectively "the Subsidiaries"). Each Fund may invest up to 25% of its total assets in shares of its respective Subsidiary. Each Subsidiary has the ability to invest in commodities and securities consistent with the investment objective of its respective Fund. Substantially all of each Subsidiary's assets represent physical gold bullion, and First Eagle Gold Cayman Fund, Ltd. also holds physical silver. Trading in bullion directly by the Funds presents the risk of tax consequences (e.g., a change in the Funds' tax status subjecting the Funds to be taxed at the Fund level on all of their income if the Funds' "non-qualifying income" exceeds 10% of the Funds' gross income in any taxable year). Trading in bullion by the Subsidiaries generally does not present the same tax risks.

The First Eagle Global Cayman Fund, Ltd., established on October 18, 2013, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the Global Fund and the First Eagle Global Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of October 31, 2024, the First Eagle Global Cayman Fund, Ltd. has $5,826,992,443 in net assets, representing 10.34% of the Global Fund's net assets.

The First Eagle Overseas Cayman Fund, Ltd., established on October 18, 2013, is an exempted company under the laws of the Cayman Islands. The consolidated

First Eagle Funds | Annual Report | October 31, 2024

Notes to Financial Statements

financial statements include the accounts of the Overseas Fund and the First Eagle Overseas Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of October 31, 2024, the First Eagle Overseas Cayman Fund, Ltd. has $773,450,229 in net assets, representing 6.25% of the Overseas Fund's net assets.

The First Eagle U.S. Value Cayman Fund, Ltd., established on January 24, 2012, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the U.S. Value Fund and the First Eagle U.S. Value Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of October 31, 2024, the First Eagle U.S. Value Cayman Fund, Ltd. has $176,053,324 in net assets, representing 12.60% of the U.S. Value Fund's net assets.

The First Eagle Gold Cayman Fund, Ltd., established on May 28, 2010, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the Gold Fund and the First Eagle Gold Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of October 31, 2024, the First Eagle Gold Cayman Fund, Ltd. has $472,729,450 in net assets, representing 16.69% of the Gold Fund's net assets.

The First Eagle Global Real Assets Cayman Fund, Ltd., established on September 9, 2021, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the Global Real Assets Fund and the First Eagle Global Real Assets Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of October 31, 2024, the First Eagle Global Real Assets Cayman Fund, Ltd. has $732,606 in net assets, representing 5.12% of the Global Real Assets Fund's net assets.

b)  Investment Valuation — Each Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange ("NYSE") is open for trading. The net asset value per share is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

A portfolio security (including an option or warrant), other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is generally valued at the price of the official close (last quoted sales price if an official closing price is not available) as of the local market close on the primary exchange. If there are no round lot sales on such date, such security will be valued at the mean between the closing bid and asked prices (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively). Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively), except if such unlisted security is traded

First Eagle Funds | Annual Report | October 31, 2024

Notes to Financial Statements

on the NASDAQ in which case it is valued at the NASDAQ Official Closing Price. Such prices are provided by approved pricing vendors or other independent pricing sources.

All bonds, whether listed on an exchange or traded in the over-counter-market for which market quotations are available are generally priced at the evaluated bid price provided by an approved pricing service as of the close of the NYSE (normally 4:00 p.m. Eastern Time), or dealers in the over-the-counter markets in the United States or abroad. Pricing services and broker-dealers use multiple valuation techniques to determine value. In instances where sufficient market activity exists, dealers or pricing services utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. The Adviser's Valuation Committee, at least annually, will review the pricing service's inputs, methods, models and assumptions for its evaluated prices. Short-term debt maturing in 60 days or less is valued at evaluated bid prices.

Commodities (such as physical metals) are valued at a calculated evaluated mean price, as provided by an independent price source as of the close of the NYSE.

Forward foreign currency exchange contracts are valued at the current cost of covering or offsetting such contracts, by reference to forward currency rates at the time the NYSE closes, as provided by an independent pricing source.

The spot exchange rates, as provided by an independent price source as of the close of the NYSE, are used to convert foreign security prices into U.S. dollars.

Any security that is listed or traded on more than one exchange (or traded in multiple markets) is valued at the official close on the primary exchange or market on which they are traded. In the absence of such a quotation, a security may be valued at the last quoted sales price on the most active exchange or market as determined by the independent pricing agent. The Funds use pricing services to identify the market prices of publicly traded securities in their portfolios. When market prices are determined to be "stale" as a result of limited market activity for a particular holding or have been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before the Fund's NAV is calculated, or in other circumstances when market quotations are not readily available within the meaning of applicable regulations, such as for private placements, or determined to be unreliable for a particular holding, such holdings may be "fair

First Eagle Funds | Annual Report | October 31, 2024

Notes to Financial Statements

valued" in accordance with procedures adopted by the Board of Trustees ("Board") . The values assigned to a Fund's holdings therefore may differ on occasion from reported market values.

Additionally, trading of foreign equity securities on most foreign markets is completed before the close in trading in the U.S. markets. The Funds have implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. The fair value pricing utilizes factors provided by an independent pricing service. The values assigned to a Fund's holdings therefore may differ on occasion from reported market values, especially during periods of higher market price volatility. The Board and the Adviser believe relying on the procedures as just described will result in prices that are more reflective of the actual market value of portfolio securities held by the Funds than relying solely on reported market values.

The Funds adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in GAAP and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs or assumptions to valuation techniques used to measure fair value. These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Other significant unobservable inputs (including the Fund's own assumption in determining the fair value of investments).

The significant unobservable inputs that may be used in determining valuations for investments identified within Level 3 are market comparables and the enterprise value of a company. Indications of value and quotations may be observable at any given time, but are currently treated by the Funds as unobservable. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for marketability, probability of insolvency and probability of default may decrease (increase) the fair value measurement.

Fair valuation of securities, other financial investments or other assets (collectively, "securities") held by the Funds are determined in good faith by the

First Eagle Funds | Annual Report | October 31, 2024

Notes to Financial Statements

Adviser as "valuation designee" under the oversight of the Board. The Board Valuation, Liquidity and Allocations Committee (the "Committee") oversees the execution of the valuation and liquidity procedures for the Funds. In accordance with Rule 2a-5 under the 1940 Act, the Funds' Board has designated the Adviser the "valuation designee" to perform the Fund's fair value determinations. The Adviser's fair valuation process is subject to Board oversight and certain reporting and other requirements.

The following is a summary of the Funds' inputs used to value the Funds' investments as of October 31, 2024. A reconciliation of Level 3 investments is presented when the fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund's net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments were not considered to be material to each Fund's net assets at the beginning or end of the period.

First Eagle Global Fund

Description†	Level 1	Level 2	Level 3‡	Total
Assets:
Common Stocks	$30,988,783,465	$15,033,816,633 (a)	$—	$46,022,600,098
Corporate Bonds	—	—	5,248,320	5,248,320
Commodities*	—	6,663,738,941	—	6,663,738,941
Short-Term Investments	739,001	3,600,157,603	—	3,600,896,604
Forward Foreign Currency Exchange Contracts**	—	55,647,439	—	55,647,439
Total	$30,989,522,466	$25,353,360,616	$5,248,320	$56,348,131,402
Liabilities:
Forward Foreign Currency Exchange Contracts**	$—	$(3,983,898)	$—	$(3,983,898)
Total	$—	$(3,983,898)	$—	$(3,983,898)

(a)  The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1(b) for additional details.

†  See Consolidated Schedule of Investments for additional detailed categorizations.

‡  Value determined using significant unobservable inputs.

*  Represents gold bullion.

**  Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the contracts.

First Eagle Funds | Annual Report | October 31, 2024

Notes to Financial Statements

First Eagle Overseas Fund

Description†	Level 1	Level 2	Level 3‡	Total
Assets:
Common Stocks	$3,184,743,329	$7,633,399,491 (a)	$22,955,965	$10,841,098,785
Commodities*	—	1,278,581,767	—	1,278,581,767
Short-Term Investments	60,011	227,442,316	—	227,502,327
Forward Foreign Currency Exchange Contracts**	—	28,626,991	—	28,626,991
Total	$3,184,803,340	$9,168,050,565	$22,955,965	$12,375,809,870
Liabilities:
Forward Foreign Currency Exchange Contracts**	$—	$(2,002,400)	$—	$(2,002,400)
Total	$—	$(2,002,400)	$—	$(2,002,400)

(a)  The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1(b) for additional details.

†  See Consolidated Schedule of Investments for additional detailed categorizations.

‡  Value determined using significant unobservable inputs.

*  Represents gold bullion.

**  Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the contracts.

First Eagle U.S. Value Fund

Description†	Level 1	Level 2	Level 3‡	Total
Assets:
Common Stocks	$1,084,221,614	$—	$—	$1,084,221,614
Convertible Preferred Stocks	5,248,750	—	—	5,248,750
Corporate Bonds	—	17,440,347	576,000	18,016,347
Commodities*	—	176,060,378	—	176,060,378
Master Limited Partnerships	19,639,064	—	—	19,639,064
Short-Term Investments	31,170	95,276,276	—	95,307,446
Total	$1,109,140,598	$288,777,001	$576,000	$1,398,493,599

†  See Consolidated Schedule of Investments for additional detailed categorizations.

‡  Value determined using significant unobservable inputs.

*  Represents gold bullion.

First Eagle Funds | Annual Report | October 31, 2024

Notes to Financial Statements

First Eagle Gold Fund

Description†	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks	$2,031,256,766	$275,226,525	(a)	$—	$2,306,483,291
Commodities*	—	472,825,129		—	472,825,129
Rights	3,178,585	—		—	3,178,585
Short-Term Investments	28,799	54,550,528		—	54,579,327
Total	$2,034,464,150	$802,602,182		$—	$2,837,066,332

(a)  The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1(b) for additional details.

†  See Consolidated Schedule of Investments for additional detailed categorizations.

*  Represents gold and silver bullion.

First Eagle Global Income Builder Fund

Description†	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks	$618,169,682	$496,605,214	(a)	$—	$1,114,774,896
Convertible Preferred Stocks	26,698,130	—		—	26,698,130
Corporate Bonds	—	204,698,214		—	204,698,214
Asset-Backed Securities	—	3,090,852		—	3,090,852
Commodities*	—	132,598,740		—	132,598,740
Foreign Government Securities	—	16,399,518		—	16,399,518
Loan Assignments	—	2,505,625		—	2,505,625
Master Limited Partnerships	17,545,251	—		—	17,545,251
Municipal Bonds	—	2,977,739		—	2,977,739
Preferred Stocks	32,010,290	—		—	32,010,290
U.S. Treasury Obligations	—	167,498,417		—	167,498,417
Short-Term Investments	47,687	27,459,238		—	27,506,925
Forward Foreign Currency Exchange Contracts**	—	1,113,951		—	1,113,951
Total	$694,471,040	$1,054,947,508		$—	$1,749,418,548

First Eagle Funds | Annual Report | October 31, 2024

Notes to Financial Statements

First Eagle Global Income Builder Fund (continued)

Description†	Level 1	Level 2	Level 3	Total
Liabilities:
Forward Foreign Currency Exchange Contracts**	$—	$(97,652)	$—	$(97,652)
Options Written	(5,333,211)	—	—	(5,333,211)
Total	$(5,333,211)	$(97,652)	$—	$(5,430,863)

(a)  The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1(b) for additional details.

†  See Schedule of Investments for additional detailed categorizations.

*  Represents gold bullion.

**  Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the contracts.

First Eagle Rising Dividend Fund

Description†	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks	$379,560,775	$39,141,098	(a)	$—	$418,701,873
Master Limited Partnerships	9,865,173	—		—	9,865,173
Short-Term Investments	1,650	4,658,362		—	4,660,012
Total	$389,427,598	$43,799,460		$—	$433,227,058

(a)  The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1(b) for additional details.

†  See Schedule of Investments for additional detailed categorizations.

First Eagle Small Cap Opportunity Fund

Description†	Level 1	Level 2	Level 3‡		Total
Assets:
Common Stocks	$1,743,342,544	$—	$—		$1,743,342,544
Exchange-Traded Funds	289,753	—	—		289,753
Rights	—	—	—	^	—
Short-Term Investments	125,800,379	—	—		125,800,379
Total	$1,869,432,676	$—	$—		$1,869,432,676

†  See Schedule of Investments for additional detailed categorizations.

‡  Value determined using significant unobservable inputs.

^  Fair value represents zero.

First Eagle Funds | Annual Report | October 31, 2024

Notes to Financial Statements

First Eagle U.S. Smid Cap Opportunity Fund

Description†	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$47,543,224	$—	$—	$47,543,224
Short-Term Investments	2,492,498	—	—	2,492,498
Total	$50,035,722	$—	$—	$50,035,722

†  See Schedule of Investments for additional detailed categorizations.

First Eagle Global Real Assets Fund

Description†	Level 1	Level 2		Level 3‡		Total
Assets:
Common Stocks	$9,203,419	$3,870,987	(a)	$—	^	$13,074,406
Commodities*	—	551,559		—		551,559
Exchange-Traded Funds	178,693	—		—		178,693
Master Limited Partnerships	442,666	—		—		442,666
Short-Term Investments	167,137	—		—		167,137
Total	$9,991,915	$4,422,546		$—		$14,414,461

(a)  The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1 for additional details.

†  See Consolidated Schedule of Investments for additional detailed categorizations.

‡  Value determined using significant unobservable inputs.

*  Represents gold bullion.

^  Fair value represents zero.

First Eagle High Yield Municipal Fund

Description†	Level 1	Level 2	Level 3	Total
Assets:
Municipal Bonds	$—	$4,743,769,823	$—	$4,743,769,823
Short-Term Investments	334,513	—	—	334,513
Total	$334,513	$4,743,769,823	$—	$4,744,104,336

†  See Schedule of Investments for additional detailed categorizations.

First Eagle Funds | Annual Report | October 31, 2024

Notes to Financial Statements

First Eagle Short Duration High Yield Municipal Fund

Description†	Level 1	Level 2	Level 3	Total
Assets:
Municipal Bonds	$—	$154,944,091	$—	$154,944,091
Short-Term Investments	153,972	—	—	153,972
Total	$153,972	$154,944,091	$—	$155,098,063

†  See Schedule of Investments for additional detailed categorizations.

c)  Investment Transactions and Income — Investment transactions are accounted for on a trade date basis. The specific identification method is used in determining realized gains and losses from investment transactions. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. The Funds may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which a Fund invests. Investment income is recorded net of foreign withholding taxes. Foreign taxes are accrued based on gains realized by a Fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Interest income is recorded daily on the accrual basis. In computing investment income, each Fund accretes discounts and amortizes premiums on debt obligations using the effective yield method. Investment income is allocated to each Fund's share class in proportion to its relative net assets. Payments received from certain investments held by the Funds may be comprised of dividends, capital gains and return of capital. The Funds originally estimate the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of information from the issuer.

d)  Expenses — Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all Funds may be allocated to each Fund in proportion to its relative net assets. Certain expenses are shared with the First Eagle Variable Funds, an affiliated fund group, and certain other funds also managed by the Adviser. Generally, expenses that do not pertain specifically to a Fund are allocated to each Fund based upon the percentage of net assets a Fund bears to the total net assets of all the Funds that share the expense. Earnings credits may reduce shareholder servicing agent fees by the amount of interest earned on balances with such service provider.

e)  Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. The market values of securities which are not traded in U.S. currency are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rates at the end of the period. The costs of such securities are translated at exchange rates prevailing when

First Eagle Funds | Annual Report | October 31, 2024

Notes to Financial Statements

acquired. Related interest, dividends and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

The net assets of each of the Funds are presented at the foreign exchange rates and market values at the close of the period. The Funds do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the securities. Accordingly, such foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions on the Statements of Operations. However, for federal income tax purposes each Fund does isolate the effect of changes in foreign exchange rates from the changes in market prices for realized gains and losses on debt obligations.

f)  Forward Foreign Currency Exchange Contracts — In connection with portfolio purchases and sales of securities denominated in foreign currencies, each Fund may enter into forward foreign currency exchange contracts. The First Eagle Global Fund, First Eagle Overseas Fund and First Eagle Global Income Builder Fund enter into forward foreign currency exchange contracts primarily to man- age and/or gain exposure to certain foreign currencies. The Funds' currency transactions include portfolio hedging on portfolio positions. Portfolio hedging is the use of a forward foreign currency exchange contract (or other cash management position) with respect to one or more portfolio security positions denominated or quoted in a particular currency. Currency exchange transactions involve currencies of different countries that the Funds invest in and serve as hedges against possible variations in the exchange rates between these currencies and the U.S. dollar. Each Fund may engage in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency. Hedging can reduce exposure to currency exchange movements, but cannot eliminate that exposure. It is possible to lose money under a hedge.

Funds investing in forward foreign currency exchange contracts are exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund's portfolio. For the year ended October 31, 2024, the average monthly outstanding currency purchased or sold in U.S. dollars for forward foreign currency exchange contracts held by the Funds were as follows:

	First Eagle Global Fund	First Eagle Overseas Fund	First Eagle Global Income Builder Fund
Forward Foreign Currency Exchange Contracts:
Average Settlement Value — Purchased	$329,429,226	$168,596,856	$8,918,619
Average Settlement Value — Sold	1,692,300,503	886,243,915	44,442,812

First Eagle Funds | Annual Report | October 31, 2024

Notes to Financial Statements

The Funds adopted provisions surrounding disclosures of derivative instruments and hedging activities which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about currency-risk-related contingent features in derivative agreements.

In order to better define its contractual rights and to secure rights that may help the Funds mitigate counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement ("ISDA Master Agreement") or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter ("OTC") derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. With respect to certain counterparties, in accordance with the terms of the ISDA Master Agreement, the Funds may be required to post or receive collateral in the form of cash or debt securities issued by the U.S. Government or related agencies. Daily movement of cash collateral is subject to minimum threshold amounts. Cash collateral that has been pledged to cover obligations of a Fund, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Collateral received by the Funds is held in a segregated account at the Funds' custodian bank. These amounts are not reflected on the Funds' Statements of Assets and Liabilities and are disclosed in the table below. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Asset and Liabilities.

First Eagle Funds | Annual Report | October 31, 2024

Notes to Financial Statements

At October 31, 2024, the Funds had the following forward foreign currency exchange contracts grouped into appropriate risk categories illustrated below:

First Eagle Global Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value(1)	Liability Derivative Fair Value(2)	Net realized Gains (Losses)(3)	Change in Appreciation (Depreciation)(4)
Foreign currency	$55,647,439	$3,983,898	$33,427,622	$6,056,341

First Eagle Overseas Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value(1)	Liability Derivative Fair Value(2)	Net realized Gains (Losses)(3)	Change in Appreciation (Depreciation)(4)
Foreign currency	$28,626,991	$2,002,400	$21,435,204	$1,284,704

First Eagle Global Income Builder Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value(1)	Liability Derivative Fair Value(2)	Net realized Gains (Losses)(3)	Change in Appreciation (Depreciation)(4)
Foreign currency	$1,113,951	$97,652	$481,800	$(179,785)

(1)  Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.

(2)  Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.

(3)  Statement of Operations location: Net realized gains (losses) from settlement of forward foreign currency exchange contracts.

(4)  Statement of Operations location: Changes in unrealized appreciation (depreciation) of forward foreign currency exchange contracts.

First Eagle Funds | Annual Report | October 31, 2024

Notes to Financial Statements

The following tables present each Fund's gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by each fund as of October 31, 2024:

First Eagle Global Fund

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received*	Net Amount (Not Less Than $0)
Bank of New York Mellon	$7,693,802	$(301,533)	$(7,392,269)	$—
Goldman Sachs	17,696,111	—	(17,696,111)	—
JPMorgan Chase Bank	21,774,575	—	(21,774,575)	—
UBS AG	8,482,951	(3,682,365)	(4,800,586)	—
	$55,647,439	$(3,983,898)	$(51,663,541)	$—
Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged*	Net Amount (Not Less Than $0)
Bank of New York Mellon	$301,533	$(301,533)	$—	$—
UBS AG	3,682,365	(3,682,365)	—	—
	$3,983,898	$(3,983,898)	$—	$—

First Eagle Overseas Fund

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received*	Net Amount (Not Less Than $0)
Bank of New York Mellon	$4,268,590	$(167,149)	$(4,101,441)	$—
Goldman Sachs	9,416,229	—	(9,416,229)	—
JPMorgan Chase Bank	10,249,873	—	(10,249,873)	—
UBS AG	4,692,299	(1,835,251)	(2,857,048)	—
	$28,626,991	$(2,002,400)	$(26,624,591)	$—

First Eagle Funds | Annual Report | October 31, 2024

Notes to Financial Statements

First Eagle Overseas Fund (continued)

Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged*	Net Amount (Not Less Than $0)
Bank of New York Mellon	$167,149	$(167,149)	$—	$—
UBS AG	1,835,251	(1,835,251)	—	—
	$2,002,400	$(2,002,400)	$—	$—

First Eagle Global Income Builder Fund

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received*	Net Amount (Not Less Than $0)
Bank of New York Mellon	$110,255	$(8,787)	$(101,468)	$—
Goldman Sachs	390,903	—	(360,000)	30,903
JPMorgan Chase Bank	488,670	—	(462,888)	25,782
UBS AG	124,123	(88,865)	—	35,258
	$1,113,951	$(97,652)	$(924,356)	$91,943
Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged*	Net Amount (Not Less Than $0)
Bank of New York Mellon	$8,787	$(8,787)	$—	$—
UBS AG	88,865	(88,865)	—	—
	$97,652	$(97,652)	$—	$—

*  The actual collateral received/pledged may be more than the amount reported due to over collateralization.

g)  Tender Option Bonds — Inverse floating rate interests ("Inverse Floaters") are issued in connection with municipal tender option bond ("TOB") financing transactions (secured borrowing) to generate leverage for a Fund. Such instruments are created by a special purpose trust (a "TOB Trust") that holds long-term fixed rate bonds sold to it by a Fund (the underlying security), and issues two classes of beneficial interests: short-term floating rate interests ("Floaters"), which are sold to other investors, and Inverse Floaters, which are purchased by the Fund. A Fund also may (and the High Yield Municipal Fund and Short Duration High Yield Municipal Fund generally will) purchase Floaters issued by a TOB Trust. The Floaters have first priority on the cash flow from the

First Eagle Funds | Annual Report | October 31, 2024

Notes to Financial Statements

underlying security held by the TOB Trust, have a tender option feature that allows holders to tender the Floaters back to the TOB Trust for their par amount and accrued interest at specified intervals and bear interest at prevailing short-term interest rates. Tendered Floaters are remarketed for sale to other investors for their par amount and accrued interest by a remarketing agent to the TOB Trust and are ultimately supported by a liquidity facility provided by a bank, upon which the TOB Trust can draw funds to pay such amount to holders of Tendered Floaters that cannot be remarketed. A Fund, as holder of the Inverse Floaters, is paid the residual cash flow from the underlying security. Accordingly, the Inverse Floaters provide a Fund with leveraged exposure to the underlying security. When short-term interest rates rise or fall, the interest payable on the Floaters issued by a TOB Trust will, respectively, rise or fall, leaving less or more, respectively, residual interest cash flow from the underlying security available for payment on the Inverse Floaters. Thus, as short-term interest rates rise, Inverse Floaters produce less income for a Fund, and as short-term interest rates decline, Inverse Floaters produce more income for the Fund. The price of Inverse Floaters is expected to decline when interest rates rise and increase when interest rates decline, in either case generally more so than the price of a bond with a similar maturity, because of the effect of leverage. As a result, the price of Inverse Floaters is typically more volatile than the price of bonds with similar maturities, especially if the relevant TOB Trust is structured to provide the holder of the Inverse Floaters relatively greater leveraged exposure to the underlying security (e.g., if the par amount of the Floaters, as a percentage of the par amount of the underlying security, is relatively greater). Upon the occurrence of certain adverse events (including a credit ratings downgrade of the underlying security or a substantial decrease in the market value of the underlying security), a TOB Trust may be collapsed by the remarketing agent or liquidity provider and the underlying security liquidated, and the Fund could lose the entire amount of its investment in the Inverse Floater and may, in some cases, be contractually required to pay the shortfall, if any, between the liquidation value of the underlying security and the principal amount of the Floaters. Consequently, in a rising interest rate environment, the Fund's investments in Inverse Floaters could negatively impact the Fund's performance and yield, especially when those Inverse Floaters provide the Fund with relatively greater leveraged exposure to the underlying securities held by the relevant TOB Trusts.

A Fund may invest in Inverse Floaters on a non-recourse or recourse basis. If a Fund invests in an Inverse Floater on a recourse basis, the Fund will be required to reimburse the liquidity provider of a TOB Trust for any shortfall between the liquidation value of the underlying security and the principal amount of the Floaters in the event the Floaters cannot be successfully remarketed and the Fund could suffer losses in excess of the amount of its investment in the Inverse Floater.

  The Underlying Bond deposited into the TOB Trust is identified in the Fund's Portfolio of Investments as "(g) All or portion of principal amount transferred to

First Eagle Funds | Annual Report | October 31, 2024

Notes to Financial Statements

a Tender Option Bond ("TOB") Issuer in exchange for TOB Residuals and cash." with the Fund recognizing as liabilities, labeled "Payable for Floating Rate Note Obligation" on the Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in "Investment Income" the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB Trust's borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of "Interest expense" on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of "Accrued interest and dividends receivable" and "Interest expense and fees payable" on the Statement of Assets and Liabilities, respectively.

As of October 31, 2024, the aggregrate value of Floaters issued by the Fund's TOB Trusts were as follows:

Floating Rate Obligations:
First Eagle High Yield Municipal Fund	$326,775,000

For period ended October 31, 2024, the average amount of Floaters outstanding (beginning September 12, 2024, when the Fund began investing in TOB transactions), and the average annual interest rates and fees related to Inverse Floaters (starting from October 1, 2024, when the Fund 's first TOB settled), were as follows:

	Average Floating Rate Obligations Outstanding	Average Annual Interest Rate and Fees
First Eagle High Yield Municipal Fund	$93,791,700	3.69%

h)  Options — In order to seek to produce incremental earnings or protect against declines in the value of portfolio securities, each Fund may write "covered" call options on portfolio securities. The Funds may also use options for speculative purposes, although they generally do not employ options for this purpose.

Options contracts are valued daily based upon the official closing price on the relevant exchange on which the option is traded. If there is no official closing price, the mean between the last bid and asked prices may be used. When an option is exercised, the proceeds on the sale of a written call option are adjusted by the amount of premium received or paid. When a written option expires, the Funds will realize a gain equal to the amount of the premium received. When the Funds enter into a closing purchase transaction, the Funds will realize a gain (or loss, if the cost of the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated.

First Eagle Funds | Annual Report | October 31, 2024

Notes to Financial Statements

In general, a call option is covered if a Fund holds, on a share-for-share basis, either the underlying shares or a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written (or greater than the exercise price of the call written if the difference is maintained by the Funds in cash, Treasury bills or other high grade short-term obligations earmarked with its custodian). One reason for writing options is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. Another reason for writing options is to hedge against a moderate decline in the value of securities owned by a Fund in the case of a call option. If an increase occurs in the underlying security or stock index sufficient to result in the exercise of a call written by a Fund, it may be required to deliver securities or cash and may thereby forego some or all of the gain that otherwise may have been realized on the securities underlying the call option. This "opportunity cost" may be partially or wholly offset by the premium received for the covered call written by a Fund. The risk in writing a covered call option is that a Fund gives up the opportunity for profit if the market price of the underlying security increases and the option is exercised. A Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

A Fund may also write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the counterparty.

Rule 18f-4 under the 1940 Act permits the Funds to enter into Derivatives Transactions (as defined below) and certain other transactions notwithstanding the restrictions on the issuance of "senior securities" under Section 18 of the 1940 Act. Section 18 of the 1940 Act, among other things, prohibits open-end funds, including the Funds, from issuing or selling any "senior security," other than borrowing from a bank (subject to a requirement to maintain 300% "asset coverage").

Under Rule 18f-4, "Derivatives Transactions" include the following: (1) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which a Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; (3) reverse repurchase agreements and similar financing transactions (e.g., recourse and nonrecourse tender option bonds, and borrowed bonds), if a Fund elects to treat these transactions as Derivatives Transactions under Rule 18f-4; and (4) when issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced ("TBA") commitments, and dollar rolls) and nonstandard settlement cycle securities, unless a Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date.

Unless a fund is relying on the Limited Derivatives User Exception (as defined below), a fund must comply with Rule 18f-4 with respect to its Derivatives

First Eagle Funds | Annual Report | October 31, 2024

Notes to Financial Statements

Transactions. Rule 18f-4, among other things, requires a fund to adopt and implement a comprehensive written derivatives risk management program ("DRMP") and comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk ("VaR"). The DRMP is administered by a "derivatives risk manager," who is appointed by the Board, including a majority of Independent Trustees, and periodically reviews the DRMP and reports to the Board.

Rule 18f-4 provides an exception from the DRMP, VaR limit and certain other requirements if the Fund's "derivatives exposure" (as defined in Rule 18f-4) is limited to 10% of its net assets (as calculated in accordance with Rule 18f-4) and the Fund adopts and implements written policies and procedures reasonably designed to manage its derivatives risks (the "Limited Derivatives User Exception"). As of the date hereof, each Fund is relying on the Limited Derivatives User Exception.

As of October 31, 2024, portfolio securities valued at $165,711,884 were earmarked to cover collateral requirements for written options for First Eagle Global Income Builder Fund.

For the year ended October 31, 2024, the average monthly number of contracts outstanding for written options and purchased options held by the Funds were as follows:

First Eagle Global Income Builder Fund
Options:
Average Number of Contracts — Written	13,047

At October 31, 2024, the Funds had the following options grouped into appropriate risk categories illustrated below:

First Eagle Global Income Builder Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value(1)	Liability Derivative Fair Value(2)	Net Realized Gains (Losses)(3)	Change in Appreciation (Depreciation)(4)
Equity — Written options	$—	$5,333,211	$1,447,908	$(3,742,884)

(1)  Statements of Assets and Liabilities location: Investments in securities of unaffiliated issuers.

(2)  Statements of Assets and Liabilities location: Option contracts written, at value.

(3)  Statements of Operations location: Net realized gains (losses) from expiration or closing of option contracts written.

(4)  Statements of Operations location: Changes in unrealized appreciation (depreciation) of option contracts written.

First Eagle Funds | Annual Report | October 31, 2024

Notes to Financial Statements

i)  Repurchase Agreements — The Funds may enter into repurchase agreement transactions with institutions that meet the Adviser's credit guidelines. Each repurchase agreement is valued at market. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

j)  Bank Loans — A Fund may invest in bank loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the "Borrower") in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the "Agent") for a group of loan investors ("Loan Investors"). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, a Fund assumes the credit risk of the Borrower, the selling participant and any intermediary between a Fund and the Borrower ("Intermediate Participants"). In the event that the Borrower, selling participant or Intermediate Participants becomes insolvent or enters into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

k)  Treasury Inflation-Protected Securities — The Funds may invest in Treasury Inflation-Protected Securities ("TIPS") which are specially structured bonds in which the principal amount is adjusted to keep pace with inflation. The principal value of TIPS will be adjusted upward or downward. These adjustments are recorded as increases or decreases to interest income on the Statements of Operations and reflected in market value of the securities. TIPS are subject to interest rate risk.

l)  Restricted Securities — The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund's Schedule of Investments.

m)  New Accounting Pronouncements — In June 2022, FASB issued Accounting Standards Update ("ASU") 2022-03, Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction

First Eagle Funds | Annual Report | October 31, 2024

Notes to Financial Statements

on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. There is no material impact to the financial statements and related disclosures.

n)  United States Income Taxes — No provision has been made for U.S. federal income taxes since it is the intention of each Fund to distribute to shareholders all taxable net investment income and net realized gains on investments, if any, within the allowable time limit, and to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to the regulated investment company. The Funds declare and pay such income and capital gains on an annual basis except for the First Eagle Global Income Builder Fund, the First Eagle High Yield Municipal Fund, and the First Eagle Short Duration High Yield Municipal Fund which declare income daily and pay monthly, and First Eagle Rising Dividend Fund which distributes income on a quarterly basis.

The Funds adopted provisions surrounding income taxes, which require the tax effects of certain tax positions to be recognized. These tax positions must meet a "more likely than not" standard that, based on their technical merits, have a more than 50% likelihood of being sustained upon examination. Management of the Trust has analyzed the Funds' tax positions taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Funds' financial statements.

At October 31, 2024, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Tax-Exempt	Undistributed Ordinary	Undistributed Net Realized	Net Unrealized Appreciation	Capital Loss Carryforward
	Income	Income	Gains	(Depreciation)	Short-Term	Long-Term
First Eagle Global Fund	$—	$1,193,840,783	$1,560,172,105	$20,519,863,759	$—	$—
First Eagle Overseas Fund	—	612,446,629	275,308,003	3,447,174,277	—	—
First Eagle U.S. Value Fund	—	20,055,443	63,308,490	639,413,013	—	—
First Eagle Gold Fund	—	122,554,661	—	949,508,873	—	527,588,802
First Eagle Global Income Builder Fund	—	1,118,229	22,666,003	268,146,890	—	—
First Eagle Rising Dividend Fund	—	4,857,273	12,869,966	128,134,676	—	—

First Eagle Funds | Annual Report | October 31, 2024

Notes to Financial Statements

	Undistributed Tax-Exempt	Undistributed Ordinary	Undistributed Net Realized	Net Unrealized Appreciation	Capital Loss Carryforward
	Income	Income	Gains	(Depreciation)	Short-Term	Long-Term
First Eagle Small Cap Opportunity Fund	$—	$25,393,888	$—	$245,051,562	$64,086,797	$—
First Eagle U.S. Smid Cap Opportunity Fund	—	218,011	—	9,696,868	490,282	—
First Eagle Global Real Assets Fund	—	422,207	—	1,342,218	26,559	107,473
First Eagle High Yield Municipal Fund	—	—	—	50,856,933	2,054,619	124,856,923
First Eagle Short Duration High Yield Municipal Fund	47,643	—	—	(24,533)	4,689	—

The components of distributable earnings' differences between book basis and tax basis are primarily due to the treatment of passive foreign investment companies, distributions from real estate investment trusts, the treatment of forward foreign currencies contracts, straddle loss deferral, foreign repatriated earnings for First Eagle Overseas Fund, investment in partnerships, global intangible low-taxed income from investment in certain foreign corporations for First Eagle Overseas Fund, wash sales and amortization on certain callable bond investments for First Eagle Global Income Builder Fund, First Eagle High Yield Municipal Fund and First Eagle Short Duration High Yield Fund.

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), net capital losses recognized by the Funds after December 31, 2010, may get carried forward indefinitely, and retain their character as short-term and/or long-term losses. For the current year, the First Eagle Gold Fund utilized $80,626,187 in net capital loss carryforward.

Late year ordinary losses incurred after December 31st and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year For the year ended October 31, 2024, none of the Funds had late year loss deferrals.

o)  Reclassification of Capital Accounts — As a result of certain differences in the computation of net investment income and net realized capital gains under federal income tax rules and regulations versus GAAP, a reclassification has been

First Eagle Funds | Annual Report | October 31, 2024

Notes to Financial Statements

made on the Statements of Assets and Liabilities to increase (decrease) distributable earnings and capital surplus for the Funds as follows:

	Undistributed Net Investment Income (Loss)	Undistributed Net Realized Gains (Losses)	Capital Surplus
First Eagle Global Fund	$420,872,805	$(501,377,467)	$80,504,662
First Eagle Overseas Fund	325,237,143	(344,859,725)	19,622,582
First Eagle U.S. Value Fund	9,048,031	(12,229,017)	3,180,986
First Eagle Gold Fund	105,343,730	(148,240,205)	42,896,475
First Eagle Global Income Builder Fund	1,943,295	(1,944,413)	1,118
First Eagle Rising Dividend Fund	418,521	(283,293)	(135,228)
First Eagle Small Cap Opportunity Fund	16,283,105	(16,283,105)	—
First Eagle U.S. Smid Cap Opportunity Fund	(17)	17	—
First Eagle Global Real Assets Fund	234,361	(233,541)	(820)
First Eagle High Yield Municipal Fund	(75,660)	88,088	(12,428)
First Eagle Short Duration High Yield Municipal Fund	494	183	(677)

The primary permanent differences causing such reclassification include the tax treatment of currency gains and losses, distributions paid in connection with the redemption of Fund shares, adjustments on certain callable bonds, investments in passive foreign investment companies and differing book and tax treatment of transactions with the Subsidiary.

At the year ended October 31, 2024, the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle Gold Cayman Fund Ltd., and First Eagle U.S. Value Cayman Fund, Ltd. had unrealized gains for tax purposes. Any unrealized losses to be recognized for tax purposes in the future can only be utilized by the Funds to the extent of tax basis realized gains in the Subsidiaries in the same year. Given the uncertainty of their future use, tax losses have been reclassified to Capital surplus.

p)  Distribution to Shareholders — Distributions to shareholders during the fiscal year ended October 31, 2024, which are determined in accordance with income tax regulations, are recorded on ex-dividend date.

First Eagle Funds | Annual Report | October 31, 2024

Notes to Financial Statements

	Tax-Exempt Income		Ordinary Income
	2024	2023	2024	2023
First Eagle Global Fund	$—	$—	$694,254,260	$119,665,749
First Eagle Overseas Fund	—	—	249,161,450	38,362,057
First Eagle U.S. Value Fund	—	—	15,644,440	7,439,013
First Eagle Gold Fund	—	—	22,713,907	—
First Eagle Global Income Builder Fund	—	—	45,860,679	39,839,758
First Eagle Rising Dividend Fund	—	—	5,079,555	4,688,085
First Eagle Small Cap Opportunity Fund	—	—	9,542,812	608,113
First Eagle U.S. Smid Cap Opportunity Fund	—	—	120,773	3,618
First Eagle Global Real Assets Fund	—	—	242,239	179,759
First Eagle High Yield Municipal Fund	66,148,989	—	5,052,249	9,170,821
First Eagle Short Duration High Yield Municipal Fund	1,650,374	—	110,465	—
	Long Term Capital Gains		Return of Capital
	2024	2023	2024	2023
First Eagle Global Fund	$1,081,566,934	$1,765,986,613	$—	$—
First Eagle Overseas Fund	53,792,723	399,260,258	—	—
First Eagle U.S. Value Fund	61,312,109	82,244,788	—	—
First Eagle Gold Fund	—	—	—	—
First Eagle Global Income Builder Fund	—	24,615,575	—	—
First Eagle Rising Dividend Fund	25,786,460	8,670,693	—	—
First Eagle Small Cap Opportunity Fund	—	—	—	—
First Eagle U.S. Smid Cap Opportunity Fund	—	—	—	—
First Eagle Global Real Assets Fund	—	—	—	—
First Eagle High Yield Municipal Fund	—	—	6,736,102	—
First Eagle Short Duration High Yield Municipal Fund	—	—	—	—

q)  Class Accounting — Investment income, common expenses and realized/ unrealized gain or loss on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

First Eagle Funds | Annual Report | October 31, 2024

Notes to Financial Statements

r)  Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

s)  Foreign Taxes — The Funds may be subject to foreign taxes on income, and gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Note 2 — Investment Advisory, Custody and Administration Agreements; Transactions with Related Persons

For its services, the Adviser receives, pursuant to an Investment Advisory Agreement between the Funds and the Adviser (the "Advisory Agreement"), an annual fee as follows:

Fund	Management Fee (% of Average Daily Net Assets)
First Eagle Global Fund	0.75%
First Eagle Overseas Fund	0.75
First Eagle U.S. Value Fund	0.75	(1)
First Eagle Gold Fund	0.75
First Eagle Global Income Builder Fund	0.75
First Eagle Rising Dividend Fund	0.50	(2)
First Eagle Small Cap Opportunity Fund	0.85	(3)
First Eagle U.S. Smid Cap Opportunity Fund	0.75	(4)
First Eagle Global Real Assets Fund	0.65	(5)
First Eagle High Yield Municipal Fund	0.45	(6)
First Eagle Short Duration High Yield Municipal Fund	0.45	(7)

(1)  The Adviser has agreed to waive First Eagle U.S. Value Fund's management fee at an annual rate in the amount of 0.05% of the average daily value of the Fund's net assets for the period through February 29, 2024. This waiver has the effect of reducing the management fee shown in the table for the term of the waiver from 0.75% to 0.70%. For the year ended October 31, 2024, the Adviser waived $198,502 of the management fee which are included under Expense waiver in the Statement of Operations. As of October 31, 2024, the Fund has $- receivable from the Adviser for the management fee waiver, which are included under due from adviser on its Statement of Assets and Liabilities.

(2)  The Adviser has contractually agreed to waive and/or reimburse certain fees and expenses of Classes A, C, I, R3, R4, R5 and R6 for First Eagle Rising Dividend Fund so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) ("annual operating expenses") of each class are limited to 0.90%, 1.65%, 0.65%, 1.00%, 0.75%, 0.65% and 0.65% of

First Eagle Funds | Annual Report | October 31, 2024

Notes to Financial Statements

average net assets, respectively. Each of these undertakings lasts until February 28, 2025 and may not be terminated during its term without the consent of the Board. First Eagle Rising Dividend Fund has agreed that each of Classes A, C, I, R3, R4, R5 and R6 will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) 0.90%, 1.65%, 0.65%, 1.00%, 0.75%, 0.65% and 0.65% of the class' average net assets, respectively; or (2) if applicable, the then-current expense limitations. Any such repayment must be made within three years after the year in which the Adviser incurred the expense. Effective February 28, 2024, all of the issued and outstanding Class R3, Class R4 and Class R5 shares of the applicable funds were converted into Class R6 shares of the same Fund. For the year ended October 31, 2024, the Adviser reimbursed $543,772 (Includes $16, $56, and $5 for R3, R4, and R5 respectively) in expenses which are included under Expense waiver in the Statement of Operations. As of October 31, 2024, the Fund has $21,184 receivable from the Adviser for reimbursement of expenses, which are included under due from adviser on its Statement of Assets and Liabilities.

  For the year ended October 31, 2024, the amounts available for potential future repayment by the Adviser and the expiration schedule are as follows:

		Potential Recoupment Amounts Expiring October 31,
	Total Eligible for Recoupment	2025	2026	2027
Class A	$1,157,440	$305,896	$445,261	$406,283
Class C	67,934	41,567	16,714	9,653
Class I	292,354	75,472	93,128	123,754
Class R6	8,519	524	3,990	4,005
Total	$1,526,247	$423,459	$559,093	$543,695

(3)  The Adviser has contractually agreed to waive and/or reimburse certain fees and expenses of Classes A, I and R6 for First Eagle Small Cap Opportunity Fund so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) ("annual operating expenses") of each class are limited to 1.25%, 1.00% and 1.00% of average net assets, respectively. Each of these undertakings lasts until February 28, 2025 and may not be terminated during its term without the consent of the Board. The Fund has agreed that each of Classes A, I and R6 will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) 1.25%, 1.00% and 1.00% of the class' average net assets, respectively; or (2) if applicable, the then current expense limitations. Any such repayment must be made within three years after the year in which the Adviser incurred the expense. For the year ended October 31, 2024, the Adviser reimbursed $1,017,730 in expenses which are included under Expense waiver in the Statement of Operations. As of October 31, 2024, the Fund has $254,505 receivable from the Adviser for reimbursement of expenses, which are included under due from adviser on its Statement of Assets and Liabilities.

First Eagle Funds | Annual Report | October 31, 2024

Notes to Financial Statements

  For the year ended October 31, 2024, the amounts available for potential future repayment by the Adviser and the expiration schedule are as follows:

		Potential Recoupment Amounts Expiring October 31,
	Total Eligible for Recoupment	2025	2026	2027
Class A	$90,010	$35,559	$34,918	$19,533
Class I	2,292,398	467,141	827,060	998,197
Class R6	1,399	—	1,399	—
Total	$2,383,807	$502,700	$863,377	$1,017,730

(4)  The Adviser has contractually agreed to waive and/or reimburse certain fees and expenses of Classes A, I, and R6 for First Eagle U.S. Smid Cap Opportunity Fund so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) ("annual operating expenses") of each class are limited to 1.20%, 0.95% and 0.95% of average net assets, respectively. Each of these undertakings lasts until February 28, 2025 and may not be terminated during its term without the consent of the Board. The Fund has agreed that each of Classes A, I and R6 will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) 1.20%, 0.90% and 0.95% of the class' average net assets, respectively; or (2) if applicable, the then current expense limitations. Any such repayment must be made within three years after the year in which the Adviser incurred the expense. For the year ended October 31, 2024, the Adviser reimbursed $285,364 in expenses which are included under Expense waiver in the Statement of Operations. As of October 31, 2024, the Fund has $20,916 receivable from the Adviser for reimbursement of expenses, which are included under due from adviser on its Statement of Assets and Liabilities.

  For the year ended October 31, 2024, the amounts available for potential future repayment by the Adviser and the expiration schedule are as follows:

		Potential Recoupment Amounts Expiring October 31,
	Total Eligible for Recoupment	2025	2026	2027
Class A	$12,312	$5,340	$3,555	$3,417
Class I	728,347	98,971	347,861	281,515
Class R6	8,507	4,332	3,743	432
Total	$749,166	$108,643	$355,159	$285,364

(5)  Classes A, I, and R6 for First Eagle Global Real Assets Fund so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) ("annual operating expenses") of each class are limited to 1.10%, 0.85% and 0.85% of average net assets, respectively. Each of these undertakings lasts until February 28, 2025 and may not be terminated during its term without the consent of the Board. The Fund has agreed that each of Classes A, I and R6 will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to
First Eagle Funds | Annual Report | October 31, 2024

Notes to Financial Statements

exceed the lesser of: (1) 1.10%, 0.85% and 0.85% of the class' average net assets, respectively; or (2) if applicable, the then current expense limitations. Any such repayment must be made within three years after the year in which the Adviser incurred the expense. For the year ended October 31, 2024, the Adviser reimbursed $441,518 in expenses which are included under Expense waiver in the Consolidated Statement of Operations. As of October 31, 2024, the Fund has $47,067 receivable from the Adviser for reimbursement of expenses, which are included under due from adviser on its Consolidated Statement of Assets and Liabilities.

  For the year ended October 31, 2024, the amounts available for potential future repayment by the Adviser and the expiration schedule are as follows:

		Potential Recoupment Amounts Expiring October 31,
	Total Eligible for Recoupment	2025	2026	2027
Class A	$168,539	$40,189	$64,115	$64,235
Class I	939,938	262,027	339,917	337,994
Class R6	119,608	38,082	42,237	39,289
Total	$1,228,085	$340,298	$446,269	$441,518

(6)  The Adviser has waived the Fund's management fees in full from November 1, 2023 through April 30, 2024. This waiver has the effect of reducing the management fee shown in the table for the term of the waiver from 0.45% to 0.00%. For the year ended October 31, 2024, the Adviser waived $770,905 of the management fee which are included under Expense waiver in the Statement of Operations. As of October 31, 2024, the Fund has $- receivable from the Adviser for the management fee waiver, which are included under Due from adviser on its Statement of Assets and Liabilities. Effective November 1, 2023, the Adviser has contractually agreed to waive and/or reimburse certain fees and expenses of Classes A, C, I, R3, R4, R5 and R6 for First Eagle High Yield Municipal Fund so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) ("annual operating expenses") of each class are limited to 0.85%, 1.60%, 0.60%, 0.95%, 0.70%, 0.60% and 0.60% of average net assets, respectively. Each of these undertakings lasts until February 28, 2025 and may not be terminated during its term without the consent of the Board. First Eagle High Yield Municipal Fund has agreed that each of Classes A, C, I, R3, R4, R5 and R6 will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) 0.85%, 1.60%, 0.60%, 0.95%, 0.70%, 0.60% and 0.60% of the class' average net assets, respectively; or (2) if applicable, the then-current expense limitations. Any such repayment must be made within three years after the year in which the Adviser incurred the expense. Effective February 28, 2024, all of the issued and outstanding Class R3, Class R4 and Class R5 shares of the applicable funds were converted into Class R6 shares of the same Fund. For the year ended October 31, 2024, the Adviser reimbursed $431,497 (Includes $743, $6 and $—, for R3, R4 and R5 respectively) in expenses which are included under Expense waiver in the Statement of Operations. As of October 31, 2024, the Fund has $60,271 receivable from the Adviser for reimbursement of expenses, which are included under Due from adviser on its Statement of Assets and Liabilities.

First Eagle Funds | Annual Report | October 31, 2024

Notes to Financial Statements

  For the year ended October 31, 2024, the amounts available for potential future repayment by the Adviser and the expiration schedule are as follows:

		Potential Recoupment Amounts Expiring October 31,
	Total Eligible for Recoupment	2026	2027
Class A	$189,657	$102,116	$87,541
Class C	17,023	8,380	8,643
Class I	469,493	142,781	326,712
Class R6	11,238	3,386	7,852
Total	$687,411	$256,663	$430,748

(7)  Effective May 1, 2024, the Adviser has agreed to waive the First Eagle Short Duration High Yield Municipal Fund's management fees in full from May 1, 2024 through October 31, 2024, with the result that no management fees will be paid by the Fund during that period. For the year ended October 31, 2024, the Adviser waived $144,432 of the management fee which are included under Expense waiver in the Statement of Operations. As of October 31, 2024, the Fund has $53,521 receivable from the Adviser for the management fee waiver, which are included under Due from adviser on its Statement of Assets and Liabilities. The Adviser has contractually agreed to waive and/or reimburse certain fees and expenses of Classes A, I, and R6 for First Eagle Short Duration High Yield Municipal Fund so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) ("annual operating expenses") of each class are limited to 0.85%, 0.60% and 0.60% of average net assets, respectively. Each of these undertakings lasts until February 28, 2025 and may not be terminated during its term without the consent of the Board. The Fund has agreed that each of Classes A, I and R6 will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) 0.85%, 0.60% and 0.60% of the class' average net assets, respectively; or (2) if applicable, the then current expense limitations. Any such repayment must be made within three years after the year in which the Adviser incurred the expense. For the year ended October 31, 2024, the Adviser reimbursed $341,579 in expenses which are included under Expense waiver in the Statement of Operations. As of October 31, 2024, the Fund has $80,657 receivable from the Adviser for reimbursement of expenses, which are included under Due from adviser on its Statement of Assets and Liabilities.

  For the year ended October 31, 2024, the amounts available for potential future repayment by the Adviser and the expiration schedule are as follows:

		Potential Recoupment Amounts Expiring October 31,
	Total Eligible for Recoupment	2027
Class A	$41,503	$41,503
Class I	285,309	285,309
Class R6	14,767	14,767
Total	$341,579	$341,579

First Eagle Funds | Annual Report | October 31, 2024

Notes to Financial Statements

The Adviser also performs certain administrative, accounting, operations, compliance and other services on behalf of the Funds, and in accordance with its agreement with the Adviser, the Funds (except for First Eagle Global Income Builder Fund and First Eagle High Yield Municipal Fund before December 27, 2023, which pay the fee described in the next paragraphs) reimburse the Adviser for costs (including personnel and other costs) related to those services. These reimbursements may not exceed an annual rate of 0.05% of a Fund's average daily net assets.

Pursuant to Administrative Services Agreements between each of First Eagle Global Income Builder Fund and First Eagle High Yield Municipal Fund before it changed its name and strategy on December 27, 2023, and the Adviser, each pay the Adviser a monthly administration fee that is accrued daily at an annual rate of 0.05% of the Fund's average daily net assets.

For the year ended October 31, 2024, The Adviser waived and the Funds had due from Adviser amounts shown below:

	Adviser Waived Amount	Due From Adviser
First Eagle Global Fund	$—	$—
First Eagle Overseas Fund	—	—
First Eagle U.S. Value Fund	—	—
First Eagle Gold Fund	—	—
First Eagle Global Income Builder Fund	—	—
First Eagle Rising Dividend Fund	—	—
First Eagle Small Cap Opportunity Fund	—	—
First Eagle U.S. Smid Cap Opportunity Fund	66,048	23,726
First Eagle Global Real Assets Fund	79,922	14,859
First Eagle High Yield Municipal Fund	—	—
First Eagle Short Duration High Yield Municipal Fund	6,711	—

The Funds have entered into a custody agreement with J.P. Morgan Chase Bank, N.A. ("JPM"). The custody agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. JPM serves as custodian of the Funds' portfolio securities and other assets. JPM has directly entered into sub-custodial agreements to maintain the custody of gold and silver bullion in the Funds. Under the terms of the custody agreement between the Funds and JPM, JPM maintains and deposits in separate accounts, cash, securities and other assets of the Funds. JPM is also required, upon the order of the Funds, to deliver securities held by JPM and the sub-custodian, and to make payments for securities purchased by the Funds. JPM has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the United States are maintained in the custody of these entities.

First Eagle Funds | Annual Report | October 31, 2024

Notes to Financial Statements

The Funds have also entered into an agreement for administrative services with JPM, pursuant to which JPM provides certain financial reporting and other administrative services. JPM, as the Funds' administrator, receives annual fees separate from and in addition to the fees it receives for its services as the Funds' custodian.

FEF Distributors, LLC, a wholly owned subsidiary of the Adviser, serves as the Funds' principal underwriter. For the year ended October 31, 2024, FEF Distributors, LLC realized $354,156, $12,491, $15,345, $53,563, $12,628, $4,315, $30,553, $526, $36, $158,302 and $3,433 pertaining to the sales of shares of First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle Rising Dividend Fund, First Eagle Small Cap Opportunity Fund, First Eagle U.S. Smid Cap Opportunity Fund, First Eagle Global Real Assets Fund, First Eagle High Yield Municipal Fund and First Eagle Short Duration High Yield Municipal Fund, respectively. For the year ended October 31, 2024, FEF Distributors, LLC realized $81,077, $5,904, $1,717, $6,699, $3,228, $420 and $4,364 CDSC pertaining to the redemption of shares of First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle Rising Dividend Fund and First Eagle High Yield Municipal Fund, respectively; and the adviser realized $27,846, $4,406, $(90), $1,017, $46,554, $71, $(2,057), $208,673 and $(805) CDSC pertaining to the redemption of shares of First Eagle Global Fund, First Eagle Overseas Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle Rising Dividend Fund, First Eagle Small Cap Opportunity Fund, First Eagle High Yield Municipal Fund and First Eagle Short Duration High Yield Municipal Fund, respectively.

The Trust adopted a Trustee Deferred Compensation Plan (the "Plan"), which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various First Eagle Funds until distribution in accordance with the Trustee Deferred Compensation Plan. As of October 31, 2024, balances to the Plan are included in the fees payable to the Trustees on the Statements of Assets and Liabilities.

Note 3 — Plans of Distribution

Under the terms of the Distribution Plans and Agreements ("the Plans") with FEF Distributors, LLC (the "Distributor"), pursuant to the provisions of Rule 12b-1 under the 1940 Act, the First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle Rising Dividend Fund, First Eagle Small Cap Opportunity Fund, First Eagle U.S. Smid Cap Opportunity Fund and First Eagle Global Real Assets Fund, First Eagle High Yield Municipal Fund, and First Eagle Short Duration High Yield Municipal Fund pay the Distributor monthly a distribution and/or service fee with respect to Class A, Class C, Class R3 and Class R4 shares based on each Fund's average daily

First Eagle Funds | Annual Report | October 31, 2024

Notes to Financial Statements

net assets as shown in the table below. Under the Plans, the Distributor is obligated to use the amounts received under the Plans for, among other things, payments to qualifying dealers for their assistance in the distribution of a Fund's shares and the provision of shareholder services and for other expenses such as advertising costs and the payment for the printing and distribution of prospectuses to prospective investors.

Fund	Class A	Class C	Class R3	Class R4
First Eagle Global Fund	0.25%	1.00%	0.35%	0.10%
First Eagle Overseas Fund	0.25%	1.00%	0.35%	0.10%
First Eagle U.S. Value Fund	0.25%	1.00%	0.35%	0.10%
First Eagle Gold Fund	0.25%	1.00%	0.35%	0.10%
First Eagle Global Income Builder Fund	0.25%	1.00%	0.35%	0.10%
First Eagle Rising Dividend Fund	0.25%	1.00%	0.35%	0.10%
First Eagle Small Cap Opportunity Fund	0.25%	n/a	n/a	n/a
First Eagle U.S. Smid Cap Opportunity Fund	0.25%	n/a	n/a	n/a
First Eagle Global Real Assets Fund	0.25%	n/a	n/a	n/a
First Eagle High Yield Municipal Fund	0.25%	1.00%	n/a	n/a
First Eagle Short Duration High Yield Municipal Fund	0.25%	1.00%	n/a	n/a

The Distributor bears distribution costs of a Fund to the extent they exceed payments received under the Plan. For the year ended October 31, 2024, the distribution fees incurred by the Funds are disclosed in the Statements of Operations.

The Service fee covers expenses incurred by the Distributor for providing shareholder liaison services, including assistance with subscriptions, redemptions and other shareholder questions. For the year ended October 31, 2024, the services fees incurred by the Funds are disclosed in the Statements of Operations.

Note 4 — Purchases and Sales of Securities

For the year ended October 31, 2024, purchases and proceeds from sales of investments, excluding short-term securities, were as follows:

Fund	Purchases excluding U.S. Government Securities	Sales and Maturities excluding U.S. Government Securities	Purchases of U.S. Government Securities	Sales and Maturities of U.S. Government Securities
First Eagle Global Fund	$4,551,484,107	$5,005,085,868	$—	$—
First Eagle Overseas Fund	810,594,679	2,083,796,170	—	—
First Eagle U.S. Value Fund	101,494,134	140,973,204	—	—
First Eagle Gold Fund	1,474,187,539	1,418,727,460	—	—

First Eagle Funds | Annual Report | October 31, 2024

Notes to Financial Statements

Fund	Purchases excluding U.S. Government Securities	Sales and Maturities excluding U.S. Government Securities	Purchases of U.S. Government Securities	Sales and Maturities of U.S. Government Securities
First Eagle Global Income Builder Fund	$204,167,356	$257,295,590	$41,234,484	$112,992,198
First Eagle Rising Dividend Fund	62,028,928	88,877,570	—	—
First Eagle Small Cap Opportunity Fund	946,055,410	768,068,637	—	—
First Eagle U.S. Smid Cap Opportunity Fund	20,438,307	9,729,056	—	—
First Eagle Global Real Assets Fund	6,491,716	5,304,145	—	—
First Eagle High Yield Municipal Fund	6,697,470,917	2,143,539,954	—	—
First Eagle Short Duration High Yield Municipal Fund	248,969,624	95,958,051	—	—

Note 5 — Line of Credit

On June 24, 2024, the Funds renewed a $200 million committed, unsecured line of credit ("Credit Facility") with JPM for the First Eagle Funds and First Eagle Variable Funds to be utilized for temporarily financing the purchase or sale of securities for prompt delivery in the ordinary course of business or for temporarily financing the redemption of shares of each Fund at the request of shareholders and other temporary or emergency purposes with a termination date of June 23, 2025. Under the Credit Facility arrangement, each Fund has agreed to pay a per annum rate of interest for borrowings generally based on 1.00% plus the higher of Daily Simple Secured Overnight Financing Rate plus a ten basis point credit spread adjustment, Overnight Bank Funding Rate or Effective Federal Funds Rate and a commitment fee of 0.20% per annum on the unused portion of the Credit Facility. A portion of the commitment fees related to the Credit Facility are paid by the Funds and are included in other expenses in the Statements of Operations. During the period, the Funds had no borrowings under the agreement.

Note 6 — Indemnification and Investment Risk

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred.

First Eagle Funds | Annual Report | October 31, 2024

Notes to Financial Statements

However, based on experience, the Funds expect the risk of loss to be remote. The Funds may have elements of risk not typically associated with investments in the United States due to their investments in foreign countries or regions. Such foreign investments may subject the Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities. The securities markets in many emerging-market countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of developed countries.

The First Eagle Global Income Builder Fund, First Eagle High Yield Municipal Fund and First Eagle Short Duration High Yield Municipal Fund invest in high yield securities which may be subject to greater levels of interest rate, credit and liquidity risk than investment grade securities. These high yield securities may be considered speculative with respect to the issuer's continuing ability to make principal and interest payments and may be subject to significant price fluctuations.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Funds enter into derivatives which may represent off-balance sheet risk. Off- balance sheet risk exists when the maximum potential loss on a particular investment is greater than the value of such investment as reflected in the Statements of Assets and Liabilities.

Note 7 — Redemption In-Kind Transactions

The redemption in-kind policy for all of the Funds reserves the right of the Funds to pay redemptions in-kind (i.e., payments in the form of marketable securities or, as needed, other traded assets, rather than cash) if the redemption request is large enough to affect a Fund's operations (for example, if it represents more than $250,000 or 1% of the Fund's assets). When receiving assets distributed in-kind, the recipient will bear applicable commissions or other costs on their sale. There were no redemptions in-kind during the year ended October 31, 2024.

Note 8 — Subsequent Events

The First Eagle Global Income Builder Fund is in the process of establishing a wholly owned subsidiary (First Eagle Global Income Builder Cayman Fund, Ltd.), which will be an exempted company under the laws of the Cayman Islands.

First Eagle Funds | Annual Report | October 31, 2024

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of First Eagle Funds and Shareholders of each of the eleven funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (constituting the First Eagle Funds, hereafter collectively referred to as the "Funds") as of October 31, 2024, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

First Eagle Global Fund(1)	First Eagle Rising Dividend Fund(2)
First Eagle Overseas Fund(1)	First Eagle Small Cap Opportunity Fund(3)
First Eagle U.S. Value Fund(1)	First Eagle U.S. Smid Cap Opportunity Fund(4)
First Eagle Gold Fund(1)	First Eagle Global Real Assets Fund(5)
First Eagle Global Income Builder Fund(2)	First Eagle High Yield Municipal Fund (formerly First Eagle High Income Fund)(2)
First Eagle Short Duration High Yield Municipal Fund(6)

(1)  Consolidated statement of assets and liabilities, including the consolidated schedule of investments as of October 31, 2024, and the related consolidated statement of operations for the year ended October 31, 2024, consolidated statement of changes in net assets for each of the two years in the period ended October 31, 2024 and the consolidated financial highlights for each of the five years in the period ended October 31, 2024

(2)  Statement of assets and liabilities, including the schedule of investments, as of October 31, 2024, and the related statement of operations for the year ended October 31, 2024, statement of changes in net assets for each of the two years in the period ended October 31, 2024, and the financial highlights for each of the five years in the period ended October 31, 2024

(3)  Statement of assets and liabilities, including the schedule of investments, as of October 31, 2024, and the related statement of operations for the year ended October 31, 2024, statement of changes in net assets for each of the two years in the period ended October 31, 2024, and the financial highlights for each of the periods indicated therein

(4)  Statement of assets and liabilities, including the schedule of investments, as of October 31, 2024, and the related statement of operations for the year ended October 31, 2024, statement of changes in net assets for each of the two years in the period ended October 31, 2024, and the financial highlights for each of the two years in the period ended October 31, 2024 and for the period August 15, 2022 (inception date) through October 31, 2022

(5)  Consolidated statement of assets and liabilities, including the consolidated schedule of investments, as of October 31, 2024, and the related consolidated statement of operations for the year ended October 31, 2024, consolidated statement of changes in net assets for each of the two years in the period ended October 31, 2024, and the financial highlights for each of the two years in the period ended October 31, 2024 and for the period November 30, 2021 (inception date) through October 31, 2022

(6)  Statement of assets and liabilities, including the schedule of investments, as of October 31, 2024, and the related statement of operations, statement of changes in net assets and the financial highlights for the period January 2, 2024 (inception date) through October 31, 2024

First Eagle Funds | Annual Report | October 31, 2024

Report of Independent Registered Public Accounting Firm

Basis for Opinions

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

New York, New York
December 26, 2024

We have served as the auditor of one or more investment companies advised by First Eagle Investment Management, LLC since 2006.

First Eagle Funds | Annual Report | October 31, 2024

Item 8 Changes In and Disagreements with Accountants For the period covered by this report

Not applicable.

Item 9 Proxy Disclosures For the period covered by this report

Not applicable.

Item 10 Remuneration Paid to Directors, Officers and Others For the period covered by this report

Refer to the financial statements included herein.

Item 11 Statement Regarding Basis for Approval of Investment Advisory Contract

At a meeting held on June 5-6, 2024, the Board of Trustees of the Funds, including a majority of the independent trustees (the "Independent Trustees"), approved the continuation of the Funds' advisory agreements (the "Advisory Agreements"). The Advisory Agreement for First Eagle Short Duration High Yield Municipal Fund was reviewed but no action was required as the agreement was still within its initial two-year term.

In response to a letter sent to the Adviser on behalf of the Independent Trustees requesting information about the Advisory Agreements and other arrangements and plans, the Trustees received extensive materials from the Adviser, including reviews of performance and expense information compared against the Funds' respective composites, benchmarks and peer groups compiled by an independent data provider. The Trustees also had the benefit of receiving presentations from and holding discussions with management throughout the year.

Prior to approving the continuation of the Advisory Agreements, the Independent Trustees met in executive sessions with their independent counsel to discuss management's responses to their information request and reviewed their legal and fiduciary obligations and the factors relating to their evaluation and approval. In their deliberations, Trustees attributed different weights to the various factors, and no factor alone was considered dispositive. At the conclusion of their review, the Trustees determined that the advisory fees were fair and reasonable under the circumstances and within the range of what could be negotiated at arm's length, and that the continuance of the Advisory Agreements should serve the best interests of each Fund and its shareholders. The Trustees considered the following topics in reaching their conclusion to continue the Advisory Agreements:

Nature, Quality, and Extent of Services Provided by Adviser

•  The Trustees reviewed the services provided by the Adviser to the Funds. The Adviser provides the Funds with investment research, advice and supervision, and continuously furnishes an investment portfolio for each Fund consistent with the Fund's investment objectives, policies and restrictions as set forth in each Fund's Prospectus. The Trustees were assured that service levels for the Funds subject to fee waivers, breakpoints or fee reductions are not affected by the terms of the applicable fee waiver, breakpoint or fee reduction.

First Eagle Funds | Annual Report | October 31, 2024

•  The Trustees reviewed each Fund's generally long-standing historical relationship with the Adviser and the institutional resources available to the Funds under that relationship. The Trustees, in their deliberations, recognized that, for many of the Funds' shareholders, the decision to purchase Fund shares included a decision to select the Adviser as the investment adviser and that there is a strong association in the minds of Fund shareholders between the Adviser and each of the Funds.

•  The Trustees commented on the background and experience of the Funds' Portfolio Managers and the quality of the Trustees' frequent meetings with them both individually and as a group throughout the year and in prior periods. The Trustees also appreciated new product development as a further indication of investment in the Adviser's capabilities. The Trustees noted, based on reports by senior management, that the Adviser's ownership group continues to be strongly supportive of the business and is engaged in appropriate and thoughtful strategic planning for the future.

Investment Performance of Fund and Adviser

•  The Trustees reviewed the performance of each Fund on both an absolute and a relative basis over 1-year, 3-year, 5-year and 10-year periods (where applicable, with no performance presented for the Short Duration High Yield Municipal Fund given it is recently formed, has very limited performance to review and does not have an advisory contract subject to review at this time).

•  The Trustees noted that the Rising Dividend Fund changed management teams and its investment objective as of August 1, 2020, and changed its strategy as of August 1, 2020 and March 1, 2023, and that performance for prior periods was under the prior management team and prior objective and strategy.

•  The Trustees also noted that the High Yield Municipal Fund changed management teams, investment objective and strategy as of December 27, 2023, and that performance for prior periods was under the prior management team and prior objective and strategy.

•  Performance over these various periods was noted relative to the Funds' respective benchmarks, to the performance of peer mutual funds and to Morningstar and Lipper Category Averages (the category averages being referred to as "composites"). The comparative review reflected research and benchmarking by an independent data provider, with periods of outperformance and lagging performance generally as follows (all periods ended as of March 31, 2024):

	Composite #1	Composite #2	Peer Group	Benchmark
Global Fund	Outperformed over all periods shown	Outperformed over trailing 3-, 5- and 10-year periods Lagged over trailing 1-year period	Matched over trailing 1-year period Outperformed all other periods shown	Lagged all periods shown

First Eagle Funds | Annual Report | October 31, 2024

	Composite #1	Composite #2	Peer Group	Benchmark
Overseas Fund	Lagged all periods shown	Outperformed over trailing 10-year period Lagged all other periods shown	Outperformed over trailing 3-year period Lagged all other periods shown	Lagged all periods shown
U.S. Value Fund	Outperformed over all periods shown	Outperformed over trailing 3-year period Lagged all other periods shown	Outperformed over trailing 3-year period Lagged all other periods shown	Lagged all periods shown
Gold Fund	Outperformed over all periods shown	Outperformed over trailing 3-, 5- and 10-year periods Lagged over trailing 1-year period	Outperformed over trailing 3-, 5- and 10-year periods Lagged over trailing 1-year period	Outperformed over all periods shown
Global Income Builder Fund	Outperformed over trailing 3-, 5- and 10-year periods Lagged over trailing 1-year period	Outperformed over trailing 3-year period Lagged all other periods shown	Outperformed over trailing 3- and 5-year periods Lagged all other periods shown	Outperformed over trailing 3-year period Lagged all other periods shown
High Yield Municipal Fund	Outperformed over all periods shown	Lagged over trailing 10-year period Outperformed all other periods shown	Lagged over trailing 10-year period Outperformed all other periods shown	Lagged over trailing 10-year period Outperformed all other periods shown
Rising Dividend Fund	Lagged all periods shown	Outperformed over trailing 1-year period Lagged all other periods shown	Outperformed over trailing 1-year period Lagged all other periods shown	Lagged all periods shown
Small Cap Opportunity Fund	Lagged over trailing 1-year period	Lagged over trailing 1-year period	Lagged over trailing 1-year period	Lagged over trailing 1-year period
Global Real Assets Fund	Lagged over trailing 1-year period	Outperformed over trailing 1-year period	Outperformed over trailing 1-year period	Lagged over trailing 1-year period
Smid Cap Opportunity Fund	Outperformed over trailing 1-year period	Outperformed over trailing 1-year period	Outperformed over trailing 1-year period	Outperformed over trailing 1-year period

•  For Funds with comparatively lagging performance over longer periods, the Trustees noted that, while comparative performance review showed lagging performance relative to comparison groups and benchmarks, there have been periods of outperformance by these and other metrics in prior years. Performance for each Fund was determined to be adequate as compared to their respective benchmarks, peer comparisons and on an absolute basis, and reflective of each Fund's investment objective and philosophy.

•  Memoranda provided to the Trustees with management commentary on performance was discussed. This included supplemental information showing downside risk analysis intended to support management's view that an emphasis on managing downside risk is an important consideration in assessing the performance of a number of the Funds. Certain of these Funds showed stronger downside risk protection relative to peers while others did not.

First Eagle Funds | Annual Report | October 31, 2024

•  The Trustees commented, for the Global Value Funds, on holdings of short-term investments and, in some cases, gold positions, and noted that short-term investments and gold are important elements of the First Eagle Global Value team's investment philosophy and typically represent differentiating factors from peers for those Funds.

Costs of Services To Be Provided and Profits To Be Realized by Adviser and its Affiliates From Relationship with Funds; Economies of Scale; Fall-Out Benefits

•  The Trustees reviewed the total compensation received by the Adviser and the Funds' total costs for using the Adviser's services, taking into account expenses incurred by the Adviser that are passed through to the Funds (notably under the administrative cost reimbursement program). They concluded that this compensation was commensurate with the nature, extent, and quality of the services provided and therefore fair and reasonable under the circumstances, and referred to their prior discussion on the performance of each Fund, including a review of performance against each Fund's respective composites, benchmark and peer group. As part of their analysis, the Trustees considered fees charged by investment advisers to peer mutual funds for services comparable to those provided by the Adviser and referred to an independent data provider fee report, together with a management summary of the same. They determined that the Adviser's fees were competitive, with the net management fees for some Funds being higher and for some Funds being lower than their peer averages/medians, but all being within the range of peers. The Trustees also considered, where applicable and available, the advisory fees charged to other clients of the Adviser with similar investment objective(s) to a Fund and received information that for some Funds, the fees charged to these other clients were higher or lower relative to the respective Fund. The Trustees were apprised that for some of the Adviser's other accounts, there were operational differences and the Adviser provided different categories of services compared to the Funds (e.g., regulatory and operational structures may differ, frequency and scale of cash flows may differ, etc.), which has resulted in lower fees charged relative to certain Funds.

•  Memoranda provided to the Trustees with management commentary on fees and expenses was discussed.

•  While analyzing the effects of direct and indirect compensation to the Adviser and its affiliates (sometimes referred to as "fall-out benefits"), the Trustees considered the absence of affiliated broker-dealer relationships and the effects of the administrative service fees and reimbursements paid to the Adviser. The Trustees noted that the Adviser is currently absorbing soft dollar costs and paying them itself. With regard to other possible benefits associated with the Adviser's management of the Funds, the Trustees noted, among other things, that the Distributor is generally able to retain revenue associated with Rule 12b-1 fees on the relatively limited amount of shareholders it services

First Eagle Funds | Annual Report | October 31, 2024

directly and that the Adviser may be able to extend investment and operational efficiencies associated with the Funds to its management of other types of accounts.

•  The Trustees reviewed the Funds' expense ratios, which were deemed reasonable both on an absolute basis and in comparison to peer funds. The Trustees noted changes in the Funds' expense ratios over time, with some Funds showing decreases and some showing increases. In general, a contributing factor to the change in the Funds' expense ratios was an increase or decrease in the respective Fund's average net assets over the relevant period. In the case of each of High Yield Municipal Fund, Small Cap Opportunity Fund, Smid Cap Opportunity Fund, Rising Dividend Fund and Global Real Assets Fund, the Trustees considered that the Adviser contractually agreed to cover certain expenses through expense limitation agreements. The Trustees also considered the effect of Fund asset size on particular categories of expenses, both currently and relative to prior periods. The Trustees noted the impact on the Funds' expense ratios resulting from the administrative fees or reimbursements paid to or charged by the Adviser, as the case may be. While economies of scale can be complex to assess and typically are not directly measurable, the Trustees noted that the Adviser may be able to employ economies of scale in certain areas relating to the management of the Funds, potentially including investment management, trading, compliance and back-office operations. In the case of the administrative expense reimbursements, which is the method by which the majority of the Funds "pay" for administrative services performed by the Adviser, because they represent the provision of services at cost, any economies of scale realized are, by definition, for the benefit of the Funds.

•  The Trustees reviewed the Adviser's financial condition and profitability. Profits to the Adviser vary meaningfully depending on the particular Fund, with some Funds showing losses to the Adviser and others showing profits. Overall, profits were viewed as not excessive and providing appropriate incentives to the Adviser. The Trustees noted the cyclical and competitive nature of the global asset management industry and the related importance of profitability (when considered across the business) in maintaining the Adviser's culture and management continuity. The Trustees also noted that the Adviser has always shown the willingness to commit resources to support investment in the business and to maintain the generally high quality of the overall shareholder experience in the Funds, such as attracting and retaining qualified personnel and investing in technology. Levels of support are not dependent on or reflective of the profits realized on a per-Fund basis. The Trustees reviewed personal investments maintained in the Funds by certain portfolio managers (with those investments being both direct and "notional" under the Adviser's compensation plans), which was viewed as evidence of commitment to the Funds by key personnel.

First Eagle Funds | Annual Report | October 31, 2024

General Information

Form N-PORT portfolio schedule

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds' Form N-PORT is available on the SEC's Web site at www.sec.gov. Additionally, you may obtain copies of Form N-PORT from the Fund upon request by calling 1.800.334.2143.

Proxy voting policies, procedures and record

You may obtain (1) a description of the Funds' proxy voting policies, (2) a description of the Funds' proxy voting procedures and (3) information regarding how the Funds voted any proxies related to portfolio securities during the most recent twelve-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Funds directly at 1.800.334.2143 or on the EDGAR Database on the SEC's Web site at www.sec.gov.

First Eagle Funds | Annual Report | October 31, 2024

Tax Information

Fiscal Year Ended October 31, 2024 (unaudited)

Each Fund designates at the following amounts (or the maximum amount allowable) distributed during the fiscal year ended October 31, 2024, if any, as dividends exempt from federal income tax, capital gain dividends, dividends eligible for the corporate dividends received deduction and/or qualified dividend income:

	% of Qualifying Dividend Income	% of Dividends Eligible for the Dividends Received Deduction	Tax-Exempt Income	Long-Term Capital Gains	Long-Term Capital Gains 28%
First Eagle Global Fund	93.75%	41.36%	$—	$1,127,173,521	$—
First Eagle Overseas Fund	84.40%	1.72%	—	59,384,628	493,395
First Eagle U.S. Value Fund	95.80%	87.72%	—	63,679,067	—
First Eagle Gold Fund	87.26%	37.54%	—	—	—
First Eagle Global Income Builder Fund	73.42%	22.75%	—	—	—
First Eagle Rising Dividend Fund	100.00%	89.76%	—	25,786,460	—
First Eagle Small Cap Opportunity Fund	89.33%	84.72%	—	—	—
First Eagle U.S. Smid Cap Opportunity Fund	100.00%	100.00%	—	—	—
First Eagle Global Real Assets Fund	79.33%	32.72%	—	—	—
First Eagle High Yield Municipal Fund	0.00%	0.00%	66,148,989	—	—
First Eagle Short Duration High Yield Municipal Fund	0.00%	0.00%	1,650,374	—	—

First Eagle Overseas Fund paid foreign taxes of $26,506,634 and recognized Section 853 foreign source income of $536,039,639. Pursuant to Section 853 of the Internal Revenue Code, the First Eagle Overseas Fund designates such amount (or the maximum amount allowable) as having been paid in connection with dividends distributed from investment company taxable income during the fiscal year ended October 31, 2024.

First Eagle Gold Fund paid foreign taxes of $4,786,042 and recognized Section 853 foreign source income of $112,310,515. Pursuant to Section 853 of the Internal Revenue Code, the First Eagle Gold Fund designates such amount (or the maximum amount allowable) as having been paid in connection with dividends distributed from investment company taxable income during the fiscal year ended October 31, 2024.

First Eagle Funds | Annual Report | October 31, 2024

Privacy Notice

The Trust is providing you with this privacy notice to inform you of how we process your personal information. If the Trust changes its information practices, we will provide you with notice of any material changes. This privacy policy supersedes any of our previous policies relating to the information you disclose to us.

FACTS	WHAT DOES THE TRUST DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number, income, and assets
◼ account balances, payment history, and account activity
◼ credit history and credit scores
◼ name, address, telephone number, occupation
◼ online information, such as your IP address and data gathered from your browsing activity and location
◼ information we encounter in public records in the ordinary course of business
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons the Trust chooses to share; and whether you can limit this sharing.

First Eagle Funds | Annual Report | October 31, 2024

Privacy Notice

Reasons we can share your personal information	Does the Trust share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	Yes	Yes
For joint marketing with other financial companies	No	N/A
For our affiliates' everyday business purposes— information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes— information about your creditworthiness	Yes	Yes
For our affiliates to market to you	Yes	Yes
For nonaffiliates to market to you	No	N/A

To limit our sharing	◼ Call 800.334.2143 and indicate your desire to limit our sharing
◼ Visit us online: www.firsteagle.com/individuals-home or
◼ Mail the form below
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice.
However, you can contact us at any time to limit our sharing.
Questions?	Call 800.334.2143 or go to www.firsteagle.com/individuals-home

First Eagle Funds | Annual Report | October 31, 2024

Privacy Notice

#

Mail-in Form

If you have a joint account, your choice(s) will apply to everyone on your account unless you mark below. ❑ Apply my choices only to me	Mark any/all you want to limit:
❑ Do not share information about my creditworthiness with your affiliates for their everyday business purposes.
❑ Do not allow your affiliates to use my personal information to market to me.
❑ Do not share my personal information with nonaffiliates to market their products and services to me.
Name
Address

City, State, Zip
Account #
Mail to:
First Eagle Funds
P.O. Box 219324
Kansas City, MO
64121-9324

#

What we do

How does the Trust protect my personal information?

We maintain physical, electronic and procedural safeguards that comply with federal standards to guard consumer information. We permit only authorized individuals, who are trained in the proper handling of individual shareholder information and need to access this information to do their job, to have access to this information.

How does the Trust collect my personal information?	We collect your personal information, for example, when you
◼ open an account, make transactions using your account, or deposit money
◼ subscribe to receive information, submit an application, or otherwise submit a form containing personal information
◼ use our services online
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

First Eagle Funds | Annual Report | October 31, 2024

Privacy Notice

Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
◼ Affiliated companies include First Eagle Investments; First Eagle Holdings, Inc.; First Eagle Investment Management, LLC; FEF Distributors, LLC; First Eagle Separate Account Management, LLC; First Eagle Alternative Credit, LLC; Napier Park Global Capital Ltd; Napier Park Global Capital GmbH, Napier Park Global Capital (US) LP; First Eagle Investment Management Ltd; First Eagle Investment Management GmbH; First Eagle Funds (Ireland) ICAV; First Eagle Amundi Sub-Funds (Luxembourg) SICAV; First Eagle Overseas Variable Fund, a portfolio of First Eagle Variable Funds, an open-end investment management company; First Eagle Credit Opportunities Fund, a closed-end interval fund; First Eagle Private Credit Fund, a business development company; First Eagle Global Equity ETF (FEGE) and First Eagle Overseas Equity ETF (FEOE)., exchange traded funds; and any other First Eagle Funds and any sub-funds, as applicable.

First Eagle Funds | Annual Report | October 31, 2024

Privacy Notice

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
◼ Nonaffiliated third parties may include service providers such as the Trust's distributors, registrar and transfer agent for shareholder transactions, other parties providing individual shareholder servicing, accounting and recordkeeping services, attorneys, accountants, and auditors.

Data Subject Rights

Individuals in some jurisdictions may have certain data subject rights. These rights vary, but they may include the right for individuals to: (i) request access to and rectification or erasure of their personal data; (ii) restrict or object to the processing of their personal data; and (iii) obtain a copy of their personal data in a portable format. Individuals may also have the right to lodge a complaint about the processing of personal data with a data protection authority. If you have any questions about exercising these rights call 800.334.2143 or go to www.firsteagle.com/individuals-home.

Special Notice for Residents of California

First Eagle does not sell non-public personal information or share non-public personal information for cross-context behavioral advertising. We will not share information we collect about you with nonaffiliates, except as permitted by California law and described above. While the law provides California residents with data rights in some circumstances, the state protections do not apply to personal information collected about current or former investors whose information is protected by federal financial privacy law under the Gramm Leach Bliley Act and the SEC's Reg S-P.

First Eagle Funds | Annual Report | October 31, 2024

Privacy Notice

Other important information

Sharing of Personal Information with Nonaffiliated Third Parties

We will only share your personal information collected, as described above, with nonaffiliated third parties:

•  At your request;

•  When you authorize us to process or service a transaction or product (nonaffiliated third parties in this instance may include service providers such as the Trust's distributors, registrar and transfer agent for shareholder transactions, and other parties providing individual shareholder servicing, accounting and recordkeeping services);

•  With companies that perform sales and marketing services on our behalf with whom we have agreements to protect the confidentiality of your information and to use the information only for the purposes for which we disclose the information to them; or

•  When required by law to disclose such information to appropriate authorities.

We do not otherwise provide information about you to outside firms, organizations or individuals except as permitted by law.

What We do with Personal Information about Our Former Customers

If you decide to discontinue doing business with us, the Trust will continue to adhere to this privacy policy with respect to the information we have in our possession about you and your account following the termination of our shareholder relationship.

First Eagle Funds | Annual Report | October 31, 2024

First Eagle Funds

Trustees

Lisa Anderson

John P. Arnhold

Candace K. Beinecke (Chair)

Peter Davidson

Jean D. Hamilton

William M. Kelly

Paul J. Lawler

Mehdi Mahmud

Mandakini Puri

Trustee Emeritus

Jean-Marie Eveillard*

Officers

Mehdi Mahmud

President

Robert Bruno

Senior Vice President

Brandon Webster

Chief Financial Officer

Seth Gelman

Chief Compliance Officer

David O'Connor

General Counsel

Sheelyn Michael

Secretary & Deputy General Counsel

Michael Luzzatto

Vice President

Shuang Wu

Treasurer

Investment Adviser

First Eagle Investment Management, LLC

1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Sidley Austin LLP

787 Seventh Avenue
New York, NY 10019

Custodian

JPMorgan Chase Bank, N.A.

4 Chase Metrotech Center, Floor 16,
Brooklyn, NY 11245

Shareholder Servicing Agent

SS&C GIDS, Inc.

801 Pennsylvania Avenue, Suite 219324
Kansas City, MO 64105
800.334.2143

Underwriter

FEF Distributors, LLC

1345 Avenue of the Americas
New York, NY 10105

Independent Registered Public
Accounting Firm

PricewaterhouseCoopers LLP

300 Madison Avenue
New York, NY 10017

  Additional information about the Trustees and Officers is included in the Funds' Statement of Additional Information.

*  Mr. Eveillard is a former member of the Board of Trustees and is invited to attend all Board meetings. He is not a Trustee for purposes of the Trust's Declaration of Trust, Delaware law or the Investment Company Act.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of First Eagle Funds.

First Eagle Funds | Annual Report | October 31, 2024

First Eagle Funds are offered by FEF Distributors, LLC,

1345 Avenue of the Americas, New York, NY 10105.

First Eagle Investment Management, LLC

1345 Avenue of the Americas, New York, NY 10105-0048
800.334.2143 www.firsteagle.com

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Please see Renumeration Paid included under Item 7 of this Form N-CSR.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Please see Approval of Investment Advisory Contract included under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

No material change to report at this time.

Item 16. Controls and Procedures.

(a)	In the opinion of the principal executive officer and principal financial officer, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed and are operating effectively to ensure (i) that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared; and (ii) that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)

There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR.

(a)(2) Not Applicalbe

(a)(3) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)): Attached hereto.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)): Attached hereto.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Eagle Funds

By (Signature and Title)*	/s/ Mehdi Mahmud
Mehdi Mahmud, President

Date January 2, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mehdi Mahmud
Mehdi Mahmud, President

Date January 2, 2025

By (Signature and Title)*	/s/ Brandon Webster
Brandon Webster, Principal Financial Officer

Date January 2, 2025

*Print the name and title of each signing officer under his or her signature.

6